UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02652
Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2018—June 30, 2018
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2018

Vanguard 500 Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Fund Profile.	5
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	27
Trustees Approve Advisory Arrangement.	29
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• U.S. stocks faced high volatility but in aggregate posted gains for the first half of 2018 as investor concerns about monetary policy, trade tariffs, and rising inflation were countered by favorable job reports and corporate earnings. The Federal Reserve raised short-term interest rates in March and June.

• In this environment, Vanguard 500 Index Fund returned well over 2% for the six months ended June 30, 2018, closely tracking its target index, the Standard & Poor’s 500 Index. The fund, which provides exposure to the stocks of the largest U.S. companies, exceeded the average return of its large-capitalization core fund peers.

• The fund recorded positive returns in six of its 11 industry sectors. Consumer discretionary (+11.2%) and information technology (+10.5%) were the top contributors. The biggest detractors were consumer staples (–9.0%) and telecommunication services (–8.4%).

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard 500 Index Fund
Investor Shares	2.58%
ETF Shares
Market Price	2.63
Net Asset Value	2.61
Admiral™ Shares	2.63
Institutional Select Shares	2.64
S&P 500 Index	2.65
Large-Cap Core Funds Average	1.75
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Select
Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard
ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Select Shares	Average
500 Index Fund	0.14%	0.04%	0.04%	0.01%	1.03%

The fund expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the fund’s annualized expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04%
for Admiral Shares, and 0.01% for Institutional Select Shares. The peer-group expense ratio is derived from data provided by Lipper, a
Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Large-Cap Core Funds.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
	Total Returns
	Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

500 Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Select Shares
Ticker Symbol	VFINX	VOO	VFIAX	VFFSX
Expense Ratio[1]	0.14%	0.04%	0.04%	0.01%
30-Day SEC Yield	1.84%	1.94%	1.94%	1.97%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Number of Stocks	509	505	3,779
Median Market Cap	$104.8B	$104.8B	$64.0B
Price/Earnings Ratio	21.0x	21.0x	20.7x
Price/Book Ratio	3.2x	3.2x	3.0x
Return on Equity	16.1%	16.1%	15.0%
Earnings Growth Rate	7.9%	7.9%	8.3%
Dividend Yield	1.9%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.98

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Consumer Discretionary	12.9%	12.9%	13.2%
Consumer Staples	6.9	6.9	6.2
Energy	6.3	6.3	6.1
Financials	13.8	13.8	14.3
Health Care	14.1	14.1	13.7
Industrials	9.6	9.6	10.2
Information Technology	26.0	26.0	24.7
Materials	2.6	2.6	3.1
Real Estate	2.9	2.9	3.8
Telecommunication
Services	2.0	2.0	1.8
Utilities	2.9	2.9	2.9

Sector categories are based on the Global Industry Classification
Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the fund’s annualized expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04%
for Admiral Shares, and 0.01% for Institutional Select Shares.

500 Index Fund

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	3.9%
Microsoft Corp.	Systems Software	3.3
Amazon.com Inc.	Internet & Direct
	Marketing Retail	3.0
Alphabet Inc.	Internet Software &
	Services	2.9
Facebook Inc.	Internet Software &
	Services	2.0
Berkshire Hathaway Inc. Multi-Sector
	Holdings	1.6
JPMorgan Chase & Co.	Diversified Banks	1.5
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
Johnson & Johnson	Pharmaceuticals	1.4
Bank of America Corp.	Diversified Banks	1.2
Top Ten		22.3%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/31/1976	14.22%	13.26%	10.04%
ETF Shares	9/7/2010
Market Price		14.38	13.39	14.74[1]
Net Asset Value		14.32	13.38	14.73[1]
Admiral Shares	11/13/2000	14.34	13.38	10.16
Institutional Select Shares	6/24/2016	14.37	—	17.73[1]
1 Return since inception.

500 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.9%)
*	Amazon.com Inc.	7,284,883	12,382,844
	Home Depot Inc.	20,865,734	4,070,905
*	Netflix Inc.	7,862,287	3,077,535
	Walt Disney Co.	26,892,668	2,818,621
	Comcast Corp.
	Class A	83,064,387	2,725,343
	McDonald’s Corp.	14,203,515	2,225,549
	NIKE Inc. Class B	23,203,703	1,848,871
*	Booking Holdings Inc.	871,442	1,766,491
	Lowe’s Cos. Inc.	14,868,737	1,421,005
	Starbucks Corp.	24,972,372	1,219,900
	TJX Cos. Inc.	11,343,472	1,079,672
*	Charter
	Communications
	Inc. Class A	3,350,729	982,467
	Twenty-First Century
	Fox Inc. Class A	19,057,775	946,981
	General Motors Co.	22,950,036	904,231
	Ford Motor Co.	70,791,095	783,657
	Target Corp.	9,645,689	734,230
	Marriott International
	Inc. Class A	5,370,330	679,884
	Ross Stores Inc.	6,847,083	580,290
	VF Corp.	5,921,051	482,684
	Yum! Brands Inc.	5,845,418	457,229
	Dollar General Corp.	4,596,444	453,209
	Aptiv plc	4,789,031	438,819
	Carnival Corp.	7,342,067	420,774
*	O’Reilly Automotive Inc.	1,481,243	405,224
	Hilton Worldwide
	Holdings Inc.	5,052,871	399,985
	Twenty-First Century
	Fox Inc.	7,940,610	391,234
*	Dollar Tree Inc.	4,300,170	365,514
	CBS Corp. Class B	6,175,656	347,195
	Best Buy Co. Inc.	4,435,298	330,785
*	AutoZone Inc.	482,147	323,487

	Royal Caribbean Cruises
	Ltd.	3,063,578	317,387
	Omnicom Group Inc.	4,110,514	313,509
	MGM Resorts
	International	9,061,804	263,064
	Expedia Group Inc.	2,185,841	262,716
	Lennar Corp. Class A	4,889,044	256,675
	Wynn Resorts Ltd.	1,531,695	256,314
	DR Horton Inc.	6,212,552	254,715
*	Mohawk Industries Inc.	1,146,864	245,739
	Genuine Parts Co.	2,653,748	243,588
	Tapestry Inc.	5,204,634	243,108
	Tiffany & Co.	1,842,490	242,472
*	Ulta Beauty Inc.	1,033,839	241,360
	Darden Restaurants Inc.	2,238,728	239,678
*	CarMax Inc.	3,220,717	234,694
	Newell Brands Inc.	8,785,146	226,569
	Kohl’s Corp.	3,042,521	221,800
	PVH Corp.	1,393,828	208,684
	Macy’s Inc.	5,541,807	207,430
	Viacom Inc. Class B	6,387,715	192,653
*	Chipotle Mexican Grill
	Inc. Class A	442,440	190,855
	Hasbro Inc.	2,057,404	189,919
	Advance Auto Parts Inc.	1,339,834	181,815
*	Michael Kors Holdings
	Ltd.	2,712,731	180,668
*	LKQ Corp.	5,605,654	178,820
*	Norwegian Cruise Line
	Holdings Ltd.	3,740,550	176,741
	Whirlpool Corp.	1,168,094	170,810
	Tractor Supply Co.	2,209,585	169,011
	Interpublic Group of
	Cos. Inc.	6,980,485	163,623
	L Brands Inc.	4,383,418	161,660
*	Discovery
	Communications Inc.	6,204,608	158,217
	BorgWarner Inc.	3,572,401	154,185
	Hanesbrands Inc.	6,514,720	143,454
	News Corp. Class A	9,150,347	141,830

500 Index Fund

			Market
			Value•
		Shares	($000)
*	DISH Network Corp.
	Class A	4,139,045	139,113
	PulteGroup Inc.	4,755,522	136,721
	Gap Inc.	3,922,693	127,056
	Harley-Davidson Inc.	3,008,864	126,613
	Ralph Lauren Corp.
	Class A	1,006,488	126,536
	Garmin Ltd.	2,011,437	122,698
	Foot Locker Inc.	2,135,968	112,459
	Nordstrom Inc.	2,124,552	110,009
*	TripAdvisor Inc.	1,938,440	107,990
	Leggett & Platt Inc.	2,374,732	106,008
^	Mattel Inc.	6,222,223	102,169
	Goodyear Tire &
	Rubber Co.	4,334,435	100,949
	H&R Block Inc.	3,786,832	86,264
*,^	Discovery
	Communications
	Inc. Class A	2,799,457	76,985
*,^	Under Armour Inc.
	Class A	3,358,536	75,500
*,^	Under Armour Inc.	3,407,531	71,831
	Lennar Corp. Class B	76,975	3,286
	News Corp. Class B	6,219	99
	Wyndham Hotels &
	Resorts Inc.	216	13
			53,830,677
Consumer Staples (6.9%)
	Procter & Gamble Co.	45,482,757	3,550,384
	Coca-Cola Co.	69,274,397	3,038,375
	PepsiCo Inc.	25,645,151	2,791,988
	Philip Morris
	International Inc.	28,118,940	2,270,323
	Walmart Inc.	26,168,027	2,241,291
	Altria Group Inc.	34,234,030	1,944,151
	Costco Wholesale
	Corp.	7,933,574	1,657,958
	Mondelez International
	Inc. Class A	26,683,178	1,094,010
	Colgate-Palmolive Co.	15,780,777	1,022,752
	Walgreens Boots
	Alliance Inc.	15,425,559	925,765
	Kraft Heinz Co.	10,808,416	678,985
	Kimberly-Clark Corp.	6,317,991	665,537
	Constellation Brands
	Inc. Class A	3,039,720	665,304
	Sysco Corp.	8,667,610	591,911
	Estee Lauder Cos. Inc.
	Class A	4,051,019	578,040
	General Mills Inc.	10,722,402	474,573
	Archer-Daniels-
	Midland Co.	10,112,973	463,478

*	Monster Beverage
	Corp.	7,428,344	425,644
	Kroger Co.	14,695,484	418,087
	Tyson Foods Inc.
	Class A	5,382,521	370,587
	Clorox Co.	2,342,107	316,770
	Kellogg Co.	4,516,336	315,556
	McCormick & Co. Inc.	2,193,673	254,663
	Conagra Brands Inc.	7,117,034	254,292
	Church & Dwight Co.
	Inc.	4,426,500	235,313
	Hershey Co.	2,527,044	235,167
	Brown-Forman Corp.
	Class B	4,737,732	232,196
	Molson Coors Brewing
	Co. Class B	3,347,031	227,732
	JM Smucker Co.	2,054,870	220,857
^	Hormel Foods Corp.	4,888,553	181,903
^	Campbell Soup Co.	3,478,824	141,032
	Coty Inc. Class A	8,550,453	120,561
			28,605,185
Energy (6.3%)
	Exxon Mobil Corp.	76,586,126	6,335,970
	Chevron Corp.	34,569,085	4,370,569
	Schlumberger Ltd.	25,056,673	1,679,549
	ConocoPhillips	21,168,302	1,473,737
	EOG Resources Inc.	10,472,195	1,303,055
	Occidental Petroleum
	Corp.	13,853,323	1,159,246
	Valero Energy Corp.	7,796,974	864,139
	Phillips 66	7,593,259	852,799
	Halliburton Co.	15,849,390	714,174
	Anadarko Petroleum
	Corp.	9,315,001	682,324
	Kinder Morgan Inc.	34,311,618	606,286
	Marathon Petroleum
	Corp.	8,353,680	586,094
	Pioneer Natural
	Resources Co.	3,082,247	583,285
	ONEOK Inc.	7,434,225	519,132
	Devon Energy Corp.	9,465,842	416,118
	Williams Cos. Inc.	14,967,466	405,768
*	Concho Resources Inc.	2,696,265	373,028
	Andeavor	2,514,523	329,855
	Apache Corp.	6,910,615	323,071
	Marathon Oil Corp.	15,431,102	321,893
	Hess Corp.	4,735,357	316,748
	Noble Energy Inc.	8,760,786	309,081
	National Oilwell Varco
	Inc.	6,908,879	299,845
	EQT Corp.	4,561,309	251,693
	TechnipFMC plc	7,849,399	249,140
	Baker Hughes a GE Co.	7,530,842	248,744

500 Index Fund

			Market
			Value•
		Shares	($000)
	HollyFrontier Corp.	3,193,924	218,560
	Cabot Oil & Gas Corp.	8,169,592	194,436
	Cimarex Energy Co.	1,724,701	175,471
	Helmerich & Payne Inc.	1,969,898	125,601
*	Newfield Exploration Co.	3,613,277	109,302
			26,398,713
Financials (13.8%)
	JPMorgan Chase & Co.	61,585,237	6,417,182
*	Berkshire Hathaway
	Inc. Class B	33,394,807	6,233,141
	Bank of America Corp.	170,561,534	4,808,130
	Wells Fargo & Co.	79,329,601	4,398,033
	Citigroup Inc.	46,121,481	3,086,449
	US Bancorp	28,225,114	1,411,820
	Goldman Sachs Group
	Inc.	6,354,254	1,401,558
	American Express Co.	12,917,794	1,265,944
	Morgan Stanley	24,657,378	1,168,760
	PNC Financial Services
	Group Inc.	8,492,964	1,147,399
	BlackRock Inc.	2,231,030	1,113,373
	Charles Schwab Corp.	21,721,033	1,109,945
	Chubb Ltd.	8,427,296	1,070,435
	CME Group Inc.	6,159,653	1,009,690
	Bank of New York
	Mellon Corp.	18,283,034	986,004
	S&P Global Inc.	4,546,087	926,902
	American International
	Group Inc.	16,240,975	861,096
	Capital One Financial
	Corp.	8,800,455	808,762
	MetLife Inc.	18,390,520	801,827
	Intercontinental
	Exchange Inc.	10,478,833	770,718
	Marsh & McLennan
	Cos. Inc.	9,176,751	752,218
	BB&T Corp.	14,107,306	711,573
	Prudential Financial Inc.	7,599,089	710,591
	Progressive Corp.	10,537,538	623,295
	State Street Corp.	6,608,118	615,150
	Aon plc	4,422,403	606,621
	Aflac Inc.	14,001,493	602,344
	Travelers Cos. Inc.	4,888,251	598,029
	Allstate Corp.	6,356,933	580,197
	SunTrust Banks Inc.	8,406,073	554,969
	Moody’s Corp.	3,019,347	514,980
	T. Rowe Price Group
	Inc.	4,378,944	508,352
	M&T Bank Corp.	2,626,462	446,892
	Discover Financial
	Services	6,311,418	444,387
	Synchrony Financial	12,831,335	428,310
	Northern Trust Corp.	3,824,696	393,523
	KeyCorp	19,198,627	375,141

	Ameriprise Financial
	Inc.	2,615,296	365,828
	Willis Towers Watson
	plc	2,384,478	361,487
	Regions Financial Corp. 20,310,989		361,129
	Fifth Third Bancorp	12,396,346	355,775
	Citizens Financial
	Group Inc.	8,765,628	340,983
	Hartford Financial
	Services Group Inc.	6,477,539	331,197
	Huntington
	Bancshares Inc.	19,980,741	294,916
*	E*TRADE Financial
	Corp.	4,772,436	291,882
	Comerica Inc.	3,109,085	282,678
*	SVB Financial Group	958,412	276,751
	MSCI Inc. Class A	1,609,998	266,342
*	Berkshire Hathaway Inc.
	Class A	942	265,682
	XL Group Ltd.	4,671,062	261,346
	Principal Financial
	Group Inc.	4,816,761	255,047
	Lincoln National Corp.	3,955,333	246,219
	Loews Corp.	4,736,047	228,656
	Arthur J Gallagher & Co.	3,297,109	215,235
	Cboe Global Markets
	Inc.	2,035,831	211,869
	Raymond James
	Financial Inc.	2,348,007	209,794
	Invesco Ltd.	7,431,783	197,388
	Nasdaq Inc.	2,114,673	193,006
	Zions Bancorporation	3,566,461	187,917
	Franklin Resources Inc.	5,767,770	184,857
	Cincinnati Financial
	Corp.	2,703,478	180,755
	Everest Re Group Ltd.	741,854	170,982
	Torchmark Corp.	1,912,317	155,682
	Unum Group	4,006,168	148,188
	Affiliated Managers
	Group Inc.	983,229	146,177
	Jefferies Financial
	Group Inc.	5,482,578	124,674
	People’s United
	Financial Inc.	6,291,751	113,818
	Assurant Inc.	958,267	99,171
*	Brighthouse Financial
	Inc.	2,161,809	86,624
			57,675,795
Health Care (14.0%)
	Johnson & Johnson	48,516,276	5,886,965
	UnitedHealth Group
	Inc.	17,382,729	4,264,679
	Pfizer Inc.	105,806,700	3,838,667
	Merck & Co. Inc.	48,662,281	2,953,800
	AbbVie Inc.	27,414,617	2,539,964

500 Index Fund

			Market
			Value•
		Shares	($000)
	Amgen Inc.	12,046,979	2,223,752
	Medtronic plc	24,495,906	2,097,095
	Abbott Laboratories	31,714,239	1,934,251
	Gilead Sciences Inc.	23,519,101	1,666,093
	Bristol-Myers Squibb
	Co.	29,565,654	1,636,163
	Thermo Fisher
	Scientific Inc.	7,277,835	1,507,531
	Eli Lilly & Co.	17,278,418	1,474,367
	CVS Health Corp.	18,389,698	1,183,377
	Becton Dickinson
	and Co.	4,833,421	1,157,894
*	Biogen Inc.	3,816,855	1,107,804
	Anthem Inc.	4,616,445	1,098,852
	Danaher Corp.	11,121,166	1,097,437
	Aetna Inc.	5,917,068	1,085,782
	Allergan plc	6,133,673	1,022,606
*	Celgene Corp.	12,786,992	1,015,543
	Stryker Corp.	5,813,992	981,751
*	Intuitive Surgical Inc.	2,049,490	980,640
*	Boston Scientific Corp.	24,952,733	815,954
*	Express Scripts
	Holding Co.	10,162,776	784,668
*	Vertex Pharmaceuticals
	Inc.	4,608,342	783,234
	Cigna Corp.	4,399,283	747,658
	Zoetis Inc.	8,750,819	745,482
*	Illumina Inc.	2,658,461	742,482
	Humana Inc.	2,489,969	741,089
	Baxter International Inc.	8,909,387	657,869
*	Edwards Lifesciences
	Corp.	3,811,965	554,908
	HCA Healthcare Inc.	5,053,205	518,459
*	Alexion Pharmaceuticals
	Inc.	4,023,516	499,520
	McKesson Corp.	3,654,029	487,447
*	Regeneron
	Pharmaceuticals Inc.	1,398,687	482,533
*	Centene Corp.	3,710,574	457,180
*	Align Technology Inc.	1,304,590	446,352
	Zimmer Biomet
	Holdings Inc.	3,675,987	409,652
	Agilent Technologies
	Inc.	5,786,427	357,833
*	IDEXX Laboratories Inc.	1,570,975	342,378
*	Cerner Corp.	5,700,970	340,861
*	Mylan NV	9,322,348	336,910
*	Laboratory Corp. of
	America Holdings	1,850,004	332,131
*	ABIOMED Inc.	764,104	312,557
*	IQVIA Holdings Inc.	2,925,056	291,979
	Cardinal Health Inc.	5,618,684	274,360
*	Waters Corp.	1,416,862	274,290
	Quest Diagnostics Inc.	2,456,065	270,020
	ResMed Inc.	2,581,250	267,366

*	Mettler-Toledo
	International Inc.	459,272	265,749
	AmerisourceBergen
	Corp. Class A	2,941,478	250,820
*	Incyte Corp.	3,182,313	213,215
	Cooper Cos. Inc.	886,917	208,825
*	Henry Schein Inc.	2,786,781	202,432
*	Hologic Inc.	4,940,117	196,370
*	Varian Medical
	Systems Inc.	1,655,806	188,298
	Dentsply Sirona Inc.	4,116,450	180,177
	Universal Health
	Services Inc. Class B	1,577,291	175,773
*	DaVita Inc.	2,526,716	175,455
	Perrigo Co. plc	2,331,091	169,960
	PerkinElmer Inc.	1,999,936	146,455
*	Nektar Therapeutics
	Class A	2,912,298	142,208
*	Envision Healthcare
	Corp.	2,191,744	96,459
			58,642,381
Industrials (9.5%)
	Boeing Co.	9,905,490	3,323,391
	General Electric Co. 157,105,353		2,138,204
	3M Co.	10,739,051	2,112,586
	Union Pacific Corp.	14,028,128	1,987,505
	Honeywell
	International Inc.	13,511,307	1,946,304
	United Technologies
	Corp.	13,459,165	1,682,799
	Caterpillar Inc.	10,816,038	1,467,412
	Lockheed Martin Corp.	4,493,640	1,327,556
	United Parcel Service
	Inc. Class B	12,473,767	1,325,088
	CSX Corp.	15,835,737	1,010,003
	FedEx Corp.	4,447,862	1,009,932
	Raytheon Co.	5,196,603	1,003,880
	Northrop Grumman
	Corp.	3,154,752	970,717
	General Dynamics Corp.	4,997,589	931,601
	Deere & Co.	5,866,787	820,177
	Emerson Electric Co.	11,400,176	788,208
	Norfolk Southern Corp.	5,111,719	771,205
	Illinois Tool Works Inc.	5,516,196	764,214
	Eaton Corp. plc	7,912,925	591,412
	Waste Management
	Inc.	7,194,487	585,200
	Delta Air Lines Inc.	11,671,769	578,219
	Johnson Controls
	International plc	16,751,226	560,329
	Roper Technologies Inc.	1,865,661	514,755
	Southwest Airlines Co.	9,646,385	490,808
	Fortive Corp.	5,547,436	427,763
	Ingersoll-Rand plc	4,484,469	402,391

500 Index Fund

			Market
			Value•
		Shares	($000)
	Rockwell Collins Inc.	2,970,184	400,024
	PACCAR Inc.	6,362,818	394,240
	Rockwell Automation
	Inc.	2,271,138	377,531
	Parker-Hannifin Corp.	2,404,719	374,775
	Cummins Inc.	2,801,319	372,575
	Stanley Black & Decker
	Inc.	2,790,935	370,664
*	IHS Markit Ltd.	6,440,854	332,284
	Harris Corp.	2,147,318	310,373
	Textron Inc.	4,630,510	305,197
	TransDigm Group Inc.	881,776	304,336
*	Verisk Analytics Inc.
	Class A	2,809,844	302,452
	AMETEK Inc.	4,188,285	302,227
*	United Continental
	Holdings Inc.	4,261,990	297,189
	Cintas Corp.	1,563,425	289,343
	American Airlines
	Group Inc.	7,535,380	286,043
	WW Grainger Inc.	921,860	284,302
	Republic Services Inc.
	Class A	4,032,879	275,688
	L3 Technologies Inc.	1,419,316	272,963
	Equifax Inc.	2,175,376	272,161
	Fastenal Co.	5,202,352	250,389
	Expeditors International
	of Washington Inc.	3,159,052	230,927
*	United Rentals Inc.	1,512,012	223,203
	Xylem Inc.	3,254,412	219,282
	CH Robinson
	Worldwide Inc.	2,520,081	210,830
	Masco Corp.	5,616,561	210,172
*	Copart Inc.	3,653,900	206,665
	Dover Corp.	2,798,212	204,829
	Kansas City Southern	1,856,251	196,688
	JB Hunt Transport
	Services Inc.	1,548,831	188,260
	Nielsen Holdings plc	6,060,907	187,464
	Huntington Ingalls
	Industries Inc.	805,591	174,644
	Snap-on Inc.	1,024,890	164,720
	AO Smith Corp.	2,626,419	155,353
	Robert Half International
	Inc.	2,237,380	145,653
	Fortune Brands Home
	& Security Inc.	2,642,595	141,881
	Jacobs Engineering
	Group Inc.	2,178,820	138,333
	Alaska Air Group Inc.	2,232,874	134,843
	Allegion plc	1,717,951	132,901
	Arconic Inc.	7,683,456	130,696
	Fluor Corp.	2,542,370	124,017
	Pentair plc	2,935,361	123,520
*	Stericycle Inc.	1,548,397	101,095

	Flowserve Corp.	2,368,275	95,678
*	Quanta Services Inc.	2,707,408	90,427
	Acuity Brands Inc.	11	1
			39,838,497
Information Technology (25.9%)
	Apple Inc.	88,905,773 16,457,348
	Microsoft Corp.	138,973,052 13,704,133
*	Facebook Inc. Class A	43,383,752	8,430,331
*	Alphabet Inc. Class C	5,490,899	6,125,921
*	Alphabet Inc. Class A	5,402,883	6,100,881
	Visa Inc. Class A	32,308,125	4,279,211
	Intel Corp.	84,294,074	4,190,258
	Cisco Systems Inc.	85,069,391	3,660,536
	Mastercard Inc.
	Class A	16,584,084	3,259,104
	NVIDIA Corp.	10,979,939	2,601,148
	Oracle Corp.	53,916,548	2,375,563
*	Adobe Systems Inc.	8,908,458	2,171,971
	International Business
	Machines Corp.	15,442,808	2,157,360
	Texas Instruments Inc.	17,707,472	1,952,249
	Accenture plc Class A	11,632,953	1,903,035
	Broadcom Inc.	7,259,116	1,761,352
*	salesforce.com Inc.	12,759,198	1,740,355
*	PayPal Holdings Inc.	20,188,028	1,681,057
	QUALCOMM Inc.	26,817,921	1,505,022
*	Micron Technology Inc.	20,979,044	1,100,141
	Automatic Data
	Processing Inc.	7,969,094	1,068,974
	Activision Blizzard Inc.	13,770,893	1,050,995
	Intuit Inc.	4,409,887	900,962
	Applied Materials Inc.	18,236,016	842,322
	Cognizant Technology
	Solutions Corp.
	Class A	10,600,401	837,326
*	Electronic Arts Inc.	5,551,050	782,809
	HP Inc.	29,696,936	673,823
	Analog Devices Inc.	6,710,741	643,694
	Fidelity National
	Information
	Services Inc.	5,986,485	634,747
*	eBay Inc.	16,719,085	606,234
	TE Connectivity Ltd.	6,332,653	570,319
*	Fiserv Inc.	7,405,012	548,637
*	Autodesk Inc.	3,962,859	519,491
*	Twitter Inc.	11,842,021	517,141
	Lam Research Corp.	2,966,615	512,779
	Amphenol Corp.
	Class A	5,452,151	475,155
*	Red Hat Inc.	3,213,458	431,792
	Western Digital Corp.	5,411,600	418,912
	DXC Technology Co.	5,150,840	415,209
	Corning Inc.	15,017,089	413,120
	Hewlett Packard
	Enterprise Co.	27,618,073	403,500

12

500 Index Fund

			Market
			Value•
		Shares	($000)
	Paychex Inc.	5,782,767	395,252
	Microchip Technology
	Inc.	4,250,786	386,609
	NetApp Inc.	4,845,407	380,510
*	FleetCor Technologies
	Inc.	1,620,986	341,461
	Motorola Solutions Inc.	2,932,073	341,205
	Global Payments Inc.	2,885,527	321,707
	Skyworks Solutions Inc.	3,292,739	318,243
	Xilinx Inc.	4,582,778	299,072
	Seagate Technology plc	5,191,282	293,152
	KLA-Tencor Corp.	2,818,878	289,020
*	ANSYS Inc.	1,519,329	264,637
	Total System Services
	Inc.	3,000,368	253,591
	Broadridge Financial
	Solutions Inc.	2,132,880	245,494
*	Take-Two Interactive
	Software Inc.	2,068,622	244,842
*	Citrix Systems Inc.	2,328,446	244,114
*	VeriSign Inc.	1,736,399	238,616
	Symantec Corp.	11,240,613	232,119
*	Synopsys Inc.	2,694,891	230,602
*	Akamai Technologies
	Inc.	3,085,785	225,972
*,^	Advanced Micro
	Devices Inc.	14,903,822	223,408
*	Cadence Design
	Systems Inc.	5,101,746	220,957
*	Gartner Inc.	1,650,330	219,329
	Alliance Data Systems
	Corp.	872,295	203,419
	CA Inc.	5,653,244	201,538
*	F5 Networks Inc.	1,105,859	190,705
*	Qorvo Inc.	2,289,143	183,521
	Juniper Networks Inc.	6,320,518	173,309
	Western Union Co.	8,339,585	169,544
*	IPG Photonics Corp.	680,608	150,163
	FLIR Systems Inc.	2,480,911	128,933
	Xerox Corp.	3,870,378	92,889
			108,128,850
Materials (2.6%)
	DowDuPont Inc.	41,979,710	2,767,302
	Praxair Inc.	5,198,740	822,181
	Ecolab Inc.	4,698,266	659,308
	LyondellBasell
	Industries NV Class A	5,814,668	638,741
	Air Products &
	Chemicals Inc.	3,964,196	617,344
	Sherwin-Williams Co.	1,488,746	606,768
	PPG Industries Inc.	4,508,691	467,687
	Freeport-McMoRan
	Inc.	24,366,647	420,568
	International Paper Co.	7,489,521	390,054
	Newmont Mining Corp.	9,648,979	363,863

	Nucor Corp.	5,752,759	359,547
	Vulcan Materials Co.	2,390,601	308,531
	WestRock Co.	4,638,094	264,464
	Eastman Chemical Co.	2,581,880	258,085
	Martin Marietta
	Materials Inc.	1,138,457	254,252
	Ball Corp.	6,320,136	224,681
	FMC Corp.	2,433,208	217,066
	Packaging Corp. of
	America	1,706,801	190,803
	Albemarle Corp.	2,004,353	189,071
	CF Industries
	Holdings Inc.	4,223,168	187,509
	Mosaic Co.	6,347,408	178,045
	International Flavors &
	Fragrances Inc.	1,428,694	177,101
	Avery Dennison Corp.	1,593,684	162,715
	Sealed Air Corp.	2,913,560	123,681
			10,849,367
Real Estate (2.9%)
	American Tower Corp.	7,989,117	1,151,791
	Simon Property Group
	Inc.	5,602,103	953,422
	Crown Castle
	International Corp.	7,501,829	808,847
	Prologis Inc.	9,643,357	633,472
	Equinix Inc.	1,436,773	617,654
	Public Storage	2,709,579	614,695
	Weyerhaeuser Co.	13,692,196	499,217
	AvalonBay
	Communities Inc.	2,499,361	429,615
	Equity Residential	6,658,730	424,095
	Welltower Inc.	6,726,525	421,686
	Digital Realty Trust Inc.	3,724,550	415,585
	Ventas Inc.	6,443,201	366,940
	Boston Properties Inc.	2,791,444	350,103
*	SBA Communications
	Corp. Class A	2,083,020	343,948
	Essex Property Trust
	Inc.	1,194,346	285,532
	Host Hotels & Resorts
	Inc.	13,405,950	282,463
	Realty Income Corp.	5,142,866	276,635
*	CBRE Group Inc.
	Class A	5,468,087	261,047
	Alexandria Real Estate
	Equities Inc.	1,862,642	235,010
	GGP Inc.	11,439,387	233,707
	Vornado Realty Trust	3,129,962	231,367
	Extra Space Storage
	Inc.	2,280,886	227,655
	HCP Inc.	8,499,295	219,452
	Mid-America Apartment
	Communities Inc.	2,058,825	207,262
	Duke Realty Corp.	6,461,781	187,586

13

500 Index Fund

		Market
		Value•
	Shares	($000)
UDR Inc.	4,842,301	181,780
Iron Mountain Inc.	5,094,147	178,346
Federal Realty
Investment Trust	1,325,744	167,773
Regency Centers Corp.	2,668,639	165,669
SL Green Realty Corp.	1,601,072	160,956
Kimco Realty Corp.	7,691,690	130,682
Apartment Investment
& Management Co.	2,845,775	120,376
Macerich Co.	1,963,705	111,597
		11,895,965
Telecommunication Services (2.0%)
AT&T Inc.	131,359,985	4,217,969
Verizon
Communications Inc.	74,738,076	3,760,073
CenturyLink Inc.	17,754,944	330,952
		8,308,994
Utilities (2.9%)
NextEra Energy Inc.	8,527,750	1,424,390
Duke Energy Corp.	12,677,154	1,002,509
Southern Co.	18,301,602	847,547
Dominion Energy Inc.	11,805,836	804,922
Exelon Corp.	17,466,437	744,070
American Electric
Power Co. Inc.	8,907,224	616,825
Sempra Energy	4,776,900	554,646
Public Service
Enterprise Group Inc.	9,142,373	494,968
Consolidated Edison Inc.	5,618,982	438,168
Xcel Energy Inc.	9,203,130	420,399
PG&E Corp.	9,338,976	397,467
Edison International	5,892,285	372,805
WEC Energy Group Inc.	5,706,116	368,901
PPL Corp.	12,641,474	360,914
DTE Energy Co.	3,281,716	340,084
Eversource Energy	5,731,112	335,901
FirstEnergy Corp.	8,107,373	291,136
* Evergy Inc.	4,904,744	275,401
American Water Works
Co. Inc.	3,220,158	274,937
Ameren Corp.	4,405,988	268,104
Entergy Corp.	3,270,208	264,200
CMS Energy Corp.	5,109,942	241,598
CenterPoint Energy Inc.	7,806,493	216,318
Alliant Energy Corp.	4,194,885	177,528
NRG Energy Inc.	5,414,433	166,223
Pinnacle West Capital
Corp.	2,023,254	162,993
NiSource Inc.	6,100,567	160,323
AES Corp.	11,954,672	160,312
SCANA Corp.	2,581,196	99,428
		12,283,017
Total Common Stocks
(Cost $263,451,169)	416,457,441

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market
Liquidity Fund,
2.122%	19,000,130		1,900,203

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill,
1.941%, 9/27/18		37,000	36,831
4	United States Treasury Bill,
	1.918%–1.954%, 10/4/18	17,500	17,414
4	United States Treasury Bill,
1.982%–1.995%,
10/18/18		26,000	25,849
4	United States Treasury Bill,
2.034%, 11/15/18		10,000	9,924
4	United States Treasury Bill,
2.059%, 11/29/18		3,000	2,975
			92,993
Total Temporary Cash Investments
(Cost $1,992,895)			1,993,196
Total Investments (100.2%)
(Cost $265,444,064)			418,450,637

			Amount
			($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard			22,060
Receivables for Investment Securities Sold 171,548
Receivables for Accrued Income			346,104
Receivables for Capital Shares Issued			195,585
Variation Margin Receivable—Futures
Contracts			1,290
Other Assets			19,396
Total Other Assets			755,983
Liabilities
Payables for Investment Securities
Purchased			(210,242)
Collateral for Securities on Loan			(187,480)
Payables for Capital Shares Redeemed			(526,282)
Payables for Distributions			(421,984)
Payables to Vanguard			(117,539)
Total Liabilities			(1,463,527)
Net Assets (100%)			417,743,093

14

500 Index Fund

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	265,757,554
Overdistributed Net Investment Income	(24,413)
Accumulated Net Realized Losses	(967,684)
Unrealized Appreciation (Depreciation)
Investment Securities	153,006,573
Futures Contracts	(28,937)
Net Assets	417,743,093

Investor Shares—Net Assets
Applicable to 107,003,632 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	26,856,327
Net Asset Value Per Share—
Investor Shares	$250.99

ETF Shares—Net Assets
Applicable to 363,732,118 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	90,593,894
Net Asset Value Per Share—
ETF Shares	$249.07

Admiral Shares—Net Assets
Applicable to 979,475,086 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	245,825,839
Net Asset Value Per Share—
Admiral Shares	$250.98

Amount
($000)
Institutional Select Shares—Net Assets
Applicable to 409,562,388 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	54,467,033
Net Asset Value Per Share—
Institutional Select Shares	$132.99

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $176,812,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $187,480,000 of collateral received for securities on loan.
4 Securities with a value of $63,433,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	9,697	1,319,568	(28,937)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

15

500 Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	3,862,454
Interest[1]	13,931
Securities Lending—Net	997
Total Income	3,877,382
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,840
Management and Administrative—Investor Shares	16,370
Management and Administrative—ETF Shares	13,490
Management and Administrative—Admiral Shares	36,073
Management and Administrative—Institutional Select Shares	1,607
Marketing and Distribution—Investor Shares	2,137
Marketing and Distribution—ETF Shares	2,293
Marketing and Distribution—Admiral Shares	7,051
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	1,507
Shareholders’ Reports—Investor Shares	230
Shareholders’ Reports—ETF Shares	260
Shareholders’ Reports—Admiral Shares	708
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	143
Total Expenses	87,710
Net Investment Income	3,789,672
Realized Net Gain (Loss)
Investment Securities Sold[1]	4,801,132
Futures Contracts	49,259
Realized Net Gain (Loss)	4,850,391
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,610,507
Futures Contracts	(39,099)
Change in Unrealized Appreciation (Depreciation)	1,571,408
Net Increase (Decrease) in Net Assets Resulting from Operations	10,211,471

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,238,000, ($5,000), and $166,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,789,672	6,543,479
Realized Net Gain (Loss)	4,850,391	6,306,381
Change in Unrealized Appreciation (Depreciation)	1,571,408	52,957,229
Net Increase (Decrease) in Net Assets Resulting from Operations	10,211,471	65,807,089
Distributions
Net Investment Income
Investor Shares	(231,067)	(502,714)
ETF Shares	(815,836)	(1,392,614)
Admiral Shares	(2,190,637)	(4,061,760)
Institutional Select Shares	(482,627)	(593,341)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(3,720,167)	(6,550,429)
Capital Share Transactions
Investor Shares	(1,282,929)	(3,875,867)
ETF Shares	5,634,664	14,595,756
Admiral Shares	6,630,398	16,802,846
Institutional Select Shares	8,835,050	22,089,206
Net Increase (Decrease) from Capital Share Transactions	19,817,183	49,611,941
Total Increase (Decrease)	26,308,487	108,868,601
Net Assets
Beginning of Period	391,434,606	282,566,005
End of Period[1]	417,743,093	391,434,606
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($24,413,000) and ($93,918,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$246.82	$206.57	$188.48	$189.89	$170.36	$131.37
Investment Operations
Net Investment Income	2.194[1]	4.221[1]	3.997	3.775	3.326	2.956
Net Realized and Unrealized Gain (Loss)
on Investments	4.102	40.205	18.069	(1.438)	19.507	38.982
Total from Investment Operations	6.296	44.426	22.066	2.337	22.833	41.938
Distributions
Dividends from Net Investment Income	(2.126)	(4.176)	(3.976)	(3.747)	(3.303)	(2.948)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.126)	(4.176)	(3.976)	(3.747)	(3.303)	(2.948)
Net Asset Value, End of Period	$250.99	$246.82	$206.57	$188.48	$189.89	$170.36

Total Return[2]	2.58%	21.67%	11.82%	1.25%	13.51%	32.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,856	$27,656	$26,652	$26,092	$28,040	$27,758
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.14%	0.16%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.77%	1.87%	2.05%	2.00%	1.88%	1.95%
Portfolio Turnover Rate [3]	3%	3%	4%	3%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013[1]
Net Asset Value, Beginning of Period	$244.94	$205.00	$187.05	$188.45	$169.07	$130.38
Investment Operations
Net Investment Income	2.304 [2]	4.434[2]	4.155	3.958	3.518	3.117
Net Realized and Unrealized Gain (Loss)
on Investments	4.067	39.874	17.933	(1.427)	19.352	38.681
Total from Investment Operations	6.371	44.308	22.088	2.531	22.870	41.798
Distributions
Dividends from Net Investment Income	(2.241)	(4.368)	(4.138)	(3.931)	(3.490)	(3.108)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.241)	(4.368)	(4.138)	(3.931)	(3.490)	(3.108)
Net Asset Value, End of Period	$249.07	$244.94	$205.00	$187.05	$188.45	$169.07

Total Return	2.61%	21.78%	11.93%	1.35%	13.63%	32.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,594	$83,640	$56,648	$40,440	$27,630	$15,037
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.87%	1.97%	2.15%	2.11%	2.00%	2.07%
Portfolio Turnover Rate [3]	3%	3%	4%	3%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$246.82	$206.57	$188.48	$189.89	$170.36	$131.37
Investment Operations
Net Investment Income	2.319[1]	4.458[1]	4.185	3.990	3.544	3.142
Net Realized and Unrealized Gain (Loss)
on Investments	4.098	40.193	18.074	(1.439)	19.503	38.980
Total from Investment Operations	6.417	44.651	22.259	2.551	23.047	42.122
Distributions
Dividends from Net Investment Income	(2.257)	(4.401)	(4.169)	(3.961)	(3.517)	(3.132)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.257)	(4.401)	(4.169)	(3.961)	(3.517)	(3.132)
Net Asset Value, End of Period	$250.98	$246.82	$206.57	$188.48	$189.89	$170.36

Total Return[2]	2.63%	21.79%	11.93%	1.36%	13.64%	32.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$245,826	$235,232	$181,513	$152,740	$143,043	$82,357
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.87%	1.97%	2.15%	2.11%	2.00%	2.07%
Portfolio Turnover Rate [3]	3%	3%	4%	3%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

Institutional Select Shares
	Six Months	Year	June 24,
	Ended	Ended	2016[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016
Net Asset Value, Beginning of Period	$130.79	$109.45	$99.57
Investment Operations
Net Investment Income	1.250 [2]	2.423 [2]	1.200
Net Realized and Unrealized Gain (Loss) on Investments	2.166	21.283	9.859
Total from Investment Operations	3.416	23.706	11.059
Distributions
Dividends from Net Investment Income	(1.216)	(2.366)	(1.179)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.216)	(2.366)	(1.179)
Net Asset Value, End of Period	$132.99	$130.79	$109.45

Total Return	2.64%	21.83%	11.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,467	$44,907	$17,753
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.90%	2.00%	2.26%[3]
Portfolio Turnover Rate [4]	3%	3%	4%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

22

500 Index Fund

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

23

500 Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $22,060,000, representing 0.01% of the fund’s net assets and 8.82% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

24

500 Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	416,457,441	—	—
Temporary Cash Investments	1,900,203	92,993	—
Futures Contracts—Assets[1]	1,290	—	—
Total	418,358,934	92,993	—
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $4,642,839,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $1,161,462,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $265,444,064,000. Net unrealized appreciation of investment securities for tax purposes was $153,006,573,000, consisting of unrealized gains of $159,151,805,000 on securities that had risen in value since their purchase and $6,145,232,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $35,052,631,000 of investment securities and sold $14,599,337,000 of investment securities, other than temporary cash investments. Purchases and sales include $21,856,929,000 and $8,446,720,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

25

500 Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,161,628	8,588	4,064,839	18,044
Issued in Lieu of Cash Distributions	216,496	887	473,688	2,063
Redeemed	(3,661,053)	(14,520)	(8,414,394)	(37,077)
Net Increase (Decrease)—Investor Shares	(1,282,929)	(5,045)	(3,875,867)	(16,970)
ETF Shares
Issued	13,905,732	55,639	23,401,120	104,080
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,271,068)	(33,375)	(8,805,364)	(38,950)
Net Increase (Decrease)—ETF Shares	5,634,664	22,264	14,595,756	65,130
Admiral Shares
Issued	20,954,013	83,219	38,394,575	170,114
Issued in Lieu of Cash Distributions	1,938,400	7,940	3,598,566	15,616
Redeemed	(16,262,015)	(64,733)	(25,190,295)	(111,384)
Net Increase (Decrease) —Admiral Shares	6,630,398	26,426	16,802,846	74,346
Institutional Select Shares
Issued	10,161,765	76,095	22,971,601	188,566
Issued in Lieu of Cash Distributions	482,627	3,728	593,340	4,807
Redeemed	(1,809,342)	(13,621)	(1,475,735)	(12,216)
Net Increase (Decrease)—Institutional Select Shares	8,835,050	66,202	22,089,206	181,157

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,025.77	$0.70
ETF Shares	1,000.00	1,026.14	0.20
Admiral Shares	1,000.00	1,026.28	0.20
Institutional Select Shares	1,000.00	1,026.40	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Select Shares	1,000.00	1,024.74	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The
dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent
12-month period (181/365).

28

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

29

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

30

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

31

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

32

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification.
Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

33

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by
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the fund’s current prospectus.	S&P, or their respective affiliates and none of such
All comparative mutual fund data are from Lipper, a	parties make any representation regarding the
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otherwise noted.	have any liability for any errors, omissions, or
interruptions of the index.
You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by	Source for Bloomberg Barclays indexes: Bloomberg
calling Vanguard at 800-662-2739. The guidelines are	Index Services Limited. Copyright 2018, Bloomberg.
also available from the SEC’s website, sec.gov. In	All rights reserved.
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
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You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082018

Semiannual Report | June 30, 2018

Vanguard U.S. Stock Index Funds

Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	4
Small-Cap Index Fund.	6
Small-Cap Growth Index Fund.	27
Small-Cap Value Index Fund.	46
About Your Fund’s Expenses.	66
Trustees Approve Advisory Arrangements.	69
Glossary.	71

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended June 30, 2018, returns for Vanguard’s three small-capitalization U.S. index funds ranged from about 3% for Vanguard Small-Cap Value Index Fund to more than 9% for Vanguard Small-Cap Growth Index Fund. Vanguard Small-Cap Index Fund, which contains both growth and value stocks, returned about 6%.

• All three funds closely tracked their target indexes. The Small-Cap Growth Index Fund and the Small-Cap Value Index Fund lagged the average return of their peers, while the Small-Cap Index Fund exceeded the average return of its peers.

• Small-cap stocks outperformed their large- and mid-cap counterparts, while growth stocks surpassed value stocks.

• Technology stocks contributed the most to returns for the Small-Cap Index Fund and the Small-Cap Growth Index Fund, while the financial sector was the top contributor for the Small-Cap Value Index Fund. Consumer goods detracted most in all three funds.

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	5.92%
ETF Shares
Market Price	5.97
Net Asset Value	6.00
Admiral™ Shares	5.98
Institutional Shares	5.99
Institutional Plus Shares	6.00
CRSP US Small Cap Index	5.97
Small-Cap Core Funds Average	4.77
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Small-Cap Growth Index Fund
Investor Shares	9.52%
ETF Shares
Market Price	9.60
Net Asset Value	9.60
Admiral Shares	9.58
Institutional Shares	9.60
CRSP US Small Cap Growth Index	9.59
Small-Cap Growth Funds Average	12.10
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Small-Cap Value Index Fund
Investor Shares	3.02%
ETF Shares
Market Price	3.07
Net Asset Value	3.10
Admiral Shares	3.10
Institutional Shares	3.11
CRSP US Small Cap Value Index	3.06
Small-Cap Value Funds Average	3.67
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Small-Cap Index Fund	0.17%	0.05%	0.05%	0.04%	0.03%	1.20%
Small-Cap Growth Index Fund	0.19	0.07	0.07	0.06	—	1.31
Small-Cap Value Index Fund	0.19	0.07	0.07	0.06	—	1.30

The fund expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the funds’ annualized expense ratios were: for the Small-Cap Index Fund, 0.17% for Investor
Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the
Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional
Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06%
for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; and for
the Small-Cap Value Index Fund, Small-Cap Value Funds.

3

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

4

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
	Total Returns
	Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

5

Small-Cap Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	NAESX	VB	VSMAX	VSCIX	VSCPX
Expense Ratio[1]	0.17%	0.05%	0.05%	0.04%	0.03%
30-Day SEC Yield	1.30%	1.42%	1.42%	1.43%	1.44%

Portfolio Characteristics
			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Index	FA Index
Number of Stocks	1,414	1,400	3,779
Median Market Cap	$4.1B	$4.2B	$64.0B
Price/Earnings Ratio	19.9x	19.8x	20.7x
Price/Book Ratio	2.3x	2.3x	3.0x
Return on Equity	9.0%	9.0%	15.0%
Earnings Growth Rate	11.0%	11.0%	8.3%
Dividend Yield	1.5%	1.5%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	14%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Index	FA Index
Basic Materials	4.3%	4.3%	2.5%
Consumer Goods	6.7	6.7	8.1
Consumer Services	12.7	12.7	13.3
Financials	25.6	25.6	19.9
Health Care	10.6	10.6	12.6
Industrials	19.1	19.1	12.7
Oil & Gas	5.1	5.1	6.1
Technology	12.0	12.0	20.1
Telecommunications	0.4	0.4	1.8
Utilities	3.5	3.5	2.9

Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Index	FA Index
R-Squared	1.00	0.81
Beta	1.00	1.07
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Vail Resorts Inc.	Hotels	0.3%
Keysight Technologies
Inc.	Electronic Equipment	0.3
WellCare Health Plans	Health Care
Inc.	Providers	0.3
PTC Inc.	Software	0.3
IDEX Corp.	Industrial Machinery	0.3
Burlington Stores Inc.	Apparel Retailers	0.3
Atmos Energy Corp.	Gas Distribution	0.3
Jack Henry & Associates Financial
Inc.	Administration	0.3
Zillow Group Inc.	Real Estate Services	0.3
Spirit AeroSystems
Holdings Inc.	Aerospace	0.3
Top Ten		3.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for
Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares.

6

Small-Cap Index Fund

Investment Focus

7

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	10/3/1960	16.35%	12.26%	11.12%
ETF Shares	1/26/2004
Market Price		16.54	12.41	11.26
Net Asset Value		16.51	12.40	11.27
Admiral Shares	11/13/2000	16.48	12.40	11.27
Institutional Shares	7/7/1997	16.51	12.41	11.29
Institutional Plus Shares	12/17/2010	16.52	12.43	12.44[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

8

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Chemours Co.	4,418,386	196,000	0.2%
RPM International Inc.	3,319,212	193,576	0.2%
Basic Materials—Other †		3,515,615	3.9%
		3,905,191	4.3%
Consumer Goods
* US Foods Holding Corp.	5,363,139	202,834	0.3%
Pinnacle Foods Inc.	2,958,887	192,505	0.2%
Consumer Goods—Other †		5,646,703	6.2%
		6,042,042	6.7%
Consumer Services
Vail Resorts Inc.	1,003,782	275,227	0.3%
* Burlington Stores Inc.	1,683,522	253,421	0.3%
* GrubHub Inc.	2,240,278	235,028	0.3%
* ServiceMaster Global Holdings Inc.	3,362,700	199,980	0.2%
KAR Auction Services Inc.	3,351,183	183,645	0.2%
* Liberty Media Corp-Liberty Formula One	4,782,672	177,581	0.2%
Consumer Services—Other †		10,076,484	11.1%
		11,401,366	12.6%
Financials
East West Bancorp Inc.	3,597,325	234,546	0.2%
Kilroy Realty Corp.	2,454,660	185,670	0.2%
Sun Communities Inc.	1,888,420	184,839	0.2%
Equity LifeStyle Properties Inc.	1,981,618	182,111	0.2%
American Financial Group Inc.	1,656,383	177,780	0.2%
WP Carey Inc.	2,662,417	176,651	0.2%
Financials—Other †		21,844,040	24.1%
		22,985,637	25.3%

9

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	WellCare Health Plans Inc.	1,111,391	273,669	0.3%
	STERIS plc	2,107,211	221,278	0.3%
*	Neurocrine Biosciences Inc.	2,232,793	219,350	0.3%
*	Sarepta Therapeutics Inc.	1,543,016	203,956	0.2%
*	DexCom Inc.	2,077,794	197,349	0.2%
*	Bluebird Bio Inc.	1,244,823	195,375	0.2%
	West Pharmaceutical Services Inc.	1,827,405	181,443	0.2%
*	Exact Sciences Corp.	3,027,801	181,032	0.2%
	Health Care—Other †		7,906,829	8.7%
			9,580,281	10.6%
Industrials
*	Keysight Technologies Inc.	4,656,907	274,897	0.3%
	IDEX Corp.	1,904,538	259,931	0.3%
	Jack Henry & Associates Inc.	1,919,353	250,207	0.3%
	Spirit AeroSystems Holdings Inc. Class A	2,825,613	242,748	0.3%
*	WEX Inc.	1,069,934	203,801	0.2%
	PerkinElmer Inc.	2,747,624	201,209	0.2%
	Lennox International Inc.	972,938	194,734	0.2%
*	Zebra Technologies Corp.	1,325,945	189,942	0.2%
	Graco Inc.	4,161,902	188,201	0.2%
*	HD Supply Holdings Inc.	4,376,279	187,699	0.2%
	Allegion plc	2,357,909	182,408	0.2%
	Industrials—Other †		14,818,821	16.3%
			17,194,598	18.9%
Oil & Gas
*	Parsley Energy Inc. Class A	6,463,263	195,708	0.2%
*	WPX Energy Inc.	9,922,423	178,901	0.2%
*	Energen Corp.	2,418,813	176,138	0.2%
	Oil & Gas—Other †		4,008,465	4.4%
			4,559,212	5.0%

[1,2]Other †			8,519	0.0%

Technology
*	PTC Inc.	2,864,754	268,743	0.3%
*	ON Semiconductor Corp.	10,616,706	236,062	0.3%
*	Veeva Systems Inc. Class A	2,988,663	229,709	0.3%
	Leidos Holdings Inc.	3,768,869	222,363	0.2%
*	Fortinet Inc.	3,547,074	221,444	0.2%
*	Tyler Technologies Inc.	902,962	200,548	0.2%
*	Ultimate Software Group Inc.	721,973	185,771	0.2%
	Teradyne Inc.	4,750,560	180,854	0.2%
2	Technology—Other †		9,067,955	10.0%
			10,813,449	11.9%

Telecommunications †			339,615	0.4%

Utilities
	Atmos Energy Corp.	2,788,115	251,321	0.3%
	NRG Energy Inc.	7,428,231	228,047	0.3%
	UGI Corp.	4,328,505	225,385	0.2%

10

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
* Evergy Inc.		3,369,627	189,205	0.2%
Utilities—Other †			2,259,482	2.5%
			3,153,440	3.5%
Total Common Stocks (Cost $66,712,923)			89,983,350	99.2%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	2.122%	15,512,630	1,551,418	1.7%

6U.S. Government and Agency Obligations †			29,872	0.0%
Total Temporary Cash Investments (Cost $1,581,072)			1,581,290	1.7%[3]
[7]Total Investments (Cost $68,293,995)			91,564,640	100.9%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			4,771
Receivables for Investment Securities Sold			74,594
Receivables for Accrued Income			119,002
Receivables for Capital Shares Issued			62,281
Variation Margin Receivable—Futures Contracts			356
Unrealized Appreciation—Swap Contracts			361
Other Assets [8]			7,600
Total Other Assets			268,965	0.3%
Liabilities
Payables for Investment Securities Purchased			(68,293)
Collateral for Securities on Loan			(823,404)
Payables for Capital Shares Redeemed			(169,023)
Payables to Vanguard			(26,979)
Variation Margin Payable—Futures Contracts			(667)
Unrealized Depreciation—Swap Contracts			(2,184)
Total Liabilities			(1,090,550)	(1.2%)
Net Assets			90,743,055	100.0%

At June 30, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				68,842,456
Undistributed Net Investment Income				58,142
Accumulated Net Realized Losses				(1,410,767)
Unrealized Appreciation (Depreciation)
Investment Securities				23,270,645
Futures Contracts				(15,598)
Swap Contracts				(1,823)
Net Assets				90,743,055

11

Small-Cap Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 56,776,807 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,235,027
Net Asset Value Per Share—Investor Shares	$74.59

ETF Shares—Net Assets
Applicable to 151,827,757 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,640,841
Net Asset Value Per Share—ETF Shares	$155.71

Admiral Shares—Net Assets
Applicable to 486,375,805 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	36,290,427
Net Asset Value Per Share—Admiral Shares	$74.61

Institutional Shares—Net Assets
Applicable to 222,341,948 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,589,346
Net Asset Value Per Share—Institutional Shares	$74.61

Institutional Plus Shares—Net Assets
Applicable to 46,375,214 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,987,414
Net Asset Value Per Share—Institutional Plus Shares	$215.36

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $823,404,000 of collateral received for securities on loan.
6 Securities with a value of $27,078,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $779,961,000.
8 Cash with a value of $1,770,000 has been segregated as collateral for open over-the-counter swap contracts.

12

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2018	1,780	348,186	(8,975)
E-mini Russell 2000 Index	September 2018	4,170	343,504	(6,623)
				(15,598)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
					Value and
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
Termination			Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	7/11/18	GSCM	11,396	(2.485%)	(189)
Ambac Financial Group Inc.	7/11/18	GSCM	1,589	(2.734%)	(2)
Gaming and Leisure Properties Inc.	9/21/18	GSI	16,635	(2.638%)	361
SLM Corp.	8/9/18	GSI	48,078	(2.446%)	(1,993)
					(1,823)
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	549,512
Interest[1]	5,867
Securities Lending—Net	21,173
Total Income	576,552
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,147
Management and Administrative—Investor Shares	3,051
Management and Administrative—ETF Shares	4,060
Management and Administrative—Admiral Shares	6,107
Management and Administrative—Institutional Shares	2,382
Management and Administrative—Institutional Plus Shares	1,058
Marketing and Distribution—Investor Shares	346
Marketing and Distribution—ETF Shares	539
Marketing and Distribution—Admiral Shares	1,207
Marketing and Distribution—Institutional Shares	171
Marketing and Distribution—Institutional Plus Shares	39
Custodian Fees	635
Shareholders’ Reports—Investor Shares	45
Shareholders’ Reports—ETF Shares	243
Shareholders’ Reports—Admiral Shares	188
Shareholders’ Reports—Institutional Shares	82
Shareholders’ Reports—Institutional Plus Shares	33
Trustees’ Fees and Expenses	30
Total Expenses	22,363
Net Investment Income	554,189
Realized Net Gain (Loss)
Investment Securities Sold[1]	3,456,975
Futures Contracts	40,835
Swap Contracts	3,386
Realized Net Gain (Loss)	3,501,196
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,031,438
Futures Contracts	(18,285)
Swap Contracts	(1,462)
Change in Unrealized Appreciation (Depreciation)	1,011,691
Net Increase (Decrease) in Net Assets Resulting from Operations	5,067,076

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,644,000, ($111,000), and $124,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	554,189	1,136,430
Realized Net Gain (Loss)	3,501,196	4,116,255
Change in Unrealized Appreciation (Depreciation)	1,011,691	6,445,844
Net Increase (Decrease) in Net Assets Resulting from Operations	5,067,076	11,698,529
Distributions
Net Investment Income
Investor Shares	(20,675)	(57,529)
ETF Shares	(125,246)	(280,715)
Admiral Shares	(193,074)	(451,429)
Institutional Shares	(88,868)	(208,650)
Institutional Plus Shares	(54,403)	(129,060)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(482,266)	(1,127,383)
Capital Share Transactions
Investor Shares	(336,148)	(653,015)
ETF Shares	863,635	2,848,082
Admiral Shares	651,587	1,795,522
Institutional Shares	393,038	370,934
Institutional Plus Shares	(48,705)	260,540
Net Increase (Decrease) from Capital Share Transactions	1,523,407	4,622,063
Total Increase (Decrease)	6,108,217	15,193,209
Net Assets
Beginning of Period	84,634,838	69,441,629
End of Period[1]	90,743,055	84,634,838
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $58,142,000 and ($17,215,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Small-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$70.76	$61.75	$53.03	$55.86	$52.69	$38.74
Investment Operations
Net Investment Income	. 415[1]	.876[1]	.843	.727	.730	.609
Net Realized and Unrealized Gain (Loss)
on Investments	3.772	9.011	8.734	(2.840)	3.148	13.958
Total from Investment Operations	4.187	9.887	9.577	(2.113)	3.878	14.567
Distributions
Dividends from Net Investment Income	(. 357)	(. 877)	(. 857)	(.717)	(.708)	(. 617)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 357)	(. 877)	(. 857)	(.717)	(.708)	(. 617)
Net Asset Value, End of Period	$74.59	$70.76	$61.75	$53.03	$55.86	$52.69

Total Return[2]	5.92%	16.10%	18.17%	-3.78%	7.37%	37.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,235	$4,345	$4,401	$4,058	$4,606	$5,041
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.18%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.30%	1.36%	1.55%	1.33%	1.40%	1.39%
Portfolio Turnover Rate [3]	14%	15%	14%	11%	10%	29%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$147.71	$128.90	$110.71	$116.61	$110.02	$80.89
Investment Operations
Net Investment Income	. 972[1]	2.037[1]	1.899	1.668	1.707	1.424
Net Realized and Unrealized Gain (Loss)
on Investments	7.866	18.768	18.221	(5.931)	6.556	29.145
Total from Investment Operations	8.838	20.805	20.120	(4.263)	8.263	30.569
Distributions
Dividends from Net Investment Income	(.838)	(1.995)	(1.930)	(1.637)	(1.673)	(1.439)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.838)	(1.995)	(1.930)	(1.637)	(1.673)	(1.439)
Net Asset Value, End of Period	$155.71	$147.71	$128.90	$110.71	$116.61	$110.02

Total Return	6.00%	16.24%	18.31%	-3.65%	7.51%	37.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,641	$21,605	$16,153	$11,478	$9,833	$8,217
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.42%	1.48%	1.67%	1.45%	1.54%	1.54%
Portfolio Turnover Rate [2]	14%	15%	14%	11%	10%	29%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$70.78	$61.77	$53.05	$55.87	$52.72	$38.76
Investment Operations
Net Investment Income	. 461[1]	.970[1]	.910	.797	.817	.681
Net Realized and Unrealized Gain (Loss)
on Investments	3.770	8.997	8.733	(2.833)	3.133	13.968
Total from Investment Operations	4.231	9.967	9.643	(2.036)	3.950	14.649
Distributions
Dividends from Net Investment Income	(. 401)	(. 957)	(. 923)	(.784)	(. 800)	(. 689)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 401)	(. 957)	(. 923)	(.784)	(. 800)	(. 689)
Net Asset Value, End of Period	$74.61	$70.78	$61.77	$53.05	$55.87	$52.72

Total Return[2]	5.98%	16.24%	18.30%	-3.64%	7.50%	37.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,290	$33,801	$27,778	$21,441	$20,034	$10,126
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.42%	1.48%	1.67%	1.45%	1.54%	1.54%
Portfolio Turnover Rate [3]	14%	15%	14%	11%	10%	29%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$70.78	$61.77	$53.05	$55.87	$52.71	$38.76
Investment Operations
Net Investment Income	. 464[1]	.975[1]	.915	.803	.821	.686
Net Realized and Unrealized Gain (Loss)
on Investments	3.771	8.998	8.734	(2.834)	3.144	13.957
Total from Investment Operations	4.235	9.973	9.649	(2.031)	3.965	14.643
Distributions
Dividends from Net Investment Income	(. 405)	(. 963)	(. 929)	(.789)	(. 805)	(. 693)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 405)	(. 963)	(. 929)	(.789)	(. 805)	(. 693)
Net Asset Value, End of Period	$74.61	$70.78	$61.77	$53.05	$55.87	$52.71

Total Return	5.99%	16.25%	18.32%	-3.63%	7.53%	37.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,589	$15,352	$13,030	$10,036	$9,975	$9,185
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.43%	1.49%	1.68%	1.46%	1.55%	1.55%
Portfolio Turnover Rate[2]	14%	15%	14%	11%	10%	29%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$204.30	$178.28	$153.11	$161.27	$152.16	$111.87
Investment Operations
Net Investment Income	1.347[1]	2.835[1]	2.660	2.353	2.405	2.007
Net Realized and Unrealized Gain (Loss)
on Investments	10.891	25.980	25.213	(8.203)	9.062	40.311
Total from Investment Operations	12.238	28.815	27.873	(5.850)	11.467	42.318
Distributions
Dividends from Net Investment Income	(1.178)	(2.795)	(2.703)	(2.310)	(2.357)	(2.028)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.178)	(2.795)	(2.703)	(2.310)	(2.357)	(2.028)
Net Asset Value, End of Period	$215.36	$204.30	$178.28	$153.11	$161.27	$152.16

Total Return	6.00%	16.27%	18.33%	-3.62%	7.55%	37.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,987	$9,531	$8,080	$6,925	$6,024	$4,323
Ratio of Total Expenses to
Average Net Assets	0.03%	0.03%	0.04%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.44%	1.50%	1.69%	1.48%	1.57%	1.57%
Portfolio Turnover Rate[2]	14%	15%	14%	11%	10%	29%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements.

ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

21

Small-Cap Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2018, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of

22

Small-Cap Index Fund

securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines

23

Small-Cap Index Fund

approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $4,771,000, representing 0.01% of the fund’s net assets and 1.91% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	89,974,831	—	8,519
Temporary Cash Investments	1,551,418	29,872	—
Futures Contracts—Assets[1]	356	—	—
Futures Contracts—Liabilities[1]	(667)	—	—
Swap Contracts—Assets	—	361	—
Swap Contracts—Liabilities	—	(2,184)	—
Total	91,525,938	28,049	8,519
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

24

Small-Cap Index Fund

During the six months ended June 30, 2018, the fund realized $3,092,375,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $1,770,542,000 to offset future net capital gains. Of this amount, $604,149,000 is subject to expiration on December 31, 2018. Capital losses of $1,166,393,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 3018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $68,303,868,000. Net unrealized appreciation of investment securities for tax purposes was $23,260,772,000, consisting of unrealized gains of $27,018,586,000 on securities that had risen in value since their purchase and $3,757,814,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $13,742,813,000 of investment securities and sold $12,112,490,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,442,279,000 and $6,071,120,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $1,000,046,000 and $1,383,913,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

25

Small-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	300,177	4,146	691,920	10,613
Issued in Lieu of Cash Distributions	19,557	265	54,687	821
Redeemed	(655,882)	(9,044)	(1,399,622)	(21,293)
Net Increase (Decrease)—Investor Shares	(336,148)	(4,633)	(653,015)	(9,859)
ETF Shares
Issued	6,969,950	45,140	9,320,075	67,574
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,106,315)	(39,575)	(6,471,993)	(46,625)
Net Increase (Decrease)—ETF Shares	863,635	5,565	2,848,082	20,949
Admiral Shares
Issued	3,405,921	47,002	6,792,440	103,995
Issued in Lieu of Cash Distributions	173,278	2,343	406,244	6,084
Redeemed	(2,927,612)	(40,496)	(5,403,162)	(82,274)
Net Increase (Decrease)—Admiral Shares	651,587	8,849	1,795,522	27,805
Institutional Shares
Issued	1,808,657	24,993	3,318,653	50,778
Issued in Lieu of Cash Distributions	84,992	1,149	199,657	2,992
Redeemed	(1,500,611)	(20,699)	(3,147,376)	(47,830)
Net Increase (Decrease)—Institutional Shares	393,038	5,443	370,934	5,940
Institutional Plus Shares
Issued	550,669	2,621	1,569,273	8,268
Issued in Lieu of Cash Distributions	54,182	254	126,704	658
Redeemed	(653,556)	(3,150)	(1,435,437)	(7,598)
Net Increase (Decrease)—Institutional Plus Shares	(48,705)	(275)	260,540	1,328

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

26

Small-Cap Growth Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISGX	VBK	VSGAX	VSGIX
Expense Ratio[1]	0.19%	0.07%	0.07%	0.06%
30-Day SEC Yield	0.64%	0.76%	0.76%	0.77%

Portfolio Characteristics
		CRSP US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	661	627	3,779
Median Market Cap	$4.8B	$4.8B	$64.0B
Price/Earnings Ratio	28.8x	28.6x	20.7x
Price/Book Ratio	3.5x	3.5x	3.0x
Return on Equity	8.3%	8.3%	15.0%
Earnings Growth Rate	18.6%	18.6%	8.3%
Dividend Yield	0.8%	0.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	23%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	2.3%	2.3%	2.5%
Consumer Goods	5.9	5.9	8.1
Consumer Services	14.4	14.4	13.3
Financials	17.7	17.7	19.9
Health Care	16.9	16.9	12.6
Industrials	18.7	18.7	12.7
Oil & Gas	5.4	5.4	6.1
Technology	18.1	18.1	20.1
Telecommunications	0.3	0.3	1.8
Utilities	0.3	0.3	2.9

Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.82
Beta	1.00	1.10
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Vail Resorts Inc.	Hotels	0.7%
PTC Inc.	Software	0.7
Burlington Stores Inc.	Apparel Retailers	0.6
Jack Henry & Associates Financial
Inc.	Administration	0.6
Zillow Group Inc.	Real Estates
	Services	0.6
GrubHub Inc.	Specialized
	Consumer Services	0.6
Veeva Systems Inc.	Computure Services	0.6
Fortinet Inc.	Software	0.5
Neurocrine Biosciences
Inc.	Biotechnology	0.5
Sarepta Therapeutics
Inc.	Biotechnology	0.5
Top Ten		5.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for
Admiral Shares, and 0.06% for Institutional Shares.

27

Small-Cap Growth Index Fund

Investment Focus

28

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	21.27%	12.23%	10.96%
ETF Shares	1/26/2004
Market Price		21.50	12.39	11.11
Net Asset Value		21.43	12.37	11.11
Admiral Shares	9/27/2011	21.41	12.37	15.41[1]
Institutional Shares	5/24/2000	21.45	12.38	11.14
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

29

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Royal Gold Inc.	926,503	86,017	0.4%
Basic Materials—Other †		448,933	1.9%
		534,950	2.3%
Consumer Goods
* Wayfair Inc.	786,300	93,381	0.4%
Gentex Corp.	3,874,717	89,196	0.4%
Consumer Goods—Other †		1,199,158	5.1%
		1,381,735	5.9%
Consumer Services
Vail Resorts Inc.	572,446	156,959	0.7%
* Burlington Stores Inc.	959,472	144,429	0.6%
* GrubHub Inc.	1,276,803	133,949	0.6%
* Liberty Media Corp-Liberty Formula One	2,725,595	101,201	0.4%
* Caesars Entertainment Corp.	8,893,115	95,156	0.4%
* Live Nation Entertainment Inc.	1,921,707	93,337	0.4%
Consumer Services—Other †		2,652,213	11.2%
		3,377,244	14.3%
Financials
Kilroy Realty Corp.	1,399,735	105,876	0.5%
Sun Communities Inc.	1,077,056	105,422	0.5%
Equity LifeStyle Properties Inc.	1,129,804	103,829	0.4%
MarketAxess Holdings Inc.	505,773	100,072	0.4%
* Zillow Group Inc.	1,627,199	96,102	0.4%
* Signature Bank	739,320	94,544	0.4%
Douglas Emmett Inc.	2,284,254	91,781	0.4%
DCT Industrial Trust Inc.	1,332,396	88,911	0.4%
Financials—Other †		3,349,015	14.2%
		4,135,552	17.6%

30

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Neurocrine Biosciences Inc.	1,273,084	125,068	0.5%
*	Sarepta Therapeutics Inc.	881,005	116,451	0.5%
*	DexCom Inc.	1,184,147	112,470	0.5%
*	Bluebird Bio Inc.	709,284	111,322	0.5%
	West Pharmaceutical Services Inc.	1,040,976	103,359	0.4%
*	Exact Sciences Corp.	1,725,130	103,146	0.4%
*	Exelixis Inc.	4,201,321	90,412	0.4%
*	Bio-Rad Laboratories Inc. Class A	297,407	85,814	0.4%
	Health Care—Other †		3,110,119	13.2%
			3,958,161	16.8%
Industrials
	Jack Henry & Associates Inc.	1,093,358	142,530	0.6%
*	WEX Inc.	609,320	116,063	0.5%
	Lennox International Inc.	554,459	110,975	0.5%
*	Zebra Technologies Corp.	756,081	108,309	0.5%
	Graco Inc.	2,372,513	107,285	0.4%
*	HD Supply Holdings Inc.	2,494,135	106,974	0.4%
*	Teledyne Technologies Inc.	481,082	95,764	0.4%
	Nordson Corp.	739,776	94,995	0.4%
	TransUnion	1,306,016	93,563	0.4%
	BWX Technologies Inc.	1,409,615	87,847	0.4%
	Toro Co.	1,425,597	85,892	0.4%
	Berry Global Group Inc.	1,862,342	85,556	0.4%
	Industrials—Other †		3,245,108	13.4%
			4,395,305	18.7%
Oil & Gas
*	Parsley Energy Inc. Class A	3,682,810	111,515	0.5%
*	WPX Energy Inc.	5,655,456	101,968	0.4%
*	Energen Corp.	1,378,757	100,401	0.4%
	Oil & Gas—Other †		953,657	4.1%
			1,267,541	5.4%

[1,2]Other †			3,809	0.0%

Technology
*	PTC Inc.	1,631,675	153,067	0.7%
*	Veeva Systems Inc. Class A	1,702,988	130,892	0.6%
*	Fortinet Inc.	2,021,954	126,231	0.5%
*	Tyler Technologies Inc.	515,120	114,408	0.5%
*	Ultimate Software Group Inc.	411,805	105,962	0.4%
*	Guidewire Software Inc.	1,130,722	100,386	0.4%
*	Tableau Software Inc. Class A	961,137	93,951	0.4%
*	Aspen Technology Inc.	1,010,029	93,670	0.4%
*	athenahealth Inc.	572,558	91,117	0.4%
*	EPAM Systems Inc.	717,980	89,266	0.4%
	Technology—Other †		3,154,069	13.4%
			4,253,019	18.1%

Telecommunications †			64,373	0.3%

Utilities †			78,548	0.3%
Total Common Stocks (Cost $16,944,991)			23,450,237	99.7%[3]

31

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	2.122%	3,569,470	356,983	1.5%

6U.S. Government and Agency Obligations †			11,216	0.1%
Total Temporary Cash Investments (Cost $368,151)			368,199	1.6%[3]
[7]Total Investments (Cost $17,313,142)			23,818,436	101.3%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,221
Receivables for Investment Securities Sold			64,736
Receivables for Accrued Income			20,801
Receivables for Capital Shares Issued			30,766
Variation Margin Receivable—Futures Contracts			20
Other Assets			3,434
Total Other Assets			120,978	0.5%
Liabilities
Payables for Investment Securities Purchased			(65,991)
Collateral for Securities on Loan			(264,706)
Payables for Capital Shares Redeemed			(87,001)
Payables to Vanguard			(8,183)
Variation Margin Payable—Futures Contracts			(89)
Total Liabilities			(425,970)	(1.8%)
Net Assets			23,513,444	100.0%

At June 30, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				18,426,986
Overdistributed Net Investment Income				(9,552)
Accumulated Net Realized Losses				(1,407,507)
Unrealized Appreciation (Depreciation)
Investment Securities				6,505,294
Futures Contracts				(1,777)
Net Assets				23,513,444

Investor Shares—Net Assets
Applicable to 36,742,823 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,816,621
Net Asset Value Per Share—Investor Shares				$49.44

ETF Shares—Net Assets
Applicable to 47,390,322 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				8,329,327
Net Asset Value Per Share—ETF Shares				$175.76
32

Small-Cap Growth Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 158,553,863 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,799,399
Net Asset Value Per Share—Admiral Shares	$61.80

Institutional Shares—Net Assets
Applicable to 72,087,772 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,568,097
Net Asset Value Per Share—Institutional Shares	$49.50

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $264,706,000 of collateral received for securities on loan.
6 Securities with a value of $2,878,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $253,898,000.

33

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2018	558	45,965	(1,436)
E-mini S&P Mid-Cap 400 Index	September 2018	100	19,561	(341)
				(1,777)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	61,819
Interest[1]	428
Securities Lending—Net	6,280
Total Income	68,527
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,415
Management and Administrative—Investor Shares	1,403
Management and Administrative—ETF Shares	1,692
Management and Administrative—Admiral Shares	2,175
Management and Administrative—Institutional Shares	756
Marketing and Distribution—Investor Shares	146
Marketing and Distribution—ETF Shares	184
Marketing and Distribution—Admiral Shares	308
Marketing and Distribution—Institutional Shares	36
Custodian Fees	153
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—ETF Shares	234
Shareholders’ Reports—Admiral Shares	52
Shareholders’ Reports—Institutional Shares	30
Trustees’ Fees and Expenses	8
Total Expenses	8,620
Net Investment Income	59,907
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,284,082
Futures Contracts	3,911
Realized Net Gain (Loss)	1,287,993
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	681,062
Futures Contracts	(2,290)
Change in Unrealized Appreciation (Depreciation)	678,772
Net Increase (Decrease) in Net Assets Resulting from Operations	2,026,672

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $397,000, ($21,000), and $24,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,907	170,629
Realized Net Gain (Loss)	1,287,993	1,104,653
Change in Unrealized Appreciation (Depreciation)	678,772	2,519,238
Net Increase (Decrease) in Net Assets Resulting from Operations	2,026,672	3,794,520
Distributions
Net Investment Income
Investor Shares	(3,954)	(13,772)
ETF Shares	(21,970)	(56,419)
Admiral Shares	(26,234)	(69,320)
Institutional Shares	(10,025)	(30,608)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(62,183)	(170,119)
Capital Share Transactions
Investor Shares	(160,273)	(378,549)
ETF Shares	678,198	471,885
Admiral Shares	259,316	625,740
Institutional Shares	(443,725)	77,858
Net Increase (Decrease) from Capital Share Transactions	333,516	796,934
Total Increase (Decrease)	2,298,005	4,421,335
Net Assets
Beginning of Period	21,215,439	16,794,104
End of Period[1]	23,513,444	21,215,439
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($9,552,000) and ($7,276,000).

See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$45.24	$37.43	$34.18	$35.40	$34.37	$25.03
Investment Operations
Net Investment Income	. 099[1]	.315[1]	.355	.292	.303	.168
Net Realized and Unrealized Gain (Loss)
on Investments	4.206	7.814	3.257	(1.225)	1.029	9.336
Total from Investment Operations	4.305	8.129	3.612	(.933)	1.332	9.504
Distributions
Dividends from Net Investment Income	(.105)	(. 319)	(. 362)	(. 287)	(. 302)	(.164)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.105)	(. 319)	(. 362)	(. 287)	(. 302)	(.164)
Net Asset Value, End of Period	$49.44	$45.24	$37.43	$34.18	$35.40	$34.37

Total Return[2]	9.52%	21.78%	10.61%	-2.64%	3.88%	37.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,817	$1,816	$1,850	$1,986	$2,326	$2,859
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.57%	0.78%	1.03%	0.82%	0.87%	0.63%
Portfolio Turnover Rate [3]	23%	19%	27%	23%	26%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$160.81	$133.07	$121.53	$125.88	$122.23	$89.03
Investment Operations
Net Investment Income	. 468[1]	1.320[1]	1.416	1.202	1.277	.802
Net Realized and Unrealized Gain (Loss)
on Investments	14.959	27.731	11.563	(4.362)	3.643	33.188
Total from Investment Operations	15.427	29.051	12.979	(3.160)	4.920	33.990
Distributions
Dividends from Net Investment Income	(.477)	(1.311)	(1.439)	(1.190)	(1.270)	(.790)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.477)	(1.311)	(1.439)	(1.190)	(1.270)	(.790)
Net Asset Value, End of Period	$175.76	$160.81	$133.07	$121.53	$125.88	$122.23

Total Return	9.60%	21.90%	10.74%	-2.51%	4.02%	38.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,329	$6,981	$5,328	$4,422	$3,900	$3,637
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.69%	0.90%	1.15%	0.94%	1.01%	0.78%
Portfolio Turnover Rate[2]	23%	19%	27%	23%	26%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$56.55	$46.79	$42.73	$44.26	$42.98	$31.30
Investment Operations
Net Investment Income	.161[1]	.465[1]	.496	.421	.449	. 284
Net Realized and Unrealized Gain (Loss)
on Investments	5.257	9.755	4.069	(1.534)	1.277	11.676
Total from Investment Operations	5.418	10.220	4.565	(1.113)	1.726	11.960
Distributions
Dividends from Net Investment Income	(.168)	(. 460)	(. 505)	(. 417)	(. 446)	(. 280)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.168)	(. 460)	(. 505)	(. 417)	(. 446)	(. 280)
Net Asset Value, End of Period	$61.80	$56.55	$46.79	$42.73	$44.26	$42.98

Total Return[2]	9.58%	21.92%	10.73%	-2.52%	4.02%	38.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,799	$8,729	$6,648	$5,933	$5,434	$4,881
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.69%	0.90%	1.15%	0.94%	1.01%	0.78%
Portfolio Turnover Rate [3]	23%	19%	27%	23%	26%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$45.29	$37.47	$34.22	$35.45	$34.42	$25.07
Investment Operations
Net Investment Income	.129[1]	.375[1]	.401	.341	.362	.229
Net Realized and Unrealized Gain (Loss)
on Investments	4.217	7.818	3.257	(1.234)	1.028	9.346
Total from Investment Operations	4.346	8.193	3.658	(.893)	1.390	9.575
Distributions
Dividends from Net Investment Income	(.136)	(. 373)	(. 408)	(. 337)	(. 360)	(. 225)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.136)	(. 373)	(. 408)	(. 337)	(. 360)	(. 225)
Net Asset Value, End of Period	$49.50	$45.29	$37.47	$34.22	$35.45	$34.42

Total Return	9.60%	21.94%	10.74%	-2.52%	4.04%	38.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,568	$3,690	$2,969	$2,793	$3,685	$3,823
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.70%	0.91%	1.16%	0.95%	1.02%	0.79%
Portfolio Turnover Rate[2]	23%	19%	27%	23%	26%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

41

Small-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

42

Small-Cap Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $1,221,000, representing 0.01% of the fund’s net assets and 0.49% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,446,428	—	3,809
Temporary Cash Investments	356,983	11,216	—
Futures Contracts—Assets[1]	20	—	—
Futures Contracts—Liabilities[1]	(89)	—	—
Total	23,803,342	11,216	3,809
1 Represents variation margin on the last day of the reporting period.

43

Small-Cap Growth Index Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $1,255,666,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $1,439,318,000 to offset future net capital gains. Of this amount, $261,118,000 is subject to expiration on December 31, 2018. Capital losses of $1,178,200,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $17,313,142,000. Net unrealized appreciation of investment securities for tax purposes was $6,505,294,000, consisting of unrealized gains of $7,310,196,000 on securities that had risen in value since their purchase and $804,902,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $5,274,759,000 of investment securities and sold $4,906,428,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,692,069,000 and $2,314,540,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $497,318,000 and $1,034,080,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

44

Small-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	166,163	3,497	313,705	7,684
Issued in Lieu of Cash Distributions	3,703	76	12,952	308
Redeemed	(330,139)	(6,983)	(705,206)	(17,256)
Net Increase (Decrease)—Investor Shares	(160,273)	(3,410)	(378,549)	(9,264)
ETF Shares
Issued	2,979,913	17,256	3,009,564	20,447
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,301,715)	(13,275)	(2,537,679)	(17,075)
Net Increase (Decrease)—ETF Shares	678,198	3,981	471,885	3,372
Admiral Shares
Issued	1,172,272	19,714	1,842,542	35,856
Issued in Lieu of Cash Distributions	24,151	394	64,088	1,215
Redeemed	(937,107)	(15,916)	(1,280,890)	(24,789)
Net Increase (Decrease)—Admiral Shares	259,316	4,192	625,740	12,282
Institutional Shares
Issued	389,999	8,200	741,019	17,987
Issued in Lieu of Cash Distributions	9,403	192	29,031	688
Redeemed	(843,127)	(17,776)	(692,192)	(16,427)
Net Increase (Decrease)—Institutional Shares	(443,725)	(9,384)	77,858	2,248

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

45

Small-Cap Value Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISVX	VBR	VSIAX	VSIIX
Expense Ratio[1]	0.19%	0.07%	0.07%	0.06%
30-Day SEC Yield	1.81%	1.93%	1.93%	1.94%

Portfolio Characteristics
		CRSP US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	868	834	3,779
Median Market Cap	$3.8B	$3.8B	$64.0B
Price/Earnings Ratio	16.2x	16.1x	20.7x
Price/Book Ratio	1.8x	1.8x	3.0x
Return on Equity	9.1%	9.1%	15.0%
Earnings Growth Rate	6.4%	6.4%	8.3%
Dividend Yield	2.0%	2.0%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	18%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	6.1%	6.1%	2.5%
Consumer Goods	7.4	7.4	8.1
Consumer Services	11.2	11.2	13.3
Financials	32.2	32.3	19.9
Health Care	5.4	5.3	12.6
Industrials	19.4	19.4	12.7
Oil & Gas	4.8	4.8	6.1
Technology	6.8	6.8	20.1
Telecommunications	0.5	0.5	1.8
Utilities	6.2	6.2	2.9

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.74
Beta	1.00	1.05
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
WellCare Health Plans	Health Care
Inc.	Providers	0.6%
IDEX Corp.	Industrial Machinery	0.5
Atmos Energy Corp.	Gas Distribution	0.5
Spirit AeroSystems
Holdings Inc.	Aerospace	0.5
ON Semiconductor
Corp.	Semiconductors	0.5
East West Bancorp Inc.	Banks	0.5
NRG Energy Inc.	Conventional
	Electricity	0.5
UGI Corp.	Gas Distribution	0.5
Leidos Holdings Inc.	Computer Services	0.5
US Foods Holding Corp.	Food Products	0.4
Top Ten		5.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for
Admiral Shares, and 0.06% for Institutional Shares.

46

Small-Cap Value Index Fund

Investment Focus

47

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	12.41%	12.25%	11.13%
ETF Shares	1/26/2004
Market Price		12.60	12.40	11.27
Net Asset Value		12.54	12.39	11.27
Admiral Shares	9/27/2011	12.53	12.40	15.88[1]
Institutional Shares	12/7/1999	12.56	12.41	11.30
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

48

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Chemours Co.	2,784,812	123,534	0.4%
RPM International Inc.	2,092,976	122,062	0.4%
United States Steel Corp.	2,765,180	96,090	0.3%
Huntsman Corp.	3,180,181	92,861	0.3%
Basic Materials—Other †		1,434,591	4.6%
		1,869,138	6.0%
Consumer Goods
* US Foods Holding Corp.	3,379,295	127,805	0.4%
Pinnacle Foods Inc.	1,865,334	121,359	0.4%
Leggett & Platt Inc.	2,054,545	91,715	0.3%
Consumer Goods—Other †		1,938,542	6.3%
		2,279,421	7.4%
Consumer Services
KAR Auction Services Inc.	2,112,203	115,749	0.4%
Service Corp.	2,727,214	97,607	0.3%
Foot Locker Inc.	1,848,258	97,311	0.3%
* JetBlue Airways Corp.	4,952,867	94,005	0.3%
Consumer Services—Other †		3,044,892	9.9%
		3,449,564	11.2%
Financials
East West Bancorp Inc.	2,267,038	147,811	0.5%
Gaming and Leisure Properties Inc.	3,174,025	113,630	0.4%
American Financial Group Inc.	1,044,209	112,075	0.4%
WP Carey Inc.	1,677,585	111,308	0.4%
National Retail Properties Inc.	2,405,413	105,742	0.3%
Apartment Investment & Management Co.	2,460,916	104,097	0.3%
Liberty Property Trust	2,313,114	102,540	0.3%
Brown & Brown Inc.	3,675,656	101,926	0.3%
Cullen/Frost Bankers Inc.	898,914	97,298	0.3%

49

Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Commerce Bancshares Inc.	1,500,248	97,081	0.3%
PacWest Bancorp	1,959,415	96,834	0.3%
Park Hotels & Resorts Inc.	3,146,136	96,366	0.3%
Synovus Financial Corp.	1,762,723	93,125	0.3%
Eaton Vance Corp.	1,771,804	92,470	0.3%
New Residential Investment Corp.	5,258,160	91,965	0.3%
Webster Financial Corp.	1,442,039	91,858	0.3%
First Horizon National Corp.	5,117,384	91,294	0.3%
Financials—Other †		8,172,914	26.5%
		9,920,334	32.1%
Health Care
* WellCare Health Plans Inc.	700,090	172,390	0.6%
* Sage Therapeutics Inc.	691,195	108,193	0.3%
Encompass Health Corp.	1,468,945	99,477	0.3%
Hill-Rom Holdings Inc.	1,036,735	90,548	0.3%
Health Care—Other †		1,190,378	3.9%
		1,660,986	5.4%
Industrials
IDEX Corp.	1,200,408	163,832	0.5%
Spirit AeroSystems Holdings Inc. Class A	1,780,112	152,929	0.5%
PerkinElmer Inc.	1,731,468	126,795	0.4%
Allegion plc	1,485,189	114,894	0.4%
Carlisle Cos. Inc.	953,814	103,308	0.3%
Booz Allen Hamilton Holding Corp. Class A	2,155,622	94,265	0.3%
Donaldson Co. Inc.	2,031,207	91,648	0.3%
AptarGroup Inc.	975,780	91,118	0.3%
Industrials—Other †		5,035,435	16.3%
		5,974,224	19.3%

Oil & Gas †		1,470,989	4.8%

[1,2]Other †		1,430	0.0%

Technology
* ON Semiconductor Corp.	6,691,337	148,782	0.5%
Leidos Holdings Inc.	2,375,248	140,140	0.5%
Teradyne Inc.	2,994,355	113,995	0.4%
CDW Corp.	1,187,129	95,908	0.3%
Technology—Other †		1,612,109	5.1%
		2,110,934	6.8%

Telecommunications †		142,874	0.5%

Utilities
Atmos Energy Corp.	1,752,112	157,935	0.5%
NRG Energy Inc.	4,680,917	143,704	0.5%
UGI Corp.	2,721,998	141,735	0.5%
* Evergy Inc.	2,123,937	119,259	0.4%
Aqua America Inc.	2,786,164	98,017	0.3%
Vectren Corp.	1,299,821	92,872	0.3%
Utilities—Other †		1,146,812	3.7%
		1,900,334	6.2%
Total Common Stocks (Cost $24,719,821)		30,780,228	99.7%[3]

50

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	2.122%	2,839,414	283,970	0.9%

6U.S. Government and Agency Obligations †			8,627	0.0%
Total Temporary Cash Investments (Cost $292,567)			292,597	0.9%[3]
[7]Total Investments (Cost $25,012,388)			31,072,825	100.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,637
Receivables for Investment Securities Sold			799
Receivables for Accrued Income			51,429
Receivables for Capital Shares Issued			17,096
Variation Margin Receivable—Futures Contracts			10
Other Assets [8]			3,884
Total Other Assets			74,855	0.2%
Liabilities
Payables for Investment Securities Purchased			(46,689)
Collateral for Securities on Loan			(188,194)
Payables for Capital Shares Redeemed			(15,456)
Payables to Vanguard			(9,894)
Variation Margin Payable—Futures Contracts			(133)
Unrealized Depreciation—Swap Contracts			(1,329)
Total Liabilities			(261,695)	(0.8%)
Net Assets			30,885,985	100.0%

At June 30, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				25,356,111
Undistributed Net Investment Income				24,517
Accumulated Net Realized Losses				(551,967)
Unrealized Appreciation (Depreciation)
Investment Securities				6,060,437
Futures Contracts				(1,784)
Swap Contracts				(1,329)
Net Assets				30,885,985

51

Small-Cap Value Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 59,033,239 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,920,935
Net Asset Value Per Share—Investor Shares	$32.54

ETF Shares—Net Assets
Applicable to 99,340,888 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,482,219
Net Asset Value Per Share—ETF Shares	$135.72

Admiral Shares—Net Assets
Applicable to 201,858,226 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,771,493
Net Asset Value Per Share—Admiral Shares	$58.32

Institutional Shares—Net Assets
Applicable to 113,858,624 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,711,338
Net Asset Value Per Share—Institutional Shares	$32.60

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
4 Includes $188,194,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $3,175,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $175,348,000.
8 Cash with a value of $1,570,000 has been segregated as collateral for open over-the-counter swap contracts.

52

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2018	830	68,371	(1,724)
E-mini S&P Mid-Cap 400 Index	September 2018	50	9,781	(60)
				(1,784)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
					Value and
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	7/11/18	GSCM	7,402	(2.485%)	(122)
Ambac Financial Group Inc.	7/11/18	GSCM	794	(2.734%)	(1)
SLM Corp.	8/9/18	GSCM	29,085	(2.446%)	(1,206)
					(1,329)
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	274,242
Interest[1]	798
Securities Lending—Net	5,987
Total Income	281,027
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,507
Management and Administrative—Investor Shares	1,530
Management and Administrative—ETF Shares	3,056
Management and Administrative—Admiral Shares	2,801
Management and Administrative—Institutional Shares	795
Marketing and Distribution—Investor Shares	180
Marketing and Distribution—ETF Shares	317
Marketing and Distribution—Admiral Shares	426
Marketing and Distribution—Institutional Shares	43
Custodian Fees	261
Shareholders’ Reports—Investor Shares	33
Shareholders’ Reports—ETF Shares	389
Shareholders’ Reports—Admiral Shares	69
Shareholders’ Reports—Institutional Shares	34
Trustees’ Fees and Expenses	11
Total Expenses	11,452
Net Investment Income	269,575
Realized Net Gain (Loss)
Investment Securities Sold[1]	919,926
Futures Contracts	4,896
Swap Contracts	2,633
Realized Net Gain (Loss)	927,455
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(289,372)
Futures Contracts	(1,839)
Swap Contracts	(1,108)
Change in Unrealized Appreciation (Depreciation)	(292,319)
Net Increase (Decrease) in Net Assets Resulting from Operations	904,711

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $761,000, ($5,000), and $12,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	269,575	524,278
Realized Net Gain (Loss)	927,455	1,187,494
Change in Unrealized Appreciation (Depreciation)	(292,319)	1,377,080
Net Increase (Decrease) in Net Assets Resulting from Operations	904,711	3,088,852
Distributions
Net Investment Income
Investor Shares	(14,547)	(36,929)
ETF Shares	(106,793)	(220,339)
Admiral Shares	(92,641)	(198,391)
Institutional Shares	(29,355)	(63,321)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(243,336)	(518,980)
Capital Share Transactions
Investor Shares	(182,055)	(489,544)
ETF Shares	558,174	1,519,428
Admiral Shares	235,178	830,846
Institutional Shares	(22,591)	454,986
Net Increase (Decrease) from Capital Share Transactions	588,706	2,315,716
Total Increase (Decrease)	1,250,081	4,885,588
Net Assets
Beginning of Period	29,635,904	24,750,316
End of Period[1]	30,885,985	29,635,904
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $24,517,000 and ($4,355,000).

See accompanying Notes, which are an integral part of the Financial Statements.

55

Small-Cap Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$31.82	$29.00	$23.69	$25.34	$23.33	$17.40
Investment Operations
Net Investment Income	. 266[1]	.534[1]	.477	.431	.425	. 394
Net Realized and Unrealized Gain (Loss)
on Investments	.693	2.820	5.315	(1.643)	1.995	5.936
Total from Investment Operations	.959	3.354	5.792	(1.212)	2.420	6.330
Distributions
Dividends from Net Investment Income	(. 239)	(. 534)	(. 482)	(. 438)	(. 410)	(. 400)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 239)	(. 534)	(. 482)	(. 438)	(. 410)	(. 400)
Net Asset Value, End of Period	$32.54	$31.82	$29.00	$23.69	$25.34	$23.33

Total Return[2]	3.02%	11.67%	24.65%	-4.78%	10.39%	36.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,921	$2,060	$2,357	$1,972	$2,293	$2,375
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.84%	1.82%	1.96%	1.78%	1.84%	2.03%
Portfolio Turnover Rate [3]	18%	19%	18%	16%	12%	47%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$132.71	$120.95	$98.81	$105.71	$97.32	$72.60
Investment Operations
Net Investment Income	1.204[1]	2.427[1]	2.119	1.933	1.933	1.796
Net Realized and Unrealized Gain (Loss)
on Investments	2.885	11.709	22.159	(6.870)	8.326	24.742
Total from Investment Operations	4.089	14.136	24.278	(4.937)	10.259	26.538
Distributions
Dividends from Net Investment Income	(1.079)	(2.376)	(2.138)	(1.963)	(1.869)	(1.818)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.079)	(2.376)	(2.138)	(1.963)	(1.869)	(1.818)
Net Asset Value, End of Period	$135.72	$132.71	$120.95	$98.81	$105.71	$97.32

Total Return	3.10%	11.79%	24.80%	-4.67%	10.55%	36.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,482	$12,650	$10,042	$5,679	$4,874	$3,908
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.94%	2.08%	1.90%	1.98%	2.18%
Portfolio Turnover Rate[2]	18%	19%	18%	16%	12%	47%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$57.02	$51.97	$42.46	$45.42	$41.82	$31.20
Investment Operations
Net Investment Income	. 513[1]	1.039[1]	.911	.830	.831	.773
Net Realized and Unrealized Gain (Loss)
on Investments	1.250	5.032	9.518	(2.947)	3.573	10.629
Total from Investment Operations	1.763	6.071	10.429	(2.117)	4.404	11.402
Distributions
Dividends from Net Investment Income	(. 463)	(1.021)	(. 919)	(. 843)	(. 804)	(.782)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 463)	(1.021)	(. 919)	(. 843)	(. 804)	(.782)
Net Asset Value, End of Period	$58.32	$57.02	$51.97	$42.46	$45.42	$41.82

Total Return[2]	3.10%	11.80%	24.78%	-4.65%	10.55%	36.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,771	$11,278	$9,469	$6,467	$5,775	$4,371
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.94%	2.08%	1.90%	1.98%	2.18%
Portfolio Turnover Rate [3]	18%	19%	18%	16%	12%	47%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$31.87	$29.05	$23.73	$25.39	$23.37	$17.44
Investment Operations
Net Investment Income	. 287[1]	.587[1]	.510	.465	.467	.434
Net Realized and Unrealized Gain (Loss)
on Investments	.704	2.808	5.324	(1.652)	2.004	5.935
Total from Investment Operations	.991	3.395	5.834	(1.187)	2.471	6.369
Distributions
Dividends from Net Investment Income	(. 261)	(. 575)	(. 514)	(. 473)	(. 451)	(. 439)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 261)	(. 575)	(. 514)	(. 473)	(. 451)	(. 439)
Net Asset Value, End of Period	$32.60	$31.87	$29.05	$23.73	$25.39	$23.37

Total Return	3.11%	11.80%	24.80%	-4.67%	10.59%	36.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,711	$3,649	$2,882	$2,334	$1,927	$1,699
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.97%	1.95%	2.09%	1.91%	1.99%	2.19%
Portfolio Turnover Rate[2]	18%	19%	18%	16%	12%	47%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease

60

Small-Cap Value Index Fund

in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2018, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty

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Small-Cap Value Index Fund

risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs);

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Small-Cap Value Index Fund

the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $1,637,000, representing 0.01% of the fund’s net assets and 0.65% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	30,778,798	—	1,430
Temporary Cash Investments	283,970	8,627	—
Futures Contracts—Assets[1]	10	—	—
Futures Contracts—Liabilities[1]	(133)	—	—
Swap Contracts—Liabilities	—	(1,329)	—
Total	31,062,645	7,298	1,430
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $712,519,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

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Small-Cap Value Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $763,172,000 to offset future net capital gains. Of this amount, $388,774,000 is subject to expiration on December 31, 2018. Capital losses of $374,398,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $25,018,390,000. Net unrealized appreciation of investment securities for tax purposes was $6,054,435,000, consisting of unrealized gains of $7,334,416,000 on securities that had risen in value since their purchase and $1,279,981,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $4,935,261,000 of investment securities and sold $4,284,632,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,997,821,000 and $1,638,165,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $1,133,941,000 and $754,700,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	146,304	4,579	419,463	14,099
Issued in Lieu of Cash Distributions	13,718	424	34,876	1,153
Redeemed	(342,077)	(10,701)	(943,883)	(31,805)
Net Increase (Decrease)—Investor Shares	(182,055)	(5,698)	(489,544)	(16,553)
ETF Shares
Issued	2,213,688	16,300	3,904,605	31,333
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,655,514)	(12,275)	(2,385,177)	(19,050)
Net Increase (Decrease)—ETF Shares	558,174	4,025	1,519,428	12,283

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Small-Cap Value Index Fund

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	1,195,474	20,873	2,845,311	53,286
Issued in Lieu of Cash Distributions	82,365	1,420	177,442	3,269
Redeemed	(1,042,661)	(18,202)	(2,191,907)	(40,993)
Net Increase (Decrease)—Admiral Shares	235,178	4,091	830,846	15,562
Institutional Shares
Issued	411,919	12,918	1,059,655	35,577
Issued in Lieu of Cash Distributions	26,639	822	58,204	1,917
Redeemed	(461,149)	(14,366)	(662,873)	(22,210)
Net Increase (Decrease)—Institutional Shares	(22,591)	(626)	454,986	15,284

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,059.22	$0.87
ETF Shares	1,000.00	1,059.96	0.26
Admiral Shares	1,000.00	1,059.84	0.26
Institutional Shares	1,000.00	1,059.89	0.20
Institutional Plus Shares	1,000.00	1,059.96	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,095.18	$0.99
ETF Shares	1,000.00	1,096.00	0.36
Admiral Shares	1,000.00	1,095.83	0.36
Institutional Shares	1,000.00	1,095.99	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,030.19	$1.01
ETF Shares	1,000.00	1,030.97	0.40
Admiral Shares	1,000.00	1,030.99	0.40
Institutional Shares	1,000.00	1,031.14	0.30

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Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2017	6/30/2018	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Institutional Plus Shares	1,000.00	1,024.65	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.40	0.40
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for
Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for
ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor
Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses
Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

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Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Growth Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg.
All rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082018

Semiannual Report | June 30, 2018

Vanguard U.S. Stock Index Funds

Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	4
Extended Market Index Fund.	6
Mid-Cap Index Fund.	28
Mid-Cap Growth Index Fund.	50
Mid-Cap Value Index Fund.	66
About Your Fund’s Expenses.	83
Trustees Approve Advisory Arrangements.	86
Glossary.	88

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Returns for the six months ended June 30, 2018, ranged from negative returns for Vanguard Mid-Cap Value Index Fund to more than 6% for Vanguard Extended Market Index Fund, which includes both small- and mid-capitalization holdings. Vanguard Mid-Cap Growth Index Fund returned more than 5%, and Vanguard Mid-Cap Index Fund, which holds both growth and value stocks, returned more than 2%.

• Each fund closely tracked its target index. The Mid-Cap Growth Index Fund was the only one that trailed the average return of its peers.

• Small-cap stocks outperformed their mid- and large-cap counterparts, and growth stocks outpaced value. Small-caps benefited in part because these companies tend to be less affected by global trade tensions.

• The information technology and health care sectors contributed most to the Extended Market Index Fund’s returns. Technology, utilities, and consumer services were among the contributors for the other three funds.

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	6.08%
ETF Shares
Market Price	6.15
Net Asset Value	6.13
Admiral™ Shares	6.14
Institutional Shares	6.15
Institutional Plus Shares	6.16
Institutional Select Shares	6.18
S&P Completion Index	6.07
Mid-Cap Core Funds Average	1.74
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Mid-Cap Index Fund
Investor Shares	2.52%
ETF Shares
Market Price	2.58
Net Asset Value	2.59
Admiral Shares	2.58
Institutional Shares	2.56
Institutional Plus Shares	2.59
CRSP US Mid Cap Index	2.60
Mid-Cap Core Funds Average	1.74
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Mid-Cap Growth Index Fund
Investor Shares	5.51%
ETF Shares
Market Price	5.60
Net Asset Value	5.59
Admiral Shares	5.57
CRSP US Mid Cap Growth Index	5.63
Mid-Cap Growth Funds Average	7.28
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Mid-Cap Value Index Fund
Investor Shares	-0.09%
ETF Shares
Market Price	-0.03
Net Asset Value	0.00
Admiral Shares	-0.01
CRSP US Mid Cap Value Index	0.01
Mid-Cap Value Funds Average	-0.17
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares,
Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat.
Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Expense Ratios
Your Fund Compared With Its Peer Group
						Institutional
	Investor	ETF	Admiral	Institutional	Institutional	Select	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Extended Market Index
Fund	0.21%	0.08%	0.08%	0.06%	0.05%	0.02%	1.15%
Mid-Cap Index Fund	0.17	0.05	0.05	0.04	0.03	—	1.15
Mid-Cap Growth Index
Fund	0.19	0.07	0.07	—	—	—	1.21
Mid-Cap Value Index Fund	0.19	0.07	0.07	—	—	—	1.15

The fund expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the funds’ annualized expense ratios were: for the Extended Market Index Fund, 0.20% for Investor
Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02%
for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares,
0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares,
0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF
Shares, and 0.07% for Admiral Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters
Company, and capture information through year-end 2017.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap
Growth Funds; for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

3

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

4

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
	Total Returns
	Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

5

Extended Market Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
						Institutional
	Investor		Admiral	Institutional	Institutional	Select
	Shares	ETF Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VEXMX	VXF	VEXAX	VIEIX	VEMPX	VSEMX
Expense Ratio[1]	0.21%	0.08%	0.08%	0.06%	0.05%	0.02%
30-Day SEC Yield	1.15%	1.27%	1.27%	1.28%	1.29%	1.32%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	FA Index
Number of Stocks	3,279	3,270	3,779
Median Market Cap	$4.6B	$4.6B	$64.0B
Price/Earnings Ratio	19.4x	19.3x	20.7x
Price/Book Ratio	2.4x	2.4x	3.0x
Return on Equity	8.8%	8.8%	15.0%
Earnings Growth Rate	10.5%	10.9%	8.3%
Dividend Yield	1.3%	1.3%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	12%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	FA Index
R-Squared	1.00	0.84
Beta	1.00	1.09
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Tesla Inc.	Automobile
	Manufacturers	0.9%
ServiceNow Inc.	Systems Software	0.6
Las Vegas Sands Corp.	Casinos & Gaming	0.5
Worldpay Inc.	Data Processing &
	Outsourced Services	0.5
Liberty Global plc	Cable & Satellite	0.4
Palo Alto Networks Inc.	Communications
	Equipment	0.4
Dr Pepper Snapple
Group Inc.	Soft Drinks	0.4
Square Inc.	Data Processing &
	Outsourced Services	0.3
Workday Inc.	Application Software	0.3
T-Mobile US Inc.	Wireless
	Telecommunication
	Services	0.3
Top Ten		4.6%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for
Admiral Shares, 0.06% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for Institutional Select Shares.

6

Extended Market Index Fund

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	FA Index
Consumer Discretionary	14.5%	14.5%	13.2%
Consumer Staples	3.2	3.3	6.2
Energy	4.8	4.8	6.1
Financials	16.4	16.4	14.3
Health Care	11.9	11.9	13.7
Industrials	13.3	13.3	10.2
Information Technology	18.8	18.7	24.7
Materials	5.1	5.1	3.1
Real Estate	8.4	8.4	3.8
Telecommunication
Services	0.9	0.9	1.8
Utilities	2.7	2.7	2.9

Sector categories are based on the Global Industry Classification
Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Investment Focus

7

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/21/1987	16.61%	12.48%	10.62%
ETF Shares	12/27/2001
Market Price		16.76	12.64	10.77
Net Asset Value		16.75	12.63	10.77
Admiral Shares	11/13/2000	16.78	12.63	10.77
Institutional Shares	7/7/1997	16.79	12.65	10.80
Institutional Plus Shares	1/14/2011	16.81	12.67	11.99[1]
Institutional Select Shares	6/27/2016	16.84	—	22.52[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

8

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*,^	Tesla Inc.	1,764,641	605,184	0.9%
	Las Vegas Sands Corp.	4,756,452	363,203	0.6%
*	Liberty Global plc	8,398,422	223,482	0.3%
	Autoliv Inc.	1,134,165	162,435	0.3%
	Lear Corp.	862,851	160,326	0.2%
*	Lululemon Athletica Inc.	1,248,755	155,907	0.2%
	Domino’s Pizza Inc.	551,935	155,739	0.2%
	Vail Resorts Inc.	529,286	145,125	0.2%
*	Liberty Broadband Corp.	1,877,503	142,165	0.2%
*	Burlington Stores Inc.	888,460	133,740	0.2%
1	Consumer Discretionary—Other †		7,397,128	11.1%
			9,644,434	14.4%
Consumer Staples
	Dr Pepper Snapple Group Inc.	2,008,467	245,033	0.4%
	Lamb Weston Holdings Inc.	1,923,471	131,777	0.2%
	Consumer Staples—Other †		1,767,179	2.6%
			2,143,989	3.2%
Energy
*	Cheniere Energy Inc.	2,704,971	176,337	0.3%
	Diamondback Energy Inc.	1,284,604	169,015	0.2%
	Targa Resources Corp.	2,882,057	142,633	0.2%
1	Energy—Other †		2,712,066	4.1%
			3,200,051	4.8%
Financials
	First Republic Bank	2,111,184	204,341	0.3%
*	Markel Corp.	181,869	197,210	0.3%
	TD Ameritrade Holding Corp.	3,576,623	195,892	0.3%
	Annaly Capital Management Inc.	15,199,231	156,400	0.3%

9

Extended Market Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Ally Financial Inc.		5,654,925	148,555	0.2%
*	Arch Capital Group Ltd.		5,331,414	141,069	0.2%
	FNF Group		3,596,216	135,290	0.2%
	Financials—Other †			9,633,837	14.4%
				10,812,594	16.2%
Health Care
*	BioMarin Pharmaceutical Inc.		2,303,380	216,978	0.3%
	Teleflex Inc.		594,899	159,558	0.2%
*	WellCare Health Plans Inc.		582,492	143,433	0.2%
*	Jazz Pharmaceuticals plc		792,335	136,519	0.2%
	Health Care—Other †			7,248,881	10.9%
				7,905,369	11.8%
Industrials
*	CoStar Group Inc.		474,614	195,840	0.3%
	TransUnion		1,973,759	141,400	0.2%
	IDEX Corp.		1,004,456	137,088	0.2%
	Old Dominion Freight Line Inc.		894,307	133,216	0.2%
1	Industrials—Other †			8,176,058	12.2%
				8,783,602	13.1%
Information Technology
*	ServiceNow Inc.		2,314,219	399,133	0.6%
*	Worldpay Inc. Class A		3,893,751	318,431	0.5%
*	Palo Alto Networks Inc.		1,205,679	247,731	0.4%
*	Square Inc.		3,778,011	232,877	0.4%
*	Workday Inc. Class A		1,907,715	231,062	0.4%
*	Dell Technologies Inc. Class V		2,615,782	221,243	0.3%
	Maxim Integrated Products Inc.		3,643,119	213,705	0.3%
*	Splunk Inc.		1,888,800	187,199	0.3%
*	Arista Networks Inc.		624,801	160,880	0.3%
	CDW Corp.		1,989,567	160,737	0.2%
*	IAC/InterActiveCorp		1,024,149	156,172	0.2%
*	Keysight Technologies Inc.		2,453,922	144,855	0.2%
*	GoDaddy Inc. Class A		2,037,419	143,842	0.2%
*	PTC Inc.		1,521,557	142,737	0.2%
	SS&C Technologies Holdings Inc.	.	2,627,225	136,353	0.2%
*,^	VMware Inc. Class A		906,228	133,188	0.2%
1	Information Technology—Other †			9,179,574	13.7%
				12,409,719	18.6%
Materials
	Celanese Corp. Class A		1,774,362	197,061	0.3%
	Steel Dynamics Inc.		3,107,529	142,791	0.2%
	Materials—Other †			3,046,936	4.6%
				3,386,788	5.1%

[1,2]Other †				4,543	0.0%

Real Estate †				5,459,923	8.2%

Telecommunication Services
*	T-Mobile US Inc.		3,841,197	229,512	0.3%
	Telecommunication Services—Other †			367,013	0.6%
				596,525	0.9%

10

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Utilities
Atmos Energy Corp.		1,463,986	131,964	0.2%
Utilities—Other †			1,654,763	2.5%
			1,786,727	2.7%
Total Common Stocks (Cost $48,093,509)			66,134,264	99.0%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	2.122%	18,710,047	1,871,192	2.8%

6U.S. Government and Agency Obligations †			31,225	0.0%
Total Temporary Cash Investments (Cost $1,902,103)			1,902,417	2.8%[3]
Total Investments (Cost $49,995,612)			68,036,681	101.8%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			3,552
Receivables for Investment Securities Sold			314,725
Receivables for Accrued Income			75,981
Receivables for Capital Shares Issued			91,573
Variation Margin Receivable—Futures Contracts			195
Other Assets[7]			10,298
Total Other Assets			496,324	0.8%
Liabilities
Payables for Investment Securities Purchased			(270,507)
Collateral for Securities on Loan			(1,294,211)
Payables for Capital Shares Redeemed			(116,263)
Payables for Distributions			(20,231)
Payables to Vanguard			(21,866)
Variation Margin Payable—Futures Contracts			(777)
Unrealized Depreciation—Swap Contracts			(1,169)
Total Liabilities			(1,725,024)	(2.6%)
Net Assets			66,807,981	100.0%

At June 30, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				49,424,759
Overdistributed Net Investment Income				(23,775)
Accumulated Net Realized Losses				(621,884)
Unrealized Appreciation (Depreciation)
Investment Securities				18,041,069
Futures Contracts				(11,019)
Swap Contracts				(1,169)
Net Assets				66,807,981

11

Extended Market Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 16,598,691 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,485,101
Net Asset Value Per Share—Investor Shares	$89.47

ETF Shares—Net Assets
Applicable to 54,218,157 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,390,165
Net Asset Value Per Share—ETF Shares	$117.86

Admiral Shares—Net Assets
Applicable to 231,169,850 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,670,728
Net Asset Value Per Share—Admiral Shares	$89.42

Institutional Shares—Net Assets
Applicable to 163,067,611 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,580,445
Net Asset Value Per Share—Institutional Shares	$89.41

Institutional Plus Shares—Net Assets
Applicable to 40,852,795 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,014,554
Net Asset Value Per Share—Institutional Plus Shares	$220.66

Institutional Select Shares—Net Assets
Applicable to 102,080,851 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,666,988
Net Asset Value Per Share—Institutional Select Shares	$143.68

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,207,098,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are valued using significant unobservable inputs.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,294,211,000 of collateral received for securities on loan.
6 Securities with a value of $23,051,000 have been segregated as initial margin for open futures contracts.
7 Cash of $1,380,000 has been segregated as collateral for open over-the-counter swap contracts.

Extended Market Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2018	5,319	438,153	(6,084)
E-mini S&P Mid-Cap 400 Index	September 2018	973	190,329	(4,935)
				(11,019)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	7/11/18	GSCM	6,011	(2.485%)	(100)
Ambac Financial Group Inc.	7/11/18	GSCM	894	(2.734%)	(1)
SLM Corp.	8/9/18	GSCM	25,769	(2.446%)	(1,068)
					(1,169)
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	366,924
Interest[1]	5,659
Securities Lending—Net	35,205
Total Income	407,788
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,899
Management and Administrative—Investor Shares	1,333
Management and Administrative—ETF Shares	1,786
Management and Administrative—Admiral Shares	6,251
Management and Administrative—Institutional Shares	3,418
Management and Administrative—Institutional Plus Shares	2,020
Management and Administrative—Institutional Select Shares	862
Marketing and Distribution—Investor Shares	125
Marketing and Distribution—ETF Shares	167
Marketing and Distribution—Admiral Shares	610
Marketing and Distribution—Institutional Shares	154
Marketing and Distribution—Institutional Plus Shares	52
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	357
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—ETF Shares	123
Shareholders’ Reports—Admiral Shares	74
Shareholders’ Reports—Institutional Shares	70
Shareholders’ Reports—Institutional Plus Shares	46
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	22
Total Expenses	19,386
Net Investment Income	388,402
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,666,596
Futures Contracts	37,568
Swap Contracts	2,754
Realized Net Gain (Loss)	2,706,918
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	838,125
Futures Contracts	(14,353)
Swap Contracts	(1,517)
Change in Unrealized Appreciation (Depreciation)	822,255
Net Increase (Decrease) in Net Assets Resulting from Operations	3,917,575

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,398,000, ($123,000), and $251,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	388,402	789,984
Realized Net Gain (Loss)	2,706,918	1,935,143
Change in Unrealized Appreciation (Depreciation)	822,255	6,862,244
Net Increase (Decrease) in Net Assets Resulting from Operations	3,917,575	9,587,371
Distributions
Net Investment Income
Investor Shares	(8,029)	(20,133)
ETF Shares	(37,053)	(68,707)
Admiral Shares	(121,627)	(241,820)
Institutional Shares	(85,632)	(165,181)
Institutional Plus Shares	(57,537)	(172,181)
Institutional Select Shares	(88,066)	(117,295)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(397,944)	(785,317)
Capital Share Transactions
Investor Shares	(145,455)	(743,389)
ETF Shares	355,299	538,053
Admiral Shares	(111,922)	1,150,151
Institutional Shares	476,781	979,352
Institutional Plus Shares	(2,098,296)	(4,994,531)
Institutional Select Shares	1,666,391	5,864,391
Net Increase (Decrease) from Capital Share Transactions	142,798	2,794,027
Total Increase (Decrease)	3,662,429	11,596,081
Net Assets
Beginning of Period	63,145,552	51,549,471
End of Period[1]	66,807,981	63,145,552

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($23,775,000) and ($16,987,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$84.80	$72.76	$63.61	$66.63	$62.76	$45.86
Investment Operations
Net Investment Income	. 457[1]	.916[1]	.919	.795	.795	.602
Net Realized and Unrealized Gain (Loss)
on Investments	4.681	12.074	9.182	(3.050)	3.857	16.903
Total from Investment Operations	5.138	12.990	10.101	(2.255)	4.652	17.505
Distributions
Dividends from Net Investment Income	(. 468)	(. 950)	(. 951)	(.765)	(.782)	(. 605)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 468)	(. 950)	(. 951)	(.765)	(.782)	(. 605)
Net Asset Value, End of Period	$89.47	$84.80	$72.76	$63.61	$66.63	$62.76

Total Return[2]	6.08%	17.94%	15.99%	-3.39%	7.42%	38.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,485	$1,548	$2,021	$2,040	$2,341	$2,749
Ratio of Total Expenses to
Average Net Assets	0.20%	0.21%	0.21%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.18%	1.24%	1.48%	1.20%	1.27%	1.19%
Portfolio Turnover Rate [3]	12%	11%	12%	6%	9%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$111.72	$95.86	$83.80	$87.79	$82.71	$60.46
Investment Operations
Net Investment Income	. 686[1]	1.420[1]	1.324	1.171	1.178	.934
Net Realized and Unrealized Gain (Loss)
on Investments	6.148	15.835	12.107	(4.033)	5.061	22.256
Total from Investment Operations	6.834	17.255	13.431	(2.862)	6.239	23.190
Distributions
Dividends from Net Investment Income	(.694)	(1.395)	(1.371)	(1.128)	(1.159)	(.940)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.694)	(1.395)	(1.371)	(1.128)	(1.159)	(.940)
Net Asset Value, End of Period	$117.86	$111.72	$95.86	$83.80	$87.79	$82.71

Total Return	6.13%	18.10%	16.16%	-3.26%	7.55%	38.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,390	$5,711	$4,387	$4,272	$3,659	$3,105
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.30%	1.37%	1.61%	1.33%	1.40%	1.33%
Portfolio Turnover Rate[2]	12%	11%	12%	6%	9%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$84.76	$72.72	$63.58	$66.61	$62.75	$45.87
Investment Operations
Net Investment Income	. 513[1]	1.071[1]	1.005	.887	.895	.706
Net Realized and Unrealized Gain (Loss)
on Investments	4.673	12.026	9.175	(3.061)	3.845	16.884
Total from Investment Operations	5.186	13.097	10.180	(2.174)	4.740	17.590
Distributions
Dividends from Net Investment Income	(.526)	(1.057)	(1.040)	(.856)	(.880)	(.710)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.526)	(1.057)	(1.040)	(.856)	(.880)	(.710)
Net Asset Value, End of Period	$89.42	$84.76	$72.72	$63.58	$66.61	$62.75

Total Return[2]	6.14%	18.11%	16.13%	-3.27%	7.56%	38.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,671	$19,712	$15,830	$13,143	$12,852	$8,864
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.30%	1.37%	1.61%	1.33%	1.40%	1.33%
Portfolio Turnover Rate [3]	12%	11%	12%	6%	9%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$84.75	$72.72	$63.58	$66.60	$62.75	$45.86
Investment Operations
Net Investment Income	. 522[1]	1.085[1]	1.018	.899	.908	.715
Net Realized and Unrealized Gain (Loss)
on Investments	4.672	12.018	9.175	(3.050)	3.833	16.895
Total from Investment Operations	5.194	13.103	10.193	(2.151)	4.741	17.610
Distributions
Dividends from Net Investment Income	(.534)	(1.073)	(1.053)	(.869)	(.891)	(.720)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.534)	(1.073)	(1.053)	(.869)	(.891)	(.720)
Net Asset Value, End of Period	$89.41	$84.75	$72.72	$63.58	$66.60	$62.75

Total Return	6.15%	18.12%	16.15%	-3.24%	7.56%	38.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,580	$13,359	$10,554	$8,621	$8,567	$7,812
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.32%	1.39%	1.63%	1.35%	1.42%	1.35%
Portfolio Turnover Rate[2]	12%	11%	12%	6%	9%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$209.16	$179.47	$156.89	$164.36	$154.84	$113.18
Investment Operations
Net Investment Income	1.272[1]	2.611[1]	2.525	2.254	2.273	1.797
Net Realized and Unrealized Gain (Loss)
on Investments	11.554	29.741	22.668	(7.549)	9.481	41.671
Total from Investment Operations	12.826	32.352	25.193	(5.295)	11.754	43.468
Distributions
Dividends from Net Investment Income	(1.326)	(2.662)	(2.613)	(2.175)	(2.234)	(1.808)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.326)	(2.662)	(2.613)	(2.175)	(2.234)	(1.808)
Net Asset Value, End of Period	$220.66	$209.16	$179.47	$156.89	$164.36	$154.84

Total Return	6.16%	18.13%	16.18%	-3.23%	7.60%	38.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,015	$10,565	$13,530	$14,526	$13,634	$11,347
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.40%	1.64%	1.37%	1.44%	1.37%
Portfolio Turnover Rate[2]	12%	11%	12%	6%	9%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Select Shares
	Six months	Year	June 27,
	Ended	Ended	2016[1] to
	June 30,	Dec. 31,	Dec.31,
For a Share Outstanding Throughout Each Period	2018	2017	2016
Net Asset Value, Beginning of Period	$136.19	$116.85	$98.43
Investment Operations
Net Investment Income	. 864 [2]	1.891[2]	1.050
Net Realized and Unrealized Gain (Loss) on Investments	7.513	19.221	18.428
Total from Investment Operations	8.377	21.112	19.478
Distributions
Dividends from Net Investment Income	(.887)	(1.772)	(1.058)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.887)	(1.772)	(1.058)
Net Asset Value, End of Period	$143.68	$136.19	$116.85

Total Return	6.18%	18.17%	19.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,667	$12,250	$5,227
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.36%	1.43%	1.88%[3]
Portfolio Turnover Rate [4]	12%	11%	12%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Extended Market Index Fund

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2018, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Extended Market Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

Extended Market Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $3,552,000, representing 0.01% of the fund’s net assets and 1.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Extended Market Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	66,129,721	32	4,511
Temporary Cash Investments	1,871,192	31,225	—
Futures Contracts—Assets[1]	195	—	—
Futures Contracts—Liabilities[1]	(777)	—	—
Swap Contracts—Liabilities	—	(1,169)	—
Total	68,000,331	30,088	4,511
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $2,158,085,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $1,163,440,000 to offset future net capital gains. Of this amount, $24,584,000 is subject to expiration on December 31, 2018. Capital losses of $1,138,856,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $50,001,542,000. Net unrealized appreciation of investment securities for tax purposes was $18,035,139,000, consisting of unrealized gains of $21,000,934,000 on securities that had risen in value since their purchase and $2,965,795,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $7,874,692,000 of investment securities and sold $7,746,883,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,438,305,000 and $4,014,178,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	109,085	1,248	266,370	3,456
Issued in Lieu of Cash Distributions	7,718	89	19,488	246
Redeemed	(262,258)	(2,996)	(1,029,247)	(13,226)
Net Increase (Decrease)—Investor Shares	(145,455)	(1,659)	(743,389)	(9,524)
ETF Shares
Issued	3,593,614	30,697	5,995,825	58,557
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,238,315)	(27,600)	(5,457,772)	(53,200)
Net Increase (Decrease)—ETF Shares	355,299	3,097	538,053	5,357
Admiral Shares
Issued	1,579,158	18,146	3,704,285	47,499
Issued in Lieu of Cash Distributions	104,973	1,216	210,320	2,638
Redeemed	(1,796,053)	(20,755)	(2,764,454)	(35,246)
Net Increase (Decrease)—Admiral Shares	(111,922)	(1,393)	1,150,151	14,891
Institutional Shares
Issued	1,817,684	20,939	3,498,857	44,798
Issued in Lieu of Cash Distributions	81,688	946	156,685	1,966
Redeemed	(1,422,591)	(16,441)	(2,676,190)	(34,267)
Net Increase (Decrease)—Institutional Shares	476,781	5,444	979,352	12,497
Institutional Plus Shares
Issued	2,825,505	13,329	4,070,964	21,239
Issued in Lieu of Cash Distributions	55,000	259	167,460	859
Redeemed	(4,978,801)	(23,246)	(9,232,955)	(46,977)
Net Increase (Decrease)—Institutional Plus Shares	(2,098,296)	(9,658)	(4,994,531)	(24,879)
Institutional Select Shares
Issued	2,026,434	14,728	6,309,970	48,778
Issued in Lieu of Cash Distributions	88,066	635	117,295	904
Redeemed	(448,109)	(3,229)	(562,874)	(4,468)
Net Increase (Decrease)—Institutional Select Shares	1,666,391	12,134	5,864,391	45,214

G. Management has determined that no events or transactions occurred subsequent to
June 30, 2018, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VIMSX	VO	VIMAX	VMCIX	VMCPX
Expense Ratio[1]	0.17%	0.05%	0.05%	0.04%	0.03%
30-Day SEC Yield	1.39%	1.51%	1.51%	1.52%	1.53%

Portfolio Characteristics
			DJ
		CRSP US	U.S. Total
		Mid Cap	Market
	Fund	Index	FA Index
Number of Stocks	362	356	3,779
Median Market Cap	$15.0B	$15.0B	$64.0B
Price/Earnings Ratio	21.3x	21.3x	20.7x
Price/Book Ratio	2.7x	2.7x	3.0x
Return on Equity	12.2%	12.2%	15.0%
Earnings Growth Rate	9.2%	9.2%	8.3%
Dividend Yield	1.5%	1.5%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	16%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Mid Cap	Market
	Fund	Index	FA Index
Basic Materials	3.9%	3.9%	2.5%
Consumer Goods	10.5	10.5	8.1
Consumer Services	10.0	10.0	13.3
Financials	21.6	21.6	19.9
Health Care	8.6	8.6	12.6
Industrials	17.7	17.7	12.7
Oil & Gas	6.9	6.9	6.1
Technology	15.3	15.3	20.1
Telecommunications	0.6	0.6	1.8
Utilities	4.9	4.9	2.9

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Mid Cap	Market
	Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	0.99
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Edwards Lifesciences
Corp.	Medical Supplies	0.7%
ServiceNow Inc.	Computer Services	0.7
Fiserv Inc.	Financial
	Administration	0.7
Twitter Inc.	Internet	0.7
Autodesk Inc.	Software	0.7
ONEOK Inc.	Pipelines	0.7
Roper Technologies Inc.	Electronic Equipment	0.7
Moody's Corp.	Specialty Finance	0.7
Amphenol Corp.	Electrical
	Components &
	Equipment	0.6
Align Technology Inc.	Medical Supplies	0.6
Top Ten		6.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for
Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares.

Mid-Cap Index Fund

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	11.97%	12.16%	9.95%
ETF Shares	1/26/2004
Market Price		12.16	12.30	10.10
Net Asset Value		12.09	12.30	10.09
Admiral Shares	11/12/2001	12.09	12.30	10.09
Institutional Shares	5/21/1998	12.10	12.31	10.11
Institutional Plus Shares	12/15/2010	12.11	12.33	12.33[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (3.8%)
	Freeport-McMoRan Inc.	32,441,541	559,941
	Newmont Mining Corp.	12,578,000	474,316
	Celanese Corp. Class A	3,205,842	356,041
	Eastman Chemical Co.	3,025,457	302,425
	FMC Corp.	3,167,393	282,563
	Albemarle Corp.	2,608,139	246,026
	CF Industries Holdings
	Inc.	5,494,928	243,975
	International Flavors &
	Fragrances Inc.	1,858,664	230,400
	Mosaic Co.	8,167,863	229,108
	Avery Dennison Corp.	2,072,842	211,637
*	Axalta Coating
	Systems Ltd.	5,197,990	157,551
	Reliance Steel &
	Aluminum Co.	1,618,136	141,652
	Steel Dynamics Inc.	2,633,682	121,018
*	Alcoa Corp.	2,195,188	102,910
	Westlake Chemical Corp.	915,475	98,533
			3,758,096
Consumer Goods (10.5%)
	Dr Pepper Snapple
	Group Inc.	4,246,710	518,099
	Clorox Co.	3,053,521	412,989
	Lennar Corp. Class A	6,908,987	362,722
	DR Horton Inc.	8,464,709	347,053
	McCormick & Co. Inc.	2,860,261	332,048
	Conagra Brands Inc.	9,283,293	331,692
*	Mohawk Industries Inc.	1,493,069	319,920
*	Take-Two Interactive
	Software Inc.	2,693,277	318,776
	Tapestry Inc.	6,791,250	317,219
	Church & Dwight Co.
	Inc.	5,770,251	306,746
	Genuine Parts Co.	3,291,576	302,134

	Molson Coors Brewing
	Co. Class B	4,383,808	298,274
*	Lululemon Athletica Inc.	2,371,708	296,108
	Lear Corp.	1,561,678	290,175
	Aptiv plc	3,117,272	285,636
	JM Smucker Co.	2,545,578	273,599
	PVH Corp.	1,814,472	271,663
	Newell Brands Inc.	10,295,504	265,521
	Hasbro Inc.	2,653,294	244,926
	Tyson Foods Inc.
	Class A	3,503,761	241,234
*	NVR Inc.	81,018	240,652
	Lamb Weston
	Holdings Inc.	3,443,324	235,902
	Hormel Foods Corp.	6,234,451	231,984
	Bunge Ltd.	3,318,818	231,355
*	Michael Kors Holdings
	Ltd.	3,404,301	226,726
	Whirlpool Corp.	1,519,365	222,177
*	LKQ Corp.	6,928,125	221,007
	Snap-on Inc.	1,332,648	214,183
	BorgWarner Inc.	4,947,301	213,525
	Hanesbrands Inc.	8,485,650	186,854
	Campbell Soup Co.	4,601,358	186,539
	PulteGroup Inc.	6,050,913	173,964
	Polaris Industries Inc.	1,412,521	172,582
	Harley-Davidson Inc.	3,919,214	164,920
	Ralph Lauren Corp.
	Class A	1,310,945	164,812
	Jefferies Financial
	Group Inc.	6,896,522	156,827
	Coty Inc. Class A	10,603,679	149,512
*	WABCO Holdings Inc.	1,262,096	147,690
*,^	Under Armour Inc.
	Class A	4,378,095	98,420
*,^	Under Armour Inc.	4,488,940	94,627
	Ingredion Inc.	850,491	94,149

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Goodyear Tire &
	Rubber Co.	2,823,639	65,762
*	Pilgrim’s Pride Corp.	587,434	11,825
	Lennar Corp. Class B	212,981	9,092
	Mattel Inc.	7,976	131
			10,251,751
Consumer Services (10.0%)
*	Dollar Tree Inc.	5,606,405	476,544
	Best Buy Co. Inc.	5,649,525	421,342
	Royal Caribbean
	Cruises Ltd.	3,993,753	413,753
	Wynn Resorts Ltd.	2,303,410	385,453
	Ross Stores Inc.	4,464,919	378,402
	Tiffany & Co.	2,783,212	366,271
	Expedia Group Inc.	2,915,260	350,385
	MGM Resorts
	International	11,815,272	342,997
*	Ulta Beauty Inc.	1,355,326	316,414
	Darden Restaurants Inc.	2,918,903	312,498
*	CarMax Inc.	4,200,025	306,056
	Kohl’s Corp.	3,961,467	288,791
	Macy’s Inc.	7,214,679	270,045
	Nielsen Holdings plc	8,388,036	259,442
*	Chipotle Mexican Grill
	Inc. Class A	589,126	254,131
	Viacom Inc. Class B	8,303,137	250,423
*	Norwegian Cruise Line
	Holdings Ltd.	4,761,671	224,989
	Advance Auto Parts Inc.	1,656,065	224,728
*	Qurate Retail Group Inc.
	QVC Group Class A	10,369,730	220,046
	Tractor Supply Co.	2,874,080	219,838
	Aramark	5,797,611	215,091
	Interpublic Group of
	Cos. Inc.	9,098,786	213,276
*	AutoZone Inc.	316,712	212,492
	Gap Inc.	6,417,293	207,856
	L Brands Inc.	5,580,345	205,803
*	Discovery
	Communications Inc.	7,953,590	202,817
*	United Continental
	Holdings Inc.	2,775,237	193,517
	FactSet Research
	Systems Inc.	915,396	181,340
	News Corp. Class A	11,521,971	178,591
*	Liberty Media Corp-
	Liberty SiriusXM
	Class C	3,905,598	177,158
	Alaska Air Group Inc.	2,902,372	175,274
	AmerisourceBergen
	Corp. Class A	1,940,880	165,499
	Nordstrom Inc.	2,765,826	143,214

	Domino’s Pizza Inc.	497,840	140,475
	Wyndham Hotels &
	Resorts Inc.	2,349,569	138,225
*	Copart Inc.	2,317,133	131,057
*,^	Discovery
	Communications Inc.
	Class A	3,771,499	103,716
*	Liberty Media Corp-
	Liberty SiriusXM
	Class A	2,062,393	92,911
*	DISH Network Corp.
	Class A	2,556,167	85,913
	Hyatt Hotels Corp.
	Class A	984,899	75,985
*	TripAdvisor Inc.	1,246,994	69,470
	Rollins Inc.	1,153,749	60,664
	Wyndham
	Destinations Inc.	1,174,808	52,009
^	Altice USA Inc. Class A	2,908,245	49,615
^	Viacom Inc. Class A	241,251	8,552
	News Corp. Class B	356,118	5,644
			9,768,712
Financials (21.6%)
	Moody’s Corp.	3,845,702	655,923
	Digital Realty Trust Inc.	4,851,593	541,341
	M&T Bank Corp.	3,080,978	524,228
	KeyCorp	25,030,460	489,095
	Willis Towers
	Watson plc	3,108,343	471,225
	Regions Financial Corp.	26,477,929	470,778
*	SBA Communications
	Corp. Class A	2,714,943	448,291
	Citizens Financial
	Group Inc.	11,428,613	444,573
*	IHS Markit Ltd.	8,485,095	437,746
	Hartford Financial
	Services Group Inc.	8,445,531	431,820
	Huntington
	Bancshares Inc.	25,986,603	383,562
*	E*TRADE Financial
	Corp.	6,223,335	380,619
	Essex Property
	Trust Inc.	1,557,575	372,370
	First Republic Bank	3,811,952	368,959
	Comerica Inc.	4,053,958	368,586
	Host Hotels & Resorts
	Inc.	17,476,683	368,234
*	CBRE Group Inc.
	Class A	7,599,030	362,778
*	SVB Financial Group	1,248,446	360,501
	Realty Income Corp.	6,696,404	360,200

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Principal Financial
	Group Inc.	6,755,184	357,687
	Equifax Inc.	2,836,008	354,813
	MSCI Inc. Class A	2,116,344	350,107
	XL Group Ltd.	6,081,754	340,274
*	Markel Corp.	311,118	337,361
	Lincoln National Corp.	5,158,744	321,132
	Loews Corp.	6,404,696	309,219
	Alexandria Real Estate
	Equities Inc.	2,424,854	305,944
	Vornado Realty Trust	4,037,630	298,462
	HCP Inc.	11,086,572	286,255
	Extra Space Storage Inc.	2,825,006	281,964
	Annaly Capital
	Management Inc.	27,355,182	281,485
	Arthur J Gallagher & Co.	4,291,925	280,177
	AvalonBay
	Communities Inc.	1,627,174	279,695
	Raymond James
	Financial Inc.	3,098,591	276,859
	Cboe Global
	Markets Inc.	2,648,798	275,660
	Mid-America Apartment
	Communities Inc.	2,679,428	269,738
	Ally Financial Inc.	10,126,235	266,016
	Invesco Ltd.	9,672,045	256,890
	Nasdaq Inc.	2,752,064	251,181
	Cincinnati Financial Corp.	3,671,873	245,501
	Duke Realty Corp.	8,425,078	244,580
	Zions Bancorporation	4,641,463	244,559
*	Arch Capital Group Ltd.	9,111,882	241,100
	UDR Inc.	6,301,214	236,548
	Iron Mountain Inc.	6,744,626	236,129
	FNF Group	6,103,160	229,601
	Regency Centers Corp.	3,590,278	222,885
	Everest Re Group Ltd.	964,962	222,404
	Western Union Co.	10,848,736	220,555
	Federal Realty
	Investment Trust	1,724,160	218,192
	SEI Investments Co.	3,350,142	209,451
	SL Green Realty Corp.	2,082,570	209,361
	Reinsurance Group of
	America Inc. Class A	1,519,322	202,799
	Camden Property Trust	2,184,560	199,079
	Alleghany Corp.	342,019	196,651
	Torchmark Corp.	2,406,870	195,943
	Unum Group	5,208,443	192,660
*	Liberty Broadband Corp.	2,517,918	190,657
	Affiliated Managers
	Group Inc.	1,279,016	190,151
	Macerich Co.	3,319,957	188,673
	Voya Financial Inc.	3,975,643	186,855

	AGNC Investment Corp.	9,921,005	184,432
*	Black Knight Inc.	3,342,279	178,979
	Jones Lang LaSalle Inc.	1,071,163	177,802
	VEREIT Inc.	22,799,849	169,631
*	Athene Holding Ltd.
	Class A	3,759,354	164,810
	Kimco Realty Corp.	9,504,794	161,486
	WR Berkley Corp.	2,148,742	155,590
	Invitation Homes Inc.	6,739,164	155,405
	Lazard Ltd. Class A	3,055,632	149,451
	People’s United
	Financial Inc.	8,191,564	148,185
	CIT Group Inc.	2,730,668	137,653
	New York Community
	Bancorp Inc.	10,969,963	121,108
*	Brighthouse
	Financial Inc.	2,827,870	113,313
*,^	AXA Equitable
	Holdings Inc.	3,962,108	81,659
*	Liberty Broadband Corp.
	Class A	585,828	44,312
	Brixmor Property
	Group Inc.	7,050	123
			21,090,021
Health Care (8.6%)
*	Edwards Lifesciences
	Corp.	4,969,167	723,362
*	Align Technology Inc.	1,794,658	614,024
*	Centene Corp.	4,595,594	566,223
*	IDEXX Laboratories Inc.	2,048,334	446,414
*	Laboratory Corp. of
	America Holdings	2,408,830	432,457
*	IQVIA Holdings Inc.	4,073,107	406,578
*	ABIOMED Inc.	993,661	406,457
*	BioMarin
	Pharmaceutical Inc.	4,161,045	391,970
	Quest Diagnostics Inc.	3,198,126	351,602
	ResMed Inc.	3,361,078	348,141
*	Waters Corp.	1,752,540	339,274
	Teleflex Inc.	1,074,613	288,222
*	Incyte Corp.	4,242,537	284,250
	Cooper Cos. Inc.	1,154,330	271,787
*	Henry Schein Inc.	3,634,745	264,028
*	Hologic Inc.	6,428,732	255,542
*	Varian Medical
	Systems Inc.	2,154,638	245,025
	Dentsply Sirona Inc.	5,355,577	234,414
*	Jazz Pharmaceuticals
	plc	1,342,094	231,243
	Universal Health
	Services Inc. Class B	2,051,911	228,665
*	DaVita Inc.	3,082,003	214,014

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Perrigo Co. plc	2,934,443	213,950
*	Alnylam
	Pharmaceuticals Inc.	2,130,265	209,810
*	Nektar Therapeutics
	Class A	4,040,290	197,287
*	Alkermes plc	3,650,740	150,265
*	Seattle Genetics Inc.	1,210,879	80,390
			8,395,394
Industrials (17.6%)
*	Fiserv Inc.	9,651,445	715,076
	Roper Technologies Inc.	2,432,576	671,172
	Amphenol Corp. Class A	7,098,066	618,596
*	Worldpay Inc. Class A	7,010,580	573,325
	Rockwell Collins Inc.	3,869,243	521,110
	Waste Connections Inc.	6,213,212	467,731
*	FleetCor Technologies
	Inc.	2,112,999	445,103
	Global Payments Inc.	3,762,707	419,504
	Vulcan Materials Co.	3,117,361	402,327
*	Verisk Analytics Inc.
	Class A	3,701,423	398,421
	AMETEK Inc.	5,453,009	393,489
	TransDigm Group Inc.	1,112,737	384,050
	Cintas Corp.	2,013,498	372,638
	Textron Inc.	5,426,275	357,646
	L3 Technologies Inc.	1,851,631	356,106
*	CoStar Group Inc.	857,959	354,020
*	Mettler-Toledo
	International Inc.	597,929	345,980
	WW Grainger Inc.	1,121,439	345,852
	WestRock Co.	6,048,712	344,898
	Martin Marietta
	Materials Inc.	1,482,300	331,042
	Total System
	Services Inc.	3,863,551	326,547
	Fastenal Co.	6,783,992	326,513
	Broadridge Financial
	Solutions Inc.	2,780,911	320,083
	Expeditors International
	of Washington Inc.	4,119,544	301,139
	Ball Corp.	8,223,544	292,347
*	United Rentals Inc.	1,968,474	290,586
	Xylem Inc.	4,244,819	286,016
*	XPO Logistics Inc.	2,844,462	284,958
	CH Robinson
	Worldwide Inc.	3,283,090	274,663
	Masco Corp.	7,311,240	273,587
	Dover Corp.	3,642,186	266,608
	Alliance Data Systems
	Corp.	1,108,812	258,575
	Kansas City Southern	2,415,955	255,995

	JB Hunt Transport
	Services Inc.	2,067,525	251,308
	Packaging Corp.
	of America	2,226,490	248,899
	Huntington Ingalls
	Industries Inc.	1,047,857	227,165
*	First Data Corp.
	Class A	10,852,882	227,151
	Jacobs Engineering
	Group Inc.	3,347,931	212,560
	Wabtec Corp.	2,040,416	201,144
*	Trimble Inc.	5,868,488	192,721
*	Sensata Technologies
	Holding plc	4,036,246	192,045
	Fortune Brands Home
	& Security Inc.	3,436,276	184,494
*	IPG Photonics Corp.	821,832	181,321
	Robert Half
	International Inc.	2,764,077	179,941
	Arconic Inc.	10,232,223	174,050
	Owens Corning	2,606,760	165,190
	Fluor Corp.	3,310,383	161,480
	Sealed Air Corp.	3,795,130	161,103
	Pentair plc	3,780,439	159,081
	TransUnion	2,169,575	155,428
*	Arrow Electronics Inc.	2,063,533	155,343
*	Crown Holdings Inc.	3,162,487	141,553
	Hubbell Inc. Class B	1,291,889	136,604
	ManpowerGroup Inc.	1,550,118	133,403
	Allison Transmission
	Holdings Inc.	3,074,018	124,467
	Old Dominion Freight
	Line Inc.	824,326	122,792
	Xerox Corp.	5,098,538	122,365
	AO Smith Corp.	1,719,047	101,682
	Cognex Corp.	1,934,404	86,294
	FLIR Systems Inc.	1,615,535	83,959
*	Stericycle Inc.	1,007,574	65,784
	Flowserve Corp.	1,540,367	62,231
	Acuity Brands Inc.	483,699	56,046
^	ADT Inc.	2,650,687	22,928
*	nVent Electric plc	3,696	93
	Macquarie
	Infrastructure Corp.	1,856	78
			17,266,406
Oil & Gas (6.9%)
	ONEOK Inc.	9,689,598	676,625
	Devon Energy Corp.	11,723,151	515,350
*	Concho Resources Inc.	3,514,459	486,225
	Hess Corp.	6,714,057	449,103
	Andeavor	3,384,198	443,939

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Apache Corp.	9,010,702	421,250
	Marathon Oil Corp.	20,089,951	419,076
	Noble Energy Inc.	11,423,898	403,035
	National Oilwell
	Varco Inc.	9,006,088	390,864
	EQT Corp.	6,251,445	344,955
*	Cheniere Energy Inc.	4,965,889	323,726
	Diamondback
	Energy Inc.	2,325,095	305,913
	HollyFrontier Corp.	4,160,975	284,735
	Cabot Oil & Gas Corp.	10,631,680	253,034
	Cimarex Energy Co.	2,247,079	228,618
	OGE Energy Corp.	4,703,029	165,594
	Baker Hughes a GE Co.	4,912,737	162,268
*	Continental
	Resources Inc.	2,213,597	143,353
	Targa Resources Corp.	2,455,036	121,500
*	Antero Resources Corp.	5,599,214	119,543
	Helmerich & Payne Inc.	1,217,821	77,648
*	Apergy Corp.	1,797	75
			6,736,429
Technology (15.3%)
*	ServiceNow Inc.	4,165,210	718,374
*	Twitter Inc.	15,963,965	697,146
*	Autodesk Inc.	5,165,704	677,172
*	Red Hat Inc.	4,188,552	562,816
	Western Digital Corp.	6,701,233	518,742
	Microchip Technology
	Inc.	5,540,661	503,923
	NetApp Inc.	6,316,662	496,047
	Motorola Solutions Inc.	3,824,041	445,004
*	Cerner Corp.	7,435,522	444,570
*	Palo Alto Networks Inc.	2,057,249	422,703
*	Workday Inc. Class A	3,447,314	417,539
	Skyworks Solutions Inc.	4,292,346	414,855
	Harris Corp.	2,799,259	404,605
*	Square Inc.	6,492,221	400,180
*	Dell Technologies Inc.
	Class V	4,699,396	397,475
	Xilinx Inc.	5,974,743	389,912
	Maxim Integrated
	Products Inc.	6,593,450	386,772
	KLA-Tencor Corp.	3,674,959	376,794
*	VeriSign Inc.	2,613,327	359,123
*	ANSYS Inc.	1,981,783	345,187
	Seagate Technology plc	6,083,381	343,529
*	Splunk Inc.	3,413,792	338,341
*,^	Advanced Micro
	Devices Inc.	21,683,578	325,037

*	Citrix Systems Inc.	3,031,670	317,840
*	Arista Networks Inc.	1,227,523	316,075
	Symantec Corp.	14,635,298	302,219
*	Synopsys Inc.	3,502,040	299,670
*	Cadence Design
	Systems Inc.	6,638,043	287,494
*	IAC/InterActiveCorp	1,837,238	280,160
*	Akamai Technologies
	Inc.	3,816,879	279,510
*	Gartner Inc.	2,040,985	271,247
	CA Inc.	7,357,546	262,297
*	F5 Networks Inc.	1,439,084	248,170
*	Qorvo Inc.	2,978,484	238,785
	Juniper Networks Inc.	8,222,706	225,467
	Marvell Technology
	Group Ltd.	10,001,412	214,430
	CDK Global Inc.	3,099,059	201,594
	Garmin Ltd.	2,662,992	162,442
	CDW Corp.	1,791,909	144,768
	LogMeIn Inc.	1,229,436	126,939
	SS&C Technologies
	Holdings Inc.	2,378,003	123,418
*	GoDaddy Inc. Class A	1,660,779	117,251
*,^	Snap Inc.	6,104,775	79,911
*	Dropbox Inc. Class A	1,302,400	42,224
*,^	Match Group Inc.	590,507	22,876
	Lam Research Corp.	918	159
			14,950,792
Telecommunications (0.6%)
	CenturyLink Inc.	22,892,658	426,719
*	Zayo Group Holdings
	Inc.	4,974,983	181,487
			608,206
Utilities (4.8%)
	WEC Energy Group Inc.	7,446,712	481,430
	DTE Energy Co.	4,273,238	442,836
	Eversource Energy	7,476,141	438,177
	FirstEnergy Corp.	11,246,296	403,855
	American Water Works
	Co. Inc.	4,198,235	358,445
	Ameren Corp.	5,712,512	347,606
	Entergy Corp.	4,257,809	343,988
	CMS Energy Corp.	6,652,653	314,537
	CenterPoint Energy Inc.	10,177,543	282,020
	Alliant Energy Corp.	5,450,694	230,673
	NiSource Inc.	8,540,772	224,451
	Pinnacle West Capital
	Corp.	2,635,688	212,331
	AES Corp.	15,574,030	208,848

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Evergy Inc.	3,194,171	179,353
*	Vistra Energy Corp.	4,916,000	116,313
	Avangrid Inc.	1,455,247	77,026
	SCANA Corp.	1,598,725	61,583
			4,723,472
Total Common Stocks
(Cost $68,419,139)			97,549,279
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market
	Liquidity Fund, 2.122%	4,254,028	425,446

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill,
	1.916%, 9/6/18	10,000	9,965
4	United States Treasury Bill,
	1.918%–1.954%, 10/4/18	2,000	1,990
4	United States Treasury Bill,
	1.975%, 10/18/18	500	497
4	United States Treasury Bill,
	2.022%–2.035%, 11/15/18	8,000	7,940
			20,392
Total Temporary Cash Investments
(Cost $445,774)			445,838
Total Investments (100.1%)
(Cost $68,864,913)			97,995,117

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	5,145
Receivables for Accrued Income	94,687
Receivables for Capital Shares Issued	80,640
Variation Margin Receivable—
Futures Contracts	296
Total Other Assets	180,768
Liabilities
Payables for Investment Securities
Purchased	(408)
Collateral for Securities on Loan	(183,292)
Payables for Capital Shares Redeemed	(102,530)
Payables to Vanguard	(29,151)
Other Liabilities	(3,696)
Total Liabilities	(319,077)
Net Assets (100%)	97,856,808

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	72,578,260
Overdistributed Net Investment Income	(15,099)
Accumulated Net Realized Losses	(3,829,486)
Unrealized Appreciation (Depreciation)
Investment Securities	29,130,204
Futures Contracts	(7,071)
Net Assets	97,856,808

Mid-Cap Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 88,197,565 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,794,745
Net Asset Value Per Share—
Investor Shares	$43.03

ETF Shares—Net Assets
Applicable to 147,192,975 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	23,193,645
Net Asset Value Per Share—
ETF Shares	$157.57

Admiral Shares—Net Assets
Applicable to 200,298,161 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	39,092,802
Net Asset Value Per Share—
Admiral Shares	$195.17

Institutional Shares—Net Assets
Applicable to 434,422,788 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	18,730,009
Net Asset Value Per Share—
Institutional Shares	$43.11

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 61,352,306 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	13,045,607
Net Asset Value Per Share—Institutional Plus
Shares	$212.63

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $173,524,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $183,292,000 of collateral received for securities on loan.
4 Securities with a value of $13,030,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2018	1,000	195,610	(5,073)
E-mini S&P 500 Index	September 2018	913	124,241	(1,998)
				(7,071)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	692,175
Interest[1]	2,519
Securities Lending—Net	2,021
Total Income	696,715
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,260
Management and Administrative—Investor Shares	2,871
Management and Administrative—ETF Shares	4,072
Management and Administrative—Admiral Shares	7,072
Management and Administrative—Institutional Shares	2,932
Management and Administrative—Institutional Plus Shares	1,485
Marketing and Distribution—Investor Shares	317
Marketing and Distribution—ETF Shares	485
Marketing and Distribution—Admiral Shares	1,304
Marketing and Distribution—Institutional Shares	191
Marketing and Distribution—Institutional Plus Shares	44
Custodian Fees	239
Shareholders’ Reports—Investor Shares	42
Shareholders’ Reports—ETF Shares	458
Shareholders’ Reports—Admiral Shares	173
Shareholders’ Reports—Institutional Shares	79
Shareholders’ Reports—Institutional Plus Shares	39
Trustees’ Fees and Expenses	33
Total Expenses	24,096
Net Investment Income	672,619
Realized Net Gain (Loss)
Investment Securities Sold[1]	408,134
Futures Contracts	14,853
Realized Net Gain (Loss)	422,987
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,355,464
Futures Contracts	(8,417)
Change in Unrealized Appreciation (Depreciation)	1,347,047
Net Increase (Decrease) in Net Assets Resulting from Operations	2,442,653

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $2,394,000, $4,000, and $41,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	672,619	1,266,266
Realized Net Gain (Loss)	422,987	2,275,996
Change in Unrealized Appreciation (Depreciation)	1,347,047	11,581,925
Net Increase (Decrease) in Net Assets Resulting from Operations	2,442,653	15,124,187
Distributions
Net Investment Income
Investor Shares	(24,275)	(54,622)
ETF Shares	(157,025)	(288,923)
Admiral Shares	(265,218)	(499,540)
Institutional Shares	(128,175)	(242,458)
Institutional Plus Shares	(89,590)	(178,715)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(664,283)	(1,264,258)
Capital Share Transactions
Investor Shares	(326,812)	(763,377)
ETF Shares	847,502	2,280,229
Admiral Shares	606,377	2,452,659
Institutional Shares	155,834	1,040,948
Institutional Plus Shares	62,871	(627,501)
Net Increase (Decrease) from Capital Share Transactions	1,345,772	4,382,958
Total Increase (Decrease)	3,124,142	18,242,887
Net Assets
Beginning of Period	94,732,666	76,489,779
End of Period[1]	97,856,808	94,732,666
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($15,099,000) and ($23,435,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$42.23	$35.92	$32.79	$33.72	$30.02	$22.47
Investment Operations
Net Investment Income	. 271[1]	.520[1]	.472	.444	.387	.299
Net Realized and Unrealized Gain (Loss)
on Investments	.797	6.313	3.138	(.939)	3.697	7.560
Total from Investment Operations	1.068	6.833	3.610	(.495)	4.084	7.859
Distributions
Dividends from Net Investment Income	(. 268)	(. 523)	(. 480)	(. 435)	(. 384)	(. 309)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 268)	(. 523)	(. 480)	(. 435)	(. 384)	(. 309)
Net Asset Value, End of Period	$43.03	$42.23	$35.92	$32.79	$33.72	$30.02

Total Return[2]	2.52%	19.12%	11.07%	-1.46%	13.60%	35.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,795	$4,047	$4,138	$4,140	$4,607	$4,797
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.18%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.34%	1.42%	1.35%	1.30%	1.16%
Portfolio Turnover Rate [3]	16%	14%	15%	15%	11%	32%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$154.65	$131.55	$120.07	$123.50	$109.96	$82.33
Investment Operations
Net Investment Income	1.095[1]	2.112[1]	1.877	1.793	1.609	1.255
Net Realized and Unrealized Gain (Loss)
on Investments	2.901	23.076	11.510	(3.457)	13.524	27.668
Total from Investment Operations	3.996	25.188	13.387	(1.664)	15.133	28.923
Distributions
Dividends from Net Investment Income	(1.076)	(2.088)	(1.907)	(1.766)	(1.593)	(1.293)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.076)	(2.088)	(1.907)	(1.766)	(1.593)	(1.293)
Net Asset Value, End of Period	$157.57	$154.65	$131.55	$120.07	$123.50	$109.96

Total Return	2.59%	19.25%	11.23%	-1.34%	13.76%	35.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,194	$21,937	$16,544	$12,984	$9,879	$6,728
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.45%	1.46%	1.54%	1.47%	1.44%	1.31%
Portfolio Turnover Rate[2]	16%	14%	15%	15%	11%	32%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$191.55	$162.94	$148.72	$152.97	$136.19	$101.97
Investment Operations
Net Investment Income	1.352[1]	2.606[1]	2.325	2.214	1.987	1.550
Net Realized and Unrealized Gain (Loss)
on Investments	3.601	28.591	14.257	(4.284)	16.759	34.269
Total from Investment Operations	4.953	31.197	16.582	(2.070)	18.746	35.819
Distributions
Dividends from Net Investment Income	(1.333)	(2.587)	(2.362)	(2.180)	(1.966)	(1.599)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.333)	(2.587)	(2.362)	(2.180)	(1.966)	(1.599)
Net Asset Value, End of Period	$195.17	$191.55	$162.94	$148.72	$152.97	$136.19

Total Return[2]	2.58%	19.25%	11.22%	-1.34%	13.76%	35.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,093	$37,778	$29,854	$25,061	$22,125	$10,251
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.45%	1.46%	1.54%	1.47%	1.44%	1.31%
Portfolio Turnover Rate [3]	16%	14%	15%	15%	11%	32%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$42.32	$35.99	$32.85	$33.79	$30.08	$22.52
Investment Operations
Net Investment Income	. 301[1]	.580[1]	.516	.492	.442	. 344
Net Realized and Unrealized Gain (Loss)
on Investments	.786	6.325	3.148	(.947)	3.704	7.571
Total from Investment Operations	1.087	6.905	3.664	(.455)	4.146	7.915
Distributions
Dividends from Net Investment Income	(. 297)	(. 575)	(. 524)	(. 485)	(. 436)	(. 355)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 297)	(. 575)	(. 524)	(. 485)	(. 436)	(. 355)
Net Asset Value, End of Period	$43.11	$42.32	$35.99	$32.85	$33.79	$30.08

Total Return	2.56%	19.29%	11.23%	-1.33%	13.78%	35.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,730	$18,222	$14,540	$12,278	$11,172	$9,368
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.46%	1.47%	1.55%	1.48%	1.45%	1.32%
Portfolio Turnover Rate[2]	16%	14%	15%	15%	11%	32%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$208.69	$177.51	$162.03	$166.65	$148.37	$111.08
Investment Operations
Net Investment Income	1.491[1]	2.856[1]	2.564	2.461	2.210	1.726
Net Realized and Unrealized Gain (Loss)
on Investments	3.922	31.179	15.524	(4.657)	18.256	37.343
Total from Investment Operations	5.413	34.035	18.088	(2.196)	20.466	39.069
Distributions
Dividends from Net Investment Income	(1.473)	(2.855)	(2.608)	(2.424)	(2.186)	(1.779)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.473)	(2.855)	(2.608)	(2.424)	(2.186)	(1.779)
Net Asset Value, End of Period	$212.63	$208.69	$177.51	$162.03	$166.65	$148.37

Total Return	2.59%	19.28%	11.24%	-1.30%	13.79%	35.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,046	$12,749	$11,415	$11,260	$11,144	$8,468
Ratio of Total Expenses to
Average Net Assets	0.03%	0.03%	0.04%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.47%	1.48%	1.56%	1.50%	1.47%	1.34%
Portfolio Turnover Rate[2]	16%	14%	15%	15%	11%	32%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $5,145,000, representing 0.01% of the fund’s net assets and 2.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	97,549,279	—	—
Temporary Cash Investments	425,446	20,392	—
Futures Contracts—Assets[1]	296	—	—
Total	97,975,021	20,392	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $718,722,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $3,437,989,000 to offset future net capital gains. Of this amount, $294,968,000 is subject to expiration on December 31, 2018. Capital losses of $3,143,021,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $68,864,913,000. Net unrealized appreciation of investment securities for tax purposes was $29,130,204,000, consisting of unrealized gains of $31,069,140,000 on securities that had risen in value since their purchase and $1,938,936,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $10,420,658,000 of investment securities and sold $9,045,357,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,006,769,000 and $1,478,321,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $1,090,859,000 and $1,305,929,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	261,184	6,067	591,922	15,227
Issued in Lieu of Cash Distributions	23,010	530	52,012	1,309
Redeemed	(611,006)	(14,236)	(1,407,311)	(35,892)
Net Increase (Decrease)—Investor Shares	(326,812)	(7,639)	(763,377)	(19,356)
ETF Shares
Issued	2,352,959	14,796	7,088,373	49,186
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,505,457)	(9,450)	(4,808,144)	(33,100)
Net Increase (Decrease)—ETF Shares	847,502	5,346	2,280,229	16,086
Admiral Shares
Issued	3,508,095	18,023	7,466,229	42,217
Issued in Lieu of Cash Distributions	236,395	1,199	445,641	2,467
Redeemed	(3,138,113)	(16,144)	(5,459,211)	(30,687)
Net Increase (Decrease)—Admiral Shares	606,377	3,078	2,452,659	13,997
Institutional Shares
Issued	1,918,396	44,693	3,757,479	96,177
Issued in Lieu of Cash Distributions	119,389	2,742	225,430	5,650
Redeemed	(1,881,951)	(43,628)	(2,941,961)	(75,169)
Net Increase (Decrease)—Institutional Shares	155,834	3,807	1,040,948	26,658
Institutional Plus Shares
Issued	637,579	2,978	1,279,307	6,695
Issued in Lieu of Cash Distributions	88,148	410	173,883	885
Redeemed	(662,856)	(3,127)	(2,080,691)	(10,791)
Net Increase (Decrease)—Institutional Plus Shares	62,871	261	(627,501)	(3,211)

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VOT	VMGMX
Expense Ratio[1]	0.19%	0.07%	0.07%
30-Day SEC Yield	0.64%	0.76%	0.76%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	174	170	3,779
Median Market Cap	$15.7B	$15.7B	$64.0B
Price/Earnings Ratio	30.6x	30.6x	20.7x
Price/Book Ratio	4.3x	4.3x	3.0x
Return on Equity	15.6%	15.6%	15.0%
Earnings Growth Rate	12.5%	12.5%	8.3%
Dividend Yield	0.8%	0.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	27%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.4%	1.4%	2.5%
Consumer Goods	6.3	6.3	8.1
Consumer Services	8.5	8.5	13.3
Financials	17.9	17.9	19.9
Health Care	12.9	12.9	12.6
Industrials	25.4	25.4	12.7
Oil & Gas	6.0	6.0	6.1
Technology	21.2	21.2	20.1
Telecommunications	0.4	0.4	1.8
Utilities	0.0	0.0	2.9

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Mid Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.89
Beta	1.00	1.01
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Edwards Lifesciences
Corp.	Medical Supplies	1.5%
ServiceNow Inc.	Computer Services	1.5
Fiserv Inc.	Financial
	Administration	1.5
Twitter Inc.	Internet	1.4
Autodesk Inc.	Software	1.4
Roper Technologies Inc.	Electronic Equipment	1.4
Moody's Corp.	Specialty Finance	1.4
Amphenol Corp.	Electrical
	Components &
	Equipment	1.3
Align Technology Inc.	Medical Supplies	1.3
Worldpay Inc.	Financial
	Administration	1.2
Top Ten		13.9%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/24/2006	14.92%	12.22%	8.87%
ETF Shares	8/17/2006
Market Price		15.09	12.38	9.03
Net Asset Value		15.07	12.36	9.02
Admiral Shares	9/27/2011	15.05	12.36	14.10[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (1.4%)
	CF Industries Holdings
	Inc.	1,411,932	62,690
*	Axalta Coating Systems
	Ltd.	1,332,998	40,403
	FMC Corp.	406,135	36,231
	Steel Dynamics Inc.	676,538	31,087
			170,411
Consumer Goods (6.3%)
	McCormick & Co. Inc.	733,459	85,147
*	Mohawk Industries Inc.	383,478	82,168
*	Take-Two Interactive
	Software Inc.	691,728	81,873
	Church & Dwight Co.
	Inc.	1,479,967	78,675
*	Lululemon Athletica Inc.	609,208	76,059
*	NVR Inc.	20,825	61,857
*	LKQ Corp.	1,780,564	56,800
	Snap-on Inc.	342,513	55,049
	Polaris Industries Inc.	362,236	44,258
	Tapestry Inc.	868,997	40,591
*	WABCO Holdings Inc.	323,654	37,874
	Hormel Foods Corp.	799,402	29,746
*,^	Under Armour Inc.
	Class A	1,123,026	25,246
*	Under Armour Inc.	1,150,885	24,261
			779,604
Consumer Services (8.5%)
*	Dollar Tree Inc.	1,437,642	122,200
	Wynn Resorts Ltd.	590,880	98,878
	Ross Stores Inc.	1,144,736	97,016
	Expedia Group Inc.	747,466	89,838
*	Ulta Beauty Inc.	347,648	81,162
*	CarMax Inc.	1,076,963	78,478
*	Chipotle Mexican Grill
	Inc. Class A	151,341	65,284
*	Norwegian Cruise Line
	Holdings Ltd.	1,223,699	57,820

	Tractor Supply Co.	738,592	56,495
	Tiffany & Co.	356,361	46,897
	FactSet Research
	Systems Inc.	234,746	46,503
	MGM Resorts
	International	1,513,416	43,934
	Domino’s Pizza Inc.	127,660	36,022
	Wyndham Hotels &
	Resorts Inc.	602,542	35,448
*	Copart Inc.	595,217	33,665
	Hyatt Hotels Corp.
	Class A	252,551	19,484
*	TripAdvisor Inc.	319,780	17,815
	Rollins Inc.	296,362	15,583
	Wyndham Destinations
	Inc.	150,679	6,671
^	Altice USA Inc. Class A	372,956	6,363
	Alaska Air Group Inc.	104	6
			1,055,562
Financials (17.8%)
	Moody’s Corp.	986,133	168,195
	Digital Realty Trust Inc.	1,245,256	138,946
*	SBA Communications
	Corp. Class A	696,384	114,987
*	IHS Markit Ltd.	2,175,390	112,228
*	E*TRADE Financial
	Corp.	1,595,690	97,592
	Essex Property Trust Inc.	399,347	95,472
	First Republic Bank	977,903	94,651
*	CBRE Group Inc.
	Class A	1,951,526	93,166
	Realty Income Corp.	1,719,838	92,510
*	SVB Financial Group	320,355	92,506
	Equifax Inc.	727,318	90,995
	MSCI Inc. Class A	543,474	89,907
*	Markel Corp.	79,813	86,545
	Alexandria Real Estate
	Equities Inc.	622,836	78,583
	Vornado Realty Trust	1,035,179	76,520
	Extra Space Storage Inc.	724,670	72,329

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	AvalonBay Communities
	Inc.	418,009	71,852
	Cboe Global Markets Inc.	680,464	70,816
	Mid-America Apartment
	Communities Inc.	688,350	69,296
	Iron Mountain Inc.	1,730,092	60,571
	Regency Centers Corp.	920,695	57,157
	Federal Realty
	Investment Trust	442,149	55,954
	SEI Investments Co.	859,136	53,713
	SL Green Realty Corp.	533,960	53,679
*	Black Knight Inc.	857,114	45,898
	Invitation Homes Inc.	1,728,382	39,856
	Arthur J Gallagher & Co.	550,484	35,936
			2,209,860
Health Care (12.8%)
*	Edwards Lifesciences
	Corp.	1,274,189	185,484
*	Align Technology Inc.	460,338	157,500
*	Centene Corp.	1,178,370	145,187
*	IDEXX Laboratories Inc.	525,122	114,445
*	IQVIA Holdings Inc.	1,046,779	104,489
*	ABIOMED Inc.	254,849	104,246
*	BioMarin Pharmaceutical
	Inc.	1,068,509	100,654
	ResMed Inc.	863,114	89,401
*	Waters Corp.	450,059	87,127
	Teleflex Inc.	275,436	73,875
*	Incyte Corp.	1,089,858	73,021
	Cooper Cos. Inc.	296,548	69,822
*	Varian Medical Systems
	Inc.	553,630	62,959
*	Jazz Pharmaceuticals plc	344,175	59,301
*	Alnylam Pharmaceuticals
	Inc.	546,306	53,806
*	Nektar Therapeutics
	Class A	1,037,423	50,657
*	Alkermes plc	936,202	38,534
*	Seattle Genetics Inc.	310,520	20,615
	Dentsply Sirona Inc.	195	9
			1,591,132
Industrials (25.3%)
*	Fiserv Inc.	2,475,215	183,389
	Roper Technologies Inc.	623,756	172,101
	Amphenol Corp. Class A	1,822,452	158,827
*	Worldpay Inc. Class A	1,798,057	147,045
	Rockwell Collins Inc.	992,715	133,699
	Waste Connections Inc.	1,593,118	119,930
*	FleetCor Technologies Inc.	541,930	114,158
	Global Payments Inc.	964,637	107,547
	Vulcan Materials Co.	799,314	103,159
*	Verisk Analytics Inc.
	Class A	949,184	102,170
	AMETEK Inc.	1,400,236	101,041

	TransDigm Group Inc.	285,346	98,484
	Cintas Corp.	516,308	95,553
*	CoStar Group Inc.	220,051	90,800
*	Mettler-Toledo
	International Inc.	153,551	88,849
	Martin Marietta
	Materials Inc.	379,901	84,843
	Total System Services
	Inc.	992,241	83,864
	Fastenal Co.	1,739,783	83,736
	Broadridge Financial
	Solutions Inc.	713,038	82,071
	Expeditors International
	of Washington Inc.	1,056,502	77,230
*	XPO Logistics Inc.	729,651	73,096
	Masco Corp.	1,878,231	70,283
	Kansas City Southern	620,729	65,772
	JB Hunt Transport
	Services Inc.	531,226	64,571
	Packaging Corp. of
	America	570,735	63,802
	Wabtec Corp.	523,262	51,583
*	Trimble Inc.	1,508,690	49,545
*	Sensata Technologies
	Holding plc	1,037,659	49,372
	Fortune Brands Home
	& Security Inc.	881,169	47,310
*	IPG Photonics Corp.	210,753	46,498
	Robert Half International
	Inc.	710,733	46,269
	TransUnion	555,387	39,788
*	United Rentals Inc.	252,402	37,260
	Xylem Inc.	543,229	36,603
	CH Robinson
	Worldwide Inc.	420,398	35,170
	Alliance Data Systems
	Corp.	142,217	33,165
	Old Dominion Freight
	Line Inc.	210,894	31,415
	AO Smith Corp.	437,901	25,902
	Cognex Corp.	496,069	22,130
	Acuity Brands Inc.	123,826	14,348
^	ADT Inc.	679,743	5,880
	Macquarie Infrastructure
	Corp.	68	3
			3,138,261
Oil & Gas (6.0%)
*	Concho Resources Inc.	901,308	124,696
	ONEOK Inc.	1,242,612	86,772
*	Cheniere Energy Inc.	1,275,480	83,148
	Diamondback Energy Inc.	596,325	78,458
	Cabot Oil & Gas Corp.	2,731,550	65,011
	Cimarex Energy Co.	577,480	58,753
	Apache Corp.	1,156,183	54,052

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Noble Energy Inc.	1,465,755	51,712
	EQT Corp.	801,812	44,244
	Targa Resources Corp.	629,530	31,155
*	Antero Resources Corp.	1,435,894	30,656
*	Continental Resources
	Inc.	283,755	18,376
	Helmerich & Payne Inc.	156,110	9,954
			736,987
Technology (21.1%)
*	ServiceNow Inc.	1,068,080	184,212
*	Twitter Inc.	4,095,575	178,854
*	Autodesk Inc.	1,324,719	173,657
*	Red Hat Inc.	1,074,133	144,331
	Microchip Technology
	Inc.	1,421,351	129,272
*	Cerner Corp.	1,905,932	113,956
*	Palo Alto Networks Inc.	527,532	108,392
*	Workday Inc. Class A	883,853	107,052
	Skyworks Solutions Inc.	1,101,063	106,418
	Harris Corp.	717,873	103,761
*	Square Inc.	1,665,433	102,657
*	VeriSign Inc.	669,778	92,041
*	ANSYS Inc.	508,051	88,492
*	Splunk Inc.	876,750	86,895
*	Citrix Systems Inc.	778,640	81,633
*	Arista Networks Inc.	314,919	81,089
*	Cadence Design
	Systems Inc.	1,705,158	73,850
*	IAC/InterActiveCorp	471,121	71,841
*	Akamai Technologies Inc.	980,536	71,805
*	Gartner Inc.	524,330	69,683
*	F5 Networks Inc.	369,755	63,764
*	Qorvo Inc.	765,349	61,358
	CDK Global Inc.	796,598	51,819
	Xilinx Inc.	765,094	49,930
	KLA-Tencor Corp.	470,620	48,253
*	Advanced Micro
	Devices Inc.	2,780,367	41,678
	LogMeIn Inc.	315,285	32,553
	SS&C Technologies
	Holdings Inc.	610,859	31,704
*	GoDaddy Inc. Class A	426,612	30,119
*,^	Snap Inc.	1,568,181	20,527
*	Dropbox Inc. Class A	334,153	10,833
*,^	Match Group Inc.	151,684	5,876
	Lam Research Corp.	138	24
			2,618,329
Telecommunications (0.4%)
*	Zayo Group Holdings Inc.	1,275,773	46,540
Total Common Stocks
(Cost $9,305,211)			12,346,686

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.6%)[1]
	Money Market Fund (0.6%)
[2,3]	Vanguard Market
	Liquidity Fund, 2.122%	691,054	69,112

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill,
	1.890%, 8/9/18	500	499
4	United States Treasury Bill,
	2.034%–2.078%, 11/15/18	1,500	1,489
			1,988
Total Temporary Cash Investments
	(Cost $71,094)		71,100
	Total Investments (100.2%)
	(Cost $9,376,305)		12,417,786

			Amount
			($000
Other Assets and Liabilities (-0.2%)
	Other Assets
	Investment in Vanguard		649
Receivables for Accrued Income			6,226
Receivables for Capital Shares Issued			12,305
	Variation Margin Receivable—
	Futures Contracts		40
	Total Other Assets		19,220
	Liabilities
Payables for Investment Securities
	Purchased		(15,087)
	Collateral for Securities on Loan		(22,513)
Payables for Capital Shares Redeemed			(3,347)
	Payables to Vanguard		(2,772)
	Total Liabilities		(43,719)
	Net Assets (100%)		12,393,287

Mid-Cap Growth Index Fund

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	10,067,215
Overdistributed Net Investment Income	(1,434)
Accumulated Net Realized Losses	(713,168)
Unrealized Appreciation (Depreciation)
Investment Securities	3,041,481
Futures Contracts	(807)
Net Assets	12,393,287

Investor Shares—Net Assets
Applicable to 9,429,073 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	498,144
Net Asset Value Per Share—
Investor Shares	$52.83

ETF Shares—Net Assets
Applicable to 41,938,595 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,634,477
Net Asset Value Per Share—
ETF Shares	$134.35

Amount
($000)
Admiral Shares—Net Assets
Applicable to 108,251,809 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,260,666
Net Asset Value Per Share—
Admiral Shares	$57.83

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $21,377,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $22,513,000 of collateral received for securities on loan.
4 Securities with a value of $1,988,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	193	26,263	(310)
E-mini S&P Mid-Cap 400 Index	September 2018	98	19,170	(497)
				(807)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	45,826
Interest[1]	322
Securities Lending—Net	297
Total Income	46,445
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,302
Management and Administrative—Investor Shares	363
Management and Administrative—ETF Shares	1,020
Management and Administrative—Admiral Shares	1,131
Marketing and Distribution—Investor Shares	47
Marketing and Distribution—ETF Shares	108
Marketing and Distribution—Admiral Shares	232
Custodian Fees	42
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—ETF Shares	124
Shareholders’ Reports—Admiral Shares	38
Trustees’ Fees and Expenses	4
Total Expenses	4,419
Net Investment Income	42,026
Realized Net Gain (Loss)
Investment Securities Sold[1]	45,480
Futures Contracts	838
Realized Net Gain (Loss)	46,318
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	549,618
Futures Contracts	(976)
Change in Unrealized Appreciation (Depreciation)	548,642
Net Increase (Decrease) in Net Assets Resulting from Operations	636,986

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $303,000, ($12,000), and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,026	76,920
Realized Net Gain (Loss)	46,318	196,999
Change in Unrealized Appreciation (Depreciation)	548,642	1,618,425
Net Increase (Decrease) in Net Assets Resulting from Operations	636,986	1,892,344
Distributions
Net Investment Income
Investor Shares	(1,404)	(3,236)
ETF Shares	(18,511)	(35,438)
Admiral Shares	(20,753)	(38,832)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(40,668)	(77,506)
Capital Share Transactions
Investor Shares	(22,375)	(58,359)
ETF Shares	233,195	734,241
Admiral Shares	302,077	833,930
Net Increase (Decrease) from Capital Share Transactions	512,897	1,509,812
Total Increase (Decrease)	1,109,215	3,324,650
Net Assets
Beginning of Period	11,284,072	7,959,422
End of Period[1]	12,393,287	11,284,072
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,434,000) and ($2,792,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$50.21	$41.52	$39.22	$39.94	$35.46	$26.99
Investment Operations
Net Investment Income	.153[1]	.304[1]	.290	.268	.258	.169
Net Realized and Unrealized Gain (Loss)
on Investments	2.613	8.692	2.299	(.719)	4.476	8.470
Total from Investment Operations	2.766	8.996	2.589	(.451)	4.734	8.639
Distributions
Dividends from Net Investment Income	(.146)	(. 306)	(. 289)	(. 269)	(. 254)	(.169)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.146)	(. 306)	(. 289)	(. 269)	(. 254)	(.169)
Net Asset Value, End of Period	$52.83	$50.21	$41.52	$39.22	$39.94	$35.46

Total Return[2]	5.51%	21.72%	6.62%	-1.13%	13.35%	32.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$498	$495	$460	$542	$562	$595
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.63%	0.67%	0.74%	0.70%	0.79%	0.57%
Portfolio Turnover Rate [3]	27%	23%	21%	23%	17%	64%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$127.67	$105.60	$99.75	$101.57	$90.20	$68.64
Investment Operations
Net Investment Income	. 472[1]	.932[1]	.863	.805	.816	. 556
Net Realized and Unrealized Gain (Loss)
on Investments	6.661	22.058	5.848	(1.815)	11.359	21.558
Total from Investment Operations	7.133	22.990	6.711	(1.010)	12.175	22.114
Distributions
Dividends from Net Investment Income	(. 453)	(. 920)	(. 861)	(. 810)	(. 805)	(. 554)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 453)	(. 920)	(. 861)	(. 810)	(. 805)	(. 554)
Net Asset Value, End of Period	$134.35	$127.67	$105.60	$99.75	$101.57	$90.20

Total Return	5.59%	21.83%	6.75%	-1.00%	13.49%	32.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,634	$5,130	$3,576	$3,302	$2,716	$1,896
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.75%	0.79%	0.86%	0.82%	0.93%	0.72%
Portfolio Turnover Rate[2]	27%	23%	21%	23%	17%	64%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$54.96	$45.46	$42.94	$43.72	$38.83	$29.55
Investment Operations
Net Investment Income	. 202[1]	.400[1]	.370	.349	.350	.239
Net Realized and Unrealized Gain (Loss)
on Investments	2.863	9.496	2.519	(.777)	4.886	9.279
Total from Investment Operations	3.065	9.896	2.889	(.428)	5.236	9.518
Distributions
Dividends from Net Investment Income	(.195)	(. 396)	(. 369)	(. 352)	(. 346)	(. 238)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.195)	(. 396)	(. 369)	(. 352)	(. 346)	(. 238)
Net Asset Value, End of Period	$57.83	$54.96	$45.46	$42.94	$43.72	$38.83

Total Return[2]	5.57%	21.83%	6.75%	-0.98%	13.48%	32.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,261	$5,659	$3,923	$3,319	$2,264	$1,566
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.75%	0.79%	0.86%	0.82%	0.93%	0.72%
Portfolio Turnover Rate [3]	27%	23%	21%	23%	17%	64%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

Mid-Cap Growth Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $649,000, representing 0.01% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,346,686	—	—
Temporary Cash Investments	69,112	1,988	—
Futures Contracts—Assets[1]	40	—	—
Total	12,415,838	1,988	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $126,851,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $613,501,000 to offset future net capital gains. Of this amount, $73,214,000 is subject to expiration on December 31, 2018. Capital losses of $540,287,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $9,376,305,000. Net unrealized appreciation of investment securities for tax purposes was $3,041,481,000, consisting of unrealized gains of $3,233,328,000 on securities that had risen in value since their purchase and $191,847,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $2,488,834,000 of investment securities and sold $1,982,647,000 of investment securities, other than temporary cash investments. Purchases and sales include $577,258,000 and $369,855,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $281,171,000 and $487,297,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	64,048	1,235	144,647	3,165
Issued in Lieu of Cash Distributions	1,349	25	3,117	66
Redeemed	(87,772)	(1,681)	(206,123)	(4,466)
Net Increase (Decrease)—Investor Shares	(22,375)	(421)	(58,359)	(1,235)
ETF Shares
Issued	612,045	4,557	1,524,417	12,818
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(378,850)	(2,800)	(790,176)	(6,500)
Net Increase (Decrease)—ETF Shares	233,195	1,757	734,241	6,318
Admiral Shares
Issued	872,523	15,371	1,742,853	34,515
Issued in Lieu of Cash Distributions	19,029	326	35,702	692
Redeemed	(589,475)	(10,419)	(944,625)	(18,543)
Net Increase (Decrease)—Admiral Shares	302,077	5,278	833,930	16,664

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VOE	VMVAX
Expense Ratio[1]	0.19%	0.07%	0.07%
30-Day SEC Yield	2.06%	2.18%	2.18%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	213	207	3,779
Median Market Cap	$13.9B	$13.9B	$64.0B
Price/Earnings Ratio	16.5x	16.5x	20.7x
Price/Book Ratio	2.0x	2.0x	3.0x
Return on Equity	10.7%	10.7%	15.0%
Earnings Growth Rate	5.1%	5.1%	8.3%
Dividend Yield	2.1%	2.1%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	15%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	6.3%	6.3%	2.5%
Consumer Goods	14.6	14.6	8.1
Consumer Services	11.4	11.4	13.3
Financials	25.2	25.2	19.9
Health Care	4.5	4.4	12.6
Industrials	10.2	10.2	12.7
Oil & Gas	7.8	7.8	6.1
Technology	9.6	9.6	20.1
Telecommunications	0.9	0.9	1.8
Utilities	9.5	9.6	2.9

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
	CRSP US	DJ
	Mid Cap	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	1.00	0.90
Beta	1.00	0.96
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Freeport-McMoRan Inc. Nonferrous Metals		1.1%
M&T Bank Corp.	Banks	1.1
Western Digital Corp.	Computer Hardware	1.0
Dr Pepper Snapple
Group Inc.	Soft Drinks	1.0
Devon Energy Corp.	Exploration &
	Production	1.0
NetApp Inc.	Computer Hardware	1.0
KeyCorp	Banks	1.0
WEC Energy Group Inc. Multiutilities		1.0
Newmont Mining Corp.	Gold Mining	1.0
Willis Towers Watson
plc	Insurance Brokers	1.0
Top Ten		10.2%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for
Admiral Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/24/2006	9.31%	12.06%	10.82%
ETF Shares	8/17/2006
Market Price		9.47	12.20	10.97
Net Asset Value		9.47	12.20	10.97
Admiral Shares	9/27/2011	9.46	12.20	15.42[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (6.2%)
Freeport-McMoRan Inc.	11,750,935	202,821
Newmont Mining Corp.	4,555,499	171,788
Celanese Corp. Class A	1,160,489	128,884
Eastman Chemical Co.	1,097,784	109,734
Albemarle Corp.	946,730	89,305
International Flavors &
Fragrances Inc.	673,319	83,465
Mosaic Co.	2,958,879	82,996
Avery Dennison Corp.	750,911	76,668
Reliance Steel &
Aluminum Co.	586,178	51,314
FMC Corp.	573,709	51,181
* Alcoa Corp.	795,238	37,281
Westlake Chemical Corp.	331,635	35,694
		1,121,131
Consumer Goods (14.6%)
Dr Pepper Snapple
Group Inc.	1,538,797	187,733
Clorox Co.	1,106,188	149,612
Lennar Corp. Class A	2,465,203	129,423
DR Horton Inc.	3,064,152	125,630
Conagra Brands Inc.	3,361,978	120,124
Genuine Parts Co.	1,191,045	109,326
Molson Coors Brewing
Co. Class B	1,587,483	108,012
Lear Corp.	566,647	105,289
Aptiv plc	1,131,165	103,649
JM Smucker Co.	920,562	98,942
PVH Corp.	658,482	98,588
Newell Brands Inc.	3,729,153	96,175
Hasbro Inc.	961,115	88,721
Tyson Foods Inc.
Class A	1,269,284	87,390
Lamb Weston
Holdings Inc.	1,247,363	85,457
Bunge Ltd.	1,204,810	83,987

*	Michael Kors
	Holdings Ltd.	1,233,242	82,134
	Whirlpool Corp.	550,405	80,486
	BorgWarner Inc.	1,792,189	77,351
	Hanesbrands Inc.	3,073,998	67,689
	Campbell Soup Co.	1,666,879	67,575
	PulteGroup Inc.	2,192,044	63,021
	Harley-Davidson Inc.	1,419,746	59,743
	Ralph Lauren Corp.
	Class A	474,895	59,704
	Tapestry Inc.	1,227,548	57,339
	Jefferies Financial
	Group Inc.	2,498,214	56,809
	Coty Inc. Class A	3,841,280	54,162
	Hormel Foods Corp.	1,129,250	42,019
	Ingredion Inc.	308,103	34,107
	Goodyear Tire &
	Rubber Co.	1,022,888	23,823
	Lennar Corp. Class B	122,627	5,235
*	Pilgrim’s Pride Corp.	212,568	4,279
	Mattel Inc.	1,280	21
			2,613,555
Consumer Services (11.4%)
	Best Buy Co. Inc.	2,046,441	152,624
	Royal Caribbean
	Cruises Ltd.	1,446,692	149,877
	Darden Restaurants Inc.	1,057,622	113,229
	Kohl’s Corp.	1,437,489	104,793
	Macy’s Inc.	2,618,312	98,003
	Nielsen Holdings plc	3,044,545	94,168
	Viacom Inc. Class B	2,996,567	90,376
	Advance Auto Parts Inc.	599,914	81,408
*	Qurate Retail Group Inc.
	QVC Group Class A	3,756,399	79,711
	Aramark	2,100,248	77,919
	Interpublic Group of
	Cos. Inc.	3,296,371	77,267
*	AutoZone Inc.	114,739	76,982

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Gap Inc.	2,324,718	75,298
	L Brands Inc.	2,021,508	74,553
*	Discovery
	Communications Inc.	2,912,271	74,263
*	United Continental
	Holdings Inc.	1,005,254	70,096
	Tiffany & Co.	503,408	66,249
*	Liberty Media Corp-
	Liberty SiriusXM
	Class C	1,415,175	64,192
	Alaska Air Group Inc.	1,053,917	63,646
	MGM Resorts
	International	2,141,669	62,173
	News Corp. Class A	3,921,418	60,782
	AmerisourceBergen
	Corp. Class A	703,102	59,954
	Nordstrom Inc.	1,001,939	51,880
*,^	Discovery
	Communications Inc.
	Class A	1,338,644	36,813
*	Liberty Media Corp-
	Liberty SiriusXM
	Class A	747,092	33,657
*	DISH Network Corp.
	Class A	926,936	31,154
	Wyndham
	Destinations Inc.	212,614	9,412
	Altice USA Inc. Class A	526,320	8,979
	News Corp. Class B	378,120	5,993
^	Viacom Inc. Class A	96,914	3,436
	Wynn Resorts Ltd.	304	51
			2,048,938
Financials (25.2%)
	M&T Bank Corp.	1,116,416	189,958
	KeyCorp	9,066,800	177,165
	Willis Towers
	Watson plc	1,125,796	170,671
	Regions Financial Corp.	9,591,857	170,543
	Citizens Financial
	Group Inc.	4,139,768	161,037
	Hartford Financial
	Services Group Inc.	3,058,460	156,379
	Huntington
	Bancshares Inc.	9,414,766	138,962
	Comerica Inc.	1,468,568	133,522
	Host Hotels & Resorts
	Inc.	6,332,180	133,419
	Principal Financial
	Group Inc.	2,446,307	129,532
	XL Group Ltd.	2,206,388	123,447
	Lincoln National Corp.	1,868,454	116,311
	Loews Corp.	2,318,996	111,961
	HCP Inc.	4,014,167	103,646
	Annaly Capital
	Management Inc.	9,909,713	101,971

	Raymond James
	Financial Inc.	1,119,795	100,054
	Ally Financial Inc.	3,668,245	96,365
	Invesco Ltd.	3,503,803	93,061
	Nasdaq Inc.	996,969	90,993
	Cincinnati Financial
	Corp.	1,330,172	88,935
	Zions Bancorporation	1,681,407	88,593
	Duke Realty Corp.	3,051,678	88,590
*	Arch Capital Group Ltd.	3,300,836	87,340
	UDR Inc.	2,282,679	85,692
	FNF Group	2,215,797	83,358
	Everest Re Group Ltd.	349,568	80,568
	Western Union Co.	3,930,061	79,898
	Reinsurance Group of
	America Inc. Class A	550,388	73,466
	Camden Property Trust	791,379	72,118
	Alleghany Corp.	123,900	71,239
	Torchmark Corp.	871,839	70,976
	Unum Group	1,886,806	69,793
*	Liberty Broadband Corp.	914,077	69,214
	Affiliated Managers
	Group Inc.	463,319	68,882
	Macerich Co.	1,202,669	68,348
	Voya Financial Inc.	1,440,098	67,685
	AGNC Investment Corp.	3,593,956	66,812
	Jones Lang LaSalle Inc.	388,047	64,412
	VEREIT Inc.	8,259,384	61,450
*	Athene Holding Ltd.
	Class A	1,334,733	58,515
	Kimco Realty Corp.	3,443,188	58,500
	WR Berkley Corp.	778,404	56,364
	Lazard Ltd. Class A	1,106,929	54,140
	People’s United
	Financial Inc.	2,967,470	53,682
	Arthur J Gallagher & Co.	776,736	50,705
	CIT Group Inc.	989,198	49,866
	New York Community
	Bancorp Inc.	3,973,966	43,873
*	Brighthouse Financial
	Inc.	1,027,701	41,180
*	AXA Equitable Holdings
	Inc.	1,435,531	29,586
*	Liberty Broadband Corp.
	Class A	212,588	16,080
	Brixmor Property Group
	Inc.	1,127	20
			4,518,877
Health Care (4.4%)
*	Laboratory Corp. of
	America Holdings	873,632	156,843
	Quest Diagnostics Inc.	1,160,163	127,548
*	Henry Schein Inc.	1,316,267	95,614
*	Hologic Inc.	2,333,375	92,752
	Dentsply Sirona Inc.	1,943,299	85,058

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Universal Health
	Services Inc. Class B	743,370	82,841
*	DaVita Inc.	1,116,426	77,525
	Perrigo Co. plc	1,063,010	77,504
			795,685
Industrials (10.1%)
	Textron Inc.	1,968,399	129,737
	L3 Technologies Inc.	670,375	128,927
	WW Grainger Inc.	406,791	125,454
	WestRock Co.	2,190,631	124,910
	Ball Corp.	2,984,100	106,085
	Dover Corp.	1,321,865	96,761
	Huntington Ingalls
	Industries Inc.	379,601	82,294
*	First Data Corp. Class A	3,931,595	82,288
	Jacobs Engineering
	Group Inc.	1,209,497	76,791
	Arconic Inc.	3,706,727	63,051
	Owens Corning	944,326	59,842
	Fluor Corp.	1,199,223	58,498
	Sealed Air Corp.	1,374,754	58,358
	Pentair plc	1,369,491	57,628
*	Arrow Electronics Inc.	747,528	56,274
*	United Rentals Inc.	356,548	52,634
	Xylem Inc.	767,375	51,706
*	Crown Holdings Inc.	1,145,654	51,279
	CH Robinson
	Worldwide Inc.	593,862	49,683
	Hubbell Inc. Class B	467,997	49,486
	ManpowerGroup Inc.	561,544	48,326
	Alliance Data Systems
	Corp.	201,440	46,976
	Allison Transmission
	Holdings Inc.	1,113,571	45,088
	Xerox Corp.	1,846,763	44,322
	FLIR Systems Inc.	585,238	30,415
*	Stericycle Inc.	364,993	23,830
	Flowserve Corp.	558,010	22,544
*	nVent Electric plc	605	15
			1,823,202
Oil & Gas (7.8%)
	Devon Energy Corp.	4,245,726	186,642
	Hess Corp.	2,434,815	162,865
	Andeavor	1,226,025	160,830
	Marathon Oil Corp.	7,286,191	151,990
	National Oilwell Varco
	Inc.	3,262,829	141,607
	ONEOK Inc.	1,754,752	122,534
	HollyFrontier Corp.	1,507,948	103,189
	Apache Corp.	1,629,895	76,198
	Noble Energy Inc.	2,067,980	72,958
	EQT Corp.	1,134,596	62,607
	OGE Energy Corp.	1,703,724	59,988
	Baker Hughes a GE Co.	1,777,641	58,715

*	Continental Resources
	Inc.	401,299	25,988
	Helmerich & Payne Inc.	220,773	14,077
*	Apergy Corp.	288	12
			1,400,200
Technology (9.6%)
	Western Digital Corp.	2,427,350	187,901
	NetApp Inc.	2,287,729	179,655
	Motorola Solutions Inc.	1,384,575	161,123
*	Dell Technologies Inc.
	Class V	1,702,665	144,011
	Maxim Integrated
	Products Inc.	2,388,829	140,129
	Seagate Technology plc	2,206,981	124,628
	Symantec Corp.	5,310,616	109,664
*	Synopsys Inc.	1,270,759	108,739
	CA Inc.	2,665,358	95,020
	Juniper Networks Inc.	2,978,512	81,671
	Marvell Technology
	Group Ltd.	3,623,385	77,685
	Xilinx Inc.	1,080,785	70,532
	KLA-Tencor Corp.	664,796	68,162
*	Advanced Micro
	Devices Inc.	3,927,548	58,874
	Garmin Ltd.	964,814	58,854
	CDW Corp.	648,906	52,425
*	Dropbox Inc. Class A	140	5
			1,719,078
Telecommunications (0.9%)
	CenturyLink Inc.	8,291,920	154,561

Utilities (9.5%)
	WEC Energy Group Inc.	2,694,751	174,216
	DTE Energy Co.	1,549,920	160,618
	Eversource Energy	2,706,221	158,612
	FirstEnergy Corp.	4,072,951	146,260
	American Water Works
	Co. Inc.	1,520,851	129,850
	Ameren Corp.	2,072,350	126,103
	Entergy Corp.	1,544,614	124,789
	CMS Energy Corp.	2,413,756	114,122
	CenterPoint Energy Inc.	3,680,463	101,986
	Alliant Energy Corp.	1,974,566	83,564
	NiSource Inc.	3,094,193	81,315
	Pinnacle West Capital
	Corp.	954,797	76,918
	AES Corp.	5,641,822	75,657
*	Evergy Inc.	1,157,103	64,971
*	Vistra Energy Corp.	1,782,806	42,181
	Avangrid Inc.	527,181	27,904
	SCANA Corp.	578,452	22,282
			1,711,348
Total Common Stocks
(Cost $14,723,676)			17,906,575

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.3%)[1]
	Money Market Fund (0.3%)
[2,3]	Vanguard Market
	Liquidity Fund, 2.122%	442,523	44,257

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill,
	1.890%, 8/9/18	500	499
	United States Treasury Bill,
	1.941%, 9/27/18	100	99
4	United States Treasury Bill,
	2.078%, 11/15/18	2,000	1,985
			2,583
Total Temporary Cash Investments
	(Cost $46,838)		46,840
	Total Investments (100.0%)
	(Cost $14,770,514)		17,953,415

			Amount
			($000)
Other Assets and Liabilities (0.0%)
	Other Assets
	Investment in Vanguard		939
Receivables for Accrued Income			25,405
Receivables for Capital Shares Issued			11,733
	Variation Margin Receivable—
	Futures Contracts		44
	Total Other Assets		38,121
	Liabilities
Payables for Investment Securities
	Purchased		(15,110)
Collateral for Securities on Loan			(6,190)
Payables for Capital Shares Redeemed			(8,655)
	Payables to Vanguard		(3,295)
	Other Liabilities		(45)
	Total Liabilities		(33,295)
	Net Assets (100%)		17,958,241

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	15,526,492
Undistributed Net Investment Income	8,094
Accumulated Net Realized Losses	(758,006)
Unrealized Appreciation (Depreciation)
Investment Securities	3,182,901
Futures Contracts	(1,240)
Net Assets	17,958,241

Investor Shares—Net Assets
Applicable to 14,509,028 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	630,759
Net Asset Value Per Share—
Investor Shares	$43.47

ETF Shares—Net Assets
Applicable to 79,381,871 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,765,387
Net Asset Value Per Share—
ETF Shares	$110.42

Admiral Shares—Net Assets
Applicable to 149,691,266 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,562,095
Net Asset Value Per Share—
Admiral Shares	$57.20

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $5,695,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $6,190,000 of collateral received for securities
on loan.
4 Securities with a value of $2,161,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	203	27,624	(657)
E-mini S&P Mid-Cap 400 Index	September 2018	115	22,495	(583)
				(1,240)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	181,970
Interest[1]	282
Securities Lending—Net	167
Total Income	182,419
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,371
Management and Administrative—Investor Shares	494
Management and Administrative—ETF Shares	1,849
Management and Administrative—Admiral Shares	1,891
Marketing and Distribution—Investor Shares	69
Marketing and Distribution—ETF Shares	199
Marketing and Distribution—Admiral Shares	328
Custodian Fees	25
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—ETF Shares	252
Shareholders’ Reports—Admiral Shares	53
Trustees’ Fees and Expenses	6
Total Expenses	6,546
Net Investment Income	175,873
Realized Net Gain (Loss)
Investment Securities Sold[1]	89,982
Futures Contracts	1,453
Realized Net Gain (Loss)	91,435
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(281,304)
Futures Contracts	(1,394)
Change in Unrealized Appreciation (Depreciation)	(282,698)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,390)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $263,000, $6,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	175,873	308,836
Realized Net Gain (Loss)	91,435	336,923
Change in Unrealized Appreciation (Depreciation)	(282,698)	1,761,535
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,390)	2,407,294
Distributions
Net Investment Income
Investor Shares	(5,627)	(12,688)
ETF Shares	(81,426)	(151,423)
Admiral Shares	(80,037)	(143,932)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(167,090)	(308,043)
Capital Share Transactions
Investor Shares	(45,918)	(76,973)
ETF Shares	497,974	944,390
Admiral Shares	517,818	1,206,333
Net Increase (Decrease) from Capital Share Transactions	969,874	2,073,750
Total Increase (Decrease)	787,394	4,173,001
Net Assets
Beginning of Period	17,170,847	12,997,846
End of Period[1]	17,958,241	17,170,847
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $8,094,000 and ($689,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$43.89	$38.24	$33.86	$35.19	$31.38	$23.16
Investment Operations
Net Investment Income	. 408[1]	.771[1]	.675	.658	. 539	. 441
Net Realized and Unrealized Gain (Loss)
on Investments	(.445)	5.646	4.396	(1.341)	3.804	8.218
Total from Investment Operations	(.037)	6.417	5.071	(.683)	4.343	8.659
Distributions
Dividends from Net Investment Income	(. 383)	(.767)	(. 691)	(. 647)	(. 533)	(. 439)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 383)	(.767)	(. 691)	(. 647)	(. 533)	(. 439)
Net Asset Value, End of Period	$43.47	$43.89	$38.24	$33.86	$35.19	$31.38

Total Return[2]	-0.09%	16.91%	15.11%	-1.91%	13.84%	37.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$631	$682	$666	$588	$628	$640
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.19%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.95%	1.92%	2.02%	2.01%	1.86%	1.80%
Portfolio Turnover Rate [3]	15%	17%	20%	20%	14%	46%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$111.47	$97.12	$85.99	$89.39	$79.73	$58.82
Investment Operations
Net Investment Income	1.110[1]	2.116[1]	1.822	1.785	1.504	1.232
Net Realized and Unrealized Gain (Loss)
on Investments	(1.118)	14.306	11.170	(3.427)	9.647	20.901
Total from Investment Operations	(.008)	16.422	12.992	(1.642)	11.151	22.133
Distributions
Dividends from Net Investment Income	(1.042)	(2.072)	(1.862)	(1.758)	(1.491)	(1.223)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.042)	(2.072)	(1.862)	(1.758)	(1.491)	(1.223)
Net Asset Value, End of Period	$110.42	$111.47	$97.12	$85.99	$89.39	$79.73

Total Return	0.00%	17.05%	15.26%	-1.80%	13.98%	37.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,765	$8,355	$6,383	$4,351	$3,407	$2,256
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.07%	2.04%	2.14%	2.13%	2.00%	1.95%
Portfolio Turnover Rate[2]	15%	17%	20%	20%	14%	46%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$57.74	$50.31	$44.54	$46.30	$41.30	$30.47
Investment Operations
Net Investment Income	. 574[1]	1.096[1]	.942	.924	.780	.638
Net Realized and Unrealized Gain (Loss)
on Investments	(.574)	7.407	5.791	(1.775)	4.994	10.826
Total from Investment Operations	—	8.503	6.733	(.851)	5.774	11.464
Distributions
Dividends from Net Investment Income	(. 540)	(1.073)	(. 963)	(. 909)	(.774)	(. 634)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 540)	(1.073)	(. 963)	(. 909)	(.774)	(. 634)
Net Asset Value, End of Period	$57.20	$57.74	$50.31	$44.54	$46.30	$41.30

Total Return[2]	-0.01%	17.04%	15.26%	-1.80%	13.98%	37.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,562	$8,134	$5,949	$3,884	$2,896	$1,753
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.07%	2.04%	2.14%	2.13%	2.00%	1.95%
Portfolio Turnover Rate [3]	15%	17%	20%	20%	14%	46%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $939,000, representing 0.01% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,906,575	—	—
Temporary Cash Investments	44,257	2,583	—
Futures Contracts—Assets[1]	44	—	—
Total	17,950,876	2,583	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Value Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $204,906,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $634,867,000 to offset future net capital gains. Of this amount, $4,037,000 is subject to expiration on December 31, 2018. Capital losses of $630,830,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $14,770,514,000. Net unrealized appreciation of investment securities for tax purposes was $3,182,901,000, consisting of unrealized gains of $3,670,065,000 on securities that had risen in value since their purchase and $487,164,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $2,989,841,000 of investment securities and sold $2,008,893,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,059,515,000 and $663,912,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $578,450,000 and $276,013,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	75,806	1,721	221,539	5,483
Issued in Lieu of Cash Distributions	5,363	122	12,172	294
Redeemed	(127,087)	(2,879)	(310,684)	(7,643)
Net Increase (Decrease)—Investor Shares	(45,918)	(1,036)	(76,973)	(1,866)
ETF Shares
Issued	1,168,042	10,433	2,246,697	21,601
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(670,068)	(6,000)	(1,302,307)	(12,375)
Net Increase (Decrease)—ETF Shares	497,974	4,433	944,390	9,226
Admiral Shares
Issued	1,341,680	23,098	2,653,657	49,594
Issued in Lieu of Cash Distributions	71,893	1,245	129,099	2,365
Redeemed	(895,755)	(15,511)	(1,576,423)	(29,360)
Net Increase (Decrease)—Admiral Shares	517,818	8,832	1,206,333	22,599

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,060.80	$1.02
ETF Shares	1,000.00	1,061.32	0.41
Admiral Shares	1,000.00	1,061.42	0.41
Institutional Shares	1,000.00	1,061.52	0.31
Institutional Plus Shares	1,000.00	1,061.56	0.26
Institutional Select Shares	1,000.00	1,061.76	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,025.23	$0.85
ETF Shares	1,000.00	1,025.86	0.25
Admiral Shares	1,000.00	1,025.80	0.25
Institutional Shares	1,000.00	1,025.62	0.20
Institutional Plus Shares	1,000.00	1,025.88	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,055.07	$0.97
ETF Shares	1,000.00	1,055.89	0.36
Admiral Shares	1,000.00	1,055.74	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$999.09	$0.94
ETF Shares	1,000.00	999.96	0.35
Admiral Shares	1,000.00	999.93	0.35

Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2017	6/30/2018	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.40	0.40
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.55	0.25
Institutional Select Shares	1,000.00	1,024.70	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Institutional Plus Shares	1,000.00	1,024.65	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.20% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06%
for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17%
for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus
Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the
Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US

Mid Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by
Vanguard. Standard & Poor’s® and S&P® are
Institutional Investor Services > 800-523-1036	registered trademarks of Standard & Poor’s Financial
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(“Dow Jones”); S&P® and S&P 500® are trademarks
This material may be used in conjunction	of S&P; and these trademarks have been licensed for
with the offering of shares of any Vanguard	use by SPDJI and sublicensed for certain purposes by
fund only if preceded or accompanied by	Vanguard. Vanguard product(s) are not sponsored,
endorsed, sold or promoted by SPDJI, Dow Jones,
the fund’s current prospectus.	S&P, or their respective affiliates and none of such
All comparative mutual fund data are from Lipper, a	parties make any representation regarding the
Thomson Reuters Company, or Morningstar, Inc., unless	advisability of investing in such product(s) nor do they
otherwise noted.	have any liability for any errors, omissions, or
interruptions of the index.
You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by	Source for Bloomberg Barclays indexes: Bloomberg
calling Vanguard at 800-662-2739. The guidelines are	Index Services Limited. Copyright 2018, Bloomberg.
also available from the SEC’s website, sec.gov. In	All rights reserved.
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q982 082018

Semiannual Report | June 30, 2018

Vanguard U.S. Stock Index Funds

Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Growth Index Fund.	5
Value Index Fund.	25
Large-Cap Index Fund.	45
About Your Fund’s Expenses.	68
Trustees Approve Advisory Arrangements.	71
Glossary.	73

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• U.S. stocks were volatile during the first half of 2018. Concerns about monetary policy, trade tariffs, and rising inflation were countered by favorable job reports and corporate earnings. The U.S. Federal Reserve raised short-term interest rates twice.

• Returns ranged from –1.16% for Vanguard Value Index Fund to 7.08% for Vanguard Growth Index Fund. Vanguard Large-Cap Index Fund, which contains both growth and value stocks, returned 2.66%. (All returns are for Investor Shares.)

• All three funds closely tracked their target indexes. The Large-Cap Index Fund surpassed, the Value Index Fund matched, and the Growth Index Fund trailed the average returns of their peer groups.

• Large- and mid-capitalization stocks lagged their small-cap counterparts, and growth stocks outpaced value.

• For all three funds, technology stocks were the top contributors and telecommunications stocks had the lowest returns.

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Growth Index Fund
Investor Shares	7.08%
ETF Shares
Market Price	7.18
Net Asset Value	7.16
Admiral™ Shares	7.15
Institutional Shares	7.15
CRSP US Large Cap Growth Index	7.17
Large-Cap Growth Funds Average	8.81
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Value Index Fund
Investor Shares	-1.16%
ETF Shares
Market Price	-1.08
Net Asset Value	-1.06
Admiral Shares	-1.07
Institutional Shares	-1.09
CRSP US Large Cap Value Index	-1.06
Large-Cap Value Funds Average	-1.16
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	2.66%
ETF Shares
Market Price	2.73
Net Asset Value	2.73
Admiral Shares	2.73
Institutional Shares	2.73
CRSP US Large Cap Index	2.74
Large-Cap Core Funds Average	1.75
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF®
Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.17%	0.05%	0.05%	0.04%	1.10%
Value Index Fund	0.17	0.05	0.05	0.04	1.04
Large-Cap Index Fund	0.17	0.05	0.05	0.04	1.03

The fund expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the funds’ annualized expense ratios were: for the Growth Index Fund, 0.17% for Investor Shares,
0.05% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares,
0.05% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor
Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; and for the Large-Cap
Index Fund, Large-Cap Core Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

3

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
	Total Returns
	Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

4

Growth Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIGRX	VUG	VIGAX	VIGIX
Expense Ratio[1]	0.17%	0.05%	0.05%	0.04%
30-Day SEC Yield	1.07%	1.19%	1.19%	1.20%

Portfolio Characteristics
		CRSP US	DJ
		Large Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	306	304	3,779
Median Market Cap	$92.9B	$92.9B	$64.0B
Price/Earnings Ratio	26.7x	26.7x	20.7x
Price/Book Ratio	5.7x	5.7x	3.0x
Return on Equity	18.4%	18.4%	15.0%
Earnings Growth Rate	13.6%	13.5%	8.3%
Dividend Yield	1.1%	1.1%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	10%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Large Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.1%	1.1%	2.5%
Consumer Goods	7.1	7.1	8.1
Consumer Services	20.6	20.6	13.3
Financials	13.2	13.2	19.9
Health Care	11.0	11.0	12.6
Industrials	14.2	14.2	12.7
Oil & Gas	4.0	4.0	6.1
Technology	28.6	28.6	20.1
Telecommunications	0.2	0.2	1.8
Utilities	0.0	0.0	2.9

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.89
Beta	1.00	1.05
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	7.2%
Amazon.com Inc.	Broadline Retailers	6.1
Alphabet Inc.	Internet	5.9
Facebook Inc.	Internet	4.1
Visa Inc.	Consumer Finance	2.1
Home Depot Inc.	Home Improvement
	Retailers	2.0
Boeing Co.	Aerospace	1.7
Mastercard Inc.	Consumer Finance	1.6
Netflix Inc.	Specialty Retailers	1.4
Comcast Corp.	Broadcasting &
	Entertainment	1.3
Top Ten		33.4%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for
Admiral Shares, and 0.04% for Institutional Shares.

5

Growth Index Fund

Investment Focus

6

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	19.20%	15.19%	11.02%
ETF Shares	1/26/2004
Market Price		19.37	15.36	11.18
Net Asset Value		19.34	15.35	11.18
Admiral Shares	11/13/2000	19.34	15.34	11.17
Institutional Shares	5/14/1998	19.35	15.36	11.19

See Financial Highlights for dividend and capital gains information.

7

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.2%)
	Praxair Inc.	2,029,863	321,023
	Ecolab Inc.	1,834,251	257,400
	FMC Corp.	950,068	84,756
	Albemarle Corp.	782,296	73,794
	International Flavors &
	Fragrances Inc.	557,539	69,113
*	Axalta Coating Systems
	Ltd.	1,559,227	47,260
	CF Industries Holdings
	Inc.	823,255	36,552
	Steel Dynamics Inc.	790,082	36,304
			926,202
Consumer Goods (7.1%)
	Philip Morris International
	Inc.	10,979,526	886,487
	NIKE Inc. Class B	9,059,952	721,897
	Colgate-Palmolive Co.	6,161,259	399,311
	Activision Blizzard Inc.	5,107,771	389,825
	Altria Group Inc.	6,684,039	379,587
*,^	Tesla Inc.	899,492	308,481
*	Electronic Arts Inc.	2,167,258	305,627
	Kraft Heinz Co.	4,305,789	270,490
	Constellation Brands Inc.
	Class A	1,127,750	246,831
	Estee Lauder Cos. Inc.
	Class A	1,582,165	225,759
*	Monster Beverage Corp.	2,980,931	170,807
	McCormick & Co. Inc.	856,661	99,450
	Brown-Forman Corp.
	Class B	1,978,897	96,986
*	Mohawk Industries Inc.	447,880	95,967
*	Take-Two Interactive
	Software Inc.	807,888	95,622
	Hershey Co.	997,470	92,825
	Church & Dwight Co.
	Inc.	1,728,435	91,884
*	Lululemon Athletica Inc.	711,371	88,815

	Stanley Black & Decker
	Inc.	545,625	72,464
*	NVR Inc.	24,279	72,117
*	LKQ Corp.	2,078,104	66,291
	Snap-on Inc.	399,752	64,248
	Clorox Co.	457,346	61,856
	Lennar Corp. Class A	1,018,412	53,467
	DR Horton Inc.	1,266,244	51,916
	Polaris Industries Inc.	423,703	51,768
	Tapestry Inc.	1,015,575	47,437
	Coty Inc. Class A	3,180,656	44,847
*	WABCO Holdings Inc.	378,574	44,301
	Hormel Foods Corp.	935,058	34,793
*,^	Under Armour Inc.
	Class A	1,309,296	29,433
*,^	Under Armour Inc.	1,354,235	28,547
	Lennar Corp. Class B	51,376	2,193
	Coca-Cola Co.	886	39
	Newell Brands Inc.	369	9
			5,692,377
Consumer Services (20.6%)
*	Amazon.com Inc.	2,913,191	4,951,842
	Home Depot Inc.	8,147,742	1,589,624
*	Netflix Inc.	2,916,842	1,141,739
	Comcast Corp. Class A	32,436,013	1,064,226
	Walt Disney Co.	10,001,553	1,048,263
	McDonald’s Corp.	5,545,879	868,984
*	Booking Holdings Inc.	340,270	689,758
	Costco Wholesale Corp.	3,099,502	647,734
	Lowe’s Cos. Inc.	5,540,991	529,552
	Starbucks Corp.	9,259,956	452,349
	TJX Cos. Inc.	4,206,757	400,399
*	Charter Communications
	Inc. Class A	1,174,114	344,262
	Marriott International Inc.
	Class A	1,871,989	236,994
	Ross Stores Inc.	2,674,433	226,658
	Southwest Airlines Co.	3,686,126	187,550
	Dollar General Corp.	1,896,918	187,036
	Yum! Brands Inc.	2,283,147	178,588

8

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Hilton Worldwide
	Holdings Inc.	2,113,866	167,334
*	O’Reilly Automotive Inc.	578,600	158,288
*	Dollar Tree Inc.	1,679,352	142,745
*	AutoZone Inc.	190,012	127,485
	Royal Caribbean Cruises
	Ltd.	1,196,486	123,956
	Wynn Resorts Ltd.	689,833	115,437
	Expedia Group Inc.	873,105	104,938
	MGM Resorts
	International	3,539,455	102,750
*	Ulta Beauty Inc.	406,035	94,793
	Carnival Corp.	1,415,332	81,113
*	Chipotle Mexican Grill
	Inc. Class A	176,709	76,227
*	Norwegian Cruise Line
	Holdings Ltd.	1,428,281	67,486
	Tractor Supply Co.	862,067	65,939
	Tiffany & Co.	416,782	54,849
	FactSet Research
	Systems Inc.	274,595	54,397
^	Sirius XM Holdings Inc.	7,908,669	53,542
*	CarMax Inc.	628,847	45,824
	Domino’s Pizza Inc.	149,321	42,134
	Wyndham Hotels &
	Resorts Inc.	704,767	41,461
*	Copart Inc.	695,350	39,329
	Hyatt Hotels Corp.
	Class A	295,397	22,790
*	TripAdvisor Inc.	374,045	20,838
	Rollins Inc.	346,150	18,201
	Wyndham Destinations
	Inc.	176,446	7,811
			16,575,225
Financials (13.1%)
	Visa Inc. Class A	12,616,008	1,670,990
	Mastercard Inc. Class A	6,548,897	1,286,989
	American Tower Corp.	3,119,528	449,742
	Charles Schwab Corp.	8,576,704	438,270
	BlackRock Inc.	791,932	395,206
	Simon Property Group
	Inc.	2,187,406	372,275
	S&P Global Inc.	1,775,106	361,926
	Crown Castle
	International Corp.	2,929,985	315,911
	Intercontinental
	Exchange Inc.	4,091,389	300,922
	Marsh & McLennan
	Cos. Inc.	3,590,754	294,334
	Prologis Inc.	3,758,928	246,924
	Equinix Inc.	561,343	241,316
	Public Storage	1,046,008	237,297
	Aon plc	1,727,249	236,927
	Moody’s Corp.	1,152,547	196,578
	Weyerhaeuser Co.	5,349,352	195,037

	T. Rowe Price Group Inc.	1,624,914	188,636
	AvalonBay Communities
	Inc.	976,429	167,838
	Digital Realty Trust Inc.	1,454,694	162,315
	Boston Properties Inc.	1,090,298	136,745
*	SBA Communications
	Corp. Class A	813,616	134,344
*	IHS Markit Ltd.	2,541,740	131,128
*	E*TRADE Financial Corp.	1,864,024	114,004
	Essex Property Trust Inc.	466,519	111,531
	First Republic Bank	1,142,834	110,615
	TD Ameritrade Holding
	Corp.	2,003,965	109,757
*	CBRE Group Inc. Class A	2,279,458	108,821
	Realty Income Corp.	2,008,746	108,050
*	SVB Financial Group	373,925	107,975
	Equifax Inc.	849,582	106,291
	MSCI Inc. Class A	634,852	105,024
*	Markel Corp.	93,198	101,059
	Alexandria Real Estate
	Equities Inc.	727,358	91,771
	Vornado Realty Trust	1,208,854	89,359
	Extra Space Storage Inc.	846,166	84,456
	Arthur J Gallagher & Co.	1,286,152	83,960
	Cboe Global Markets Inc.	794,536	82,687
	Welltower Inc.	1,312,150	82,259
	Mid-America Apartment
	Communities Inc.	803,729	80,911
	Ventas Inc.	1,258,403	71,666
	UDR Inc.	1,890,177	70,957
	Iron Mountain Inc.	2,019,362	70,698
	Regency Centers Corp.	1,076,964	66,858
	Federal Realty
	Investment Trust	517,179	65,449
	SL Green Realty Corp.	624,657	62,797
	SEI Investments Co.	1,003,567	62,743
	Comerica Inc.	606,904	55,180
*	Black Knight Inc.	1,002,572	53,688
	Invitation Homes Inc.	2,019,122	46,561
	Raymond James
	Financial Inc.	463,621	41,425
	Interactive Brokers Group
	Inc.	478,677	30,832
	Camden Property Trust	328,612	29,946
	Jones Lang LaSalle Inc.	160,230	26,597
			10,595,577
Health Care (11.0%)
	AbbVie Inc.	10,703,854	991,712
	Medtronic plc	9,573,070	819,551
	Bristol-Myers Squibb Co.	11,544,978	638,899
	Thermo Fisher Scientific
	Inc.	2,841,696	588,629
	Becton Dickinson and
	Co.	1,887,249	452,109
*	Biogen Inc.	1,490,313	432,548

9

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Celgene Corp.	5,119,363	406,580
*	Intuitive Surgical Inc.	800,217	382,888
	Stryker Corp.	2,111,667	356,576
*	Boston Scientific Corp.	9,745,763	318,687
*	Vertex Pharmaceuticals
	Inc.	1,799,984	305,925
	Zoetis Inc.	3,417,704	291,154
*	Illumina Inc.	1,038,305	289,988
*	Edwards Lifesciences
	Corp.	1,488,796	216,724
*	Regeneron
	Pharmaceuticals Inc.	561,498	193,711
*	Alexion Pharmaceuticals
	Inc.	1,493,726	185,446
*	Align Technology Inc.	538,077	184,098
*	Centene Corp.	1,377,484	169,720
*	IDEXX Laboratories Inc.	613,551	133,717
	Baxter International Inc.	1,804,359	133,234
*	Laboratory Corp. of
	America Holdings	722,632	129,734
*	ABIOMED Inc.	297,996	121,895
*	IQVIA Holdings Inc.	1,218,728	121,653
*	BioMarin Pharmaceutical
	Inc.	1,247,344	117,500
	ResMed Inc.	1,008,172	104,427
*	Waters Corp.	525,707	101,772
	Teleflex Inc.	321,395	86,201
*	Incyte Corp.	1,272,560	85,262
	Cooper Cos. Inc.	346,241	81,522
*	Henry Schein Inc.	1,087,927	79,027
*	Varian Medical Systems
	Inc.	646,294	73,497
*	Jazz Pharmaceuticals plc	402,594	69,367
*	Alnylam Pharmaceuticals
	Inc.	639,906	63,024
*	Nektar Therapeutics
	Class A	1,209,674	59,068
*	Alkermes plc	1,095,049	45,072
	Universal Health Services
	Inc. Class B	307,759	34,297
*	Seattle Genetics Inc.	363,201	24,113
			8,889,327
Industrials (14.1%)
	Boeing Co.	4,114,926	1,380,599
	3M Co.	4,193,300	824,906
	Union Pacific Corp.	5,440,612	770,826
	Accenture plc Class A	4,542,269	743,070
*	PayPal Holdings Inc.	7,967,500	663,454
	United Parcel Service Inc.
	Class B	4,870,660	517,410
	Lockheed Martin Corp.	1,714,264	506,445
	Automatic Data
	Processing Inc.	2,955,951	396,511

	Fidelity National
	Information Services
	Inc.	2,338,142	247,913
	Sherwin-Williams Co.	594,717	242,389
	Danaher Corp.	2,220,353	219,104
*	Fiserv Inc.	2,892,183	214,282
	Roper Technologies Inc.	728,762	201,073
	FedEx Corp.	849,433	192,872
	Amphenol Corp. Class A	2,129,621	185,596
*	Worldpay Inc. Class A	2,100,770	171,801
	Fortive Corp.	2,215,789	170,859
	Rockwell Collins Inc.	1,160,073	156,239
	Paychex Inc.	2,285,200	156,193
	Illinois Tool Works Inc.	1,077,388	149,261
	Rockwell Automation Inc.	887,044	147,453
	Agilent Technologies Inc.	2,274,315	140,644
	Waste Connections Inc.	1,860,949	140,092
*	FleetCor Technologies
	Inc.	633,158	133,375
	Global Payments Inc.	1,126,861	125,634
	Vulcan Materials Co.	933,762	120,511
*	Verisk Analytics Inc.
	Class A	1,108,849	119,357
	AMETEK Inc.	1,635,653	118,029
	TransDigm Group Inc.	333,295	115,033
	Cintas Corp.	603,001	111,597
*	CoStar Group Inc.	257,194	106,126
*	Mettler-Toledo
	International Inc.	179,327	103,764
	Martin Marietta
	Materials Inc.	443,737	99,100
	Total System Services
	Inc.	1,158,896	97,950
	Fastenal Co.	2,031,686	97,785
	Broadridge Financial
	Solutions Inc.	832,059	95,770
	Expeditors International
	of Washington Inc.	1,233,796	90,190
	Xylem Inc.	1,270,751	85,623
*	XPO Logistics Inc.	851,470	85,300
	CH Robinson Worldwide
	Inc.	983,472	82,277
	Masco Corp.	2,193,065	82,064
	Kansas City Southern	724,704	76,790
	JB Hunt Transport
	Services Inc.	620,189	75,384
	Packaging Corp. of
	America	665,858	74,436
	Huntington Ingalls
	Industries Inc.	314,339	68,146
	Wabtec Corp.	612,010	60,332
*	Trimble Inc.	1,760,282	57,808
*	Sensata Technologies
	Holding plc	1,210,671	57,604

10

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Fortune Brands Home
	& Security Inc.	1,030,736	55,340
*	IPG Photonics Corp.	246,476	54,380
	Robert Half International
	Inc.	829,030	53,970
	TransUnion	648,770	46,478
*	United Rentals Inc.	295,240	43,583
	Hubbell Inc. Class B	387,502	40,974
	Alliance Data Systems
	Corp.	166,576	38,846
	Old Dominion Freight
	Line Inc.	246,372	36,700
	AO Smith Corp.	513,910	30,398
	Cognex Corp.	579,143	25,836
	FLIR Systems Inc.	484,601	25,185
	Owens Corning	390,948	24,774
	Sealed Air Corp.	569,160	24,161
	Acuity Brands Inc.	145,039	16,806
			11,396,408
Oil & Gas (4.0%)
	Schlumberger Ltd.	9,784,131	655,830
	EOG Resources Inc.	4,089,091	508,806
	Occidental Petroleum
	Corp.	5,409,398	452,658
	Anadarko Petroleum
	Corp.	3,638,738	266,538
	Pioneer Natural
	Resources Co.	1,203,942	227,834
*	Concho Resources Inc.	1,052,929	145,673
	Halliburton Co.	2,938,707	132,418
	Noble Energy Inc.	3,421,766	120,720
	ONEOK Inc.	1,450,657	101,299
*	Cheniere Energy Inc.	1,489,614	97,108
	Diamondback Energy Inc.	695,939	91,565
	Cabot Oil & Gas Corp.	3,189,164	75,902
	Cimarex Energy Co.	674,048	68,578
	Apache Corp.	1,347,773	63,008
	EQT Corp.	939,171	51,823
*	Continental Resources
	Inc.	664,046	43,004
	Targa Resources Corp.	736,463	36,447
*	Antero Resources Corp.	1,676,693	35,797
	Helmerich & Payne Inc.	182,381	11,629
			3,186,637
Technology (28.6%)
	Apple Inc.	31,245,236	5,783,806
*	Facebook Inc. Class A	16,941,966	3,292,163
*	Alphabet Inc. Class A	2,109,078	2,381,550
*	Alphabet Inc. Class C	2,095,411	2,337,745
	NVIDIA Corp.	3,858,634	914,110
*	Adobe Systems Inc.	3,478,463	848,084
	Texas Instruments Inc.	6,914,082	762,278
	Broadcom Inc.	2,901,217	703,951
*	salesforce.com Inc.	4,984,736	679,918

*	Micron Technology Inc.	8,191,721	429,574
	Intuit Inc.	1,721,782	351,769
	Applied Materials Inc.	7,421,215	342,786
	Cognizant Technology
	Solutions Corp. Class A	4,138,380	326,891
	Analog Devices Inc.	2,612,182	250,560
*	ServiceNow Inc.	1,248,071	215,255
*	Twitter Inc.	4,786,305	209,018
*	Autodesk Inc.	1,547,983	202,925
	Lam Research Corp.	1,159,094	200,349
*	Red Hat Inc.	1,255,200	168,661
	Microchip Technology
	Inc.	1,661,071	151,074
*	Cerner Corp.	2,226,447	133,119
*	Palo Alto Networks Inc.	616,314	126,634
*	Workday Inc. Class A	1,032,477	125,054
	Skyworks Solutions Inc.	1,286,123	124,304
	Harris Corp.	838,602	121,212
*	Square Inc.	1,945,311	119,909
	Xilinx Inc.	1,789,892	116,808
	Maxim Integrated
	Products Inc.	1,975,458	115,880
	KLA-Tencor Corp.	1,100,961	112,882
*	VeriSign Inc.	783,094	107,613
*	ANSYS Inc.	593,432	103,364
*	Splunk Inc.	1,024,005	101,489
*	Advanced Micro Devices
	Inc.	6,499,190	97,423
*	Citrix Systems Inc.	909,347	95,336
*	Arista Networks Inc.	367,759	94,694
*	Cadence Design
	Systems Inc.	1,991,097	86,234
*	Akamai Technologies Inc.	1,146,303	83,944
*	IAC/InterActiveCorp	549,706	83,825
*	Gartner Inc.	612,187	81,360
*	VMware Inc. Class A	520,551	76,505
*	F5 Networks Inc.	431,647	74,437
*	Qorvo Inc.	893,465	71,629
	CDK Global Inc.	929,586	60,470
*,^	Snap Inc.	3,668,677	48,023
	LogMeIn Inc.	368,744	38,073
	SS&C Technologies
	Holdings Inc.	713,554	37,033
*	GoDaddy Inc. Class A	498,252	35,177
*	Dropbox Inc. Class A	390,400	12,657
*,^	Match Group Inc.	177,161	6,863
			23,044,418
Telecommunications (0.2%)
*	T-Mobile US Inc.	2,096,237	125,250
*	Zayo Group Holdings Inc.	1,492,237	54,437
			179,687
Total Common Stocks
(Cost $46,742,651)			80,485,858

11

Growth Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.4%)[1]
	Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity
	Fund, 2.122%	3,253,902	325,423

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
4	United States Treasury
	Bill, 1.986%, 10/18/18	5,500	5,468
4	United States Treasury
	Bill, 2.027%, 11/15/18	2,000	1,985
			7,453
Total Temporary Cash Investments
	(Cost $332,817)		332,876
	Total Investments (100.3%)
	(Cost $47,075,468)		80,818,734

			Amount
			($000)
Other Assets and Liabilities (-0.3%)
	Other Assets
	Investment in Vanguard		4,219
Receivables for Accrued Income			53,409
Receivables for Capital Shares Issued			71,564
Variation Margin Receivable—
	Futures Contracts		103
	Total Other Assets		129,295
	Liabilities
Payables for Investment Securities
	Purchased		(45,265)
Collateral for Securities on Loan			(235,181)
Payables for Capital Shares Redeemed			(39,575)
	Payables for Distributions		(1)
	Payables to Vanguard		(25,027)
	Other Liabilities		(30)
	Total Liabilities		(345,079)
	Net Assets (100%)		80,602,950

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	48,214,393
Undistributed Net Investment Income	2,502
Accumulated Net Realized Losses	(1,354,183)
Unrealized Appreciation (Depreciation)
Investment Securities	33,743,266
Futures Contracts	(3,028)
Net Assets	80,602,950

Investor Shares—Net Assets
Applicable to 41,227,695 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,179,888
Net Asset Value Per Share—
Investor Shares	$77.13

ETF Shares—Net Assets
Applicable to 236,257,996 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	35,395,527
Net Asset Value Per Share—
ETF Shares	$149.82

Admiral Shares—Net Assets
Applicable to 367,312,886 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	28,326,275
Net Asset Value Per Share—
Admiral Shares	$77.12

12

Growth Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 177,657,840 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	13,701,260
Net Asset Value Per Share—
Institutional Shares	$77.12

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $225,208,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $235,181,000 of collateral received for securities on loan.
4 Securities with a value of $5,766,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	982	133,631	(3,028)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Growth Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	453,383
Interest[1]	1,052
Securities Lending—Net	2,979
Total Income	457,414
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,049
Management and Administrative—Investor Shares	2,370
Management and Administrative—ETF Shares	6,216
Management and Administrative—Admiral Shares	4,972
Management and Administrative—Institutional Shares	2,057
Marketing and Distribution—Investor Shares	267
Marketing and Distribution—ETF Shares	693
Marketing and Distribution—Admiral Shares	910
Marketing and Distribution—Institutional Shares	131
Custodian Fees	239
Shareholders’ Reports—Investor Shares	30
Shareholders’ Reports—ETF Shares	407
Shareholders’ Reports—Admiral Shares	95
Shareholders’ Reports—Institutional Shares	37
Trustees’ Fees and Expenses	27
Total Expenses	20,500
Net Investment Income	436,914
Realized Net Gain (Loss)
Investment Securities Sold[1]	994,404
Futures Contracts	59
Realized Net Gain (Loss)	994,463
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,896,165
Futures Contracts	(3,849)
Change in Unrealized Appreciation (Depreciation)	3,892,316
Net Increase (Decrease) in Net Assets Resulting from Operations	5,323,693

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $980,000, ($17,000), and $48,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	436,914	817,270
Realized Net Gain (Loss)	994,463	2,678,539
Change in Unrealized Appreciation (Depreciation)	3,892,316	11,974,496
Net Increase (Decrease) in Net Assets Resulting from Operations	5,323,693	15,470,305
Distributions
Net Investment Income
Investor Shares	(15,071)	(36,010)
ETF Shares	(180,554)	(350,060)
Admiral Shares	(146,068)	(286,472)
Institutional Shares	(70,953)	(144,292)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(412,646)	(816,834)
Capital Share Transactions
Investor Shares	(237,741)	(467,007)
ETF Shares	1,844,547	2,142,821
Admiral Shares	590,644	2,282,546
Institutional Shares	377,799	176,388
Net Increase (Decrease) from Capital Share Transactions	2,575,249	4,134,748
Total Increase (Decrease)	7,486,296	18,788,219
Net Assets
Beginning of Period	73,116,654	54,328,435
End of Period[1]	80,602,950	73,116,654
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,502,000 and ($21,766,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$72.36	$57.32	$54.78	$53.71	$47.87	$36.65
Investment Operations
Net Investment Income	. 381[1]	.750[1]	.720	. 652.579		.508
Net Realized and Unrealized Gain (Loss)
on Investments	4.744	15.037	2.548	1.054	5.837	11.219
Total from Investment Operations	5.125	15.787	3.268	1.706	6.416	11.727
Distributions
Dividends from Net Investment Income	(. 355)	(.747)	(.728)	(. 636)	(. 576)	(. 507)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 355)	(.747)	(.728)	(. 636)	(. 576)	(. 507)
Net Asset Value, End of Period	$77.13	$72.36	$57.32	$54.78	$53.71	$47.87

Total Return[2]	7.08%	27.65%	5.99%	3.17%	13.47%	32.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,180	$3,210	$2,938	$3,038	$3,270	$3,630
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.18%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.05%	1.15%	1.31%	1.20%	1.17%	1.22%
Portfolio Turnover Rate [3]	10%	8%	11%	9%	9%	32%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$140.55	$111.33	$106.40	$104.33	$92.99	$71.19
Investment Operations
Net Investment Income	. 831[1]	1.626[1]	1.528	1.420	1.268	1.112
Net Realized and Unrealized Gain (Loss)
on Investments	9.218	29.200	4.949	2.038	11.332	21.798
Total from Investment Operations	10.049	30.826	6.477	3.458	12.600	22.910
Distributions
Dividends from Net Investment Income	(.779)	(1.606)	(1.547)	(1.388)	(1.260)	(1.110)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.779)	(1.606)	(1.547)	(1.388)	(1.260)	(1.110)
Net Asset Value, End of Period	$149.82	$140.55	$111.33	$106.40	$104.33	$92.99

Total Return	7.16%	27.80%	6.13%	3.32%	13.62%	32.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,396	$31,399	$23,040	$20,706	$17,340	$13,265
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.17%	1.27%	1.43%	1.34%	1.31%	1.37%
Portfolio Turnover Rate[2]	10%	8%	11%	9%	9%	32%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$72.35	$57.31	$54.77	$53.71	$47.87	$36.64
Investment Operations
Net Investment Income	. 426[1]	.836[1]	.786	.731	.653	.572
Net Realized and Unrealized Gain (Loss)
on Investments	4.745	15.032	2.550	1.044	5.836	11.229
Total from Investment Operations	5.171	15.868	3.336	1.775	6.489	11.801
Distributions
Dividends from Net Investment Income	(. 401)	(. 828)	(.796)	(.715)	(. 649)	(. 571)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 401)	(. 828)	(.796)	(.715)	(. 649)	(. 571)
Net Asset Value, End of Period	$77.12	$72.35	$57.31	$54.77	$53.71	$47.87

Total Return[2]	7.15%	27.80%	6.12%	3.30%	13.63%	32.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,326	$26,013	$18,617	$16,777	$14,907	$7,903
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.17%	1.27%	1.43%	1.34%	1.31%	1.37%
Portfolio Turnover Rate [3]	10%	8%	11%	9%	9%	32%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$72.35	$57.31	$54.77	$53.70	$47.87	$36.64
Investment Operations
Net Investment Income	. 430[1]	.841[1]	.792	.737	.657	.576
Net Realized and Unrealized Gain (Loss)
on Investments	4.744	15.032	2.549	1.053	5.826	11.229
Total from Investment Operations	5.174	15.873	3.341	1.790	6.483	11.805
Distributions
Dividends from Net Investment Income	(. 404)	(. 833)	(. 801)	(.720)	(. 653)	(. 575)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 404)	(. 833)	(. 801)	(.720)	(. 653)	(. 575)
Net Asset Value, End of Period	$77.12	$72.35	$57.31	$54.77	$53.70	$47.87

Total Return	7.15%	27.81%	6.13%	3.33%	13.62%	32.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,701	$12,495	$9,733	$9,380	$9,545	$8,015
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.18%	1.28%	1.44%	1.35%	1.32%	1.38%
Portfolio Turnover Rate[2]	10%	8%	11%	9%	9%	32%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

20

Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

21

Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $4,219,000, representing 0.01% of the fund’s net assets and 1.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	80,485,858	—	—
Temporary Cash Investments	325,423	7,453	—
Futures Contracts—Assets[1]	103	—	—
Total	80,811,384	7,453	—
1 Represents variation margin on the last day of the reporting period.

22

Growth Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $1,206,823,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $1,138,498,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $47,075,468,000. Net unrealized appreciation of investment securities for tax purposes was $33,743,266,000, consisting of unrealized gains of $34,381,328,000 on securities that had risen in value since their purchase and $638,062,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $9,525,807,000 of investment securities and sold $6,877,688,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,003,477,000 and $3,214,244,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $570,683,000 and $1,499,325,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

23

Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares (sample)
Issued	288,387	3,818	574,900	8,773
Issued in Lieu of Cash Distributions	13,964	181	33,555	500
Redeemed	(540,092)	(7,128)	(1,075,462)	(16,179)
Net Increase (Decrease)—Investor Shares	(237,741)	(3,129)	(467,007)	(6,906)
ETF Shares
Issued	5,079,931	34,481	7,231,868	55,920
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,235,384)	(21,625)	(5,089,047)	(39,475)
Net Increase (Decrease)—ETF Shares	1,844,547	12,856	2,142,821	16,445
Admiral Shares
Issued	2,890,229	38,272	5,551,319	84,396
Issued in Lieu of Cash Distributions	130,078	1,688	254,602	3,779
Redeemed	(2,429,663)	(32,208)	(3,523,375)	(53,477)
Net Increase (Decrease)—Admiral Shares	590,644	7,752	2,282,546	34,698
Institutional Shares
Issued	1,370,742	18,165	2,399,897	36,639
Issued in Lieu of Cash Distributions	66,201	859	135,176	2,010
Redeemed	(1,059,144)	(14,070)	(2,358,685)	(35,775)
Net Increase (Decrease)—Institutional Shares	377,799	4,954	176,388	2,874

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

24

Value Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIVAX	VTV	VVIAX	VIVIX
Expense Ratio[1]	0.17%	0.05%	0.05%	0.04%
30-Day SEC Yield	2.43%	2.55%	2.55%	2.56%

Portfolio Characteristics
		CRSP US	DJ
		Large Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	339	336	3,779
Median Market Cap	$100.0B	$100.0B	$64.0B
Price/Earnings Ratio	17.3x	17.3x	20.7x
Price/Book Ratio	2.3x	2.3x	3.0x
Return on Equity	14.8%	14.6%	15.0%
Earnings Growth Rate	3.1%	3.1%	8.3%
Dividend Yield	2.5%	2.5%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	9%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Large Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	3.2%	3.2%	2.5%
Consumer Goods	9.4	9.4	8.1
Consumer Services	6.9	6.9	13.3
Financials	24.1	24.1	19.9
Health Care	14.5	14.5	12.6
Industrials	9.9	9.9	12.7
Oil & Gas	8.4	8.4	6.1
Technology	14.5	14.5	20.1
Telecommunications	3.7	3.7	1.8
Utilities	5.4	5.4	2.9

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.92
Beta	1.00	0.93
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Microsoft Corp.	Software	6.1%
Berkshire Hathaway Inc. Reinsurance		2.9
JPMorgan Chase & Co.	Banks	2.9
Exxon Mobil Corp.	Integrated Oil & Gas	2.8
Johnson & Johnson	Pharmaceuticals	2.6
Bank of America Corp.	Banks	2.2
Wells Fargo & Co.	Banks	2.0
Chevron Corp.	Integrated Oil & Gas	1.9
UnitedHealth Group Inc.	Health Care
	Providers	1.9
AT&T Inc.	Fixed Line
	Telecommunications	1.9
Top Ten		27.2%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for
Admiral Shares, and 0.04% for Institutional Shares.

Value Index Fund

Investment Focus

26

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	10.05%	11.49%	9.10%
ETF Shares	1/26/2004
Market Price		10.21	11.64	9.26
Net Asset Value		10.21	11.64	9.25
Admiral Shares	11/13/2000	10.22	11.64	9.25
Institutional Shares	7/2/1998	10.20	11.65	9.27

See Financial Highlights for dividend and capital gains information.

27

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (3.2%)
DowDuPont Inc.	12,576,049	829,013
LyondellBasell Industries
NV Class A	1,700,079	186,754
Air Products & Chemicals
Inc.	1,188,193	185,037
PPG Industries Inc.	1,351,884	140,231
Freeport-McMoRan Inc.	7,463,762	128,825
International Paper Co.	2,242,482	116,788
Newmont Mining Corp.	2,893,874	109,128
Nucor Corp.	1,722,664	107,666
Celanese Corp. Class A	735,580	81,694
Eastman Chemical Co.	695,552	69,527
Mosaic Co.	1,883,416	52,830
Avery Dennison Corp.	476,405	48,641
Reliance Steel &
Aluminum Co.	371,634	32,533
CF Industries Holdings
Inc.	631,449	28,036
* Alcoa Corp.	504,347	23,644
Westlake Chemical Corp.	210,286	22,633
		2,162,980
Consumer Goods (9.4%)
Procter & Gamble Co.	13,624,751	1,063,548
Coca-Cola Co.	20,749,814	910,087
PepsiCo Inc.	7,682,746	836,421
Mondelez International
Inc. Class A	7,992,789	327,704
Altria Group Inc.	5,127,612	291,197
General Motors Co.	6,873,120	270,801
Ford Motor Co.	21,220,295	234,909
Kimberly-Clark Corp.	1,893,116	199,421
General Mills Inc.	3,214,255	142,263
VF Corp.	1,722,486	140,417
Archer-Daniels-Midland
Co.	3,031,765	138,946

	Aptiv plc	1,435,801	131,562
	Dr Pepper Snapple Group
	Inc.	977,260	119,226
	Tyson Foods Inc. Class A	1,614,108	111,131
	Kellogg Co.	1,505,038	105,157
	Conagra Brands Inc.	2,130,059	76,107
	Genuine Parts Co.	757,401	69,522
	Molson Coors Brewing
	Co. Class B	1,007,788	68,570
	Lear Corp.	358,945	66,696
	JM Smucker Co.	583,996	62,768
	PVH Corp.	417,078	62,445
	Newell Brands Inc.	2,367,171	61,049
	Hasbro Inc.	608,649	56,184
	Stanley Black & Decker
	Inc.	418,908	55,635
	Lamb Weston Holdings
	Inc.	791,254	54,209
	Bunge Ltd.	762,604	53,161
*	Michael Kors Holdings
	Ltd.	782,248	52,098
	Whirlpool Corp.	349,366	51,088
	BorgWarner Inc.	1,136,789	49,064
	Clorox Co.	351,263	47,508
^	Hanesbrands Inc.	1,949,080	42,919
^	Campbell Soup Co.	1,057,830	42,884
	Lennar Corp. Class A	799,847	41,992
	PulteGroup Inc.	1,390,795	39,985
	DR Horton Inc.	972,392	39,868
	Harley-Davidson Inc.	900,741	37,903
	Ralph Lauren Corp.
	Class A	301,157	37,862
	Tapestry Inc.	778,680	36,372
	Jefferies Financial Group
	Inc.	1,584,934	36,041
	Hormel Foods Corp.	717,313	26,691
	Ingredion Inc.	196,136	21,712

28

Value Index Fund

			Market
			Value•
		Shares	($000)
	Goodyear Tire & Rubber
	Co.	653,741	15,226
*	Pilgrim’s Pride Corp.	135,669	2,731
	Lennar Corp. Class B	14,996	640
			6,331,720
Consumer Services (6.9%)
	Walmart Inc.	7,999,504	685,158
	CVS Health Corp.	5,510,050	354,572
	Twenty-First Century
	Fox Inc. Class A	5,712,676	283,863
	Walgreens Boots
	Alliance Inc.	4,568,296	274,166
	Target Corp.	2,889,446	219,945
*	eBay Inc.	5,117,886	185,575
	Sysco Corp.	2,541,334	173,548
	Delta Air Lines Inc.	3,423,762	169,613
	Las Vegas Sands Corp.	2,139,186	163,348
	McKesson Corp.	1,118,570	149,217
	Twenty-First Century
	Fox Inc.	2,596,582	127,934
	Kroger Co.	4,359,636	124,032
	CBS Corp. Class B	1,768,237	99,410
	Best Buy Co. Inc.	1,297,373	96,758
	Omnicom Group Inc.	1,231,230	93,906
*	United Continental
	Holdings Inc.	1,275,970	88,973
	American Airlines Group
	Inc.	2,281,014	86,587
	Cardinal Health Inc.	1,682,005	82,132
	AmerisourceBergen
	Corp. Class A	892,498	76,103
	Darden Restaurants Inc.	670,256	71,758
	Kohl’s Corp.	910,808	66,398
	Carnival Corp.	1,087,524	62,326
	Macy’s Inc.	1,658,723	62,086
	Nielsen Holdings plc	1,928,584	59,651
	Viacom Inc. Class B	1,970,237	59,422
	Advance Auto Parts Inc.	380,817	51,677
*	Qurate Retail Group Inc.
	QVC Group Class A	2,383,143	50,570
	Aramark	1,331,838	49,411
	Interpublic Group of
	Cos. Inc.	2,085,855	48,892
	Gap Inc.	1,475,634	47,796
	L Brands Inc.	1,282,289	47,291
*	Discovery
	Communications Inc.	1,827,499	46,601
*	Liberty Media Corp-
	Liberty SiriusXM C	928,234	42,105
	Tiffany & Co.	319,227	42,010
	News Corp. Class A	2,709,884	42,003
	Alaska Air Group Inc.	667,600	40,316
*	DISH Network Corp.
	Class A	1,180,930	39,691
*	CarMax Inc.	481,818	35,110

	Nordstrom Inc.	637,715	33,021
^,*	Discovery
	Communications Inc.
	Class A	869,697	23,917
*	Liberty Media Corp-
	Liberty SiriusXM A	442,862	19,951
	Altice USA Inc. Class A	664,856	11,342
	Wyndham Destinations
	Inc.	138,125	6,115
	CBS Corp. Class A	30,645	1,736
	News Corp. Class B	18,801	298
	Viacom Inc. Class A	5,457	194
	Hilton Worldwide
	Holdings Inc.	345	27
			4,596,555
Financials (24.0%)
*	Berkshire Hathaway Inc.
	Class B	10,553,683	1,969,845
	JPMorgan Chase & Co.	18,450,362	1,922,528
	Bank of America Corp.	52,199,055	1,471,491
	Wells Fargo & Co.	23,765,669	1,317,569
	Citigroup Inc.	13,818,668	924,745
	US Bancorp	8,456,598	422,999
	Goldman Sachs Group
	Inc.	1,842,532	406,407
	American Express Co.	3,729,185	365,460
	Morgan Stanley	7,195,029	341,044
	PNC Financial Services
	Group Inc.	2,416,430	326,460
	Chubb Ltd.	2,397,743	304,561
	CME Group Inc.	1,845,360	302,491
	Bank of New York
	Mellon Corp.	4,930,044	265,877
	American International
	Group Inc.	4,864,213	257,901
	Capital One Financial
	Corp.	2,636,991	242,339
	BB&T Corp.	4,225,768	213,148
	Prudential Financial Inc.	2,276,485	212,874
	MetLife Inc.	4,407,742	192,178
	Progressive Corp.	3,156,398	186,701
	Aflac Inc.	4,196,776	180,545
	Travelers Cos. Inc.	1,464,970	179,224
	State Street Corp.	1,880,266	175,034
	Allstate Corp.	1,905,417	173,907
	SunTrust Banks Inc.	2,521,263	166,454
	Discover Financial
	Services	1,890,276	133,094
	Synchrony Financial	3,889,062	129,817
	Equity Residential	1,996,852	127,179
	M&T Bank Corp.	708,943	120,627
	Northern Trust Corp.	1,158,000	119,147
	KeyCorp	5,759,673	112,544
	Ameriprise Financial Inc.	783,280	109,565
	Willis Towers Watson plc	715,106	108,410

29

Value Index Fund

			Market
			Value•
		Shares	($000)
	Regions Financial Corp.	6,080,544	108,112
	Fifth Third Bancorp	3,711,384	106,517
	Citizens Financial Group
	Inc.	2,624,452	102,091
	Hartford Financial
	Services Group Inc.	1,938,939	99,138
	Huntington Bancshares
	Inc.	5,963,900	88,027
	Host Hotels & Resorts
	Inc.	4,023,093	84,767
	Principal Financial Group
	Inc.	1,550,651	82,107
	XL Group Ltd.	1,398,224	78,231
	Lincoln National Corp.	1,184,369	73,727
	Loews Corp.	1,469,476	70,946
	GGP Inc.	3,372,699	68,904
	HCP Inc.	2,542,748	65,654
	Annaly Capital
	Management Inc.	6,278,406	64,605
	Welltower Inc.	1,010,058	63,321
	Ally Financial Inc.	2,327,945	61,155
	Invesco Ltd.	2,223,717	59,062
	Nasdaq Inc.	634,073	57,872
	Cincinnati Financial Corp.	844,011	56,431
	Franklin Resources Inc.	1,754,556	56,233
	Zions Bancorporation	1,066,856	56,213
	Duke Realty Corp.	1,932,146	56,090
*	Arch Capital Group Ltd.	2,100,837	55,588
	Ventas Inc.	964,604	54,934
	FNF Group	1,402,948	52,779
	Everest Re Group Ltd.	222,178	51,208
	Western Union Co.	2,502,063	50,867
	Reinsurance Group of
	America Inc. Class A	349,208	46,612
	Alleghany Corp.	78,903	45,367
	Torchmark Corp.	553,198	45,036
	Unum Group	1,197,243	44,286
	Affiliated Managers
	Group Inc.	293,976	43,705
	Macerich Co.	764,702	43,458
*	Liberty Broadband Corp.	572,742	43,368
	Voya Financial Inc.	913,929	42,955
	AGNC Investment Corp.	2,280,272	42,390
	Comerica Inc.	465,088	42,286
	VEREIT Inc.	5,239,436	38,981
*	Athene Holding Ltd.
	Class A	847,960	37,175
	Kimco Realty Corp.	2,183,966	37,106
	WR Berkley Corp.	494,948	35,839
	Lazard Ltd. Class A	705,666	34,514
	People’s United Financial
	Inc.	1,884,636	34,093
	Raymond James
	Financial Inc.	356,614	31,863
	CIT Group Inc.	628,909	31,703

	New York Community
	Bancorp Inc.	2,521,174	27,834
*	Brighthouse Financial Inc.	648,558	25,988
	Camden Property Trust	251,388	22,909
	Jones Lang LaSalle Inc.	123,301	20,467
*	AXA Equitable Holdings
	Inc.	933,982	19,249
*	Liberty Broadband Corp.
	Class A	141,031	10,668
*	Berkshire Hathaway Inc.
	Class A	14	3,949
			16,158,545
Health Care (14.5%)
	Johnson & Johnson	14,534,421	1,763,607
	UnitedHealth Group Inc.	5,207,522	1,277,614
	Pfizer Inc.	31,698,282	1,150,014
	Merck & Co. Inc.	14,578,865	884,937
	Amgen Inc.	3,585,987	661,937
	Abbott Laboratories	9,500,105	579,411
	Gilead Sciences Inc.	7,046,471	499,172
	Eli Lilly & Co.	5,319,643	453,925
	Anthem Inc.	1,383,326	329,273
	Aetna Inc.	1,773,073	325,359
	Allergan plc	1,836,883	306,245
*	Express Scripts Holding
	Co.	3,043,242	234,969
	Cigna Corp.	1,318,394	224,061
	Humana Inc.	746,124	222,069
	HCA Healthcare Inc.	1,514,868	155,426
	Zimmer Biomet Holdings
	Inc.	1,102,403	122,852
	Baxter International Inc.	1,383,198	102,135
*	Mylan NV	2,651,130	95,812
	Quest Diagnostics Inc.	735,239	80,832
*	Hologic Inc.	1,477,233	58,720
	Dentsply Sirona Inc.	1,231,352	53,896
*	DaVita Inc.	708,435	49,194
	Perrigo Co. plc	674,446	49,174
	Universal Health
	Services Inc. Class B	235,718	26,268
			9,706,902
Industrials (9.9%)
	General Electric Co.	47,065,992	640,568
	Honeywell International
	Inc.	4,047,993	583,113
	United Technologies
	Corp.	4,118,551	514,942
	Caterpillar Inc.	3,240,722	439,669
	Raytheon Co.	1,556,276	300,641
	Northrop Grumman
	Corp.	944,850	290,730
	CSX Corp.	4,505,914	287,387
	General Dynamics
	Corp.	1,368,072	255,022
	Deere & Co.	1,754,627	245,297

30

Value Index Fund

			Market
			Value•
		Shares	($000)
	Emerson Electric Co.	3,414,596	236,085
	Norfolk Southern Corp.	1,531,145	231,004
	Waste Management Inc.	2,343,817	190,646
	Eaton Corp. plc	2,370,520	177,173
	TE Connectivity Ltd.	1,898,157	170,948
	Danaher Corp.	1,704,375	168,188
	Johnson Controls
	International plc	5,020,615	167,940
	FedEx Corp.	651,977	148,038
	Ingersoll-Rand plc	1,344,810	120,670
	PACCAR Inc.	1,908,086	118,225
	Illinois Tool Works Inc.	825,525	114,368
	Cummins Inc.	849,014	112,919
	Parker-Hannifin Corp.	719,954	112,205
	Textron Inc.	1,250,012	82,388
	L3 Technologies Inc.	424,892	81,715
	WW Grainger Inc.	257,776	79,498
	WestRock Co.	1,391,358	79,335
	Republic Services Inc.
	Class A	1,154,309	78,909
	Ball Corp.	1,890,204	67,197
	Dover Corp.	837,454	61,302
*	First Data Corp. Class A	2,497,485	52,272
	Jacobs Engineering
	Group Inc.	767,547	48,732
	Arconic Inc.	2,359,775	40,140
	Fluor Corp.	763,177	37,228
	Pentair plc	868,132	36,531
*	Arrow Electronics Inc.	473,957	35,680
*	United Rentals Inc.	226,253	33,399
*	Crown Holdings Inc.	729,992	32,674
	ManpowerGroup Inc.	356,268	30,660
	Alliance Data Systems
	Corp.	128,065	29,865
	Allison Transmission
	Holdings Inc.	706,551	28,608
	Xerox Corp.	1,172,372	28,137
	Owens Corning	299,694	18,992
	Sealed Air Corp.	436,629	18,535
*	Stericycle Inc.	231,185	15,094
	Flowserve Corp.	354,973	14,341
^	ADT Inc.	604,693	5,231
	Lockheed Martin Corp.	86	25
			6,662,266
Oil & Gas (8.3%)
	Exxon Mobil Corp.	22,943,350	1,898,103
	Chevron Corp.	10,355,721	1,309,274
	ConocoPhillips	6,341,852	441,520
	Valero Energy Corp.	2,335,414	258,834
	Phillips 66	2,271,711	255,136
	Kinder Morgan Inc.	10,165,047	179,616
	Marathon Petroleum
	Corp.	2,503,513	175,647
	Williams Cos. Inc.	4,488,396	121,681
	Devon Energy Corp.	2,696,597	118,542

	Hess Corp.	1,546,505	103,446
	Andeavor	777,269	101,962
	Halliburton Co.	2,252,117	101,480
	Marathon Oil Corp.	4,619,079	96,354
	National Oilwell Varco
	Inc.	2,067,604	89,734
	ONEOK Inc.	1,112,666	77,698
	Baker Hughes a GE Co.	2,253,953	74,448
	HollyFrontier Corp.	955,620	65,393
	Apache Corp.	1,034,487	48,362
	EQT Corp.	720,691	39,768
	OGE Energy Corp.	1,080,310	38,038
	Helmerich & Payne Inc.	141,254	9,006
			5,604,042
Technology (14.5%)
	Microsoft Corp.	41,634,362	4,105,564
	Intel Corp.	25,251,710	1,255,263
	Cisco Systems Inc.	25,484,649	1,096,604
	International Business
	Machines Corp.	4,974,359	694,918
	Oracle Corp.	15,485,479	682,290
	QUALCOMM Inc.	8,034,077	450,872
	HP Inc.	8,875,923	201,395
	DXC Technology Co.	1,549,386	124,896
	Corning Inc.	4,503,226	123,884
	Hewlett Packard
	Enterprise Co.	8,268,065	120,796
	Western Digital Corp.	1,541,760	119,348
	NetApp Inc.	1,450,581	113,914
	Motorola Solutions Inc.	879,251	102,318
*	Dell Technologies Inc.
	Class V	1,079,265	91,284
	Seagate Technology plc	1,398,762	78,988
	Symantec Corp.	3,372,516	69,643
*	Synopsys Inc.	805,048	68,888
	CA Inc.	1,691,404	60,299
	Juniper Networks Inc.	1,890,182	51,829
	Marvell Technology
	Group Ltd.	2,305,896	49,438
	Garmin Ltd.	615,066	37,519
	CDW Corp.	412,386	33,317
*	Advanced Micro
	Devices Inc.	130	2
			9,733,269
Telecommunications (3.7%)
	AT&T Inc.	39,369,373	1,264,151
	Verizon
	Communications Inc.	22,389,514	1,126,416
	CenturyLink Inc.	5,267,333	98,183
^,*	Sprint Corp.	3,264,369	17,758
			2,506,508
Utilities (5.4%)
	NextEra Energy Inc.	2,555,006	426,763
	Duke Energy Corp.	3,798,669	300,399
	Southern Co.	5,486,351	254,073

31

Value Index Fund

			Market
			Value•
		Shares	($000)
	Dominion Energy Inc.	3,536,096	241,091
	Exelon Corp.	5,229,982	222,797
	American Electric Power
	Co. Inc.	2,669,919	184,892
	Sempra Energy	1,430,581	166,105
	Public Service Enterprise
	Group Inc.	2,739,281	148,305
	Consolidated Edison Inc.	1,683,176	131,254
	Xcel Energy Inc.	2,759,373	126,048
	PG&E Corp.	2,800,710	119,198
	PPL Corp.	4,089,334	116,751
	Edison International	1,767,040	111,801
	WEC Energy Group Inc.	1,708,642	110,464
	DTE Energy Co.	982,757	101,843
	Eversource Energy	1,715,608	100,552
	FirstEnergy Corp.	2,586,890	92,895
	American Water Works
	Co. Inc.	964,268	82,329
	Ameren Corp.	1,313,296	79,914
	Entergy Corp.	978,765	79,074
	CMS Energy Corp.	1,532,984	72,479
	CenterPoint Energy Inc.	2,336,152	64,735
	Alliant Energy Corp.	1,252,041	52,986
	NiSource Inc.	1,970,391	51,782
	Pinnacle West Capital
	Corp.	605,545	48,783
	AES Corp.	3,581,220	48,024
*	Evergy Inc.	733,749	41,200
*	Vistra Energy Corp.	1,138,046	26,926
	Avangrid Inc.	337,160	17,846
	SCANA Corp.	365,114	14,064
			3,635,373
Total Common Stocks
(Cost $53,374,524)			67,098,160

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.2%)[1]
	Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity
	Fund, 2.122%	1,557,018	155,717

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
4	United States Treasury
	Bill, 1.890%, 8/9/18	1,000	998
4	United States Treasury
	Bill, 2.078%, 11/15/18	6,000	5,955
			6,953
Total Temporary Cash Investments
	(Cost $162,663)		162,670
	Total Investments (100.0%)
	(Cost $53,537,187)		67,260,830

			Amount
			($000)
Other Assets and Liabilities (0.0%)
	Other Assets
	Investment in Vanguard		3,492
Receivables for Accrued Income			64,948
Receivables for Capital Shares Issued			34,125
	Variation Margin Receivable—
	Futures Contracts		112
	Other Assets		332
	Total Other Assets		103,009
	Liabilities
Payables for Investment Securities
	Purchased		(61,174)
Collateral for Securities on Loan			(23,695)
Payables for Capital Shares Redeemed			(12,036)
	Payables for Distributions		(2)
	Payables to Vanguard		(18,143)
	Total Liabilities		(115,050)
	Net Assets (100%)		67,248,789

32

Value Index Fund

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	54,176,490
Undistributed Net Investment Income	7,776
Accumulated Net Realized Losses	(655,834)
Unrealized Appreciation (Depreciation)
Investment Securities	13,723,643
Futures Contracts	(3,286)
Net Asset	67,248,789

Investor Shares—Net Assets
Applicable to 38,027,666 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,539,893
Net Asset Value Per Share—
Investor Shares	$40.49

ETF Shares—Net Assets
Applicable to 373,144,595 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	38,725,410
Net Asset Value Per Share—
ETF Shares	$103.78

Admiral Shares—Net Assets
Applicable to 418,492,238 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	16,942,682
Net Asset Value Per Share—
Admiral Shares	$40.49

Amount
($000)
Institutional Shares—Net Assets
Applicable to 248,020,376 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,040,804
Net Asset Value Per Share—
Institutional Shares	$40.48

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $21,804,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $23,695,000 of collateral received for securities on loan.
4 Securities with a value of $6,307,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	1,065	144,925	(3,286)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Value Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	809,738
Interest[1]	880
Securities Lending—Net	298
Total Income	810,916
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,916
Management and Administrative—Investor Shares	1,149
Management and Administrative—ETF Shares	6,614
Management and Administrative—Admiral Shares	2,952
Management and Administrative—Institutional Shares	1,539
Marketing and Distribution—Investor Shares	136
Marketing and Distribution—ETF Shares	889
Marketing and Distribution—Admiral Shares	620
Marketing and Distribution—Institutional Shares	98
Custodian Fees	284
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—ETF Shares	445
Shareholders’ Reports—Admiral Shares	65
Shareholders’ Reports—Institutional Shares	41
Trustees’ Fees and Expenses	22
Total Expenses	16,784
Net Investment Income	794,132
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,111,905
Futures Contracts	3,661
Realized Net Gain (Loss)	1,115,566
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,656,121)
Futures Contracts	(4,159)
Change in Unrealized Appreciation (Depreciation)	(2,660,280)
Net Increase (Decrease) in Net Assets Resulting from Operations	(750,582)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $793,000, ($13,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	794,132	1,453,302
Realized Net Gain (Loss)	1,115,566	1,593,601
Change in Unrealized Appreciation (Depreciation)	(2,660,280)	6,244,701
Net Increase (Decrease) in Net Assets Resulting from Operations	(750,582)	9,291,604
Distributions
Net Investment Income
Investor Shares	(17,459)	(37,322)
ETF Shares	(442,464)	(810,631)
Admiral Shares	(197,827)	(373,158)
Institutional Shares	(118,089)	(233,385)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(775,839)	(1,454,496)
Capital Share Transactions
Investor Shares	(50,868)	(173,183)
ETF Shares	3,051,750	5,105,313
Admiral Shares	547,783	1,318,632
Institutional Shares	177,798	139,503
Net Increase (Decrease) from Capital Share Transactions	3,726,463	6,390,265
Total Increase (Decrease)	2,200,042	14,227,373
Net Assets
Beginning of Period	65,048,747	50,821,374
End of Period[1]	67,248,789	65,048,747
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,776,000 and ($10,517,000).

See accompanying Notes, which are an integral part of the Financial Statements.

35

Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$41.42	$36.24	$31.82	$32.95	$29.78	$22.93
Investment Operations
Net Investment Income	. 475[1]	.918[1]	. 850.782		.691	.621
Net Realized and Unrealized Gain (Loss)
on Investments	(.950)	5.166	4.415	(1.130)	3.164	6.847
Total from Investment Operations	(.475)	6.084	5.265	(.348)	3.855	7.468
Distributions
Dividends from Net Investment Income	(. 455)	(. 904)	(. 845)	(.782)	(. 685)	(. 618)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 455)	(. 904)	(. 845)	(.782)	(. 685)	(. 618)
Net Asset Value, End of Period	$40.49	$41.42	$36.24	$31.82	$32.95	$29.78

Total Return[2]	-1.16%	16.99%	16.75%	-1.03%	13.05%	32.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,540	$1,626	$1,587	$1,397	$1,593	$1,731
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.18%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.30%	2.40%	2.64%	2.44%	2.25%	2.35%
Portfolio Turnover Rate [3]	9%	9%	7%	8%	6%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$106.14	$92.87	$81.56	$84.45	$76.34	$58.79
Investment Operations
Net Investment Income	1.278[1]	2.473[1]	2.282	2.123	1.888	1.700
Net Realized and Unrealized Gain (Loss)
on Investments	(2.407)	13.234	11.301	(2.890)	8.095	17.538
Total from Investment Operations	(1.129)	15.707	13.583	(.767)	9.983	19.238
Distributions
Dividends from Net Investment Income	(1.231)	(2.437)	(2.273)	(2.123)	(1.873)	(1.688)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.231)	(2.437)	(2.273)	(2.123)	(1.873)	(1.688)
Net Asset Value, End of Period	$103.78	$106.14	$92.87	$81.56	$84.45	$76.34

Total Return	-1.06%	17.12%	16.88%	-0.89%	13.19%	33.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,725	$36,560	$27,126	$18,648	$17,277	$12,461
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.42%	2.52%	2.76%	2.58%	2.39%	2.50%
Portfolio Turnover Rate[2]	9%	9%	7%	8%	6%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$41.41	$36.23	$31.82	$32.94	$29.78	$22.93
Investment Operations
Net Investment Income	. 499[1]	.965[1]	.890	.829	.737	.663
Net Realized and Unrealized Gain (Loss)
on Investments	(.939)	5.165	4.407	(1.121)	3.154	6.845
Total from Investment Operations	(.440)	6.130	5.297	(.292)	3.891	7.508
Distributions
Dividends from Net Investment Income	(. 480)	(. 950)	(. 887)	(. 828)	(.731)	(. 658)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 480)	(. 950)	(. 887)	(. 828)	(.731)	(. 658)
Net Asset Value, End of Period	$40.49	$41.41	$36.23	$31.82	$32.94	$29.78

Total Return[2]	-1.07%	17.13%	16.86%	-0.86%	13.18%	33.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,943	$16,778	$13,424	$10,408	$9,701	$5,054
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.42%	2.52%	2.76%	2.58%	2.39%	2.50%
Portfolio Turnover Rate [3]	9%	9%	7%	8%	6%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$41.41	$36.23	$31.82	$32.94	$29.78	$22.93
Investment Operations
Net Investment Income	. 501[1]	.969[1]	.893	.831	.739	.666
Net Realized and Unrealized Gain (Loss)
on Investments	(.949)	5.165	4.407	(1.120)	3.154	6.846
Total from Investment Operations	(.448)	6.134	5.300	(.289)	3.893	7.512
Distributions
Dividends from Net Investment Income	(. 482)	(. 954)	(. 890)	(. 831)	(.733)	(. 662)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 482)	(. 954)	(. 890)	(. 831)	(.733)	(. 662)
Net Asset Value, End of Period	$40.48	$41.41	$36.23	$31.82	$32.94	$29.78

Total Return	-1.09%	17.14%	16.87%	-0.85%	13.19%	33.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,041	$10,085	$8,684	$7,176	$7,860	$6,431
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.43%	2.53%	2.77%	2.59%	2.40%	2.51%
Portfolio Turnover Rate[2]	9%	9%	7%	8%	6%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

40

Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

41

Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $3,492,000, representing 0.01% of the fund’s net assets and 1.40% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	67,098,160	—	—
Temporary Cash Investments	155,717	6,953	—
Futures Contracts—Assets[1]	112	—	—
Total	67,253,989	6,953	—
1 Represents variation margin on the last day of the reporting period.

42

Value Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $1,182,433,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $558,094,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $53,537,187,000. Net unrealized appreciation of investment securities for tax purposes was $13,723,643,000, consisting of unrealized gains of $15,505,911,000 on securities that had risen in value since their purchase and $1,782,268,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $9,350,836,000 of investment securities and sold $5,565,667,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,235,043,000 and $2,558,099,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $1,296,915,000 and $585,754,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

43

Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares (sample)
Issued	144,842	3,481	293,387	7,695
Issued in Lieu of Cash Distributions	15,822	387	33,999	880
Redeemed	(211,532)	(5,105)	(500,569)	(13,111)
Net Increase (Decrease)—Investor Shares	(50,868)	(1,237)	(173,183)	(4,536)
ETF Shares
Issued	5,620,632	52,835	9,523,235	97,047
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,568,882)	(24,125)	(4,417,922)	(44,700)
Net Increase (Decrease)—ETF Shares	3,051,750	28,710	5,105,313	52,347
Admiral Shares
Issued	1,846,096	44,540	3,563,736	93,479
Issued in Lieu of Cash Distributions	170,181	4,159	322,751	8,337
Redeemed	(1,468,494)	(35,415)	(2,567,855)	(67,145)
Net Increase (Decrease)—Admiral Shares	547,783	13,284	1,318,632	34,671
Institutional Shares
Issued	976,167	23,679	1,608,868	42,223
Issued in Lieu of Cash Distributions	109,795	2,683	220,275	5,697
Redeemed	(908,164)	(21,904)	(1,689,640)	(44,068)
Net Increase (Decrease)—Institutional Shares	177,798	4,458	139,503	3,852

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements

44

Large-Cap Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VLACX	VV	VLCAX	VLISX
Expense Ratio[1]	0.17%	0.05%	0.05%	0.04%
30-Day SEC Yield	1.78%	1.90%	1.90%	1.91%

Portfolio Characteristics
			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Index	FA Index
Number of Stocks	612	607	3,779
Median Market Cap	$97.8B	$97.8B	$64.0B
Price/Earnings Ratio	20.9x	20.9x	20.7x
Price/Book Ratio	3.2x	3.2x	3.0x
Return on Equity	15.9%	15.9%	15.0%
Earnings Growth Rate	7.9%	7.9%	8.3%
Dividend Yield	1.8%	1.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Index	FA Index
Basic Materials	2.2%	2.2%	2.5%
Consumer Goods	8.3	8.3	8.1
Consumer Services	13.4	13.4	13.3
Financials	18.9	18.9	19.9
Health Care	12.8	12.8	12.6
Industrials	12.0	12.0	12.7
Oil & Gas	6.2	6.2	6.1
Technology	21.3	21.3	20.1
Telecommunications	2.1	2.1	1.8
Utilities	2.8	2.8	2.9

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.99
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.4%
Microsoft Corp.	Software	3.2
Amazon.com Inc.	Broadline Retailers	2.9
Alphabet Inc.	Internet	2.8
Facebook Inc.	Internet	2.0
Berkshire Hathaway Inc. Reinsurance		1.5
JPMorgan Chase & Co.	Banks	1.5
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
Johnson & Johnson	Pharmaceuticals	1.4
Bank of America Corp.	Banks	1.1
Top Ten		21.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for
Admiral Shares, and 0.04% for Institutional Shares.

45

Large-Cap Index Fund

Investment Focus

46

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	1/30/2004	14.29%	13.19%	10.01%
ETF Shares	1/27/2004
Market Price		14.46	13.36	10.17
Net Asset Value		14.43	13.34	10.16
Admiral Shares	2/2/2004	14.41	13.33	10.16
Institutional Shares	6/30/2005	14.43	13.34	10.18

See Financial Highlights for dividend and capital gains information.

47

Large-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (2.2%)
DowDuPont Inc.	1,951,698	128,656
Praxair Inc.	241,572	38,205
Ecolab Inc.	218,434	30,653
LyondellBasell Industries
NV Class A	263,833	28,982
Air Products & Chemicals
Inc.	184,209	28,687
PPG Industries Inc.	209,536	21,735
Freeport-McMoRan Inc.	1,157,790	19,983
International Paper Co.	348,072	18,128
Newmont Mining Corp.	448,493	16,913
Nucor Corp.	267,271	16,704
Celanese Corp. Class A	114,343	12,699
Eastman Chemical Co.	108,151	10,811
FMC Corp.	113,130	10,092
Albemarle Corp.	93,091	8,781
CF Industries Holdings
Inc.	196,239	8,713
International Flavors &
Fragrances Inc.	66,343	8,224
Mosaic Co.	291,247	8,169
Avery Dennison Corp.	73,977	7,553
* Axalta Coating Systems
Ltd.	185,716	5,629
Reliance Steel &
Aluminum Co.	57,685	5,050
Steel Dynamics Inc.	93,929	4,316
* Alcoa Corp.	78,176	3,665
Westlake Chemical Corp.	32,790	3,529
		445,877
Consumer Goods (8.3%)
Procter & Gamble Co.	2,114,460	165,055
Coca-Cola Co.	3,220,336	141,244
PepsiCo Inc.	1,192,212	129,796
Philip Morris International
Inc.	1,307,164	105,540

	Altria Group Inc.	1,591,521	90,382
	NIKE Inc. Class B	1,078,717	85,952
	Mondelez International
	Inc. Class A	1,240,531	50,862
	Colgate-Palmolive Co.	733,456	47,535
	Activision Blizzard Inc.	608,105	46,411
	General Motors Co.	1,066,778	42,031
*,^	Tesla Inc.	107,072	36,720
	Ford Motor Co.	3,292,570	36,449
*	Electronic Arts Inc.	258,125	36,401
	Kraft Heinz Co.	512,713	32,209
	Kimberly-Clark Corp.	293,890	30,958
	Constellation Brands Inc.
	Class A	134,254	29,384
	Estee Lauder Cos. Inc.
	Class A	188,375	26,879
	General Mills Inc.	498,214	22,051
	VF Corp.	266,874	21,756
	Archer-Daniels-Midland
	Co.	469,925	21,537
	Aptiv plc	222,522	20,390
*	Monster Beverage Corp.	354,661	20,322
	Dr Pepper Snapple Group
	Inc.	151,530	18,487
	Tyson Foods Inc. Class A	250,305	17,233
	Stanley Black & Decker
	Inc.	129,684	17,223
	Kellogg Co.	233,281	16,299
	Clorox Co.	108,862	14,724
	Lennar Corp. Class A	242,469	12,730
	DR Horton Inc.	301,703	12,370
	McCormick & Co. Inc.	102,089	11,852
	Conagra Brands Inc.	331,163	11,832
	Brown-Forman Corp.
	Class B	235,798	11,556
*	Mohawk Industries Inc.	53,333	11,428
*	Take-Two Interactive
	Software Inc.	96,326	11,401
	Tapestry Inc.	242,288	11,317

48

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Hershey Co.	118,897	11,065
	Church & Dwight Co. Inc.	205,992	10,951
	Genuine Parts Co.	117,429	10,779
	Molson Coors Brewing
	Co. Class B	156,353	10,638
*	Lululemon Athletica Inc.	84,761	10,582
	Lear Corp.	55,854	10,378
	JM Smucker Co.	90,580	9,736
	PVH Corp.	64,756	9,695
	Newell Brands Inc.	368,138	9,494
	Hasbro Inc.	94,520	8,725
*	NVR Inc.	2,878	8,549
	Lamb Weston Holdings
	Inc.	122,974	8,425
	Hormel Foods Corp.	222,976	8,297
	Bunge Ltd.	118,330	8,249
*	Michael Kors Holdings
	Ltd.	121,343	8,081
	Whirlpool Corp.	54,275	7,937
*	LKQ Corp.	247,202	7,886
	Snap-on Inc.	47,685	7,664
	BorgWarner Inc.	176,446	7,615
	Hanesbrands Inc.	303,153	6,675
^	Campbell Soup Co.	164,401	6,665
	PulteGroup Inc.	215,728	6,202
	Polaris Industries Inc.	50,457	6,165
	Harley-Davidson Inc.	139,640	5,876
	Ralph Lauren Corp.
	Class A	46,675	5,868
	Jefferies Financial Group
	Inc.	247,201	5,621
	Coty Inc. Class A	379,204	5,347
*	WABCO Holdings Inc.	44,936	5,258
*,^	Under Armour Inc.
	Class A	155,888	3,504
*	Under Armour Inc.	160,141	3,376
	Ingredion Inc.	30,261	3,350
	Goodyear Tire & Rubber
	Co.	100,675	2,345
	Lennar Corp. Class B	12,505	534
*	Pilgrim’s Pride Corp.	20,891	421
	Mattel Inc.	176	3
			1,660,272
Consumer Services (13.4%)
*	Amazon.com Inc.	346,819	589,523
	Home Depot Inc.	970,020	189,251
*	Netflix Inc.	347,248	135,923
	Comcast Corp. Class A	3,861,626	126,700
	Walt Disney Co.	1,190,767	124,804
	Walmart Inc.	1,241,424	106,328
	McDonald’s Corp.	660,254	103,455
*	Booking Holdings Inc.	40,501	82,099
	Costco Wholesale Corp.	369,035	77,121
	Lowe’s Cos. Inc.	659,670	63,045

	CVS Health Corp.	854,879	55,011
	Starbucks Corp.	1,102,384	53,851
	TJX Cos. Inc.	500,881	47,674
	Twenty-First Century Fox
	Inc. Class A	912,010	45,318
	Walgreens Boots Alliance
	Inc.	708,856	42,542
*	Charter Communications
	Inc. Class A	139,723	40,968
	Target Corp.	448,331	34,127
*	eBay Inc.	794,308	28,802
	Marriott International Inc.
	Class A	222,895	28,219
	Ross Stores Inc.	318,295	26,976
	Sysco Corp.	394,346	26,930
	Delta Air Lines Inc.	531,013	26,306
	Las Vegas Sands Corp.	331,878	25,342
	McKesson Corp.	173,620	23,161
	Southwest Airlines Co.	439,060	22,339
	Dollar General Corp.	225,715	22,256
	Yum! Brands Inc.	271,569	21,242
	Hilton Worldwide
	Holdings Inc.	251,761	19,929
	Carnival Corp.	336,835	19,304
	Kroger Co.	675,752	19,225
*	O’Reilly Automotive Inc.	68,876	18,842
	Twenty-First Century
	Fox Inc.	377,007	18,575
*	Dollar Tree Inc.	199,850	16,987
	CBS Corp. Class B	274,333	15,423
*	AutoZone Inc.	22,635	15,187
	Best Buy Co. Inc.	201,444	15,024
	Royal Caribbean Cruises
	Ltd.	142,402	14,753
	Omnicom Group Inc.	191,189	14,582
*	United Continental
	Holdings Inc.	198,210	13,821
	Wynn Resorts Ltd.	82,196	13,755
	American Airlines Group
	Inc.	354,298	13,449
	Tiffany & Co.	99,189	13,053
	Cardinal Health Inc.	261,329	12,761
	Expedia Group Inc.	103,956	12,494
	MGM Resorts
	International	421,593	12,239
	AmerisourceBergen
	Corp. Class A	138,770	11,833
*	Ulta Beauty Inc.	48,292	11,274
	Darden Restaurants Inc.	103,998	11,134
*	CarMax Inc.	149,828	10,918
	Kohl’s Corp.	141,606	10,323
	Macy’s Inc.	257,948	9,655
	Nielsen Holdings plc	299,663	9,269
	Viacom Inc. Class B	301,835	9,103

49

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Chipotle Mexican Grill
	Inc. Class A	21,020	9,067
*	Norwegian Cruise Line
	Holdings Ltd.	170,446	8,054
	Advance Auto Parts Inc.	59,231	8,038
	Tractor Supply Co.	102,838	7,866
*	Qurate Retail Group Inc.
	QVC Group Class A	369,485	7,840
	Aramark	206,641	7,666
	Interpublic Group of Cos.
	Inc.	323,532	7,584
	Gap Inc.	228,935	7,415
*	Discovery
	Communications Inc.	289,780	7,389
	L Brands Inc.	198,800	7,332
	FactSet Research
	Systems Inc.	32,678	6,474
*	Liberty Media Corp-Liberty
	SiriusXM Class C	140,871	6,390
^	Sirius XM Holdings Inc.	939,430	6,360
	Alaska Air Group Inc.	103,504	6,251
*	DISH Network Corp.
	Class A	183,196	6,157
	News Corp. Class A	393,546	6,100
	Nordstrom Inc.	98,482	5,099
	Domino’s Pizza Inc.	17,768	5,014
	Wyndham Hotels &
	Resorts Inc.	84,089	4,947
*	Copart Inc.	82,624	4,673
*,^	Discovery
	Communications Inc.
	Class A	129,193	3,553
*	Liberty Media Corp-Liberty
	SiriusXM Class A	72,441	3,263
	Hyatt Hotels Corp.
	Class A	35,047	2,704
*,^	TripAdvisor Inc.	44,435	2,475
	Rollins Inc.	41,091	2,161
	Wyndham Destinations
	Inc.	42,015	1,860
	Altice USA Inc. Class A	103,284	1,762
	News Corp. Class B	30,820	489
	CBS Corp. Class A	4,796	272
	Viacom Inc. Class A	4,527	161
			2,686,641
Financials (18.7%)
*	Berkshire Hathaway Inc.
	Class B	1,635,077	305,187
	JPMorgan Chase & Co.	2,863,113	298,336
	Bank of America Corp.	8,099,950	228,338
	Wells Fargo & Co.	3,687,882	204,456
	Visa Inc. Class A	1,501,990	198,939
	Mastercard Inc. Class A	779,667	153,220
	Citigroup Inc.	2,144,265	143,494

US Bancorp	1,312,225	65,637
Goldman Sachs Group
Inc.	285,858	63,052
American Express Co.	578,770	56,719
American Tower Corp.	371,359	53,539
Morgan Stanley	1,116,383	52,917
Charles Schwab Corp.	1,020,958	52,171
PNC Financial Services
Group Inc.	375,064	50,671
Chubb Ltd.	372,136	47,269
BlackRock Inc.	94,302	47,060
CME Group Inc.	286,364	46,941
Simon Property Group Inc.	260,482	44,331
S&P Global Inc.	211,339	43,090
Bank of New York Mellon
Corp.	764,967	41,255
American International
Group Inc.	755,084	40,035
Capital One Financial
Corp.	409,227	37,608
Crown Castle
International Corp.	348,775	37,605
Intercontinental
Exchange Inc.	487,353	35,845
Marsh & McLennan Cos.
Inc.	427,321	35,028
BB&T Corp.	655,704	33,074
Prudential Financial Inc.	353,060	33,015
MetLife Inc.	684,001	29,822
Prologis Inc.	447,316	29,384
Progressive Corp.	489,773	28,970
Equinix Inc.	66,792	28,713
Public Storage	124,503	28,245
Aon plc	205,622	28,205
Aflac Inc.	651,089	28,010
Travelers Cos. Inc.	227,266	27,804
State Street Corp.	292,106	27,192
Allstate Corp.	295,609	26,980
SunTrust Banks Inc.	391,123	25,822
Moody’s Corp.	137,213	23,403
Weyerhaeuser Co.	636,168	23,195
T. Rowe Price Group Inc.	193,561	22,471
Discover Financial
Services	293,310	20,652
Synchrony Financial	602,599	20,115
AvalonBay Communities
Inc.	116,241	19,981
Equity Residential	309,710	19,725
Welltower Inc.	312,710	19,604
Digital Realty Trust Inc.	173,103	19,315
M&T Bank Corp.	109,839	18,689
Northern Trust Corp.	179,639	18,483
KeyCorp	892,371	17,437
Ventas Inc.	299,326	17,047

50

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Ameriprise Financial Inc.	121,566	17,005
	Willis Towers Watson plc	110,742	16,788
	Regions Financial Corp.	944,116	16,786
	Fifth Third Bancorp	576,254	16,538
	Boston Properties Inc.	129,782	16,277
*	SBA Communications
	Corp. Class A	96,833	15,989
	Citizens Financial Group
	Inc.	407,552	15,854
*	IHS Markit Ltd.	302,560	15,609
	Hartford Financial Services
	Group Inc.	301,123	15,396
	Huntington Bancshares
	Inc.	925,243	13,657
*	E*TRADE Financial Corp.	221,992	13,577
	Essex Property Trust Inc.	55,576	13,287
	First Republic Bank	135,968	13,160
	Comerica Inc.	144,687	13,155
	Host Hotels & Resorts Inc.	623,520	13,138
	TD Ameritrade Holding
	Corp.	238,531	13,064
*	CBRE Group Inc. Class A	271,519	12,962
	Realty Income Corp.	239,285	12,871
*	SVB Financial Group	44,560	12,867
	Principal Financial Group
	Inc.	240,944	12,758
	Equifax Inc.	101,215	12,663
	MSCI Inc. Class A	75,669	12,518
	XL Group Ltd.	217,313	12,159
*	Markel Corp.	11,134	12,073
	Lincoln National Corp.	184,082	11,459
	Loews Corp.	228,453	11,030
	Alexandria Real Estate
	Equities Inc.	86,708	10,940
	GGP Inc.	524,324	10,712
	Vornado Realty Trust	144,055	10,649
	HCP Inc.	394,840	10,195
	Annaly Capital
	Management Inc.	976,530	10,048
	Extra Space Storage Inc.	100,658	10,047
	Arthur J Gallagher & Co.	153,438	10,016
	Raymond James Financial
	Inc.	110,310	9,856
	Cboe Global Markets Inc.	94,697	9,855
	Mid-America Apartment
	Communities Inc.	95,554	9,619
	Ally Financial Inc.	362,119	9,513
	Invesco Ltd.	345,953	9,189
	Nasdaq Inc.	98,384	8,980
	Franklin Resources Inc.	273,115	8,753
	Cincinnati Financial Corp.	130,842	8,748
	Zions Bancorporation	165,953	8,744
	Duke Realty Corp.	300,375	8,720
*	Arch Capital Group Ltd.	325,977	8,625

	Iron Mountain Inc.	240,813	8,431
	UDR Inc.	224,488	8,427
	FNF Group	217,804	8,194
	Regency Centers Corp.	128,449	7,974
	Everest Re Group Ltd.	34,395	7,927
	Western Union Co.	386,544	7,858
	Federal Realty
	Investment Trust	61,624	7,799
	SEI Investments Co.	119,404	7,465
	SL Green Realty Corp.	74,220	7,461
	Reinsurance Group of
	America Inc. Class A	54,134	7,226
	Camden Property Trust	77,913	7,100
	Alleghany Corp.	12,198	7,013
	Torchmark Corp.	85,682	6,975
	Unum Group	186,009	6,880
	Affiliated Managers
	Group Inc.	45,784	6,807
*	Liberty Broadband Corp.	89,699	6,792
	Macerich Co.	118,784	6,750
	Voya Financial Inc.	142,359	6,691
	AGNC Investment Corp.	354,662	6,593
*	Black Knight Inc.	119,642	6,407
	Jones Lang LaSalle Inc.	38,333	6,363
	VEREIT Inc.	812,183	6,043
	Kimco Realty Corp.	340,215	5,780
*	Athene Holding Ltd.
	Class A	131,331	5,758
	Invitation Homes Inc.	241,323	5,565
	WR Berkley Corp.	76,701	5,554
	Lazard Ltd. Class A	109,234	5,343
	People’s United Financial
	Inc.	291,871	5,280
	CIT Group Inc.	97,765	4,928
	New York Community
	Bancorp Inc.	391,307	4,320
*	Brighthouse Financial Inc.	100,477	4,026
	Interactive Brokers Group
	Inc.	56,903	3,665
*	AXA Equitable Holdings
	Inc.	142,675	2,941
*	Berkshire Hathaway Inc.
	Class A	6	1,692
*	Liberty Broadband Corp.
	Class A	20,919	1,582
	Brixmor Property Group
	Inc.	156	3
			3,769,558
Health Care (12.8%)
	Johnson & Johnson	2,255,402	273,671
	UnitedHealth Group Inc.	808,081	198,255
	Pfizer Inc.	4,918,828	178,455
	Merck & Co. Inc.	2,262,241	137,318
	AbbVie Inc.	1,274,323	118,066

51

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Amgen Inc.	556,414	102,708
	Medtronic plc	1,139,702	97,570
	Abbott Laboratories	1,474,164	89,909
	Gilead Sciences Inc.	1,093,373	77,455
	Bristol-Myers Squibb Co.	1,374,420	76,060
	Eli Lilly & Co.	825,411	70,432
	Thermo Fisher Scientific
	Inc.	338,304	70,076
	Becton Dickinson and Co.	224,669	53,822
*	Biogen Inc.	177,457	51,505
	Anthem Inc.	214,574	51,075
	Aetna Inc.	275,046	50,471
*	Celgene Corp.	609,488	48,406
	Allergan plc	285,098	47,532
*	Intuitive Surgical Inc.	95,286	45,592
	Stryker Corp.	251,420	42,455
*	Boston Scientific Corp.	1,160,441	37,946
*	Express Scripts Holding
	Co.	472,012	36,444
*	Vertex Pharmaceuticals
	Inc.	214,324	36,427
	Cigna Corp.	204,554	34,764
	Zoetis Inc.	406,819	34,657
*	Illumina Inc.	123,657	34,536
	Humana Inc.	115,726	34,444
	Baxter International Inc.	429,791	31,736
*	Edwards Lifesciences
	Corp.	177,146	25,787
	HCA Healthcare Inc.	234,838	24,094
*	Regeneron
	Pharmaceuticals Inc.	66,832	23,056
*	Alexion Pharmaceuticals
	Inc.	177,657	22,056
*	Align Technology Inc.	64,048	21,913
*	Centene Corp.	163,863	20,190
	Zimmer Biomet Holdings
	Inc.	170,903	19,045
*	IDEXX Laboratories Inc.	72,979	15,905
*	Laboratory Corp. of
	America Holdings	85,941	15,429
*	Mylan NV	411,731	14,880
*	ABIOMED Inc.	35,473	14,510
*	IQVIA Holdings Inc.	145,162	14,490
*	BioMarin Pharmaceutical
	Inc.	148,593	13,997
	Quest Diagnostics Inc.	114,109	12,545
	ResMed Inc.	120,012	12,431
*	Waters Corp.	62,654	12,129
	Teleflex Inc.	38,321	10,278
*	Incyte Corp.	151,755	10,168
	Cooper Cos. Inc.	41,164	9,692
*	Henry Schein Inc.	129,652	9,418
*	Hologic Inc.	229,974	9,141

*	Varian Medical Systems
	Inc.	77,077	8,765
	Dentsply Sirona Inc.	191,638	8,388
*	Jazz Pharmaceuticals plc	47,874	8,249
	Universal Health Services
	Inc. Class B	73,351	8,174
*	DaVita Inc.	110,275	7,658
	Perrigo Co. plc	104,986	7,655
*	Alnylam Pharmaceuticals
	Inc.	75,922	7,478
*	Nektar Therapeutics
	Class A	144,418	7,052
*	Alkermes plc	130,685	5,379
*	Seattle Genetics Inc.	43,007	2,855
			2,564,594
Industrials (11.9%)
	Boeing Co.	489,883	164,361
	General Electric Co.	7,303,546	99,401
	3M Co.	499,282	98,219
	Union Pacific Corp.	647,667	91,761
	Honeywell International
	Inc.	628,248	90,499
	Accenture plc Class A	540,774	88,465
	United Technologies
	Corp.	639,204	79,920
*	PayPal Holdings Inc.	948,542	78,985
	Caterpillar Inc.	502,844	68,221
	United Parcel Service Inc.
	Class B	579,776	61,590
	Lockheed Martin Corp.	204,116	60,302
	Danaher Corp.	528,632	52,165
	Automatic Data
	Processing Inc.	351,908	47,205
	Raytheon Co.	241,598	46,672
	FedEx Corp.	202,277	45,929
	Northrop Grumman Corp.	146,662	45,128
	CSX Corp.	699,274	44,600
	General Dynamics Corp.	212,354	39,585
	Deere & Co.	272,287	38,066
	Emerson Electric Co.	529,645	36,620
	Norfolk Southern Corp.	237,699	35,862
	Illinois Tool Works Inc.	256,504	35,536
	Waste Management Inc.	363,709	29,584
	Fidelity National
	Information Services Inc.	278,453	29,524
	Sherwin-Williams Co.	70,804	28,858
	Eaton Corp. plc	367,865	27,494
	TE Connectivity Ltd.	294,507	26,523
	Johnson Controls
	International plc	779,412	26,071
*	Fiserv Inc.	344,458	25,521
	Roper Technologies Inc.	86,738	23,932
	Amphenol Corp. Class A	253,414	22,085
*	Worldpay Inc. Class A	249,911	20,438

52

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Fortive Corp.	263,606	20,327
	Ingersoll-Rand plc	208,485	18,707
	Rockwell Collins Inc.	138,096	18,599
	Paychex Inc.	271,757	18,575
	PACCAR Inc.	295,781	18,327
	Rockwell Automation Inc.	105,521	17,541
	Cummins Inc.	131,649	17,509
	Parker-Hannifin Corp.	111,877	17,436
	Agilent Technologies Inc.	270,654	16,737
	Waste Connections Inc.	221,562	16,679
*	FleetCor Technologies Inc.	75,371	15,877
	Global Payments Inc.	134,161	14,958
	Vulcan Materials Co.	111,160	14,346
*	Verisk Analytics Inc.
	Class A	131,911	14,199
	AMETEK Inc.	194,722	14,051
	TransDigm Group Inc.	39,665	13,690
	Cintas Corp.	71,809	13,290
	Textron Inc.	193,840	12,776
	L3 Technologies Inc.	65,978	12,689
*	CoStar Group Inc.	30,646	12,645
*	Mettler-Toledo
	International Inc.	21,360	12,359
	WW Grainger Inc.	40,047	12,350
	WestRock Co.	215,813	12,306
	Republic Services Inc.
	Class A	179,325	12,259
	Martin Marietta Materials
	Inc.	52,742	11,779
	Total System Services Inc.	138,131	11,675
	Fastenal Co.	241,854	11,640
	Broadridge Financial
	Solutions Inc.	99,106	11,407
	Expeditors International of
	Washington Inc.	147,030	10,748
	Ball Corp.	293,990	10,451
*	United Rentals Inc.	70,379	10,389
	Xylem Inc.	151,128	10,183
*	XPO Logistics Inc.	101,488	10,167
	CH Robinson Worldwide
	Inc.	117,199	9,805
	Masco Corp.	261,421	9,782
	Dover Corp.	130,067	9,521
	Alliance Data Systems
	Corp.	39,539	9,220
	Kansas City Southern	86,181	9,132
	JB Hunt Transport
	Services Inc.	73,802	8,971
	Packaging Corp. of America	79,373	8,873
*	First Data Corp. Class A	388,317	8,127
	Huntington Ingalls
	Industries Inc.	37,342	8,095
	Jacobs Engineering Group
	Inc.	119,172	7,566

	Wabtec Corp.	72,705	7,167
*	Trimble Inc.	209,104	6,867
*	Sensata Technologies
	Holding plc	143,654	6,835
	Fortune Brands Home &
	Security Inc.	122,398	6,572
*	IPG Photonics Corp.	29,407	6,488
	Robert Half International
	Inc.	98,673	6,424
	Arconic Inc.	364,586	6,202
	Owens Corning	92,933	5,889
	Fluor Corp.	118,595	5,785
	Sealed Air Corp.	135,204	5,739
	Pentair plc	135,258	5,692
	TransUnion	77,562	5,556
*	Arrow Electronics Inc.	73,644	5,544
*	Crown Holdings Inc.	113,156	5,065
	Hubbell Inc. Class B	46,061	4,870
	ManpowerGroup Inc.	55,247	4,755
	Allison Transmission
	Holdings Inc.	109,494	4,433
	Old Dominion Freight
	Line Inc.	29,314	4,367
	Xerox Corp.	181,610	4,359
	AO Smith Corp.	60,832	3,598
	Cognex Corp.	69,017	3,079
	FLIR Systems Inc.	57,463	2,986
*	Stericycle Inc.	35,828	2,339
	Flowserve Corp.	54,887	2,217
	Acuity Brands Inc.	17,259	2,000
^	ADT Inc.	94,052	814
*	nVent Electric plc	77	2
	Macquarie Infrastructure
	Corp.	39	2
			2,390,531
Oil & Gas (6.2%)
	Exxon Mobil Corp.	3,560,222	294,537
	Chevron Corp.	1,606,929	203,164
	Schlumberger Ltd.	1,164,775	78,075
	ConocoPhillips	983,835	68,495
	EOG Resources Inc.	486,735	60,564
	Occidental Petroleum
	Corp.	643,877	53,880
	Valero Energy Corp.	362,299	40,154
	Phillips 66	352,529	39,593
	Anadarko Petroleum
	Corp.	433,210	31,733
	Halliburton Co.	699,716	31,529
	Kinder Morgan Inc.	1,577,525	27,875
	Marathon Petroleum
	Corp.	388,570	27,262
	Pioneer Natural
	Resources Co.	143,324	27,123
	ONEOK Inc.	345,413	24,120

53

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Williams Cos. Inc.	695,357	18,851
	Devon Energy Corp.	418,044	18,377
*	Concho Resources Inc.	125,315	17,337
	Hess Corp.	239,756	16,037
	Andeavor	120,732	15,838
	Apache Corp.	321,398	15,025
	Marathon Oil Corp.	717,600	14,969
	Noble Energy Inc.	407,526	14,377
	National Oilwell Varco Inc.	321,364	13,947
	EQT Corp.	223,412	12,328
	Baker Hughes a GE Co.	350,475	11,576
*	Cheniere Energy Inc.	177,502	11,571
	Diamondback Energy Inc.	82,969	10,916
	HollyFrontier Corp.	148,502	10,162
	Cabot Oil & Gas Corp.	380,292	9,051
	Cimarex Energy Co.	80,332	8,173
	OGE Energy Corp.	168,246	5,924
*	Continental Resources Inc.	78,955	5,113
	Targa Resources Corp.	87,532	4,332
*	Antero Resources Corp.	200,399	4,279
	Helmerich & Payne Inc.	43,319	2,762
*	Apergy Corp.	39	2
			1,249,051
Technology (21.2%)
	Apple Inc.	3,719,825	688,577
	Microsoft Corp.	6,460,852	637,105
*	Facebook Inc. Class A	2,016,983	391,940
*	Alphabet Inc. Class A	251,038	283,470
*	Alphabet Inc. Class C	249,518	278,375
	Intel Corp.	3,918,585	194,793
	Cisco Systems Inc.	3,954,532	170,163
	NVIDIA Corp.	459,387	108,829
	International Business
	Machines Corp.	771,920	107,837
	Oracle Corp.	2,403,045	105,878
*	Adobe Systems Inc.	414,126	100,968
	Texas Instruments Inc.	823,179	90,755
	Broadcom Inc.	345,403	83,809
*	salesforce.com Inc.	593,440	80,945
	QUALCOMM Inc.	1,246,749	69,968
*	Micron Technology Inc.	975,225	51,141
	Intuit Inc.	205,020	41,887
	Applied Materials Inc.	883,728	40,819
	Cognizant Technology
	Solutions Corp. Class A	492,886	38,933
	HP Inc.	1,377,348	31,252
	Analog Devices Inc.	310,969	29,828
*	ServiceNow Inc.	148,626	25,633
*	Twitter Inc.	569,950	24,890
*	Autodesk Inc.	184,122	24,137
	Lam Research Corp.	137,899	23,836
*	Red Hat Inc.	149,506	20,089
	DXC Technology Co.	240,066	19,352
	Corning Inc.	697,864	19,198

	Hewlett Packard
	Enterprise Co.	1,283,384	18,750
	Western Digital Corp.	238,909	18,494
	Microchip Technology Inc.	197,576	17,969
	NetApp Inc.	225,149	17,681
	Motorola Solutions Inc.	136,272	15,858
*	Cerner Corp.	265,211	15,857
*	Palo Alto Networks Inc.	73,372	15,076
*	Workday Inc. Class A	122,908	14,887
	Skyworks Solutions Inc.	153,095	14,797
	Harris Corp.	99,937	14,445
*	Square Inc.	231,575	14,274
*	Dell Technologies Inc.
	Class V	167,623	14,178
	Xilinx Inc.	213,092	13,906
	Maxim Integrated
	Products Inc.	235,285	13,802
	KLA-Tencor Corp.	131,097	13,441
*	VeriSign Inc.	93,212	12,809
*	ANSYS Inc.	70,600	12,297
	Seagate Technology plc	217,364	12,274
*	Splunk Inc.	121,946	12,086
*,^	Advanced Micro
	Devices Inc.	774,953	11,617
*	Citrix Systems Inc.	108,252	11,349
*	Arista Networks Inc.	43,849	11,291
	Symantec Corp.	521,854	10,776
*	Synopsys Inc.	125,111	10,706
*	Cadence Design
	Systems Inc.	236,825	10,257
*	IAC/InterActiveCorp	65,500	9,988
*	Akamai Technologies Inc.	136,385	9,987
*	Gartner Inc.	72,935	9,693
	CA Inc.	262,649	9,363
*	VMware Inc. Class A	61,885	9,095
*	F5 Networks Inc.	51,468	8,876
*	Qorvo Inc.	106,370	8,528
	Juniper Networks Inc.	294,245	8,068
	Marvell Technology
	Group Ltd.	356,416	7,642
	CDK Global Inc.	110,378	7,180
	Garmin Ltd.	94,903	5,789
*,^	Snap Inc.	435,768	5,704
	CDW Corp.	64,006	5,171
	LogMeIn Inc.	43,909	4,534
	SS&C Technologies
	Holdings Inc.	84,763	4,399
*	GoDaddy Inc. Class A	59,190	4,179
*	Dropbox Inc. Class A	46,380	1,504
*	Match Group Inc.	21,022	814
			4,253,798
Telecommunications (2.0%)
	AT&T Inc.	6,109,467	196,175
	Verizon Communications
	Inc.	3,474,686	174,811

54

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	CenturyLink Inc.	816,458	15,219
*	T-Mobile US Inc.	249,549	14,911
*	Zayo Group Holdings Inc.	177,450	6,473
*,^	Sprint Corp.	504,800	2,746
			410,335
Utilities (2.8%)
	NextEra Energy Inc.	396,444	66,218
	Duke Energy Corp.	589,532	46,620
	Southern Co.	851,421	39,429
	Dominion Energy Inc.	548,755	37,414
	Exelon Corp.	811,512	34,570
	American Electric Power
	Co. Inc.	413,893	28,662
	Sempra Energy	221,785	25,751
	Public Service Enterprise
	Group Inc.	425,028	23,011
	Consolidated Edison Inc.	261,253	20,373
	Xcel Energy Inc.	428,110	19,556
	PG&E Corp.	434,174	18,478
	PPL Corp.	633,905	18,098
	Edison International	273,997	17,336
	WEC Energy Group Inc.	265,236	17,148
	DTE Energy Co.	152,705	15,825
	Eversource Energy	266,410	15,614
	FirstEnergy Corp.	401,183	14,407
	American Water Works
	Co. Inc.	149,701	12,781
	Ameren Corp.	204,017	12,414
	Entergy Corp.	152,216	12,298
	CMS Energy Corp.	237,936	11,250
	CenterPoint Energy Inc.	363,136	10,063
	Alliant Energy Corp.	194,294	8,223
	NiSource Inc.	304,467	8,001
	Pinnacle West Capital
	Corp.	94,094	7,580
	AES Corp.	555,116	7,444
*	Evergy Inc.	114,317	6,419
*	Vistra Energy Corp.	175,274	4,147
	Avangrid Inc.	51,790	2,741
	SCANA Corp.	56,948	2,194
			564,065
Total Common Stocks
(Cost $13,084,623)			19,994,722

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity
	Fund, 2.122%	1,388,929	138,906

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
4	United States Treasury
	Bill, 1.693%, 7/12/18	1,000	999
4	United States Treasury
	Bill, 1.916%, 9/6/18	100	100
4	United States Treasury
	Bill, 1.986%, 10/18/18	1,100	1,094
4	United States Treasury
	Bill, 2.022%–2.078%,
	11/15/18	1,900	1,886
	United States Treasury
	Bill, 2.059%, 11/29/18	1,500	1,487
			5,566
Total Temporary Cash Investments
(Cost $144,462)			144,472
Total Investments (100.2%)
(Cost $13,229,085)			20,139,194

			Amount
			($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard			1,036
Receivables for Accrued Income			16,308
Receivables for Capital Shares Issued			5,287
Variation Margin Receivable—
Futures Contracts			74
Other Assets			59
Total Other Assets			22,764
Liabilities
Payables for Investment Securities
Purchased			(17,851)
Collateral for Securities on Loan			(42,063)
Payables for Capital Shares Redeemed			(3,349)
Payables to Vanguard			(4,835)
Total Liabilities			(68,098)
Net Assets (100%)			20,093,860

55

Large-Cap Index Fund

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	13,292,341
Undistributed Net Investment Income	2,110
Accumulated Net Realized Losses	(109,087)
Unrealized Appreciation (Depreciation)
Investment Securities	6,910,109
Futures Contracts	(1,613)
Net Assets	20,093,860

Investor Shares—Net Assets
Applicable to 7,647,300 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	385,349
Net Asset Value Per Share—
Investor Shares	$50.39

ETF Shares—Net Assets
Applicable to 103,266,950 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,881,645
Net Asset Value Per Share—
ETF Shares	$124.74

Admiral Shares—Net Assets
Applicable to 88,824,177 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,595,858
Net Asset Value Per Share—
Admiral Shares	$63.00

Amount
($000)
Institutional Shares—Net Assets
Applicable to 4,747,528 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,231,008
Net Asset Value Per Share—
Institutional Shares	$259.29

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $40,161,000.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
3 Includes $42,063,000 of collateral received for securities on loan.
4 Securities with a value of $4,078,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	723	98,386	(1,613)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Large-Cap Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	178,257
Interest[1]	389
Securities Lending—Net	371
Total Income	179,017
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,388
Management and Administrative—Investor Shares	260
Management and Administrative—ETF Shares	1,641
Management and Administrative—Admiral Shares	739
Management and Administrative—Institutional Shares	132
Marketing and Distribution—Investor Shares	42
Marketing and Distribution—ETF Shares	259
Marketing and Distribution—Admiral Shares	183
Marketing and Distribution—Institutional Shares	11
Custodian Fees	129
Shareholders’ Report—Investor Shares	4
Shareholders’ Reports—ETF Shares	145
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	6
Total Expenses	4,956
Net Investment Income	174,061
Realized Net Gain (Loss)
Investment Securities Sold[1]	338,605
Futures Contracts	3,347
Realized Net Gain (Loss)	341,952
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(934)
Futures Contracts	(1,741)
Change in Unrealized Appreciation (Depreciation)	(2,675)
Net Increase (Decrease) in Net Assets Resulting from Operations	513,338

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $361,000, ($4,000), and $9,000 respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	174,061	308,673
Realized Net Gain (Loss)	341,952	217,973
Change in Unrealized Appreciation (Depreciation)	(2,675)	2,670,826
Net Increase (Decrease) in Net Assets Resulting from Operations	513,338	3,197,472
Distributions
Net Investment Income
Investor Shares	(3,185)	(7,172)
ETF Shares	(107,240)	(190,180)
Admiral Shares	(48,289)	(91,116)
Institutional Shares	(10,226)	(20,083)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Return of Capital
Total Distributions	(168,940)	(308,551)
Capital Share Transactions
Investor Shares	(8,427)	(86,883)
ETF Shares	1,053,297	1,372,048
Admiral Shares	122,124	392,051
Institutional Shares	(4,224)	89,869
Net Increase (Decrease) from Capital Share Transactions	1,162,770	1,767,085
Total Increase (Decrease)	1,507,168	4,656,006
Net Assets
Beginning of Period	18,586,692	13,930,686
End of Period[1]	20,093,860	18,586,692
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,110,000 and ($3,011,000).

See accompanying Notes, which are an integral part of the Financial Statements.

58

Large-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$49.48	$41.31	$37.78	$38.12	$34.24	$26.32
Investment Operations
Net Investment Income	. 427[1]	.819[1]	.768	.702	.624	.556
Net Realized and Unrealized Gain (Loss)
on Investments	.890	8.161	3.533	(.348)	3.879	7.921
Total from Investment Operations	1.317	8.980	4.301	.354	4.503	8.477
Distributions
Dividends from Net Investment Income	(. 407)	(. 810)	(.771)	(. 694)	(. 623)	(. 557)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 407)	(. 810)	(.771)	(. 694)	(. 623)	(. 557)
Net Asset Value, End of Period	$50.39	$49.48	$41.31	$37.78	$38.12	$34.24

Total Return[2]	2.66%	21.89%	11.50%	0.93%	13.24%	32.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$385	$387	$400	$375	$399	$391
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.18%	0.20%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.71%	1.81%	2.02%	1.86%	1.76%	1.82%
Portfolio Turnover Rate [3]	4%	3%	5%	4%	3%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Large-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$122.49	$102.27	$93.52	$94.36	$84.76	$65.15
Investment Operations
Net Investment Income	1.129[1]	2.168 [1]	2.018	1.850	1.672	1.488
Net Realized and Unrealized Gain (Loss)
on Investments	2.205	20.196	8.754	(.859)	9.599	19.610
Total from Investment Operations	3.334	22.364	10.772	.991	11.271	21.098
Distributions
Dividends from Net Investment Income	(1.084)	(2.144)	(2.022)	(1.831)	(1.671)	(1.488)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.084)	(2.144)	(2.022)	(1.831)	(1.671)	(1.488)
Net Asset Value, End of Period	$124.74	$122.49	$102.27	$93.52	$94.36	$84.76

Total Return	2.73%	22.03%	11.65%	1.07%	13.39%	32.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,882	$11,613	$8,468	$6,469	$5,619	$4,707
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.83%	1.93%	2.14%	1.98%	1.90%	1.97%
Portfolio Turnover Rate[2]	4%	3%	5%	4%	3%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Large-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$61.86	$51.65	$47.23	$47.65	$42.81	$32.90
Investment Operations
Net Investment Income	. 570[1]	1.094[1]	1.019	.936	.846	.752
Net Realized and Unrealized Gain (Loss)
on Investments	1.117	10.197	4.422	(.430)	4.839	9.909
Total from Investment Operations	1.687	11.291	5.441	.506	5.685	10.661
Distributions
Dividends from Net Investment Income	(.547)	(1.081)	(1.021)	(.926)	(.845)	(.751)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.547)	(1.081)	(1.021)	(.926)	(.845)	(.751)
Net Asset Value, End of Period	$63.00	$61.86	$51.65	$47.23	$47.65	$42.81

Total Return[2]	2.73%	22.03%	11.65%	1.07%	13.38%	32.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,596	$5,375	$4,130	$3,527	$3,085	$1,438
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.83%	1.93%	2.14%	1.98%	1.90%	1.97%
Portfolio Turnover Rate [3]	4%	3%	5%	4%	3%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$254.60	$212.59	$194.40	$196.14	$176.18	$135.42
Investment Operations
Net Investment Income	2.362[1]	4.529[1]	4.215	3.865	3.492	3.105
Net Realized and Unrealized Gain (Loss)
on Investments	4.593	41.958	18.199	(1.781)	19.957	40.761
Total from Investment Operations	6.955	46.487	22.414	2.084	23.449	43.866
Distributions
Dividends from Net Investment Income	(2.265)	(4.477)	(4.224)	(3.824)	(3.489)	(3.106)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.265)	(4.477)	(4.224)	(3.824)	(3.489)	(3.106)
Net Asset Value, End of Period	$259.29	$254.60	$212.59	$194.40	$196.14	$176.18

Total Return	2.73%	22.03%	11.66%	1.07%	13.41%	32.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,231	$1,212	$932	$794	$857	$750
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.84%	1.94%	2.15%	1.99%	1.91%	1.98%
Portfolio Turnover Rate[2]	4%	3%	5%	4%	3%	9%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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Large-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

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Large-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $1,036,000, representing 0.01% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,994,722	—	—
Temporary Cash Investments	138,906	5,566	—
Futures Contracts—Assets[1]	74	—	—
Total	20,133,702	5,566	—
1 Represents variation margin on the last day of the reporting period.

65

Large-Cap Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $322,274,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $118,637,000 to offset future net capital gains. Of this amount, $24,177,000 is subject to expiration on December 31, 2018. Capital losses of $94,460,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $13,229,085,000. Net unrealized appreciation of investment securities for tax purposes was $6,910,109,000, consisting of unrealized gains of $7,197,234,000 on securities that had risen in value since their purchase and $287,125,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $1,962,929,000 of investment securities and sold $866,809,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,515,238,000 and $521,103,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Large-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	73,486	1,446	118,135	2,621
Issued in Lieu of Cash Distributions	3,049	60	6,912	150
Redeemed	(84,962)	(1,680)	(211,930)	(4,643)
Net Increase (Decrease)—Investor Shares	(8,427)	(174)	(86,883)	(1,872)
ETF Shares
Issued	1,575,840	12,582	1,614,290	14,185
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(522,543)	(4,125)	(242,242)	(2,175)
Net Increase (Decrease)—ETF Shares	1,053,297	8,457	1,372,048	12,010
Admiral Shares
Issued	613,695	9,735	1,077,132	19,032
Issued in Lieu of Cash Distributions	39,677	627	74,998	1,299
Redeemed	(531,248)	(8,433)	(760,079)	(13,403)
Net Increase (Decrease)—Admiral Shares	122,124	1,929	392,051	6,928
Institutional Shares
Issued	132,811	511	316,743	1,353
Issued in Lieu of Cash Distributions	8,686	33	16,062	67
Redeemed	(145,721)	(555)	(242,936)	(1,043)
Net Increase (Decrease)—Institutional Shares	(4,224)	(11)	89,869	377

G. Management has determined that no events or transactions occurred subsequent to
June 30, 2018, that would require recognition or disclosure in these financial statements.

67

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,070.83	$0.87
ETF Shares	1,000.00	1,071.58	0.26
Admiral Shares	1,000.00	1,071.48	0.26
Institutional Shares	1,000.00	1,071.53	0.21
Value Index Fund
Investor Shares	$1,000.00	$988.44	$0.84
ETF Shares	1,000.00	989.39	0.25
Admiral Shares	1,000.00	989.28	0.25
Institutional Shares	1,000.00	989.09	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,026.60	$0.85
ETF Shares	1,000.00	1,027.29	0.25
Admiral Shares	1,000.00	1,027.25	0.25
Institutional Shares	1,000.00	1,027.29	0.20

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Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2017	6/30/2018	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for
Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for
Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, and
0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

70

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

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Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth
Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP
US Large Cap Growth Index thereafter.

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US
Large Cap Index thereafter.

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index)
through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US
Large Cap Value Index thereafter.

74

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg.
All rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03072 082018

Semiannual Report | June 30, 2018

Vanguard Total Stock Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Fund Profile.	5
Performance Summary.	6
Financial Statements.	7
About Your Fund’s Expenses.	26
Trustees Approve Advisory Arrangement.	28
Glossary.	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Total Stock Market Index Fund returned more than 3% for the six months ended June 30, 2018. The fund closely tracked its benchmark, the CRSP US Total Market Index, and exceeded the average return of its multi-capitalization core fund peers.

• The fund offers investors exposure to every segment, size, and style of the U.S. equity market.

• During the period, small-cap stocks outperformed their mid- and large-cap counterparts, and growth stocks outpaced value.

• Five of the fund’s ten industry sectors recorded positive returns. Technology and consumer services produced the strongest results and contributed most to the overall return.

• Consumer goods and industrials were the worst-performing sectors on a relative basis.

Total Returns: Six Months Ended June 30, 2018
Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	3.23%
ETF Shares
Market Price	3.27
Net Asset Value	3.29
Admiral™ Shares	3.28
Institutional Shares	3.28
Institutional Plus Shares	3.29
Institutional Select Shares	3.30
CRSP US Total Market Index	3.29
Multi-Cap Core Funds Average	1.76
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares,
Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat.
Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Select Shares	Average
Total Stock Market
Index Fund	0.14%	0.04%	0.04%	0.035%	0.02%	0.01%	1.11%

The fund expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the fund’s annualized expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04%
for Admiral Shares, 0.033% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The
peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Multi-Cap Core Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

3

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
	Total Returns
	Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

4

Total Stock Market Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
						Institutional
	Investor		Admiral	Institutional	Institutional	Select
	Shares	ETF Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VTSMX	VTI	VTSAX	VITSX	VSMPX	VSTSX
Expense Ratio[1]	0.14%	0.04%	0.04%	0.035%	0.02%	0.01%
30-Day SEC Yield	1.73%	1.83%	1.83%	1.84%	1.85%	1.86%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,654	3,594
Median Market Cap	$64.0B	$64.0B
Price/Earnings Ratio	20.8x	20.7x
Price/Book Ratio	3.0x	3.0x
Return on Equity	15.0%	15.0%
Earnings Growth Rate	8.2%	8.2%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate (Annualized)	3%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.5%	2.5%
Consumer Goods	8.1	8.1
Consumer Services	13.2	13.2
Financials	19.8	19.9
Health Care	12.7	12.7
Industrials	12.9	12.9
Oil & Gas	6.1	6.1
Technology	19.9	19.9
Telecommunications	1.9	1.8
Utilities	2.9	2.9

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
CRSP
US Total
Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.9%
Microsoft Corp.	Software	2.7
Amazon.com Inc.	Broadline Retailers	2.5
Alphabet Inc.	Internet	2.4
Facebook Inc.	Internet	1.7
Berkshire Hathaway Inc. Reinsurance		1.3
JPMorgan Chase & Co.	Banks	1.3
Exxon Mobil Corp.	Integrated Oil & Gas	1.3
Johnson & Johnson	Pharmaceuticals	1.2
Bank of America Corp.	Banks	1.0
Top Ten		18.3%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 25, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for
Admiral Shares, 0.033% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares.

5

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/27/1992	14.71%	13.14%	10.21%
ETF Shares	5/24/2001
Market Price		14.85	13.28	10.34
Net Asset Value		14.83	13.27	10.33
Admiral Shares	11/13/2000	14.82	13.26	10.33
Institutional Shares	7/7/1997	14.82	13.27	10.34
Institutional Plus Shares	4/28/2015	14.83	—	10.29[1]
Institutional Select Shares	6/27/2016	14.85	—	19.52[1]
1 Return since inception.

6

Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
DowDuPont Inc.	58,087,208	3,829,109	0.5%
Basic Materials—Other †		13,683,839	2.0%
		17,512,948	2.5%
Consumer Goods
Procter & Gamble Co.	62,944,451	4,913,444	0.7%
Coca-Cola Co.	95,868,820	4,204,806	0.6%
PepsiCo Inc.	35,487,055	3,863,476	0.5%
Philip Morris International Inc.	38,907,434	3,141,386	0.4%
Altria Group Inc.	47,373,565	2,690,345	0.4%
Consumer Goods—Other †		37,578,145	5.4%
		56,391,602	8.0%
Consumer Services
* Amazon.com Inc.	10,323,574	17,548,011	2.5%
Home Depot Inc.	28,871,767	5,632,882	0.8%
* Netflix Inc.	10,336,108	4,045,863	0.6%
Comcast Corp. Class A	114,928,401	3,770,801	0.5%
Walt Disney Co.	35,434,316	3,713,871	0.5%
Walmart Inc.	36,955,972	3,165,279	0.5%
McDonald’s Corp.	19,651,519	3,079,197	0.4%
1 Consumer Services—Other †		51,506,729	7.4%
		92,462,633	13.2%
Financials
JPMorgan Chase & Co.	85,236,974	8,881,693	1.3%
* Berkshire Hathaway Inc. Class B	47,314,420	8,831,236	1.3%
Bank of America Corp.	241,101,577	6,796,653	1.0%
Wells Fargo & Co.	109,775,666	6,085,963	0.9%
Visa Inc. Class A	44,714,503	5,922,436	0.8%
Mastercard Inc. Class A	23,212,668	4,561,754	0.6%

7

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Citigroup Inc.	63,819,490	4,270,800	0.6%
	Berkshire Hathaway Inc. Class A	1,026	289,373	0.0%
1	Financials—Other †		93,198,423	13.3%
			138,838,331	19.8%
Health Care
	Johnson & Johnson	67,144,991	8,147,373	1.2%
	UnitedHealth Group Inc.	24,054,849	5,901,617	0.8%
	Pfizer Inc.	146,436,519	5,312,717	0.8%
	Merck & Co. Inc.	67,347,667	4,088,003	0.6%
	AbbVie Inc.	37,934,567	3,514,638	0.5%
	Amgen Inc.	16,564,922	3,057,719	0.4%
	Medtronic plc	33,922,297	2,904,088	0.4%
	Abbott Laboratories	43,887,375	2,676,691	0.4%
	Health Care—Other †		53,248,100	7.6%
			88,850,946	12.7%
Industrials
	Boeing Co.	14,582,572	4,892,599	0.7%
	General Electric Co.	217,366,633	2,958,360	0.4%
	3M Co.	14,852,629	2,921,809	0.4%
	Union Pacific Corp.	19,278,141	2,731,327	0.4%
	Honeywell International Inc.	18,685,824	2,691,693	0.4%
	Accenture plc Class A	16,098,833	2,633,608	0.4%
1	Industrials—Other †		71,406,106	10.2%
			90,235,502	12.9%
Oil & Gas
	Exxon Mobil Corp.	105,966,749	8,766,629	1.2%
	Chevron Corp.	47,828,625	6,046,973	0.9%
1	Oil & Gas—Other †		27,571,445	3.9%
			42,385,047	6.0%

[1,2]Other †			9,479	0.0%

Technology
	Apple Inc.	110,720,519	20,495,475	2.9%
	Microsoft Corp.	192,306,274	18,963,322	2.7%
*	Facebook Inc. Class A	60,036,157	11,666,226	1.7%
*	Alphabet Inc. Class A	7,418,191	8,376,547	1.2%
*	Alphabet Inc. Class C	7,480,401	8,345,509	1.2%
	Intel Corp.	116,644,540	5,798,400	0.8%
	Cisco Systems Inc.	117,715,681	5,065,306	0.7%
	NVIDIA Corp.	13,672,478	3,239,010	0.5%
	International Business Machines Corp.	22,969,493	3,208,838	0.5%
	Oracle Corp.	71,509,384	3,150,703	0.4%
*	Adobe Systems Inc.	12,325,229	3,005,014	0.4%
	Texas Instruments Inc.	24,504,120	2,701,579	0.4%
	Technology—Other †		44,729,043	6.4%
			138,744,972	19.8%

Telecommunications
	AT&T Inc.	181,825,704	5,838,423	0.8%
	Verizon Communications Inc.	103,417,594	5,202,939	0.8%
	Telecommunications—Other †		1,628,469	0.2%
			12,669,831	1.8%

8

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
Utilities †			20,138,879	2.9%
Total Common Stocks (Cost $433,835,468)			698,240,170	99.6%[3]

	Coupon	Shares
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	2.122%	48,446,758	4,845,160	0.7%

6U.S. Government and Agency Obligations †			104,678	0.0%
Total Temporary Cash Investments (Cost $4,949,274)			4,949,838	0.7%[3]
[7]Total Investments (Cost $438,784,742)			703,190,008	100.3%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			37,171
Receivables for Investment Securities Sold			1,464
Receivables for Accrued Income			619,275
Receivables for Capital Shares Issued			1,227,123
Variation Margin Receivable—Futures Contracts			1,854
Unrealized Appreciation—Swap Contracts			364
Other Assets [6,8]			44,202
Total Other Assets			1,931,453	0.3%
Liabilities
Payables for Investment Securities Purchased			(634,795)
Collateral for Securities on Loan			(2,805,251)
Payables for Capital Shares Redeemed			(320,273)
Payables to Vanguard			(174,029)
Variation Margin Payable—Futures Contracts			(306)
Unrealized Depreciation—Swap Contracts			(2,240)
Other Liabilities			(3)
Total Liabilities			(3,936,897)	(0.6%)
Net Assets			701,184,564	100.0%

At June 30, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				438,230,324
Undistributed Net Investment Income				134,636
Accumulated Net Realized Losses				(1,540,073)
Unrealized Appreciation (Depreciation)
Investment Securities				264,405,266
Futures Contracts				(43,713)
Swap Contracts				(1,876)
Net Assets				701,184,564

9

Total Stock Market Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 1,920,148,002 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	131,182,659
Net Asset Value Per Share—Investor Shares	$68.32

ETF Shares—Net Assets
Applicable to 694,331,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	97,478,299
Net Asset Value Per Share—ETF Shares	$140.39

Admiral Shares—Net Assets
Applicable to 2,911,928,866 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	199,003,796
Net Asset Value Per Share—Admiral Shares	$68.34

Institutional Shares—Net Assets
Applicable to 1,743,315,998 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	119,160,076
Net Asset Value Per Share—Institutional Shares	$68.35

Institutional Plus Shares—Net Assets
Applicable to 1,083,075,015 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	138,831,517
Net Asset Value Per Share—Institutional Plus Shares	$128.18

Institutional Select Shares—Net Assets
Applicable to 115,451,099 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,528,217
Net Asset Value Per Share—Institutional Select Shares	$134.50

• See Note A in Notes to Financial Statements.
* Non-income producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are valued using significant unobservable inputs.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $2,805,251,000 of collateral received for securities on loan.
6 Securities with a value of $102,679,000 and a cash of $2,100,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $2,624,489,000.
8 Cash with a value of $2,340,000 has been segregated as collateral for open over-the-counter swap contracts.

10

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	19,724	2,684,042	(39,738)
E-mini Russell 2000 Index	September 2018	1,914	157,666	(2,758)
E-mini S&P Mid-Cap 400 Index	September 2018	240	46,946	(1,217)
				(43,713)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
					Value and
				Fixed/Floating	Unrealized
			Notional	Net Rate	Appreciation
Termination			Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	7/11/18	GSCM	11,073	(2.485%)	(183)
Ambac Financial Group Inc.	7/11/18	GSCM	1,887	(2.734%)	(2)
Gaming and Leisure Properties Inc.	9/21/18	GSCM	16,810	(2.638%)	364
SLM Corp.	8/9/18	GSI	49,569	(2.446%)	(2,055)
					(1,876)
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

At June 30, 2018, the counterparty had deposited in segregated accounts cash of $490,000 in connection with open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Dividends	6,063,138
Interest[1]	19,077
Securities Lending—Net	69,942
Total Income	6,152,157
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9,051
Management and Administrative—Investor Shares	78,779
Management and Administrative—ETF Shares	14,287
Management and Administrative—Admiral Shares	28,581
Management and Administrative—Institutional Shares	15,858
Management and Administrative—Institutional Plus Shares	10,561
Management and Administrative—Institutional Select Shares	499
Marketing and Distribution—Investor Shares	9,445
Marketing and Distribution—ETF Shares	1,774
Marketing and Distribution—Admiral Shares	5,212
Marketing and Distribution—Institutional Shares	1,328
Marketing and Distribution—Institutional Plus Shares	674
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	1,569
Shareholders’ Reports—Investor Shares	346
Shareholders’ Reports—ETF Shares	514
Shareholders’ Reports—Admiral Shares	242
Shareholders’ Reports—Institutional Shares	257
Shareholders’ Reports—Institutional Plus Shares	14
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	228
Total Expenses	179,219
Net Investment Income	5,972,938
Realized Net Gain (Loss)
Investment Securities Sold[1]	3,956,634
Futures Contracts	90,801
Swap Contracts	2,567
Realized Net Gain (Loss)	4,050,002
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	12,476,655
Futures Contracts	(42,962)
Swap Contracts	(1,553)
Change in Unrealized Appreciation (Depreciation)	12,432,140
Net Increase (Decrease) in Net Assets Resulting from Operations	22,455,080

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $18,044,000, ($134,000), and $337,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

12

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,972,938	10,874,077
Realized Net Gain (Loss)	4,050,002	4,548,286
Change in Unrealized Appreciation (Depreciation)	12,432,140	97,128,679
Net Increase (Decrease) in Net Assets Resulting from Operations	22,455,080	112,551,042
Distributions
Net Investment Income
Investor Shares	(1,022,373)	(2,050,561)
ETF Shares	(803,047)	(1,517,300)
Admiral Shares	(1,640,994)	(3,194,026)
Institutional Shares	(995,371)	(1,832,069)
Institutional Plus Shares	(1,153,635)	(2,069,350)
Institutional Select Shares	(126,489)	(220,025)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(5,741,909)	(10,883,331)
Capital Share Transactions
Investor Shares	1,156,878	2,531,635
ETF Shares	3,346,455	7,977,735
Admiral Shares	4,305,710	8,806,511
Institutional Shares	2,807,804	17,246,738
Institutional Plus Shares	9,311,755	22,241,001
Institutional Select Shares	965,620	3,653,908
Net Increase (Decrease) from Capital Share Transactions	21,894,222	62,457,528
Total Increase (Decrease)	38,607,393	164,125,239
Net Assets
Beginning of Period	662,577,171	498,451,932
End of Period[1]	701,184,564	662,577,171
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $134,636,000 and ($98,960,000).

See accompanying Notes, which are an integral part of the Financial Statements.

13

Total Stock Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$66.70	$56.06	$50.78	$51.58	$46.67	$35.64
Investment Operations
Net Investment Income	. 559[1]	1.086[1]	1.022	.954	.854	.757
Net Realized and Unrealized Gain (Loss)
on Investments	1.595	10.630	5.282	(.807)	4.907	11.038
Total from Investment Operations	2.154	11.716	6.304	.147	5.761	11.795
Distributions
Dividends from Net Investment Income	(.534)	(1.076)	(1.024)	(.947)	(.851)	(.765)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.534)	(1.076)	(1.024)	(.947)	(.851)	(.765)
Net Asset Value, End of Period	$68.32	$66.70	$56.06	$50.78	$51.58	$46.67

Total Return[2]	3.23%	21.05%	12.53%	0.29%	12.43%	33.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$131,183	$126,766	$103,932	$96,323	$117,966	$105,008
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.15%	0.16%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.68%	1.77%	1.98%	1.85%	1.77%	1.84%
Portfolio Turnover Rate [3]	3%	3%	4%	3%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Stock Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$137.06	$115.21	$104.34	$106.00	$95.91	$73.24
Investment Operations
Net Investment Income	1.219[1]	2.361[1]	2.214	2.082	1.874	1.657
Net Realized and Unrealized Gain (Loss)
on Investments	3.281	21.832	10.871	(1.675)	10.085	22.686
Total from Investment Operations	4.500	24.193	13.085	.407	11.959	24.343
Distributions
Dividends from Net Investment Income	(1.170)	(2.343)	(2.215)	(2.067)	(1.869)	(1.673)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.170)	(2.343)	(2.215)	(2.067)	(1.869)	(1.673)
Net Asset Value, End of Period	$140.39	$137.06	$115.21	$104.34	$106.00	$95.91

Total Return	3.29%	21.16%	12.68%	0.40%	12.56%	33.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97,478	$91,862	$69,889	$57,434	$50,886	$39,165
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.78%	1.87%	2.09%	1.96%	1.89%	1.96%
Portfolio Turnover Rate[2]	3%	3%	4%	3%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$66.72	$56.08	$50.79	$51.60	$46.69	$35.65
Investment Operations
Net Investment Income	. 593[1]	1.148[1]	1.077	1.013	.912	.807
Net Realized and Unrealized Gain (Loss)
on Investments	1.596	10.633	5.291	(.818)	4.908	11.047
Total from Investment Operations	2.189	11.781	6.368	.195	5.820	11.854
Distributions
Dividends from Net Investment Income	(.569)	(1.141)	(1.078)	(1.005)	(.910)	(.814)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.569)	(1.141)	(1.078)	(1.005)	(.910)	(.814)
Net Asset Value, End of Period	$68.34	$66.72	$56.08	$50.79	$51.60	$46.69

Total Return[2]	3.28%	21.17%	12.66%	0.39%	12.56%	33.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$199,004	$190,099	$151,612	$126,363	$117,476	$86,541
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.78%	1.87%	2.09%	1.96%	1.89%	1.96%
Portfolio Turnover Rate [3]	3%	3%	4%	3%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$66.73	$56.09	$50.80	$51.60	$46.69	$35.66
Investment Operations
Net Investment Income	. 595[1]	1.153[1]	1.082	1.017	.915	.808
Net Realized and Unrealized Gain (Loss)
on Investments	1.596	10.630	5.291	(.808)	4.908	11.038
Total from Investment Operations	2.191	11.783	6.373	.209	5.823	11.846
Distributions
Dividends from Net Investment Income	(.571)	(1.143)	(1.083)	(1.009)	(.913)	(.816)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.571)	(1.143)	(1.083)	(1.009)	(.913)	(.816)
Net Asset Value, End of Period	$68.35	$66.73	$56.09	$50.80	$51.60	$46.69

Total Return	3.28%	21.17%	12.67%	0.42%	12.56%	33.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$119,160	$113,557	$79,443	$57,438	$96,674	$65,738
Ratio of Total Expenses to
Average Net Assets	0.033%	0.035%	0.03%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	1.79%	1.87%	2.10%	1.97%	1.90%	1.97%
Portfolio Turnover Rate[2]	3%	3%	4%	3%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months			April 28,
	Ended	Year Ended		2015[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$125.14	$105.18	$95.26	$100.00
Investment Operations
Net Investment Income	1.125 [2]	2.182 [2]	2.042	1.335
Net Realized and Unrealized Gain (Loss) on Investments	2.994	19.938	9.924	(4.631)
Total from Investment Operations	4.119	22.120	11.966	(3.296)
Distributions
Dividends from Net Investment Income	(1.079)	(2.160)	(2.046)	(1.444)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.079)	(2.160)	(2.046)	(1.444)
Net Asset Value, End of Period	$128.18	$125.14	$105.18	$95.26

Total Return	3.29%	21.19%	12.69%	-3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$138,832	$126,130	$85,031	$63,093
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.80%	1.89%	2.11%	1.99%[3]
Portfolio Turnover Rate [4]	3%	3%	4%	3%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated base on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Institutional Select Shares
	Six Months	Year	June 27,
	Ended	Ended	2016[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016
Net Asset Value, Beginning of Period	$131.31	$110.37	$97.70
Investment Operations
Net Investment Income	1.185 [2]	2.311[2]	1.181
Net Realized and Unrealized Gain (Loss) on Investments	3.144	20.908	12.718
Total from Investment Operations	4.329	23.219	13.899
Distributions
Dividends from Net Investment Income	(1.139)	(2.279)	(1.229)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.139)	(2.279)	(1.229)
Net Asset Value, End of Period	$134.50	$131.31	$110.37

Total Return	3.30%	21.20%	14.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,528	$14,163	$8,545
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.81%	1.90%	2.15%[3]
Portfolio Turnover Rate [4]	3%	3%	4%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

20

Total Stock Market Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2018, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than

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Total Stock Market Index Fund

the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

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Total Stock Market Index Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $37,171,000, representing 0.01% of the fund’s net assets and 14.87% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	698,229,838	82	10,250
Temporary Cash Investments	4,845,160	104,678	—
Futures Contracts—Assets[1]	1,854	—	—
Futures Contracts—Liabilities[1]	(306)	—	—
Swap Contracts—Assets	—	364	—
Swap Contracts—Liabilities	—	(2,240)	—
Total	703,076,546	102,884	10,250
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2018, the fund realized $3,924,114,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

23

Total Stock Market Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $1,660,426,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $438,796,895,000. Net unrealized appreciation of investment securities for tax purposes was $264,393,113,000, consisting of unrealized gains of $277,057,623,000 on securities that had risen in value since their purchase and $12,664,510,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $39,303,477,000 of investment securities and sold $18,680,591,000 of investment securities, other than temporary cash investments. Purchases and sales include $7,585,087,000 and $7,204,623,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	7,654,863	113,982	12,556,777	208,299
Issued in Lieu of Cash Distributions	1,016,353	14,830	2,038,790	32,768
Redeemed	(7,514,338)	(109,212)	(12,063,932)	(194,415)
Net Increase (Decrease)—Investor Shares	1,156,878	19,600	2,531,635	46,652
ETF Shares
Issued	8,319,053	59,520	16,459,854	130,270
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,972,598)	(35,400)	(8,482,119)	(66,700)
Net Increase (Decrease)—ETF Shares	3,346,455	24,120	7,977,735	63,570
Admiral Shares
Issued	14,903,238	218,864	27,046,065	443,009
Issued in Lieu of Cash Distributions	1,392,681	20,314	2,736,033	43,962
Redeemed	(11,990,209)	(176,415)	(20,975,587)	(341,277)
Net Increase (Decrease)—Admiral Shares	4,305,710	62,763	8,806,511	145,694
Institutional Shares
Issued	13,342,655	198,196	26,728,536	439,870
Issued in Lieu of Cash Distributions	928,748	13,544	1,703,342	27,314
Redeemed	(11,463,599)	(170,099)	(11,185,140)	(181,865)
Net Increase (Decrease)—Institutional Shares	2,807,804	41,641	17,246,738	285,319

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Total Stock Market Index Fund

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares
Issued	16,266,161	129,069	27,613,297	245,814
Issued in Lieu of Cash Distributions	1,140,085	8,864	2,052,478	17,549
Redeemed	(8,094,491)	(62,734)	(7,424,774)	(63,880)
Net Increase (Decrease)—Institutional Plus Shares	9,311,755	75,199	22,241,001	199,483
Institutional Select Shares
Issued	1,497,263	11,579	4,173,338	34,645
Issued in Lieu of Cash Distributions	126,489	937	220,024	1,788
Redeemed	(658,132)	(4,919)	(739,454)	(6,005)
Net Increase (Decrease)—Institutional Select Shares	965,620	7,597	3,653,908	30,428

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,032.29	$0.71
ETF Shares	1,000.00	1,032.92	0.20
Admiral Shares	1,000.00	1,032.80	0.20
Institutional Shares	1,000.00	1,032.82	0.15
Institutional Plus Shares	1,000.00	1,032.91	0.10
Institutional Select Shares	1,000.00	1,032.96	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Shares	1,000.00	1,024.65	0.15
Institutional Plus Shares	1,000.00	1,024.70	0.10
Institutional Select Shares	1,000.00	1,024.74	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, 0.033% for Institutional Shares, 0.02% for
Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

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Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

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Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2018, Bloomberg.
All rights reserved.
Institutional Investor Services > 800-523-1036
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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.
Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)

Common Stocks (99.2%)[1]
Basic Materials (4.3%)
	Chemours Co.	4,418,386	196,000
	RPM International Inc.	3,319,212	193,576
	United States Steel Corp.	4,390,692	152,577
	Royal Gold Inc.	1,625,297	150,893
	Huntsman Corp.	5,049,274	147,439
	Steel Dynamics Inc.	2,783,364	127,896
	WR Grace & Co.	1,671,364	122,528
	Ashland Global Holdings Inc.	1,548,924	121,095
	Olin Corp.	4,152,863	119,270
*	Alcoa Corp.	2,315,271	108,540
	Versum Materials Inc.	2,705,744	100,518
	Peabody Energy Corp.	2,181,871	99,231
	NewMarket Corp.	234,062	94,678
	PolyOne Corp.	1,985,842	85,828
	Cabot Corp.	1,380,896	85,298
*	Ingevity Corp.	1,045,901	84,572
	Scotts Miracle-Gro Co.	962,033	80,003
*,^	Allegheny Technologies Inc.	3,120,482	78,386
	Balchem Corp.	797,011	78,219
	KapStone Paper and Packaging Corp.	2,184,632	75,370
	Sensient Technologies Corp.	1,051,430	75,230
	Domtar Corp.	1,560,192	74,484
*	Univar Inc.	2,807,770	73,676
	HB Fuller Co.	1,254,653	67,350
	Minerals Technologies Inc.	879,096	66,240
*	Cleveland-Cliffs Inc.	7,388,633	62,286
*	Platform Specialty Products Corp.	5,364,478	62,228
	Carpenter Technology Corp.	1,166,117	61,303
	Commercial Metals Co.	2,763,118	58,329
	Compass Minerals International Inc.	839,815	55,218
	US Silica Holdings Inc.	1,937,193	49,766
*	GCP Applied Technologies Inc.	1,698,652	49,176
	Quaker Chemical Corp.	314,559	48,716
	Innospec Inc.	605,897	46,381
	Worthington Industries Inc.	1,053,706	44,224
*	Ferro Corp.	2,094,852	43,678
	Tronox Ltd. Class A	2,215,760	43,606
*	Cambrex Corp.	818,348	42,800
	Kaiser Aluminum Corp.	394,778	41,100
	Stepan Co.	506,710	39,528
*	Kraton Corp.	792,245	36,554
	Arch Coal Inc. Class A	461,185	36,171
*	Coeur Mining Inc.	4,623,331	35,137
	Hecla Mining Co.	9,944,951	34,608
*,^	AK Steel Holding Corp.	7,829,261	33,979
	Warrior Met Coal Inc.	1,181,305	32,569
	A Schulman Inc.	660,172	29,378
*	CONSOL Energy Inc.	626,619	24,031
	Innophos Holdings Inc.	484,501	23,062
	Rayonier Advanced Materials Inc.	1,285,511	21,969
	PH Glatfelter Co.	1,089,402	21,341
*	Koppers Holdings Inc.	497,587	19,082
*	Century Aluminum Co.	1,194,151	18,808
	Tredegar Corp.	739,540	17,379
	American Vanguard Corp.	667,582	15,321
*	Resolute Forest Products Inc.	1,459,650	15,107
*	PQ Group Holdings Inc.	829,652	14,934
*	Covia Holdings Corp.	797,374	14,799
	Kronos Worldwide Inc.	575,350	12,963
	Haynes International Inc.	309,022	11,353
*	SunCoke Energy Inc.	808,237	10,830

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Clearwater Paper Corp.	411,130	9,497
	FutureFuel Corp.	648,319	9,083
			3,905,191
Consumer Goods (6.7%)
*	US Foods Holding Corp.	5,363,139	202,834
	Pinnacle Foods Inc.	2,958,887	192,505
*,^	Wayfair Inc.	1,378,846	163,752
	Gentex Corp.	6,799,978	156,536
	Leggett & Platt Inc.	3,259,630	145,510
	Pool Corp.	954,716	144,639
*,^	Middleby Corp.	1,383,240	144,438
*,^	Herbalife Nutrition Ltd.	2,663,148	143,064
^	Mattel Inc.	8,542,248	140,264
	Brunswick Corp.	2,164,676	139,578
*	Post Holdings Inc.	1,587,653	136,570
	Toll Brothers Inc.	3,392,899	125,503
	Thor Industries Inc.	1,243,191	121,074
	Carter's Inc.	1,107,172	120,006
	Valvoline Inc.	4,860,563	104,842
	Nu Skin Enterprises Inc. Class A	1,311,602	102,554
*	Skechers U.S.A. Inc. Class A	3,372,026	101,195
	Delphi Technologies plc	2,205,061	100,242
	Ingredion Inc.	897,051	99,304
*	Visteon Corp.	733,782	94,834
	Energizer Holdings Inc.	1,482,583	93,343
	Flowers Foods Inc.	4,451,083	92,716
*	Deckers Outdoor Corp.	788,456	89,009
*	Darling Ingredients Inc.	4,089,608	81,301
*	Zynga Inc. Class A	19,172,732	78,033
	Wolverine World Wide Inc.	2,235,728	77,736
*	Welbilt Inc.	3,474,495	77,516
*	TreeHouse Foods Inc.	1,399,285	73,476
	Dana Inc.	3,612,966	72,946
	Columbia Sportswear Co.	781,539	71,487
	Steven Madden Ltd.	1,307,103	69,407
	Goodyear Tire & Rubber Co.	2,979,117	69,384
*	Hain Celestial Group Inc.	2,288,097	68,185
*	Edgewell Personal Care Co.	1,341,870	67,711
	Lancaster Colony Corp.	478,076	66,175
*	Helen of Troy Ltd.	660,287	65,005
*	Boston Beer Co. Inc. Class A	206,148	61,783
*	TRI Pointe Group Inc.	3,774,574	61,752
	KB Home	2,171,626	59,155
*	Cooper-Standard Holdings Inc.	448,974	58,667
*	Taylor Morrison Home Corp. Class A	2,764,452	57,445
	J&J Snack Foods Corp.	371,510	56,644
	Tenneco Inc.	1,277,954	56,179
*,^	Tempur Sealy International Inc.	1,147,852	55,154
	Sanderson Farms Inc.	510,119	53,639
	LCI Industries	594,689	53,611
	Herman Miller Inc.	1,483,290	50,284
*,^	iRobot Corp.	656,736	49,761
	B&G Foods Inc.	1,653,109	49,428
	WD-40 Co.	327,869	47,951
	Vector Group Ltd.	2,500,822	47,716
	Tupperware Brands Corp.	1,143,738	47,168
*	Dorman Products Inc.	662,778	45,274
*	G-III Apparel Group Ltd.	976,274	43,347
*	American Axle & Manufacturing Holdings Inc.	2,770,929	43,116
*	Meritage Homes Corp.	958,581	42,130
	Universal Corp.	621,755	41,067
	HNI Corp.	1,081,959	40,249
^	Spectrum Brands Holdings Inc.	480,349	39,206
	ACCO Brands Corp.	2,660,066	36,842

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Gentherm Inc.	913,306	35,893
	La-Z-Boy Inc.	1,166,523	35,696
*	Central Garden & Pet Co. Class A	869,309	35,181
*	USANA Health Sciences Inc.	300,360	34,632
	MDC Holdings Inc.	1,115,500	34,324
	Interface Inc. Class A	1,477,285	33,904
	Schweitzer-Mauduit International Inc.	763,392	33,376
	Oxford Industries Inc.	399,697	33,167
	Cooper Tire & Rubber Co.	1,255,752	33,026
*	Cal-Maine Foods Inc.	707,765	32,451
	Fresh Del Monte Produce Inc.	727,389	32,405
*	Hostess Brands Inc. Class A	2,358,301	32,073
*	National Beverage Corp.	288,882	30,882
*,^	Fitbit Inc. Class A	4,692,779	30,644
*,^	Fossil Group Inc.	1,102,013	29,611
	Seaboard Corp.	7,272	28,817
*	Crocs Inc.	1,607,676	28,311
	Steelcase Inc. Class A	2,034,381	27,464
*	Sleep Number Corp.	870,517	25,262
	Knoll Inc.	1,164,856	24,241
	Dean Foods Co.	2,268,675	23,844
	Inter Parfums Inc.	426,418	22,813
	Phibro Animal Health Corp. Class A	490,312	22,579
*	Vista Outdoor Inc.	1,423,606	22,052
*	Modine Manufacturing Co.	1,188,657	21,693
	Andersons Inc.	631,443	21,595
	Acushnet Holdings Corp.	833,280	20,382
	Movado Group Inc.	387,978	18,739
*,^	GoPro Inc. Class A	2,779,729	17,901
	Briggs & Stratton Corp.	1,005,250	17,702
	National Presto Industries Inc.	130,529	16,186
	Coca-Cola Bottling Co. Consolidated	115,103	15,554
	Ethan Allen Interiors Inc.	605,995	14,847
	Tootsie Roll Industries Inc.	432,142	13,332
*	Pilgrim's Pride Corp.	617,311	12,426
*	Central Garden & Pet Co.	242,520	10,545
	Superior Industries International Inc.	558,948	10,005
*,^	elf Beauty Inc.	529,724	8,073
	Titan International Inc.	632,059	6,782
*,^	Revlon Inc. Class A	193,163	3,390
			6,042,042
Consumer Services (12.6%)
	Vail Resorts Inc.	1,003,782	275,227
*	Burlington Stores Inc.	1,683,522	253,421
*	GrubHub Inc.	2,240,278	235,028
*	ServiceMaster Global Holdings Inc.	3,362,700	199,980
	KAR Auction Services Inc.	3,351,183	183,645
*	Liberty Media Corp-Liberty Formula One	4,782,672	177,581
*	Caesars Entertainment Corp.	15,605,331	166,977
*	Live Nation Entertainment Inc.	3,370,602	163,710
	Service Corp.	4,326,395	154,842
	Foot Locker Inc.	2,933,368	154,442
*	JetBlue Airways Corp.	7,855,573	149,099
	Domino's Pizza Inc.	524,825	148,090
*	Bright Horizons Family Solutions Inc.	1,437,742	147,397
	Dunkin' Brands Group Inc.	2,060,375	142,310
*	Madison Square Garden Co. Class A	450,857	139,851
*	Copart Inc.	2,448,285	138,475
	Sabre Corp.	5,458,871	134,507
*	Grand Canyon Education Inc.	1,197,653	133,670
*	Five Below Inc.	1,312,040	128,199
	Chemed Corp.	395,648	127,323
	Six Flags Entertainment Corp.	1,763,177	123,511
	H&R Block Inc.	5,195,916	118,363

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Williams-Sonoma Inc.	1,861,206	114,241
	Dun & Bradstreet Corp.	920,863	112,944
*	Stamps.com Inc.	422,684	106,960
*	Etsy Inc.	2,521,132	106,367
	Texas Roadhouse Inc. Class A	1,596,298	104,573
	Extended Stay America Inc.	4,717,742	101,950
*	Weight Watchers International Inc.	986,584	99,744
	Casey's General Stores Inc.	932,061	97,941
*	Planet Fitness Inc. Class A	2,176,797	95,648
*	Ollie's Bargain Outlet Holdings Inc.	1,315,622	95,383
	New York Times Co. Class A	3,667,011	94,976
^	Cracker Barrel Old Country Store Inc.	596,299	93,148
	Cinemark Holdings Inc.	2,611,019	91,595
	American Eagle Outfitters Inc.	3,936,437	91,522
	Dolby Laboratories Inc. Class A	1,472,643	90,847
*	Performance Food Group Co.	2,459,044	90,247
	Cable One Inc.	120,994	88,724
	ILG Inc.	2,624,307	86,681
*	Urban Outfitters Inc.	1,888,237	84,121
*	SiteOne Landscape Supply Inc.	998,805	83,870
*	Hilton Grand Vacations Inc.	2,404,735	83,444
	Signet Jewelers Ltd.	1,465,406	81,696
	Wendy's Co.	4,751,006	81,622
	Churchill Downs Inc.	268,905	79,730
	Nexstar Media Group Inc. Class A	1,078,905	79,192
*	Yelp Inc. Class A	1,973,568	77,324
	Aaron's Inc.	1,747,360	75,923
	Tribune Media Co. Class A	1,957,623	74,918
*	Shutterfly Inc.	823,266	74,119
*	TripAdvisor Inc.	1,315,152	73,267
*	Beacon Roofing Supply Inc.	1,690,990	72,070
*	Adtalem Global Education Inc.	1,495,847	71,950
*,^	Trade Desk Inc. Class A	766,524	71,900
*	AutoNation Inc.	1,467,037	71,269
*	AMC Networks Inc. Class A	1,141,931	71,028
	John Wiley & Sons Inc. Class A	1,138,107	71,018
*	Chegg Inc.	2,507,541	69,685
	AMERCO	194,496	69,270
	World Wrestling Entertainment Inc. Class A	950,112	69,187
*	Penn National Gaming Inc.	2,051,284	68,903
*	Sprouts Farmers Market Inc.	3,111,003	68,660
	Boyd Gaming Corp.	1,955,353	67,772
*,^	RH	480,621	67,143
*	Scientific Games Corp.	1,351,407	66,422
	Dick's Sporting Goods Inc.	1,883,810	66,404
	Bed Bath & Beyond Inc.	3,313,280	66,017
	Hillenbrand Inc.	1,397,204	65,878
	Rollins Inc.	1,220,128	64,154
	Choice Hotels International Inc.	844,182	63,820
	SkyWest Inc.	1,227,943	63,730
*	Spirit Airlines Inc.	1,693,000	61,541
	Graham Holdings Co. Class B	103,853	60,868
	Morningstar Inc.	474,476	60,852
	Jack in the Box Inc.	705,794	60,077
	Marriott Vacations Worldwide Corp.	528,028	59,646
*	Sotheby's	1,094,617	59,481
*	Liberty Expedia Holdings Inc. Class A	1,352,656	59,436
	Lions Gate Entertainment Corp. Class B	2,527,337	59,291
*	Murphy USA Inc.	784,940	58,313
	TEGNA Inc.	5,361,217	58,169
	PriceSmart Inc.	642,146	58,114
	Sinclair Broadcast Group Inc. Class A	1,805,602	58,050
	Red Rock Resorts Inc. Class A	1,724,679	57,777
	Cheesecake Factory Inc.	1,023,446	56,351

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Eldorado Resorts Inc.	1,439,456	56,283
	Lithia Motors Inc. Class A	595,103	56,279
*	Avis Budget Group Inc.	1,715,682	55,760
	Wyndham Destinations Inc.	1,240,228	54,905
*	Acxiom Corp.	1,816,052	54,391
*	United Natural Foods Inc.	1,251,011	53,368
*	Michaels Cos. Inc.	2,712,674	52,002
	Brinker International Inc.	1,089,962	51,882
*	Cars.com Inc.	1,786,785	50,727
	Meredith Corp.	987,159	50,345
*,^	Sally Beauty Holdings Inc.	3,030,991	48,587
*,^	Pandora Media Inc.	6,014,820	47,397
*	Dave & Buster's Entertainment Inc.	986,942	46,978
	Children's Place Inc.	388,330	46,910
*	Pinnacle Entertainment Inc.	1,377,677	46,469
*,^	Rite Aid Corp.	26,488,951	45,826
*	Groupon Inc. Class A	10,526,018	45,262
	Monro Inc.	773,983	44,968
	Matthews International Corp. Class A	757,826	44,560
	Allegiant Travel Co. Class A	320,520	44,536
	DSW Inc. Class A	1,697,426	43,828
	Big Lots Inc.	1,046,453	43,721
	Hawaiian Holdings Inc.	1,199,267	43,114
	Bloomin' Brands Inc.	2,077,138	41,750
*,^	Cargurus Inc.	1,191,975	41,409
	Abercrombie & Fitch Co.	1,684,564	41,238
	Penske Automotive Group Inc.	844,990	39,588
	Wingstop Inc.	724,996	37,787
	Office Depot Inc.	13,881,541	35,398
*	Diplomat Pharmacy Inc.	1,383,328	35,358
*	Asbury Automotive Group Inc.	512,392	35,124
	GameStop Corp. Class A	2,401,517	34,990
*	MSG Networks Inc.	1,457,315	34,903
*,^	Shake Shack Inc. Class A	514,495	34,049
*	Herc Holdings Inc.	597,978	33,690
^	Lions Gate Entertainment Corp. Class A	1,353,052	33,583
*	Rush Enterprises Inc. Class A	765,469	33,206
	Caleres Inc.	963,727	33,143
	Tailored Brands Inc.	1,235,059	31,519
	Dine Brands Global Inc.	419,649	31,390
	Group 1 Automotive Inc.	495,036	31,187
*,^	Roku Inc.	727,879	31,022
	BJ's Restaurants Inc.	515,523	30,931
*	National Vision Holdings Inc.	842,464	30,809
	Strayer Education Inc.	266,801	30,151
	Sonic Corp.	874,841	30,112
	Guess? Inc.	1,406,689	30,103
	Gannett Co. Inc.	2,803,155	29,994
*	Liberty TripAdvisor Holdings Inc. Class A	1,790,812	28,832
*	SeaWorld Entertainment Inc.	1,316,598	28,728
	Papa John's International Inc.	558,789	28,342
^	Dillard's Inc. Class A	296,234	27,994
	Capella Education Co.	275,588	27,200
	New Media Investment Group Inc.	1,418,909	26,221
*	Quotient Technology Inc.	1,991,977	26,095
*	Laureate Education Inc. Class A	1,818,494	26,059
	International Speedway Corp. Class A	577,267	25,804
	Scholastic Corp.	574,549	25,458
	Chico's FAS Inc.	3,041,691	24,759
	Core-Mark Holding Co. Inc.	1,086,914	24,673
*	Belmond Ltd. Class A	2,163,320	24,121
*,^	ANGI Homeservices Inc. Class A	1,526,563	23,479
	Entercom Communications Corp. Class A	3,061,343	23,113
*	Liberty Media Corp-Liberty Formula One Class A	605,777	21,390

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Hertz Global Holdings Inc.	1,353,682	20,765
	AMC Entertainment Holdings Inc. Class A	1,294,993	20,590
*	Houghton Mifflin Harcourt Co.	2,600,851	19,896
	Buckle Inc.	728,609	19,600
	Weis Markets Inc.	365,940	19,519
*	TrueCar Inc.	1,876,648	18,935
*	Genesco Inc.	468,999	18,619
^	SUPERVALU Inc.	903,796	18,546
	EW Scripps Co. Class A	1,384,408	18,537
*	Party City Holdco Inc.	1,194,856	18,222
*,^	JC Penney Co. Inc.	7,431,956	17,391
*,^	Lumber Liquidators Holdings Inc.	707,508	17,228
*	Ascena Retail Group Inc.	4,136,490	16,484
*	Express Inc.	1,774,276	16,235
*	K12 Inc.	970,037	15,879
*	Rent-A-Center Inc.	1,063,918	15,661
	National CineMedia Inc.	1,861,635	15,638
*	At Home Group Inc.	390,777	15,299
*,^	Carvana Co. Class A	353,296	14,697
*	Fiesta Restaurant Group Inc.	506,774	14,544
*	Regis Corp.	857,268	14,179
	Emerald Expositions Events Inc.	634,676	13,074
*	Zumiez Inc.	474,020	11,874
*	Stitch Fix Inc. Class A	427,430	11,729
	Sonic Automotive Inc. Class A	532,166	10,963
*	American Public Education Inc.	193,979	8,166
*	Rush Enterprises Inc. Class B	152,871	6,711
*,^	Lands' End Inc.	239,422	6,680
	Cato Corp. Class A	270,639	6,663
*	BJ's Wholesale Club Holdings Inc.	263,031	6,221
*	El Pollo Loco Holdings Inc.	532,583	6,071
*	Bojangles' Inc.	408,167	5,878
*	BrightView Holdings Inc.	258,610	5,676
*	Biglari Holdings Inc. Class B	29,411	5,397
	Speedway Motorsports Inc.	307,746	5,342
*	Hibbett Sports Inc.	232,977	5,335
*,^	Blue Apron Holdings Inc. Class A	1,413,761	4,736
	Barnes & Noble Inc.	643,252	4,085
	Clear Channel Outdoor Holdings Inc. Class A	906,226	3,897
	Tile Shop Holdings Inc.	484,905	3,734
*	Smart & Final Stores Inc.	660,655	3,667
*	Biglari Holdings Inc.	2,780	2,641
*,^	Sears Holdings Corp.	401,125	951
			11,401,366
Financials (25.3%)
	East West Bancorp Inc.	3,597,325	234,546
	Kilroy Realty Corp.	2,454,660	185,670
	Sun Communities Inc.	1,888,420	184,839
	Equity LifeStyle Properties Inc.	1,981,618	182,111
	American Financial Group Inc.	1,656,383	177,780
	WP Carey Inc.	2,662,417	176,651
	MarketAxess Holdings Inc.	887,002	175,502
	National Retail Properties Inc.	3,820,420	167,946
*	Signature Bank	1,297,177	165,883
	Apartment Investment & Management Co.	3,906,347	165,238
	Gaming and Leisure Properties Inc.	4,561,707	163,309
	Liberty Property Trust	3,670,236	162,702
	Brown & Brown Inc.	5,830,288	161,674
	Douglas Emmett Inc.	4,008,242	161,051
*,^	Zillow Group Inc.	2,704,425	159,723
	DCT Industrial Trust Inc.	2,338,575	156,053
	Cullen/Frost Bankers Inc.	1,425,622	154,309
	Commerce Bancshares Inc.	2,380,481	154,041
	PacWest Bancorp	3,107,812	153,588

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Park Hotels & Resorts Inc.	4,995,700	153,018
^	Omega Healthcare Investors Inc.	4,932,211	152,899
	Synovus Financial Corp.	2,798,526	147,846
	Eaton Vance Corp.	2,812,689	146,794
	New Residential Investment Corp.	8,352,693	146,089
	CubeSmart	4,525,639	145,816
	Webster Financial Corp.	2,286,818	145,670
	American Campus Communities Inc.	3,394,825	145,570
	VICI Properties Inc.	7,023,891	144,973
	First Horizon National Corp.	8,125,277	144,955
	CyrusOne Inc.	2,461,660	143,662
	Lamar Advertising Co. Class A	2,087,471	142,595
	Old Republic International Corp.	7,131,558	141,989
	American Homes 4 Rent Class A	6,230,038	138,182
	Hudson Pacific Properties Inc.	3,890,980	137,857
	LPL Financial Holdings Inc.	2,102,304	137,785
	Healthcare Trust of America Inc. Class A	5,096,618	137,405
	Bank of the Ozarks	3,034,528	136,675
	Forest City Realty Trust Inc. Class A	5,969,192	136,157
	First American Financial Corp.	2,631,334	136,093
	Assurant Inc.	1,308,452	135,412
	Starwood Property Trust Inc.	6,178,096	134,126
*	Western Alliance Bancorp	2,364,774	133,870
	Brixmor Property Group Inc.	7,523,732	131,139
	Highwoods Properties Inc.	2,566,010	130,174
	Janus Henderson Group plc	4,230,648	130,008
*	Howard Hughes Corp.	961,267	127,368
	Medical Properties Trust Inc.	9,059,612	127,197
	Validus Holdings Ltd.	1,870,932	126,475
	Hanover Insurance Group Inc.	1,056,554	126,322
	Sterling Bancorp	5,317,457	124,960
	Rayonier Inc.	3,213,351	124,325
	Umpqua Holdings Corp.	5,465,091	123,456
	Wintrust Financial Corp.	1,397,144	121,621
	STORE Capital Corp.	4,425,155	121,249
	RenaissanceRe Holdings Ltd.	998,853	120,182
	EPR Properties	1,846,950	119,664
*,^	Credit Acceptance Corp.	335,676	118,628
	Associated Banc-Corp	4,240,375	115,762
	Popular Inc.	2,539,706	114,820
*	Texas Capital Bancshares Inc.	1,233,647	112,879
	Prosperity Bancshares Inc.	1,648,337	112,680
	Pinnacle Financial Partners Inc.	1,836,412	112,664
	Life Storage Inc.	1,154,938	112,387
*	GCI Liberty Inc. Class A	2,466,892	111,208
	Hospitality Properties Trust	3,879,075	110,980
	Axis Capital Holdings Ltd.	1,970,243	109,585
	Gramercy Property Trust	3,993,855	109,112
	Primerica Inc.	1,094,345	108,997
	FNB Corp.	8,039,571	107,891
	BankUnited Inc.	2,633,557	107,581
	Senior Housing Properties Trust	5,901,341	106,755
	IBERIABANK Corp.	1,407,321	106,675
	First Industrial Realty Trust Inc.	3,115,035	103,855
*	HealthEquity Inc.	1,380,199	103,653
	Cousins Properties Inc.	10,438,930	101,153
*	MGIC Investment Corp.	9,221,467	98,854
	Hancock Whitney Corp.	2,118,250	98,816
	Chemical Financial Corp.	1,771,353	98,611
	Apple Hospitality REIT Inc.	5,435,521	97,187
	Sabra Health Care REIT Inc.	4,430,983	96,285
	FirstCash Inc.	1,070,760	96,208
	JBG SMITH Properties	2,633,988	96,062
	RLJ Lodging Trust	4,349,533	95,907

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Ryman Hospitality Properties Inc.	1,147,284	95,397
	Valley National Bancorp	7,819,089	95,080
	CoreSite Realty Corp.	856,015	94,864
	Assured Guaranty Ltd.	2,651,276	94,730
	LaSalle Hotel Properties	2,742,240	93,867
	Weingarten Realty Investors	3,025,020	93,201
	Sunstone Hotel Investors Inc.	5,601,751	93,101
	MB Financial Inc.	1,983,534	92,631
	TCF Financial Corp.	3,760,007	92,571
	United Bankshares Inc.	2,481,698	90,334
	Healthcare Realty Trust Inc.	3,105,932	90,321
*	Zillow Group Inc. Class A	1,509,873	90,215
*	Equity Commonwealth	2,861,532	90,138
	Stifel Financial Corp.	1,688,566	88,228
	Bank of Hawaii Corp.	1,048,835	87,494
	Home BancShares Inc.	3,872,687	87,368
	Radian Group Inc.	5,328,043	86,421
	Navient Corp.	6,571,170	85,622
	Spirit Realty Capital Inc.	10,640,760	85,445
	Evercore Inc. Class A	808,648	85,272
	UMB Financial Corp.	1,118,539	85,266
*	Green Dot Corp. Class A	1,160,143	85,143
	Taubman Centers Inc.	1,439,416	84,580
	Uniti Group Inc.	4,147,680	83,078
*	Essent Group Ltd.	2,315,461	82,940
	Glacier Bancorp Inc.	2,098,943	81,187
	First Financial Bankshares Inc.	1,594,644	81,167
	Chimera Investment Corp.	4,413,358	80,676
	Selective Insurance Group Inc.	1,459,751	80,286
^	Blackstone Mortgage Trust Inc. Class A	2,553,456	80,255
	GEO Group Inc.	2,903,721	79,968
	CNO Financial Group Inc.	4,157,104	79,151
	South State Corp.	913,223	78,765
	EastGroup Properties Inc.	824,213	78,762
	BancorpSouth Bank	2,389,844	78,745
	Paramount Group Inc.	5,078,883	78,215
	Education Realty Trust Inc.	1,883,140	78,150
	Cathay General Bancorp	1,917,332	77,633
*	SLM Corp.	6,752,871	77,320
	Investors Bancorp Inc.	5,988,025	76,587
	American Equity Investment Life Holding Co.	2,126,329	76,548
	PotlatchDeltic Corp.	1,481,350	75,327
	MFA Financial Inc.	9,900,312	75,044
	Brandywine Realty Trust	4,437,045	74,897
	Community Bank System Inc.	1,265,714	74,766
	Columbia Banking System Inc.	1,818,403	74,373
	Erie Indemnity Co. Class A	630,920	73,982
	Corporate Office Properties Trust	2,536,233	73,525
	Colony Capital Inc.	11,706,250	73,047
	Legg Mason Inc.	2,098,883	72,894
	Kemper Corp.	959,258	72,568
	Realogy Holdings Corp.	3,167,365	72,216
	National Health Investors Inc.	979,832	72,194
	Physicians Realty Trust	4,519,882	72,047
	Fulton Financial Corp.	4,366,408	72,046
	BGC Partners Inc. Class A	6,324,634	71,595
	Financial Engines Inc.	1,577,625	70,835
	First Financial Bancorp	2,307,591	70,728
	CoreCivic Inc.	2,943,344	70,316
	Old National Bancorp	3,777,787	70,267
	Empire State Realty Trust Inc.	4,082,907	69,818
	Retail Properties of America Inc.	5,453,713	69,698
	RLI Corp.	1,044,842	69,158
	Two Harbors Investment Corp.	4,358,717	68,868

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Washington Federal Inc.	2,095,678	68,529
	White Mountains Insurance Group Ltd.	74,966	67,965
	Outfront Media Inc.	3,458,392	67,266
	Columbia Property Trust Inc.	2,948,115	66,952
	Pebblebrook Hotel Trust	1,714,436	66,520
	STAG Industrial Inc.	2,416,454	65,800
	DDR Corp.	3,668,835	65,672
	First Midwest Bancorp Inc.	2,562,092	65,256
	Kennedy-Wilson Holdings Inc.	3,069,572	64,921
*	FCB Financial Holdings Inc. Class A	1,103,639	64,894
	Xenia Hotels & Resorts Inc.	2,653,007	64,627
	Piedmont Office Realty Trust Inc. Class A	3,186,925	63,515
	Rexford Industrial Realty Inc.	2,012,503	63,172
*	OneMain Holdings Inc.	1,852,828	61,681
	Simmons First National Corp. Class A	2,061,317	61,633
	Great Western Bancorp Inc.	1,464,147	61,480
	DiamondRock Hospitality Co.	4,980,295	61,158
	PS Business Parks Inc.	475,512	61,103
	First Citizens BancShares Inc. Class A	150,347	60,635
	Union Bankshares Corp.	1,553,767	60,410
	Aspen Insurance Holdings Ltd.	1,480,495	60,256
	International Bancshares Corp.	1,397,581	59,816
	Washington REIT	1,952,779	59,228
	Moelis & Co. Class A	1,007,609	59,096
	CVB Financial Corp.	2,604,901	58,402
	Urban Edge Properties	2,549,029	58,296
	United Community Banks Inc.	1,867,407	57,273
*,^	BofI Holding Inc.	1,398,896	57,229
	First Merchants Corp.	1,229,134	57,032
	Hope Bancorp Inc.	3,197,057	57,004
*	Genworth Financial Inc. Class A	12,424,345	55,910
	Apollo Commercial Real Estate Finance Inc.	3,056,956	55,881
	Tanger Factory Outlet Centers Inc.	2,343,662	55,053
	Retail Opportunity Investments Corp.	2,799,645	53,641
	Independent Bank Corp.	683,833	53,613
	BOK Financial Corp.	568,651	53,459
	Renasant Corp.	1,165,670	53,061
	Federated Investors Inc. Class B	2,269,983	52,936
	Acadia Realty Trust	1,925,685	52,706
	Towne Bank	1,608,549	51,634
	Ameris Bancorp	967,508	51,617
	Santander Consumer USA Holdings Inc.	2,689,166	51,336
*	Enstar Group Ltd.	244,661	50,718
*	Quality Care Properties Inc.	2,337,686	50,284
	QTS Realty Trust Inc. Class A	1,266,259	50,017
	Terreno Realty Corp.	1,321,481	49,780
	First Hawaiian Inc.	1,708,170	49,571
*	Eagle Bancorp Inc.	808,101	49,537
	Trustmark Corp.	1,516,483	49,483
	WesBanco Inc.	1,097,201	49,418
	Banner Corp.	802,087	48,229
	Chesapeake Lodging Trust	1,499,192	47,434
	ProAssurance Corp.	1,329,405	47,127
	Lexington Realty Trust	5,377,206	46,943
	ServisFirst Bancshares Inc.	1,122,932	46,860
	Argo Group International Holdings Ltd.	800,353	46,541
	Horace Mann Educators Corp.	1,014,822	45,261
	LegacyTexas Financial Group Inc.	1,140,266	44,493
	Invesco Mortgage Capital Inc.	2,778,982	44,186
^	Colony Credit Real Estate Inc.	2,076,048	43,036
	Capitol Federal Financial Inc.	3,266,188	42,983
	LTC Properties Inc.	985,251	42,110
	Houlihan Lokey Inc. Class A	813,816	41,684
	Provident Financial Services Inc.	1,498,535	41,255

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	PRA Group Inc.	1,067,554	41,154
*	First BanCorp	5,377,565	41,138
	Mack-Cali Realty Corp.	2,015,017	40,865
	Virtu Financial Inc. Class A	1,522,920	40,434
	Alexander & Baldwin Inc.	1,699,816	39,946
	Northwest Bancshares Inc.	2,288,227	39,792
*,^	LendingTree Inc.	185,894	39,744
*	HRG Group Inc.	3,024,954	39,597
	Hilltop Holdings Inc.	1,790,565	39,518
	NBT Bancorp Inc.	1,030,914	39,329
	Government Properties Income Trust	2,463,252	39,043
	Berkshire Hills Bancorp Inc.	958,026	38,896
	First Commonwealth Financial Corp.	2,497,633	38,738
	Walker & Dunlop Inc.	693,106	38,571
	National General Holdings Corp.	1,460,282	38,449
	Artisan Partners Asset Management Inc. Class A	1,272,862	38,377
	Washington Prime Group Inc.	4,621,563	37,481
	Infinity Property & Casualty Corp.	258,742	36,832
	Park National Corp.	322,986	35,987
	American Assets Trust Inc.	938,732	35,944
	Navigators Group Inc.	627,268	35,754
	S&T Bancorp Inc.	825,158	35,680
	Westamerica Bancorporation	629,085	35,550
*	LendingClub Corp.	9,379,015	35,546
	AmTrust Financial Services Inc.	2,439,534	35,544
	Brookline Bancorp Inc.	1,894,643	35,240
	Select Income REIT	1,557,261	34,992
	Waddell & Reed Financial Inc. Class A	1,936,309	34,795
	Ladder Capital Corp. Class A	2,189,280	34,197
	Global Net Lease Inc.	1,671,692	34,153
	Kite Realty Group Trust	1,985,201	33,907
^	Seritage Growth Properties Class A	788,211	33,444
	Boston Private Financial Holdings Inc.	2,096,736	33,338
	Cadence BanCorp Class A	1,142,079	32,972
	First Interstate BancSystem Inc. Class A	761,027	32,115
	HFF Inc. Class A	922,873	31,701
	CareTrust REIT Inc.	1,891,578	31,570
	Mercury General Corp.	687,973	31,344
	Employers Holdings Inc.	774,259	31,125
	Tompkins Financial Corp.	360,845	30,989
*	Cannae Holdings Inc.	1,670,079	30,980
	Redwood Trust Inc.	1,878,650	30,941
*,^	Redfin Corp.	1,338,037	30,895
	Safety Insurance Group Inc.	360,776	30,810
	State Bank Financial Corp.	920,434	30,743
	Kearny Financial Corp.	2,280,155	30,668
	Independent Bank Group Inc.	458,831	30,650
	CenterState Bank Corp.	988,699	29,483
	WisdomTree Investments Inc.	3,240,267	29,422
*	FGL Holdings	3,451,210	28,956
	CYS Investments Inc.	3,854,908	28,912
	United Fire Group Inc.	527,451	28,751
	Piper Jaffray Cos.	359,341	27,615
	City Holding Co.	365,684	27,510
	NRG Yield Inc.	1,587,909	27,312
	Americold Realty Trust	1,237,648	27,253
	PennyMac Mortgage Investment Trust	1,434,098	27,234
	Beneficial Bancorp Inc.	1,673,384	27,109
*	Third Point Reinsurance Ltd.	2,158,164	26,977
	BancFirst Corp.	447,356	26,483
*	CorePoint Lodging Inc.	1,017,041	26,341
	Ramco-Gershenson Properties Trust	1,891,260	24,984
	National Bank Holdings Corp. Class A	642,618	24,799
*	Flagstar Bancorp Inc.	717,338	24,576

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	American National Insurance Co.	199,905	23,907
	ARMOUR Residential REIT Inc.	1,040,005	23,723
^	CBL & Associates Properties Inc.	4,077,269	22,710
*	Encore Capital Group Inc.	609,800	22,319
	Getty Realty Corp.	791,733	22,303
	TPG RE Finance Trust Inc.	1,097,327	22,298
	MTGE Investment Corp.	1,135,918	22,264
	TFS Financial Corp.	1,395,061	22,000
	Cohen & Steers Inc.	523,848	21,850
	Virtus Investment Partners Inc.	170,544	21,821
	InfraREIT Inc.	983,717	21,809
	Franklin Street Properties Corp.	2,525,572	21,619
*	Pacific Premier Bancorp Inc.	548,207	20,914
	Capstead Mortgage Corp.	2,291,939	20,513
	Central Pacific Financial Corp.	697,145	19,973
	Hersha Hospitality Trust Class A	927,868	19,903
	Universal Health Realty Income Trust	308,230	19,721
	Alexander's Inc.	50,756	19,421
	FBL Financial Group Inc. Class A	246,091	19,380
*,^	MBIA Inc.	2,130,223	19,257
*,^	Columbia Financial Inc.	1,152,288	19,070
	Nelnet Inc. Class A	325,693	19,024
	Ashford Hospitality Trust Inc.	2,333,414	18,901
	Granite Point Mortgage Trust Inc.	1,023,238	18,776
*	Marcus & Millichap Inc.	478,011	18,647
	Summit Hotel Properties Inc.	1,298,196	18,577
*	iStar Inc.	1,600,868	17,273
^	Pennsylvania REIT	1,570,956	17,265
	Northfield Bancorp Inc.	1,036,866	17,233
	National Western Life Group Inc. Class A	55,286	16,987
	Urstadt Biddle Properties Inc. Class A	735,081	16,635
	Hamilton Lane Inc. Class A	343,802	16,492
	Investors Real Estate Trust	2,981,522	16,488
	Investment Technology Group Inc.	777,451	16,264
	Saul Centers Inc.	303,393	16,256
	Oritani Financial Corp.	978,938	15,859
*	St. Joe Co.	880,467	15,804
	Dime Community Bancshares Inc.	791,716	15,438
	OFG Bancorp	1,089,351	15,305
	NRG Yield Inc. Class A	896,060	15,278
	New Senior Investment Group Inc.	1,950,539	14,766
	RMR Group Inc. Class A	170,697	13,391
	AG Mortgage Investment Trust Inc.	700,140	13,156
	Maiden Holdings Ltd.	1,653,137	12,812
*	Nationstar Mortgage Holdings Inc.	729,203	12,783
	State Auto Financial Corp.	425,067	12,714
	Greenhill & Co. Inc.	442,237	12,560
*	World Acceptance Corp.	112,677	12,508
	Front Yard Residential Corp.	1,194,588	12,448
	Anworth Mortgage Asset Corp.	2,444,857	12,151
	KKR Real Estate Finance Trust Inc.	591,999	11,710
*	Ocwen Financial Corp.	2,821,366	11,173
*	PennyMac Financial Services Inc. Class A	560,064	11,005
*	Spirit MTA REIT	1,061,747	10,936
*	Tejon Ranch Co.	449,636	10,926
	Industrial Logistics Properties Trust	483,714	10,811
*	Greenlight Capital Re Ltd. Class A	737,815	10,477
*	Ambac Financial Group Inc.	480,810	9,544
*,^	Altisource Portfolio Solutions SA	256,420	7,480
	Newmark Group Inc. Class A	520,702	7,410
*	EZCORP Inc. Class A	570,349	6,873
*,^	Forestar Group Inc.	261,522	5,427
*	MoneyGram International Inc.	696,351	4,659
*	On Deck Capital Inc.	645,039	4,515

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^	New York REIT Inc.	208,107	3,796
	Associated Capital Group Inc. Class A	94,613	3,591
	GAMCO Investors Inc. Class A	124,704	3,337
	Urstadt Biddle Properties Inc.	69,381	1,268
*,^	Longfin Corp.	18	—
			22,985,637
Health Care (10.6%)
*	WellCare Health Plans Inc.	1,111,391	273,669
	STERIS plc	2,107,211	221,278
*	Neurocrine Biosciences Inc.	2,232,793	219,350
*	Sarepta Therapeutics Inc.	1,543,016	203,956
*	DexCom Inc.	2,077,794	197,349
*	Bluebird Bio Inc.	1,244,823	195,375
	West Pharmaceutical Services Inc.	1,827,405	181,443
*	Exact Sciences Corp.	3,027,801	181,032
*	Sage Therapeutics Inc.	1,097,341	171,767
*	Exelixis Inc.	7,373,267	158,673
	Encompass Health Corp.	2,331,400	157,882
*	Bio-Rad Laboratories Inc. Class A	521,305	150,417
	Hill-Rom Holdings Inc.	1,646,220	143,781
*	Catalent Inc.	3,313,370	138,797
	Bio-Techne Corp.	932,770	138,003
*	Molina Healthcare Inc.	1,378,590	135,019
*	Charles River Laboratories International Inc.	1,189,759	133,562
*	Envision Healthcare Corp.	3,007,958	132,380
*	Ionis Pharmaceuticals Inc.	3,117,941	129,925
*	Insulet Corp.	1,458,803	125,019
*	PRA Health Sciences Inc.	1,272,657	118,815
*	Integra LifeSciences Holdings Corp.	1,838,386	118,410
*	FibroGen Inc.	1,865,758	116,796
*	United Therapeutics Corp.	1,027,496	116,261
*	Haemonetics Corp.	1,296,127	116,237
*	Masimo Corp.	1,157,808	113,060
*	ICU Medical Inc.	378,294	111,086
*	Loxo Oncology Inc.	634,800	110,125
*	Penumbra Inc.	765,845	105,801
*	Ligand Pharmaceuticals Inc.	502,195	104,040
*	Agios Pharmaceuticals Inc.	1,215,797	102,407
*	Neogen Corp.	1,215,735	97,490
*	MEDNAX Inc.	2,227,078	96,388
*	Globus Medical Inc.	1,820,218	91,848
*	Ultragenyx Pharmaceutical Inc.	1,174,529	90,286
*	Syneos Health Inc.	1,914,270	89,779
*,^	Immunomedics Inc.	3,775,771	89,373
*	Array BioPharma Inc.	5,230,247	87,764
	Cantel Medical Corp.	880,359	86,592
*	Acadia Healthcare Co. Inc.	2,081,426	85,151
*	Tenet Healthcare Corp.	2,533,850	85,061
*	Seattle Genetics Inc.	1,277,509	84,814
*	Inogen Inc.	421,500	78,538
*,^	Teladoc Inc.	1,315,946	76,391
	Healthcare Services Group Inc.	1,739,924	75,147
	Bruker Corp.	2,518,517	73,138
*	Supernus Pharmaceuticals Inc.	1,221,538	73,109
*	Amicus Therapeutics Inc.	4,680,286	73,106
*	Wright Medical Group NV	2,632,846	68,349
*	Horizon Pharma plc	4,098,006	67,863
*	Halyard Health Inc.	1,166,982	66,810
*	NuVasive Inc.	1,273,184	66,358
*	LHC Group Inc.	774,669	66,304
*	Aerie Pharmaceuticals Inc.	981,050	66,270
*	Blueprint Medicines Corp.	1,034,180	65,650
*	Ironwood Pharmaceuticals Inc. Class A	3,424,669	65,480

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Spark Therapeutics Inc.	789,122	65,308
*	Myriad Genetics Inc.	1,736,567	64,896
*	Portola Pharmaceuticals Inc.	1,635,312	61,766
*	Amedisys Inc.	718,543	61,407
*	Merit Medical Systems Inc.	1,188,711	60,862
*	Medicines Co.	1,644,794	60,364
*	Magellan Health Inc.	611,024	58,628
*	Clovis Oncology Inc.	1,239,013	56,338
*	Nevro Corp.	669,454	53,456
*	Arena Pharmaceuticals Inc.	1,221,371	53,252
*	Emergent BioSolutions Inc.	1,051,122	53,071
*	Novocure Ltd.	1,687,640	52,823
*	Quidel Corp.	791,201	52,615
*	Global Blood Therapeutics Inc.	1,157,728	52,329
*	Halozyme Therapeutics Inc.	3,036,760	51,230
*	Prestige Brands Holdings Inc.	1,317,536	50,567
*	Foundation Medicine Inc.	367,536	50,242
*	Spectrum Pharmaceuticals Inc.	2,324,766	48,727
*	Puma Biotechnology Inc.	797,638	47,180
*	Endo International plc	5,000,846	47,158
*,^	Intercept Pharmaceuticals Inc.	550,267	46,173
*	NxStage Medical Inc.	1,649,626	46,025
	CONMED Corp.	626,254	45,842
*	Select Medical Holdings Corp.	2,496,593	45,313
	Patterson Cos. Inc.	1,996,097	45,252
*	Insmed Inc.	1,904,670	45,045
	Abaxis Inc.	539,692	44,800
*	HMS Holdings Corp.	2,070,231	44,758
*	LifePoint Health Inc.	916,062	44,704
	Ensign Group Inc.	1,223,427	43,823
*,^	TESARO Inc.	952,839	42,373
*	Brookdale Senior Living Inc.	4,655,961	42,323
*	Amneal Pharmaceuticals Inc.	2,565,402	42,098
*	Corcept Therapeutics Inc.	2,576,539	40,503
*,^	OPKO Health Inc.	8,338,093	39,189
*	Akorn Inc.	2,332,411	38,695
*,^	Mallinckrodt plc	2,061,837	38,474
*,^	ACADIA Pharmaceuticals Inc.	2,477,552	37,832
*	Editas Medicine Inc.	1,054,072	37,767
*	Momenta Pharmaceuticals Inc.	1,829,196	37,407
*	Varex Imaging Corp.	943,509	34,995
*	Tivity Health Inc.	989,247	34,821
*	Acorda Therapeutics Inc.	1,168,578	33,538
*	Heron Therapeutics Inc.	860,792	33,442
*,^	Glaukos Corp.	779,644	31,685
*	Pacira Pharmaceuticals Inc.	959,650	30,757
*,^	Radius Health Inc.	1,015,623	29,930
	Luminex Corp.	991,136	29,268
*	AnaptysBio Inc.	408,335	29,008
*	Aimmune Therapeutics Inc.	1,008,810	27,127
	Owens & Minor Inc.	1,537,309	25,688
*	Orthofix International NV	441,699	25,097
*,^	Intrexon Corp.	1,764,270	24,594
*	Genomic Health Inc.	482,386	24,312
*	Omnicell Inc.	458,558	24,051
*	Acceleron Pharma Inc.	483,083	23,439
*,^	Theravance Biopharma Inc.	1,020,649	23,148
*	Repligen Corp.	487,587	22,936
*	Alder Biopharmaceuticals Inc.	1,430,049	22,595
*	Innoviva Inc.	1,633,603	22,544
*	Xencor Inc.	588,860	21,794
*	MyoKardia Inc.	418,240	20,766
*	Kindred Healthcare Inc.	2,149,274	19,343
*	Intra-Cellular Therapies Inc.	1,084,827	19,169

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Intellia Therapeutics Inc.	694,432	19,000
*	PTC Therapeutics Inc.	547,958	18,483
*	Sangamo Therapeutics Inc.	1,258,035	17,864
*	Epizyme Inc.	1,290,946	17,492
	HealthStream Inc.	640,168	17,483
*,^	Denali Therapeutics Inc.	1,052,305	16,048
	National HealthCare Corp.	227,335	16,000
	Meridian Bioscience Inc.	998,041	15,869
*	AMAG Pharmaceuticals Inc.	808,512	15,766
*	Natera Inc.	813,543	15,311
*	Medpace Holdings Inc.	353,307	15,192
*	Atara Biotherapeutics Inc.	407,923	14,991
	Invacare Corp.	780,131	14,510
*	Natus Medical Inc.	393,950	13,591
*,^	TherapeuticsMD Inc.	2,147,219	13,399
*,^	Lexicon Pharmaceuticals Inc.	1,055,215	12,663
*	CorVel Corp.	233,545	12,611
*,^	Esperion Therapeutics Inc.	298,603	11,702
*,^	Lannett Co. Inc.	850,998	11,574
*,^	Synergy Pharmaceuticals Inc.	5,834,779	10,153
*	Achillion Pharmaceuticals Inc.	3,252,275	9,204
*,^	Community Health Systems Inc.	2,755,983	9,150
*,^	Keryx Biopharmaceuticals Inc.	2,239,252	8,420
*	PDL BioPharma Inc.	3,548,657	8,304
*	Accuray Inc.	2,019,733	8,281
*,^	MiMedx Group Inc.	1,238,240	7,912
*,^	Akcea Therapeutics Inc.	318,045	7,541
*	Aduro Biotech Inc.	1,076,010	7,532
*	Five Prime Therapeutics Inc.	414,249	6,549
*,^	Surgery Partners Inc.	424,825	6,330
*	Endologix Inc.	988,929	5,597
*,^	Insys Therapeutics Inc.	730,085	5,286
*	American Renal Associates Holdings Inc.	322,050	5,079
*	Depomed Inc.	748,781	4,994
*,^	ZIOPHARM Oncology Inc.	1,582,825	4,780
*,^	Seres Therapeutics Inc.	252,871	2,175
*	Bioxcel Therapeutics Inc.	1,005	9
			9,580,281
Industrials (18.9%)
*	Keysight Technologies Inc.	4,656,907	274,897
	IDEX Corp.	1,904,538	259,931
	Jack Henry & Associates Inc.	1,919,353	250,207
	Spirit AeroSystems Holdings Inc. Class A	2,825,613	242,748
*	WEX Inc.	1,069,934	203,801
	PerkinElmer Inc.	2,747,624	201,209
	Lennox International Inc.	972,938	194,734
*	Zebra Technologies Corp.	1,325,945	189,942
	Graco Inc.	4,161,902	188,201
*	HD Supply Holdings Inc.	4,376,279	187,699
	Allegion plc	2,357,909	182,408
*	Teledyne Technologies Inc.	843,827	167,972
	Nordson Corp.	1,298,022	166,679
	Carlisle Cos. Inc.	1,512,995	163,872
	TransUnion	2,283,492	163,589
	BWX Technologies Inc.	2,475,237	154,257
	Toro Co.	2,501,048	150,688
*	Berry Global Group Inc.	3,270,726	150,257
	Booz Allen Hamilton Holding Corp. Class A	3,422,208	149,653
	Hexcel Corp.	2,222,304	147,517
	Donaldson Co. Inc.	3,224,747	145,501
	AptarGroup Inc.	1,548,800	144,627
	Watsco Inc.	795,928	141,898
	MDU Resources Group Inc.	4,854,977	139,241
	Lincoln Electric Holdings Inc.	1,547,338	135,794

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Littelfuse Inc.	588,963	134,390
*	AECOM	3,984,598	131,611
	National Instruments Corp.	3,096,077	129,973
	Sonoco Products Co.	2,471,202	129,738
	Old Dominion Freight Line Inc.	867,434	129,213
	Oshkosh Corp.	1,835,649	129,083
	Trinity Industries Inc.	3,706,233	126,976
	Knight-Swift Transportation Holdings Inc.	3,319,900	126,853
	Avnet Inc.	2,930,163	125,675
*	Quanta Services Inc.	3,717,744	124,173
*	Genesee & Wyoming Inc. Class A	1,493,953	121,488
	Eagle Materials Inc.	1,132,267	118,854
	Curtiss-Wright Corp.	988,170	117,612
	Landstar System Inc.	1,044,672	114,078
	ITT Inc.	2,170,386	113,446
	Graphic Packaging Holding Co.	7,705,368	111,805
*	Kirby Corp.	1,334,453	111,560
	EMCOR Group Inc.	1,451,033	110,540
	AO Smith Corp.	1,801,061	106,533
	Jabil Inc.	3,829,010	105,910
	Woodward Inc.	1,374,335	105,631
*	CoreLogic Inc.	2,027,417	105,223
	Air Lease Corp. Class A	2,454,617	103,020
	Genpact Ltd.	3,545,757	102,579
	AGCO Corp.	1,679,165	101,959
*	Euronet Worldwide Inc.	1,209,981	101,360
	Crane Co.	1,259,148	100,896
	MAXIMUS Inc.	1,620,095	100,624
*	nVent Electric plc	3,986,873	100,071
	Louisiana-Pacific Corp.	3,605,314	98,137
*	Coherent Inc.	617,790	96,635
	MSC Industrial Direct Co. Inc. Class A	1,138,638	96,613
*	ASGN Inc.	1,233,394	96,439
	Brink's Co.	1,201,313	95,805
	Bemis Co. Inc.	2,259,710	95,382
	Ryder System Inc.	1,319,104	94,791
^	HEICO Corp.	1,263,406	92,140
*	Trex Co. Inc.	1,461,618	91,483
	Cognex Corp.	2,040,583	91,030
*	KLX Inc.	1,259,930	90,589
^	Universal Display Corp.	1,052,702	90,532
*	Conduent Inc.	4,965,092	90,216
*	USG Corp.	2,079,970	89,688
	Insperity Inc.	938,067	89,351
	Regal Beloit Corp.	1,092,304	89,350
	FLIR Systems Inc.	1,702,316	88,469
	HEICO Corp. Class A	1,425,720	86,898
*	Axon Enterprise Inc.	1,371,136	86,628
	Korn/Ferry International	1,332,764	82,538
	MSA Safety Inc.	856,505	82,516
*	MasTec Inc.	1,599,099	81,154
	Tetra Tech Inc.	1,381,899	80,841
	Macquarie Infrastructure Corp.	1,900,595	80,205
	Valmont Industries Inc.	532,034	80,204
*	Generac Holdings Inc.	1,538,804	79,602
*	Gardner Denver Holdings Inc.	2,705,977	79,529
	Deluxe Corp.	1,188,243	78,674
	EnerSys	1,041,420	77,732
*	Cimpress NV	533,831	77,384
	Vishay Intertechnology Inc.	3,281,349	76,127
	Terex Corp.	1,792,565	75,628
*	Proto Labs Inc.	635,093	75,544
	Timken Co.	1,734,580	75,541
*	Rexnord Corp.	2,587,698	75,199

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	RBC Bearings Inc.	573,149	73,827
	Barnes Group Inc.	1,241,200	73,107
	Kennametal Inc.	2,026,519	72,752
*	Summit Materials Inc. Class A	2,769,038	72,687
^	Maxar Technologies Ltd.	1,400,949	70,776
	John Bean Technologies Corp.	788,294	70,079
*	Clean Harbors Inc.	1,256,798	69,815
*	AMN Healthcare Services Inc.	1,187,781	69,604
	GATX Corp.	937,034	69,556
*	Stericycle Inc.	1,063,132	69,412
*	TopBuild Corp.	885,710	69,387
*	Armstrong World Industries Inc.	1,094,605	69,179
	UniFirst Corp.	383,204	67,789
*	Owens-Illinois Inc.	4,014,013	67,476
	Applied Industrial Technologies Inc.	961,478	67,448
*	WESCO International Inc.	1,169,723	66,791
	Flowserve Corp.	1,624,392	65,625
	Simpson Manufacturing Co. Inc.	1,035,010	64,367
	KBR Inc.	3,491,602	62,570
	Exponent Inc.	1,291,155	62,363
	Belden Inc.	1,009,282	61,687
*	Colfax Corp.	1,992,676	61,076
*	II-VI Inc.	1,396,971	60,698
	Granite Construction Inc.	1,073,271	59,738
	Moog Inc. Class A	765,386	59,670
	Acuity Brands Inc.	508,980	58,976
*	TriNet Group Inc.	1,046,697	58,552
*	FTI Consulting Inc.	936,880	56,663
	Convergys Corp.	2,270,427	55,489
	Watts Water Technologies Inc. Class A	690,552	54,139
*	Esterline Technologies Corp.	731,581	53,991
	Universal Forest Products Inc.	1,452,954	53,207
*	Floor & Decor Holdings Inc. Class A	1,077,478	53,152
*	Builders FirstSource Inc.	2,848,760	52,104
	Mobile Mini Inc.	1,106,720	51,905
	Silgan Holdings Inc.	1,921,637	51,558
*	Integer Holdings Corp.	795,790	51,448
*	Rogers Corp.	456,702	50,904
*	Navistar International Corp.	1,226,654	49,949
*	Aerojet Rocketdyne Holdings Inc.	1,686,238	49,727
*	Itron Inc.	827,177	49,672
*	Masonite International Corp.	684,696	49,195
*	WageWorks Inc.	983,668	49,183
*	JELD-WEN Holding Inc.	1,716,960	49,088
*	Plexus Corp.	818,140	48,712
	Schneider National Inc. Class B	1,764,017	48,528
	Kaman Corp.	693,087	48,301
	Covanta Holding Corp.	2,922,793	48,226
	ABM Industries Inc.	1,631,633	47,611
*	Sanmina Corp.	1,617,618	47,396
	Otter Tail Corp.	987,109	46,986
	Mueller Water Products Inc. Class A	3,924,567	45,996
*	ExlService Holdings Inc.	812,176	45,977
*	Cotiviti Holdings Inc.	1,038,611	45,834
*	Atlas Air Worldwide Holdings Inc.	634,290	45,479
*	Meritor Inc.	2,184,256	44,930
*	Anixter International Inc.	705,661	44,668
	Franklin Electric Co. Inc.	981,764	44,278
*	Harsco Corp.	2,003,273	44,272
	Actuant Corp. Class A	1,506,801	44,225
*	SPX FLOW Inc.	1,003,232	43,911
	Brady Corp. Class A	1,136,868	43,826
*	Advanced Disposal Services Inc.	1,757,471	43,550
	Albany International Corp.	719,758	43,293

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Forward Air Corp.	731,249	43,202
	Boise Cascade Co.	964,790	43,126
*	Paylocity Holding Corp.	718,899	42,314
	Comfort Systems USA Inc.	923,042	42,275
	Mueller Industries Inc.	1,429,964	42,198
	Greenbrier Cos. Inc.	799,588	42,178
*	TTM Technologies Inc.	2,310,752	40,739
	Matson Inc.	1,059,734	40,673
	Werner Enterprises Inc.	1,076,824	40,435
	Triton International Ltd.	1,307,521	40,089
*	Hub Group Inc. Class A	794,621	39,572
*	Imperva Inc.	817,871	39,462
	Cubic Corp.	609,545	39,133
*	Aerovironment Inc.	533,920	38,138
	AAR Corp.	816,960	37,980
	EnPro Industries Inc.	521,552	36,483
	McGrath RentCorp	568,390	35,962
*	SPX Corp.	1,013,733	35,531
	ESCO Technologies Inc.	611,055	35,258
	ManTech International Corp. Class A	654,575	35,111
	Methode Electronics Inc.	869,033	35,022
	Benchmark Electronics Inc.	1,179,174	34,373
	World Fuel Services Corp.	1,679,974	34,288
	Raven Industries Inc.	890,506	34,240
*	Knowles Corp.	2,234,361	34,186
	Sun Hydraulics Corp.	706,639	34,053
	Tennant Co.	424,904	33,567
*	TriMas Corp.	1,137,069	33,430
*	Milacron Holdings Corp.	1,747,048	33,072
	Standex International Corp.	317,883	32,488
	Greif Inc. Class A	613,827	32,465
	AAON Inc.	975,058	32,421
*,^	Evolent Health Inc. Class A	1,531,452	32,237
	Apogee Enterprises Inc.	665,881	32,075
	EVERTEC Inc.	1,442,454	31,518
*	Air Transport Services Group Inc.	1,394,703	31,506
	Altra Industrial Motion Corp.	729,969	31,462
*	OSI Systems Inc.	403,983	31,240
	Astec Industries Inc.	516,076	30,861
	Badger Meter Inc.	685,809	30,656
*,^	Ambarella Inc.	789,542	30,484
	H&E Equipment Services Inc.	796,771	29,967
*	Sykes Enterprises Inc.	1,009,861	29,064
	ArcBest Corp.	635,709	29,052
*	Continental Building Products Inc.	918,381	28,975
*	Installed Building Products Inc.	511,513	28,926
	AZZ Inc.	646,734	28,101
	Aircastle Ltd.	1,363,532	27,952
	Primoris Services Corp.	1,024,326	27,892
*	TrueBlue Inc.	1,027,737	27,698
*	Cardtronics plc Class A	1,140,598	27,580
	Materion Corp.	500,455	27,100
*,^	MACOM Technology Solutions Holdings Inc.	1,125,631	25,935
	Advanced Drainage Systems Inc.	906,222	25,873
	Lindsay Corp.	266,468	25,845
*	Saia Inc.	319,547	25,835
	Wabash National Corp.	1,366,310	25,495
*	Navigant Consulting Inc.	1,122,964	24,862
*	Novanta Inc.	387,474	24,140
*	Atkore International Group Inc.	1,154,852	23,986
	Encore Wire Corp.	491,859	23,339
	MTS Systems Corp.	442,179	23,281
	Triumph Group Inc.	1,175,030	23,031
	Sturm Ruger & Co. Inc.	410,807	23,005

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	FARO Technologies Inc.	421,474	22,907
*	Huron Consulting Group Inc.	556,783	22,772
	Manitowoc Co. Inc.	880,436	22,768
*	GMS Inc.	813,532	22,039
	Schnitzer Steel Industries Inc.	633,833	21,360
	Heartland Express Inc.	1,122,031	20,814
	GrafTech International Ltd.	1,130,647	20,340
*	GreenSky Inc. Class A	950,563	20,104
	Kforce Inc.	582,400	19,976
*	Aegion Corp. Class A	763,453	19,659
	AVX Corp.	1,253,503	19,642
*	Thermon Group Holdings Inc.	807,497	18,467
*	Tutor Perini Corp.	989,941	18,264
	CIRCOR International Inc.	492,765	18,213
	Gorman-Rupp Co.	517,355	18,107
*	American Woodmark Corp.	195,127	17,864
*	Gates Industrial Corp. plc	1,078,577	17,548
*	Veeco Instruments Inc.	1,206,964	17,199
	Griffon Corp.	966,174	17,198
*,^	Inovalon Holdings Inc. Class A	1,687,854	16,752
	Kelly Services Inc. Class A	745,689	16,741
	Quad/Graphics Inc.	794,411	16,548
*,^	Team Inc.	706,290	16,315
	Quanex Building Products Corp.	869,377	15,605
*	American Outdoor Brands Corp.	1,274,509	15,332
*	Pluralsight Inc. Class A	623,721	15,250
*	Wesco Aircraft Holdings Inc.	1,355,549	15,250
*	Donnelley Financial Solutions Inc.	843,072	14,644
*	TimkenSteel Corp.	889,458	14,543
	Hyster-Yale Materials Handling Inc.	219,781	14,121
	LSC Communications Inc.	826,925	12,950
	Resources Connection Inc.	746,047	12,608
	REV Group Inc.	719,469	12,238
	TTEC Holdings Inc.	343,960	11,884
*	InnerWorkings Inc.	1,125,618	9,782
	RR Donnelley & Sons Co.	1,657,818	9,549
*	Astronics Corp.	227,010	8,166
*	Mistras Group Inc.	420,646	7,942
	Greif Inc. Class B	134,408	7,742
	American Railcar Industries Inc.	191,515	7,561
*	Evo Payments Inc. Class A	339,030	6,977
*	International Seaways Inc.	272,581	6,308
	Park Electrochemical Corp.	241,220	5,594
*	Armstrong Flooring Inc.	255,470	3,587
*,^	Forterra Inc.	239,143	2,327
*	Astronics Corp. Class B	40,088	1,434
*	Dorian LPG Ltd.	20	—
			17,194,598
Oil & Gas (5.0%)
*	Parsley Energy Inc. Class A	6,463,263	195,708
*	WPX Energy Inc.	9,922,423	178,901
*	Energen Corp.	2,418,813	176,138
*	Newfield Exploration Co.	4,958,622	149,998
*,^	Transocean Ltd.	10,889,709	146,358
*	RSP Permian Inc.	3,167,672	139,441
	Core Laboratories NV	1,097,208	138,479
	Murphy Oil Corp.	4,082,464	137,865
	Targa Resources Corp.	2,589,010	128,130
*	Whiting Petroleum Corp.	2,258,499	119,068
*,^	Chesapeake Energy Corp.	21,515,193	112,740
	PBF Energy Inc. Class A	2,621,647	109,926
	Range Resources Corp.	6,189,879	103,557
*	Oasis Petroleum Inc.	7,882,448	102,235
*	PDC Energy Inc.	1,641,233	99,212

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	First Solar Inc.	1,821,238	95,906
	Delek US Holdings Inc.	1,877,986	94,219
	Patterson-UTI Energy Inc.	5,233,773	94,208
	McDermott International Inc.	4,240,956	83,335
*	Centennial Resource Development Inc. Class A	4,585,593	82,816
	Helmerich & Payne Inc.	1,284,315	81,888
*,^	Weatherford International plc	24,749,922	81,427
*	Apergy Corp.	1,919,714	80,148
^	Ensco plc Class A	10,859,983	78,843
*	Southwestern Energy Co.	14,576,751	77,257
*	Matador Resources Co.	2,453,546	73,729
*	QEP Resources Inc.	5,905,731	72,404
	SM Energy Co.	2,773,603	71,254
*	SRC Energy Inc.	6,013,149	66,265
	CNX Resources Corp.	3,518,834	62,565
	Oceaneering International Inc.	2,448,573	62,341
*	Callon Petroleum Co.	5,564,976	59,768
	Nabors Industries Ltd.	8,323,691	53,355
*	Denbury Resources Inc.	10,942,394	52,633
*	Rowan Cos. plc Class A	3,150,967	51,109
*	Carrizo Oil & Gas Inc.	1,833,628	51,067
	SemGroup Corp. Class A	1,962,417	49,845
*	Dril-Quip Inc.	946,990	48,675
*	Chart Industries Inc.	770,166	47,504
*	Gulfport Energy Corp.	3,666,533	46,088
*	MRC Global Inc.	2,116,758	45,870
*	Oil States International Inc.	1,339,432	42,996
*	Extraction Oil & Gas Inc.	2,833,696	41,627
	Pattern Energy Group Inc. Class A	2,194,281	41,143
*	Noble Corp. plc	6,120,514	38,743
	Archrock Inc.	3,215,315	38,584
*	Superior Energy Services Inc.	3,831,206	37,316
*	Laredo Petroleum Inc.	3,791,834	36,477
*	C&J Energy Services Inc.	1,527,937	36,059
*,^	NOW Inc.	2,687,262	35,821
*	Unit Corp.	1,274,046	32,565
*,^	Diamond Offshore Drilling Inc.	1,532,383	31,965
*	ProPetro Holding Corp.	1,862,319	29,201
*	Helix Energy Solutions Group Inc.	3,495,509	29,118
*	Forum Energy Technologies Inc.	2,032,399	25,100
*	SEACOR Holdings Inc.	405,262	23,209
*	Newpark Resources Inc.	2,109,220	22,885
*	Cactus Inc.	655,438	22,147
*	Exterran Corp.	852,442	21,345
*,^	Tellurian Inc.	2,391,100	19,894
^	RPC Inc.	1,334,900	19,449
*,^	Jagged Peak Energy Inc.	1,322,408	17,218
^	CVR Energy Inc.	430,258	15,915
*,^	Keane Group Inc.	1,111,733	15,197
*	Alta Mesa Resources Inc.	1,910,578	13,011
*	WildHorse Resource Development Corp.	502,120	12,734
*,^	SunPower Corp. Class A	1,582,232	12,136
*	FTS International Inc.	675,864	9,624
	Green Plains Inc.	491,228	8,989
*	TETRA Technologies Inc.	1,477,789	6,576
*,^	Liberty Oilfield Services Inc. Class A	344,556	6,450
*,^	Ultra Petroleum Corp.	2,448,029	5,655
*,^	NCS Multistage Holdings Inc.	221,168	3,214
*,^	EP Energy Corp. Class A	931,597	2,795
*	Eclipse Resources Corp.	1,111,938	1,779
			4,559,212
Other (0.0%)[2]
*,3	Dyax Corp. CVR Exp. 12/31/2019	2,940,655	5,881
*,3	Herbalife Ltd. CVR	228,911	2,221

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,3	NewStar Financial Inc	651,238	321
*,3	Media General Inc. CVR	2,475,062	96
*,3	Clinical Data CVR	297,875	—
			8,519
Technology (11.9%)
*	PTC Inc.	2,864,754	268,743
*	ON Semiconductor Corp.	10,616,706	236,062
*	Veeva Systems Inc. Class A	2,988,663	229,709
	Leidos Holdings Inc.	3,768,869	222,363
*	Fortinet Inc.	3,547,074	221,444
*	Tyler Technologies Inc.	902,962	200,548
*	Ultimate Software Group Inc.	721,973	185,771
	Teradyne Inc.	4,750,560	180,854
*	Guidewire Software Inc.	1,983,859	176,127
*	Tableau Software Inc. Class A	1,685,621	164,769
*	Aspen Technology Inc.	1,773,421	164,467
*	athenahealth Inc.	1,003,561	159,707
*	EPAM Systems Inc.	1,259,972	156,652
	CDW Corp.	1,884,137	152,219
*	Nutanix Inc.	2,833,075	146,102
*	Proofpoint Inc.	1,262,599	145,590
*	Cavium Inc.	1,651,541	142,858
*	CommScope Holding Co. Inc.	4,769,725	139,300
*	Fair Isaac Corp.	703,874	136,073
*	Zendesk Inc.	2,466,122	134,379
	Cypress Semiconductor Corp.	8,457,793	131,772
	SS&C Technologies Holdings Inc.	2,512,190	130,383
	MKS Instruments Inc.	1,357,746	129,936
	Monolithic Power Systems Inc.	942,563	125,992
*	GoDaddy Inc. Class A	1,754,635	123,877
	Blackbaud Inc.	1,205,049	123,457
*,^	Paycom Software Inc.	1,246,676	123,209
*	Teradata Corp.	3,012,406	120,948
	Entegris Inc.	3,519,653	119,316
*	Medidata Solutions Inc.	1,396,791	112,525
*	2U Inc.	1,336,367	111,667
*	RingCentral Inc. Class A	1,576,133	110,881
*	HubSpot Inc.	858,475	107,653
*	ARRIS International plc	4,394,092	107,414
*	Silicon Laboratories Inc.	1,073,514	106,922
*	New Relic Inc.	1,042,154	104,830
*	Cree Inc.	2,495,212	103,726
*	Okta Inc.	2,057,851	103,654
*	CACI International Inc. Class A	612,843	103,295
*	Integrated Device Technology Inc.	3,210,926	102,364
*	Nuance Communications Inc.	7,337,519	101,881
*	RealPage Inc.	1,828,612	100,757
	j2 Global Inc.	1,158,896	100,372
*	Twilio Inc. Class A	1,695,183	94,964
*	Ciena Corp.	3,566,264	94,542
*	Pure Storage Inc. Class A	3,870,020	92,416
*,^	ViaSat Inc.	1,388,927	91,280
*	NCR Corp.	2,945,922	88,319
*	Lumentum Holdings Inc.	1,476,504	85,490
	Science Applications International Corp.	1,049,481	84,934
*	Ellie Mae Inc.	810,174	84,128
*	Coupa Software Inc.	1,264,896	78,727
*	Tech Data Corp.	951,110	78,105
*	Manhattan Associates Inc.	1,659,904	78,032
*	Semtech Corp.	1,639,717	77,149
*	Box Inc.	3,039,049	75,946
	SYNNEX Corp.	747,034	72,096
^	Perspecta Inc.	3,496,534	71,854
*	Verint Systems Inc.	1,589,718	70,504

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	InterDigital Inc.	862,968	69,814
*	FireEye Inc.	4,527,786	69,683
*	Dycom Industries Inc.	735,717	69,533
*	Qualys Inc.	822,962	69,376
	Cabot Microelectronics Corp.	637,954	68,618
*	ACI Worldwide Inc.	2,749,088	67,820
*	CommVault Systems Inc.	1,016,365	66,928
	Plantronics Inc.	825,088	62,913
*	VeriFone Systems Inc.	2,747,586	62,700
*	Cornerstone OnDemand Inc.	1,288,982	61,136
*	Cirrus Logic Inc.	1,572,923	60,290
*	Envestnet Inc.	1,066,637	58,612
*	Viavi Solutions Inc.	5,612,084	57,468
*	Advanced Energy Industries Inc.	975,986	56,695
*	NetScout Systems Inc.	1,891,637	56,182
	Cogent Communications Holdings Inc.	1,034,641	55,250
*	Avaya Holdings Corp.	2,728,468	54,788
	Brooks Automation Inc.	1,666,097	54,348
	Pegasystems Inc.	976,255	53,499
*	Allscripts Healthcare Solutions Inc.	4,424,714	53,097
*,^	Finisar Corp.	2,850,800	51,314
	Power Integrations Inc.	697,738	50,970
*	Bottomline Technologies de Inc.	962,110	47,942
*	Premier Inc. Class A	1,305,717	47,502
*	NETGEAR Inc.	745,359	46,585
*	Synaptics Inc.	859,631	43,300
*	Blackline Inc.	996,270	43,268
*	Mercury Systems Inc.	1,136,263	43,246
*	Insight Enterprises Inc.	879,816	43,049
	Ebix Inc.	546,866	41,699
	Progress Software Corp.	1,072,261	41,625
*	Blucora Inc.	1,107,890	40,992
*	EchoStar Corp. Class A	901,323	40,019
	Pitney Bowes Inc.	4,667,618	40,001
	TiVo Corp.	2,900,190	39,008
*,^	Ubiquiti Networks Inc.	459,062	38,892
*	Cloudera Inc.	2,762,891	37,686
*	Infinera Corp.	3,760,340	37,340
*,^	3D Systems Corp.	2,684,588	37,074
*	Electronics For Imaging Inc.	1,110,687	36,164
	CSG Systems International Inc.	835,294	34,138
*	Diodes Inc.	985,396	33,967
*	Rambus Inc.	2,666,494	33,438
*,^	Inphi Corp.	975,764	31,820
*	Alarm.com Holdings Inc.	762,879	30,805
*,^	DocuSign Inc.	578,127	30,612
*	Web.com Group Inc.	1,169,726	30,237
*	SailPoint Technologies Holding Inc.	1,190,658	29,219
*	LivePerson Inc.	1,355,554	28,602
*	MicroStrategy Inc. Class A	222,432	28,416
*	Hortonworks Inc.	1,471,388	26,809
*	Pivotal Software Inc. Class A	1,097,386	26,634
*	Syntel Inc.	822,679	26,400
*	Quality Systems Inc.	1,347,428	26,275
*,^	Alteryx Inc. Class A	675,923	25,793
*	Q2 Holdings Inc.	448,860	25,607
*	ScanSource Inc.	633,931	25,547
*,^	Yext Inc.	1,310,117	25,338
*	Varonis Systems Inc.	339,566	25,298
*	Cray Inc.	1,009,975	24,845
	NIC Inc.	1,566,631	24,361
*	Rapid7 Inc.	860,043	24,270
*	FormFactor Inc.	1,817,625	24,174
*,^	Match Group Inc.	623,840	24,168

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	MaxLinear Inc.	1,521,606	23,722
*,^	MongoDB Inc.	475,091	23,579
*	Five9 Inc.	681,770	23,569
*	Altair Engineering Inc. Class A	683,800	23,372
*	Super Micro Computer Inc.	966,316	22,853
^	Diebold Nixdorf Inc.	1,887,974	22,561
*	Ceridian HCM Holding Inc.	676,991	22,469
*,^	Acacia Communications Inc.	596,636	20,769
*	Shutterstock Inc.	432,975	20,549
*	Amkor Technology Inc.	2,378,081	20,428
	Monotype Imaging Holdings Inc.	992,937	20,157
	Xperi Corp.	1,215,231	19,565
*	Cision Ltd.	1,298,074	19,406
*	Lattice Semiconductor Corp.	2,945,505	19,323
	ADTRAN Inc.	1,186,745	17,623
*	SendGrid Inc.	657,787	17,445
*	Benefitfocus Inc.	511,161	17,175
*	CEVA Inc.	553,226	16,707
*,^	Unisys Corp.	1,255,456	16,195
*	Virtusa Corp.	327,860	15,960
*	Endurance International Group Holdings Inc.	1,591,813	15,839
*	Loral Space & Communications Inc.	320,098	12,036
*,^	Appian Corp. Class A	328,773	11,888
	Switch Inc.	909,386	11,067
^	Computer Programs & Systems Inc.	331,746	10,914
*,^	Zscaler Inc.	295,430	10,562
*	Presidio Inc.	805,020	10,546
*	Appfolio Inc.	170,395	10,420
	Forrester Research Inc.	246,315	10,333
*	Avalara Inc.	161,523	8,620
*	Zuora Inc. Class A	313,327	8,522
*	Castlight Health Inc. Class B	1,775,286	7,545
*,^	WideOpenWest Inc.	741,187	7,160
*,^	Gogo Inc.	1,403,800	6,822
	Systemax Inc.	184,824	6,345
*,^	nLight Inc.	170,728	5,644
*	Casa Systems Inc.	307,449	5,021
*	Ribbon Communications Inc.	648,449	4,617
*	Carbon Black Inc.	164,084	4,266
*	MobileIron Inc.	808,255	3,597
*,^	Smartsheet Inc. Class A	132,730	3,447
*	SecureWorks Corp. Class A	205,391	2,557
*	Synchronoss Technologies Inc.	200	1
*,3	Piksel Inc.	241	—
			10,813,449
Telecommunications (0.4%)
*	Vonage Holdings Corp.	5,306,435	68,400
	Telephone & Data Systems Inc.	2,330,934	63,914
	Shenandoah Telecommunications Co.	1,168,739	38,218
*	GTT Communications Inc.	838,133	37,716
*,^	Iridium Communications Inc.	2,329,421	37,504
	Consolidated Communications Holdings Inc.	1,680,886	20,776
*	Cincinnati Bell Inc.	1,052,518	16,525
*,^	Intelsat SA	832,957	13,877
	ATN International Inc.	258,706	13,652
*	United States Cellular Corp.	322,974	11,963
^	Frontier Communications Corp.	1,888,505	10,122
*,^	Globalstar Inc.	14,183,417	6,948
			339,615
Utilities (3.5%)
	Atmos Energy Corp.	2,788,115	251,321
	NRG Energy Inc.	7,428,231	228,047
	UGI Corp.	4,328,505	225,385
*	Evergy Inc.	3,369,627	189,205

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

					Market
					Value
				Shares	($000)
	Aqua America Inc.			4,423,697	155,626
	Vectren Corp.			2,064,120	147,481
*	Vistra Energy Corp.			5,194,715	122,907
	IDACORP Inc.			1,253,212	115,596
	WGL Holdings Inc.			1,283,165	113,881
	ONE Gas Inc.			1,324,430	98,988
	New Jersey Resources Corp.			2,204,949	98,671
	National Fuel Gas Co.			1,862,828	98,655
	ALLETE Inc.			1,274,032	98,623
	Portland General Electric Co.			2,219,195	94,893
	Hawaiian Electric Industries Inc.			2,709,024	92,920
	Southwest Gas Holdings Inc.			1,146,488	87,443
	Avista Corp.			1,633,164	86,002
	Spire Inc.			1,199,399	84,738
	Black Hills Corp.			1,333,627	81,631
	PNM Resources Inc.			1,980,906	77,057
	South Jersey Industries Inc.			2,143,805	71,753
	NorthWestern Corp.			1,231,291	70,491
	SCANA Corp.			1,682,328	64,803
	El Paso Electric Co.			1,010,647	59,729
	MGE Energy Inc.			862,113	54,356
	Ormat Technologies Inc.			1,006,785	53,551
	American States Water Co.			913,809	52,233
	California Water Service Group			1,195,435	46,562
	Northwest Natural Gas Co.			729,354	46,533
*	Evoqua Water Technologies Corp.			1,698,964	34,829
*,^	Sunrun Inc.			2,162,473	28,437
	TerraForm Power Inc. Class A			1,655,399	19,368
*,^	Vivint Solar Inc.			348,448	1,725

					3,153,440

Total Common Stocks (Cost $66,712,923)					89,983,350

		Coupon

Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.7%)
4,5	Vanguard Market Liquidity Fund	2.122%		15,512,630	1,551,418

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.693%	7/12/18	1,000	1,000
6	United States Treasury Bill	1.916%	9/6/18	22,000	21,924
6	United States Treasury Bill	1.986%	10/18/18	1,000	994
6	United States Treasury Bill	2.022%—2.034%	11/15/18	5,000	4,962
6	United States Treasury Bill	2.037%	11/29/18	1,000	992

					29,872

Total Temporary Cash Investments (Cost $1,581,072)					1,581,290

Total Investments (100.9%) (Cost $68,293,995)					91,564,640
Other Assets and Liabilities—Net (-0.9%)[5,7]					(821,585)

Net Assets (100%)					90,743,055

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $779,961,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
0.9%, respectively, of net assets.

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2018

2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $823,404,000 of collateral received for securities on loan.
6 Securities with a value of $27,078,000 have been segregated as initial margin for recently closed futures contracts.
7 Cash with a value of $1,770,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

24

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Basic Materials (2.3%)
	Royal Gold Inc.	926,503	86,017
	Versum Materials Inc.	1,542,308	57,297
	NewMarket Corp.	133,417	53,967
*	Ingevity Corp.	596,003	48,193
*	Allegheny Technologies Inc.	1,778,605	44,679
	Balchem Corp.	454,171	44,572
	KapStone Paper and Packaging Corp.	1,246,944	43,020
*	Platform Specialty Products Corp.	3,054,228	35,429
	US Silica Holdings Inc.	1,101,639	28,301
*	Cambrex Corp.	466,325	24,389
*	Univar Inc.	798,697	20,958
*	Ferro Corp.	596,223	12,431
*	Coeur Mining Inc.	1,315,158	9,995
	American Vanguard Corp.	379,804	8,716
*	PQ Group Holdings Inc.	473,655	8,526
*,^	Covia Holdings Corp.	455,847	8,460
			534,950
Consumer Goods (5.9%)
*,^	Wayfair Inc.	786,300	93,381
	Gentex Corp.	3,874,717	89,196
	Pool Corp.	544,273	82,457
*,^	Middleby Corp.	788,623	82,348
	Brunswick Corp.	1,233,619	79,544
*	Post Holdings Inc.	904,421	77,798
	Toll Brothers Inc.	1,932,947	71,500
	Carter's Inc.	631,135	68,409
*	Skechers U.S.A. Inc. Class A	1,922,005	57,679
*	Zynga Inc. Class A	10,927,339	44,474
*	Welbilt Inc.	1,980,035	44,175
	Steven Madden Ltd.	744,967	39,558
*	Boston Beer Co. Inc. Class A	117,666	35,264
*	TRI Pointe Group Inc.	2,151,604	35,200
	J&J Snack Foods Corp.	211,771	32,289
*,^	Tempur Sealy International Inc.	654,385	31,443
	LCI Industries	338,866	30,549
*,^	iRobot Corp.	373,948	28,334
	WD-40 Co.	187,067	27,358
	Vector Group Ltd.	1,425,085	27,191
*	Dorman Products Inc.	377,564	25,791
*	Meritage Homes Corp.	545,462	23,973
*	Gentherm Inc.	521,740	20,504
	Columbia Sportswear Co.	222,660	20,367
*	USANA Health Sciences Inc.	171,091	19,727
*	Hain Celestial Group Inc.	652,220	19,436
	Interface Inc. Class A	840,651	19,293
	Lancaster Colony Corp.	135,898	18,811
*	Cal-Maine Foods Inc.	402,555	18,457
*	National Beverage Corp.	164,826	17,620
*,^	Fitbit Inc. Class A	2,677,129	17,482
*	Sleep Number Corp.	496,520	14,409
	B&G Foods Inc.	471,461	14,097
	Oxford Industries Inc.	113,691	9,434
*	Hostess Brands Inc. Class A	671,962	9,139
	Coca-Cola Bottling Co. Consolidated	65,596	8,864
*	Crocs Inc.	457,365	8,054
	Phibro Animal Health Corp. Class A	139,917	6,443
*,^	GoPro Inc. Class A	799,339	5,148
*,^	elf Beauty Inc.	301,971	4,602
*,^	Revlon Inc. Class A	110,367	1,937
			1,381,735

25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
Consumer Services (14.3%)
	Vail Resorts Inc.	572,446	156,959
*	Burlington Stores Inc.	959,472	144,429
*	GrubHub Inc.	1,276,803	133,949
*	Liberty Media Corp-Liberty Formula One	2,725,595	101,201
*	Caesars Entertainment Corp.	8,893,115	95,156
*	Live Nation Entertainment Inc.	1,921,707	93,337
	Domino's Pizza Inc.	299,146	84,410
*	Bright Horizons Family Solutions Inc.	818,979	83,962
	Dunkin' Brands Group Inc.	1,174,091	81,095
*	Madison Square Garden Co. Class A	257,207	79,783
*	Copart Inc.	1,395,002	78,901
*	Grand Canyon Education Inc.	682,256	76,147
*	Five Below Inc.	747,775	73,065
	Six Flags Entertainment Corp.	1,005,011	70,401
*	Stamps.com Inc.	240,978	60,980
*	Etsy Inc.	1,437,168	60,634
	Texas Roadhouse Inc. Class A	909,612	59,589
*	ServiceMaster Global Holdings Inc.	957,920	56,968
	Casey's General Stores Inc.	531,244	55,823
*	Planet Fitness Inc. Class A	1,240,519	54,508
*	Ollie's Bargain Outlet Holdings Inc.	750,272	54,395
	Dolby Laboratories Inc. Class A	838,899	51,752
	Cable One Inc.	68,814	50,461
	ILG Inc.	1,495,425	49,394
*	SiteOne Landscape Supply Inc.	569,003	47,779
*	Hilton Grand Vacations Inc.	1,370,185	47,545
	Churchill Downs Inc.	153,279	45,447
	Nexstar Media Group Inc. Class A	614,964	45,138
*	Yelp Inc. Class A	1,124,909	44,074
*	Shutterfly Inc.	469,371	42,258
*,^	Trade Desk Inc. Class A	436,751	40,967
*	Chegg Inc.	1,428,618	39,701
	World Wrestling Entertainment Inc. Class A	541,922	39,463
*	Sprouts Farmers Market Inc.	1,772,918	39,128
	Boyd Gaming Corp.	1,115,716	38,671
*,^	RH	275,058	38,426
	Sabre Corp.	1,553,181	38,270
*	Scientific Games Corp.	770,530	37,872
	Rollins Inc.	694,378	36,510
	Choice Hotels International Inc.	480,287	36,310
	Chemed Corp.	112,778	36,293
	Morningstar Inc.	270,311	34,667
	Jack in the Box Inc.	401,994	34,218
	Lions Gate Entertainment Corp. Class B	1,456,046	34,159
	Marriott Vacations Worldwide Corp.	300,292	33,921
*	Sotheby's	623,941	33,905
*	Liberty Expedia Holdings Inc. Class A	771,411	33,896
	PriceSmart Inc.	365,439	33,072
	Red Rock Resorts Inc. Class A	982,962	32,929
*	Eldorado Resorts Inc.	819,952	32,060
*,^	Pandora Media Inc.	3,430,649	27,034
*	Dave & Buster's Entertainment Inc.	562,232	26,762
*	Pinnacle Entertainment Inc.	784,778	26,471
*	Groupon Inc. Class A	5,984,621	25,734
	Monro Inc.	440,424	25,589
	Allegiant Travel Co. Class A	183,135	25,447
*,^	Cargurus Inc.	679,824	23,617
	Wingstop Inc.	413,175	21,535
*	Diplomat Pharmacy Inc.	789,673	20,184
*,^	Shake Shack Inc. Class A	293,115	19,398
	Lions Gate Entertainment Corp. Class A	755,533	18,752
	BJ's Restaurants Inc.	293,842	17,631
*	National Vision Holdings Inc.	479,560	17,538

26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Sonic Corp.	499,261	17,185
	Papa John's International Inc.	318,787	16,169
	Cheesecake Factory Inc.	291,688	16,060
*	Quotient Technology Inc.	1,132,746	14,839
*	Belmond Ltd. Class A	1,233,733	13,756
*,^	ANGI Homeservices Inc. Class A	867,834	13,347
*	Liberty Media Corp-Liberty Formula One Class A	345,019	12,183
*	TrueCar Inc.	1,069,405	10,790
*	Lumber Liquidators Holdings Inc.	403,287	9,820
*	Herc Holdings Inc.	170,393	9,600
*	At Home Group Inc.	222,580	8,714
*	Carvana Co. Class A	201,643	8,388
	New Media Investment Group Inc.	406,510	7,512
	AMC Entertainment Holdings Inc. Class A	369,205	5,870
	EW Scripps Co. Class A	394,336	5,280
*,^	Blue Apron Holdings Inc. Class A	755,044	2,529
	Tile Shop Holdings Inc.	282,627	2,176
*	BJ's Wholesale Club Holdings Inc.	73,904	1,748
*	BrightView Holdings Inc.	72,664	1,595
	Wyndham Destinations Inc.	208	9
*	Michaels Cos. Inc.	191	4
			3,377,244
Financials (17.6%)
	Kilroy Realty Corp.	1,399,735	105,876
	Sun Communities Inc.	1,077,056	105,422
	Equity LifeStyle Properties Inc.	1,129,804	103,829
	MarketAxess Holdings Inc.	505,773	100,072
*	Zillow Group Inc.	1,627,199	96,102
*	Signature Bank	739,320	94,544
	Douglas Emmett Inc.	2,284,254	91,781
	DCT Industrial Trust Inc.	1,332,396	88,911
	CubeSmart	2,578,573	83,082
	American Campus Communities Inc.	1,934,757	82,962
	VICI Properties Inc.	3,975,532	82,055
	CyrusOne Inc.	1,402,469	81,848
	Lamar Advertising Co. Class A	1,189,429	81,250
	American Homes 4 Rent Class A	3,552,351	78,791
	Hudson Pacific Properties Inc.	2,219,251	78,628
	Healthcare Trust of America Inc. Class A	2,904,679	78,310
	Bank of the Ozarks	1,728,873	77,868
*	Western Alliance Bancorp	1,347,602	76,288
*	Howard Hughes Corp.	548,341	72,655
	Medical Properties Trust Inc.	5,165,109	72,518
	STORE Capital Corp.	2,522,372	69,113
*,^	Credit Acceptance Corp.	191,259	67,591
*	Texas Capital Bancshares Inc.	702,973	64,322
	Pinnacle Financial Partners Inc.	1,046,520	64,204
	Life Storage Inc.	658,295	64,059
*	GCI Liberty Inc. - Class A	1,405,497	63,360
	Gramercy Property Trust	2,276,335	62,189
*	HealthEquity Inc.	786,995	59,103
	FirstCash Inc.	610,770	54,878
	Ryman Hospitality Properties Inc.	653,148	54,309
	CoreSite Realty Corp.	487,807	54,059
	Healthcare Realty Trust Inc.	1,773,567	51,575
	Home BancShares Inc.	2,207,576	49,803
	Spirit Realty Capital Inc.	6,069,337	48,737
	Evercore Inc. Class A	461,079	48,621
*	Green Dot Corp. Class A	661,438	48,543
	Uniti Group Inc.	2,363,119	47,333
*	Essent Group Ltd.	1,319,599	47,268
*	Zillow Group Inc. Class A	773,043	46,189
	Paramount Group Inc.	2,894,171	44,570
	Education Realty Trust Inc.	1,073,563	44,553

27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^	Omega Healthcare Investors Inc.	1,406,212	43,593
	Corporate Office Properties Trust	1,446,216	41,926
	Colony Capital Inc.	6,697,350	41,791
	Physicians Realty Trust	2,578,911	41,108
	Financial Engines Inc.	898,721	40,353
	Pebblebrook Hotel Trust	978,249	37,956
	STAG Industrial Inc.	1,379,186	37,555
*	FCB Financial Holdings Inc. Class A	628,712	36,968
	Kennedy-Wilson Holdings Inc.	1,747,023	36,950
	Rexford Industrial Realty Inc.	1,149,000	36,067
	Sterling Bancorp	1,515,737	35,620
	Simmons First National Corp. Class A	1,175,861	35,158
	PS Business Parks Inc.	270,856	34,805
	Moelis & Co. Class A	573,411	33,631
	Urban Edge Properties	1,454,145	33,256
*	BofI Holding Inc.	797,651	32,632
	Retail Opportunity Investments Corp.	1,597,993	30,618
	Towne Bank	917,327	29,446
	Ameris Bancorp	551,560	29,426
	QTS Realty Trust Inc. Class A	723,155	28,565
	Terreno Realty Corp.	753,769	28,395
*	Eagle Bancorp Inc.	461,026	28,261
	Sabra Health Care REIT Inc.	1,261,386	27,410
	ServisFirst Bancshares Inc.	638,862	26,660
	LegacyTexas Financial Group Inc.	649,267	25,334
	Virtu Financial Inc. Class A	869,844	23,094
*,^	LendingTree Inc.	105,865	22,634
*	LendingClub Corp.	5,336,439	20,225
	Kite Realty Group Trust	1,114,003	19,027
	HFF Inc. Class A	525,153	18,039
	CareTrust REIT Inc.	1,076,476	17,966
*,^	Redfin Corp.	762,112	17,597
	Kearny Financial Corp.	1,301,854	17,510
	Independent Bank Group Inc.	260,278	17,387
	CenterState Bank Corp.	564,589	16,836
	WisdomTree Investments Inc.	1,838,371	16,692
	National Bank Holdings Corp. Class A	366,659	14,149
	TFS Financial Corp.	793,344	12,511
	Cohen & Steers Inc.	297,332	12,402
*	Pacific Premier Bancorp Inc.	312,540	11,923
	Houlihan Lokey Inc. Class A	231,823	11,874
	Hilltop Holdings Inc.	510,310	11,263
	Alexander's Inc.	28,920	11,066
*	Marcus & Millichap Inc.	272,467	10,629
	American Assets Trust Inc.	267,481	10,242
	Hamilton Lane Inc. Class A	195,876	9,396
*	St. Joe Co.	502,408	9,018
	New Senior Investment Group Inc.	1,104,825	8,364
	Americold Realty Trust	352,374	7,759
*	Third Point Reinsurance Ltd.	615,451	7,693
	RMR Group Inc. Class A	96,493	7,570
	Front Yard Residential Corp.	681,404	7,100
*	PennyMac Financial Services Inc. Class A	319,319	6,275
*	Spirit MTA REIT	605,826	6,240
	Investment Technology Group Inc.	220,479	4,612
	Newmark Group Inc. Class A	293,048	4,170
*	On Deck Capital Inc.	367,497	2,573
	GAMCO Investors Inc. Class A	36,052	965
	Colony Credit Real Estate Inc.	2,743	57
	Northfield Bancorp Inc.	1,317	22
	PacWest Bancorp	297	15
*	Victory Capital Holdings Inc. Class A	190	2
			4,135,552

28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
Health Care (16.8%)
*	Neurocrine Biosciences Inc.	1,273,084	125,068
*	Sarepta Therapeutics Inc.	881,005	116,451
*	DexCom Inc.	1,184,147	112,470
*	Bluebird Bio Inc.	709,284	111,322
	West Pharmaceutical Services Inc.	1,040,976	103,359
*,^	Exact Sciences Corp.	1,725,130	103,146
*	Exelixis Inc.	4,201,321	90,412
*	Bio-Rad Laboratories Inc. Class A	297,407	85,814
*	Catalent Inc.	1,887,658	79,074
	Bio-Techne Corp.	531,564	78,645
*	Ionis Pharmaceuticals Inc.	1,776,773	74,038
*	Insulet Corp.	831,334	71,245
*	PRA Health Sciences Inc.	725,087	67,694
*	Integra LifeSciences Holdings Corp.	1,047,596	67,476
*	FibroGen Inc.	1,063,953	66,603
*	Masimo Corp.	659,576	64,408
*	ICU Medical Inc.	215,579	63,305
	STERIS plc	600,144	63,021
*	Penumbra Inc.	436,390	60,287
*	Ligand Pharmaceuticals Inc.	286,451	59,344
*	Agios Pharmaceuticals Inc.	692,836	58,358
*	Neogen Corp.	693,910	55,645
*	Globus Medical Inc.	1,036,714	52,313
*	Ultragenyx Pharmaceutical Inc.	669,318	51,451
*	Syneos Health Inc.	1,091,387	51,186
*,^	Immunomedics Inc.	2,150,243	50,896
*	Array BioPharma Inc.	2,981,287	50,026
	Cantel Medical Corp.	501,809	49,358
*	Acadia Healthcare Co. Inc.	1,186,326	48,533
*	Seattle Genetics Inc.	727,952	48,329
*	Inogen Inc.	240,263	44,768
*,^	Teladoc Inc.	749,910	43,532
	Healthcare Services Group Inc.	991,351	42,816
	Bruker Corp.	1,435,571	41,689
*	Supernus Pharmaceuticals Inc.	696,472	41,684
*	Amicus Therapeutics Inc.	2,667,914	41,673
*	Wright Medical Group NV	1,499,778	38,934
*	Horizon Pharma plc	2,336,230	38,688
*	Molina Healthcare Inc.	392,855	38,476
*	NuVasive Inc.	725,283	37,802
*	Ironwood Pharmaceuticals Inc. Class A	1,953,773	37,356
*	Spark Therapeutics Inc.	449,706	37,218
*	Portola Pharmaceuticals Inc.	932,396	35,217
*	Amedisys Inc.	409,823	35,023
*	Merit Medical Systems Inc.	677,938	34,710
*	Medicines Co.	936,318	34,363
*	Haemonetics Corp.	369,431	33,131
*,^	Clovis Oncology Inc.	706,741	32,136
*	Nevro Corp.	383,008	30,583
*	Arena Pharmaceuticals Inc.	696,896	30,385
*	Emergent BioSolutions Inc.	598,462	30,216
*	Novocure Ltd.	961,565	30,097
*	Quidel Corp.	450,602	29,965
*	Global Blood Therapeutics Inc.	659,615	29,815
*	Halozyme Therapeutics Inc.	1,728,426	29,159
*	Foundation Medicine Inc.	209,715	28,668
*	Spectrum Pharmaceuticals Inc.	1,324,133	27,754
*	Puma Biotechnology Inc.	454,470	26,882
*,^	Intercept Pharmaceuticals Inc.	313,565	26,311
*	NxStage Medical Inc.	940,895	26,251
*	Insmed Inc.	1,082,654	25,605
	Abaxis Inc.	308,014	25,568
*	HMS Holdings Corp.	1,179,668	25,504

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	TESARO Inc.	542,471	24,124
*	Corcept Therapeutics Inc.	1,468,609	23,087
*,^	OPKO Health Inc.	4,750,067	22,325
*,^	ACADIA Pharmaceuticals Inc.	1,412,650	21,571
*	Editas Medicine Inc.	600,228	21,506
*	Momenta Pharmaceuticals Inc.	1,041,378	21,296
*	Varex Imaging Corp.	536,336	19,893
*	Tivity Health Inc.	563,979	19,852
*	Acorda Therapeutics Inc.	664,988	19,085
*	Heron Therapeutics Inc.	490,488	19,055
*	LHC Group Inc.	221,033	18,918
*,^	Glaukos Corp.	443,772	18,035
*	Pacira Pharmaceuticals Inc.	547,251	17,539
*,^	Radius Health Inc.	578,672	17,053
	Luminex Corp.	564,989	16,684
*	Aimmune Therapeutics Inc.	574,414	15,446
*	Orthofix International NV	251,744	14,304
*,^	Intrexon Corp.	1,005,917	14,023
*	Genomic Health Inc.	275,619	13,891
*	Omnicell Inc.	262,353	13,760
*	Acceleron Pharma Inc.	274,894	13,338
*	Theravance Biopharma Inc.	581,248	13,183
*	Repligen Corp.	277,812	13,068
*	Alder Biopharmaceuticals Inc.	816,251	12,897
*	Innoviva Inc.	932,157	12,864
	Ensign Group Inc.	347,537	12,449
*	Xencor Inc.	335,891	12,431
*	MyoKardia Inc.	238,864	11,860
*	Akorn Inc.	665,099	11,034
*,^	Intellia Therapeutics Inc.	395,743	10,828
*	PTC Therapeutics Inc.	312,217	10,531
*	Sangamo Therapeutics Inc.	719,805	10,221
*,^	Epizyme Inc.	736,339	9,977
	HealthStream Inc.	365,289	9,976
	Meridian Bioscience Inc.	568,798	9,044
*	AMAG Pharmaceuticals Inc.	460,869	8,987
*	Medpace Holdings Inc.	204,712	8,803
*	Natera Inc.	463,369	8,721
*	Atara Biotherapeutics Inc.	232,431	8,542
*	Natus Medical Inc.	224,592	7,748
*,^	TherapeuticsMD Inc.	1,224,114	7,638
*	CorVel Corp.	133,357	7,201
*,^	Lexicon Pharmaceuticals Inc.	598,118	7,177
*,^	Esperion Therapeutics Inc.	170,217	6,671
*	Achillion Pharmaceuticals Inc.	1,854,658	5,249
*,^	Keryx Biopharmaceuticals Inc.	1,276,272	4,799
*	Accuray Inc.	1,149,625	4,713
*,^	Denali Therapeutics Inc.	299,862	4,573
*,^	MiMedx Group Inc.	706,100	4,512
*	Aduro Biotech Inc.	614,586	4,302
*,^	Akcea Therapeutics Inc.	181,411	4,301
*	Five Prime Therapeutics Inc.	239,115	3,780
*,^	Surgery Partners Inc.	241,975	3,605
*	Endologix Inc.	563,857	3,191
*,^	Insys Therapeutics Inc.	412,955	2,990
*,^	ZIOPHARM Oncology Inc.	901,431	2,722
*	Seres Therapeutics Inc.	144,035	1,239
*	Wright Medical Group Inc. CVR	165,303	227
*	ABIOMED Inc.	86	35
*	Nektar Therapeutics Class A	423	21
*	Bioxcel Therapeutics Inc.	616	6
*	Depomed Inc.	577	4
			3,958,161

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
Industrials (18.7%)
	Jack Henry & Associates Inc.	1,093,358	142,530
*	WEX Inc.	609,320	116,063
	Lennox International Inc.	554,459	110,975
*	Zebra Technologies Corp.	756,081	108,309
	Graco Inc.	2,372,513	107,285
*	HD Supply Holdings Inc.	2,494,135	106,974
*	Teledyne Technologies Inc.	481,082	95,764
	Nordson Corp.	739,776	94,995
	TransUnion	1,306,016	93,563
	BWX Technologies Inc.	1,409,615	87,847
	Toro Co.	1,425,597	85,892
*	Berry Global Group Inc.	1,862,342	85,556
	Hexcel Corp.	1,266,472	84,068
	Watsco Inc.	453,496	80,849
*	Keysight Technologies Inc.	1,326,177	78,284
	Littelfuse Inc.	335,646	76,588
	National Instruments Corp.	1,762,492	73,989
	Old Dominion Freight Line Inc.	494,241	73,622
	Knight-Swift Transportation Holdings Inc.	1,892,218	72,302
	Eagle Materials Inc.	645,016	67,707
	Landstar System Inc.	595,293	65,006
	AO Smith Corp.	1,026,276	60,704
	Woodward Inc.	783,466	60,217
	HEICO Corp. Class A	969,220	59,074
	Air Lease Corp. Class A	1,397,159	58,639
	Genpact Ltd.	2,020,684	58,458
*	Euronet Worldwide Inc.	689,515	57,761
	MAXIMUS Inc.	922,987	57,327
*	Coherent Inc.	352,021	55,063
*	ASGN Inc.	703,232	54,986
*	Trex Co. Inc.	833,996	52,200
	Cognex Corp.	1,162,568	51,862
^	Universal Display Corp.	599,740	51,578
*	USG Corp.	1,185,612	51,124
	Insperity Inc.	535,057	50,964
	FLIR Systems Inc.	970,585	50,441
*	Axon Enterprise Inc.	781,556	49,379
*	Gardner Denver Holdings Inc.	1,541,919	45,317
*	Cimpress NV	304,548	44,147
	HEICO Corp.	592,751	43,229
*	Proto Labs Inc.	362,289	43,094
*	RBC Bearings Inc.	326,503	42,057
*	Summit Materials Inc. Class A	1,578,359	41,432
	John Bean Technologies Corp.	449,177	39,932
*	Clean Harbors Inc.	715,942	39,771
*	AMN Healthcare Services Inc.	676,284	39,630
*	TopBuild Corp.	504,892	39,553
	Simpson Manufacturing Co. Inc.	589,966	36,690
	Exponent Inc.	735,773	35,538
*	II-VI Inc.	797,359	34,645
*	TriNet Group Inc.	596,053	33,343
*	Kirby Corp.	380,132	31,779
*	Floor & Decor Holdings Inc. Class A	613,656	30,272
*	Builders FirstSource Inc.	1,624,571	29,713
*	Rogers Corp.	260,657	29,053
*	Aerojet Rocketdyne Holdings Inc.	962,543	28,385
*	Itron Inc.	470,838	28,274
*	WageWorks Inc.	561,348	28,067
*	Masonite International Corp.	390,388	28,049
	Schneider National Inc. Class B	1,002,752	27,586
	Covanta Holding Corp.	1,667,472	27,513
	Mueller Water Products Inc. Class A	2,240,068	26,254
*	ExlService Holdings Inc.	462,206	26,166

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Franklin Electric Co. Inc.	559,290	25,224
*	Advanced Disposal Services Inc.	1,002,591	24,844
	Albany International Corp.	410,214	24,674
	Forward Air Corp.	415,595	24,553
*	Paylocity Holding Corp.	409,253	24,089
*	Imperva Inc.	466,477	22,508
	Cubic Corp.	347,192	22,290
*	Aerovironment Inc.	304,345	21,739
	EnPro Industries Inc.	296,946	20,771
	Methode Electronics Inc.	494,606	19,933
*	Armstrong World Industries Inc.	311,507	19,687
	Raven Industries Inc.	507,434	19,511
	Sun Hydraulics Corp.	401,763	19,361
	Tennant Co.	241,334	19,065
	AAON Inc.	555,820	18,481
*	Evolent Health Inc. Class A	871,904	18,354
	Apogee Enterprises Inc.	379,408	18,276
*	Air Transport Services Group Inc.	794,681	17,952
	Badger Meter Inc.	390,738	17,466
*,^	Ambarella Inc.	449,308	17,348
	Granite Construction Inc.	306,072	17,036
*	Continental Building Products Inc.	522,300	16,479
*	Installed Building Products Inc.	291,382	16,478
	AZZ Inc.	367,766	15,979
	Lindsay Corp.	152,197	14,762
	Advanced Drainage Systems Inc.	516,608	14,749
*	Saia Inc.	182,303	14,739
*	JELD-WEN Holding Inc.	488,717	13,972
*	Novanta Inc.	221,399	13,793
*	FARO Technologies Inc.	239,622	13,024
	Comfort Systems USA Inc.	262,080	12,003
	Heartland Express Inc.	639,746	11,867
	GrafTech International Ltd.	643,252	11,572
*	GreenSky Inc. Class A	542,012	11,464
*	Thermon Group Holdings Inc.	458,681	10,490
	Gorman-Rupp Co.	295,091	10,328
*	American Woodmark Corp.	111,296	10,189
*	Veeco Instruments Inc.	688,044	9,805
*,^	Inovalon Holdings Inc. Class A	961,833	9,546
	Quanex Building Products Corp.	495,642	8,897
*,^	MACOM Technology Solutions Holdings Inc.	320,008	7,373
	REV Group Inc.	410,629	6,985
*	InnerWorkings Inc.	641,837	5,578
*	Astronics Corp.	130,543	4,696
*	Mistras Group Inc.	240,240	4,536
*	Evo Payments Inc. Class A	171,120	3,522
*	Armstrong Flooring Inc.	73,128	1,027
*	Astronics Corp. Class B	21,402	765
	Broadridge Financial Solutions Inc.	238	27
*	XPO Logistics Inc.	244	24
	Packaging Corp. of America	99	11
	Louisiana-Pacific Corp.	308	8
*	American Outdoor Brands Corp.	647	8
*	Pluralsight Inc. Class A	282	7
	Maxar Technologies Ltd.	121	6
			4,395,305
Oil & Gas (5.4%)
*	Parsley Energy Inc. Class A	3,682,810	111,515
*	WPX Energy Inc.	5,655,456	101,968
*	Energen Corp.	1,378,757	100,401
*	Newfield Exploration Co.	2,826,590	85,504
*	RSP Permian Inc.	1,804,796	79,447
	Core Laboratories NV	625,482	78,942
*	PDC Energy Inc.	935,084	56,526

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Patterson-UTI Energy Inc.	2,982,321	53,682
*	Centennial Resource Development Inc. Class A	2,612,985	47,191
*	Matador Resources Co.	1,398,802	42,034
*	Transocean Ltd.	3,103,688	41,714
*	SRC Energy Inc.	3,421,526	37,705
*	Callon Petroleum Co.	3,169,275	34,038
*	Oasis Petroleum Inc.	2,245,335	29,122
*	Carrizo Oil & Gas Inc.	1,044,149	29,080
*	Chart Industries Inc.	438,157	27,026
*	Gulfport Energy Corp.	2,089,285	26,262
*	Extraction Oil & Gas Inc.	1,614,672	23,720
	Pattern Energy Group Inc. Class A	1,248,576	23,411
	Helmerich & Payne Inc.	366,047	23,339
*,^	Weatherford International plc	7,058,459	23,222
*	Apergy Corp.	547,627	22,863
*	Southwestern Energy Co.	4,153,460	22,013
*	Laredo Petroleum Inc.	2,159,808	20,777
*	Forum Energy Technologies Inc.	1,156,735	14,286
*	SEACOR Holdings Inc.	231,518	13,259
*	Newpark Resources Inc.	1,198,305	13,002
*	Cactus Inc.	373,612	12,624
	RPC Inc.	762,211	11,105
*,^	Jagged Peak Energy Inc.	752,330	9,795
*	Keane Group Inc.	633,743	8,663
*	ProPetro Holding Corp.	530,083	8,312
*	WildHorse Resource Development Corp.	286,230	7,259
*	Exterran Corp.	241,884	6,057
*,^	Tellurian Inc.	679,631	5,655
*	FTS International Inc.	385,304	5,487
*	Alta Mesa Resources Inc.	572,759	3,900
*,^	Liberty Oilfield Services Inc. Class A	199,488	3,734
*	NCS Multistage Holdings Inc.	126,919	1,844
*	Eclipse Resources Corp.	632,214	1,012
	Diamondback Energy Inc.	245	32
*	Ultra Petroleum Corp.	2,924	7
	SM Energy Co.	230	6
			1,267,541
Other (0.0%)[2]
*,3	Dyax Corp. CVR Exp. 12/31/2019	1,798,309	3,597
*,3	NewStar Financial Inc	323,987	159
*,3	Media General Inc. CVR	1,362,047	53
*,3	Clinical Data CVR	132,154	—
			3,809
Technology (18.1%)
*	PTC Inc.	1,631,675	153,067
*	Veeva Systems Inc. Class A	1,702,988	130,892
*	Fortinet Inc.	2,021,954	126,231
*	Tyler Technologies Inc.	515,120	114,408
*	Ultimate Software Group Inc.	411,805	105,962
*	Guidewire Software Inc.	1,130,722	100,386
*	Tableau Software Inc. Class A	961,137	93,951
*	Aspen Technology Inc.	1,010,029	93,670
*	athenahealth Inc.	572,558	91,117
*	EPAM Systems Inc.	717,980	89,266
*	Nutanix Inc.	1,614,829	83,277
*	Proofpoint Inc.	719,665	82,985
*	Cavium Inc.	941,253	81,418
*	Fair Isaac Corp.	401,162	77,553
*	Zendesk Inc.	1,405,674	76,595
	SS&C Technologies Holdings Inc.	1,431,663	74,303
	MKS Instruments Inc.	773,775	74,050
	Monolithic Power Systems Inc.	537,257	71,815
*	GoDaddy Inc. Class A	1,000,017	70,601
	Blackbaud Inc.	686,784	70,361

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Paycom Software Inc.	710,501	70,219
	Entegris Inc.	2,006,680	68,026
*	Medidata Solutions Inc.	796,242	64,145
*	2U Inc.	761,692	63,647
*	RingCentral Inc. Class A	898,197	63,188
*	HubSpot Inc.	489,264	61,354
*	Silicon Laboratories Inc.	612,054	60,961
*	New Relic Inc.	594,149	59,765
*	Cree Inc.	1,422,228	59,122
*	Integrated Device Technology Inc.	1,829,131	58,313
*	RealPage Inc.	1,043,223	57,482
	j2 Global Inc.	660,751	57,228
*	Twilio Inc. Class A	966,071	54,119
*	Ciena Corp.	2,031,849	53,864
*	Pure Storage Inc. Class A	2,205,620	52,670
*,^	ViaSat Inc.	791,775	52,035
*	Lumentum Holdings Inc.	841,630	48,730
*	Ellie Mae Inc.	461,815	47,955
*	Coupa Software Inc.	721,437	44,902
*	Manhattan Associates Inc.	946,881	44,513
*	Box Inc.	1,732,166	43,287
	InterDigital Inc.	491,027	39,724
*	FireEye Inc.	2,580,896	39,720
*	Dycom Industries Inc.	419,411	39,639
*	Qualys Inc.	468,723	39,513
*	ACI Worldwide Inc.	1,565,858	38,630
*	CommVault Systems Inc.	579,850	38,183
*	Cornerstone OnDemand Inc.	735,212	34,871
*	Cirrus Logic Inc.	895,774	34,335
*	Envestnet Inc.	608,609	33,443
*	Advanced Energy Industries Inc.	555,664	32,279
	Cogent Communications Holdings Inc.	589,842	31,498
	Brooks Automation Inc.	949,201	30,963
	Pegasystems Inc.	556,255	30,483
*	Allscripts Healthcare Solutions Inc.	2,516,368	30,196
	Power Integrations Inc.	398,236	29,091
*	Bottomline Technologies de Inc.	548,202	27,317
*	Mercury Systems Inc.	647,489	24,643
*	Blackline Inc.	566,670	24,611
	Ebix Inc.	312,130	23,800
*,^	Ubiquiti Networks Inc.	261,956	22,193
*	Infinera Corp.	2,142,954	21,280
*,^	3D Systems Corp.	1,529,340	21,120
*	Diodes Inc.	560,922	19,335
*	Rambus Inc.	1,522,118	19,087
*,^	Inphi Corp.	557,799	18,190
	Plantronics Inc.	234,915	17,912
*	Alarm.com Holdings Inc.	434,606	17,549
*,^	DocuSign Inc.	329,029	17,422
*	LivePerson Inc.	774,159	16,335
*	MicroStrategy Inc. Class A	126,358	16,142
*	NetScout Systems Inc.	539,908	16,035
*	Hortonworks Inc.	838,360	15,275
*,^	Alteryx Inc. Class A	384,988	14,691
*	Q2 Holdings Inc.	256,067	14,609
*	Varonis Systems Inc.	193,802	14,438
*	Cray Inc.	574,328	14,129
	NIC Inc.	892,824	13,883
*	Rapid7 Inc.	489,816	13,823
*,^	Match Group Inc.	355,614	13,777
*	MaxLinear Inc.	866,167	13,504
*	Five9 Inc.	388,984	13,447
*	Altair Engineering Inc. Class A	389,838	13,325
*	Super Micro Computer Inc.	550,451	13,018

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Ceridian HCM Holding Inc.	384,656	12,767
*,^	Acacia Communications Inc.	340,769	11,862
*	Shutterstock Inc.	246,289	11,689
	Monotype Imaging Holdings Inc.	566,180	11,493
*	Cision Ltd.	741,164	11,080
*	Lattice Semiconductor Corp.	1,674,722	10,986
*	SendGrid Inc.	376,830	9,994
*,^	Benefitfocus Inc.	291,687	9,801
*	CEVA Inc.	313,955	9,481
*	Virtusa Corp.	187,087	9,107
*	Endurance International Group Holdings Inc.	907,055	9,025
*	SailPoint Technologies Holding Inc.	338,461	8,306
*	FormFactor Inc.	516,013	6,863
*	Loral Space & Communications Inc.	181,651	6,830
^	Switch Inc.	513,948	6,255
*,^	Zscaler Inc.	168,172	6,012
	Forrester Research Inc.	139,831	5,866
*	Appfolio Inc.	92,796	5,675
	Xperi Corp.	347,122	5,589
*	Castlight Health Inc. Class B	1,007,361	4,281
*	WideOpenWest Inc.	422,057	4,077
*,^	Gogo Inc.	799,052	3,883
*,^	nLight Inc.	97,312	3,217
*	Avalara Inc.	45,604	2,434
*	MobileIron Inc.	461,912	2,056
*	Smartsheet Inc. Class A	75,485	1,960
*	SecureWorks Corp. Class A	118,947	1,481
*	IAC/InterActiveCorp	231	35
*	Pivotal Software Inc. Class A	511	12
*	Avaya Holdings Corp.	224	5
*	Zuora Inc. Class A	147	4
*	Carbon Black Inc.	92	2
			4,253,019
Telecommunications (0.3%)
	Shenandoah Telecommunications Co.	665,758	21,770
*	GTT Communications Inc.	477,944	21,508
*	Cincinnati Bell Inc.	599,134	9,406
	ATN International Inc.	146,858	7,750
*,^	Globalstar Inc.	8,031,007	3,934
	Windstream Holdings Inc.	906	5
			64,373
Utilities (0.3%)
	Ormat Technologies Inc.	573,846	30,523
*	Evoqua Water Technologies Corp.	964,742	19,777
*,^	Sunrun Inc.	1,232,002	16,201
	TerraForm Power Inc. Class A	942,039	11,022
*,^	Vivint Solar Inc.	207,207	1,025

			78,548
Total Common Stocks (Cost $16,944,991)			23,450,237

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2018

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
4,5 Vanguard Market Liquidity Fund	2.122%		3,569,470	356,983

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	1.693%	7/12/18	300	300
6 United States Treasury Bill	2.027%-2.078%	11/15/18	11,000	10,916
				11,216
Total Temporary Cash Investments (Cost $368,151)				368,199
Total Investments (101.3%) (Cost $17,313,142)				23,818,436
Other Assets and Liabilities—Net (-1.3%)[5]				(304,992)
Net Assets (100%)				23,513,444

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $253,898,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $264,706,000 of collateral received for securities on loan.
6 Securities with a value of $2,878,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

36

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Basic Materials (6.0%)
	Chemours Co.	2,784,812	123,534
	RPM International Inc.	2,092,976	122,062
	United States Steel Corp.	2,765,180	96,090
	Huntsman Corp.	3,180,181	92,861
	Steel Dynamics Inc.	1,755,985	80,688
	WR Grace & Co.	1,052,795	77,180
	Ashland Global Holdings Inc.	975,740	76,283
	Olin Corp.	2,615,944	75,130
*	Alcoa Corp.	1,458,737	68,386
	Peabody Energy Corp.	1,374,682	62,521
	PolyOne Corp.	1,251,628	54,095
	Cabot Corp.	870,945	53,798
	Scotts Miracle-Gro Co.	606,652	50,449
	Sensient Technologies Corp.	662,849	47,427
	Domtar Corp.	983,523	46,953
	HB Fuller Co.	791,403	42,483
	Minerals Technologies Inc.	554,206	41,759
*	Cleveland-Cliffs Inc.	4,651,807	39,215
	Carpenter Technology Corp.	733,351	38,552
	Commercial Metals Co.	1,737,381	36,676
	Compass Minerals International Inc.	528,848	34,772
*	GCP Applied Technologies Inc.	1,069,005	30,948
	Quaker Chemical Corp.	198,333	30,716
	Innospec Inc.	381,420	29,198
	Worthington Industries Inc.	663,535	27,849
	Tronox Ltd. Class A	1,394,566	27,445
	Kaiser Aluminum Corp.	248,788	25,901
	Stepan Co.	318,720	24,863
*	Univar Inc.	883,295	23,178
*	Kraton Corp.	498,406	22,996
	Arch Coal Inc. Class A	289,998	22,745
	Hecla Mining Co.	6,258,393	21,779
*,^	AK Steel Holding Corp.	4,927,834	21,387
	Warrior Met Coal Inc.	750,102	20,680
	A Schulman Inc.	415,160	18,475
*	CONSOL Energy Inc.	394,122	15,115
	Innophos Holdings Inc.	305,354	14,535
	Rayonier Advanced Materials Inc.	810,280	13,848
*	Ferro Corp.	660,335	13,768
	PH Glatfelter Co.	687,588	13,470
*	Koppers Holdings Inc.	313,587	12,026
*	Century Aluminum Co.	752,662	11,854
*	Coeur Mining Inc.	1,462,094	11,112
	Tredegar Corp.	466,051	10,952
*	Resolute Forest Products Inc.	920,031	9,522
	Kronos Worldwide Inc.	362,902	8,176
	Haynes International Inc.	194,512	7,146
*	SunCoke Energy Inc.	508,826	6,818
*	Clearwater Paper Corp.	256,949	5,936
	FutureFuel Corp.	411,752	5,769
*	Allegheny Technologies Inc.	670	17
			1,869,138
Consumer Goods (7.4%)
*	US Foods Holding Corp.	3,379,295	127,805
	Pinnacle Foods Inc.	1,865,334	121,359
	Leggett & Platt Inc.	2,054,545	91,715
*,^	Herbalife Nutrition Ltd.	1,677,614	90,121
^	Mattel Inc.	5,381,070	88,357
	Thor Industries Inc.	783,206	76,276
	Valvoline Inc.	3,062,359	66,055
	Nu Skin Enterprises Inc. Class A	826,500	64,624

37

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Delphi Technologies plc	1,389,257	63,156
	Ingredion Inc.	565,428	62,593
*	Visteon Corp.	462,349	59,754
	Energizer Holdings Inc.	933,973	58,803
	Flowers Foods Inc.	2,803,754	58,402
*	Deckers Outdoor Corp.	496,873	56,092
*	Darling Ingredients Inc.	2,577,615	51,243
	Wolverine World Wide Inc.	1,408,830	48,985
*	TreeHouse Foods Inc.	882,000	46,314
	Dana Inc.	2,277,783	45,989
	Goodyear Tire & Rubber Co.	1,878,225	43,744
*	Edgewell Personal Care Co.	845,885	42,683
*	Helen of Troy Ltd.	416,816	41,036
	KB Home	1,370,953	37,345
*	Cooper-Standard Holdings Inc.	282,365	36,897
*	Taylor Morrison Home Corp. Class A	1,738,968	36,136
	Tenneco Inc.	805,740	35,420
	Sanderson Farms Inc.	322,058	33,864
	Herman Miller Inc.	935,167	31,702
	Tupperware Brands Corp.	721,099	29,738
*	G-III Apparel Group Ltd.	614,324	27,276
*	American Axle & Manufacturing Holdings Inc.	1,745,124	27,154
	Universal Corp.	391,136	25,835
	HNI Corp.	680,839	25,327
^	Spectrum Brands Holdings Inc.	302,578	24,696
	ACCO Brands Corp.	1,677,412	23,232
	La-Z-Boy Inc.	733,962	22,459
	Columbia Sportswear Co.	245,451	22,451
*	Central Garden & Pet Co. Class A	545,331	22,070
	MDC Holdings Inc.	703,039	21,633
*	Hain Celestial Group Inc.	719,923	21,454
	Schweitzer-Mauduit International Inc.	480,290	20,998
	Lancaster Colony Corp.	150,392	20,817
	Cooper Tire & Rubber Co.	790,183	20,782
	Fresh Del Monte Produce Inc.	457,127	20,365
*,^	Fossil Group Inc.	693,780	18,642
	Seaboard Corp.	4,593	18,201
	Steelcase Inc. Class A	1,281,548	17,301
^	B&G Foods Inc.	520,210	15,554
	Knoll Inc.	734,226	15,279
	Dean Foods Co.	1,427,811	15,006
	Inter Parfums Inc.	269,387	14,412
*	Vista Outdoor Inc.	897,300	13,899
*	Modine Manufacturing Co.	749,183	13,673
	Andersons Inc.	398,083	13,614
	Acushnet Holdings Corp.	525,074	12,843
	Movado Group Inc.	244,708	11,819
	Briggs & Stratton Corp.	633,665	11,159
	Oxford Industries Inc.	126,332	10,483
	National Presto Industries Inc.	81,670	10,127
*	Hostess Brands Inc. Class A	741,507	10,085
	Ethan Allen Interiors Inc.	381,959	9,358
*	Crocs Inc.	506,387	8,918
	Tootsie Roll Industries Inc.	272,603	8,410
*	Pilgrim's Pride Corp.	389,566	7,842
	Phibro Animal Health Corp. Class A	154,273	7,104
*	Central Garden & Pet Co.	153,521	6,675
	Superior Industries International Inc.	352,247	6,305
*,^	GoPro Inc. Class A	877,524	5,651
	Titan International Inc.	400,538	4,298
*	Avon Products Inc.	3,730	6
			2,279,421
Consumer Services (11.2%)
	KAR Auction Services Inc.	2,112,203	115,749

38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Service Corp.	2,727,214	97,607
	Foot Locker Inc.	1,848,258	97,311
*	JetBlue Airways Corp.	4,952,867	94,005
	H&R Block Inc.	3,273,647	74,574
	Williams-Sonoma Inc.	1,173,108	72,005
	Dun & Bradstreet Corp.	580,175	71,158
	Extended Stay America Inc.	2,972,277	64,231
*	ServiceMaster Global Holdings Inc.	1,059,579	63,013
*	Weight Watchers International Inc.	621,533	62,837
	New York Times Co. Class A	2,309,983	59,829
^	Cracker Barrel Old Country Store Inc.	375,683	58,685
	Cinemark Holdings Inc.	1,644,933	57,704
	American Eagle Outfitters Inc.	2,481,711	57,700
*	Performance Food Group Co.	1,549,919	56,882
*	Urban Outfitters Inc.	1,190,219	53,024
	Signet Jewelers Ltd.	923,656	51,494
	Wendy's Co.	2,995,012	51,454
	Aaron's Inc.	1,101,613	47,865
	Tribune Media Co. Class A	1,234,372	47,239
*	TripAdvisor Inc.	827,145	46,080
*	Beacon Roofing Supply Inc.	1,066,007	45,433
*	Adtalem Global Education Inc.	942,547	45,337
*	AutoNation Inc.	925,550	44,963
*	AMC Networks Inc. Class A	719,996	44,784
	John Wiley & Sons Inc. Class A	717,246	44,756
	AMERCO	122,773	43,726
*	Penn National Gaming Inc.	1,291,250	43,373
	Sabre Corp.	1,721,348	42,414
	Dick's Sporting Goods Inc.	1,187,463	41,858
	Bed Bath & Beyond Inc.	2,088,205	41,607
	Hillenbrand Inc.	880,735	41,527
	SkyWest Inc.	774,226	40,182
	Chemed Corp.	124,493	40,063
*	Spirit Airlines Inc.	1,068,876	38,854
	Graham Holdings Co. Class B	65,400	38,331
*	Murphy USA Inc.	494,736	36,754
	TEGNA Inc.	3,380,455	36,678
	Sinclair Broadcast Group Inc. Class A	1,137,617	36,574
	Lithia Motors Inc. Class A	375,162	35,479
*	Avis Budget Group Inc.	1,082,147	35,170
	Wyndham Destinations Inc.	781,749	34,608
*	Acxiom Corp.	1,146,529	34,339
*	United Natural Foods Inc.	787,344	33,588
*	Michaels Cos. Inc.	1,706,539	32,714
	Brinker International Inc.	687,074	32,705
*	Cars.com Inc.	1,126,518	31,982
	Meredith Corp.	623,246	31,786
*	Sally Beauty Holdings Inc.	1,913,506	30,673
	Children's Place Inc.	244,385	29,522
*,^	Rite Aid Corp.	16,732,129	28,947
	Matthews International Corp. Class A	477,024	28,049
	DSW Inc. Class A	1,072,142	27,683
	Big Lots Inc.	658,731	27,522
	Hawaiian Holdings Inc.	753,461	27,087
	Bloomin' Brands Inc.	1,305,005	26,231
	Abercrombie & Fitch Co.	1,060,227	25,954
	Penske Automotive Group Inc.	531,336	24,893
	Office Depot Inc.	8,719,351	22,234
*	Asbury Automotive Group Inc.	322,447	22,104
	GameStop Corp. Class A	1,512,216	22,033
*	MSG Networks Inc.	916,261	21,944
	Caleres Inc.	607,167	20,880
*	Rush Enterprises Inc. Class A	480,182	20,830
	Tailored Brands Inc.	778,302	19,862

39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Dine Brands Global Inc.	264,325	19,771
	Group 1 Automotive Inc.	310,712	19,575
*,^	Roku Inc.	458,292	19,532
	Strayer Education Inc.	167,694	18,951
	Guess? Inc.	884,748	18,934
	Gannett Co. Inc.	1,765,390	18,890
*	Liberty TripAdvisor Holdings Inc. Class A	1,126,548	18,137
*	SeaWorld Entertainment Inc.	829,510	18,100
	Cheesecake Factory Inc.	322,175	17,739
^	Dillard's Inc. Class A	186,716	17,645
	Capella Education Co.	173,147	17,090
*	Laureate Education Inc. Class A	1,143,310	16,384
	International Speedway Corp. Class A	363,834	16,263
	Scholastic Corp.	361,622	16,023
	Chico's FAS Inc.	1,916,861	15,603
	Core-Mark Holding Co. Inc.	685,005	15,550
	Entercom Communications Corp. Class A	1,929,812	14,570
*	Hertz Global Holdings Inc.	853,028	13,085
*	Houghton Mifflin Harcourt Co.	1,639,268	12,540
	Buckle Inc.	459,544	12,362
	Weis Markets Inc.	230,800	12,311
*	Genesco Inc.	295,561	11,734
	SUPERVALU Inc.	569,637	11,689
*	Party City Holdco Inc.	752,049	11,469
*,^	JC Penney Co. Inc.	4,558,846	10,668
*	Herc Holdings Inc.	189,085	10,653
*	Ascena Retail Group Inc.	2,606,619	10,387
*	Express Inc.	1,118,007	10,230
*	K12 Inc.	611,480	10,010
*	Rent-A-Center Inc.	670,920	9,876
	National CineMedia Inc.	1,172,432	9,848
*	Fiesta Restaurant Group Inc.	319,358	9,166
*	Regis Corp.	540,137	8,934
	New Media Investment Group Inc.	447,300	8,266
	Emerald Expositions Events Inc.	396,940	8,177
*	Zumiez Inc.	298,856	7,486
*	Stitch Fix Inc. Class A	269,393	7,392
	Sonic Automotive Inc. Class A	335,329	6,908
	AMC Entertainment Holdings Inc. Class A	408,108	6,489
	EW Scripps Co. Class A	436,578	5,846
*	American Public Education Inc.	121,433	5,112
*	Rush Enterprises Inc. Class B	97,836	4,295
*,^	Lands' End Inc.	151,268	4,220
	Cato Corp. Class A	170,005	4,186
*	El Pollo Loco Holdings Inc.	334,882	3,818
*	Bojangles' Inc.	256,372	3,692
*	Biglari Holdings Inc. Class B	18,325	3,362
*	Hibbett Sports Inc.	146,664	3,359
	Speedway Motorsports Inc.	190,017	3,299
	Barnes & Noble Inc.	405,648	2,576
	Clear Channel Outdoor Holdings Inc. Class A	569,599	2,449
*	Smart & Final Stores Inc.	404,445	2,245
*	BJ's Wholesale Club Holdings Inc.	85,049	2,011
*	BrightView Holdings Inc.	83,642	1,836
*	Biglari Holdings Inc.	1,783	1,694
*,^	Sears Holdings Corp.	255,595	606
	Cable One Inc.	37	27
	Dolby Laboratories Inc. Class A	148	9
	Pier 1 Imports Inc.	2,089	5
*,^	GNC Holdings Inc. Class A	169	1
*	Qurate Retail Group Inc. QVC Group Class A	3	—
			3,449,564
Financials (32.1%)
	East West Bancorp Inc.	2,267,038	147,811

40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

		Market
		Value
	Shares	($000)
Gaming and Leisure Properties Inc.	3,174,025	113,630
American Financial Group Inc.	1,044,209	112,075
WP Carey Inc.	1,677,585	111,308
National Retail Properties Inc.	2,405,413	105,742
Apartment Investment & Management Co.	2,460,916	104,097
Liberty Property Trust	2,313,114	102,540
Brown & Brown Inc.	3,675,656	101,926
Cullen/Frost Bankers Inc.	898,914	97,298
Commerce Bancshares Inc.	1,500,248	97,081
PacWest Bancorp	1,959,415	96,834
Park Hotels & Resorts Inc.	3,146,136	96,366
Synovus Financial Corp.	1,762,723	93,125
Eaton Vance Corp.	1,771,804	92,470
New Residential Investment Corp.	5,258,160	91,965
Webster Financial Corp.	1,442,039	91,858
First Horizon National Corp.	5,117,384	91,294
Old Republic International Corp.	4,491,254	89,421
LPL Financial Holdings Inc.	1,324,222	86,790
Forest City Realty Trust Inc. Class A	3,761,613	85,802
First American Financial Corp.	1,657,607	85,731
Assurant Inc.	824,297	85,306
Starwood Property Trust Inc.	3,896,427	84,591
Brixmor Property Group Inc.	4,738,797	82,597
Highwoods Properties Inc.	1,617,360	82,049
Janus Henderson Group plc	2,665,262	81,904
Validus Holdings Ltd.	1,178,641	79,676
Hanover Insurance Group Inc.	665,481	79,565
Rayonier Inc.	2,023,977	78,308
Umpqua Holdings Corp.	3,443,250	77,783
Wintrust Financial Corp.	880,419	76,640
RenaissanceRe Holdings Ltd.	629,556	75,748
EPR Properties	1,163,262	75,368
Associated Banc-Corp	2,671,622	72,935
Popular Inc.	1,600,115	72,341
Prosperity Bancshares Inc.	1,038,812	71,013
Hospitality Properties Trust	2,442,514	69,880
Axis Capital Holdings Ltd.	1,241,409	69,047
Primerica Inc.	689,550	68,679
FNB Corp.	5,071,937	68,065
BankUnited Inc.	1,659,789	67,802
Senior Housing Properties Trust	3,718,257	67,263
IBERIABANK Corp.	886,821	67,221
First Industrial Realty Trust Inc.	1,961,841	65,408
Cousins Properties Inc.	6,574,169	63,704
* MGIC Investment Corp.	5,810,727	62,291
Hancock Whitney Corp.	1,334,254	62,243
Chemical Financial Corp.	1,116,175	62,137
Apple Hospitality REIT Inc.	3,423,768	61,217
JBG SMITH Properties	1,660,701	60,566
RLJ Lodging Trust	2,742,253	60,467
Valley National Bancorp	4,926,338	59,904
Assured Guaranty Ltd.	1,670,782	59,697
LaSalle Hotel Properties	1,727,530	59,133
Weingarten Realty Investors	1,905,929	58,722
Sunstone Hotel Investors Inc.	3,530,853	58,683
MB Financial Inc.	1,250,092	58,379
TCF Financial Corp.	2,368,756	58,319
United Bankshares Inc.	1,564,396	56,944
* Equity Commonwealth	1,805,438	56,871
Stifel Financial Corp.	1,064,231	55,606
Bank of Hawaii Corp.	661,164	55,154
Radian Group Inc.	3,358,901	54,481
Navient Corp.	4,134,138	53,868
UMB Financial Corp.	704,832	53,729

41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Taubman Centers Inc.	907,210	53,308
	Glacier Bancorp Inc.	1,322,920	51,171
	First Financial Bankshares Inc.	1,005,014	51,155
	Chimera Investment Corp.	2,781,962	50,854
^	Blackstone Mortgage Trust Inc. Class A	1,608,622	50,559
	Selective Insurance Group Inc.	917,802	50,479
	GEO Group Inc.	1,828,349	50,353
	CNO Financial Group Inc.	2,620,973	49,903
*	SLM Corp.	4,351,860	49,829
	EastGroup Properties Inc.	519,651	49,658
	BancorpSouth Bank	1,506,817	49,650
	South State Corp.	575,120	49,604
	Cathay General Bancorp	1,208,498	48,932
	Investors Bancorp Inc.	3,775,348	48,287
	American Equity Investment Life Holding Co.	1,339,419	48,219
^	Omega Healthcare Investors Inc.	1,554,287	48,183
	PotlatchDeltic Corp.	931,911	47,388
	MFA Financial Inc.	6,241,039	47,307
	Brandywine Realty Trust	2,795,821	47,193
	Community Bank System Inc.	797,249	47,094
	Columbia Banking System Inc.	1,145,734	46,861
	Erie Indemnity Co. Class A	397,841	46,651
	Legg Mason Inc.	1,324,078	45,985
	Kemper Corp.	603,760	45,674
	Realogy Holdings Corp.	1,996,996	45,532
	National Health Investors Inc.	617,290	45,482
	Fulton Financial Corp.	2,752,900	45,423
	BGC Partners Inc. Class A	3,986,966	45,132
	First Financial Bancorp	1,453,924	44,563
	CoreCivic Inc.	1,855,729	44,333
	Old National Bancorp	2,381,715	44,300
	Empire State Realty Trust Inc.	2,573,496	44,007
	Retail Properties of America Inc.	3,437,714	43,934
	RLI Corp.	658,658	43,597
	Two Harbors Investment Corp.	2,747,718	43,414
	Washington Federal Inc.	1,322,962	43,261
	White Mountains Insurance Group Ltd.	47,281	42,865
	Outfront Media Inc.	2,179,933	42,400
	Columbia Property Trust Inc.	1,856,342	42,158
	DDR Corp.	2,313,618	41,414
	First Midwest Bancorp Inc.	1,611,201	41,037
	Xenia Hotels & Resorts Inc.	1,673,443	40,765
	Piedmont Office Realty Trust Inc. Class A	2,003,148	39,923
	Sterling Bancorp	1,676,731	39,403
*	OneMain Holdings Inc.	1,169,242	38,924
	Great Western Bancorp Inc.	921,914	38,711
	DiamondRock Hospitality Co.	3,134,211	38,488
	First Citizens BancShares Inc. Class A	94,839	38,249
	Aspen Insurance Holdings Ltd.	934,400	38,030
	Union Bankshares Corp.	977,486	38,005
	International Bancshares Corp.	879,338	37,636
	Washington REIT	1,231,337	37,346
	CVB Financial Corp.	1,642,006	36,814
	United Community Banks Inc.	1,174,935	36,035
	Hope Bancorp Inc.	2,017,853	35,978
	First Merchants Corp.	774,517	35,938
*	Genworth Financial Inc. Class A	7,845,066	35,303
	Apollo Commercial Real Estate Finance Inc.	1,926,724	35,221
^	Tanger Factory Outlet Centers Inc.	1,478,727	34,735
	Independent Bank Corp.	431,347	33,818
	BOK Financial Corp.	359,059	33,755
	Renasant Corp.	735,567	33,483
	Federated Investors Inc. Class B	1,426,721	33,271
	Acadia Realty Trust	1,211,397	33,156

42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Santander Consumer USA Holdings Inc.	1,692,872	32,317
*	Enstar Group Ltd.	154,059	31,936
*	Quality Care Properties Inc.	1,475,942	31,748
	WesBanco Inc.	692,751	31,202
	Trustmark Corp.	953,788	31,122
	First Hawaiian Inc.	1,067,482	30,978
	Banner Corp.	505,234	30,380
	Sabra Health Care REIT Inc.	1,393,296	30,276
	Chesapeake Lodging Trust	946,270	29,940
	ProAssurance Corp.	837,544	29,691
	Lexington Realty Trust	3,377,043	29,482
	Argo Group International Holdings Ltd.	503,539	29,281
	Horace Mann Educators Corp.	638,973	28,498
	Invesco Mortgage Capital Inc.	1,745,311	27,750
^	Colony Credit Real Estate Inc.	1,308,377	27,123
	Capitol Federal Financial Inc.	2,052,708	27,014
	LTC Properties Inc.	619,302	26,469
	Provident Financial Services Inc.	943,889	25,985
*	First BanCorp	3,389,898	25,933
*	PRA Group Inc.	671,849	25,900
	Mack-Cali Realty Corp.	1,267,803	25,711
	Alexander & Baldwin Inc.	1,069,228	25,127
	Northwest Bancshares Inc.	1,442,749	25,089
*	HRG Group Inc.	1,903,175	24,913
	NBT Bancorp Inc.	648,107	24,725
	Government Properties Income Trust	1,549,277	24,556
	Berkshire Hills Bancorp Inc.	603,078	24,485
	First Commonwealth Financial Corp.	1,568,220	24,323
	Walker & Dunlop Inc.	436,149	24,272
	National General Holdings Corp.	918,619	24,187
	Artisan Partners Asset Management Inc. Class A	801,026	24,151
	Washington Prime Group Inc.	2,907,000	23,576
	Infinity Property & Casualty Corp.	162,417	23,120
	Park National Corp.	203,505	22,675
	Navigators Group Inc.	395,372	22,536
	S&T Bancorp Inc.	519,485	22,463
	Westamerica Bancorporation	395,818	22,368
	AmTrust Financial Services Inc.	1,534,276	22,354
	Brookline Bancorp Inc.	1,191,735	22,166
	Select Income REIT	978,891	21,996
	Waddell & Reed Financial Inc. Class A	1,218,372	21,894
	Ladder Capital Corp. Class A	1,376,651	21,503
	Global Net Lease Inc.	1,050,820	21,468
^	Seritage Growth Properties Class A	495,899	21,041
	Boston Private Financial Holdings Inc.	1,322,293	21,024
	Cadence BanCorp Class A	718,651	20,747
	First Interstate BancSystem Inc. Class A	479,039	20,215
	Mercury General Corp.	432,717	19,715
	Employers Holdings Inc.	485,671	19,524
	Redwood Trust Inc.	1,184,333	19,506
*	Cannae Holdings Inc.	1,050,797	19,492
	Tompkins Financial Corp.	226,881	19,485
	Safety Insurance Group Inc.	227,162	19,400
	State Bank Financial Corp.	580,018	19,373
*	FGL Holdings	2,175,564	18,253
	CYS Investments Inc.	2,429,159	18,219
	United Fire Group Inc.	331,196	18,053
	NRG Yield Inc.	1,017,274	17,497
	Piper Jaffray Cos.	225,588	17,336
	City Holding Co.	229,480	17,264
	PennyMac Mortgage Investment Trust	903,670	17,161
	Beneficial Bancorp Inc.	1,055,300	17,096
	BancFirst Corp.	281,316	16,654
*	CorePoint Lodging Inc.	640,716	16,595

43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Ramco-Gershenson Properties Trust	1,189,746	15,717
*	Flagstar Bancorp Inc.	454,509	15,571
	American National Insurance Co.	126,077	15,078
	ARMOUR Residential REIT Inc.	655,408	14,950
^	CBL & Associates Properties Inc.	2,564,284	14,283
	Getty Realty Corp.	499,049	14,058
	TPG RE Finance Trust Inc.	691,755	14,056
*	Encore Capital Group Inc.	383,431	14,034
	MTGE Investment Corp.	715,561	14,025
	Virtus Investment Partners Inc.	107,164	13,712
	InfraREIT Inc.	617,718	13,695
	Franklin Street Properties Corp.	1,591,602	13,624
	Houlihan Lokey Inc. Class A	255,949	13,110
	Capstead Mortgage Corp.	1,444,444	12,928
	Central Pacific Financial Corp.	439,532	12,593
	Hersha Hospitality Trust Class A	584,670	12,541
	Universal Health Realty Income Trust	194,796	12,463
	Hilltop Holdings Inc.	564,229	12,453
	FBL Financial Group Inc. Class A	155,317	12,231
*,^	MBIA Inc.	1,342,500	12,136
	Nelnet Inc. Class A	205,299	11,992
*,^	Columbia Financial Inc.	724,534	11,991
	Ashford Hospitality Trust Inc.	1,465,565	11,871
	Granite Point Mortgage Trust Inc.	643,561	11,809
	Summit Hotel Properties Inc.	822,322	11,767
	American Assets Trust Inc.	294,705	11,284
*	iStar Inc.	1,008,939	10,886
^	Pennsylvania REIT	989,789	10,878
	Northfield Bancorp Inc.	651,394	10,826
	National Western Life Group Inc. Class A	34,893	10,721
	Urstadt Biddle Properties Inc. Class A	463,964	10,500
	Investors Real Estate Trust	1,874,554	10,366
	Saul Centers Inc.	189,721	10,165
	Oritani Financial Corp.	616,988	9,995
	Dime Community Bancshares Inc.	499,211	9,735
	OFG Bancorp	683,882	9,609
	NRG Yield Inc. Class A	544,534	9,284
	Americold Realty Trust	387,613	8,535
*	Third Point Reinsurance Ltd.	679,188	8,490
	AG Mortgage Investment Trust Inc.	440,852	8,284
*	Nationstar Mortgage Holdings Inc.	461,171	8,084
	Maiden Holdings Ltd.	1,039,914	8,059
	State Auto Financial Corp.	267,184	7,991
	Greenhill & Co. Inc.	278,579	7,912
*	World Acceptance Corp.	70,849	7,865
	Anworth Mortgage Asset Corp.	1,535,601	7,632
	KKR Real Estate Finance Trust Inc.	372,708	7,372
*	Ocwen Financial Corp.	1,779,647	7,047
*	Tejon Ranch Co.	285,985	6,949
	Industrial Logistics Properties Trust	303,925	6,793
*	Greenlight Capital Re Ltd. Class A	464,233	6,592
*	Ambac Financial Group Inc.	301,602	5,987
	Investment Technology Group Inc.	244,023	5,105
*,^	Altisource Portfolio Solutions SA	161,738	4,718
*	EZCORP Inc. Class A	362,131	4,364
*,^	Forestar Group Inc.	163,989	3,403
*	MoneyGram International Inc.	439,864	2,943
	New York REIT Inc.	130,791	2,386
	Associated Capital Group Inc. Class A	59,667	2,264
	GAMCO Investors Inc. Class A	39,329	1,052
	Urstadt Biddle Properties Inc.	32,930	602
	Interactive Brokers Group Inc.	349	22
	VICI Properties Inc.	249	5

44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Virtu Financial Inc. Class A	167	4
			9,920,334
Health Care (5.4%)
*	WellCare Health Plans Inc.	700,090	172,390
*	Sage Therapeutics Inc.	691,195	108,193
	Encompass Health Corp.	1,468,945	99,477
	Hill-Rom Holdings Inc.	1,036,735	90,548
*	Charles River Laboratories International Inc.	749,383	84,126
*	Envision Healthcare Corp.	1,895,259	83,410
*	United Therapeutics Corp.	647,336	73,246
	STERIS plc	663,669	69,692
*	Loxo Oncology Inc.	399,938	69,381
*	MEDNAX Inc.	1,403,726	60,753
*	Tenet Healthcare Corp.	1,594,942	53,542
*	Molina Healthcare Inc.	434,543	42,559
*	Halyard Health Inc.	736,210	42,148
*	Aerie Pharmaceuticals Inc.	618,408	41,773
*	Blueprint Medicines Corp.	650,495	41,293
*	Myriad Genetics Inc.	1,094,632	40,906
*	Magellan Health Inc.	384,700	36,912
*	Haemonetics Corp.	408,714	36,654
*	Prestige Brands Holdings Inc.	831,832	31,926
*	Endo International plc	3,146,483	29,671
	CONMED Corp.	395,491	28,950
*	Select Medical Holdings Corp.	1,571,100	28,516
	Patterson Cos. Inc.	1,257,095	28,498
*	LifePoint Health Inc.	575,536	28,086
*	Brookdale Senior Living Inc.	2,930,043	26,634
*	Amneal Pharmaceuticals Inc.	1,612,044	26,454
*,^	Mallinckrodt plc	1,298,406	24,228
*	LHC Group Inc.	243,554	20,846
*	AnaptysBio Inc.	256,852	18,247
	Owens & Minor Inc.	968,745	16,188
	Ensign Group Inc.	386,511	13,845
*	Kindred Healthcare Inc.	1,354,995	12,195
*	Akorn Inc.	733,265	12,165
*	Intra-Cellular Therapies Inc.	683,670	12,080
	National HealthCare Corp.	142,904	10,058
	Invacare Corp.	491,480	9,142
*,^	Lannett Co. Inc.	532,865	7,247
*,^	Synergy Pharmaceuticals Inc.	3,689,040	6,419
*	Community Health Systems Inc.	1,731,993	5,750
*	PDL BioPharma Inc.	2,235,511	5,231
*,^	Denali Therapeutics Inc.	331,658	5,058
*	American Renal Associates Holdings Inc.	205,231	3,237
*	Depomed Inc.	470,956	3,141
*	Wright Medical Group Inc. CVR	71,097	98
	Teleflex Inc.	127	34
*	Bioxcel Therapeutics Inc.	3,345	31
*	Clovis Oncology Inc.	120	5
*	NantKwest Inc.	879	3
			1,660,986
Industrials (19.3%)
	IDEX Corp.	1,200,408	163,832
	Spirit AeroSystems Holdings Inc. Class A	1,780,112	152,929
	PerkinElmer Inc.	1,731,468	126,795
	Allegion plc	1,485,189	114,894
	Carlisle Cos. Inc.	953,814	103,308
	Booz Allen Hamilton Holding Corp. Class A	2,155,622	94,265
	Donaldson Co. Inc.	2,031,207	91,648
	AptarGroup Inc.	975,780	91,118
	MDU Resources Group Inc.	3,057,987	87,703
*	Keysight Technologies Inc.	1,466,687	86,579
	Lincoln Electric Holdings Inc.	974,631	85,534

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	AECOM	2,508,852	82,867
	Sonoco Products Co.	1,556,982	81,742
	Oshkosh Corp.	1,156,246	81,307
	Trinity Industries Inc.	2,335,217	80,005
	Avnet Inc.	1,846,422	79,193
*	Quanta Services Inc.	2,341,278	78,199
*	Genesee & Wyoming Inc. Class A	941,098	76,530
	Curtiss-Wright Corp.	622,378	74,075
	ITT Inc.	1,367,660	71,488
	Graphic Packaging Holding Co.	4,853,868	70,430
	EMCOR Group Inc.	914,152	69,640
	Jabil Inc.	2,411,990	66,716
*	CoreLogic Inc.	1,277,359	66,295
	AGCO Corp.	1,057,940	64,238
	Crane Co.	794,012	63,624
*	nVent Electric plc	2,512,695	63,069
	Louisiana-Pacific Corp.	2,271,388	61,827
	MSC Industrial Direct Co. Inc. Class A	717,538	60,883
	Brink's Co.	756,759	60,352
	Bemis Co. Inc.	1,423,665	60,093
	Ryder System Inc.	831,152	59,727
*	KLX Inc.	793,671	57,065
*	Conduent Inc.	3,129,334	56,860
	Regal Beloit Corp.	688,178	56,293
	Korn/Ferry International	840,054	52,025
	MSA Safety Inc.	539,746	51,999
*	MasTec Inc.	1,007,902	51,151
	Tetra Tech Inc.	871,122	50,961
	Macquarie Infrastructure Corp.	1,199,774	50,630
	Valmont Industries Inc.	335,463	50,571
*	Generac Holdings Inc.	969,608	50,158
	Deluxe Corp.	749,168	49,602
	EnerSys	656,249	48,982
	Vishay Intertechnology Inc.	2,068,327	47,985
	Terex Corp.	1,130,531	47,697
	Timken Co.	1,093,560	47,625
*	Rexnord Corp.	1,631,042	47,398
	Barnes Group Inc.	782,522	46,091
	Kennametal Inc.	1,278,706	45,906
	Maxar Technologies Ltd.	883,044	44,611
	GATX Corp.	590,763	43,852
*	Stericycle Inc.	670,238	43,760
	UniFirst Corp.	241,670	42,751
*	Owens-Illinois Inc.	2,533,305	42,585
	Applied Industrial Technologies Inc.	605,735	42,492
*	WESCO International Inc.	737,554	42,114
	Flowserve Corp.	1,025,127	41,415
	KBR Inc.	2,203,231	39,482
	Belden Inc.	636,966	38,931
*	Colfax Corp.	1,258,348	38,568
	Moog Inc. Class A	482,752	37,635
	Acuity Brands Inc.	321,071	37,202
*	FTI Consulting Inc.	590,365	35,705
*	Kirby Corp.	419,866	35,101
	Convergys Corp.	1,433,339	35,031
	Watts Water Technologies Inc. Class A	435,895	34,174
*	Esterline Technologies Corp.	459,813	33,934
	Universal Forest Products Inc.	915,749	33,535
	Mobile Mini Inc.	698,845	32,776
	Silgan Holdings Inc.	1,209,971	32,464
*	Integer Holdings Corp.	500,761	32,374
*	Navistar International Corp.	770,748	31,385
*	Plexus Corp.	516,630	30,760
	Kaman Corp.	437,764	30,508

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	ABM Industries Inc.	1,030,592	30,073
*	Sanmina Corp.	1,018,002	29,827
	Otter Tail Corp.	620,996	29,559
*	Cotiviti Holdings Inc.	655,796	28,940
*	Atlas Air Worldwide Holdings Inc.	399,403	28,637
*	Meritor Inc.	1,372,219	28,227
*	Anixter International Inc.	444,155	28,115
	Actuant Corp. Class A	949,605	27,871
*	Harsco Corp.	1,258,791	27,819
	Brady Corp. Class A	718,203	27,687
*	SPX FLOW Inc.	631,336	27,634
	Boise Cascade Co.	608,289	27,191
	Mueller Industries Inc.	903,178	26,653
	Greenbrier Cos. Inc.	502,185	26,490
*	TTM Technologies Inc.	1,454,493	25,643
	Matson Inc.	666,696	25,588
	Werner Enterprises Inc.	677,638	25,445
	Triton International Ltd.	821,296	25,181
*	Hub Group Inc. Class A	501,230	24,961
	AAR Corp.	513,921	23,892
	McGrath RentCorp	357,793	22,638
*	SPX Corp.	640,014	22,432
	ESCO Technologies Inc.	384,484	22,185
	ManTech International Corp. Class A	411,575	22,077
	Greif Inc. Class A	417,291	22,071
*	Armstrong World Industries Inc.	344,201	21,754
	Benchmark Electronics Inc.	741,382	21,611
	World Fuel Services Corp.	1,057,998	21,594
*	Knowles Corp.	1,405,536	21,505
*	TriMas Corp.	719,652	21,158
*	Milacron Holdings Corp.	1,099,633	20,816
	Standex International Corp.	200,421	20,483
	EVERTEC Inc.	907,416	19,827
	Altra Industrial Motion Corp.	458,787	19,774
*	OSI Systems Inc.	254,251	19,661
	Astec Industries Inc.	324,620	19,412
	H&E Equipment Services Inc.	502,089	18,884
	Granite Construction Inc.	338,126	18,820
	ArcBest Corp.	400,558	18,305
*	Sykes Enterprises Inc.	635,781	18,298
	Aircastle Ltd.	857,433	17,577
	Primoris Services Corp.	643,821	17,531
*	TrueBlue Inc.	645,878	17,406
*	Cardtronics plc Class A	717,191	17,342
	Materion Corp.	315,299	17,073
	Wabash National Corp.	861,163	16,069
*	Navigant Consulting Inc.	705,898	15,629
*	JELD-WEN Holding Inc.	542,757	15,517
*	Atkore International Group Inc.	727,806	15,117
	MTS Systems Corp.	279,526	14,717
	Encore Wire Corp.	309,402	14,681
	Sturm Ruger & Co. Inc.	258,892	14,498
	Triumph Group Inc.	738,046	14,466
*	Huron Consulting Group Inc.	351,098	14,360
	Manitowoc Co. Inc.	555,022	14,353
*	GMS Inc.	512,731	13,890
	Schnitzer Steel Industries Inc.	399,376	13,459
	Comfort Systems USA Inc.	289,783	13,272
	Kforce Inc.	366,948	12,586
*	Aegion Corp. Class A	481,095	12,388
	AVX Corp.	790,095	12,381
	CIRCOR International Inc.	312,857	11,563
*	Tutor Perini Corp.	626,462	11,558
*	Gates Industrial Corp. plc	677,025	11,015

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Griffon Corp.	607,760	10,818
	Kelly Services Inc. Class A	468,784	10,524
	Quad/Graphics Inc.	500,765	10,431
*,^	Team Inc.	445,585	10,293
*	American Outdoor Brands Corp.	803,201	9,663
*	Wesco Aircraft Holdings Inc.	854,024	9,608
*,^	Pluralsight Inc. Class A	392,928	9,607
*	Donnelley Financial Solutions Inc.	532,559	9,251
*	TimkenSteel Corp.	557,268	9,111
	Hyster-Yale Materials Handling Inc.	138,564	8,903
*,^	MACOM Technology Solutions Holdings Inc.	354,770	8,174
	LSC Communications Inc.	519,700	8,138
	Resources Connection Inc.	468,536	7,918
	TTEC Holdings Inc.	216,674	7,486
	RR Donnelley & Sons Co.	1,044,742	6,018
	American Railcar Industries Inc.	120,401	4,753
*	International Seaways Inc.	171,117	3,960
	Park Electrochemical Corp.	149,048	3,456
	Greif Inc. Class B	55,754	3,211
*,^	Forterra Inc.	153,457	1,493
*	Armstrong Flooring Inc.	80,508	1,130
	GrafTech International Ltd.	1,121	20
	Packaging Corp. of America	166	19
*	GreenSky Inc. Class A	100	2
*	PHH Corp.	79	1
*	Evo Payments Inc. Class A	36	1
			5,974,224
Oil & Gas (4.8%)
	Murphy Oil Corp.	2,572,710	86,880
	Targa Resources Corp.	1,631,003	80,718
*	Whiting Petroleum Corp.	1,422,477	74,993
*,^	Chesapeake Energy Corp.	13,554,657	71,026
	PBF Energy Inc. Class A	1,651,459	69,246
	Range Resources Corp.	3,900,952	65,263
*	First Solar Inc.	1,147,627	60,434
	Delek US Holdings Inc.	1,183,700	59,386
	McDermott International Inc.	2,673,223	52,529
^	Ensco plc Class A	6,843,889	49,687
*,^	Transocean Ltd.	3,436,197	46,182
*	QEP Resources Inc.	3,722,944	45,643
	SM Energy Co.	1,748,713	44,924
	CNX Resources Corp.	2,219,203	39,457
	Oceaneering International Inc.	1,543,244	39,291
	Nabors Industries Ltd.	5,250,412	33,655
*	Denbury Resources Inc.	6,884,927	33,117
*	Oasis Petroleum Inc.	2,480,325	32,170
*	Rowan Cos. plc Class A	1,982,759	32,160
	SemGroup Corp. Class A	1,235,224	31,375
*	Dril-Quip Inc.	596,147	30,642
*	MRC Global Inc.	1,332,092	28,866
*	Oil States International Inc.	842,779	27,053
	Helmerich & Payne Inc.	403,775	25,745
*,^	Weatherford International plc	7,788,830	25,625
*	Apergy Corp.	603,361	25,190
*	Noble Corp. plc	3,864,295	24,461
*	Southwestern Energy Co.	4,584,106	24,296
	Archrock Inc.	2,006,374	24,077
*	Superior Energy Services Inc.	2,410,248	23,476
*	C&J Energy Services Inc.	961,416	22,689
*	NOW Inc.	1,690,442	22,534
*	Unit Corp.	802,282	20,506
*,^	Diamond Offshore Drilling Inc.	965,336	20,137
*	Helix Energy Solutions Group Inc.	2,195,920	18,292
^	CVR Energy Inc.	271,350	10,037

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	ProPetro Holding Corp.	586,490	9,196
*,^	SunPower Corp. Class A	986,110	7,563
*	Exterran Corp.	267,797	6,706
*,^	Tellurian Inc.	751,520	6,253
	Green Plains Inc.	307,534	5,628
*	Alta Mesa Resources Inc.	644,155	4,387
*	TETRA Technologies Inc.	930,451	4,141
*	Ultra Petroleum Corp.	1,524,140	3,521
*,^	EP Energy Corp. Class A	590,893	1,773
	HollyFrontier Corp.	457	31
*	WPX Energy Inc.	1,052	19
*	Forum Energy Technologies Inc.	623	8
*	FTS International Inc.	69	1
			1,470,989
Other (0.0%)[2]
*,3	Herbalife Ltd. CVR	147,396	1,430
*,3	Clinical Data CVR	62,138	—
			1,430
Technology (6.8%)
*	ON Semiconductor Corp.	6,691,337	148,782
	Leidos Holdings Inc.	2,375,248	140,140
	Teradyne Inc.	2,994,355	113,995
	CDW Corp.	1,187,129	95,908
*	CommScope Holding Co. Inc.	3,004,440	87,745
	Cypress Semiconductor Corp.	5,327,008	82,995
*	Teradata Corp.	1,897,651	76,191
*	ARRIS International plc	2,768,583	67,678
*	Okta Inc.	1,296,500	65,305
*	CACI International Inc. Class A	386,379	65,124
*	Nuance Communications Inc.	4,622,659	64,186
*	NCR Corp.	1,856,901	55,670
	Science Applications International Corp.	661,534	53,538
*	Tech Data Corp.	599,568	49,237
*	Semtech Corp.	1,033,659	48,634
	SYNNEX Corp.	470,854	45,442
^	Perspecta Inc.	2,204,174	45,296
*	Verint Systems Inc.	1,001,953	44,437
	Cabot Microelectronics Corp.	401,926	43,231
*	VeriFone Systems Inc.	1,734,037	39,571
*	Viavi Solutions Inc.	3,543,100	36,281
*	Avaya Holdings Corp.	1,714,961	34,436
*,^	Finisar Corp.	1,797,282	32,351
*	Premier Inc. Class A	821,518	29,887
*	NETGEAR Inc.	468,287	29,268
*	Synaptics Inc.	540,828	27,241
*	Insight Enterprises Inc.	553,705	27,093
	Progress Software Corp.	676,832	26,275
*	Blucora Inc.	697,155	25,795
	Pitney Bowes Inc.	2,944,100	25,231
*	EchoStar Corp. Class A	567,219	25,184
	TiVo Corp.	1,825,120	24,548
*	Cloudera Inc.	1,735,132	23,667
*	Electronics For Imaging Inc.	698,901	22,756
	CSG Systems International Inc.	525,702	21,485
	Plantronics Inc.	259,559	19,791
*	Web.com Group Inc.	735,487	19,012
*	NetScout Systems Inc.	594,960	17,670
*	Pivotal Software Inc. Class A	689,871	16,743
*	Syntel Inc.	518,388	16,635
*	Quality Systems Inc.	845,982	16,497
*	ScanSource Inc.	399,610	16,104
*	Yext Inc.	825,694	15,969
*	MongoDB Inc.	297,893	14,784
^	Diebold Nixdorf Inc.	1,187,298	14,188

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Amkor Technology Inc.	1,498,608	12,873
	ADTRAN Inc.	747,957	11,107
*,^	Unisys Corp.	789,607	10,186
*	SailPoint Technologies Holding Inc.	374,308	9,185
*	FormFactor Inc.	571,545	7,602
*,^	Appian Corp. Class A	207,265	7,495
	Computer Programs & Systems Inc.	209,522	6,893
*,^	Presidio Inc.	505,512	6,622
	Xperi Corp.	382,775	6,163
*,^	Zuora Inc. Class A	197,324	5,367
	Systemax Inc.	116,185	3,989
*	Casa Systems Inc.	193,962	3,167
*	Ribbon Communications Inc.	405,983	2,891
*	Avalara Inc.	50,812	2,712
*	Carbon Black Inc.	102,651	2,669
*	Cree Inc.	255	11
*	DocuSign Inc.	59	3
*	Ceridian HCM Holding Inc.	51	2
*	Zscaler Inc.	38	1
*	salesforce.com Inc.	2	—
*	Smartsheet Inc. Class A	9	—
			2,110,934
Telecommunications (0.5%)
*	Vonage Holdings Corp.	3,346,605	43,138
	Telephone & Data Systems Inc.	1,467,536	40,240
*,^	Iridium Communications Inc.	1,465,991	23,603
	Consolidated Communications Holdings Inc.	1,059,301	13,093
*	Intelsat SA	529,719	8,825
*	United States Cellular Corp.	205,078	7,596
^	Frontier Communications Corp.	1,190,181	6,379
			142,874
Utilities (6.2%)
	Atmos Energy Corp.	1,752,112	157,935
	NRG Energy Inc.	4,680,917	143,704
	UGI Corp.	2,721,998	141,735
*	Evergy Inc.	2,123,937	119,259
	Aqua America Inc.	2,786,164	98,017
	Vectren Corp.	1,299,821	92,872
*	Vistra Energy Corp.	3,273,519	77,452
	IDACORP Inc.	789,308	72,806
	WGL Holdings Inc.	807,752	71,688
	National Fuel Gas Co.	1,203,797	63,753
	ONE Gas Inc.	832,298	62,206
	ALLETE Inc.	803,125	62,170
	New Jersey Resources Corp.	1,386,149	62,030
	Portland General Electric Co.	1,398,384	59,795
	Hawaiian Electric Industries Inc.	1,707,473	58,566
	Southwest Gas Holdings Inc.	722,270	55,088
	Avista Corp.	1,028,627	54,168
	Spire Inc.	754,485	53,304
	Black Hills Corp.	840,388	51,440
	PNM Resources Inc.	1,248,261	48,557
	South Jersey Industries Inc.	1,349,634	45,172
	NorthWestern Corp.	774,956	44,366
	SCANA Corp.	1,061,489	40,889
	El Paso Electric Co.	636,235	37,602
	MGE Energy Inc.	543,126	34,244
	American States Water Co.	574,981	32,866
	California Water Service Group	754,848	29,401
	Northwest Natural Gas Co.	458,453	29,249

			1,900,334
Total Common Stocks (Cost $24,719,821)			30,780,228

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2018

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
4,5	Vanguard Market Liquidity Fund	2.122%		2,839,414	283,970

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	2.034%—2.078%	11/15/18	1,700	1,687
6	United States Treasury Bill	2.059%	11/29/18	6,000	5,950
	United States Treasury Bill	2.093%	12/20/18	1,000	990
					8,627
Total Temporary Cash Investments (Cost $292,567)					292,597
Total Investments (100.6%) (Cost $25,012,388)					31,072,825
Other Assets and Liabilities—Net (-0.6%)[5,7]					(186,840)
Net Assets (100%)					30,885,985

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $175,348,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
0.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $188,194,000 of collateral received for securities on loan.
6 Securities with a value of $3,175,000 have been segregated as initial margin for open futures contracts.
7 Cash with a value of $1,570,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

51

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA482 082018

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)

Common Stocks (99.0%)[1]
Consumer Discretionary (14.4%)
^,*	Tesla Inc.	1,764,641	605,184
	Las Vegas Sands Corp.	4,756,452	363,203
*	Liberty Global plc	8,398,422	223,482
	Autoliv Inc.	1,134,165	162,435
	Lear Corp.	862,851	160,326
*	Lululemon Athletica Inc.	1,248,755	155,907
	Domino's Pizza Inc.	551,935	155,739
	Vail Resorts Inc.	529,286	145,125
*	Liberty Broadband Corp.	1,877,503	142,165
*	Burlington Stores Inc.	888,460	133,740
*	NVR Inc.	43,838	130,214
^	Sirius XM Holdings Inc.	18,651,533	126,271
*	Qurate Retail Group Inc. QVC Group Class A	5,848,542	124,106
	Aramark	3,243,360	120,329
*	ServiceMaster Global Holdings Inc.	1,787,145	106,282
*	Liberty Media Corp-Liberty SiriusXM Class C	2,234,528	101,358
*	Liberty Media Corp-Liberty Formula One	2,684,328	99,669
	Polaris Industries Inc.	770,063	94,086
*	Live Nation Entertainment Inc.	1,776,073	86,264
	Service Corp. International	2,382,723	85,278
	Gentex Corp.	3,576,673	82,335
	Pool Corp.	529,662	80,244
	Park Hotels & Resorts Inc.	2,602,331	79,709
*	Bright Horizons Family Solutions Inc.	768,836	78,821
	Wyndham Hotels & Resorts Inc.	1,301,595	76,573
	Dunkin' Brands Group Inc.	1,082,196	74,747
	Brunswick Corp.	1,131,750	72,975
	Six Flags Entertainment Corp.	1,018,657	71,357
*	Five Below Inc.	729,865	71,315
*	Grand Canyon Education Inc.	636,986	71,094
*	Madison Square Garden Co. Class A	217,468	67,456
*	Wayfair Inc.	565,342	67,140
	Toll Brothers Inc.	1,809,825	66,945
	Carter's Inc.	610,582	66,181
*	Liberty Global plc Class A	2,337,958	64,387
	Thor Industries Inc.	641,970	62,521
	Williams-Sonoma Inc.	995,725	61,118
	Adient plc	1,217,547	59,891
*	GCI Liberty Inc. Class A	1,303,343	58,755
	Wyndham Destinations Inc.	1,285,504	56,909
	Texas Roadhouse Inc. Class A	867,393	56,823
	Extended Stay America Inc.	2,516,960	54,392
*	Skechers U.S.A. Inc. Class A	1,767,486	53,042
	Delphi Technologies plc	1,158,144	52,649
	American Eagle Outfitters Inc.	2,207,009	51,313
*	Planet Fitness Inc. Class A	1,140,137	50,098
*	Visteon Corp.	384,485	49,691
^	Cracker Barrel Old Country Store Inc.	317,315	49,568
	Cinemark Holdings Inc.	1,397,283	49,017
*	Liberty Media Corp-Liberty SiriusXM Class A	1,086,903	48,965
*	Weight Watchers International Inc.	481,012	48,630
*	Urban Outfitters Inc.	1,057,000	47,089
*	Ollie's Bargain Outlet Holdings Inc.	649,400	47,081
	Hyatt Hotels Corp. Class A	605,858	46,742
	Cable One Inc.	62,252	45,649
	ILG Inc.	1,374,382	45,396
*	Deckers Outdoor Corp.	401,060	45,276
	Churchill Downs Inc.	149,349	44,282
	Nexstar Media Group Inc. Class A	602,787	44,245
*	Hilton Grand Vacations Inc.	1,270,590	44,089
	New York Times Co. Class A	1,674,474	43,369

1

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Signet Jewelers Ltd.	771,550	43,014
	Wolverine World Wide Inc.	1,231,516	42,820
	Wendy's Co.	2,365,621	40,641
*	Shutterfly Inc.	431,699	38,866
	Dana Inc.	1,916,001	38,684
	World Wrestling Entertainment Inc. Class A	528,737	38,503
*	Adtalem Global Education Inc.	790,453	38,021
*	AutoNation Inc.	774,067	37,604
*	AMC Networks Inc. Class A	604,424	37,595
	John Wiley & Sons Inc. Class A	600,623	37,479
	Boyd Gaming Corp.	1,073,489	37,207
	Steven Madden Ltd.	698,288	37,079
*	Penn National Gaming Inc.	1,102,607	37,037
*	TopBuild Corp.	469,836	36,807
	Bed Bath & Beyond Inc.	1,827,238	36,408
	Dick's Sporting Goods Inc.	1,030,625	36,330
	Tribune Media Co. Class A	948,800	36,311
	Choice Hotels International Inc.	479,279	36,233
	Columbia Sportswear Co.	390,000	35,673
	Aaron's Inc.	813,891	35,364
*	Liberty Broadband Corp. Class A	465,149	35,184
^,*	RH	251,242	35,099
	Lions Gate Entertainment Corp. Class B	1,483,526	34,804
	Marriott Vacations Worldwide Corp.	308,073	34,800
*	Scientific Games Corp.	698,497	34,331
*	Helen of Troy Ltd.	348,095	34,270
	Graham Holdings Co. Class B	58,312	34,177
*	TRI Pointe Group Inc.	1,994,604	32,632
	Sinclair Broadcast Group Inc. Class A	1,005,842	32,338
	Jack in the Box Inc.	373,284	31,774
*	Liberty Expedia Holdings Inc. Class A	719,230	31,603
*	Liberty Latin America Ltd.	1,610,324	31,208
*	Eldorado Resorts Inc.	794,992	31,084
	Cheesecake Factory Inc.	562,016	30,945
	TEGNA Inc.	2,841,251	30,828
	Red Rock Resorts Inc. Class A	911,568	30,538
*	Murphy USA Inc.	410,630	30,506
*	Chegg Inc.	1,088,592	30,252
	Tenneco Inc.	683,828	30,061
	Lithia Motors Inc. Class A	317,468	30,023
*	Taylor Morrison Home Corp. Class A	1,442,931	29,984
	LCI Industries	331,029	29,842
	KB Home	1,091,575	29,734
^,*	Tempur Sealy International Inc.	609,136	29,269
*	Floor & Decor Holdings Inc. Class A	585,557	28,886
*	Cooper-Standard Holdings Inc.	213,257	27,866
*	Michaels Cos. Inc.	1,448,141	27,761
^,*	iRobot Corp.	364,260	27,600
	Tupperware Brands Corp.	668,539	27,571
	Brinker International Inc.	578,664	27,544
*	Dorman Products Inc.	396,307	27,072
	Meredith Corp.	522,241	26,634
*	Sotheby's	489,811	26,616
	Children's Place Inc.	216,699	26,177
^	Altice USA Inc. Class A	1,513,107	25,814
	Monro Inc.	433,269	25,173
*	Sally Beauty Holdings Inc.	1,565,297	25,092
^,*	Roku Inc.	580,602	24,745
	DSW Inc. Class A	951,438	24,566
*	G-III Apparel Group Ltd.	552,152	24,516
	Bloomin' Brands Inc.	1,206,785	24,256
*	Pinnacle Entertainment Inc.	717,630	24,206
*	Dave & Buster's Entertainment Inc.	508,489	24,204
^	Dillard's Inc. Class A	255,949	24,187

2

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Callaway Golf Co.	1,253,157	23,772
*	Cavco Industries Inc.	112,266	23,312
*	Fox Factory Holding Corp.	497,878	23,176
	Big Lots Inc.	546,410	22,829
*	Groupon Inc. Class A	5,246,102	22,558
	Penske Automotive Group Inc.	473,998	22,207
	Abercrombie & Fitch Co.	900,044	22,033
*	Meritage Homes Corp.	500,197	21,984
	Lions Gate Entertainment Corp. Class A	852,194	21,151
*	American Axle & Manufacturing Holdings Inc.	1,303,690	20,285
	Wingstop Inc.	386,496	20,144
*	MSG Networks Inc.	822,467	19,698
	Caleres Inc.	572,084	19,674
	GameStop Corp. Class A	1,329,635	19,373
*	Gentherm Inc.	492,113	19,340
	La-Z-Boy Inc.	628,872	19,243
*	Caesars Entertainment Corp.	1,796,966	19,228
*	SeaWorld Entertainment Inc.	870,446	18,993
	Oxford Industries Inc.	224,180	18,602
	MDC Holdings Inc.	584,220	17,976
	Dine Brands Global Inc.	239,696	17,929
	Cooper Tire & Rubber Co.	673,621	17,716
	Office Depot Inc.	6,771,334	17,267
*	Asbury Automotive Group Inc.	245,106	16,802
	Tailored Brands Inc.	650,482	16,600
	Guess? Inc.	775,088	16,587
*	Shake Shack Inc. Class A	250,011	16,546
*	Gray Television Inc.	1,044,704	16,506
^,*	Carvana Co. Class A	396,128	16,479
	Scholastic Corp.	371,221	16,449
	Group 1 Automotive Inc.	259,017	16,318
	Sonic Corp.	473,281	16,290
*	Crocs Inc.	916,559	16,141
*	National Vision Holdings Inc.	437,510	16,000
	Gannett Co. Inc.	1,492,727	15,972
	Strayer Education Inc.	140,162	15,840
*	Installed Building Products Inc.	278,625	15,756
^,*	Fossil Group Inc.	575,104	15,453
*	Liberty TripAdvisor Holdings Inc. Class A	959,642	15,450
	Winnebago Industries Inc.	378,895	15,383
	Capella Education Co.	155,680	15,366
	Nutrisystem Inc.	390,229	15,024
	Papa John's International Inc.	296,169	15,022
	International Speedway Corp. Class A	328,804	14,698
*	Sleep Number Corp.	505,379	14,666
	New Media Investment Group Inc.	792,770	14,650
*	Career Education Corp.	887,461	14,350
	BJ's Restaurants Inc.	236,398	14,184
*	Denny's Corp.	881,795	14,047
	Chico's FAS Inc.	1,707,682	13,901
	Core-Mark Holding Co. Inc.	608,349	13,810
^,*	LGI Homes Inc.	235,773	13,611
	Entercom Communications Corp. Class A	1,801,346	13,600
	Standard Motor Products Inc.	276,530	13,367
	Acushnet Holdings Corp.	544,352	13,315
*	At Home Group Inc.	338,612	13,257
	Sturm Ruger & Co. Inc.	230,076	12,884
*	Belmond Ltd. Class A	1,144,950	12,766
*	Stoneridge Inc.	358,604	12,601
*	Liberty Media Corp-Liberty Braves Class C	483,706	12,509
*	Modine Manufacturing Co.	674,943	12,318
	PetMed Express Inc.	272,198	11,990
^,*	Conn's Inc.	359,917	11,877
*	Vista Outdoor Inc.	761,523	11,796

3

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Malibu Boats Inc. Class A	273,215	11,459
	AMC Entertainment Holdings Inc. Class A	703,318	11,183
	Ruth's Hospitality Group Inc.	390,256	10,947
*	Liberty Latin America Ltd. Class A	561,080	10,728
*	Genesco Inc.	264,349	10,495
*	Liberty Media Corp-Liberty Formula One Class A	294,497	10,399
*	Houghton Mifflin Harcourt Co.	1,357,683	10,386
*	Fiesta Restaurant Group Inc.	360,372	10,343
*	Rent-A-Center Inc.	699,228	10,293
	Buckle Inc.	379,765	10,216
	Movado Group Inc.	211,065	10,194
^	Camping World Holdings Inc. Class A	406,023	10,142
^,*	JC Penney Co. Inc.	4,205,141	9,840
*	Century Communities Inc.	310,794	9,806
	EW Scripps Co. Class A	731,302	9,792
*	American Public Education Inc.	231,827	9,760
*	M/I Homes Inc.	368,246	9,751
*	Express Inc.	1,034,118	9,462
^,*	GoPro Inc. Class A	1,455,143	9,371
*	Lumber Liquidators Holdings Inc.	377,872	9,201
	Tower International Inc.	284,365	9,043
*	Ascena Retail Group Inc.	2,262,656	9,017
^,*	Overstock.com Inc.	262,691	8,840
*	William Lyon Homes Class A	371,845	8,627
*	American Outdoor Brands Corp.	715,491	8,607
*	K12 Inc.	521,539	8,538
	Marcus Corp.	260,991	8,482
	Ethan Allen Interiors Inc.	342,260	8,385
*	Playa Hotels & Resorts NV	752,805	8,130
	BBX Capital Corp. Class A	899,129	8,119
*	Red Robin Gourmet Burgers Inc.	173,036	8,063
	Cato Corp. Class A	318,018	7,830
*	Unifi Inc.	241,818	7,666
	Hooker Furniture Corp.	161,452	7,572
*	Boot Barn Holdings Inc.	356,166	7,390
*	Chuy's Holdings Inc.	230,591	7,079
*	Del Taco Restaurants Inc.	491,918	6,975
*	Carrols Restaurant Group Inc.	467,029	6,935
*	Regis Corp.	418,585	6,923
*	Monarch Casino & Resort Inc.	155,285	6,840
	Emerald Expositions Events Inc.	329,409	6,786
	National CineMedia Inc.	801,880	6,736
*	Laureate Education Inc. Class A	468,344	6,711
*	Loral Space & Communications Inc.	177,936	6,690
*	Beazer Homes USA Inc.	449,308	6,627
	Sonic Automotive Inc. Class A	319,699	6,586
^,*	Lands' End Inc.	232,731	6,493
	Johnson Outdoors Inc. Class A	76,619	6,477
*	MCBC Holdings Inc.	220,384	6,380
*	ZAGG Inc.	368,194	6,370
*	Nautilus Inc.	405,353	6,364
*	Universal Electronics Inc.	192,003	6,346
*	America's Car-Mart Inc.	99,554	6,162
*	Drive Shack Inc.	792,275	6,116
*	Zumiez Inc.	243,107	6,090
*	Hibbett Sports Inc.	254,539	5,829
	Haverty Furniture Cos. Inc.	266,313	5,752
	Superior Industries International Inc.	321,266	5,751
*	1-800-Flowers.com Inc. Class A	451,061	5,661
*	MarineMax Inc.	298,567	5,658
*	tronc Inc.	317,707	5,490
	Citi Trends Inc.	198,000	5,433
*	Golden Entertainment Inc.	199,009	5,371
*	Stitch Fix Inc. Class A	193,494	5,309

4

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	PlayAGS Inc.	192,460	5,210
*	Party City Holdco Inc.	337,947	5,154
	Carriage Services Inc. Class A	202,025	4,960
	Barnes & Noble Inc.	766,042	4,864
*	Motorcar Parts of America Inc.	255,063	4,772
*	Central European Media Enterprises Ltd. Class A	1,147,765	4,763
*	Town Sports International Holdings Inc.	327,260	4,762
*	Perry Ellis International Inc.	174,699	4,747
	Shoe Carnival Inc.	142,734	4,632
*	Lindblad Expeditions Holdings Inc.	343,633	4,553
	Entravision Communications Corp. Class A	880,618	4,403
*	Potbelly Corp.	336,306	4,355
	Winmark Corp.	27,598	4,097
	PICO Holdings Inc.	340,715	3,969
	Bassett Furniture Industries Inc.	143,331	3,949
*	Vera Bradley Inc.	277,405	3,895
	Skyline Champion Corp.	110,891	3,886
	RCI Hospitality Holdings Inc.	119,293	3,776
	Flexsteel Industries Inc.	94,500	3,771
	Nathan's Famous Inc.	39,565	3,723
*	Francesca's Holdings Corp.	489,215	3,694
*	Del Frisco's Restaurant Group Inc.	292,313	3,683
	Tile Shop Holdings Inc.	476,530	3,669
	Culp Inc.	140,526	3,450
*	El Pollo Loco Holdings Inc.	300,116	3,421
	Speedway Motorsports Inc.	195,751	3,398
*	Century Casinos Inc.	388,096	3,396
*	Bojangles' Inc.	233,344	3,360
*	Reading International Inc. Class A	208,827	3,331
*	Red Lion Hotels Corp.	275,419	3,209
^,*	GNC Holdings Inc. Class A	906,033	3,189
^,*	Duluth Holdings Inc.	133,421	3,174
*	Hovnanian Enterprises Inc. Class A	1,926,742	3,141
*	AV Homes Inc.	146,504	3,135
^,*	Daily Journal Corp.	13,381	3,080
*	Gaia Inc. Class A	149,222	3,022
^,*	Noodles & Co. Class A	242,773	2,986
	Rocky Brands Inc.	99,344	2,980
*	Barnes & Noble Education Inc.	527,046	2,973
*	Liberty Media Corp-Liberty Braves Class A	110,879	2,851
*	Biglari Holdings Inc. Class B	15,491	2,842
*	Habit Restaurants Inc. Class A	283,179	2,832
	Tilly's Inc. Class A	184,559	2,796
*	Kirkland's Inc.	231,336	2,693
*	Clarus Corp.	326,337	2,692
	Libbey Inc.	324,087	2,635
^,*	Zoe's Kitchen Inc.	268,105	2,617
*	Sportsman's Warehouse Holdings Inc.	509,641	2,609
	Weyco Group Inc.	70,611	2,570
*	WideOpenWest Inc.	265,710	2,567
^,*	Vitamin Shoppe Inc.	365,950	2,543
	Pier 1 Imports Inc.	1,049,331	2,497
*	Hemisphere Media Group Inc. Class A	186,159	2,439
*	Bridgepoint Education Inc. Class A	371,079	2,423
	Clear Channel Outdoor Holdings Inc. Class A	543,081	2,335
	Saga Communications Inc. Class A	60,105	2,314
	Marine Products Corp.	128,803	2,290
^,*	Vuzix Corp.	304,408	2,268
	Big 5 Sporting Goods Corp.	290,531	2,208
	Hamilton Beach Brands Holding Co. Class A	74,905	2,176
*	Green Brick Partners Inc.	219,014	2,146
	CSS Industries Inc.	126,546	2,139
*	Cambium Learning Group Inc.	189,255	2,110
^,*	Container Store Group Inc.	247,808	2,084

5

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^,*	Global Eagle Entertainment Inc.	824,429	2,078
^,*	Jamba Inc.	194,836	2,075
^,*	Tuesday Morning Corp.	679,825	2,073
*	New York & Co. Inc.	404,818	2,073
	Superior Group of Cos. Inc.	94,935	1,966
	Lifetime Brands Inc.	153,773	1,945
*	J Alexander's Holdings Inc.	174,027	1,940
*	VOXX International Corp. Class A	354,380	1,914
^,*	Turtle Beach Corp.	93,141	1,893
*	New Home Co. Inc.	187,863	1,873
^,*	Horizon Global Corp.	313,273	1,867
*	Lee Enterprises Inc.	647,369	1,845
^,*	Funko Inc. Class A	145,658	1,828
^,*	Blue Apron Holdings Inc. Class A	541,994	1,816
	Escalade Inc.	128,577	1,813
*	Shiloh Industries Inc.	207,670	1,807
	Collectors Universe Inc.	117,632	1,734
*	J. Jill Inc.	163,267	1,525
*	Delta Apparel Inc.	77,996	1,509
^,*	LiveXLive Media Inc.	255,400	1,474
^	Bluegreen Vacations Corp.	60,436	1,438
*	Biglari Holdings Inc.	1,513	1,437
*	Aspen Group Inc.	187,581	1,401
*	Build-A-Bear Workshop Inc.	183,681	1,396
*	Lakeland Industries Inc.	91,906	1,300
	Strattec Security Corp.	40,856	1,248
^,*	Inspired Entertainment Inc.	193,612	1,210
	Beasley Broadcast Group Inc. Class A	106,810	1,196
^,*	Fluent Inc.	487,751	1,195
*	Destination XL Group Inc.	512,322	1,153
^	Fred's Inc. Class A	499,157	1,138
*	FTD Cos. Inc.	230,431	1,069
*	Ballantyne Strong Inc.	208,983	1,014
*	Full House Resorts Inc.	302,969	1,009
	AH Belo Corp. Class A	209,330	984
	Ark Restaurants Corp.	38,576	982
^,*	Stein Mart Inc.	382,722	938
*	JAKKS Pacific Inc.	281,839	923
*	Sequential Brands Group Inc.	466,107	918
^,*	Sears Holdings Corp.	358,395	849
	Townsquare Media Inc. Class A	129,692	839
^,*	Boston Omaha Corp. Class A	39,397	830
^,*	Empire Resorts Inc.	41,451	821
^	Stage Stores Inc.	338,237	815
^,*	Famous Dave's of America Inc.	115,967	783
*	EVINE Live Inc.	616,396	758
^	Liberty Tax Inc.	92,767	749
*	Universal Technical Institute Inc.	216,907	683
*	Tandy Leather Factory Inc.	82,294	642
^,*	Workhorse Group Inc.	343,044	624
*	Destination Maternity Corp.	98,882	575
	Salem Media Group Inc. Class A	108,303	558
	Educational Development Corp.	27,923	524
*	Urban One Inc.	236,694	497
*	Ascent Capital Group Inc. Class A	176,529	496
^,*	Iconix Brand Group Inc.	830,919	485
^,*	Chicken Soup For The Soul Entertainment Inc.	48,994	469
	Crown Crafts Inc.	80,356	458
	Dover Motorsports Inc.	181,111	407
*	Christopher & Banks Corp.	414,199	389
*	Dixie Group Inc.	168,576	388
*	Good Times Restaurants Inc.	95,830	359
*	Luby's Inc.	137,009	355
	Peak Resorts Inc.	70,701	354

6

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Dover Downs Gaming & Entertainment Inc.	198,228	353
^,*	Nova Lifestyle Inc.	210,360	351
	Harte-Hanks Inc.	30,929	343
^,*	UQM Technologies Inc.	339,585	340
*	Vince Holding Corp.	20,091	331
^,*	Social Reality Inc.	70,955	324
*	Emerson Radio Corp.	206,739	302
	Unique Fabricating Inc.	29,839	261
*	US Auto Parts Network Inc.	160,785	241
	Gaming Partners International Corp.	27,699	237
*	Trans World Entertainment Corp.	247,358	215
*	Papa Murphy's Holdings Inc.	38,544	214
*	Insignia Systems Inc.	125,777	213
^,*	Kona Grill Inc.	86,359	203
*	Emmis Communications Corp. Class A	38,326	203
*	ONE Group Hospitality Inc.	80,257	195
^,*	Forward Industries Inc.	115,757	188
	AMCON Distributing Co.	2,126	187
*	Lincoln Educational Services Corp.	103,065	179
	Flanigan's Enterprises Inc.	6,352	175
*	Cinedigm Corp. Class A	112,137	174
*	Charles & Colvard Ltd.	150,610	161
*	Rave Restaurant Group Inc.	103,389	148
^,*	Naked Brand Group Ltd.	22,514	143
*	Sypris Solutions Inc.	85,553	140
^,*	Sears Hometown and Outlet Stores Inc.	65,252	137
*	RLJ Entertainment Inc.	27,854	129
*	Live Ventures Inc.	9,510	120
*	Summer Infant Inc.	85,244	118
*	McClatchy Co. Class A	11,121	111
^,*	Differential Brands Group Inc.	26,634	103
*	SPAR Group Inc.	80,427	101
*	Diversified Restaurant Holdings Inc.	72,507	91
^,*	Arcimoto Inc.	19,030	81
*	Nevada Gold & Casinos Inc.	38,694	77
*	NTN Buzztime Inc.	16,227	72
^,*	Chanticleer Holdings Inc.	19,975	62
*	YogaWorks Inc.	33,800	61
^,*	CDTi Advanced Materials Inc.	71,247	41
*	Cherokee Inc.	61,131	34
*	Genius Brands International Inc.	12,409	30
*	CafePress Inc.	21,383	25
	Lennar Corp. Class A	471	25
*	XpresSpa Group Inc.	52,102	15
*	Xcel Brands Inc.	6,463	15
^,*	Cool Holdings Inc.	3,700	13
*	Koss Corp.	4,492	11
^,*	Alliance MMA Inc.	29,830	10
	FAT Brands Inc.	1,200	9
*	CTI Industries Corp.	1,768	8
^,*	Comstock Holding Cos. Inc. Class A	2,809	7
^,*	Urban One Inc. Class A	2,500	6
	P&F Industries Inc. Class A	574	5
	Canterbury Park Holding Corp.	209	3
	Bowl America Inc. Class A	100	1
*	DGSE Cos. Inc.	1,900	1
*	Level Brands Inc.	200	1
	Lennar Corp. Class B	6	—
*,2	Here Media Inc.	12,670	—
			9,644,434
Consumer Staples (3.2%)
	Dr Pepper Snapple Group Inc.	2,008,467	245,033
	Lamb Weston Holdings Inc.	1,923,471	131,777
	Bunge Ltd.	1,845,396	128,643

7

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Ingredion Inc.	937,684	103,802
	Pinnacle Foods Inc.	1,544,347	100,475
^,*	Herbalife Nutrition Ltd.	1,505,653	80,884
*	Post Holdings Inc.	878,417	75,561
*	US Foods Holding Corp.	1,787,454	67,602
	Nu Skin Enterprises Inc. Class A	731,022	57,159
	Casey's General Stores Inc.	493,871	51,896
	Flowers Foods Inc.	2,458,192	51,204
	Energizer Holdings Inc.	786,181	49,498
*	Darling Ingredients Inc.	2,188,411	43,506
*	Performance Food Group Co.	1,111,798	40,803
*	Hain Celestial Group Inc.	1,355,480	40,393
*	TreeHouse Foods Inc.	742,051	38,965
*	Sprouts Farmers Market Inc.	1,625,967	35,885
*	Edgewell Personal Care Co.	705,537	35,601
	Lancaster Colony Corp.	256,757	35,540
*	Boston Beer Co. Inc. Class A	115,573	34,637
	J&J Snack Foods Corp.	199,012	30,343
*	United Natural Foods Inc.	665,268	28,380
	Sanderson Farms Inc.	262,713	27,624
	PriceSmart Inc.	305,091	27,611
	WD-40 Co.	187,141	27,369
	Vector Group Ltd.	1,423,407	27,159
	B&G Foods Inc.	879,643	26,301
*	HRG Group Inc.	2,001,237	26,196
^,*	Rite Aid Corp.	14,133,454	24,451
^	Spectrum Brands Holdings Inc.	294,913	24,071
	Medifast Inc.	139,114	22,281
	Universal Corp.	328,620	21,705
*	Central Garden & Pet Co. Class A	522,694	21,153
^	Calavo Growers Inc.	208,570	20,054
	Fresh Del Monte Produce Inc.	445,843	19,862
*	Cal-Maine Foods Inc.	394,058	18,068
*	USANA Health Sciences Inc.	149,595	17,248
*	National Beverage Corp.	154,630	16,530
	MGP Ingredients Inc.	167,754	14,898
	Seaboard Corp.	3,742	14,829
*	Hostess Brands Inc. Class A	1,048,890	14,265
*	Pilgrim's Pride Corp.	690,327	13,896
	Dean Foods Co.	1,202,597	12,639
	SpartanNash Co.	482,671	12,318
	Inter Parfums Inc.	229,438	12,275
	Weis Markets Inc.	226,858	12,101
	Andersons Inc.	351,504	12,021
	SUPERVALU Inc.	506,694	10,397
*	Simply Good Foods Co.	697,196	10,068
*	Avon Products Inc.	5,854,985	9,485
	John B Sanfilippo & Son Inc.	118,198	8,800
*	Freshpet Inc.	320,312	8,793
	Coca-Cola Bottling Co. Consolidated	62,022	8,381
*	Chefs' Warehouse Inc.	286,476	8,165
*	Primo Water Corp.	408,812	7,150
	Tootsie Roll Industries Inc.	226,613	6,991
	Ingles Markets Inc. Class A	205,362	6,531
*	Landec Corp.	368,402	5,489
^,*	elf Beauty Inc.	293,923	4,479
*	Farmer Brothers Co.	144,985	4,429
	Limoneira Co.	153,613	3,780
*	Central Garden & Pet Co.	84,416	3,670
	Turning Point Brands Inc.	109,359	3,489
^,*	22nd Century Group Inc.	1,378,992	3,392
	Village Super Market Inc. Class A	106,934	3,150
*	Craft Brew Alliance Inc.	143,682	2,967
*	Seneca Foods Corp. Class A	104,969	2,834

8

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Oil-Dri Corp. of America	65,419	2,757
^,*	Revlon Inc. Class A	141,052	2,476
	Natural Health Trends Corp.	93,845	2,348
*	Smart & Final Stores Inc.	400,029	2,220
*	Alliance One International Inc.	113,650	1,801
	Alico Inc.	54,681	1,733
*	BJ's Wholesale Club Holdings Inc.	64,001	1,514
*	Natural Grocers by Vitamin Cottage Inc.	109,036	1,389
^,*	Castle Brands Inc.	1,107,894	1,318
	Rocky Mountain Chocolate Factory Inc.	96,131	1,100
	United-Guardian Inc.	57,149	1,094
*	Nature's Sunshine Products Inc.	91,053	851
^,*	Celsius Holdings Inc.	184,033	847
*	Lifevantage Corp.	125,479	799
*	Natural Alternatives International Inc.	73,591	747
^,*	Veru Inc.	328,752	664
^,*	S&W Seed Co.	165,885	539
^,*	New Age Beverages Corp.	260,841	488
^,*	Orchids Paper Products Co.	117,125	466
*	Lifeway Foods Inc.	87,868	442
*	Reed's Inc.	137,667	392
*	RiceBran Technologies	114,375	247
*	Coffee Holding Co. Inc.	34,760	188
	Mannatech Inc.	7,384	151
^,*	Ifresh Inc.	23,899	125
	Ocean Bio-Chem Inc.	19,130	69
^,*	Arcadia Biosciences Inc.	7,454	62
*	Youngevity International Inc.	10,598	44
*	Bridgford Foods Corp.	2,984	41
^,*	MYOS RENS Technology Inc.	21,975	33
*	CCA Industries Inc.	9,900	29
*	Reliv International Inc.	4,459	22
^,*	Eastside Distilling Inc.	2,053	18
*	Cyanotech Corp.	2,701	11
*	Truett-Hurst Inc.	4,464	7
*	Willamette Valley Vineyards Inc.	533	5
			2,143,989
Energy (4.8%)
*	Cheniere Energy Inc.	2,704,971	176,337
	Diamondback Energy Inc.	1,284,604	169,015
	Targa Resources Corp.	2,882,057	142,633
*	Parsley Energy Inc. Class A	3,353,693	101,550
*	WPX Energy Inc.	5,250,721	94,671
*	Energen Corp.	1,270,644	92,528
^,*	Transocean Ltd.	5,724,069	76,932
*	Continental Resources Inc.	1,132,225	73,323
*	RSP Permian Inc.	1,649,908	72,629
	Core Laboratories NV	574,170	72,466
	Murphy Oil Corp.	2,131,739	71,989
*	Whiting Petroleum Corp.	1,190,984	62,789
^,*	Chesapeake Energy Corp.	11,924,229	62,483
	PBF Energy Inc. Class A	1,464,313	61,399
	Peabody Energy Corp.	1,326,969	60,351
*	Antero Resources Corp.	2,815,620	60,114
	Patterson-UTI Energy Inc.	2,934,520	52,821
*	PDC Energy Inc.	870,006	52,592
	Range Resources Corp.	2,973,579	49,748
	Delek US Holdings Inc.	983,923	49,363
	McDermott International Inc.	2,339,360	45,968
*	Oasis Petroleum Inc.	3,513,752	45,573
	CNX Resources Corp.	2,555,981	45,445
^,*	Weatherford International plc	12,980,425	42,706
*	Apergy Corp.	1,011,172	42,216
^	Ensco plc Class A	5,695,559	41,350

9

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Centennial Resource Development Inc. Class A	2,283,017	41,231
*	Matador Resources Co.	1,367,355	41,089
*	QEP Resources Inc.	3,080,848	37,771
*	Southwestern Energy Co.	6,753,671	35,794
	SM Energy Co.	1,357,861	34,883
*	SRC Energy Inc.	3,157,831	34,799
	Oceaneering International Inc.	1,289,565	32,832
*	Callon Petroleum Co.	2,962,570	31,818
	Nabors Industries Ltd.	4,585,107	29,391
*	Carrizo Oil & Gas Inc.	1,017,867	28,348
	US Silica Holdings Inc.	1,019,969	26,203
*	California Resources Corp.	568,583	25,836
*	Dril-Quip Inc.	500,964	25,750
*	Gulfport Energy Corp.	2,037,305	25,609
*	Denbury Resources Inc.	5,299,806	25,492
*	Oil States International Inc.	788,357	25,306
*	Kosmos Energy Ltd.	3,046,606	25,195
^,*	Extraction Oil & Gas Inc.	1,639,035	24,077
*	Rowan Cos. plc Class A	1,482,512	24,046
	SemGroup Corp. Class A	871,792	22,144
	Arch Coal Inc. Class A	274,481	21,528
*	Noble Corp. plc	3,227,399	20,429
	Archrock Inc.	1,690,422	20,285
*	C&J Energy Services Inc.	844,167	19,922
*	Superior Energy Services Inc.	2,008,509	19,563
	World Fuel Services Corp.	892,707	18,220
*	Unit Corp.	703,115	17,972
^,*	Diamond Offshore Drilling Inc.	846,472	17,657
*	Laredo Petroleum Inc.	1,690,682	16,264
*	Helix Energy Solutions Group Inc.	1,855,176	15,454
*	Penn Virginia Corp.	177,404	15,060
*	ProPetro Holding Corp.	933,916	14,644
*	Newpark Resources Inc.	1,202,072	13,043
*	SEACOR Holdings Inc.	224,249	12,843
*	CONSOL Energy Inc.	330,887	12,690
*	Cactus Inc.	352,713	11,918
*	Forum Energy Technologies Inc.	956,104	11,808
	RPC Inc.	791,071	11,526
*	Exterran Corp.	428,424	10,728
*	Bonanza Creek Energy Inc.	272,352	10,314
*	Keane Group Inc.	703,241	9,613
	Green Plains Inc.	512,977	9,388
*	Alta Mesa Resources Inc.	1,374,187	9,358
*	Ring Energy Inc.	726,724	9,171
*	Halcon Resources Corp.	2,082,995	9,144
*	International Seaways Inc.	391,031	9,048
*	Select Energy Services Inc. Class A	610,540	8,871
*	Talos Energy Inc.	271,956	8,738
*	W&T Offshore Inc.	1,218,034	8,709
^,*	Tidewater Inc.	298,879	8,647
^,*	Tellurian Inc.	1,029,960	8,569
*	SandRidge Energy Inc.	478,156	8,483
^,*	Resolute Energy Corp.	262,882	8,202
*	HighPoint Resources Corp.	1,325,029	8,056
*	Renewable Energy Group Inc.	450,717	8,045
*	Northern Oil and Gas Inc.	2,452,899	7,727
*	Covia Holdings Corp.	411,381	7,635
^	CVR Energy Inc.	205,465	7,600
*	TETRA Technologies Inc.	1,685,283	7,500
*	WildHorse Resource Development Corp.	282,737	7,170
*	Matrix Service Co.	365,772	6,712
	Frank's International NV	836,530	6,525
*	Clean Energy Fuels Corp.	1,737,228	6,410
*	REX American Resources Corp.	77,515	6,276

10

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Bristow Group Inc.	442,102	6,238
*	Abraxas Petroleum Corp.	2,110,444	6,099
*	Par Pacific Holdings Inc.	344,991	5,996
*	Ultra Petroleum Corp.	2,591,685	5,987
^,*	Jagged Peak Energy Inc.	432,648	5,633
*	Pioneer Energy Services Corp.	943,900	5,522
^,*	Mammoth Energy Services Inc.	156,836	5,326
*	SEACOR Marine Holdings Inc.	221,743	5,120
*	Midstates Petroleum Co. Inc.	352,889	4,803
^,*	Sanchez Energy Corp.	974,168	4,403
	Panhandle Oil and Gas Inc. Class A	222,621	4,252
*	Energy XXI Gulf Coast Inc.	460,015	4,067
	Evolution Petroleum Corp.	400,141	3,941
*	Natural Gas Services Group Inc.	162,844	3,843
^,*	Solaris Oilfield Infrastructure Inc. Class A	262,032	3,744
*	FTS International Inc.	260,439	3,709
*	Cloud Peak Energy Inc.	1,034,834	3,612
*	Basic Energy Services Inc.	308,756	3,430
*	Era Group Inc.	255,284	3,306
*	ION Geophysical Corp.	135,646	3,296
*	Nine Energy Service Inc.	99,453	3,294
*	Dorian LPG Ltd.	427,313	3,265
^,*	Uranium Energy Corp.	1,876,691	3,022
*	Geospace Technologies Corp.	211,827	2,978
*	Earthstone Energy Inc. Class A	328,913	2,911
^,*	CARBO Ceramics Inc.	313,856	2,878
^,*	Zion Oil & Gas Inc.	698,583	2,833
*	Lonestar Resources US Inc. Class A	327,678	2,766
^,*	Amyris Inc.	405,659	2,592
*	Lilis Energy Inc.	474,118	2,465
*	Eclipse Resources Corp.	1,424,725	2,280
*	SilverBow Resources Inc.	77,094	2,227
*	Overseas Shipholding Group Inc. Class A	544,449	2,112
*	Liberty Oilfield Services Inc. Class A	112,758	2,111
	Gulf Island Fabrication Inc.	231,989	2,088
*	VAALCO Energy Inc.	745,157	2,034
*	Hornbeck Offshore Services Inc.	505,952	2,004
^,*	Comstock Resources Inc.	186,543	1,961
*	Key Energy Services Inc.	118,733	1,928
	Hallador Energy Co.	269,977	1,928
*	Contango Oil & Gas Co.	336,296	1,910
	NACCO Industries Inc. Class A	55,998	1,890
*	NCS Multistage Holdings Inc.	127,886	1,858
*	RigNet Inc.	176,857	1,822
*	Dawson Geophysical Co.	222,733	1,760
^,*	EP Energy Corp. Class A	573,094	1,719
^,*	Approach Resources Inc.	683,739	1,668
*	Pacific Ethanol Inc.	606,815	1,578
^,*	Smart Sand Inc.	291,335	1,547
^,*	NextDecade Corp.	225,093	1,540
*	Gulfmark Offshore Inc.	44,600	1,494
*	Independence Contract Drilling Inc.	345,284	1,423
^,*	Gastar Exploration Inc.	2,466,648	1,381
	Adams Resources & Energy Inc.	26,556	1,142
*	Aspen Aerogels Inc.	229,377	1,124
*	PHI Inc. NV	105,399	1,072
^,*	Quintana Energy Services Inc.	114,748	972
*	Isramco Inc.	7,853	965
^,*	Torchlight Energy Resources Inc.	558,889	760
*	Profire Energy Inc.	215,383	728
^,*	Parker Drilling Co.	1,911,709	726
*	Mitcham Industries Inc.	137,162	551
*	Ranger Energy Services Inc.	51,211	470
*	TransAtlantic Petroleum Ltd.	337,879	466

11

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^,*	Synthesis Energy Systems Inc.	138,584	455
^,*	Jones Energy Inc. Class A	1,158,411	430
*	Centrus Energy Corp. Class A	94,105	324
*	PHI Inc.	30,581	318
*	Goodrich Petroleum Corp.	23,453	290
*	PrimeEnergy Corp.	3,877	283
*	Enservco Corp.	154,380	179
^,*	Aemetis Inc.	113,007	171
^,*	SAExploration Holdings Inc.	72,265	116
^,*	Vertex Energy Inc.	103,923	110
^,*	New Concept Energy Inc.	23,644	100
^,*	Westwater Resources Inc.	237,435	96
*	Barnwell Industries Inc.	44,204	93
^,*	Eco-Stim Energy Solutions Inc.	126,517	82
^	AgEagle Aerial Systems Inc.	37,367	68
*	ENGlobal Corp.	44,362	57
^,*	Gevo Inc.	13,106	50
*	Superior Drilling Products Inc.	25,461	49
^,*	US Energy Corp. Wyoming	28,339	37
*	Tengasco Inc.	44,728	33
^,*	Houston American Energy Corp.	92,152	28
*	Euronav NV	2,292	21
^,*	Yuma Energy Inc.	16,457	9
*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	9
*	PetroQuest Energy Inc.	13,702	3
^,*,2	Harvest Natural Resources Inc.	133,886	—
			3,200,051
Financials (16.2%)
	First Republic Bank	2,111,184	204,341
*	Markel Corp.	181,869	197,210
	TD Ameritrade Holding Corp.	3,576,623	195,892
	Annaly Capital Management Inc.	15,199,231	156,400
	Ally Financial Inc.	5,654,925	148,555
*	Arch Capital Group Ltd.	5,331,414	141,069
	FNF Group	3,596,216	135,290
	East West Bancorp Inc.	1,918,025	125,055
	Alleghany Corp.	199,258	114,567
	Reinsurance Group of America Inc. Class A	838,086	111,868
	SEI Investments Co.	1,725,653	107,888
	Voya Financial Inc.	2,207,781	103,766
	AGNC Investment Corp.	5,452,890	101,369
	FactSet Research Systems Inc.	508,114	100,657
	MarketAxess Holdings Inc.	497,108	98,358
	American Financial Group Inc.	905,133	97,148
	WR Berkley Corp.	1,258,732	91,145
*	Signature Bank	709,103	90,680
	Cullen/Frost Bankers Inc.	766,930	83,013
	Brown & Brown Inc.	2,986,968	82,829
	Synovus Financial Corp.	1,566,308	82,748
	Lazard Ltd. Class A	1,691,559	82,734
	Eaton Vance Corp.	1,562,658	81,555
	PacWest Bancorp	1,646,814	81,386
	Commerce Bancshares Inc.	1,229,782	79,579
	CIT Group Inc.	1,554,068	78,341
	New Residential Investment Corp.	4,435,509	77,577
	Webster Financial Corp.	1,212,928	77,264
	First Horizon National Corp.	4,285,516	76,454
	LPL Financial Holdings Inc.	1,158,430	75,924
	First American Financial Corp.	1,447,903	74,886
	Starwood Property Trust Inc.	3,444,838	74,787
	Validus Holdings Ltd.	1,077,333	72,828
*	Athene Holding Ltd. Class A	1,658,931	72,728
*	Western Alliance Bancorp	1,277,181	72,301
	Janus Henderson Group plc	2,346,482	72,107

12

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Bank of the Ozarks	1,575,751	70,972
	New York Community Bancorp Inc.	6,427,971	70,965
	Sterling Bancorp	2,948,372	69,287
	Hanover Insurance Group Inc.	556,002	66,476
	Old Republic International Corp.	3,297,539	65,654
	Umpqua Holdings Corp.	2,874,873	64,943
	Wintrust Financial Corp.	730,790	63,615
	RenaissanceRe Holdings Ltd.	527,851	63,511
	Prosperity Bancshares Inc.	918,822	62,811
	Axis Capital Holdings Ltd.	1,102,941	61,346
	Popular Inc.	1,347,427	60,917
	Associated Banc-Corp	2,222,248	60,667
	Interactive Brokers Group Inc.	940,150	60,555
	Pinnacle Financial Partners Inc.	972,871	59,686
^,*	Credit Acceptance Corp.	168,191	59,439
*	Texas Capital Bancshares Inc.	648,789	59,364
	Primerica Inc.	583,261	58,093
	BankUnited Inc.	1,411,499	57,660
	Evercore Inc. Class A	539,383	56,878
	FNB Corp.	4,228,546	56,747
	IBERIABANK Corp.	744,981	56,470
	FirstCash Inc.	599,378	53,854
	TCF Financial Corp.	2,170,025	53,426
	Chemical Financial Corp.	943,808	52,542
	Hancock Whitney Corp.	1,125,948	52,525
*	MGIC Investment Corp.	4,888,161	52,401
	Assured Guaranty Ltd.	1,464,624	52,331
	MB Financial Inc.	1,103,556	51,536
	United Bankshares Inc.	1,387,884	50,519
	Stifel Financial Corp.	944,908	49,371
	Kemper Corp.	643,364	48,670
	Home BancShares Inc.	2,095,311	47,270
	Bank of Hawaii Corp.	563,197	46,982
	First Citizens BancShares Inc. Class A	114,875	46,329
	Radian Group Inc.	2,848,223	46,198
	First Financial Bankshares Inc.	900,315	45,826
	Chimera Investment Corp.	2,476,869	45,277
	Navient Corp.	3,454,097	45,007
^	Blackstone Mortgage Trust Inc. Class A	1,430,772	44,969
*	Green Dot Corp. Class A	611,724	44,894
	UMB Financial Corp.	583,077	44,448
	Selective Insurance Group Inc.	778,185	42,800
	Investors Bancorp Inc.	3,319,336	42,454
	American Equity Investment Life Holding Co.	1,173,114	42,232
	South State Corp.	488,928	42,170
	Valley National Bancorp	3,463,532	42,117
	CNO Financial Group Inc.	2,173,807	41,389
	Cathay General Bancorp	1,010,017	40,896
	Glacier Bancorp Inc.	1,044,879	40,416
*	SLM Corp.	3,506,055	40,144
	BGC Partners Inc. Class A	3,530,287	39,963
	MFA Financial Inc.	5,259,640	39,868
	Community Bank System Inc.	669,229	39,531
	First Financial Bancorp	1,286,375	39,427
	Columbia Banking System Inc.	963,398	39,403
	Legg Mason Inc.	1,122,684	38,991
*	Essent Group Ltd.	1,086,624	38,923
	Fulton Financial Corp.	2,327,115	38,397
	Financial Engines Inc.	827,225	37,142
	Two Harbors Investment Corp.	2,291,018	36,198
*	FCB Financial Holdings Inc. Class A	608,693	35,791
	White Mountains Insurance Group Ltd.	39,202	35,541
	Washington Federal Inc.	1,084,396	35,460
	First Midwest Bancorp Inc.	1,356,051	34,539

13

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	AXA Equitable Holdings Inc.	1,669,522	34,409
	BancorpSouth Bank	1,043,907	34,397
	RLI Corp.	516,791	34,206
	Old National Bancorp	1,783,801	33,179
	Great Western Bancorp Inc.	778,946	32,708
	Aspen Insurance Holdings Ltd.	790,475	32,172
*	OneMain Holdings Inc.	952,564	31,711
	BOK Financial Corp.	333,592	31,361
	Simmons First National Corp. Class A	1,046,141	31,280
*	Enstar Group Ltd.	150,112	31,118
	CVB Financial Corp.	1,372,076	30,762
	International Bancshares Corp.	718,708	30,761
	Morningstar Inc.	238,933	30,643
	Hope Bancorp Inc.	1,687,164	30,082
*	BofI Holding Inc.	729,091	29,827
	United Community Banks Inc.	968,446	29,702
	Trustmark Corp.	908,544	29,646
	Moelis & Co. Class A	501,700	29,425
*	Genworth Financial Inc. Class A	6,524,386	29,360
	Federated Investors Inc. Class B	1,240,772	28,935
	Erie Indemnity Co. Class A	245,300	28,764
	Santander Consumer USA Holdings Inc.	1,502,795	28,688
	Ameris Bancorp	535,533	28,571
	Union Bankshares Corp.	718,888	27,950
	Independent Bank Corp.	355,834	27,897
	WesBanco Inc.	618,669	27,865
	First Hawaiian Inc.	942,004	27,337
	Apollo Commercial Real Estate Finance Inc.	1,465,967	26,798
	Argo Group International Holdings Ltd.	451,974	26,282
	Renasant Corp.	577,121	26,271
	Towne Bank	818,053	26,259
	Banner Corp.	432,243	25,991
	First Merchants Corp.	558,841	25,930
*	Eagle Bancorp Inc.	420,810	25,796
	ServisFirst Bancshares Inc.	604,499	25,226
	ProAssurance Corp.	709,425	25,149
	Horace Mann Educators Corp.	540,783	24,119
	CenterState Bank Corp.	804,899	24,002
	Northwest Bancshares Inc.	1,374,674	23,906
	Capitol Federal Financial Inc.	1,775,336	23,363
*	PRA Group Inc.	601,792	23,199
	Invesco Mortgage Capital Inc.	1,458,337	23,188
	WSFS Financial Corp.	428,302	22,828
	Houlihan Lokey Inc. Class A	441,908	22,635
	LegacyTexas Financial Group Inc.	563,455	21,986
	Mercury General Corp.	480,756	21,903
*	LendingTree Inc.	102,255	21,862
	Hilltop Holdings Inc.	988,468	21,815
	National General Holdings Corp.	823,517	21,683
	Provident Financial Services Inc.	783,572	21,572
	NBT Bancorp Inc.	555,263	21,183
	First Commonwealth Financial Corp.	1,365,352	21,177
	Walker & Dunlop Inc.	372,408	20,725
	Infinity Property & Casualty Corp.	145,170	20,665
	Virtu Financial Inc. Class A	777,645	20,646
	Berkshire Hills Bancorp Inc.	495,429	20,114
	Ladder Capital Corp. Class A	1,282,704	20,036
	Westamerica Bancorporation	354,521	20,034
	Heartland Financial USA Inc.	363,466	19,936
	Waddell & Reed Financial Inc. Class A	1,096,583	19,706
*	Seacoast Banking Corp. of Florida	619,882	19,576
*	Pacific Premier Bancorp Inc.	508,981	19,418
	S&T Bancorp Inc.	445,533	19,265
	Brookline Bancorp Inc.	1,035,431	19,259

14

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Park National Corp.	168,997	18,830
*	LendingClub Corp.	4,964,085	18,814
	Artisan Partners Asset Management Inc. Class A	620,589	18,711
*	First BanCorp	2,413,474	18,463
	Kearny Financial Corp.	1,342,782	18,060
	AmTrust Financial Services Inc.	1,233,163	17,967
	Boston Private Financial Holdings Inc.	1,129,170	17,954
	Employers Holdings Inc.	439,926	17,685
	Navigators Group Inc.	305,474	17,412
	Sandy Spring Bancorp Inc.	423,518	17,368
	Enterprise Financial Services Corp.	313,520	16,914
	First Busey Corp.	529,785	16,805
	State Bank Financial Corp.	499,553	16,685
	CNA Financial Corp.	364,996	16,673
*	FGL Holdings	1,982,421	16,633
	First Bancorp	405,351	16,583
*	Enova International Inc.	448,697	16,400
	Safety Insurance Group Inc.	191,208	16,329
	Cadence BanCorp Class A	564,946	16,310
*	Cannae Holdings Inc.	875,220	16,235
	City Holding Co.	211,415	15,905
	Beneficial Bancorp Inc.	979,655	15,870
	CYS Investments Inc.	2,074,433	15,558
	Independent Bank Group Inc.	232,359	15,522
	James River Group Holdings Ltd.	394,621	15,505
	Redwood Trust Inc.	938,466	15,457
	Lakeland Financial Corp.	319,363	15,390
	PennyMac Mortgage Investment Trust	806,243	15,311
	Nelnet Inc. Class A	260,487	15,215
	Universal Insurance Holdings Inc.	429,437	15,073
	AMERISAFE Inc.	256,840	14,833
	United Fire Group Inc.	268,454	14,633
	Piper Jaffray Cos.	189,860	14,591
	Kinsale Capital Group Inc.	261,942	14,370
	OceanFirst Financial Corp.	476,899	14,288
	Meridian Bancorp Inc.	740,013	14,171
	National Bank Holdings Corp. Class A	362,333	13,982
	WisdomTree Investments Inc.	1,531,136	13,903
*	Third Point Reinsurance Ltd.	1,106,052	13,826
	BancFirst Corp.	231,895	13,728
	American National Insurance Co.	114,201	13,657
	Stewart Information Services Corp.	312,942	13,478
	Heritage Financial Corp.	383,240	13,356
	Tompkins Financial Corp.	155,180	13,327
*	Flagstar Bancorp Inc.	386,262	13,233
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	667,480	13,183
	PJT Partners Inc.	245,861	13,127
	Southside Bancshares Inc.	380,315	12,809
*	NMI Holdings Inc. Class A	768,374	12,524
	ARMOUR Residential REIT Inc.	546,448	12,464
	Hanmi Financial Corp.	438,741	12,438
*	Triumph Bancorp Inc.	301,195	12,274
	Virtus Investment Partners Inc.	94,427	12,082
	MTGE Investment Corp.	615,919	12,072
	Cohen & Steers Inc.	286,724	11,959
	Meta Financial Group Inc.	122,261	11,908
	TrustCo Bank Corp. NY	1,330,725	11,843
	First Interstate BancSystem Inc. Class A	275,490	11,626
	Central Pacific Financial Corp.	405,740	11,624
*	Encore Capital Group Inc.	316,660	11,590
	Carolina Financial Corp.	268,746	11,535
	CoBiz Financial Inc.	527,956	11,340
	Preferred Bank	183,389	11,271
*	Customers Bancorp Inc.	396,028	11,239

15

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	TFS Financial Corp.	708,907	11,179
	Lakeland Bancorp Inc.	562,727	11,170
	TriCo Bancshares	296,971	11,122
	United Financial Bancorp Inc.	632,382	11,079
	1st Source Corp.	207,227	11,072
*	INTL. FCStone Inc.	211,729	10,949
	Bryn Mawr Bank Corp.	236,199	10,936
	Federal Agricultural Mortgage Corp.	122,205	10,935
	Northfield Bancorp Inc.	657,113	10,921
	Banc of California Inc.	557,363	10,896
^,*	MBIA Inc.	1,205,018	10,893
	Community Trust Bancorp Inc.	218,060	10,892
	FBL Financial Group Inc. Class A	136,717	10,766
	Washington Trust Bancorp Inc.	183,163	10,642
	Granite Point Mortgage Trust Inc.	576,932	10,587
	Stock Yards Bancorp Inc.	277,439	10,584
	Capstead Mortgage Corp.	1,173,208	10,500
	Live Oak Bancshares Inc.	333,032	10,207
	ConnectOne Bancorp Inc.	408,435	10,170
^,*	Trupanion Inc.	262,803	10,144
	Hamilton Lane Inc. Class A	210,132	10,080
^,*	Columbia Financial Inc.	604,712	10,008
	Peoples Bancorp Inc.	264,435	9,990
	Univest Corp. of Pennsylvania	362,855	9,979
	Guaranty Bancorp	334,266	9,961
	Horizon Bancorp Inc.	470,878	9,742
	German American Bancorp Inc.	271,545	9,735
	Camden National Corp.	211,005	9,645
*	HomeStreet Inc.	355,664	9,585
	National Western Life Group Inc. Class A	30,633	9,412
	Bridge Bancorp Inc.	260,983	9,382
	Investment Technology Group Inc.	445,792	9,326
	First Defiance Financial Corp.	139,039	9,324
*	World Acceptance Corp.	82,833	9,195
^	New York Mortgage Trust Inc.	1,484,883	8,924
	Diamond Hill Investment Group Inc.	45,864	8,917
	Flushing Financial Corp.	341,446	8,912
	FB Financial Corp.	218,179	8,884
	Great Southern Bancorp Inc.	153,325	8,770
	Heritage Commerce Corp.	502,928	8,545
*	EZCORP Inc. Class A	705,327	8,499
	OFG Bancorp	599,865	8,428
*	Bancorp Inc.	805,454	8,425
*	HarborOne Bancorp Inc.	442,605	8,383
	People's Utah Bancorp	231,962	8,281
*	TriState Capital Holdings Inc.	313,468	8,182
	Peapack Gladstone Financial Corp.	234,574	8,114
	Greenhill & Co. Inc.	285,656	8,113
	Dime Community Bancshares Inc.	414,489	8,083
	Mercantile Bank Corp.	218,383	8,071
	Green Bancorp Inc.	370,853	8,010
	Fidelity Southern Corp.	312,663	7,945
	Oritani Financial Corp.	486,849	7,887
^	Arbor Realty Trust Inc.	746,234	7,783
*	Donnelley Financial Solutions Inc.	446,528	7,756
*	National Commerce Corp.	167,423	7,752
	Midland States Bancorp Inc.	225,395	7,722
*	Veritex Holdings Inc.	247,594	7,693
	First of Long Island Corp.	300,305	7,463
	Blue Hills Bancorp Inc.	335,215	7,442
*	Equity Bancshares Inc. Class A	178,340	7,398
	QCR Holdings Inc.	155,201	7,364
*	First Foundation Inc.	392,386	7,275
	Independent Bank Corp.	280,642	7,156

16

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Allegiance Bancshares Inc.	162,086	7,026
	Financial Institutions Inc.	211,984	6,974
	Maiden Holdings Ltd.	894,568	6,933
	Anworth Mortgage Asset Corp.	1,369,578	6,807
*	Nationstar Mortgage Holdings Inc.	385,370	6,756
	Opus Bank	234,037	6,717
*	HomeTrust Bancshares Inc.	236,604	6,660
	United Community Financial Corp.	605,763	6,657
	Arrow Financial Corp.	180,821	6,582
	Westwood Holdings Group Inc.	109,339	6,510
	State Auto Financial Corp.	217,118	6,494
*	Atlantic Capital Bancshares Inc.	330,144	6,487
	First Financial Corp.	140,695	6,381
	First Connecticut Bancorp Inc.	205,530	6,289
	Bank of Marin Bancorp	76,496	6,185
	Bar Harbor Bankshares	202,999	6,149
	Access National Corp.	211,088	6,037
	AG Mortgage Investment Trust Inc.	321,172	6,035
*	Franklin Financial Network Inc.	159,773	6,007
	Waterstone Financial Inc.	350,262	5,972
*	Ocwen Financial Corp.	1,482,650	5,871
	First Community Bancshares Inc.	183,164	5,836
*	PennyMac Financial Services Inc. Class A	295,103	5,799
*	Republic First Bancorp Inc.	732,297	5,749
	Old Second Bancorp Inc.	387,549	5,581
*	Greenlight Capital Re Ltd. Class A	391,355	5,557
	Ares Commercial Real Estate Corp.	402,100	5,553
	United Insurance Holdings Corp.	279,143	5,466
	Farmers Capital Bank Corp.	104,069	5,422
	Farmers National Banc Corp.	337,922	5,390
*	Nicolet Bankshares Inc.	97,303	5,362
	Western Asset Mortgage Capital Corp.	507,255	5,286
	CNB Financial Corp.	174,319	5,240
*	Health Insurance Innovations Inc. Class A	160,913	5,206
^	Heritage Insurance Holdings Inc.	311,492	5,193
	West Bancorporation Inc.	205,908	5,179
^	Orchid Island Capital Inc.	686,869	5,165
	Old Line Bancshares Inc.	147,920	5,164
	Republic Bancorp Inc.Class A	113,676	5,150
^,*	Cowen Inc. Class A	363,935	5,040
	First Bancshares Inc.	140,024	5,034
	Ladenburg Thalmann Financial Services Inc.	1,458,716	4,960
*	PHH Corp.	455,525	4,947
*	eHealth Inc.	223,353	4,936
	B. Riley Financial Inc.	218,226	4,921
^	Farmers & Merchants Bancorp Inc.	120,378	4,857
	PCSB Financial Corp.	237,361	4,716
*	Ambac Financial Group Inc.	236,863	4,702
	Macatawa Bank Corp.	386,633	4,694
	Dynex Capital Inc.	718,240	4,690
*	Regional Management Corp.	133,921	4,690
^,*	Citizens Inc.Class A	601,979	4,689
	Home Bancorp Inc.	99,811	4,646
	Southern National Bancorp of Virginia Inc.	258,057	4,604
*	BSB Bancorp Inc.	133,413	4,589
	Exantas Capital Corp.	444,989	4,530
	Sierra Bancorp	159,048	4,492
	First Mid-Illinois Bancshares Inc.	113,906	4,477
	HCI Group Inc.	106,485	4,427
	Charter Financial Corp.	183,206	4,424
	MidWestOne Financial Group Inc.	130,087	4,394
*	Southern First Bancshares Inc.	96,825	4,280
	Enterprise Bancorp Inc.	105,546	4,267
	First Internet Bancorp	124,195	4,235

17

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Hingham Institution for Savings	19,229	4,225
	BankFinancial Corp.	238,827	4,215
	American National Bankshares Inc.	104,991	4,200
*	Byline Bancorp Inc.	184,812	4,129
	Citizens & Northern Corp.	159,509	4,125
	Capital City Bank Group Inc.	173,819	4,107
*	On Deck Capital Inc.	586,601	4,106
*	Safeguard Scientifics Inc.	319,425	4,089
	Cambridge Bancorp	46,368	4,013
	Northrim BanCorp Inc.	101,350	4,008
	Western New England Bancorp Inc.	358,313	3,941
	Investar Holding Corp.	142,476	3,939
	Baldwin & Lyons Inc.	159,916	3,902
	Territorial Bancorp Inc.	125,274	3,883
	Sutherland Asset Management Corp.	238,515	3,876
	Oppenheimer Holdings Inc. Class A	135,853	3,804
	Arlington Asset Investment Corp. Class A	367,349	3,787
	Global Indemnity Ltd.	96,386	3,757
	First Bancorp Inc.	132,979	3,753
	Cherry Hill Mortgage Investment Corp.	209,640	3,744
	National Bankshares Inc.	80,340	3,728
	Investors Title Co.	19,940	3,682
*	WMIH Corp.	2,727,881	3,655
^,*	First Choice Bancorp	118,100	3,609
	Marlin Business Services Corp.	118,439	3,535
	Century Bancorp Inc. Class A	45,538	3,479
*	FedNat Holding Co.	148,756	3,432
	Southern Missouri Bancorp Inc.	86,799	3,387
	EMC Insurance Group Inc.	121,763	3,383
	TPG RE Finance Trust Inc.	161,884	3,289
	Codorus Valley Bancorp Inc.	107,199	3,289
	FS Bancorp Inc.	51,702	3,270
	Ames National Corp.	105,875	3,266
^	First Guaranty Bancshares Inc.	122,594	3,190
	FNB Bancorp	86,315	3,165
	MutualFirst Financial Inc.	83,335	3,146
	Civista Bancshares Inc.	128,571	3,117
*	Entegra Financial Corp.	105,318	3,086
	ACNB Corp.	90,575	3,084
	Peoples Financial Services Corp.	65,116	3,062
	First Business Financial Services Inc.	117,655	3,059
*	Goosehead Insurance Inc. Class A	122,416	3,056
	Orrstown Financial Services Inc.	115,965	3,015
	Merchants Bancorp	102,566	2,926
*	First Northwest Bancorp	182,367	2,912
	Sterling Bancorp Inc.	211,696	2,828
	Great Ajax Corp.	215,712	2,822
	Shore Bancshares Inc.	146,948	2,795
*	Provident Bancorp Inc.	106,668	2,795
	MBT Financial Corp.	260,707	2,777
	Summit Financial Group Inc.	101,486	2,724
	Central Valley Community Bancorp	125,209	2,649
	Bank of Commerce Holdings	206,014	2,627
	SI Financial Group Inc.	176,685	2,606
*	Metropolitan Bank Holding Corp.	48,535	2,547
*	Bank of Princeton	75,810	2,521
	Timberland Bancorp Inc.	66,409	2,480
	CB Financial Services Inc.	71,072	2,445
	Reliant Bancorp Inc.	86,063	2,414
	Bankwell Financial Group Inc.	74,589	2,398
	Middlefield Banc Corp.	47,024	2,384
	Peoples Bancorp of North Carolina Inc.	74,425	2,384
*	Community Bankers Trust Corp.	265,195	2,373
	MidSouth Bancorp Inc.	176,101	2,333

18

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Crawford & Co. Class B	269,080	2,328
	Independence Holding Co.	69,862	2,323
	GAIN Capital Holdings Inc.	307,037	2,318
	Evans Bancorp Inc.	50,251	2,317
	BCB Bancorp Inc.	150,968	2,265
*	Capstar Financial Holdings Inc.	122,093	2,262
	Northeast Bancorp	102,005	2,224
	Penns Woods Bancorp Inc.	49,331	2,209
*	Pacific Mercantile Bancorp	225,282	2,196
	Premier Financial Bancorp Inc.	116,584	2,177
*	Curo Group Holdings Corp.	86,933	2,169
	Riverview Bancorp Inc.	256,932	2,169
	Provident Financial Holdings Inc.	111,991	2,137
	Owens Realty Mortgage Inc.	126,904	2,117
	Mackinac Financial Corp.	127,600	2,116
	Ohio Valley Banc Corp.	40,302	2,114
	ESSA Bancorp Inc.	133,034	2,106
	LCNB Corp.	105,699	2,082
	Kingstone Cos. Inc.	123,003	2,079
	First Community Corp.	82,798	2,078
	First United Corp.	101,549	2,077
	Pzena Investment Management Inc. Class A	221,443	2,039
	SB One Bancorp	68,383	2,031
	First Financial Northwest Inc.	103,776	2,026
*	NI Holdings Inc.	117,411	1,990
	First Bank	142,167	1,976
	GAMCO Investors Inc. Class A	73,654	1,971
	County Bancorp Inc.	70,459	1,938
	C&F Financial Corp.	30,813	1,927
	Donegal Group Inc. Class A	137,760	1,875
*	SmartFinancial Inc.	72,314	1,863
	Community Financial Corp.	52,153	1,844
	Norwood Financial Corp.	51,131	1,842
	KKR Real Estate Finance Trust Inc.	92,848	1,837
*	Victory Capital Holdings Inc. Class A	171,260	1,812
*	Howard Bancorp Inc.	100,366	1,807
^	Ellington Residential Mortgage REIT	165,120	1,800
	Unity Bancorp Inc.	78,637	1,789
^	Oak Valley Bancorp	77,906	1,782
*	Malvern Bancorp Inc.	72,316	1,761
	United Security Bancshares	154,470	1,730
^,*	Impac Mortgage Holdings Inc.	181,158	1,726
*	Bridgewater Bancshares Inc.	130,834	1,664
	Associated Capital Group Inc. Class A	43,618	1,655
*	Select Bancorp Inc.	121,402	1,635
	Chemung Financial Corp.	32,085	1,608
	Two River Bancorp	82,607	1,580
*	Elevate Credit Inc.	186,586	1,579
	Parke Bancorp Inc.	65,823	1,557
	Tiptree Inc.	228,245	1,552
^,*	Baycom Corp.	61,000	1,510
*	Meridian Bank	82,000	1,492
^	Origin Bancorp Inc.	36,429	1,491
	1st Constitution Bancorp	65,078	1,490
*	Hallmark Financial Services Inc.	147,517	1,472
	SB Financial Group Inc.	71,886	1,461
	Hawthorn Bancshares Inc.	65,555	1,436
*	Atlas Financial Holdings Inc.	163,656	1,432
	Union Bankshares Inc.	27,354	1,420
	DNB Financial Corp.	38,124	1,336
	Colony Bankcorp Inc.	79,031	1,336
	Luther Burbank Corp.	114,828	1,321
*	PDL Community Bancorp	81,399	1,279
*	Security National Financial Corp. Class A	243,954	1,269

19

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Silvercrest Asset Management Group Inc. Class A	76,417	1,246
	Citizens Community Bancorp Inc.	86,970	1,231
	American River Bankshares	77,554	1,229
	Prudential Bancorp Inc.	63,233	1,220
	RBB Bancorp	35,778	1,149
	United Community Bancorp	38,502	1,047
	Federal Agricultural Mortgage Corp. Class A	12,586	1,027
	AmeriServ Financial Inc.	243,264	997
	Hennessy Advisors Inc.	57,467	997
	CBTX Inc.	30,122	996
*	Nicholas Financial Inc.	107,396	988
	Guaranty Bancshares Inc.	29,852	983
*	HMN Financial Inc.	47,410	953
	Guaranty Federal Bancshares Inc.	38,791	948
	Plumas Bancorp	32,188	908
	Citizens Holding Co.	37,547	892
	Sound Financial Bancorp Inc.	22,640	882
*	Coastway Bancorp Inc.	31,331	868
	Donegal Group Inc. Class B	63,192	834
*	Great Elm Capital Group Inc.	225,387	811
*	Consumer Portfolio Services Inc.	196,371	799
	United Bancorp Inc.	57,845	781
*	Esquire Financial Holdings Inc.	29,100	768
*	Ashford Inc.	11,791	764
	First Savings Financial Group Inc.	10,347	760
	Old Point Financial Corp.	25,910	748
^	Mid Penn Bancorp Inc.	20,642	720
	Bancorp of New Jersey Inc.	39,508	699
	Hunt Cos. Finance Trust Inc.	203,294	693
	Crawford & Co. Class A	78,437	675
	Greene County Bancorp Inc.	19,619	665
	Blue Capital Reinsurance Holdings Ltd.	58,813	650
	Salisbury Bancorp Inc.	14,392	643
	HopFed Bancorp Inc.	37,884	628
	PB Bancorp Inc.	52,158	592
*	TheStreet Inc.	258,728	564
	Manhattan Bridge Capital Inc.	74,147	560
	Community West Bancshares	43,120	509
	A-Mark Precious Metals Inc.	37,995	505
*	Anchor Bancorp Inc.	17,112	449
^	Auburn National Bancorporation Inc.	8,752	434
	Sachem Capital Corp.	102,797	421
	Severn Bancorp Inc.	48,604	420
	Elmira Savings Bank	19,734	405
*	Central Federal Corp.	155,702	374
	First Capital Inc.	8,672	360
	Manning & Napier Inc.	107,826	334
	Eagle Bancorp Montana Inc.	17,201	332
	MSB Financial Corp.	14,336	308
^,*	Siebert Financial Corp.	27,539	287
	Wellesley Bank	8,228	278
	United Bancshares Inc.	11,989	273
^	US Global Investors Inc. Class A	159,768	257
*	Carolina Trust Bancshares Inc.	30,192	249
	IF Bancorp Inc.	7,923	193
	Stewardship Financial Corp.	15,909	185
	Medley Management Inc. Class A	52,157	185
*	Tremont Mortgage Trust	13,800	181
*	Atlanticus Holdings Corp.	86,999	180
	Southwest Georgia Financial Corp.	6,935	157
*	Conifer Holdings Inc.	24,973	157
*	Randolph Bancorp Inc.	9,341	157
	Bank of South Carolina Corp.	6,757	140
	Fauquier Bankshares Inc.	6,382	135

20

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Magyar Bancorp Inc.	10,465	134
*	Limestone Bancorp Inc.	8,406	128
	Summit State Bank	7,357	114
*	Hamilton Bancorp Inc.	7,058	111
	Bank of the James Financial Group Inc.	6,676	110
	Glen Burnie Bancorp	9,237	102
*	FFBW Inc.	8,563	95
	Landmark Bancorp Inc.	3,289	94
	Kentucky First Federal Bancorp	9,199	78
	Oconee Federal Financial Corp.	2,585	75
*	1347 Property Insurance Holdings Inc.	10,209	72
	Asta Funding Inc.	18,311	63
	Pathfinder Bancorp Inc.	3,621	58
	Citizens First Corp.	1,941	52
*	Broadway Financial Corp.	22,638	50
*	Village Bank and Trust Financial Corp.	1,338	46
	First US Bancshares Inc.	3,812	44
*	National Holdings Corp.	13,459	44
*	ICC Holdings Inc.	2,593	41
*	Community First Bancshares Inc.	3,500	39
	Bancorp 34 Inc.	2,093	33
	Patriot National Bancorp Inc.	1,479	30
*	Equitable Financial Corp.	2,807	30
	Poage Bankshares Inc.	1,401	28
	Value Line Inc.	586	14
*	GWG Holdings Inc.	900	7
	Atlantic American Corp.	2,591	7
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	6
^,*	LM Funding America Inc.	11,923	5
	Lake Shore Bancorp Inc.	300	5
*	FSB Bancorp Inc.	229	4
	Ottawa Bancorp Inc.	200	3
*	Carver Bancorp Inc.	445	2
*	FlexShopper Inc.	519	2
	HV Bancorp Inc.	100	1
	Cohen & Co. Inc.	64	1
	WCF Bancorp Inc.	21	—
	Home Federal Bancorp Inc.	6	—
			10,812,594
Health Care (11.8%)
*	BioMarin Pharmaceutical Inc.	2,303,380	216,978
	Teleflex Inc.	594,899	159,558
*	WellCare Health Plans Inc.	582,492	143,433
*	Jazz Pharmaceuticals plc	792,335	136,519
*	Veeva Systems Inc. Class A	1,553,426	119,396
	STERIS plc	1,116,554	117,249
*	Neurocrine Biosciences Inc.	1,191,667	117,069
*	DexCom Inc.	1,159,746	110,153
*	Alnylam Pharmaceuticals Inc.	1,105,075	108,839
*	Sarepta Therapeutics Inc.	815,852	107,839
*	Bluebird Bio Inc.	660,915	103,731
*	Exact Sciences Corp.	1,619,927	96,855
	West Pharmaceutical Services Inc.	959,654	95,284
*	Sage Therapeutics Inc.	606,926	95,002
*	Seattle Genetics Inc.	1,389,751	92,266
	Encompass Health Corp.	1,287,917	87,218
*	athenahealth Inc.	529,827	84,317
*	Alkermes plc	2,030,024	83,556
*	Exelixis Inc.	3,698,442	79,590
	Hill-Rom Holdings Inc.	872,667	76,219
*	Bio-Rad Laboratories Inc. Class A	263,534	76,040
*	Catalent Inc.	1,743,090	73,018
	Bio-Techne Corp.	491,235	72,678
*	Charles River Laboratories International Inc.	635,398	71,330

21

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Ionis Pharmaceuticals Inc.	1,648,180	68,680
	Chemed Corp.	206,710	66,521
*	Insulet Corp.	774,167	66,346
*	United Therapeutics Corp.	571,063	64,616
*	FibroGen Inc.	1,019,653	63,830
*	Medidata Solutions Inc.	774,151	62,366
*	Haemonetics Corp.	687,008	61,611
*	PRA Health Sciences Inc.	657,240	61,360
*	Molina Healthcare Inc.	625,864	61,297
*	Masimo Corp.	626,636	61,191
*	Integra LifeSciences Holdings Corp.	924,863	59,570
*	ICU Medical Inc.	198,738	58,359
*	Ligand Pharmaceuticals Inc.	278,361	57,668
*	LivaNova plc	575,229	57,419
*	Agios Pharmaceuticals Inc.	656,053	55,259
*	Neogen Corp.	682,207	54,706
*	Penumbra Inc.	395,296	54,610
*	MEDNAX Inc.	1,239,547	53,648
*	HealthEquity Inc.	683,435	51,326
^,*	Immunomedics Inc.	2,099,139	49,687
*	Loxo Oncology Inc.	286,205	49,651
*	Globus Medical Inc.	958,353	48,358
*	Ultragenyx Pharmaceutical Inc.	607,481	46,697
*	Array BioPharma Inc.	2,753,519	46,204
	Cantel Medical Corp.	469,306	46,161
*	Acadia Healthcare Co. Inc.	1,077,043	44,062
*	Inogen Inc.	228,032	42,489
*	Supernus Pharmaceuticals Inc.	678,031	40,580
^,*	Teladoc Inc.	691,614	40,148
	Bruker Corp.	1,331,352	38,662
*	Amicus Therapeutics Inc.	2,458,084	38,395
*	AMN Healthcare Services Inc.	625,933	36,680
*	Tenet Healthcare Corp.	1,072,130	35,991
*	Wright Medical Group NV	1,381,134	35,854
*	Horizon Pharma plc	2,164,389	35,842
*	Halyard Health Inc.	617,598	35,357
*	NuVasive Inc.	676,593	35,264
*	Aerie Pharmaceuticals Inc.	520,707	35,174
*	Ironwood Pharmaceuticals Inc. Class A	1,795,553	34,331
*	Spark Therapeutics Inc.	414,299	34,287
*	Myriad Genetics Inc.	916,005	34,231
*	Merit Medical Systems Inc.	666,479	34,124
*	Syneos Health Inc.	715,205	33,543
*	Heron Therapeutics Inc.	858,709	33,361
*	LHC Group Inc.	386,901	33,115
*	Portola Pharmaceuticals Inc.	861,757	32,549
*	Amedisys Inc.	379,330	32,418
*	Blueprint Medicines Corp.	510,095	32,381
*	Medicines Co.	852,344	31,281
*	Clovis Oncology Inc.	686,642	31,222
*	Magellan Health Inc.	322,415	30,936
*	Madrigal Pharmaceuticals Inc.	107,714	30,127
*	Global Blood Therapeutics Inc.	661,940	29,920
*	Halozyme Therapeutics Inc.	1,760,282	29,696
*	Nevro Corp.	369,284	29,487
*	Allscripts Healthcare Solutions Inc.	2,369,217	28,431
*	Quidel Corp.	423,700	28,176
*	Arena Pharmaceuticals Inc.	645,912	28,162
*	Prestige Brands Holdings Inc.	695,255	26,684
*	Omnicell Inc.	506,340	26,558
*	Foundation Medicine Inc.	192,418	26,304
*	Select Medical Holdings Corp.	1,415,812	25,697
*	LifePoint Health Inc.	517,765	25,267
*	Spectrum Pharmaceuticals Inc.	1,204,777	25,252

22

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Endo International plc	2,662,977	25,112
	Abaxis Inc.	301,023	24,988
*	REGENXBIO Inc.	347,271	24,917
*	Premier Inc. Class A	680,711	24,764
*	NxStage Medical Inc.	885,966	24,718
*	Acceleron Pharma Inc.	509,342	24,713
	Patterson Cos. Inc.	1,075,777	24,388
*	Integer Holdings Corp.	376,308	24,328
	CONMED Corp.	331,079	24,235
*	Insmed Inc.	1,015,431	24,015
*	Puma Biotechnology Inc.	401,392	23,742
*	HMS Holdings Corp.	1,094,529	23,664
*	Emergent BioSolutions Inc.	464,525	23,454
*	Repligen Corp.	493,783	23,228
	Ensign Group Inc.	645,087	23,107
^,*	Intercept Pharmaceuticals Inc.	273,388	22,940
^,*	OPKO Health Inc.	4,814,476	22,628
*	Brookdale Senior Living Inc.	2,477,401	22,520
*	Cambrex Corp.	430,190	22,499
*	Xencor Inc.	605,891	22,424
^,*	TESARO Inc.	501,431	22,299
*	Enanta Pharmaceuticals Inc.	189,736	21,990
*	Cotiviti Holdings Inc.	496,074	21,892
*	MyoKardia Inc.	436,994	21,697
*	Atara Biotherapeutics Inc.	576,487	21,186
*	Momenta Pharmaceuticals Inc.	1,020,030	20,860
*	AxoGen Inc.	413,888	20,798
*	Akorn Inc.	1,238,272	20,543
*	Mirati Therapeutics Inc.	416,300	20,524
*	iRhythm Technologies Inc.	247,762	20,101
*	Zogenix Inc.	454,761	20,100
^,*	Mallinckrodt plc	1,062,685	19,830
*	Corcept Therapeutics Inc.	1,251,536	19,674
^,*	ACADIA Pharmaceuticals Inc.	1,287,430	19,659
*	ImmunoGen Inc.	1,935,070	18,828
*	Varex Imaging Corp.	501,542	18,602
*	Sangamo Therapeutics Inc.	1,296,238	18,407
*	BioTelemetry Inc.	407,424	18,334
*	Acorda Therapeutics Inc.	621,214	17,829
*	Editas Medicine Inc.	492,279	17,638
*	Pacira Pharmaceuticals Inc.	535,505	17,163
^,*	Evolent Health Inc. Class A	809,799	17,046
*	PTC Therapeutics Inc.	504,318	17,011
^,*	Glaukos Corp.	413,387	16,800
	US Physical Therapy Inc.	169,790	16,300
*	Diplomat Pharmacy Inc.	635,962	16,255
*	Amneal Pharmaceuticals Inc.	983,878	16,145
	Luminex Corp.	541,353	15,986
*	Radius Health Inc.	539,255	15,892
*	Tivity Health Inc.	450,444	15,856
^,*	Arrowhead Pharmaceuticals Inc.	1,145,543	15,579
*	Natus Medical Inc.	440,639	15,202
^,*	TherapeuticsMD Inc.	2,387,507	14,898
*	Cardiovascular Systems Inc.	444,705	14,382
*	Retrophin Inc.	521,303	14,211
*	Biohaven Pharmaceutical Holding Co. Ltd.	358,237	14,158
*	Audentes Therapeutics Inc.	366,720	14,012
*	Orthofix International NV	243,886	13,858
*	AnaptysBio Inc.	193,266	13,730
*	Intersect ENT Inc.	365,559	13,690
	Owens & Minor Inc.	812,307	13,574
*	Genomic Health Inc.	264,657	13,339
*	Aimmune Therapeutics Inc.	495,520	13,325
*	OraSure Technologies Inc.	809,000	13,324

23

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Innoviva Inc.	938,669	12,954
*	Vanda Pharmaceuticals Inc.	674,336	12,846
	Atrion Corp.	21,300	12,767
*	CryoLife Inc.	455,168	12,676
*	Iovance Biotherapeutics Inc.	986,056	12,622
*	Alder Biopharmaceuticals Inc.	792,789	12,526
^,*	Tandem Diabetes Care Inc.	564,712	12,435
*	Theravance Biopharma Inc.	547,106	12,408
*	Quality Systems Inc.	631,575	12,316
	Phibro Animal Health Corp. Class A	266,923	12,292
^,*	Intrexon Corp.	880,181	12,270
*	Triple-S Management Corp. Class B	310,049	12,110
^,*	Flexion Therapeutics Inc.	465,942	12,045
*	K2M Group Holdings Inc.	534,633	12,029
*	Providence Service Corp.	149,335	11,730
*	Vocera Communications Inc.	388,920	11,625
*	AtriCure Inc.	427,748	11,571
*	Cerus Corp.	1,689,847	11,271
*	Intra-Cellular Therapies Inc.	629,743	11,128
*	Karyopharm Therapeutics Inc.	652,870	11,092
*	Tabula Rasa HealthCare Inc.	172,211	10,992
^,*	Endocyte Inc.	794,820	10,968
*	AngioDynamics Inc.	491,710	10,936
*	Dynavax Technologies Corp.	713,698	10,884
^,*	Omeros Corp.	599,725	10,879
*	Kindred Healthcare Inc.	1,206,942	10,862
*	STAAR Surgical Co.	350,326	10,860
*	G1 Therapeutics Inc.	243,865	10,598
^,*	Esperion Therapeutics Inc.	269,606	10,566
*	Cymabay Therapeutics Inc.	773,959	10,387
^,*	TG Therapeutics Inc.	783,005	10,296
	National HealthCare Corp.	144,761	10,188
*	Surmodics Inc.	184,132	10,164
*	Tactile Systems Technology Inc.	195,293	10,155
*	NeoGenomics Inc.	773,566	10,141
^,*	Apellis Pharmaceuticals Inc.	457,920	10,074
*	Revance Therapeutics Inc.	365,865	10,043
*	MacroGenics Inc.	484,132	9,997
	HealthStream Inc.	343,033	9,368
*	Athenex Inc.	500,851	9,346
*	R1 RCM Inc.	1,073,363	9,317
*	Epizyme Inc.	681,112	9,229
	Meridian Bioscience Inc.	575,061	9,143
*	Heska Corp.	86,852	9,014
*	Assembly Biosciences Inc.	228,251	8,950
*	AMAG Pharmaceuticals Inc.	454,496	8,863
*	Coherus Biosciences Inc.	628,641	8,801
^,*	MiMedx Group Inc.	1,352,539	8,643
*	CytomX Therapeutics Inc.	376,322	8,603
^,*	Inovalon Holdings Inc. Class A	850,031	8,437
*	Natera Inc.	445,761	8,389
^,*	Eagle Pharmaceuticals Inc.	110,589	8,367
	Invacare Corp.	443,230	8,244
*	ANI Pharmaceuticals Inc.	119,600	7,989
^,*	Lexicon Pharmaceuticals Inc.	656,700	7,880
^,*	Accelerate Diagnostics Inc.	353,128	7,875
*	Medpace Holdings Inc.	183,088	7,873
^,*	La Jolla Pharmaceutical Co.	267,920	7,815
*	BioCryst Pharmaceuticals Inc.	1,348,594	7,727
*	Codexis Inc.	534,127	7,691
*	Progenics Pharmaceuticals Inc.	943,413	7,585
*	Deciphera Pharmaceuticals Inc.	189,677	7,464
*	Prothena Corp. plc	510,712	7,446
^,*	Intellia Therapeutics Inc.	270,367	7,397

24

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	CorVel Corp.	136,921	7,394
^,*	Geron Corp.	2,147,687	7,367
*	Cutera Inc.	182,625	7,360
*	WaVe Life Sciences Ltd.	192,088	7,347
*	Amphastar Pharmaceuticals Inc.	475,470	7,256
*	Kura Oncology Inc.	391,648	7,128
*	Five Prime Therapeutics Inc.	450,173	7,117
*	Akebia Therapeutics Inc.	710,211	7,088
^,*	Sorrento Therapeutics Inc.	976,070	7,028
^,*	Cara Therapeutics Inc.	363,292	6,957
	LeMaitre Vascular Inc.	206,113	6,901
*	GlycoMimetics Inc.	426,266	6,876
*	Collegium Pharmaceutical Inc.	287,458	6,856
^,*	Adamas Pharmaceuticals Inc.	262,782	6,788
*	Novavax Inc.	4,981,390	6,675
*	Fate Therapeutics Inc.	576,988	6,543
*	RadNet Inc.	435,945	6,539
*	Aclaris Therapeutics Inc.	325,919	6,509
^,*	TransEnterix Inc.	1,491,200	6,502
^,*	Abeona Therapeutics Inc.	403,297	6,453
*	Anika Therapeutics Inc.	200,447	6,414
*	Endologix Inc.	1,128,854	6,389
*	Rhythm Pharmaceuticals Inc.	203,797	6,371
*	Rigel Pharmaceuticals Inc.	2,161,033	6,116
*	Addus HomeCare Corp.	104,046	5,957
^,*	CryoPort Inc.	376,048	5,934
*	Lantheus Holdings Inc.	400,291	5,824
*	Kadmon Holdings Inc.	1,454,057	5,802
*	Sientra Inc.	294,069	5,737
^,*	Synergy Pharmaceuticals Inc.	3,260,466	5,673
^,*	Viking Therapeutics Inc.	596,395	5,660
*	Cross Country Healthcare Inc.	502,179	5,649
*	Vericel Corp.	581,018	5,636
*	Cytokinetics Inc.	675,618	5,608
*	Stemline Therapeutics Inc.	349,150	5,604
*	Depomed Inc.	835,925	5,576
*	Invitae Corp.	755,512	5,553
^,*	Reata Pharmaceuticals Inc. Class A	157,064	5,493
^,*	Lannett Co. Inc.	403,216	5,484
^,*	Dova Pharmaceuticals Inc.	181,436	5,429
^,*	Pacific Biosciences of California Inc.	1,513,105	5,372
^,*	Keryx Biopharmaceuticals Inc.	1,428,090	5,370
^,*	ZIOPHARM Oncology Inc.	1,742,231	5,262
*	CareDx Inc.	426,550	5,221
*	Achillion Pharmaceuticals Inc.	1,843,718	5,218
*	BioScrip Inc.	1,760,065	5,157
*	Voyager Therapeutics Inc.	261,183	5,103
	Computer Programs & Systems Inc.	154,344	5,078
^,*	PolarityTE Inc.	215,170	5,065
^,*	Community Health Systems Inc.	1,522,673	5,055
^,*	CASI Pharmaceuticals Inc.	601,748	4,952
^,*	Optinose Inc.	176,920	4,950
*	Antares Pharma Inc.	1,909,655	4,927
^,*	Eloxx Pharmaceuticals Inc.	286,980	4,899
^,*	Akcea Therapeutics Inc.	204,942	4,859
*	GenMark Diagnostics Inc.	753,316	4,806
*	Accuray Inc.	1,170,833	4,800
*	Verastem Inc.	693,113	4,769
*	PDL BioPharma Inc.	2,034,839	4,762
	National Research Corp.	125,034	4,676
^,*	Senseonics Holdings Inc.	1,112,767	4,573
	Utah Medical Products Inc.	41,031	4,520
^,*	Inovio Pharmaceuticals Inc.	1,127,159	4,418
*	ArQule Inc.	786,251	4,348

25

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Dermira Inc.	465,309	4,281
*	Bellicum Pharmaceuticals Inc.	573,954	4,236
*	Capital Senior Living Corp.	395,441	4,219
*	Kindred Biosciences Inc.	393,343	4,189
*	Clearside Biomedical Inc.	386,626	4,133
*	Catalyst Pharmaceuticals Inc.	1,307,799	4,080
^,*	MediciNova Inc.	507,221	4,037
*	Inspire Medical Systems Inc.	111,797	3,987
^,*	T2 Biosystems Inc.	513,773	3,977
*	Dicerna Pharmaceuticals Inc.	317,396	3,888
*	Paratek Pharmaceuticals Inc.	379,624	3,872
^,*	Savara Inc.	336,687	3,811
*	ChemoCentryx Inc.	286,325	3,771
*	Zafgen Inc.	367,669	3,761
^,*	SIGA Technologies Inc.	630,300	3,744
^,*	Achaogen Inc.	430,993	3,732
^,*	Surgery Partners Inc.	246,110	3,667
^,*	Athersys Inc.	1,826,278	3,598
^,*	CytoSorbents Corp.	315,371	3,595
*	RTI Surgical Inc.	778,747	3,582
*	Albireo Pharma Inc.	99,599	3,536
*	Civitas Solutions Inc.	213,618	3,503
*	NanoString Technologies Inc.	252,251	3,451
*	Castlight Health Inc. Class B	809,096	3,439
*	Durect Corp.	2,184,963	3,409
^,*	Corbus Pharmaceuticals Holdings Inc.	666,635	3,366
^,*	Solid Biosciences Inc.	94,422	3,364
*	Idera Pharmaceuticals Inc.	2,531,651	3,342
*	Aduro Biotech Inc.	472,604	3,308
^,*	Rockwell Medical Inc.	670,304	3,305
*	CTI BioPharma Corp.	660,823	3,291
*	IntriCon Corp.	81,616	3,289
^,*	Helius Medical Technologies Inc. Class A	341,815	3,254
*	Concert Pharmaceuticals Inc.	193,007	3,248
^,*	BioTime Inc.	1,567,440	3,229
*	Nuvectra Corp.	156,996	3,223
^,*	Homology Medicines Inc.	156,171	3,186
*	Minerva Neurosciences Inc.	385,652	3,182
^,*	AVEO Pharmaceuticals Inc.	1,397,946	3,159
^,*	MannKind Corp.	1,650,316	3,136
	Simulations Plus Inc.	139,393	3,101
*	Adverum Biotechnologies Inc.	580,219	3,075
*	Melinta Therapeutics Inc.	483,426	3,070
^,*	Vital Therapies Inc.	448,031	3,069
*	Enzo Biochem Inc.	591,086	3,068
^,*	Rocket Pharmaceuticals Inc.	155,059	3,044
*	Chimerix Inc.	629,502	2,996
^,*	ViewRay Inc.	431,260	2,984
^,*	Denali Therapeutics Inc.	195,260	2,978
*	BioSpecifics Technologies Corp.	65,929	2,958
^,*	Corium International Inc.	363,601	2,912
*	Harvard Bioscience Inc.	541,945	2,899
*	Syros Pharmaceuticals Inc.	274,221	2,800
*	Ocular Therapeutix Inc.	412,805	2,786
^,*	Cellular Biomedicine Group Inc.	138,459	2,707
*	American Renal Associates Holdings Inc.	168,247	2,653
^,*	Avid Bioservices Inc.	670,519	2,628
*	Tetraphase Pharmaceuticals Inc.	721,586	2,576
*	Fluidigm Corp.	429,183	2,558
*	Agenus Inc.	1,126,675	2,558
*	Seres Therapeutics Inc.	294,855	2,536
^,*	Galectin Therapeutics Inc.	395,955	2,518
^,*	Cohbar Inc.	378,132	2,477
^,*	Marinus Pharmaceuticals Inc.	347,250	2,455

26

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Veracyte Inc.	260,825	2,436
*	FONAR Corp.	90,717	2,409
^,*	Cue Biopharma Inc.	202,666	2,404
*	Aratana Therapeutics Inc.	561,516	2,386
^,*	BioDelivery Sciences International Inc.	792,131	2,337
^,*	Insys Therapeutics Inc.	321,140	2,325
^,*	PetIQ Inc.	84,580	2,272
^,*	Teligent Inc.	639,979	2,214
^,*	Palatin Technologies Inc.	2,204,905	2,138
^,*	Calyxt Inc.	114,374	2,135
*	InflaRx NV	65,995	2,128
^,*	Ampio Pharmaceuticals Inc.	965,468	2,124
*	Immune Design Corp.	461,740	2,101
^,*	Organovo Holdings Inc.	1,433,593	2,007
*	SeaSpine Holdings Corp.	158,922	2,006
^,*	Arcus Biosciences Inc.	163,489	2,001
^,*	VBI Vaccines Inc.	727,398	2,000
*	Aeglea BioTherapeutics Inc.	183,839	1,945
*	Catalyst Biosciences Inc.	162,911	1,901
*	Pfenex Inc.	348,733	1,887
^,*	Evolus Inc.	66,978	1,875
*	Quorum Health Corp.	374,225	1,871
*	Calithera Biosciences Inc.	372,022	1,860
^,*	NantHealth Inc.	561,730	1,859
*	Miragen Therapeutics Inc.	288,427	1,849
*	Syndax Pharmaceuticals Inc.	259,998	1,825
^,*	Zynerba Pharmaceuticals Inc.	186,481	1,816
^,*	NewLink Genetics Corp.	381,345	1,815
*	Ardelyx Inc.	488,019	1,806
*	Surface Oncology Inc.	109,663	1,789
^,*	Odonate Therapeutics Inc.	80,872	1,786
*	Neos Therapeutics Inc.	284,638	1,779
*	Ra Pharmaceuticals Inc.	176,346	1,755
*	Aldeyra Therapeutics Inc.	220,568	1,753
*	Chembio Diagnostics Inc.	157,238	1,745
*	XOMA Corp.	82,588	1,724
^,*	Selecta Biosciences Inc.	125,699	1,665
^,*	AcelRx Pharmaceuticals Inc.	491,609	1,659
*	Synlogic Inc.	167,247	1,644
*	Corvus Pharmaceuticals Inc.	147,346	1,618
^,*	Sophiris Bio Inc.	559,915	1,573
^,*	Conatus Pharmaceuticals Inc.	367,168	1,571
*	Eiger BioPharmaceuticals Inc.	125,834	1,535
*	MEI Pharma Inc.	388,861	1,532
	Psychemedics Corp.	78,603	1,512
^,*	Anavex Life Sciences Corp.	566,620	1,485
*	Otonomy Inc.	376,517	1,450
*	AAC Holdings Inc.	151,391	1,419
^,*	Spring Bank Pharmaceuticals Inc.	118,870	1,409
*	Genesis Healthcare Inc.	605,622	1,387
*	Infinity Pharmaceuticals Inc.	724,616	1,384
^,*	XBiotech Inc.	306,794	1,374
	Aceto Corp.	406,811	1,363
*	Bovie Medical Corp.	309,202	1,345
^,*	Adamis Pharmaceuticals Corp.	404,838	1,295
*	Mersana Therapeutics Inc.	72,196	1,289
*	ADMA Biologics Inc.	284,789	1,284
^,*	iRadimed Corp.	61,365	1,273
*	Mustang Bio Inc.	184,707	1,273
^,*	Gemphire Therapeutics Inc.	122,356	1,247
*	Orgenesis Inc.	143,392	1,240
*	Juniper Pharmaceuticals Inc.	140,749	1,224
^,*	ChromaDex Corp.	328,726	1,220
*	ContraFect Corp.	546,286	1,207

27

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^,*	HTG Molecular Diagnostics Inc.	370,013	1,206
*	Tocagen Inc.	127,927	1,195
*	Kala Pharmaceuticals Inc.	86,294	1,185
*	GTx Inc.	76,791	1,176
^,*	NantKwest Inc.	383,561	1,174
*	Aptevo Therapeutics Inc.	232,945	1,162
^,*	Ekso Bionics Holdings Inc.	637,133	1,140
*	OrthoPediatrics Corp.	42,222	1,125
^,*	Fortress Biotech Inc.	371,941	1,108
^,*	Protagonist Therapeutics Inc.	163,531	1,099
^,*	Riot Blockchain Inc.	171,949	1,090
^,*	Pulse Biosciences Inc.	70,686	1,070
*	Recro Pharma Inc.	201,968	1,014
^,*	Advaxis Inc.	691,777	1,003
^,*	Invuity Inc.	256,859	1,002
*	Trevena Inc.	688,797	992
^,*	Viveve Medical Inc.	363,040	987
*	Sienna Biopharmaceuticals Inc.	64,038	973
^,*	EyePoint Pharmaceuticals Inc.	461,536	960
^,*	Leap Therapeutics Inc.	105,558	950
^,*	Corindus Vascular Robotics Inc.	1,146,222	946
*	KemPharm Inc.	144,481	939
*	Sesen Bio Inc.	480,453	937
^,*	BrainStorm Cell Therapeutics Inc.	238,368	930
	Merrimack Pharmaceuticals Inc.	184,811	907
*	Celldex Therapeutics Inc.	1,798,640	906
	Tricida Inc.	30,100	900
^,*	Quanterix Corp.	62,471	897
*	Ophthotech Corp.	326,823	892
*	SCYNEXIS Inc.	541,623	888
*	IRIDEX Corp.	129,987	881
*	Allena Pharmaceuticals Inc.	66,866	871
*	Proteostasis Therapeutics Inc.	309,755	864
*	Aquinox Pharmaceuticals Inc.	321,821	853
*	Conformis Inc.	676,954	846
^,*	BioLife Solutions Inc.	72,740	830
*	Catabasis Pharmaceuticals Inc.	851,114	816
^,*	OncoSec Medical Inc.	584,725	807
*	Kiniksa Pharmaceuticals Ltd. Class A	45,150	783
*	Sunesis Pharmaceuticals Inc.	363,659	771
*	Applied Genetic Technologies Corp.	207,936	769
*	Menlo Therapeutics Inc.	94,216	765
*	Krystal Biotech Inc.	51,372	764
*	Unum Therapeutics Inc.	52,782	757
*	Novan Inc.	255,311	751
^,*	Cidara Therapeutics Inc.	139,986	728
*	Versartis Inc.	343,568	696
^,*	resTORbio Inc.	75,487	691
*	OncoMed Pharmaceuticals Inc.	287,555	664
	Kewaunee Scientific Corp.	18,304	658
^,*	Zosano Pharma Corp.	160,759	656
*	InfuSystem Holdings Inc.	183,833	653
*	Neurotrope Inc.	67,260	651
^,*	Bellerophon Therapeutics Inc.	266,693	645
*	Jounce Therapeutics Inc.	84,024	644
^,*	Genocea Biosciences Inc.	751,470	643
^,*	Axsome Therapeutics Inc.	197,614	632
^,*	Curis Inc.	360,860	624
^,*	ITUS Corp.	195,984	594
*	VIVUS Inc.	828,844	584
*	Histogenics Corp.	232,341	581
^,*	VolitionRX Ltd.	288,752	577
*	Celcuity Inc.	22,798	566
	Digirad Corp.	363,958	564

28

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^,*	Second Sight Medical Products Inc.	327,947	544
*	Sharps Compliance Corp.	144,455	533
*	Cumberland Pharmaceuticals Inc.	83,401	511
*	Ovid therapeutics Inc.	65,516	511
^,*	Heat Biologics Inc.	236,447	508
^,*	Rexahn Pharmaceuticals Inc.	359,304	507
*	Alimera Sciences Inc.	517,627	506
*	Icad Inc.	157,862	481
*	OvaScience Inc.	520,629	472
*	Actinium Pharmaceuticals Inc.	729,062	467
*	Aptinyx Inc.	18,942	458
^,*	Celsion Corp.	154,836	457
*	Evoke Pharma Inc.	182,231	456
^,*	UNITY Biotechnology Inc.	30,150	454
^,*	scPharmaceuticals Inc.	80,058	453
*	Avrobio Inc.	15,635	447
^,*	Asterias Biotherapeutics Inc. Class A	324,470	438
^,*	Imprimis Pharmaceuticals Inc.	191,701	422
*	Misonix Inc.	33,959	421
^,*	Moleculin Biotech Inc.	224,496	402
^,*	Matinas BioPharma Holdings Inc.	914,352	397
*	Molecular Templates Inc.	75,456	395
^,*	Capricor Therapeutics Inc.	294,197	394
*	Tracon Pharmaceuticals Inc.	145,455	393
*	Electromed Inc.	71,985	390
*	Bioxcel Therapeutics Inc.	42,321	389
^,*	Navidea Biopharmaceuticals Inc.	1,694,430	387
*	Champions Oncology Inc.	59,932	386
^,*	Obalon Therapeutics Inc.	173,018	372
*	Five Star Senior Living Inc.	235,990	354
^,*	BioPharmX Corp.	1,593,880	352
^,*	Medical Transcription Billing Corp.	89,380	346
^,*	Cerecor Inc.	77,992	338
*	Forty Seven Inc.	21,070	337
^,*	Synthetic Biologics Inc.	1,356,147	324
^,*	Opiant Pharmaceuticals Inc.	22,403	320
*	Tonix Pharmaceuticals Holding Corp.	71,919	320
^,*	Akers Biosciences Inc.	811,432	314
*	Eidos Therapeutics Inc.	15,074	307
^,*	Valeritas Holdings Inc.	228,091	306
^,*	Magenta Therapeutics Inc.	22,575	305
^,*	Edge Therapeutics Inc.	294,157	303
^,*	Myomo Inc.	101,985	302
*	Vical Inc.	261,746	301
^,*	CytRx Corp.	259,880	294
*	Arsanis Inc.	79,499	289
*	Vermillion Inc.	360,988	282
^,*	IsoRay Inc.	605,894	273
^,*	Lipocine Inc.	208,893	272
^,*	Egalet Corp.	629,134	265
*	Novus Therapeutics Inc.	37,690	264
^,*	Acer Therapeutics Inc.	12,211	264
*	Regulus Therapeutics Inc.	388,939	256
^,*	Aethlon Medical Inc.	197,510	253
*	Spero Therapeutics Inc.	17,115	251
^,*	VistaGen Therapeutics Inc.	180,375	247
^,*	Xtant Medical Holdings Inc.	44,170	245
*	Alphatec Holdings Inc.	80,444	240
^,*	AmpliPhi Biosciences Corp.	212,113	240
*	Neon Therapeutics Inc.	18,817	237
*	KalVista Pharmaceuticals Inc.	28,676	233
^,*	Fibrocell Science Inc.	80,874	219
^,*	Pernix Therapeutics Holdings Inc.	90,003	219
*	Aevi Genomic Medicine Inc.	194,525	216

29

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^,*	Interpace Diagnostics Group Inc.	241,321	215
*	Kezar Life Sciences Inc.	12,043	208
*	Proteon Therapeutics Inc.	81,784	200
^,*	Senestech Inc.	120,308	196
*	Scholar Rock Holding Corp.	12,064	188
^,*	Pulmatrix Inc.	415,907	187
*	Bioanalytical Systems Inc.	111,396	184
^,*	Neuralstem Inc.	165,532	184
*	Verrica Pharmaceuticals Inc.	9,039	178
^,*	Evelo Biosciences Inc.	15,065	178
^,*	TapImmune Inc.	18,694	176
^,*	Restoration Robotics Inc.	50,707	176
^,*	Aradigm Corp.	120,486	175
^,*	Co-Diagnostics Inc.	43,628	169
*	CAS Medical Systems Inc.	86,772	169
*	NanoViricides Inc.	380,907	168
^,*	CEL-SCI Corp.	175,528	161
*	aTyr Pharma Inc.	177,445	161
^,*	Cancer Genetics Inc.	179,351	160
^,*	Cyclacel Pharmaceuticals Inc.	106,172	151
^,*	Catasys Inc.	22,415	151
^,*	Yield10 Bioscience Inc.	103,390	146
^,*	vTv Therapeutics Inc. Class A	94,591	146
*	Alpine Immune Sciences Inc.	18,998	144
*	Xeris Pharmaceuticals Inc.	7,543	143
^,*	Sonoma Pharmaceuticals Inc.	57,676	143
*	Joint Corp.	16,925	138
^,*	DarioHealth Corp.	107,299	137
^,*	AquaBounty Technologies Inc.	41,207	137
*	Aileron Therapeutics Inc.	24,778	134
^,*	Oncocyte Corp.	52,472	134
	Translate Bio Inc.	10,545	133
^,*	Diffusion Pharmaceuticals Inc.	289,544	132
^,*	ContraVir Pharmaceuticals Inc.	96,535	125
*	Neuronetics Inc.	4,538	121
^,*	Pain Therapeutics Inc.	58,256	120
*	Agile Therapeutics Inc.	241,958	120
^	Biolase Inc.	97,373	118
*	Presbia plc	54,190	118
^,*	Bio-Path Holdings Inc.	78,343	117
^,*	Hemispherx Biopharma Inc.	361,415	116
*	Caladrius Biosciences Inc.	17,698	114
^,*	Precision Therapeutics Inc.	99,825	113
*	Flex Pharma Inc.	119,407	112
*	Streamline Health Solutions Inc.	74,072	109
^,*	MabVax Therapeutics Holdings Inc.	126,592	108
^,*	Ohr Pharmaceutical Inc.	531,931	104
	Vaxart Inc.	33,096	100
^,*	CorMedix Inc.	399,787	95
*	AzurRx BioPharma Inc.	29,214	94
^,*	Cellectar Biosciences Inc.	149,854	93
^,*	PAVmed Inc.	95,200	90
*	Chiasma Inc.	58,188	87
*	Alliqua BioMedical Inc.	41,300	85
^,*	Biocept Inc.	417,429	83
^,*	Onconova Therapeutics Inc.	199,098	81
*	Retractable Technologies Inc.	109,240	80
^,*	iBio Inc.	87,662	79
^,*	Tenax Therapeutics Inc.	12,200	77
*	Fulgent Genetics Inc.	18,060	75
*	SunLink Health Systems Inc.	57,952	75
^,*	Atossa Genetics Inc.	33,864	74
^,*	ImmunoCellular Therapeutics Ltd.	284,812	74
^,*	OpGen Inc.	41,396	74

30

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Wright Medical Group Inc. CVR	52,493	72
^,*	Apricus Biosciences Inc.	172,054	67
*	Citius Pharmaceuticals Inc.	27,063	62
*	Apollo Endosurgery Inc.	8,792	61
^,*	EyeGate Pharmaceuticals Inc.	114,949	61
^	Daxor Corp.	8,705	58
^,*	Soligenix Inc.	57,957	56
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	54
^,*	Oragenics Inc.	37,621	52
^,*	SELLAS Life Sciences Group Inc.	15,051	51
^,*	Amedica Corp.	52,791	50
*	Titan Pharmaceuticals Inc.	45,449	50
^,*	RXi Pharmaceuticals Corp.	25,660	50
^,*	Altimmune Inc.	107,453	48
^,*	Dare Bioscience Inc.	38,455	45
	Diversicare Healthcare Services Inc.	6,253	43
*	Avenue Therapeutics Inc.	11,161	40
^,*	Precipio Inc.	108,523	40
*	NovaBay Pharmaceuticals Inc.	15,439	39
^,*	Ritter Pharmaceuticals Inc.	14,030	36
^,*	Cleveland BioLabs Inc.	13,546	33
^,*	Strata Skin Sciences Inc.	16,012	33
^,*	Regional Health Properties Inc.	139,122	33
*	Pro-Dex Inc.	4,785	32
*	ImmuCell Corp.	4,700	32
*	Soleno Therapeutics Inc.	12,682	30
*	Allied Healthcare Products Inc.	11,560	28
*	NanoVibronix Inc.	5,700	28
^,*	Trovagene Inc.	35,109	27
*	Avanos Medical Inc.	458	26
^,*	Immune Pharmaceuticals Inc.	136,241	25
^,*	Cesca Therapeutics Inc.	58,940	24
^,*	ReShape Lifesciences Inc.	10,430	24
*	Xenetic Biosciences Inc.	5,425	22
*	CynergisTek Inc.	5,397	21
*	ARCA biopharma Inc.	38,180	21
^,*	InVivo Therapeutics Holdings Corp.	11,892	20
*	PLx Pharma Inc.	5,114	20
*	Ligand Pharmaceuticals Inc. Beta CVR	395,811	20
*	MYnd Analytics Inc.	10,797	20
*	Biomerica Inc.	4,518	18
*	American Shared Hospital Services	5,681	16
^,*	Cytori Therapeutics Inc.	9,597	14
*	Aytu BioScience Inc.	52,125	14
*	Sensus Healthcare Inc.	1,738	13
^,*	InspireMD Inc.	43,504	11
^,*	Oncobiologics Inc.	12,746	11
^,*	Evofem Biosciences Inc.	3,867	10
	ProPhase Labs Inc.	2,349	8
^,*	Achieve Life Sciences Inc.	1,755	7
*	Milestone Scientific Inc.	7,160	6
^,*	Avinger Inc.	2,800	5
*	Micron Solutions Inc.	1,204	4
*	Ligand Pharmaceuticals Inc. General CVR	395,811	4
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	3
*	Eyenovia Inc.	316	2
*	Jaguar Health Inc.	1	—
			7,905,369
Industrials (13.1%)
*	CoStar Group Inc.	474,614	195,840
	TransUnion	1,973,759	141,400
	IDEX Corp.	1,004,456	137,088
	Old Dominion Freight Line Inc.	894,307	133,216
*	XPO Logistics Inc.	1,314,623	131,699

31

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Spirit AeroSystems Holdings Inc. Class A	1,476,520	126,848
	Wabtec Corp.	1,121,840	110,591
*	Sensata Technologies Holding plc	2,241,880	106,669
*	HD Supply Holdings Inc.	2,407,446	103,255
	Graco Inc.	2,178,445	98,509
	Lennox International Inc.	482,553	96,583
	KAR Auction Services Inc.	1,760,154	96,456
*	Teledyne Technologies Inc.	471,994	93,955
	Owens Corning	1,430,768	90,668
	Carlisle Cos. Inc.	798,412	86,476
	Nordson Corp.	672,854	86,401
	Toro Co.	1,375,342	82,864
	BWX Technologies Inc.	1,300,632	81,055
*	JetBlue Airways Corp.	4,119,885	78,195
	Hexcel Corp.	1,166,996	77,465
	Donaldson Co. Inc.	1,713,894	77,331
*	WABCO Holdings Inc.	652,393	76,343
*	Middleby Corp.	724,399	75,642
	Hubbell Inc. Class B	711,909	75,277
	Watsco Inc.	418,828	74,669
	ManpowerGroup Inc.	860,080	74,018
	Lincoln Electric Holdings Inc.	807,835	70,896
	Curtiss-Wright Corp.	584,376	69,552
	Allison Transmission Holdings Inc.	1,700,504	68,853
*	AECOM	2,076,135	68,575
	Oshkosh Corp.	963,348	67,743
	Rollins Inc.	1,267,123	66,625
	Trinity Industries Inc.	1,929,505	66,105
	Knight-Swift Transportation Holdings Inc.	1,677,796	64,109
*	Genesee & Wyoming Inc. Class A	772,915	62,853
	Acuity Brands Inc.	533,658	61,835
	Landstar System Inc.	551,593	60,234
	Dun & Bradstreet Corp.	484,853	59,467
	ITT Inc.	1,132,914	59,217
	EMCOR Group Inc.	770,844	58,723
*	Kirby Corp.	701,479	58,644
	Woodward Inc.	727,661	55,928
	HEICO Corp. Class A	901,302	54,934
	Crane Co.	671,192	53,783
	Brink's Co.	666,268	53,135
*	nVent Electric plc	2,094,843	52,581
	Air Lease Corp. Class A	1,246,719	52,325
	AGCO Corp.	857,287	52,054
	MSC Industrial Direct Co. Inc. Class A	593,200	50,333
*	ASGN Inc.	643,624	50,325
	Ryder System Inc.	696,748	50,068
*	USG Corp.	1,142,227	49,253
*	Trex Co. Inc.	775,571	48,543
*	KLX Inc.	669,663	48,149
*	Axon Enterprise Inc.	755,461	47,730
	Regal Beloit Corp.	571,475	46,747
	Insperity Inc.	488,814	46,560
	Korn/Ferry International	741,707	45,934
	Macquarie Infrastructure Corp.	1,052,415	44,412
*	SiteOne Landscape Supply Inc.	528,147	44,349
	Valmont Industries Inc.	291,524	43,947
*	MasTec Inc.	856,934	43,489
	MSA Safety Inc.	445,747	42,943
*	Armstrong World Industries Inc.	674,520	42,630
	Tetra Tech Inc.	727,904	42,582
*	Generac Holdings Inc.	808,772	41,838
	Deluxe Corp.	630,902	41,772
*	RBC Bearings Inc.	323,241	41,637
	EnerSys	555,925	41,494

32

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Healthcare Services Group Inc.	958,786	41,410
*	Welbilt Inc.	1,828,146	40,786
	HEICO Corp.	556,598	40,593
*	Rexnord Corp.	1,373,726	39,920
*	Colfax Corp.	1,296,606	39,741
	Terex Corp.	932,666	39,349
*	Proto Labs Inc.	329,886	39,240
	Timken Co.	899,599	39,178
*	Univar Inc.	1,488,119	39,048
*	Dycom Industries Inc.	409,768	38,727
	Kennametal Inc.	1,069,359	38,390
	Hillenbrand Inc.	808,836	38,137
*	Beacon Roofing Supply Inc.	891,992	38,017
	GATX Corp.	503,211	37,353
	John Bean Technologies Corp.	419,922	37,331
*	Clean Harbors Inc.	668,965	37,161
	Barnes Group Inc.	626,282	36,888
	SkyWest Inc.	690,078	35,815
	Applied Industrial Technologies Inc.	510,058	35,781
	UniFirst Corp.	198,931	35,191
*	Navistar International Corp.	859,931	35,016
*	WESCO International Inc.	610,073	34,835
	Simpson Manufacturing Co. Inc.	549,612	34,180
	Moog Inc. Class A	429,343	33,472
	KBR Inc.	1,861,742	33,362
	Exponent Inc.	688,928	33,275
	Granite Construction Inc.	594,637	33,098
*	Spirit Airlines Inc.	891,654	32,412
	AMERCO	87,910	31,309
*	TriNet Group Inc.	544,069	30,435
*	Avis Budget Group Inc.	930,460	30,240
*	FTI Consulting Inc.	491,785	29,743
	Universal Forest Products Inc.	807,318	29,564
*	Aerojet Rocketdyne Holdings Inc.	995,004	29,343
	Watts Water Technologies Inc. Class A	369,555	28,973
	Covanta Holding Corp.	1,726,217	28,483
	Mobile Mini Inc.	591,790	27,755
*	Saia Inc.	341,731	27,629
*	Builders FirstSource Inc.	1,496,289	27,367
*	Gardner Denver Holdings Inc.	928,542	27,290
	Herman Miller Inc.	780,345	26,454
*	Masonite International Corp.	367,822	26,428
*	WageWorks Inc.	522,269	26,113
	Kaman Corp.	370,923	25,850
*	Esterline Technologies Corp.	346,126	25,544
*	JELD-WEN Holding Inc.	890,291	25,453
*	MRC Global Inc.	1,170,996	25,375
	Matthews International Corp. Class A	427,541	25,139
	ABM Industries Inc.	854,197	24,925
*	Chart Industries Inc.	402,556	24,830
	Brady Corp. Class A	643,738	24,816
*	SPX FLOW Inc.	560,073	24,514
	Hawaiian Holdings Inc.	678,528	24,393
	Mueller Water Products Inc. Class A	2,073,921	24,306
*	Mercury Systems Inc.	635,839	24,200
*	Meritor Inc.	1,168,994	24,046
*	Atlas Air Worldwide Holdings Inc.	335,332	24,043
*	Harsco Corp.	1,069,074	23,627
	Franklin Electric Co. Inc.	518,959	23,405
	Albany International Corp.	388,355	23,360
	Actuant Corp. Class A	795,849	23,358
	Forward Air Corp.	392,342	23,180
	Allegiant Travel Co. Class A	166,269	23,103
	Comfort Systems USA Inc.	494,683	22,656

33

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Mueller Industries Inc.	759,673	22,418
*	Hub Group Inc. Class A	443,000	22,061
	Werner Enterprises Inc.	581,832	21,848
	Matson Inc.	564,221	21,655
	HNI Corp.	573,916	21,350
	Cubic Corp.	331,000	21,250
*	Herc Holdings Inc.	374,226	21,084
	Pitney Bowes Inc.	2,441,784	20,926
	McGrath RentCorp	321,158	20,320
	ESCO Technologies Inc.	349,515	20,167
	AAR Corp.	429,207	19,954
*	SPX Corp.	569,045	19,945
*	Aerovironment Inc.	278,835	19,917
	ACCO Brands Corp.	1,429,824	19,803
	Greenbrier Cos. Inc.	368,854	19,457
	US Ecology Inc.	296,984	18,918
	Federal Signal Corp.	811,694	18,904
*	NOW Inc.	1,415,292	18,866
	Triton International Ltd.	612,417	18,777
	Tennant Co.	237,157	18,735
*	Rush Enterprises Inc. Class A	430,583	18,679
	EnPro Industries Inc.	266,656	18,653
	Interface Inc. Class A	801,413	18,392
	Sun Hydraulics Corp.	380,330	18,328
	Raven Industries Inc.	476,256	18,312
*	TriMas Corp.	617,412	18,152
	Apogee Enterprises Inc.	376,000	18,112
*	Patrick Industries Inc.	317,037	18,024
	ICF International Inc.	251,019	17,835
	Standex International Corp.	173,142	17,695
	AAON Inc.	530,892	17,652
	Altra Industrial Motion Corp.	394,608	17,008
*	American Woodmark Corp.	185,454	16,978
*	CBIZ Inc.	734,320	16,889
*	BMC Stock Holdings Inc.	806,998	16,826
*	Hertz Global Holdings Inc.	1,096,573	16,821
*	Gibraltar Industries Inc.	419,503	15,731
*	Continental Building Products Inc.	498,503	15,728
	H&E Equipment Services Inc.	413,447	15,550
	ArcBest Corp.	339,799	15,529
	Advanced Drainage Systems Inc.	543,335	15,512
	Steelcase Inc. Class A	1,139,681	15,386
*	Evoqua Water Technologies Corp.	749,059	15,356
	Astec Industries Inc.	255,743	15,293
	AZZ Inc.	346,268	15,045
	Viad Corp.	276,335	14,991
	Aircastle Ltd.	721,617	14,793
	Douglas Dynamics Inc.	305,663	14,672
	Primoris Services Corp.	534,064	14,543
	Wabash National Corp.	770,581	14,379
	Kadant Inc.	148,566	14,285
*	Advanced Disposal Services Inc.	562,247	13,932
	Knoll Inc.	669,409	13,930
*	Air Transport Services Group Inc.	613,382	13,856
*	PGT Innovations Inc.	663,623	13,837
	Lindsay Corp.	142,074	13,780
*	Navigant Consulting Inc.	610,998	13,528
*	TrueBlue Inc.	501,186	13,507
	Encore Wire Corp.	277,938	13,188
*	Casella Waste Systems Inc. Class A	507,582	12,999
^	ADT Inc.	1,493,441	12,918
*	Kratos Defense & Security Solutions Inc.	1,122,320	12,918
	Triumph Group Inc.	654,519	12,829
*	Milacron Holdings Corp.	669,336	12,671

34

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Heartland Express Inc.	670,307	12,434
	Marten Transport Ltd.	525,616	12,326
*	Huron Consulting Group Inc.	294,994	12,065
	Manitowoc Co. Inc.	466,484	12,063
	Multi-Color Corp.	183,767	11,881
	Columbus McKinnon Corp.	273,251	11,848
	Alamo Group Inc.	127,913	11,558
*	Sunrun Inc.	878,124	11,547
*	NCI Building Systems Inc.	544,928	11,444
*	CSW Industrials Inc.	216,192	11,426
*	GMS Inc.	420,001	11,378
*	SP Plus Corp.	305,122	11,351
	Schneider National Inc. Class B	397,888	10,946
	Kforce Inc.	311,779	10,694
*	Atkore International Group Inc.	512,457	10,644
*	Thermon Group Holdings Inc.	454,313	10,390
*	Aegion Corp. Class A	401,937	10,350
*	Lydall Inc.	233,879	10,209
*	Echo Global Logistics Inc.	347,103	10,153
	Briggs & Stratton Corp.	574,665	10,120
*	Tutor Perini Corp.	522,891	9,647
	CIRCOR International Inc.	260,765	9,638
*	Vicor Corp.	219,164	9,545
	Barrett Business Services Inc.	97,204	9,387
	Kelly Services Inc. Class A	413,786	9,290
	Gorman-Rupp Co.	263,785	9,232
*	Wesco Aircraft Holdings Inc.	813,968	9,157
	Global Brass & Copper Holdings Inc.	290,158	9,096
^,*	Team Inc.	391,091	9,034
	Heidrick & Struggles International Inc.	257,570	9,015
	GrafTech International Ltd.	489,514	8,806
	National Presto Industries Inc.	70,054	8,687
*	Gates Industrial Corp. plc	522,335	8,498
	DMC Global Inc.	189,207	8,495
	Quad/Graphics Inc.	403,695	8,409
	Quanex Building Products Corp.	467,281	8,388
	Hyster-Yale Materials Handling Inc.	129,221	8,302
*	Astronics Corp.	230,548	8,293
	Insteel Industries Inc.	246,460	8,232
	Kimball International Inc. Class B	505,472	8,168
*	DXP Enterprises Inc.	210,621	8,046
	Argan Inc.	193,550	7,926
	Griffon Corp.	442,009	7,868
*	MYR Group Inc.	219,901	7,798
*	NV5 Global Inc.	107,518	7,451
*	Engility Holdings Inc.	238,142	7,297
	Ennis Inc.	350,763	7,138
	LSC Communications Inc.	453,564	7,103
	Titan International Inc.	660,643	7,089
	NN Inc.	370,093	6,995
*	Nexeo Solutions Inc.	763,018	6,966
	Spartan Motors Inc.	458,349	6,921
	Resources Connection Inc.	409,481	6,920
^,*	Willscot Corp.	462,715	6,848
^,*	Enphase Energy Inc.	1,009,604	6,795
	Essendant Inc.	504,561	6,670
*	Daseke Inc.	656,120	6,515
	REV Group Inc.	370,294	6,299
*	Veritiv Corp.	148,699	5,926
	CRA International Inc.	113,513	5,777
^,*	Plug Power Inc.	2,826,828	5,710
^,*	KeyW Holding Corp.	647,121	5,656
	Omega Flex Inc.	70,377	5,568
*	InnerWorkings Inc.	634,503	5,514

35

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	VSE Corp.	114,569	5,474
*	TPI Composites Inc.	182,216	5,328
	RR Donnelley & Sons Co.	918,458	5,290
*	Covenant Transportation Group Inc. Class A	164,351	5,177
	Forrester Research Inc.	122,539	5,141
^,*	Babcock & Wilcox Enterprises Inc.	2,126,602	5,061
*	Great Lakes Dredge & Dock Corp.	944,492	4,959
*	CAI International Inc.	208,125	4,837
*	Vectrus Inc.	153,431	4,729
*	Ducommun Inc.	140,440	4,647
	Allied Motion Technologies Inc.	96,306	4,611
*	Sterling Construction Co. Inc.	345,144	4,497
	Park-Ohio Holdings Corp.	120,272	4,486
*	Mistras Group Inc.	236,235	4,460
*	YRC Worldwide Inc.	443,490	4,457
	Powell Industries Inc.	126,877	4,419
*	Armstrong Flooring Inc.	311,377	4,372
*	Franklin Covey Co.	166,663	4,092
*	BlueLinx Holdings Inc.	106,772	4,007
	American Railcar Industries Inc.	100,962	3,986
*	GP Strategies Corp.	225,835	3,975
*	Heritage-Crystal Clean Inc.	196,705	3,954
*	Titan Machinery Inc.	252,963	3,934
	Miller Industries Inc.	148,592	3,797
^,*	Energy Recovery Inc.	461,896	3,732
	Hurco Cos. Inc.	83,303	3,728
^,*	Energous Corp.	249,367	3,698
*	Blue Bird Corp.	147,364	3,294
*	Orion Group Holdings Inc.	394,227	3,256
*	Hill International Inc.	538,001	3,174
*	Willdan Group Inc.	100,527	3,113
*	LB Foster Co. Class A	134,904	3,096
	FreightCar America Inc.	178,622	2,999
	Graham Corp.	116,147	2,998
*	HC2 Holdings Inc.	512,379	2,997
	Preformed Line Products Co.	33,664	2,989
*	Northwest Pipe Co.	152,655	2,957
*	Foundation Building Materials Inc.	187,946	2,891
*	Ameresco Inc. Class A	236,638	2,840
*	Genco Shipping & Trading Ltd.	181,854	2,819
*	Acacia Research Corp.	677,809	2,813
*	BrightView Holdings Inc.	127,975	2,809
*	Twin Disc Inc.	112,935	2,803
*	Sparton Corp.	145,547	2,764
*	USA Truck Inc.	115,080	2,701
	Universal Logistics Holdings Inc.	101,885	2,674
*	Commercial Vehicle Group Inc.	359,376	2,638
	BG Staffing Inc.	106,740	2,482
	Eastern Co.	83,819	2,351
	CECO Environmental Corp.	371,914	2,284
*	Manitex International Inc.	173,626	2,167
*	Lawson Products Inc.	85,061	2,071
*	Willis Lease Finance Corp.	64,531	2,039
*	General Finance Corp.	143,933	1,950
*	Construction Partners Inc. Class A	146,900	1,935
*	Gencor Industries Inc.	115,798	1,870
*	Rush Enterprises Inc. Class B	42,494	1,865
	LSI Industries Inc.	347,535	1,856
*	Xerium Technologies Inc.	136,560	1,808
*	IES Holdings Inc.	107,279	1,797
^,*	Vivint Solar Inc.	352,264	1,744
*	Radiant Logistics Inc.	437,565	1,711
*	Astronics Corp. Class B	47,596	1,702
^,*	American Superconductor Corp.	233,904	1,637

36

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	FTE Networks Inc.	82,837	1,599
*	PAM Transportation Services Inc.	32,175	1,511
^,*	FuelCell Energy Inc.	1,141,919	1,507
*	Infrastructure and Energy Alternatives Inc.	157,400	1,465
*	CPI Aerostructures Inc.	132,862	1,395
*	Transcat Inc.	72,813	1,376
*	Houston Wire & Cable Co.	154,920	1,317
*	Goldfield Corp.	302,912	1,287
^,*	Aqua Metals Inc.	434,030	1,250
^,*	Huttig Building Products Inc.	247,746	1,177
*	NL Industries Inc.	135,037	1,175
*	Arotech Corp.	307,745	1,154
^	EnviroStar Inc.	28,250	1,138
^,*	Hudson Technologies Inc.	511,921	1,029
^,*	Capstone Turbine Corp.	704,978	1,008
^,*	ExOne Co.	135,359	958
*	ARC Document Solutions Inc.	529,568	937
*	Tecogen Inc.	235,717	877
*	Roadrunner Transportation Systems Inc.	410,992	859
*	Ultralife Corp.	86,313	829
*	Performant Financial Corp.	350,763	754
^,*	Odyssey Marine Exploration Inc.	78,844	654
^,*	Revolution Lighting Technologies Inc.	156,315	630
*	Perma-Pipe International Holdings Inc.	63,262	592
^,*	Red Violet Inc.	67,422	580
*	Alpha Pro Tech Ltd.	166,676	558
	Ecology and Environment Inc.	40,958	510
*	Mastech Digital Inc.	30,317	488
	RCM Technologies Inc.	90,641	448
*	Perma-Fix Environmental Services	86,290	388
*	Jewett-Cameron Trading Co. Ltd.	47,528	380
*	Taylor Devices Inc.	36,095	370
*	Volt Information Sciences Inc.	98,513	335
*	Broadwind Energy Inc.	137,005	323
*	Innovative Solutions & Support Inc.	110,868	323
*	Patriot Transportation Holding Inc.	13,915	299
*	Air T Inc.	8,896	298
^,*	Lightbridge Corp.	296,381	296
*	LiqTech International Inc.	380,844	284
^,*	Intersections Inc.	136,189	276
	Acme United Corp.	12,007	249
^,*	Sunworks Inc.	219,815	246
*	Jason Industries Inc.	106,086	246
*	I3 Verticals Inc. Class A	15,053	229
^,*	DPW Holdings Inc.	415,885	225
	LS Starrett Co. Class A	34,285	219
*	Hudson Global Inc.	116,459	189
^,*	Astrotech Corp.	58,922	183
*	Fuel Tech Inc.	169,040	183
	Servotronics Inc.	19,902	182
*	SIFCO Industries Inc.	33,067	178
*	Air Industries Group	97,416	175
^,*	Pangaea Logistics Solutions Ltd.	57,961	174
^,*	Orion Energy Systems Inc.	158,091	174
*	Polar Power Inc.	26,498	162
*	Cemtrex Inc.	72,541	152
^,*	Marathon Patent Group Inc.	161,721	149
*	ASV Holdings Inc.	25,220	146
*	Document Security Systems Inc.	111,407	143
*	Limbach Holdings Inc.	11,049	131
*	Energy Focus Inc.	63,455	121
^,*	Ocean Power Technologies Inc.	138,960	118
*	DLH Holdings Corp.	20,750	114
*	Copart Inc.	1,898	107

37

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^,*	Ideal Power Inc.	95,702	101
^,*	American Electric Technologies Inc.	80,860	101
^,*	ShiftPixy Inc.	36,917	96
	Chicago Rivet & Machine Co.	2,905	94
^,*	Spherix Inc.	88,138	93
*	Pioneer Power Solutions Inc.	17,498	90
*	Industrial Services of America Inc.	43,054	89
*	US Xpress Enterprises Inc. Class A	5,350	81
^,*	EnSync Inc.	211,783	77
^,*	Sigma Labs Inc.	70,539	66
^,*	Real Goods Solar Inc. Class A	109,768	63
^,*	GEE Group Inc.	27,139	62
*	SG Blocks Inc.	11,720	62
*	AMREP Corp.	5,318	38
^,*	Attis Industries Inc.	82,465	31
^,*	Micronet Enertec Technologies Inc.	20,450	23
	Virco Manufacturing Corp.	4,875	22
	WSI Industries Inc.	3,699	19
*	Continental Materials Corp.	1,122	18
	Espey Manufacturing & Electronics Corp.	666	18
	CompX International Inc.	957	13
*	ARC Group Worldwide Inc.	4,635	11
*	Art's-Way Manufacturing Co. Inc.	4,243	11
^,*	Tel-Instrument Electronics Corp.	3,304	11
^,*	Staffing 360 Solutions Inc.	7,273	10
*	Command Security Corp.	5,565	9
*	Quest Resource Holding Corp.	3,589	7
*	Hebron Technology Co. Ltd. Class A	1,116	2
*,2	CIL&D LLC	36,800	—
			8,783,602
Information Technology (18.6%)
*	ServiceNow Inc.	2,314,219	399,133
*	Worldpay Inc. Class A	3,893,751	318,431
*	Palo Alto Networks Inc.	1,205,679	247,731
*	Square Inc.	3,778,011	232,877
*	Workday Inc. Class A	1,907,715	231,062
*	Dell Technologies Inc. Class V	2,615,782	221,243
	Maxim Integrated Products Inc.	3,643,119	213,705
*	Splunk Inc.	1,888,800	187,199
*	Arista Networks Inc.	624,801	160,880
	CDW Corp.	1,989,567	160,737
*	IAC/InterActiveCorp	1,024,149	156,172
*	Keysight Technologies Inc.	2,453,922	144,855
*	GoDaddy Inc. Class A	2,037,419	143,842
*	PTC Inc.	1,521,557	142,737
	SS&C Technologies Holdings Inc.	2,627,225	136,353
^,*	VMware Inc. Class A	906,228	133,188
	Jack Henry & Associates Inc.	1,008,644	131,487
*	ON Semiconductor Corp.	5,617,027	124,895
*	GrubHub Inc.	1,176,782	123,456
*	First Data Corp. Class A	5,800,408	121,403
	Marvell Technology Group Ltd.	5,657,766	121,302
*	Fortinet Inc.	1,891,250	118,071
	Leidos Holdings Inc.	1,855,140	109,453
*	Trimble Inc.	3,266,399	107,269
	CDK Global Inc.	1,615,321	105,077
*	Tyler Technologies Inc.	468,519	104,058
	Cognex Corp.	2,276,838	101,570
*	Zebra Technologies Corp.	704,020	100,851
*	WEX Inc.	524,342	99,877
*	Black Knight Inc.	1,841,749	98,626
*	Ultimate Software Group Inc.	379,181	97,567
	Teradyne Inc.	2,499,900	95,171
*	Guidewire Software Inc.	1,047,266	92,976

38

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^,*	Zillow Group Inc.	1,507,027	89,005
*	Tableau Software Inc. Class A	892,459	87,238
*	Arrow Electronics Inc.	1,156,651	87,073
*	Aspen Technology Inc.	938,039	86,994
	Booz Allen Hamilton Holding Corp. Class A	1,883,604	82,370
*	EPAM Systems Inc.	660,829	82,161
	Sabre Corp.	3,295,965	81,213
*	Cavium Inc.	921,867	79,741
*	Proofpoint Inc.	664,204	76,589
*	Fair Isaac Corp.	388,387	75,083
*	Zendesk Inc.	1,377,406	75,055
	Littelfuse Inc.	328,157	74,879
*	CommScope Holding Co. Inc.	2,516,263	73,487
	Cypress Semiconductor Corp.	4,710,431	73,388
	LogMeIn Inc.	680,690	70,281
	MKS Instruments Inc.	713,376	68,270
	Monolithic Power Systems Inc.	507,806	67,878
	Avnet Inc.	1,535,119	65,841
	Blackbaud Inc.	634,126	64,966
	Entegris Inc.	1,867,075	63,294
*	Teradata Corp.	1,574,677	63,223
*	2U Inc.	754,090	63,012
*	Paycom Software Inc.	636,454	62,901
	Jabil Inc.	2,262,513	62,581
*	RingCentral Inc. Class A	872,261	61,364
*	Etsy Inc.	1,421,238	59,962
	National Instruments Corp.	1,426,257	59,874
*	HubSpot Inc.	474,788	59,538
	Genpact Ltd.	1,971,892	57,047
*	New Relic Inc.	563,919	56,725
*	Silicon Laboratories Inc.	564,731	56,247
*	First Solar Inc.	1,064,924	56,079
*	ARRIS International plc	2,289,201	55,960
*	Euronet Worldwide Inc.	667,523	55,918
	j2 Global Inc.	643,443	55,729
*	CoreLogic Inc.	1,069,496	55,507
*	Cree Inc.	1,328,841	55,240
*	Stamps.com Inc.	217,476	55,032
*	CACI International Inc. Class A	325,933	54,936
*	Integrated Device Technology Inc.	1,683,532	53,671
	MAXIMUS Inc.	863,380	53,625
	Versum Materials Inc.	1,442,310	53,582
*	Twilio Inc. Class A	941,654	52,751
*	RealPage Inc.	942,610	51,938
*	Coherent Inc.	327,438	51,218
	Dolby Laboratories Inc. Class A	828,046	51,082
*	Okta Inc.	988,100	49,771
*	Nuance Communications Inc.	3,576,375	49,658
*	Ciena Corp.	1,857,236	49,235
*	Nutanix Inc.	943,150	48,638
^,*	Lumentum Holdings Inc.	821,306	47,554
*	Conduent Inc.	2,598,776	47,220
	Universal Display Corp.	547,809	47,112
^,*	ViaSat Inc.	716,114	47,063
*	Ellie Mae Inc.	449,866	46,714
*	NCR Corp.	1,555,982	46,648
	Science Applications International Corp.	560,828	45,388
^,*	Snap Inc.	3,351,406	43,870
*	Box Inc.	1,679,589	41,973
*	Semtech Corp.	870,735	40,968
*	Zynga Inc. Class A	10,061,651	40,951
*	Manhattan Associates Inc.	869,458	40,873
	Vishay Intertechnology Inc.	1,741,009	40,391
*	Yelp Inc. Class A	1,004,619	39,361

39

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Perspecta Inc.	1,843,497	37,884
*	ACI Worldwide Inc.	1,524,554	37,611
*	Verint Systems Inc.	845,559	37,501
*	Tech Data Corp.	455,697	37,422
	SYNNEX Corp.	386,308	37,283
*	Pure Storage Inc. Class A	1,558,002	37,205
	InterDigital Inc.	459,629	37,184
*	FireEye Inc.	2,376,259	36,571
	Cabot Microelectronics Corp.	338,337	36,392
*	CommVault Systems Inc.	552,458	36,379
*	Qualys Inc.	429,464	36,204
*	Zillow Group Inc. Class A	576,882	34,469
	Plantronics Inc.	441,603	33,672
*	VeriFone Systems Inc.	1,461,574	33,353
*	Cornerstone OnDemand Inc.	692,306	32,836
*	Envestnet Inc.	589,261	32,380
	Belden Inc.	527,147	32,219
^,*	Match Group Inc.	825,573	31,983
*	NetScout Systems Inc.	1,063,842	31,596
*	II-VI Inc.	721,689	31,357
*	Viavi Solutions Inc.	3,017,043	30,895
	Travelport Worldwide Ltd.	1,663,154	30,835
*	Cirrus Logic Inc.	793,194	30,403
*	Advanced Energy Industries Inc.	522,825	30,371
	Brooks Automation Inc.	923,610	30,128
*	Acxiom Corp.	994,682	29,791
	Convergys Corp.	1,214,204	29,675
	Power Integrations Inc.	394,599	28,825
*	EchoStar Corp. Class A	644,424	28,612
^,*	Trade Desk Inc. Class A	299,807	28,122
*	Avaya Holdings Corp.	1,367,414	27,458
*	Itron Inc.	455,463	27,351
^,*	Finisar Corp.	1,508,072	27,145
*	Rogers Corp.	241,626	26,932
*	Cars.com Inc.	940,294	26,695
*	Novanta Inc.	426,983	26,601
	Pegasystems Inc.	481,852	26,405
*	Sanmina Corp.	896,745	26,275
*	Pandora Media Inc.	3,302,096	26,020
*	NETGEAR Inc.	416,090	26,006
*	ExlService Holdings Inc.	454,012	25,702
*	Q2 Holdings Inc.	446,273	25,460
*	Plexus Corp.	426,616	25,401
*	Five9 Inc.	729,835	25,230
*	8x8 Inc.	1,222,482	24,511
*	Anixter International Inc.	383,783	24,293
	Progress Software Corp.	618,667	24,017
*	SolarEdge Technologies Inc.	501,256	23,985
^,*	Ubiquiti Networks Inc.	282,996	23,975
*	Bottomline Technologies de Inc.	462,443	23,044
*	Blucora Inc.	616,739	22,819
*	Synaptics Inc.	451,960	22,765
*	Insight Enterprises Inc.	464,193	22,713
	Ebix Inc.	292,380	22,294
*	Coupa Software Inc.	357,684	22,262
	TiVo Corp.	1,636,141	22,006
*	Blackline Inc.	506,276	21,988
*	TTM Technologies Inc.	1,222,604	21,554
*	Paylocity Holding Corp.	362,243	21,322
	Kulicke & Soffa Industries Inc.	876,479	20,878
^,*	3D Systems Corp.	1,494,537	20,640
*	Imperva Inc.	420,420	20,285
*	Oclaro Inc.	2,247,062	20,066
*	Dropbox Inc. Class A	617,836	20,030

40

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Infinera Corp.	2,001,645	19,876
	Methode Electronics Inc.	489,096	19,711
*	Varonis Systems Inc.	263,638	19,641
*	Electronics For Imaging Inc.	599,225	19,511
*	GTT Communications Inc.	431,247	19,406
	ManTech International Corp. Class A	345,714	18,544
*	Inphi Corp.	564,121	18,396
*	Rambus Inc.	1,459,932	18,308
*	Fabrinet	495,607	18,283
	CSG Systems International Inc.	442,795	18,097
*	Knowles Corp.	1,182,538	18,093
	Benchmark Electronics Inc.	617,448	17,999
*	Virtusa Corp.	366,750	17,853
*	ePlus Inc.	188,079	17,698
	Badger Meter Inc.	395,510	17,679
*	Diodes Inc.	509,366	17,558
	EVERTEC Inc.	794,080	17,351
^,*	Yext Inc.	878,763	16,995
*	SPS Commerce Inc.	231,032	16,976
*	OSI Systems Inc.	218,123	16,867
*	Web.com Group Inc.	646,393	16,709
*	Syntel Inc.	516,533	16,576
*	Instructure Inc.	379,319	16,140
*	MicroStrategy Inc. Class A	124,581	15,915
*	KEMET Corp.	650,483	15,709
*	MongoDB Inc.	314,873	15,627
*	Apptio Inc. Class A	428,197	15,501
*	LivePerson Inc.	729,988	15,403
*	Sykes Enterprises Inc.	532,491	15,325
*	Hortonworks Inc.	832,656	15,171
^,*	Fitbit Inc. Class A	2,317,754	15,135
*	SailPoint Technologies Holding Inc.	613,635	15,059
	CTS Corp.	417,071	15,015
*	Rapid7 Inc.	526,843	14,867
*	Cloudera Inc.	1,088,557	14,848
^,*	DocuSign Inc.	279,904	14,821
*	MINDBODY Inc. Class A	382,707	14,772
*	Cardtronics plc Class A	609,598	14,740
*	Amkor Technology Inc.	1,685,510	14,479
*	ScanSource Inc.	342,928	13,820
*	PROS Holdings Inc.	375,428	13,729
	NIC Inc.	877,431	13,644
*	Alarm.com Holdings Inc.	331,969	13,405
*	Cray Inc.	536,922	13,208
*	Quotient Technology Inc.	999,187	13,089
*	FormFactor Inc.	960,181	12,770
*	Perficient Inc.	482,501	12,724
*	MaxLinear Inc.	811,261	12,648
*	Rudolph Technologies Inc.	426,914	12,637
	MTS Systems Corp.	239,108	12,589
^,*	MACOM Technology Solutions Holdings Inc.	540,135	12,445
*	FARO Technologies Inc.	224,394	12,196
^	Diebold Nixdorf Inc.	1,010,475	12,075
^,*	Alteryx Inc. Class A	315,779	12,050
*	Pivotal Software Inc. Class A	491,440	11,927
*	Super Micro Computer Inc.	498,198	11,782
*	Altair Engineering Inc. Class A	343,394	11,737
*	Shutterstock Inc.	245,394	11,646
^,*	Applied Optoelectronics Inc.	257,736	11,572
*	Extreme Networks Inc.	1,441,930	11,478
*	Nanometrics Inc.	322,205	11,409
*	CalAmp Corp.	484,594	11,354
	Monotype Imaging Holdings Inc.	559,242	11,353
*	Lattice Semiconductor Corp.	1,653,250	10,845

41

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Everbridge Inc.	228,198	10,821
^,*	ANGI Homeservices Inc. Class A	699,734	10,762
	Xperi Corp.	647,737	10,429
*	Benefitfocus Inc.	308,407	10,362
*	TrueCar Inc.	1,024,940	10,342
*	Endurance International Group Holdings Inc.	1,034,015	10,288
	Comtech Telecommunications Corp.	321,465	10,248
*	Xcerra Corp.	726,035	10,143
*	Carbonite Inc.	287,989	10,051
*	USA Technologies Inc.	706,588	9,892
*	XO Group Inc.	305,379	9,772
	ADTRAN Inc.	657,388	9,762
*	Cision Ltd.	652,111	9,749
*	Ceridian HCM Holding Inc.	292,465	9,707
	Mesa Laboratories Inc.	45,103	9,520
	Cohu Inc.	383,678	9,404
*	Glu Mobile Inc.	1,442,145	9,244
*	ForeScout Technologies Inc.	269,356	9,228
	Cass Information Systems Inc.	132,812	9,140
*	Veeco Instruments Inc.	639,601	9,114
^,*	Unisys Corp.	701,525	9,050
^,*	Acacia Communications Inc.	259,644	9,038
*	CEVA Inc.	297,450	8,983
*	Appfolio Inc.	146,311	8,947
	AVX Corp.	557,974	8,743
*	Axcelis Technologies Inc.	426,936	8,453
*	Ultra Clean Holdings Inc.	507,170	8,419
	NVE Corp.	68,246	8,311
*	Workiva Inc.	337,041	8,224
*	TechTarget Inc.	268,605	7,628
*	Photronics Inc.	935,714	7,462
*	OneSpan Inc.	378,437	7,436
*	Electro Scientific Industries Inc.	453,284	7,148
	TTEC Holdings Inc.	200,808	6,938
^,*	Zscaler Inc.	188,307	6,732
	QAD Inc. Class A	132,551	6,647
*	Pluralsight Inc. Class A	271,831	6,646
*	Limelight Networks Inc.	1,485,357	6,640
*	Kimball Electronics Inc.	362,009	6,625
*	Everi Holdings Inc.	916,519	6,599
*	Control4 Corp.	270,982	6,588
*	Vishay Precision Group Inc.	168,841	6,441
*	QuinStreet Inc.	503,199	6,391
	Park Electrochemical Corp.	275,526	6,389
^,*	Appian Corp. Class A	175,730	6,354
	Systemax Inc.	184,736	6,342
*	Model N Inc.	329,857	6,135
^,*	SunPower Corp. Class A	797,206	6,115
*	Immersion Corp.	393,892	6,082
	Switch Inc.	480,422	5,847
	Hackett Group Inc.	363,201	5,837
*	Presidio Inc.	414,026	5,424
^,*	Impinj Inc.	244,737	5,411
	American Software Inc. Class A	368,167	5,364
*	Harmonic Inc.	1,222,850	5,197
*	ChannelAdvisor Corp.	366,309	5,147
^,*	Ichor Holdings Ltd.	239,884	5,090
	Daktronics Inc.	597,470	5,084
*	Upland Software Inc.	146,025	5,019
*	Ribbon Communications Inc.	695,447	4,952
*	Digi International Inc.	367,714	4,854
^,*	Cargurus Inc.	136,204	4,732
*	Calix Inc.	599,051	4,673
^,*	Smartsheet Inc. Class A	178,586	4,638

42

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	PC Connection Inc.	137,887	4,578
*	PDF Solutions Inc.	377,407	4,521
*	A10 Networks Inc.	713,998	4,448
*	Meet Group Inc.	985,940	4,417
*	DSP Group Inc.	350,028	4,358
*	Quantenna Communications Inc.	280,097	4,353
*	Zix Corp.	806,457	4,347
*	Care.com Inc.	208,069	4,344
^,*	Digimarc Corp.	158,489	4,247
*	Mitek Systems Inc.	465,944	4,147
*	SendGrid Inc.	153,171	4,062
^,*	Gogo Inc.	826,551	4,017
*	ServiceSource International Inc.	1,010,683	3,982
*	Alpha & Omega Semiconductor Ltd.	278,995	3,973
^,*	Zuora Inc. Class A	144,151	3,921
*	AXT Inc.	525,327	3,704
	ConvergeOne Holdings Inc.	388,800	3,651
*	Brightcove Inc.	365,182	3,524
*	Rosetta Stone Inc.	214,993	3,446
*	eGain Corp.	227,160	3,430
*	PRGX Global Inc.	352,549	3,420
*	Sigma Designs Inc.	530,297	3,235
*	MobileIron Inc.	723,218	3,218
*	Carbon Black Inc.	116,046	3,017
^,*	Maxwell Technologies Inc.	547,651	2,848
	Reis Inc.	130,414	2,843
	Bel Fuse Inc. Class B	132,635	2,772
^,*	NeoPhotonics Corp.	439,694	2,739
*	Kopin Corp.	955,482	2,733
*	KVH Industries Inc.	203,600	2,728
*	Asure Software Inc.	169,906	2,710
*	Agilysys Inc.	172,807	2,678
*	MoneyGram International Inc.	399,449	2,672
*	Avid Technology Inc.	513,537	2,670
*	Telenav Inc.	471,306	2,639
^,*	nLight Inc.	79,056	2,614
^,*	VirnetX Holding Corp.	719,732	2,447
*	SMART Global Holdings Inc.	74,269	2,367
*	Seachange International Inc.	677,844	2,318
*	Leaf Group Ltd.	212,608	2,307
*	PAR Technology Corp.	128,198	2,267
*	PCM Inc.	139,531	2,114
*	Bandwidth Inc. Class A	55,391	2,104
^,*	Eastman Kodak Co.	538,010	2,044
*	Rubicon Project Inc.	716,763	2,043
*	Amber Road Inc.	217,020	2,042
*	EMCORE Corp.	400,803	2,024
*	Internap Corp.	192,768	2,009
^,*	Veritone Inc.	118,579	1,994
*	PFSweb Inc.	204,430	1,987
^,*	CyberOptics Corp.	114,160	1,986
*	Liquidity Services Inc.	299,411	1,961
*	GreenSky Inc. Class A	90,279	1,909
*	SecureWorks Corp. Class A	148,592	1,850
*	Iteris Inc.	370,320	1,792
*	Aerohive Networks Inc.	438,078	1,739
*	Telaria Inc.	425,517	1,719
*	Information Services Group Inc.	416,590	1,708
*	Napco Security Technologies Inc.	114,876	1,683
*	ShotSpotter Inc.	41,670	1,581
*	GSI Technology Inc.	210,060	1,580
*	Casa Systems Inc.	96,096	1,569
*	DHI Group Inc.	656,590	1,543
^,*	Park City Group Inc.	193,649	1,530

43

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^,*	Cardlytics Inc.	69,544	1,513
	TransAct Technologies Inc.	118,987	1,487
^,*	Resonant Inc.	258,249	1,457
*	Pixelworks Inc.	393,694	1,421
*	Adesto Technologies Corp.	166,673	1,400
^,*	MicroVision Inc.	1,209,101	1,354
*	Intevac Inc.	270,902	1,314
	AstroNova Inc.	66,674	1,257
*	Travelzoo	72,449	1,239
^,*	Fusion Connect Inc.	311,090	1,226
*	Computer Task Group Inc.	154,714	1,197
*	Key Tronic Corp.	153,764	1,166
^,*	Aquantia Corp.	98,975	1,146
	Steel Connect Inc.	529,960	1,145
	Richardson Electronics Ltd.	116,609	1,136
*	Datawatch Corp.	117,744	1,119
^,*	Digital Turbine Inc.	740,430	1,118
*	Clearfield Inc.	100,913	1,115
	PC-Tel Inc.	172,529	1,077
^,*	QuickLogic Corp.	912,893	1,050
^,*	Akoustis Technologies Inc.	143,594	1,044
^,*	Remark Holdings Inc.	266,245	1,041
*	RealNetworks Inc.	279,030	1,032
*	Domo Inc.	37,650	1,028
^,*	StarTek Inc.	161,210	1,014
*	Amtech Systems Inc.	166,221	1,006
^,*	Everspin Technologies Inc.	112,170	1,001
*	ID Systems Inc.	160,161	991
	Marchex Inc. Class B	316,655	969
*	Quantum Corp.	431,944	950
	TESSCO Technologies Inc.	53,290	922
*	LRAD Corp.	321,683	846
*	Data I/O Corp.	131,998	838
*	Airgain Inc.	91,073	837
^,*	Inseego Corp.	401,381	807
^,*	eMagin Corp.	416,604	750
*	Aware Inc.	183,320	742
*	Synacor Inc.	363,282	727
*	Frequency Electronics Inc.	90,022	726
*	CUI Global Inc.	236,350	702
*	AutoWeb Inc.	151,988	687
*	Aviat Networks Inc.	40,686	666
*	Edgewater Technology Inc.	119,837	649
^,*	SITO Mobile Ltd.	247,815	642
*	Perceptron Inc.	60,402	637
	CSP Inc.	63,390	624
^,*	Atomera Inc.	101,592	622
*	LightPath Technologies Inc. Class A	266,831	614
*	GSE Systems Inc.	180,096	585
*	Identiv Inc.	146,990	569
*	Finjan Holdings Inc.	160,766	547
	QAD Inc. Class B	13,406	543
*	Mattersight Corp.	199,756	534
*	Wireless Telecom Group Inc.	233,098	513
*	BSQUARE Corp.	186,526	504
^,*	NXT-ID Inc.	270,096	465
	GlobalSCAPE Inc.	118,850	460
^,*	CVD Equipment Corp.	68,981	459
^,*	ClearSign Combustion Corp.	228,998	458
*	inTEST Corp.	61,905	452
*	Evo Payments Inc. Class A	21,079	434
*	NetSol Technologies Inc.	76,973	427
*	Support.com Inc.	145,687	415
*	Luna Innovations Inc.	139,052	414

44

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Optical Cable Corp.	101,490	401
	RF Industries Ltd.	54,654	396
*	WidePoint Corp.	702,924	387
*	IEC Electronics Corp.	65,681	383
*	Aehr Test Systems	159,801	376
^,*	ACM Research Inc. Class A	33,695	363
*	Lantronix Inc.	120,037	341
*	LGL Group Inc.	63,393	328
	Communications Systems Inc.	84,005	320
*	Westell Technologies Inc. Class A	109,328	312
*	Radisys Corp.	442,487	309
*	Zedge Inc. Class B	78,380	295
^,*	Smith Micro Software Inc.	125,850	288
	Network-1 Technologies Inc.	92,541	287
*	DASAN Zhone Solutions Inc.	28,028	274
*	EverQuote Inc. Class A	15,033	272
*	Evolving Systems Inc.	93,207	266
^,*	Net Element Inc.	35,212	259
^,*	Helios & Matheson Analytics Inc.	780,495	242
^,*	Intellicheck Inc.	97,685	225
*	iPass Inc.	646,153	223
	Wayside Technology Group Inc.	15,758	221
*	Innodata Inc.	215,000	215
	ClearOne Inc.	55,605	214
*	Black Box Corp.	102,418	207
	Bel Fuse Inc. Class A	8,959	192
*	Image Sensing Systems Inc.	44,750	186
^,*	Applied DNA Sciences Inc.	144,891	183
*	Inuvo Inc.	234,420	181
*	Qumu Corp.	80,502	177
^,*	Neonode Inc.	449,700	170
*	TSR Inc.	23,470	160
*	Xplore Technologies Corp.	39,931	153
	BK Technologies Inc.	39,218	145
*	Qualstar Corp.	18,492	143
^,*	Research Frontiers Inc.	168,960	139
^,*	Digital Ally Inc.	55,989	132
*	Majesco	19,508	120
*	SigmaTron International Inc.	15,358	108
*	Echelon Corp.	13,060	108
	Issuer Direct Corp.	5,328	106
*	Intermolecular Inc.	59,935	100
^,*	ParkerVision Inc.	150,298	99
*	ALJ Regional Holdings Inc.	49,773	95
^,*	Superconductor Technologies Inc.	100,850	93
*	Marin Software Inc.	15,878	92
^,*	MoSys Inc.	50,983	89
^,*	Technical Communications Corp.	20,218	89
^,*	Netlist Inc.	499,471	88
^,*	IZEA Inc.	92,728	88
^,*	Professional Diversity Network Inc.	20,497	79
^,*	RMG Networks Holding Corp.	61,752	75
^,*	xG Technology Inc.	114,444	73
*	BroadVision Inc.	33,951	70
*	Socket Mobile Inc.	27,598	68
*	Sonic Foundry Inc.	27,757	63
*	Schmitt Industries Inc.	25,476	62
*	SharpSpring Inc.	6,769	59
^,*	Payment Data Systems Inc.	34,576	57
*	RumbleON Inc. Class B	9,100	53
*	MAM Software Group Inc.	6,191	53
*	Dynasil Corp. of America	33,699	48
*	One Stop Systems Inc.	9,733	41
^	CPI Card Group Inc.	15,906	32

45

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^,*	Tintri Inc.	104,837	26
*	Trio-Tech International	4,900	22
*	Bio-key International Inc.	7,270	19
*	JetPay Corp.	9,817	19
^,*	Blonder Tongue Laboratories Inc.	16,400	19
^,*	Glowpoint Inc.	89,200	18
*	ADDvantage Technologies Group Inc.	9,900	13
^,*	Bridgeline Digital Inc.	8,748	10
^,*	Vicon Industries Inc.	27,700	8
*	Nortech Systems Inc.	2,300	8
*	Determine Inc.	5,600	8
*	CPS Technologies Corp.	2,674	4
*	Rubicon Technology Inc.	361	3
^,*	Inpixon	4,981	1
*	Avalara Inc.	3	—
*,2	LGL Group Inc. Warrants Exp. 08/06/2018	238,900	—
			12,409,719
Materials (5.1%)
	Celanese Corp. Class A	1,774,362	197,061
	Steel Dynamics Inc.	3,107,529	142,791
*	Alcoa Corp.	2,256,309	105,776
	Chemours Co.	2,313,575	102,630
	RPM International Inc.	1,756,790	102,456
*	Axalta Coating Systems Ltd.	2,909,481	88,186
	Reliance Steel & Aluminum Co.	947,476	82,942
	United States Steel Corp.	2,313,104	80,380
	Huntsman Corp.	2,727,315	79,638
	Royal Gold Inc.	853,878	79,274
*	Berry Global Group Inc.	1,717,883	78,920
*	Crown Holdings Inc.	1,728,991	77,390
	AptarGroup Inc.	817,877	76,373
	Sonoco Products Co.	1,299,320	68,214
	Eagle Materials Inc.	624,368	65,540
	WR Grace & Co.	879,457	64,473
	Ashland Global Holdings Inc.	820,710	64,163
	Olin Corp.	2,176,720	62,515
	Graphic Packaging Holding Co.	4,019,591	58,324
	Valvoline Inc.	2,564,597	55,318
	Louisiana-Pacific Corp.	1,900,358	51,728
	Westlake Chemical Corp.	470,273	50,616
	Bemis Co. Inc.	1,193,536	50,379
	Cabot Corp.	807,499	49,879
	NewMarket Corp.	121,435	49,120
*	Ingevity Corp.	557,511	45,080
	PolyOne Corp.	1,039,367	44,921
	Scotts Miracle-Gro Co.	506,660	42,134
*	Allegheny Technologies Inc.	1,653,196	41,528
	Trinseo SA	573,562	40,694
	Balchem Corp.	414,172	40,647
	KapStone Paper and Packaging Corp.	1,151,856	39,739
	Sensient Technologies Corp.	550,159	39,364
	Domtar Corp.	821,983	39,241
*	Summit Materials Inc. Class A	1,449,536	38,050
	HB Fuller Co.	667,659	35,840
	Minerals Technologies Inc.	471,195	35,505
*	Owens-Illinois Inc.	2,090,924	35,148
*	Cleveland-Cliffs Inc.	3,929,836	33,129
*	Platform Specialty Products Corp.	2,808,933	32,584
	Carpenter Technology Corp.	618,841	32,532
	Commercial Metals Co.	1,536,167	32,429
	Compass Minerals International Inc.	443,775	29,178
*	GCP Applied Technologies Inc.	948,700	27,465
	Quaker Chemical Corp.	176,924	27,400
	Silgan Holdings Inc.	982,195	26,352

46

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Innospec Inc.	323,712	24,780
	Tronox Ltd. Class A	1,210,133	23,815
*	Ferro Corp.	1,122,860	23,412
	Worthington Industries Inc.	554,614	23,277
	Kaiser Aluminum Corp.	222,738	23,189
	Boise Cascade Co.	512,346	22,902
	Greif Inc. Class A	391,341	20,698
	Stepan Co.	265,060	20,677
*	Kraton Corp.	420,833	19,417
*	Coeur Mining Inc.	2,450,357	18,623
	Hecla Mining Co.	5,279,735	18,373
	Schweitzer-Mauduit International Inc.	412,415	18,031
	Neenah Inc.	210,211	17,836
^,*	AK Steel Holding Corp.	4,095,163	17,773
	A Schulman Inc.	391,488	17,421
	Warrior Met Coal Inc.	572,456	15,783
*	AdvanSix Inc.	401,586	14,710
	Materion Corp.	266,117	14,410
*	Resolute Forest Products Inc.	1,201,598	12,437
	Innophos Holdings Inc.	259,881	12,370
	Schnitzer Steel Industries Inc.	361,707	12,190
	KMG Chemicals Inc.	160,154	11,816
	Rayonier Advanced Materials Inc.	687,235	11,745
	PH Glatfelter Co.	599,382	11,742
	Mercer International Inc.	660,314	11,556
*	SunCoke Energy Inc.	856,124	11,472
	Chase Corp.	94,383	11,066
^,*	US Concrete Inc.	207,189	10,877
*	Koppers Holdings Inc.	278,526	10,681
*	Venator Materials plc	643,734	10,532
*	Century Aluminum Co.	661,983	10,426
*	Verso Corp.	454,876	9,898
*	TimkenSteel Corp.	521,693	8,530
	Tredegar Corp.	355,612	8,357
	American Vanguard Corp.	358,055	8,217
^	McEwen Mining Inc.	3,387,714	7,013
*	PQ Group Holdings Inc.	386,703	6,961
	Myers Industries Inc.	358,111	6,876
	Kronos Worldwide Inc.	294,314	6,631
*	OMNOVA Solutions Inc.	614,838	6,394
	Haynes International Inc.	168,549	6,193
	Gold Resource Corp.	823,198	5,425
*	Intrepid Potash Inc.	1,297,436	5,320
*	Clearwater Paper Corp.	222,165	5,132
	FutureFuel Corp.	339,968	4,763
	Hawkins Inc.	129,551	4,580
	Advanced Emissions Solutions Inc.	297,996	3,385
*	Trecora Resources	225,499	3,349
*	AgroFresh Solutions Inc.	396,351	2,778
	Olympic Steel Inc.	134,854	2,752
*	Universal Stainless & Alloy Products Inc.	111,065	2,629
*	Flotek Industries Inc.	768,023	2,481
*	UFP Technologies Inc.	79,832	2,463
^,*	Forterra Inc.	248,253	2,416
	United States Lime & Minerals Inc.	27,379	2,297
*	Ryerson Holding Corp.	205,807	2,295
*	Ampco-Pittsburgh Corp.	156,008	1,599
	Synalloy Corp.	79,106	1,578
*	LSB Industries Inc.	279,236	1,480
	Core Molding Technologies Inc.	97,985	1,399
^	Tecnoglass Inc.	121,897	1,059
	Northern Technologies International Corp.	29,246	1,047
^,*	Loop Industries Inc.	86,365	941
^,*	Marrone Bio Innovations Inc.	391,070	720

47

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^,*	Ramaco Resources Inc.	91,534	637
*	Pershing Gold Corp.	240,768	441
	Friedman Industries Inc.	51,045	413
*	General Moly Inc.	683,377	280
^,*	Reto Eco-solutions Inc.	42,353	224
^,*	Golden Minerals Co.	648,415	222
^,*	US Gold Corp.	117,799	148
*	Paramount Gold Nevada Corp.	90,095	114
*	Solitario Zinc Corp.	258,205	111
*	Senomyx Inc.	91,580	110
^,*	Comstock Mining Inc.	89,194	23
*	Ikonics Corp.	926	10
*	US Antimony Corp.	16,354	8
	Greif Inc. Class B	100	6
*	MagneGas Corp.	201	—
			3,386,788
Other (0.0%)[3]
*,2	Dyax Corp. CVR Exp. 12/31/2019	1,549,121	3,098
*,2	Herbalife Ltd. CVR	83,162	807
*,2	Tobira Therapeutics CVR Exp. 12/31/2028	87,894	398
*,2	NewStar Financial Inc.	225,787	111
*,2	Media General Inc. CVR	1,202,098	47
*	Kadmon Warrants Exp. 09/29/2022	105,015	27
*,2	Ambit Biosciences Corp. CVR	22,388	13
*,2	Ocera Therapeutics CVR	48,417	13
*,2	GenVec Inc. CPR	26,612	12
*	CDTi Advanced Materials Inc. Rights Exp. 07/13/2018	71,247	5
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	5
*,2	Atossa Genetics Inc. Rights Exp. 07/24/2018	33,864	3
*,2	Achieve Life Sciences Inc. CVR	330,518	3
*,2	Dara Biosciences Inc. CVR Exp. 12/31/2018	15,573	1
*,2	Seventy Seven Energy Inc. Escrow Line	3,457	—
*,2	Clinical Data CVR	131,308	—
*,2	Adolor Corp. Rights Exp. 07/01/2019	596,841	—
^,*,2	Biosante Pharmaceutical Inc. CVR	44,795	—
^,*	Cytori Therapeutics Inc. Rights Exp. 07/13/2018	9,597	—
			4,543
Real Estate (8.2%)
	Camden Property Trust	1,220,820	111,253
	Equity LifeStyle Properties Inc.	1,154,313	106,081
	Sun Communities Inc.	1,052,392	103,008
	Kilroy Realty Corp.	1,306,889	98,853
	Jones Lang LaSalle Inc.	593,320	98,485
	Gaming and Leisure Properties Inc.	2,639,824	94,506
	WP Carey Inc.	1,418,034	94,087
	VEREIT Inc.	12,521,910	93,163
	National Retail Properties Inc.	2,041,226	89,732
	Invitation Homes Inc.	3,718,095	85,739
	Liberty Property Trust	1,917,567	85,006
	Douglas Emmett Inc.	2,069,952	83,171
	DCT Industrial Trust Inc.	1,236,516	82,513
^	Omega Healthcare Investors Inc.	2,621,950	81,280
	Forest City Realty Trust Inc. Class A	3,516,953	80,222
	American Campus Communities Inc.	1,803,022	77,314
	CubeSmart	2,375,461	76,537
	CyrusOne Inc.	1,306,287	76,235
	Lamar Advertising Co. Class A	1,100,210	75,155
	American Homes 4 Rent Class A	3,362,083	74,571
	Hudson Pacific Properties Inc.	2,058,883	72,946
	Healthcare Trust of America Inc. Class A	2,681,962	72,306
	Brixmor Property Group Inc.	3,958,321	68,994
	Highwoods Properties Inc.	1,340,708	68,014
	Medical Properties Trust Inc.	4,807,388	67,496
*	Howard Hughes Corp.	508,111	67,325

48

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

		Market
		Value
	Shares	($000)
Rayonier Inc.	1,691,217	65,433
Hospitality Properties Trust	2,172,876	62,166
STORE Capital Corp.	2,243,616	61,475
Life Storage Inc.	612,920	59,643
Senior Housing Properties Trust	3,143,531	56,866
Gramercy Property Trust	2,063,225	56,367
Ryman Hospitality Properties Inc.	673,744	56,022
EPR Properties	856,186	55,472
First Industrial Realty Trust Inc.	1,624,581	54,164
Cousins Properties Inc.	5,543,739	53,719
Sabra Health Care REIT Inc.	2,347,863	51,019
Apple Hospitality REIT Inc.	2,845,581	50,879
CoreSite Realty Corp.	455,149	50,440
RLJ Lodging Trust	2,287,346	50,436
LaSalle Hotel Properties	1,439,540	49,275
Weingarten Realty Investors	1,583,820	48,797
Sunstone Hotel Investors Inc.	2,931,382	48,720
* Equity Commonwealth	1,531,476	48,241
Healthcare Realty Trust Inc.	1,644,477	47,821
Taubman Centers Inc.	804,818	47,291
Spirit Realty Capital Inc.	5,678,016	45,594
GEO Group Inc.	1,640,385	45,176
EastGroup Properties Inc.	460,230	43,980
JBG SMITH Properties	1,204,650	43,934
Uniti Group Inc.	2,148,677	43,038
Paramount Group Inc.	2,688,284	41,400
Colony Capital Inc.	6,555,122	40,904
National Health Investors Inc.	553,093	40,752
Education Realty Trust Inc.	980,044	40,672
PotlatchDeltic Corp.	795,777	40,465
Brandywine Realty Trust	2,314,070	39,061
Corporate Office Properties Trust	1,339,965	38,846
Physicians Realty Trust	2,380,879	37,951
Realogy Holdings Corp.	1,658,130	37,805
CoreCivic Inc.	1,566,307	37,419
Retail Properties of America Inc.	2,894,887	36,997
DDR Corp.	2,016,365	36,093
Columbia Property Trust Inc.	1,588,473	36,074
Kennedy-Wilson Holdings Inc.	1,692,433	35,795
Outfront Media Inc.	1,826,886	35,533
STAG Industrial Inc.	1,287,913	35,070
Pebblebrook Hotel Trust	897,779	34,834
PS Business Parks Inc.	267,634	34,391
Xenia Hotels & Resorts Inc.	1,410,321	34,355
Piedmont Office Realty Trust Inc. Class A	1,687,212	33,626
Rexford Industrial Realty Inc.	1,042,772	32,733
Urban Edge Properties	1,405,446	32,143
DiamondRock Hospitality Co.	2,615,561	32,119
Washington REIT	1,049,229	31,823
Tanger Factory Outlet Centers Inc.	1,255,435	29,490
Empire State Realty Trust Inc.	1,711,151	29,261
Acadia Realty Trust	1,063,251	29,101
Retail Opportunity Investments Corp.	1,487,916	28,508
Terreno Realty Corp.	740,162	27,882
* Quality Care Properties Inc.	1,234,785	26,560
QTS Realty Trust Inc. Class A	671,561	26,527
Chesapeake Lodging Trust	799,107	25,284
Lexington Realty Trust	2,887,669	25,209
Mack-Cali Realty Corp.	1,194,951	24,234
LTC Properties Inc.	528,101	22,571
Newmark Group Inc. Class A	1,579,587	22,478
Agree Realty Corp.	405,853	21,417
American Assets Trust Inc.	555,584	21,273
Alexander & Baldwin Inc.	898,563	21,116

49

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Government Properties Income Trust	1,312,270	20,799
	National Storage Affiliates Trust	668,358	20,599
	Washington Prime Group Inc.	2,446,610	19,842
	Summit Hotel Properties Inc.	1,385,652	19,829
	Alexander's Inc.	50,685	19,394
	Four Corners Property Trust Inc.	776,565	19,127
	Kite Realty Group Trust	1,113,494	19,018
	VICI Properties Inc.	880,168	18,167
	Select Income REIT	807,960	18,155
	Global Net Lease Inc.	879,392	17,966
	Monmouth Real Estate Investment Corp.	1,038,315	17,163
	CareTrust REIT Inc.	1,012,965	16,906
	HFF Inc. Class A	488,294	16,773
*	St. Joe Co.	880,059	15,797
	Tier REIT Inc.	646,304	15,369
	Easterly Government Properties Inc.	748,096	14,782
^	Seritage Growth Properties Class A	343,162	14,560
	Ramco-Gershenson Properties Trust	1,074,885	14,199
	Americold Realty Trust	612,903	13,496
*	CorePoint Lodging Inc.	521,057	13,495
	Chatham Lodging Trust	609,419	12,932
	Franklin Street Properties Corp.	1,472,127	12,601
^	CBL & Associates Properties Inc.	2,261,528	12,597
	RE/MAX Holdings Inc. Class A	235,018	12,327
	InfraREIT Inc.	531,429	11,782
	Independence Realty Trust Inc.	1,128,989	11,640
	Getty Realty Corp.	410,547	11,565
	Universal Health Realty Income Trust	172,014	11,005
	Hersha Hospitality Trust Class A	504,410	10,820
^	Pennsylvania REIT	929,097	10,211
	NorthStar Realty Europe Corp.	690,489	10,005
*	iStar Inc.	917,326	9,898
	Ashford Hospitality Trust Inc.	1,176,048	9,526
	Armada Hoffler Properties Inc.	615,425	9,170
	Preferred Apartment Communities Inc. Class A	510,827	8,679
	Urstadt Biddle Properties Inc. Class A	378,114	8,557
	New Senior Investment Group Inc.	1,096,903	8,304
*	Marcus & Millichap Inc.	212,384	8,285
	Investors Real Estate Trust	1,465,335	8,103
	CatchMark Timber Trust Inc. Class A	633,936	8,070
	Saul Centers Inc.	149,357	8,003
	Gladstone Commercial Corp.	398,781	7,665
	Front Yard Residential Corp.	735,069	7,659
	NexPoint Residential Trust Inc.	265,406	7,551
	RMR Group Inc. Class A	94,477	7,412
	Community Healthcare Trust Inc.	240,156	7,173
	UMH Properties Inc.	454,336	6,974
	Whitestone REIT	524,885	6,551
	City Office REIT Inc.	498,631	6,397
	CorEnergy Infrastructure Trust Inc.	167,181	6,286
	One Liberty Properties Inc.	221,923	5,861
*	Spirit MTA REIT	566,295	5,833
	Industrial Logistics Properties Trust	249,296	5,572
*	FRP Holdings Inc.	84,987	5,503
*	Tejon Ranch Co.	219,306	5,329
	Cedar Realty Trust Inc.	1,082,173	5,108
	MedEquities Realty Trust Inc.	461,595	5,087
	Braemar Hotels & Resorts Inc.	441,221	5,039
	Consolidated-Tomoka Land Co.	75,203	4,626
^,*	Altisource Portfolio Solutions SA	157,215	4,586
	Jernigan Capital Inc.	232,713	4,435
^	Farmland Partners Inc.	460,010	4,048
	CIM Commercial Trust Corp.	241,947	3,653
	Bluerock Residential Growth REIT Inc. Class A	366,901	3,273

50

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Forestar Group Inc.	150,705	3,127
^,*	Redfin Corp.	130,321	3,009
^	Innovative Industrial Properties Inc.	81,912	3,000
	Safety Income & Growth Inc.	135,397	2,568
	Global Medical REIT Inc.	273,162	2,420
*	Stratus Properties Inc.	73,967	2,260
^	Gladstone Land Corp.	176,270	2,233
	BRT Apartments Corp.	157,548	2,009
	Clipper Realty Inc.	171,221	1,462
*	Rafael Holdings Inc. Class B	140,615	1,292
*	Trinity Place Holdings Inc.	189,310	1,240
*	Essential Properties Realty Trust Inc.	90,270	1,222
	Griffin Industrial Realty Inc.	26,728	1,176
	Sotherly Hotels Inc.	166,788	1,164
*	Maui Land & Pineapple Co. Inc.	87,932	985
^	Wheeler REIT Inc.	136,025	550
	Plymouth Industrial REIT Inc.	15,568	249
	Condor Hospitality Trust Inc.	20,014	208
*	JW Mays Inc.	4,600	196
*	InterGroup Corp.	6,800	186
*	Altisource Asset Management Corp.	2,587	180
	Global Self Storage Inc.	43,032	179
*	Transcontinental Realty Investors Inc.	2,464	82
*	American Realty Investors Inc.	1,100	17
	HMG/Courtland Properties Inc.	1,000	14
*	Reven Housing REIT Inc.	3,347	14
	CKX Lands Inc.	1,000	11
*	Power REIT	200	1
			5,459,923
Telecommunication Services (0.9%)
*	T-Mobile US Inc.	3,841,197	229,512
*	Zayo Group Holdings Inc.	2,423,332	88,403
^,*	Sprint Corp.	8,974,572	48,822
*	Vonage Holdings Corp.	2,866,561	36,950
	Telephone & Data Systems Inc.	1,214,764	33,309
	Cogent Communications Holdings Inc.	546,157	29,165
	Shenandoah Telecommunications Co.	618,971	20,240
*	Iridium Communications Inc.	1,095,551	17,638
*	Boingo Wireless Inc.	544,934	12,310
	Consolidated Communications Holdings Inc.	852,273	10,534
*	ORBCOMM Inc.	1,035,583	10,460
*	Cincinnati Bell Inc.	566,563	8,895
	ATN International Inc.	145,936	7,701
*	United States Cellular Corp.	193,528	7,168
^	Frontier Communications Corp.	1,043,202	5,592
^,*	NII Holdings Inc.	1,323,677	5,162
	Spok Holdings Inc.	297,487	4,477
*	Hawaiian Telcom Holdco Inc.	144,191	4,170
*	Ooma Inc.	222,268	3,145
*	pdvWireless Inc.	125,655	3,135
	Windstream Holdings Inc.	549,091	2,894
^,*	Globalstar Inc.	5,253,135	2,574
^,*	Pareteum Corp.	656,894	1,642
	IDT Corp. Class B	284,982	1,602
*	Alaska Communications Systems Group Inc.	539,199	954
^,*	One Horizon Group Inc.	93,512	50
*	Otelco Inc. Class A	1,414	21
			596,525
Utilities (2.7%)
	Atmos Energy Corp.	1,463,986	131,964
	UGI Corp.	2,288,646	119,170
*	Vistra Energy Corp.	4,839,427	114,501
	OGE Energy Corp.	2,620,201	92,257
	Aqua America Inc.	2,361,592	83,081

51

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

					Market
					Value
				Shares	($000)
	Vectren Corp.			1,080,939	77,233
	MDU Resources Group Inc.			2,586,957	74,194
	IDACORP Inc.			666,068	61,438
	WGL Holdings Inc.			664,900	59,010
	National Fuel Gas Co.			1,062,807	56,286
	ALLETE Inc.			676,566	52,373
	ONE Gas Inc.			699,959	52,315
	New Jersey Resources Corp.			1,164,538	52,113
	Portland General Electric Co.			1,175,461	50,263
	Hawaiian Electric Industries Inc.			1,447,089	49,635
	Southwest Gas Holdings Inc.			637,598	48,630
	Spire Inc.			664,647	46,957
	Avista Corp.			866,221	45,615
	Black Hills Corp.			701,556	42,942
	PNM Resources Inc.			1,057,342	41,131
	Avangrid Inc.			744,201	39,391
	South Jersey Industries Inc.			1,112,437	37,233
	NorthWestern Corp.			648,637	37,134
	El Paso Electric Co.			521,112	30,798
	MGE Energy Inc.			444,735	28,041
	American States Water Co.			489,235	27,965
	Ormat Technologies Inc.			475,807	25,308
	Northwest Natural Gas Co.			392,340	25,031
	California Water Service Group			637,177	24,818
	Otter Tail Corp.			515,368	24,531
	Pattern Energy Group Inc. Class A			1,165,264	21,849
	Chesapeake Utilities Corp.			206,615	16,519
	NRG Yield Inc.			939,251	16,155
	SJW Group			219,642	14,545
	Connecticut Water Service Inc.			163,670	10,691
	Middlesex Water Co.			225,935	9,528
	Unitil Corp.			178,884	9,130
	TerraForm Power Inc. Class A			578,929	6,773
	NRG Yield Inc. Class A			351,475	5,993
	York Water Co.			170,106	5,409
	Artesian Resources Corp. Class A			110,092	4,268
^,*	Cadiz Inc.			320,402	4,197
	RGC Resources Inc.			88,536	2,583
*	AquaVenture Holdings Ltd.			165,794	2,583
*	Pure Cycle Corp.			194,651	1,859
^	Spark Energy Inc. Class A			186,223	1,816
	Genie Energy Ltd. Class B			175,179	869
	Global Water Resources Inc.			64,028	602

					1,786,727

Total Common Stocks (Cost $48,093,509)					66,134,264

		Coupon

Temporary Cash Investments (2.8%)[1]
Money Market Fund (2.8%)
4,5	Vanguard Market Liquidity Fund	2.122%		18,710,047	1,871,192

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.693%	7/12/18	3,000	2,998
6	United States Treasury Bill	1.849%	8/16/18	5,000	4,989
6	United States Treasury Bill	1.986%—1.995%	10/18/18	8,400	8,351

52

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 United States Treasury Bill	2.034%—2.078%	11/15/18	15,000	14,887
				31,225
Total Temporary Cash Investments (Cost $1,902,103)				1,902,417
Total Investments (101.8%) (Cost $49,995,612)				68,036,681
Other Assets and Liabilities—Net (-1.8%)[5,7]				(1,228,700)
Net Assets (100%)				66,807,981

__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,207,098,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
1.8%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,294,211,000 of collateral received for securities on loan.
6 Securities with a value of $23,051,000 have been segregated as initial margin for open futures contracts.
7 Cash of $1,380,000 has been segregated as collateral for open over-the-counter swap contracts.
CPR—Contingent Payment Rights.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

53

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA982 082018

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)

Common Stocks (99.6%)[1]
Basic Materials (2.5%)
	DowDuPont Inc.	58,087,208	3,829,109
	Praxair Inc.	7,189,593	1,137,034
	Ecolab Inc.	6,496,973	911,720
	LyondellBasell Industries NV Class A	7,845,718	861,852
	Air Products & Chemicals Inc.	5,481,638	853,655
	PPG Industries Inc.	6,227,588	645,988
	Freeport-McMoRan Inc.	34,422,713	594,136
	International Paper Co.	10,352,262	539,146
	Newmont Mining Corp.	13,346,094	503,281
	Nucor Corp.	7,950,018	496,876
	Celanese Corp. Class A	3,392,117	376,729
	Eastman Chemical Co.	3,213,327	321,204
	FMC Corp.	3,360,500	299,790
	Albemarle Corp.	2,767,114	261,022
	CF Industries Holdings Inc.	5,840,948	259,338
	Steel Dynamics Inc.	5,601,509	257,389
	International Flavors & Fragrances Inc.	1,975,979	244,942
	Mosaic Co.	8,670,234	243,200
	Avery Dennison Corp.	2,193,903	223,998
*	Alcoa Corp.	4,662,153	218,562
	Chemours Co.	4,468,985	198,244
	RPM International Inc.	3,325,600	193,949
*	Axalta Coating Systems Ltd.	5,508,229	166,954
	United States Steel Corp.	4,431,912	154,009
	Royal Gold Inc.	1,646,179	152,831
	Reliance Steel & Aluminum Co.	1,707,289	149,456
	Huntsman Corp.	5,092,186	148,692
	WR Grace & Co.	1,695,455	124,294
	Ashland Global Holdings Inc.	1,556,213	121,665
	Olin Corp.	4,169,148	119,738
	Westlake Chemical Corp.	976,885	105,142
	Versum Materials Inc.	2,729,131	101,387
	Peabody Energy Corp.	2,189,765	99,591
	NewMarket Corp.	235,730	95,353
	PolyOne Corp.	2,024,221	87,487
	Cabot Corp.	1,396,053	86,234
*	Ingevity Corp.	1,058,802	85,615
	Scotts Miracle-Gro Co.	983,488	81,787
	Balchem Corp.	801,288	78,638
*	Allegheny Technologies Inc.	3,126,899	78,548
	Sensient Technologies Corp.	1,085,229	77,648
	KapStone Paper and Packaging Corp.	2,195,065	75,730
	Domtar Corp.	1,573,727	75,130
*	Univar Inc.	2,858,853	75,016
	HB Fuller Co.	1,263,097	67,803
	Minerals Technologies Inc.	888,581	66,955
*	Cleveland-Cliffs Inc.	7,498,653	63,214
*	Platform Specialty Products Corp.	5,429,689	62,984
	Carpenter Technology Corp.	1,166,802	61,339
	Commercial Metals Co.	2,771,499	58,506
	Compass Minerals International Inc.	856,983	56,347
	US Silica Holdings Inc.	1,967,919	50,556
*	GCP Applied Technologies Inc.	1,714,135	49,624
	Quaker Chemical Corp.	319,346	49,457
	Innospec Inc.	621,726	47,593
	Worthington Industries Inc.	1,082,399	45,428
	Tronox Ltd. Class A	2,265,338	44,582
*	Ferro Corp.	2,091,973	43,618
*	Cambrex Corp.	817,653	42,763
	Kaiser Aluminum Corp.	390,953	40,702
	Stepan Co.	504,864	39,384

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Arch Coal Inc. Class A	474,277	37,198
*	Kraton Corp.	790,962	36,495
*	Coeur Mining Inc.	4,651,381	35,351
	Neenah Inc.	416,622	35,350
	Hecla Mining Co.	10,060,131	35,009
*,^	AK Steel Holding Corp.	7,970,982	34,594
	Warrior Met Coal Inc.	1,185,548	32,686
	A Schulman Inc.	659,182	29,334
*	AdvanSix Inc.	722,119	26,451
*	CONSOL Energy Inc.	640,682	24,570
	KMG Chemicals Inc.	325,094	23,985
	Innophos Holdings Inc.	478,614	22,782
	Rayonier Advanced Materials Inc.	1,272,070	21,740
*	SunCoke Energy Inc.	1,578,970	21,158
	PH Glatfelter Co.	1,075,966	21,078
*	CSW Industrials Inc.	379,917	20,079
	Chase Corp.	170,511	19,992
*	Koppers Holdings Inc.	506,326	19,418
*	Century Aluminum Co.	1,220,025	19,215
*	Verso Corp.	851,478	18,528
	Tredegar Corp.	757,844	17,809
*	Codexis Inc.	1,222,920	17,610
*	PQ Group Holdings Inc.	875,701	15,763
	American Vanguard Corp.	660,836	15,166
*,^	Covia Holdings Corp.	801,553	14,877
*	Resolute Forest Products Inc.	1,422,992	14,728
	Kronos Worldwide Inc.	586,390	13,211
	Haynes International Inc.	308,884	11,348
*	Veritiv Corp.	269,480	10,739
*	OMNOVA Solutions Inc.	1,019,093	10,599
*	Clearwater Paper Corp.	457,383	10,566
	Gold Resource Corp.	1,555,606	10,251
	Hawkins Inc.	267,972	9,473
*	Intrepid Potash Inc.	2,262,730	9,277
	FutureFuel Corp.	630,355	8,831
*	Cloud Peak Energy Inc.	2,190,960	7,646
*	Nexeo Solutions Inc.	803,457	7,336
	Olympic Steel Inc.	330,232	6,740
*,^	Uranium Energy Corp.	3,643,253	5,866
*,^	AgroFresh Solutions Inc.	833,292	5,841
*	Klondex Mines Ltd.	2,442,037	5,641
*	Universal Stainless & Alloy Products Inc.	230,188	5,449
*	Ryerson Holding Corp.	411,943	4,593
	Hallador Energy Co.	554,996	3,963
	Synalloy Corp.	191,382	3,818
	Northern Technologies International Corp.	99,977	3,579
*,^	ChromaDex Corp.	925,253	3,433
*	LSB Industries Inc.	620,813	3,290
*	Ampco-Pittsburgh Corp.	308,070	3,158
*,^	Marrone Bio Innovations Inc.	1,497,687	2,756
*,^	Ur-Energy Inc.	3,848,666	2,579
*	Senomyx Inc.	1,088,009	1,306
*	NL Industries Inc.	141,712	1,233
*,^	Ramaco Resources Inc.	156,834	1,092
*	General Moly Inc.	2,527,959	1,036
	United-Guardian Inc.	45,130	864
	Friedman Industries Inc.	106,118	860
*	Pershing Gold Corp.	428,954	785
*	Centrus Energy Corp. Class A	112,234	386
*	Solitario Zinc Corp.	613,174	264
*	Dynasil Corp. of America	158,073	226
*,^	US Gold Corp.	174,192	219
*,^	Paramount Gold Nevada Corp.	147,835	186
*,^	Westwater Resources Inc.	434,689	176

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Golden Minerals Co.	504,714	172
*,^	Comstock Mining Inc.	489,535	127
*	Ikonics Corp.	6,410	69
*,^	US Antimony Corp.	70,173	34
			17,512,948
Consumer Goods (8.0%)
	Procter & Gamble Co.	62,944,451	4,913,444
	Coca-Cola Co.	95,868,820	4,204,806
	PepsiCo Inc.	35,487,055	3,863,476
	Philip Morris International Inc.	38,907,434	3,141,386
	Altria Group Inc.	47,373,565	2,690,345
	NIKE Inc. Class B	32,107,729	2,558,344
	Mondelez International Inc. Class A	36,893,861	1,512,648
	Colgate-Palmolive Co.	21,822,001	1,414,284
	Activision Blizzard Inc.	18,090,725	1,380,684
	General Motors Co.	31,743,333	1,250,687
*,^	Tesla Inc.	3,186,567	1,092,833
	Ford Motor Co.	97,858,756	1,083,296
*	Electronic Arts Inc.	7,674,848	1,082,307
	Kraft Heinz Co.	15,240,299	957,396
	Kimberly-Clark Corp.	8,738,333	920,496
	Constellation Brands Inc. Class A	3,993,863	874,137
	Estee Lauder Cos. Inc. Class A	5,609,248	800,384
	General Mills Inc.	14,813,859	655,661
	VF Corp.	7,939,968	647,266
	Archer-Daniels-Midland Co.	13,981,792	640,786
	Aptiv plc	6,626,436	607,180
*	Monster Beverage Corp.	10,556,835	604,907
	Dr Pepper Snapple Group Inc.	4,510,565	550,289
	Tyson Foods Inc. Class A	7,447,428	512,755
	Stanley Black & Decker Inc.	3,854,396	511,902
	Kellogg Co.	6,939,853	484,888
	Clorox Co.	3,233,852	437,378
	Lennar Corp. Class A	7,161,914	376,001
	DR Horton Inc.	8,940,847	366,575
	Conagra Brands Inc.	9,876,293	352,880
	McCormick & Co. Inc.	3,031,473	351,924
	Brown-Forman Corp. Class B	7,010,528	343,586
*	Mohawk Industries Inc.	1,584,714	339,557
*	Take-Two Interactive Software Inc.	2,858,019	338,275
	Tapestry Inc.	7,191,004	335,892
	Hershey Co.	3,539,629	329,398
	Church & Dwight Co. Inc.	6,134,321	326,101
	Genuine Parts Co.	3,478,553	319,296
	Molson Coors Brewing Co. Class B	4,627,372	314,846
*	Lululemon Athletica Inc.	2,518,364	314,418
	Lear Corp.	1,664,822	309,341
	JM Smucker Co.	2,691,952	289,331
	PVH Corp.	1,922,496	287,836
	Newell Brands Inc.	10,940,294	282,150
	Hasbro Inc.	2,813,088	259,676
*	NVR Inc.	86,339	256,457
	Lamb Weston Holdings Inc.	3,659,636	250,722
	Hormel Foods Corp.	6,631,411	246,755
	Bunge Ltd.	3,517,412	245,199
*	Michael Kors Holdings Ltd.	3,606,868	240,217
	Whirlpool Corp.	1,607,046	234,998
*	LKQ Corp.	7,328,254	233,771
	Snap-on Inc.	1,412,180	226,966
	BorgWarner Inc.	5,257,159	226,899
*	US Foods Holding Corp.	5,374,501	203,264
	Ingredion Inc.	1,801,881	199,468
	Hanesbrands Inc.	9,053,018	199,347
	Campbell Soup Co.	4,887,464	198,138

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Pinnacle Foods Inc.	2,969,813	193,216
	PulteGroup Inc.	6,393,981	183,827
	Polaris Industries Inc.	1,499,398	183,196
	Harley-Davidson Inc.	4,183,315	176,034
	Ralph Lauren Corp. Class A	1,391,444	174,932
	Jefferies Financial Group Inc.	7,454,197	169,508
*,^	Wayfair Inc.	1,388,736	164,926
	Coty Inc. Class A	11,287,592	159,155
	Gentex Corp.	6,813,336	156,843
*	WABCO Holdings Inc.	1,334,028	156,108
	Leggett & Platt Inc.	3,277,003	146,285
*,^	Middleby Corp.	1,393,570	145,517
	Pool Corp.	949,636	143,870
*,^	Herbalife Nutrition Ltd.	2,672,954	143,591
^	Mattel Inc.	8,593,889	141,112
	Brunswick Corp.	2,171,735	140,033
	Goodyear Tire & Rubber Co.	5,985,653	139,406
*	Post Holdings Inc.	1,590,477	136,813
	Toll Brothers Inc.	3,437,169	127,141
	Carter's Inc.	1,129,353	122,411
	Thor Industries Inc.	1,246,142	121,362
	Valvoline Inc.	4,973,692	107,283
*,^	Under Armour Inc. Class A	4,712,366	105,934
	Nu Skin Enterprises Inc. Class A	1,319,140	103,144
*	Skechers U.S.A. Inc. Class A	3,373,897	101,251
	Delphi Technologies plc	2,226,596	101,221
*,^	Under Armour Inc.	4,675,710	98,564
*	Visteon Corp.	748,847	96,781
	Energizer Holdings Inc.	1,497,987	94,313
	Flowers Foods Inc.	4,469,476	93,099
*	Deckers Outdoor Corp.	790,841	89,278
*	Darling Ingredients Inc.	4,112,518	81,757
*	Zynga Inc. Class A	19,629,985	79,894
	Wolverine World Wide Inc.	2,288,125	79,558
*	Welbilt Inc.	3,499,326	78,070
*	TreeHouse Foods Inc.	1,417,397	74,428
	Dana Inc.	3,602,685	72,738
	Columbia Sportswear Co.	791,641	72,411
	Steven Madden Ltd.	1,322,339	70,216
*	Hain Celestial Group Inc.	2,329,031	69,405
*	Edgewell Personal Care Co.	1,366,445	68,951
*	Helen of Troy Ltd.	679,088	66,856
	Lancaster Colony Corp.	481,122	66,597
*	Boston Beer Co. Inc. Class A	210,774	63,169
*	TRI Pointe Group Inc.	3,748,368	61,323
	KB Home	2,165,275	58,982
*	Cooper-Standard Holdings Inc.	446,753	58,377
*	Taylor Morrison Home Corp. Class A	2,807,078	58,331
	J&J Snack Foods Corp.	373,215	56,904
	Tenneco Inc.	1,293,574	56,866
*,^	Tempur Sealy International Inc.	1,153,619	55,431
	Sanderson Farms Inc.	514,730	54,124
	LCI Industries	595,227	53,660
	Herman Miller Inc.	1,506,226	51,061
*,^	iRobot Corp.	663,617	50,282
^	B&G Foods Inc.	1,673,348	50,033
	WD-40 Co.	333,497	48,774
	Vector Group Ltd.	2,496,675	47,637
	Tupperware Brands Corp.	1,140,591	47,038
*	Dorman Products Inc.	683,150	46,666
	Medifast Inc.	290,830	46,579
*	G-III Apparel Group Ltd.	1,000,159	44,407
*	Cavco Industries Inc.	213,468	44,327
	Callaway Golf Co.	2,331,077	44,221

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	American Axle & Manufacturing Holdings Inc.	2,815,826	43,814
*	Meritage Homes Corp.	963,686	42,354
*	Fox Factory Holding Corp.	882,379	41,075
	Universal Corp.	620,879	41,009
^	Spectrum Brands Holdings Inc.	492,449	40,194
	HNI Corp.	1,075,004	39,990
	ACCO Brands Corp.	2,622,178	36,317
*	Gentherm Inc.	914,706	35,948
	La-Z-Boy Inc.	1,167,289	35,719
	Calavo Growers Inc.	367,553	35,340
	Interface Inc. Class A	1,515,196	34,774
*	USANA Health Sciences Inc.	298,623	34,431
	MDC Holdings Inc.	1,118,131	34,405
	Cooper Tire & Rubber Co.	1,288,134	33,878
	Schweitzer-Mauduit International Inc.	759,895	33,223
	Oxford Industries Inc.	397,169	32,957
	Fresh Del Monte Produce Inc.	732,277	32,623
*	Cal-Maine Foods Inc.	708,389	32,480
*	Hostess Brands Inc. Class A	2,358,025	32,069
*	National Beverage Corp.	297,148	31,765
*,^	Fitbit Inc. Class A	4,662,025	30,443
*,^	Fossil Group Inc.	1,125,126	30,232
	Seaboard Corp.	7,569	29,994
	Winnebago Industries Inc.	718,674	29,178
	Nutrisystem Inc.	757,823	29,176
*	Crocs Inc.	1,637,446	28,835
*	Central Garden & Pet Co. Class A	690,887	27,960
	MGP Ingredients Inc.	314,562	27,936
	Steelcase Inc. Class A	1,958,176	26,435
*,^	LGI Homes Inc.	456,450	26,351
*	Sleep Number Corp.	895,170	25,978
*	Pilgrim's Pride Corp.	1,271,682	25,599
	Dean Foods Co.	2,322,049	24,405
	Knoll Inc.	1,147,136	23,872
*	Stoneridge Inc.	668,927	23,506
	Standard Motor Products Inc.	471,105	22,773
	Inter Parfums Inc.	425,083	22,742
	Phibro Animal Health Corp. Class A	484,852	22,327
*	Vista Outdoor Inc.	1,427,684	22,115
*	Modine Manufacturing Co.	1,193,650	21,784
	Andersons Inc.	626,339	21,421
*	Malibu Boats Inc. Class A	506,995	21,263
	Acushnet Holdings Corp.	822,662	20,122
^	Camping World Holdings Inc. Class A	794,209	19,839
*	Century Communities Inc.	609,620	19,234
	Movado Group Inc.	385,391	18,614
*	Glu Mobile Inc.	2,874,185	18,424
*	M/I Homes Inc.	683,034	18,087
*,^	GoPro Inc. Class A	2,797,638	18,017
*	William Lyon Homes Class A	775,740	17,997
*	Central Garden & Pet Co.	406,579	17,678
	Lennar Corp. Class B	409,984	17,502
	Briggs & Stratton Corp.	993,767	17,500
	National Presto Industries Inc.	135,875	16,849
*	Freshpet Inc.	598,812	16,437
	Coca-Cola Bottling Co. Consolidated	115,769	15,644
	Tower International Inc.	477,916	15,198
	Ethan Allen Interiors Inc.	614,729	15,061
	John B Sanfilippo & Son Inc.	200,099	14,897
*	Primo Water Corp.	804,867	14,077
	Tootsie Roll Industries Inc.	455,251	14,045
	Kimball International Inc. Class B	856,458	13,840
	Hooker Furniture Corp.	287,151	13,467
	Titan International Inc.	1,242,658	13,334

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	ZAGG Inc.	753,277	13,032
*	MCBC Holdings Inc.	431,046	12,479
*	Unifi Inc.	378,373	11,994
*	Nautilus Inc.	742,503	11,657
*	Beazer Homes USA Inc.	777,734	11,472
*	Universal Electronics Inc.	332,852	11,001
	Superior Industries International Inc.	603,972	10,811
*	Vera Bradley Inc.	707,043	9,927
*	Motorcar Parts of America Inc.	506,878	9,484
	Johnson Outdoors Inc. Class A	110,155	9,311
	Limoneira Co.	368,022	9,057
*,^	elf Beauty Inc.	568,176	8,659
*	Perry Ellis International Inc.	308,561	8,384
	Flexsteel Industries Inc.	195,786	7,812
*,^	22nd Century Group Inc.	3,168,812	7,795
*	Farmer Brothers Co.	250,444	7,651
	Bassett Furniture Industries Inc.	277,255	7,638
	Turning Point Brands Inc.	208,702	6,658
	Culp Inc.	267,120	6,558
	Hamilton Beach Brands Holding Co. Class A	224,615	6,525
*	Seneca Foods Corp. Class A	228,990	6,183
	Skyline Champion Corp.	174,164	6,103
	Weyco Group Inc.	165,184	6,013
*	Hovnanian Enterprises Inc. Class A	3,528,723	5,752
	Rocky Brands Inc.	185,059	5,552
*,^	PolarityTE Inc.	235,638	5,547
*	Craft Brew Alliance Inc.	267,325	5,520
	Oil-Dri Corp. of America	129,438	5,455
*	Clarus Corp.	601,618	4,963
	Superior Group of Cos. Inc.	231,336	4,791
	Libbey Inc.	585,475	4,760
*,^	Vuzix Corp.	592,062	4,411
	Lifetime Brands Inc.	336,352	4,255
*	New Home Co. Inc.	420,530	4,193
*	Alliance One International Inc.	252,523	4,003
*,^	Revlon Inc. Class A	207,651	3,644
	Marine Products Corp.	192,480	3,422
*	Shiloh Industries Inc.	389,356	3,387
*,^	Jamba Inc.	303,128	3,228
*,^	Castle Brands Inc.	2,686,731	3,197
*	Lakeland Industries Inc.	200,276	2,834
	Escalade Inc.	193,788	2,732
	Strattec Security Corp.	88,294	2,697
*,^	Akoustis Technologies Inc.	370,402	2,693
	Core Molding Technologies Inc.	187,022	2,671
*	Delta Apparel Inc.	137,842	2,667
*,^	Eastman Kodak Co.	665,683	2,530
*,^	Funko Inc. Class A	192,360	2,414
	Alico Inc.	71,437	2,265
*,^	RiceBran Technologies	1,012,677	2,187
*	Nature's Sunshine Products Inc.	221,552	2,072
	Kewaunee Scientific Corp.	56,675	2,037
	Rocky Mountain Chocolate Factory Inc.	173,764	1,988
*	JAKKS Pacific Inc.	566,895	1,857
*,^	S&W Seed Co.	562,635	1,829
*	Lifevantage Corp.	283,359	1,805
*	Natural Alternatives International Inc.	175,779	1,784
*,^	Blink Charging Co.	325,521	1,670
*,^	Veru Inc.	781,750	1,579
	Crown Crafts Inc.	274,576	1,565
*,^	Sequential Brands Group Inc.	791,041	1,558
*,^	Iconix Brand Group Inc.	2,554,939	1,491
	Unique Fabricating Inc.	159,609	1,395
*,^	Orchids Paper Products Co.	328,747	1,308

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Acme United Corp.	59,859	1,242
*,^	Celsius Holdings Inc.	269,229	1,238
*,^	Differential Brands Group Inc.	277,853	1,070
	Virco Manufacturing Corp.	227,507	1,012
*	Alpha Pro Tech Ltd.	293,460	983
*	US Auto Parts Network Inc.	640,927	961
*,^	New Age Beverages Corp.	455,352	852
*	Tandy Leather Factory Inc.	93,919	733
*	Coffee Holding Co. Inc.	130,802	706
*	Vince Holding Corp.	42,432	700
	LS Starrett Co. Class A	105,296	674
*,^	Nova Lifestyle Inc.	403,061	673
*	Dixie Group Inc.	271,685	625
*,^	Lipocine Inc.	471,782	613
*	Lifeway Foods Inc.	116,677	587
*	Willamette Valley Vineyards Inc.	64,597	552
*	Zedge Inc. Class B	143,177	538
*,^	Reed's Inc.	176,831	504
*	Avon Products Inc.	272,240	441
	Mannatech Inc.	19,579	401
*	Charles & Colvard Ltd.	212,413	227
*	Emerson Radio Corp.	153,609	224
*	Summer Infant Inc.	149,701	208
	P&F Industries Inc. Class A	19,303	168
*,^	Cherokee Inc.	222,325	124
*	Bridgford Foods Corp.	6,897	94
*	Cyanotech Corp.	23,496	92
	Ocean Bio-Chem Inc.	22,278	80
	CompX International Inc.	5,846	77
*	CTI Industries Corp.	14,046	60
*,^	CDTi Advanced Materials Inc.	102,033	59
*	Koss Corp.	17,633	41
*	CCA Industries Inc.	14,100	41
*	Hovnanian Enterprises Inc. Class B	19,300	31
*,^	Level Brands Inc.	8,000	30
			56,391,602
Consumer Services (13.2%)
*	Amazon.com Inc.	10,323,574	17,548,011
	Home Depot Inc.	28,871,767	5,632,882
*	Netflix Inc.	10,336,108	4,045,863
	Comcast Corp. Class A	114,928,401	3,770,801
	Walt Disney Co.	35,434,316	3,713,871
	Walmart Inc.	36,955,972	3,165,279
	McDonald's Corp.	19,651,519	3,079,197
*	Booking Holdings Inc.	1,205,582	2,443,823
	Costco Wholesale Corp.	10,982,709	2,295,167
	Lowe's Cos. Inc.	19,632,788	1,876,306
	CVS Health Corp.	25,437,421	1,636,898
	Starbucks Corp.	32,807,936	1,602,668
	TJX Cos. Inc.	14,905,796	1,418,734
	Twenty-First Century Fox Inc. Class A	26,349,332	1,309,298
	Walgreens Boots Alliance Inc.	21,091,597	1,265,812
*	Charter Communications Inc. Class A	4,159,841	1,219,707
	Target Corp.	13,339,643	1,015,414
*	eBay Inc.	23,609,940	856,096
	Marriott International Inc. Class A	6,641,981	840,875
	Ross Stores Inc.	9,478,247	803,281
	Sysco Corp.	11,729,129	800,982
	Delta Air Lines Inc.	15,802,012	782,832
	Las Vegas Sands Corp.	9,878,136	754,294
	McKesson Corp.	5,160,559	688,419
	Southwest Airlines Co.	13,062,251	664,607
	Dollar General Corp.	6,722,447	662,833
	Yum! Brands Inc.	8,089,001	632,722

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Twenty-First Century Fox Inc.	12,018,985	592,175
	Hilton Worldwide Holdings Inc.	7,471,663	591,457
	Carnival Corp.	10,024,001	574,475
	Kroger Co.	20,120,625	572,432
*	O'Reilly Automotive Inc.	2,049,573	560,702
*	Dollar Tree Inc.	5,949,497	505,707
	CBS Corp. Class B	8,532,460	479,695
*	AutoZone Inc.	673,114	451,612
	Best Buy Co. Inc.	5,997,564	447,298
	Royal Caribbean Cruises Ltd.	4,242,134	439,485
	Omnicom Group Inc.	5,700,066	434,744
*	United Continental Holdings Inc.	5,891,560	410,818
	Wynn Resorts Ltd.	2,446,749	409,439
	American Airlines Group Inc.	10,551,317	400,528
	Tiffany & Co.	2,950,404	388,273
	Cardinal Health Inc.	7,777,791	379,790
	Expedia Group Inc.	3,095,478	372,045
	MGM Resorts International	12,546,437	364,223
	AmerisourceBergen Corp. Class A	4,116,500	351,014
*	Ulta Beauty Inc.	1,437,725	335,651
	Darden Restaurants Inc.	3,093,600	331,201
*,^	CarMax Inc.	4,466,501	325,474
	Kohl's Corp.	4,205,637	306,591
	Domino's Pizza Inc.	1,059,172	298,867
	Macy's Inc.	7,661,616	286,774
*	Copart Inc.	4,965,186	280,831
	Vail Resorts Inc.	1,011,835	277,435
	Nielsen Holdings plc	8,904,409	275,413
	Viacom Inc. Class B	9,129,796	275,355
*	Chipotle Mexican Grill Inc. Class A	626,819	270,391
*	Burlington Stores Inc.	1,702,214	256,234
*	Norwegian Cruise Line Holdings Ltd.	5,053,539	238,780
	Advance Auto Parts Inc.	1,758,146	238,580
*	GrubHub Inc.	2,260,831	237,184
	Tractor Supply Co.	3,065,764	234,500
*	Qurate Retail Group Inc. QVC Group Class A	11,039,726	234,263
	Aramark	6,138,193	227,727
	Interpublic Group of Cos. Inc.	9,686,245	227,046
	Gap Inc.	6,809,680	220,566
	L Brands Inc.	5,928,898	218,658
*	ServiceMaster Global Holdings Inc.	3,388,505	201,514
	FactSet Research Systems Inc.	969,299	192,018
^	Sirius XM Holdings Inc.	28,010,220	189,629
	News Corp. Class A	12,050,263	186,779
	Alaska Air Group Inc.	3,082,078	186,127
	KAR Auction Services Inc.	3,362,580	184,269
*	Discovery Communications Inc.	7,225,156	184,241
*	DISH Network Corp. Class A	5,435,041	182,672
*	Liberty Media Corp-Liberty SiriusXM C	3,972,836	180,208
*	Liberty Media Corp-Liberty Formula One	4,688,621	174,088
*	Caesars Entertainment Corp.	15,617,072	167,103
*	Live Nation Entertainment Inc.	3,399,382	165,108
	Service Corp. International	4,362,210	156,123
	Foot Locker Inc.	2,959,491	155,817
	Nordstrom Inc.	2,934,034	151,924
*	JetBlue Airways Corp.	7,904,828	150,034
*	Bright Horizons Family Solutions Inc.	1,447,569	148,405
*	TripAdvisor Inc.	2,654,931	147,906
	Wyndham Hotels & Resorts Inc.	2,485,224	146,206
	Dunkin' Brands Group Inc.	2,096,013	144,772
*	Madison Square Garden Co. Class A	455,174	141,190
*,^	Discovery Communications Inc. Class A	5,083,097	139,785
	Sabre Corp.	5,480,671	135,044
*	Grand Canyon Education Inc.	1,200,666	134,006

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Rollins Inc.	2,472,212	129,989
*	Five Below Inc.	1,330,208	129,975
	Chemed Corp.	399,155	128,452
	Six Flags Entertainment Corp.	1,789,474	125,353
	H&R Block Inc.	5,229,900	119,137
	Williams-Sonoma Inc.	1,887,181	115,835
	Dun & Bradstreet Corp.	921,992	113,082
	Wyndham Destinations Inc.	2,485,227	110,021
	Extended Stay America Inc.	5,067,717	109,513
*	Stamps.com Inc.	426,427	107,907
*	Liberty Media Corp-Liberty SiriusXM A	2,391,558	107,740
*	Etsy Inc.	2,548,481	107,520
	Texas Roadhouse Inc. Class A	1,599,994	104,816
*	Weight Watchers International Inc.	993,246	100,417
	Casey's General Stores Inc.	940,526	98,830
*	Planet Fitness Inc. Class A	2,190,237	96,239
*	Ollie's Bargain Outlet Holdings Inc.	1,323,476	95,952
	New York Times Co. Class A	3,677,323	95,243
^	Cracker Barrel Old Country Store Inc.	597,104	93,274
	Dolby Laboratories Inc. Class A	1,487,837	91,785
	American Eagle Outfitters Inc.	3,946,256	91,750
	Cinemark Holdings Inc.	2,609,775	91,551
*	Performance Food Group Co.	2,488,033	91,311
	Cable One Inc.	121,784	89,303
	ILG Inc.	2,612,667	86,296
*	Urban Outfitters Inc.	1,906,335	84,927
*	SiteOne Landscape Supply Inc.	998,249	83,823
*	Hilton Grand Vacations Inc.	2,414,288	83,776
	Hyatt Hotels Corp. Class A	1,071,644	82,677
	Signet Jewelers Ltd.	1,477,424	82,366
	Wendy's Co.	4,753,969	81,673
	Churchill Downs Inc.	269,719	79,972
	Nexstar Media Group Inc. Class A	1,077,055	79,056
*	Yelp Inc. Class A	1,999,986	78,359
	Aaron's Inc.	1,768,960	76,861
	Tribune Media Co. Class A	1,954,995	74,818
*	Shutterfly Inc.	829,934	74,719
*	AMC Networks Inc. Class A	1,163,938	72,397
*,^	Trade Desk Inc. Class A	770,565	72,279
*	AutoNation Inc.	1,487,499	72,263
*	Beacon Roofing Supply Inc.	1,695,160	72,248
*	Adtalem Global Education Inc.	1,498,999	72,102
	AMERCO	199,390	71,013
*	Chegg Inc.	2,528,764	70,274
*	Sprouts Farmers Market Inc.	3,183,306	70,256
	World Wrestling Entertainment Inc. Class A	960,274	69,927
	John Wiley & Sons Inc. Class A	1,119,902	69,882
*	Penn National Gaming Inc.	2,044,025	68,659
	Boyd Gaming Corp.	1,972,010	68,350
*,^	RH	482,468	67,401
	Dick's Sporting Goods Inc.	1,907,178	67,228
	Hillenbrand Inc.	1,420,435	66,974
*	Scientific Games Corp.	1,355,182	66,607
	Bed Bath & Beyond Inc.	3,327,752	66,305
	Choice Hotels International Inc.	852,832	64,474
	SkyWest Inc.	1,229,618	63,817
	Graham Holdings Co. Class B	108,355	63,507
*	Spirit Airlines Inc.	1,708,935	62,120
	Morningstar Inc.	478,929	61,423
	Jack in the Box Inc.	719,674	61,259
*	Sotheby's	1,123,198	61,035
*	Liberty Expedia Holdings Inc. Class A	1,367,965	60,108
	PriceSmart Inc.	659,454	59,681
	Marriott Vacations Worldwide Corp.	525,768	59,391

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Murphy USA Inc.	797,870	59,274
	Sinclair Broadcast Group Inc. Class A	1,839,410	59,137
	TEGNA Inc.	5,395,677	58,543
	Red Rock Resorts Inc. Class A	1,737,107	58,193
	Lions Gate Entertainment Corp. Class B	2,433,929	57,100
*	Acxiom Corp.	1,901,345	56,945
	Cheesecake Factory Inc.	1,026,421	56,515
*	Eldorado Resorts Inc.	1,444,998	56,499
*	Avis Budget Group Inc.	1,723,000	55,997
	Lithia Motors Inc. Class A	590,537	55,847
*	United Natural Foods Inc.	1,266,751	54,040
^	Altice USA Inc. Class A	3,110,926	53,072
	Brinker International Inc.	1,113,515	53,003
*	Michaels Cos. Inc.	2,756,810	52,848
*	Cars.com Inc.	1,783,084	50,622
	Meredith Corp.	986,043	50,288
*	Sally Beauty Holdings Inc.	3,039,059	48,716
	Children's Place Inc.	396,860	47,941
*	Dave & Buster's Entertainment Inc.	1,007,068	47,936
*,^	Pandora Media Inc.	6,061,994	47,769
*,^	Rite Aid Corp.	26,644,464	46,095
	Matthews International Corp. Class A	783,157	46,050
*	Groupon Inc. Class A	10,567,625	45,441
	Monro Inc.	780,998	45,376
*	Pinnacle Entertainment Inc.	1,342,875	45,295
	Allegiant Travel Co. Class A	323,876	45,003
	DSW Inc. Class A	1,714,525	44,269
	Hawaiian Holdings Inc.	1,226,532	44,094
	Big Lots Inc.	1,043,604	43,602
*,^	Cargurus Inc.	1,204,123	41,831
	Abercrombie & Fitch Co.	1,696,456	41,529
	Bloomin' Brands Inc.	2,060,823	41,423
*	Rush Enterprises Inc. Class A	942,792	40,898
	Penske Automotive Group Inc.	861,170	40,346
	Wingstop Inc.	727,032	37,893
	Lions Gate Entertainment Corp. Class A	1,476,087	36,636
*	Asbury Automotive Group Inc.	520,990	35,714
*	Diplomat Pharmacy Inc.	1,379,883	35,270
	GameStop Corp. Class A	2,419,613	35,254
	Office Depot Inc.	13,648,016	34,802
*	MSG Networks Inc.	1,441,953	34,535
*	Herc Holdings Inc.	610,906	34,418
*,^	Shake Shack Inc. Class A	516,548	34,185
	Caleres Inc.	967,520	33,273
	Dine Brands Global Inc.	428,514	32,053
	Sonic Corp.	916,068	31,531
	Group 1 Automotive Inc.	497,102	31,317
*,^	Roku Inc.	734,147	31,289
	Tailored Brands Inc.	1,222,819	31,206
*	Gray Television Inc.	1,968,613	31,104
	BJ's Restaurants Inc.	515,824	30,949
*	At Home Group Inc.	784,230	30,703
	Strayer Education Inc.	271,161	30,644
	Guess? Inc.	1,427,129	30,541
*	National Vision Holdings Inc.	832,576	30,447
*,^	Carvana Co. Class A	713,725	29,691
	Gannett Co. Inc.	2,759,715	29,529
*	SeaWorld Entertainment Inc.	1,341,371	29,269
	Papa John's International Inc.	576,340	29,232
^	Dillard's Inc. Class A	307,434	29,053
*	Liberty TripAdvisor Holdings Inc. Class A	1,772,948	28,544
	Capella Education Co.	284,618	28,092
*	Liberty Media Corp-Liberty Formula One Class A	782,552	27,632
	Scholastic Corp.	618,931	27,425

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Career Education Corp.	1,609,248	26,022
*	Quotient Technology Inc.	1,982,018	25,964
*	Laureate Education Inc. Class A	1,810,715	25,948
	International Speedway Corp. Class A	577,800	25,828
	New Media Investment Group Inc.	1,390,345	25,694
*,^	Trupanion Inc.	660,372	25,490
	Core-Mark Holding Co. Inc.	1,099,716	24,964
	Chico's FAS Inc.	3,048,892	24,818
*	Denny's Corp.	1,539,320	24,521
*,^	ANGI Homeservices Inc. Class A	1,575,216	24,227
*	Belmond Ltd. Class A	2,043,090	22,780
*	Liberty Media Corp-Liberty Braves	871,063	22,526
*	Providence Service Corp.	282,349	22,179
*	Simply Good Foods Co.	1,529,969	22,093
	SpartanNash Co.	856,726	21,864
	AMC Entertainment Holdings Inc. Class A	1,346,123	21,403
*	Hertz Global Holdings Inc.	1,380,083	21,170
	PetMed Express Inc.	475,897	20,963
	Ruth's Hospitality Group Inc.	735,117	20,620
	Weis Markets Inc.	371,440	19,813
*	Houghton Mifflin Harcourt Co.	2,574,426	19,694
*	XO Group Inc.	612,449	19,598
	Buckle Inc.	725,438	19,514
*	SP Plus Corp.	522,939	19,453
*	Genesco Inc.	484,485	19,234
*,^	TrueCar Inc.	1,828,675	18,451
	SUPERVALU Inc.	897,197	18,410
*	Party City Holdco Inc.	1,198,631	18,279
	EW Scripps Co. Class A	1,362,910	18,249
*,^	Lumber Liquidators Holdings Inc.	709,771	17,283
*,^	JC Penney Co. Inc.	7,340,204	17,176
*,^	Overstock.com Inc.	504,833	16,988
*	Ascena Retail Group Inc.	4,147,312	16,527
*	Express Inc.	1,800,714	16,477
*	American Public Education Inc.	386,114	16,255
*	Rent-A-Center Inc.	1,097,094	16,149
*	TechTarget Inc.	566,863	16,099
*	Chefs' Warehouse Inc.	554,023	15,790
*	K12 Inc.	957,881	15,681
*	Red Robin Gourmet Burgers Inc.	326,440	15,212
	National CineMedia Inc.	1,807,282	15,181
*,^	Conn's Inc.	458,965	15,146
*	Fiesta Restaurant Group Inc.	526,605	15,114
	Marcus Corp.	451,139	14,662
*	Boot Barn Holdings Inc.	687,695	14,270
*	Regis Corp.	861,378	14,247
	Entercom Communications Corp. Class A	1,874,580	14,153
	Emerald Expositions Events Inc.	670,884	13,820
	Cato Corp. Class A	545,166	13,422
*	Care.com Inc.	627,624	13,105
*	Chuy's Holdings Inc.	415,327	12,751
*	Clean Energy Fuels Corp.	3,398,237	12,539
*	MarineMax Inc.	656,554	12,442
*	Carrols Restaurant Group Inc.	836,685	12,425
*	Monarch Casino & Resort Inc.	280,430	12,353
*,^	Golden Entertainment Inc.	448,695	12,110
	Sonic Automotive Inc. Class A	586,860	12,089
*	Zumiez Inc.	475,516	11,912
*,^	Stitch Fix Inc. Class A	433,871	11,905
*	QuinStreet Inc.	908,453	11,537
*	Drive Shack Inc.	1,484,009	11,457
*	Hibbett Sports Inc.	494,382	11,321
	Ingles Markets Inc. Class A	344,382	10,951
*	America's Car-Mart Inc.	173,976	10,769

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	PlayAGS Inc.	395,528	10,707
*	Del Taco Restaurants Inc.	715,383	10,144
	Winmark Corp.	63,178	9,379
	Haverty Furniture Cos. Inc.	428,962	9,266
*	Potbelly Corp.	713,262	9,237
	Shoe Carnival Inc.	280,564	9,104
*	Lindblad Expeditions Holdings Inc.	677,665	8,979
	Entravision Communications Corp. Class A	1,771,509	8,858
	Citi Trends Inc.	320,312	8,789
	Carriage Services Inc. Class A	353,152	8,670
	News Corp. Class B	544,146	8,625
	Barnes & Noble Inc.	1,349,297	8,568
	RCI Hospitality Holdings Inc.	270,696	8,568
	Nathan's Famous Inc.	90,498	8,516
*	Titan Machinery Inc.	497,670	7,739
*	tronc Inc.	431,769	7,461
*	MDC Partners Inc. Class A	1,607,611	7,395
*	1-800-Flowers.com Inc. Class A	585,063	7,343
	Tile Shop Holdings Inc.	951,576	7,327
*	Del Frisco's Restaurant Group Inc.	575,778	7,255
*,^	GNC Holdings Inc. Class A	1,994,992	7,022
*	Century Casinos Inc.	759,809	6,648
*,^	Lands' End Inc.	237,456	6,625
*	Gaia Inc. Class A	322,622	6,533
*	Habit Restaurants Inc. Class A	640,528	6,405
*	BJ's Wholesale Club Holdings Inc.	270,098	6,388
*	Francesca's Holdings Corp.	830,658	6,271
*	Bojangles' Inc.	424,423	6,112
*	Town Sports International Holdings Inc.	411,706	5,990
*	El Pollo Loco Holdings Inc.	522,466	5,956
*	Reading International Inc. Class A	373,363	5,955
*,^	Duluth Holdings Inc.	249,048	5,925
*	BrightView Holdings Inc.	265,562	5,829
*	Red Lion Hotels Corp.	498,292	5,805
*,^	Daily Journal Corp.	24,749	5,697
	Natural Health Trends Corp.	224,180	5,609
*	Liberty Media Corp-Liberty Braves	217,655	5,596
*	Avid Technology Inc.	1,055,116	5,487
	Village Super Market Inc. Class A	185,950	5,478
*	Hemisphere Media Group Inc. Class A	405,908	5,317
*,^	Noodles & Co. Class A	431,232	5,304
*	Biglari Holdings Inc. Class B	28,255	5,184
	Tilly's Inc. Class A	331,331	5,020
*	Kirkland's Inc.	417,362	4,858
	Pier 1 Imports Inc.	2,021,218	4,810
*	Bridgepoint Education Inc. Class A	724,481	4,731
*	Barnes & Noble Education Inc.	835,527	4,712
	Speedway Motorsports Inc.	267,785	4,649
*,^	Zoe's Kitchen Inc.	473,206	4,618
*	Liquidity Services Inc.	697,626	4,569
*,^	Boston Omaha Corp. Class A	216,518	4,562
	Saga Communications Inc. Class A	115,556	4,449
*	Cambium Learning Group Inc.	388,531	4,332
	CSS Industries Inc.	249,208	4,212
*	Smart & Final Stores Inc.	751,194	4,169
*,^	Blue Apron Holdings Inc. Class A	1,201,070	4,024
*	Leaf Group Ltd.	359,250	3,898
*	Sportsman's Warehouse Holdings Inc.	754,396	3,862
	Clear Channel Outdoor Holdings Inc. Class A	886,179	3,811
*	J. Jill Inc.	404,797	3,781
*	PCM Inc.	246,655	3,737
*,^	Global Eagle Entertainment Inc.	1,479,399	3,728
*,^	Container Store Group Inc.	440,571	3,705
*	J Alexander's Holdings Inc.	329,963	3,679

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	New York & Co. Inc.	708,452	3,627
*,^	Lee Enterprises Inc.	1,159,701	3,305
	Big 5 Sporting Goods Corp.	432,094	3,284
*,^	Tuesday Morning Corp.	1,034,055	3,154
	Collectors Universe Inc.	211,658	3,120
*	Natural Grocers by Vitamin Cottage Inc.	241,385	3,075
*,^	Digital Turbine Inc.	1,950,631	2,945
	Marchex Inc. Class B	929,908	2,846
*	Biglari Holdings Inc.	2,825	2,684
*	Travelzoo	152,382	2,606
*	Build-A-Bear Workshop Inc.	324,459	2,466
*	RealNetworks Inc.	655,233	2,424
*	Rubicon Project Inc.	846,914	2,414
*,^	Profire Energy Inc.	708,971	2,396
*,^	Vitamin Shoppe Inc.	344,143	2,392
*,^	Sears Holdings Corp.	989,319	2,345
*	TheStreet Inc.	1,030,022	2,245
*,^	Remark Holdings Inc.	560,994	2,193
*	FTD Cos. Inc.	455,037	2,111
*	Full House Resorts Inc.	629,240	2,095
	AH Belo Corp. Class A	428,938	2,016
*,^	LiveXLive Media Inc.	341,600	1,971
*,^	Stein Mart Inc.	795,970	1,950
	Liberty Tax Inc.	241,260	1,948
^	Fred's Inc. Class A	838,363	1,911
	A-Mark Precious Metals Inc.	136,129	1,808
*	Destination Maternity Corp.	301,997	1,758
*,^	Fluent Inc.	712,111	1,745
*	Destination XL Group Inc.	770,416	1,733
	Peak Resorts Inc.	336,921	1,685
	Salem Media Group Inc. Class A	315,296	1,624
*	EVINE Live Inc.	1,311,246	1,613
	Townsquare Media Inc. Class A	229,396	1,484
*	Papa Murphy's Holdings Inc.	266,958	1,482
^	Stage Stores Inc.	614,614	1,481
*	AutoWeb Inc.	283,057	1,279
*	Urban One Inc.	584,263	1,227
	Wayside Technology Group Inc.	82,067	1,153
	Educational Development Corp.	60,132	1,127
*,^	Chicken Soup For The Soul Entertainment Inc.	116,305	1,114
	Ark Restaurants Corp.	41,710	1,062
	Dover Motorsports Inc.	442,500	996
*	Emmis Communications Corp. Class A	183,328	970
*,^	McClatchy Co. Class A	96,865	964
	Harte-Hanks Inc.	78,963	876
	Beasley Broadcast Group Inc. Class A	76,851	861
*	Lazydays Holdings Inc.	93,600	832
*	Luby's Inc.	308,772	800
*,^	Famous Dave's of America Inc.	115,881	782
*	Ascent Capital Group Inc. Class A	254,049	714
*,^	Social Reality Inc.	148,260	678
*	Nevada Gold & Casinos Inc.	313,955	628
*	Good Times Restaurants Inc.	154,244	578
*,^	Interpace Diagnostics Group Inc.	612,138	545
*	ONE Group Hospitality Inc.	204,067	496
	Canterbury Park Holding Corp.	31,705	490
*,^	Christopher & Banks Corp.	451,842	425
*,^	Kona Grill Inc.	137,965	324
*	Rush Enterprises Inc. Class B	7,149	314
*,^	Inspired Entertainment Inc.	49,376	309
*,^	Valeritas Holdings Inc.	226,029	303
*,^	Sears Hometown and Outlet Stores Inc.	143,195	301
*,^	Live Ventures Inc.	19,052	240
	Value Line Inc.	9,438	224

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Eastside Distilling Inc.	24,612	209
*,^	Ifresh Inc.	39,610	208
*	Dover Downs Gaming & Entertainment Inc.	102,519	182
*,^	Genius Brands International Inc.	68,896	164
*	Insignia Systems Inc.	96,450	163
*	Diversified Restaurant Holdings Inc.	126,397	158
	National American University Holdings Inc.	153,701	146
*	Rave Restaurant Group Inc.	95,445	136
*	SPAR Group Inc.	98,012	123
	Gaming Partners International Corp.	13,878	119
*,^	Spark Networks SE ADR	10,970	118
^	FAT Brands Inc.	5,432	42
	Haverty Furniture Cos. Inc. Class A	1,375	30
*	Youngevity International Inc.	7,184	30
*	NTN Buzztime Inc.	4,442	20
	Viacom Inc. Class A	300	11
*,2	Universal Travel Group	42,843	7
*	YogaWorks Inc.	3,300	6
*	Urban One Inc. Class A	950	2
*,^	DGSE Cos. Inc.	2,900	2
*	RLJ Entertainment Inc.	300	1
			92,462,633
Financials (19.8%)
	JPMorgan Chase & Co.	85,236,974	8,881,693
*	Berkshire Hathaway Inc. Class B	47,314,420	8,831,236
	Bank of America Corp.	241,101,577	6,796,653
	Wells Fargo & Co.	109,775,666	6,085,963
	Visa Inc. Class A	44,714,503	5,922,436
	Mastercard Inc. Class A	23,212,668	4,561,754
	Citigroup Inc.	63,819,490	4,270,800
	US Bancorp	39,100,783	1,955,821
	Goldman Sachs Group Inc.	8,494,572	1,873,648
	American Express Co.	17,209,955	1,686,576
	American Tower Corp.	11,054,700	1,593,756
	Morgan Stanley	33,210,197	1,574,163
	Charles Schwab Corp.	30,380,528	1,552,445
	PNC Financial Services Group Inc.	11,181,537	1,510,626
	Chubb Ltd.	11,054,740	1,404,173
	BlackRock Inc.	2,805,267	1,399,940
	CME Group Inc.	8,523,574	1,397,184
	Simon Property Group Inc.	7,749,732	1,318,927
	S&P Global Inc.	6,292,785	1,283,036
	Bank of New York Mellon Corp.	22,761,557	1,227,531
	American International Group Inc.	22,455,628	1,190,597
	Crown Castle International Corp.	10,382,170	1,119,406
	Capital One Financial Corp.	12,146,527	1,116,266
	Intercontinental Exchange Inc.	14,506,768	1,066,973
	Marsh & McLennan Cos. Inc.	12,705,964	1,041,508
	BB&T Corp.	19,526,206	984,902
	Prudential Financial Inc.	10,519,556	983,684
	MetLife Inc.	20,350,473	887,281
	Prologis Inc.	13,308,123	874,211
	Progressive Corp.	14,563,692	861,442
	Equinix Inc.	1,988,671	854,910
	Aon plc	6,135,899	841,661
	Public Storage	3,708,386	841,284
	Aflac Inc.	19,437,589	836,205
	Travelers Cos. Inc.	6,767,692	827,959
	State Street Corp.	8,709,063	810,727
	Allstate Corp.	8,809,006	803,998
	SunTrust Banks Inc.	11,722,590	773,925
	Moody's Corp.	4,079,240	695,755
	Weyerhaeuser Co.	18,932,008	690,261
	T. Rowe Price Group Inc.	5,773,253	670,217

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Discover Financial Services	8,777,104	617,996
	Synchrony Financial	17,983,376	600,285
	AvalonBay Communities Inc.	3,447,318	592,559
	Equity Residential	9,195,686	585,673
	Welltower Inc.	9,301,286	583,098
	Digital Realty Trust Inc.	5,147,068	574,310
	M&T Bank Corp.	3,301,384	561,730
	Northern Trust Corp.	5,378,104	553,353
	KeyCorp	26,758,950	522,870
	Ameriprise Financial Inc.	3,630,118	507,781
	Ventas Inc.	8,910,513	507,454
	Regions Financial Corp.	28,330,978	503,725
	Willis Towers Watson plc	3,293,423	499,283
	Fifth Third Bancorp	17,277,991	495,878
	Boston Properties Inc.	3,853,665	483,327
*	SBA Communications Corp. Class A	2,879,806	475,514
*	IHS Markit Ltd.	9,190,881	474,158
	Citizens Financial Group Inc.	12,137,023	472,130
	Hartford Financial Services Group Inc.	8,920,190	456,089
	Huntington Bancshares Inc.	27,520,270	406,199
*	E*TRADE Financial Corp.	6,632,108	405,620
	Essex Property Trust Inc.	1,649,028	394,233
	First Republic Bank	4,047,183	391,727
	Comerica Inc.	4,298,487	390,818
	Host Hotels & Resorts Inc.	18,509,926	390,004
	TD Ameritrade Holding Corp.	7,102,367	388,997
*	SVB Financial Group	1,326,242	382,966
*	CBRE Group Inc. Class A	8,003,344	382,080
	Principal Financial Group Inc.	7,211,792	381,864
	Realty Income Corp.	7,077,998	380,726
	Equifax Inc.	3,003,953	375,825
	MSCI Inc. Class A	2,243,930	371,213
	XL Group Ltd.	6,458,923	361,377
*	Markel Corp.	329,847	357,670
	Lincoln National Corp.	5,442,658	338,805
	Loews Corp.	6,948,814	335,489
	Alexandria Real Estate Equities Inc.	2,560,042	323,001
	GGP Inc.	15,558,483	317,860
	Vornado Realty Trust	4,274,810	315,994
	HCP Inc.	11,733,651	302,963
	Extra Space Storage Inc.	2,992,019	298,633
	Annaly Capital Management Inc.	28,838,415	296,747
	Arthur J Gallagher & Co.	4,529,567	295,690
	Cboe Global Markets Inc.	2,809,151	292,348
	Raymond James Financial Inc.	3,266,953	291,902
*	Berkshire Hathaway Inc. Class A	1,026	289,373
	Mid-America Apartment Communities Inc.	2,830,796	284,976
	Ally Financial Inc.	10,820,206	284,247
	Invesco Ltd.	10,189,463	270,632
	Nasdaq Inc.	2,913,100	265,879
	Franklin Resources Inc.	8,182,953	262,264
	Cincinnati Financial Corp.	3,897,158	260,564
	Zions Bancorporation	4,918,373	259,149
	Duke Realty Corp.	8,882,624	257,863
*	Arch Capital Group Ltd.	9,734,793	257,583
	UDR Inc.	6,685,288	250,966
	Iron Mountain Inc.	7,132,363	249,704
	FNF Group	6,480,479	243,796
	Regency Centers Corp.	3,840,128	238,395
	East West Bancorp Inc.	3,631,487	236,773
	Everest Re Group Ltd.	1,023,054	235,793
	Western Union Co.	11,487,442	233,540
*	Liberty Broadband Corp.	3,080,739	233,274
	Federal Realty Investment Trust	1,828,633	231,414

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	SL Green Realty Corp.	2,285,400	229,751
	SEI Investments Co.	3,544,288	221,589
	Torchmark Corp.	2,675,278	217,794
	Reinsurance Group of America Inc. Class A	1,601,120	213,718
	Camden Property Trust	2,310,900	210,592
	Alleghany Corp.	365,599	210,208
	Affiliated Managers Group Inc.	1,374,919	204,409
	Unum Group	5,516,221	204,045
	Voya Financial Inc.	4,274,916	200,921
	Macerich Co.	3,528,971	200,551
	AGNC Investment Corp.	10,494,195	195,087
*	Black Knight Inc.	3,534,732	189,285
	American Financial Group Inc.	1,754,778	188,340
	Jones Lang LaSalle Inc.	1,128,176	187,266
	Kilroy Realty Corp.	2,468,254	186,699
	Sun Communities Inc.	1,900,251	185,997
	Equity LifeStyle Properties Inc.	1,997,268	183,549
	VEREIT Inc.	24,194,287	180,005
	WP Carey Inc.	2,694,740	178,796
	MarketAxess Holdings Inc.	895,379	177,160
	Kimco Realty Corp.	10,102,094	171,635
*	Athene Holding Ltd. Class A	3,895,527	170,780
	National Retail Properties Inc.	3,863,029	169,819
*	Signature Bank	1,303,918	166,745
	Apartment Investment & Management Co.	3,927,936	166,152
	Invitation Homes Inc.	7,150,843	164,898
	WR Berkley Corp.	2,274,746	164,714
	Gaming and Leisure Properties Inc.	4,584,628	164,130
	Liberty Property Trust	3,664,047	162,427
	Brown & Brown Inc.	5,838,126	161,891
	Douglas Emmett Inc.	4,026,455	161,783
	PacWest Bancorp	3,220,275	159,146
	Lazard Ltd. Class A	3,223,506	157,662
	Commerce Bancshares Inc.	2,420,746	156,646
	DCT Industrial Trust Inc.	2,329,269	155,432
	People's United Financial Inc.	8,572,784	155,082
	Cullen/Frost Bankers Inc.	1,431,251	154,919
*,^	Zillow Group Inc.	2,606,576	153,944
^	Omega Healthcare Investors Inc.	4,940,829	153,166
	Park Hotels & Resorts Inc.	4,998,290	153,098
	Synovus Financial Corp.	2,822,609	149,118
	American Campus Communities Inc.	3,437,995	147,421
	Webster Financial Corp.	2,310,721	147,193
	New Residential Investment Corp.	8,386,211	146,675
	CubeSmart	4,538,086	146,217
	VICI Properties Inc.	7,070,662	145,938
	CIT Group Inc.	2,888,721	145,620
	Eaton Vance Corp.	2,789,218	145,569
	CyrusOne Inc.	2,471,542	144,239
	First Horizon National Corp.	8,075,488	144,067
	Lamar Advertising Co. Class A	2,089,741	142,750
	Old Republic International Corp.	7,106,926	141,499
	LPL Financial Holdings Inc.	2,125,631	139,314
	American Homes 4 Rent Class A	6,279,330	139,276
	Healthcare Trust of America Inc. Class A	5,161,081	139,143
	Forest City Realty Trust Inc. Class A	6,067,516	138,400
	Hudson Pacific Properties Inc.	3,891,562	137,878
	Bank of the Ozarks	3,042,273	137,024
	Starwood Property Trust Inc.	6,302,957	136,837
	First American Financial Corp.	2,629,164	135,980
*	Western Alliance Bancorp	2,393,419	135,491
	Assurant Inc.	1,303,338	134,882
	Brixmor Property Group Inc.	7,655,728	133,439
	Janus Henderson Group plc	4,323,882	132,873

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Highwoods Properties Inc.	2,561,700	129,955
	Medical Properties Trust Inc.	9,094,558	127,688
*	Howard Hughes Corp.	961,442	127,391
	New York Community Bancorp Inc.	11,524,754	127,233
	Validus Holdings Ltd.	1,871,270	126,498
	Hanover Insurance Group Inc.	1,054,495	126,075
	Sterling Bancorp	5,350,281	125,732
	Rayonier Inc.	3,215,023	124,389
	Umpqua Holdings Corp.	5,469,962	123,566
	STORE Capital Corp.	4,454,753	122,060
	Wintrust Financial Corp.	1,393,903	121,339
	RenaissanceRe Holdings Ltd.	1,000,380	120,366
	EPR Properties	1,856,689	120,295
*	Brighthouse Financial Inc.	2,993,527	119,951
*,^	Credit Acceptance Corp.	337,281	119,195
	Associated Banc-Corp	4,324,012	118,046
	Popular Inc.	2,556,425	115,576
	Prosperity Bancshares Inc.	1,680,148	114,855
*	Texas Capital Bancshares Inc.	1,245,654	113,977
	Pinnacle Financial Partners Inc.	1,849,984	113,497
	Life Storage Inc.	1,158,559	112,739
	Hospitality Properties Trust	3,902,483	111,650
*	GCI Liberty Inc. - Class A	2,472,081	111,441
	Primerica Inc.	1,106,776	110,235
	Interactive Brokers Group Inc.	1,701,863	109,617
	Axis Capital Holdings Ltd.	1,969,894	109,566
	FNB Corp.	8,111,030	108,850
	BankUnited Inc.	2,661,656	108,729
	Senior Housing Properties Trust	6,006,836	108,664
	Gramercy Property Trust	3,974,871	108,593
*	HealthEquity Inc.	1,391,932	104,534
	First Industrial Realty Trust Inc.	3,091,981	103,087
	IBERIABANK Corp.	1,357,743	102,917
	Cousins Properties Inc.	10,386,178	100,642
	Hancock Whitney Corp.	2,149,723	100,285
	Chemical Financial Corp.	1,797,829	100,085
*	MGIC Investment Corp.	9,281,020	99,493
	FirstCash Inc.	1,100,484	98,878
	JBG SMITH Properties	2,680,727	97,766
*	Zillow Group Inc. Class A	1,633,179	97,582
	Sabra Health Care REIT Inc.	4,463,096	96,983
	Assured Guaranty Ltd.	2,713,823	96,965
	Apple Hospitality REIT Inc.	5,394,201	96,448
	RLJ Lodging Trust	4,373,034	96,425
	CoreSite Realty Corp.	860,644	95,377
	Ryman Hospitality Properties Inc.	1,146,980	95,371
	Valley National Bancorp	7,827,927	95,188
	LaSalle Hotel Properties	2,771,828	94,880
	MB Financial Inc.	2,029,485	94,777
	TCF Financial Corp.	3,847,634	94,729
*	Equity Commonwealth	3,006,451	94,703
	Weingarten Realty Investors	3,054,350	94,105
	Sunstone Hotel Investors Inc.	5,589,800	92,902
	United Bankshares Inc.	2,527,934	92,017
	Healthcare Realty Trust Inc.	3,159,290	91,872
	Home BancShares Inc.	3,961,828	89,379
	Bank of Hawaii Corp.	1,062,407	88,626
	Radian Group Inc.	5,385,178	87,348
	UMB Financial Corp.	1,144,177	87,221
	Navient Corp.	6,663,290	86,823
	Stifel Financial Corp.	1,649,914	86,208
	Spirit Realty Capital Inc.	10,675,335	85,723
*	Green Dot Corp. Class A	1,167,564	85,688
	Taubman Centers Inc.	1,452,354	85,340

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Evercore Inc. Class A	805,697	84,961
	Uniti Group Inc.	4,197,430	84,075
*	Essent Group Ltd.	2,332,752	83,559
	Investors Bancorp Inc.	6,471,063	82,765
	GEO Group Inc.	3,005,132	82,761
	First Financial Bankshares Inc.	1,616,968	82,304
	Selective Insurance Group Inc.	1,472,289	80,976
	Chimera Investment Corp.	4,428,383	80,951
	Cathay General Bancorp	1,979,125	80,135
^	Blackstone Mortgage Trust Inc. Class A	2,547,867	80,079
	CNO Financial Group Inc.	4,199,806	79,964
	BancorpSouth Bank	2,425,768	79,929
	Education Realty Trust Inc.	1,914,139	79,437
	EastGroup Properties Inc.	830,139	79,328
	Paramount Group Inc.	5,149,190	79,298
	Glacier Bancorp Inc.	2,040,434	78,924
*	SLM Corp.	6,790,500	77,751
	South State Corp.	896,380	77,313
	Community Bank System Inc.	1,305,053	77,089
	American Equity Investment Life Holding Co.	2,135,082	76,863
	Corporate Office Properties Trust	2,620,345	75,964
	Columbia Banking System Inc.	1,848,785	75,615
	PotlatchDeltic Corp.	1,486,605	75,594
	Brandywine Realty Trust	4,422,802	74,657
	MFA Financial Inc.	9,840,739	74,593
	Colony Capital Inc.	11,899,550	74,253
	Realogy Holdings Corp.	3,238,043	73,827
*	AXA Equitable Holdings Inc.	3,578,423	73,751
	Fulton Financial Corp.	4,453,040	73,475
	Legg Mason Inc.	2,108,609	73,232
	Kemper Corp.	963,904	72,919
	National Health Investors Inc.	980,873	72,271
	Erie Indemnity Co. Class A	614,290	72,032
	Financial Engines Inc.	1,597,383	71,722
	Washington Federal Inc.	2,191,859	71,674
	First Financial Bancorp	2,338,269	71,668
	Physicians Realty Trust	4,485,768	71,503
	BGC Partners Inc. Class A	6,293,043	71,237
	CoreCivic Inc.	2,975,508	71,085
	Old National Bancorp	3,810,829	70,881
	Retail Properties of America Inc.	5,539,964	70,801
	Piedmont Office Realty Trust Inc. Class A	3,527,700	70,307
	Empire State Realty Trust Inc.	4,058,649	69,403
	RLI Corp.	1,043,289	69,055
	Kennedy-Wilson Holdings Inc.	3,246,901	68,672
	First Midwest Bancorp Inc.	2,643,534	67,331
	Columbia Property Trust Inc.	2,964,023	67,313
	Outfront Media Inc.	3,458,267	67,263
	Two Harbors Investment Corp.	4,249,390	67,140
	DDR Corp.	3,750,439	67,133
	Pebblebrook Hotel Trust	1,719,268	66,708
	STAG Industrial Inc.	2,443,901	66,547
	White Mountains Insurance Group Ltd.	73,112	66,284
	Xenia Hotels & Resorts Inc.	2,673,103	65,117
*	FCB Financial Holdings Inc. Class A	1,104,282	64,932
	Rexford Industrial Realty Inc.	2,047,206	64,262
	Great Western Bancorp Inc.	1,512,855	63,525
	Union Bankshares Corp.	1,632,190	63,460
*	OneMain Holdings Inc.	1,896,545	63,136
	Simmons First National Corp. Class A	2,109,290	63,068
	PS Business Parks Inc.	489,927	62,956
	First Citizens BancShares Inc. Class A	155,726	62,804
	CVB Financial Corp.	2,741,943	61,474
	DiamondRock Hospitality Co.	4,979,210	61,145

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Urban Edge Properties	2,657,722	60,782
	Aspen Insurance Holdings Ltd.	1,488,090	60,565
	International Bancshares Corp.	1,415,045	60,564
	Washington REIT	1,977,331	59,972
	Hope Bancorp Inc.	3,335,188	59,466
	CenterState Bank Corp.	1,990,040	59,343
	Moelis & Co. Class A	1,010,511	59,266
	United Community Banks Inc.	1,920,170	58,892
*,^	BofI Holding Inc.	1,414,482	57,866
	Acadia Realty Trust	2,110,045	57,752
	Tanger Factory Outlet Centers Inc.	2,404,056	56,471
	BOK Financial Corp.	598,416	56,257
	First Merchants Corp.	1,211,107	56,195
	Apollo Commercial Real Estate Finance Inc.	3,070,281	56,125
*	Genworth Financial Inc. Class A	12,390,369	55,757
	Trustmark Corp.	1,682,297	54,893
	Retail Opportunity Investments Corp.	2,803,871	53,722
	Renasant Corp.	1,178,971	53,667
	Independent Bank Corp.	679,174	53,247
	Federated Investors Inc. Class B	2,273,345	53,014
	Ameris Bancorp	978,666	52,212
	Santander Consumer USA Holdings Inc.	2,727,965	52,077
*	Eagle Bancorp Inc.	845,239	51,813
	Towne Bank	1,606,304	51,562
*	Quality Care Properties Inc.	2,343,721	50,413
	Terreno Realty Corp.	1,330,508	50,120
	QTS Realty Trust Inc. Class A	1,266,061	50,009
*	Enstar Group Ltd.	241,160	49,992
	Banner Corp.	823,239	49,501
	First Hawaiian Inc.	1,702,729	49,413
	WesBanco Inc.	1,068,569	48,128
	Lexington Realty Trust	5,509,286	48,096
	Chesapeake Lodging Trust	1,516,705	47,989
	Argo Group International Holdings Ltd.	813,427	47,301
	ProAssurance Corp.	1,333,431	47,270
	ServisFirst Bancshares Inc.	1,118,627	46,680
	LegacyTexas Financial Group Inc.	1,164,451	45,437
	Horace Mann Educators Corp.	1,005,738	44,856
	LTC Properties Inc.	1,010,311	43,181
	Invesco Mortgage Capital Inc.	2,694,341	42,840
	Heartland Financial USA Inc.	775,587	42,541
	Mack-Cali Realty Corp.	2,089,824	42,382
^	Colony Credit Real Estate Inc.	2,030,486	42,092
	Houlihan Lokey Inc. Class A	815,270	41,758
*	PRA Group Inc.	1,082,931	41,747
	Virtu Financial Inc. Class A	1,563,746	41,517
*	Pacific Premier Bancorp Inc.	1,085,391	41,408
	WSFS Financial Corp.	774,499	41,281
*	First BanCorp	5,390,117	41,234
	Capitol Federal Financial Inc.	3,094,544	40,724
	Provident Financial Services Inc.	1,466,142	40,363
	Northwest Bancshares Inc.	2,319,841	40,342
*	HRG Group Inc.	3,080,754	40,327
	Hilltop Holdings Inc.	1,826,922	40,320
*,^	LendingTree Inc.	187,057	39,993
	Government Properties Income Trust	2,514,613	39,857
	Alexander & Baldwin Inc.	1,693,478	39,797
	NBT Bancorp Inc.	1,034,389	39,462
	National General Holdings Corp.	1,481,019	38,995
	Berkshire Hills Bancorp Inc.	948,706	38,517
	Walker & Dunlop Inc.	691,428	38,478
	First Commonwealth Financial Corp.	2,480,295	38,469
	Agree Realty Corp.	723,114	38,159
	National Storage Affiliates Trust	1,235,209	38,069

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Washington Prime Group Inc.	4,682,962	37,979
	Four Corners Property Trust Inc.	1,536,294	37,839
	Summit Hotel Properties Inc.	2,629,928	37,634
	American Assets Trust Inc.	981,419	37,579
	Westamerica Bancorporation	660,247	37,311
	Park National Corp.	329,877	36,755
	AmTrust Financial Services Inc.	2,517,096	36,674
	Artisan Partners Asset Management Inc. Class A	1,214,345	36,613
	Infinity Property & Casualty Corp.	256,039	36,447
	S&T Bancorp Inc.	830,551	35,913
	Waddell & Reed Financial Inc. Class A	1,986,568	35,699
*	LendingClub Corp.	9,378,233	35,544
	Select Income REIT	1,577,814	35,453
	Navigators Group Inc.	615,738	35,097
	Kite Realty Group Trust	2,049,785	35,010
*	Seacoast Banking Corp. of Florida	1,103,647	34,853
	First Busey Corp.	1,069,889	33,937
	Global Net Lease Inc.	1,651,251	33,735
	Brookline Bancorp Inc.	1,808,677	33,641
	Ladder Capital Corp. Class A	2,153,603	33,639
^	Seritage Growth Properties Class A	785,113	33,312
	Sandy Spring Bancorp Inc.	807,677	33,123
	Cadence BanCorp Class A	1,143,554	33,014
	CareTrust REIT Inc.	1,919,154	32,031
	First Interstate BancSystem Inc. Class A	757,145	31,952
	Mercury General Corp.	700,107	31,897
	Monmouth Real Estate Investment Corp.	1,923,345	31,793
*	Cannae Holdings Inc.	1,712,018	31,758
	HFF Inc. Class A	921,820	31,665
	Kearny Financial Corp.	2,348,455	31,587
	Boston Private Financial Holdings Inc.	1,984,912	31,560
	Redwood Trust Inc.	1,904,433	31,366
*,^	Redfin Corp.	1,348,788	31,144
	Employers Holdings Inc.	773,659	31,101
	Tompkins Financial Corp.	359,901	30,908
	State Bank Financial Corp.	916,841	30,622
	Safety Insurance Group Inc.	352,362	30,092
	First Bancorp	732,427	29,964
	Independent Bank Group Inc.	445,231	29,741
	Heritage Financial Corp.	840,946	29,307
*	FGL Holdings	3,488,865	29,272
	OceanFirst Financial Corp.	975,843	29,236
	WisdomTree Investments Inc.	3,198,134	29,039
	Enterprise Financial Services Corp.	535,966	28,915
	Americold Realty Trust	1,307,144	28,783
*	Third Point Reinsurance Ltd.	2,292,070	28,651
	Lakeland Financial Corp.	593,716	28,611
	PennyMac Mortgage Investment Trust	1,501,011	28,504
	CYS Investments Inc.	3,795,565	28,467
	Easterly Government Properties Inc.	1,419,026	28,040
	City Holding Co.	370,714	27,889
	Tier REIT Inc.	1,172,293	27,877
	James River Group Holdings Ltd.	705,424	27,716
*	Enova International Inc.	757,119	27,673
	Piper Jaffray Cos.	358,550	27,555
	AMERISAFE Inc.	474,750	27,417
	Beneficial Bancorp Inc.	1,690,627	27,388
	National Bank Holdings Corp. Class A	704,962	27,204
	Universal Insurance Holdings Inc.	768,812	26,985
	United Fire Group Inc.	491,103	26,770
	NRG Yield Inc.	1,548,822	26,640
*	CorePoint Lodging Inc.	1,021,322	26,452
	Kinsale Capital Group Inc.	475,645	26,094
	PJT Partners Inc.	481,392	25,702

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Ramco-Gershenson Properties Trust	1,938,387	25,606
	BancFirst Corp.	431,681	25,556
	American National Insurance Co.	211,629	25,309
*	NMI Holdings Inc. Class A	1,522,820	24,822
*	Flagstar Bancorp Inc.	718,389	24,612
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,228,553	24,264
	Stewart Information Services Corp.	553,410	23,835
	Chatham Lodging Trust	1,116,082	23,683
	TFS Financial Corp.	1,489,544	23,490
	Southside Bancshares Inc.	697,171	23,481
*	Triumph Bancorp Inc.	568,593	23,170
	Carolina Financial Corp.	535,060	22,965
	ARMOUR Residential REIT Inc.	1,002,775	22,873
	Meridian Bancorp Inc.	1,194,177	22,868
	RE/MAX Holdings Inc. Class A	435,079	22,820
	TPG RE Finance Trust Inc.	1,117,067	22,699
^	CBL & Associates Properties Inc.	4,064,306	22,638
	Lakeland Bancorp Inc.	1,134,312	22,516
*	Encore Capital Group Inc.	615,186	22,516
	Getty Realty Corp.	781,820	22,024
	Meta Financial Group Inc.	226,047	22,017
	Virtus Investment Partners Inc.	170,196	21,777
	United Financial Bancorp Inc.	1,242,137	21,762
	Bryn Mawr Bank Corp.	469,815	21,752
	Cohen & Steers Inc.	517,254	21,575
	Independence Realty Trust Inc.	2,092,193	21,571
	InfraREIT Inc.	969,491	21,494
	Franklin Street Properties Corp.	2,508,950	21,477
	Hanmi Financial Corp.	755,619	21,422
	MTGE Investment Corp.	1,092,864	21,420
	Banc of California Inc.	1,087,178	21,254
	Capstead Mortgage Corp.	2,341,345	20,955
	CoBiz Financial Inc.	952,529	20,460
	Central Pacific Financial Corp.	709,564	20,329
	Hersha Hospitality Trust Class A	947,332	20,320
	Washington Trust Bancorp Inc.	348,159	20,228
	TrustCo Bank Corp. NY	2,270,599	20,208
	Preferred Bank	327,312	20,117
*,^	MBIA Inc.	2,224,904	20,113
	Alexander's Inc.	51,613	19,749
	Universal Health Realty Income Trust	306,028	19,580
*	Customers Bancorp Inc.	686,781	19,491
	FBL Financial Group Inc. Class A	246,525	19,414
	Nelnet Inc. Class A	331,621	19,370
	Stock Yards Bancorp Inc.	505,568	19,287
*	Marcus & Millichap Inc.	494,140	19,276
^	Pennsylvania REIT	1,737,502	19,095
	Live Oak Bancshares Inc.	615,251	18,857
*	INTL. FCStone Inc.	364,133	18,829
	TriCo Bancshares	502,350	18,813
	ConnectOne Bancorp Inc.	750,272	18,682
	Univest Corp. of Pennsylvania	678,201	18,651
	Ashford Hospitality Trust Inc.	2,287,402	18,528
	Community Trust Bancorp Inc.	369,197	18,441
	Horizon Bancorp Inc.	878,868	18,184
	Granite Point Mortgage Trust Inc.	985,922	18,092
	German American Bancorp Inc.	486,454	17,439
*,^	Columbia Financial Inc.	1,040,798	17,225
*	iStar Inc.	1,586,435	17,118
*	St. Joe Co.	951,683	17,083
	Northfield Bancorp Inc.	1,024,920	17,034
	Flushing Financial Corp.	651,499	17,004
	Urstadt Biddle Properties Inc. Class A	747,443	16,915
	Guaranty Bancorp	566,362	16,878

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	HomeStreet Inc.	622,945	16,788
	National Western Life Group Inc. Class A	54,481	16,740
	Camden National Corp.	364,522	16,662
	Federal Agricultural Mortgage Corp.	186,034	16,646
	Investors Real Estate Trust	2,998,297	16,581
*	Veritex Holdings Inc.	529,110	16,439
	Hamilton Lane Inc. Class A	339,478	16,285
*	Liberty Broadband Corp. Class A	215,057	16,267
*	TriState Capital Holdings Inc.	621,557	16,223
*	National Commerce Corp.	347,785	16,102
	Armada Hoffler Properties Inc.	1,075,888	16,031
	Saul Centers Inc.	298,496	15,993
	Investment Technology Group Inc.	763,179	15,966
	NRG Yield Inc. Class A	935,536	15,951
^	New York Mortgage Trust Inc.	2,647,501	15,911
	Heritage Commerce Corp.	929,159	15,786
	Opus Bank	546,664	15,689
	Oritani Financial Corp.	967,813	15,679
	Bridge Bancorp Inc.	432,039	15,532
	FB Financial Corp.	381,349	15,529
	Preferred Apartment Communities Inc. Class A	908,244	15,431
	Great Southern Bancorp Inc.	269,507	15,416
	Diamond Hill Investment Group Inc.	79,281	15,415
	Peoples Bancorp Inc.	407,967	15,413
	OFG Bancorp	1,095,424	15,391
	QCR Holdings Inc.	323,073	15,330
	New Senior Investment Group Inc.	2,003,022	15,163
	CatchMark Timber Trust Inc. Class A	1,189,815	15,146
	Midland States Bancorp Inc.	430,380	14,745
*	First Foundation Inc.	790,362	14,653
	First Defiance Financial Corp.	218,232	14,635
^	Arbor Realty Trust Inc.	1,367,484	14,263
	Dime Community Bancshares Inc.	729,192	14,219
	Greenhill & Co. Inc.	499,266	14,179
*,^	Willscot Corp.	957,292	14,168
	Mercantile Bank Corp.	373,918	13,820
*	EZCORP Inc. Class A	1,146,834	13,819
	Fidelity Southern Corp.	539,264	13,703
*	Southern First Bancshares Inc.	307,858	13,607
	Maiden Holdings Ltd.	1,752,900	13,585
	BBX Capital Corp. Class A	1,488,088	13,437
	Peapack Gladstone Financial Corp.	383,559	13,267
	First of Long Island Corp.	531,922	13,218
*	Nationstar Mortgage Holdings Inc.	751,416	13,172
	RMR Group Inc. Class A	167,646	13,152
	Community Healthcare Trust Inc.	439,684	13,133
	People's Utah Bancorp	367,270	13,112
	Gladstone Commercial Corp.	672,675	12,929
*	Equity Bancshares Inc. Class A	311,573	12,924
*	Bancorp Inc.	1,228,838	12,854
	Independent Bank Corp.	502,500	12,814
	Green Bancorp Inc.	590,373	12,752
	Blue Hills Bancorp Inc.	572,265	12,704
	AG Mortgage Investment Trust Inc.	674,552	12,675
*	World Acceptance Corp.	111,379	12,364
	Bank of Marin Bancorp	152,238	12,308
	United Community Financial Corp.	1,112,769	12,229
	Cedar Realty Trust Inc.	2,572,788	12,144
*	Allegiance Bancshares Inc.	276,799	11,999
	NexPoint Residential Trust Inc.	420,244	11,956
	Anworth Mortgage Asset Corp.	2,402,741	11,942
	UMH Properties Inc.	773,782	11,878
	State Auto Financial Corp.	396,273	11,853
	First Financial Corp.	259,136	11,752

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	First Community Bancshares Inc.	363,323	11,575
*	Spirit MTA REIT	1,116,868	11,504
^	Orchid Island Capital Inc.	1,526,518	11,479
	Front Yard Residential Corp.	1,101,414	11,477
	KKR Real Estate Finance Trust Inc.	578,229	11,437
*	Franklin Financial Network Inc.	302,096	11,359
*	HomeTrust Bancshares Inc.	401,667	11,307
	Old Line Bancshares Inc.	323,646	11,298
	Financial Institutions Inc.	343,385	11,297
	Merchants Bancorp	395,462	11,283
	Westwood Holdings Group Inc.	189,492	11,282
	United Insurance Holdings Corp.	576,117	11,280
*	eHealth Inc.	506,742	11,199
	Industrial Logistics Properties Trust	499,560	11,165
	CorEnergy Infrastructure Trust Inc.	293,933	11,052
*	Atlantic Capital Bancshares Inc.	559,134	10,987
*	FRP Holdings Inc.	169,293	10,962
	Whitestone REIT	872,349	10,887
	Arrow Financial Corp.	296,430	10,790
*	Ocwen Financial Corp.	2,722,753	10,782
	Dynex Capital Inc.	1,645,699	10,746
*	Safeguard Scientifics Inc.	823,501	10,541
	Braemar Hotels & Resorts Inc.	922,903	10,540
	Waterstone Financial Inc.	617,183	10,523
	First Connecticut Bancorp Inc.	343,731	10,518
*	Nicolet Bankshares Inc.	190,648	10,507
	First Mid-Illinois Bancshares Inc.	265,641	10,440
	Bar Harbor Bankshares	343,023	10,390
	City Office REIT Inc.	806,299	10,345
	Western Asset Mortgage Capital Corp.	991,945	10,336
	CNB Financial Corp.	342,777	10,304
*	Greenlight Capital Re Ltd. Class A	723,849	10,279
*	Tejon Ranch Co.	422,457	10,266
	New York REIT Inc.	557,026	10,160
	First Internet Bancorp	296,245	10,102
	Old Second Bancorp Inc.	699,050	10,066
*	PennyMac Financial Services Inc. Class A	509,128	10,004
	Exantas Capital Corp.	978,923	9,965
	MedEquities Realty Trust Inc.	896,582	9,880
	Charter Financial Corp.	408,555	9,867
	HCI Group Inc.	237,168	9,859
	One Liberty Properties Inc.	370,942	9,797
	Ares Commercial Real Estate Corp.	702,402	9,700
	Cherry Hill Mortgage Investment Corp.	538,290	9,614
	First Bancshares Inc.	265,725	9,553
	Farmers National Banc Corp.	591,427	9,433
*,^	Republic First Bancorp Inc.	1,198,992	9,412
*	On Deck Capital Inc.	1,344,153	9,409
	Access National Corp.	327,004	9,352
	Republic Bancorp Inc. Class A	205,592	9,313
	Farmers Capital Bank Corp.	178,750	9,313
	Jernigan Capital Inc.	487,228	9,287
	1st Source Corp.	172,849	9,235
^	Cambridge Bancorp	106,626	9,227
*	Ambac Financial Group Inc.	461,022	9,151
*	BSB Bancorp Inc.	265,633	9,138
^	Heritage Insurance Holdings Inc.	546,865	9,116
	Western New England Bancorp Inc.	826,922	9,096
^	Arlington Asset Investment Corp. Class A	878,439	9,057
	MidWestOne Financial Group Inc.	267,608	9,040
	Oppenheimer Holdings Inc. Class A	321,101	8,991
	PCSB Financial Corp.	448,173	8,905
*,^	Cowen Inc. Class A	633,785	8,778
	BankFinancial Corp.	485,224	8,564

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Health Insurance Innovations Inc. Class A	264,035	8,542
	Global Indemnity Ltd.	218,560	8,519
	Home Bancorp Inc.	177,914	8,282
	Ladenburg Thalmann Financial Services Inc.	2,430,270	8,263
	Consolidated-Tomoka Land Co.	133,771	8,228
	Sierra Bancorp	290,674	8,209
	RBB Bancorp	255,166	8,196
	West Bancorporation Inc.	324,396	8,159
	Newmark Group Inc. Class A	573,179	8,156
*	Regional Management Corp.	232,139	8,130
^	CBTX Inc.	245,941	8,128
^	Farmers & Merchants Bancorp Inc.	201,135	8,116
	SB One Bancorp	272,756	8,101
	American National Bankshares Inc.	199,921	7,997
	Territorial Bancorp Inc.	254,485	7,889
*,^	Baycom Corp.	315,434	7,807
^	Farmland Partners Inc.	883,123	7,771
*	SmartFinancial Inc.	300,275	7,735
*,^	Citizens Inc. Class A	991,892	7,727
*	Byline Bancorp Inc.	345,801	7,725
	Enterprise Bancorp Inc.	190,131	7,687
*	FedNat Holding Co.	331,895	7,657
	Southern National Bancorp of Virginia Inc.	428,883	7,651
*	Howard Bancorp Inc.	420,337	7,566
*,^	WMIH Corp.	5,599,104	7,503
	Peoples Financial Services Corp.	157,152	7,389
	Hingham Institution for Savings	33,478	7,355
	Sutherland Asset Management Corp.	450,108	7,314
	Civista Bancshares Inc.	299,327	7,256
	Northrim BanCorp Inc.	183,224	7,247
	National Bankshares Inc.	153,792	7,136
*	Curo Group Holdings Corp.	284,100	7,088
	Baldwin & Lyons Inc.	286,935	7,001
	Marlin Business Services Corp.	233,360	6,966
	PICO Holdings Inc.	594,034	6,920
*,^	Altisource Portfolio Solutions SA	236,564	6,901
	Macatawa Bank Corp.	567,501	6,889
	Southern Missouri Bancorp Inc.	173,081	6,754
*,^	Business First Bancshares Inc.	254,751	6,713
*	HarborOne Bancorp Inc.	354,148	6,708
	Reliant Bancorp Inc.	235,644	6,610
	Citizens & Northern Corp.	255,270	6,601
	First Bancorp Inc.	233,525	6,590
	Shore Bancshares Inc.	341,092	6,488
	EMC Insurance Group Inc.	231,249	6,424
	Summit Financial Group Inc.	239,178	6,420
	Ames National Corp.	206,152	6,360
	Timberland Bancorp Inc.	166,648	6,223
	Capital City Bank Group Inc.	261,465	6,178
	Bluerock Residential Growth REIT Inc. Class A	688,027	6,137
	Guaranty Bancshares Inc.	184,851	6,089
^	Innovative Industrial Properties Inc.	165,888	6,075
	Great Ajax Corp.	459,318	6,008
	First Bank	431,733	6,001
	FNB Bancorp	162,194	5,948
	Codorus Valley Bancorp Inc.	192,162	5,896
*	Metropolitan Bank Holding Corp.	112,308	5,894
*,^	First Choice Bancorp	191,826	5,862
	MutualFirst Financial Inc.	153,532	5,796
^	GAIN Capital Holdings Inc.	763,888	5,767
	Bankwell Financial Group Inc.	173,599	5,581
	Orrstown Financial Services Inc.	214,135	5,568
	FS Bancorp Inc.	87,529	5,536
	Central Valley Community Bancorp	260,043	5,503

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Goosehead Insurance Inc. Class A	217,810	5,437
	Investar Holding Corp.	195,961	5,418
*	MoneyGram International Inc.	803,591	5,376
	Investors Title Co.	29,098	5,373
	Bank of Commerce Holdings	421,001	5,368
	First Business Financial Services Inc.	205,792	5,351
	Century Bancorp Inc. Class A	69,532	5,312
*,^	Forestar Group Inc.	250,927	5,207
*	AV Homes Inc.	240,257	5,142
	CB Financial Services Inc.	148,005	5,091
	BCB Bancorp Inc.	338,703	5,081
	Penns Woods Bancorp Inc.	112,508	5,038
	MidSouth Bancorp Inc.	376,607	4,990
	Safety Income & Growth Inc.	260,049	4,933
	C&F Financial Corp.	78,800	4,929
	Evans Bancorp Inc.	106,388	4,904
*	Bank of Princeton	145,868	4,850
*	Stratus Properties Inc.	157,698	4,818
*	First Northwest Bancorp	300,525	4,799
	MBT Financial Corp.	446,897	4,759
*	Elevate Credit Inc.	560,849	4,745
	Tiptree Inc.	687,552	4,675
	Global Medical REIT Inc.	525,888	4,659
	Sterling Bancorp Inc.	343,208	4,585
	Ellington Residential Mortgage REIT	420,285	4,581
	ACNB Corp.	134,025	4,564
	Gladstone Land Corp.	359,037	4,549
	Northeast Bancorp	208,478	4,545
	Unity Bancorp Inc.	199,004	4,527
	Kingstone Cos. Inc.	267,878	4,527
	Reis Inc.	205,363	4,477
	Riverview Bancorp Inc.	530,161	4,475
*	NI Holdings Inc.	263,923	4,473
	SI Financial Group Inc.	293,277	4,326
	Chemung Financial Corp.	86,278	4,323
	Community Financial Corp.	121,775	4,306
	LCNB Corp.	218,549	4,305
*	Community Bankers Trust Corp.	475,134	4,252
	Parke Bancorp Inc.	178,967	4,233
*	Entegra Financial Corp.	144,122	4,223
^	Owens Realty Mortgage Inc.	253,142	4,222
*	Trinity Place Holdings Inc.	627,012	4,107
	Independence Holding Co.	122,798	4,083
	Premier Financial Bancorp Inc.	218,661	4,082
	Norwood Financial Corp.	112,131	4,039
	ESSA Bancorp Inc.	254,680	4,032
*	Pacific Mercantile Bancorp	411,516	4,012
	First Community Corp.	154,655	3,882
	First Financial Northwest Inc.	195,218	3,811
	GAMCO Investors Inc. Class A	141,614	3,790
	Mackinac Financial Corp.	228,302	3,785
	Pzena Investment Management Inc. Class A	403,565	3,717
	Ohio Valley Banc Corp.	70,113	3,677
	MVB Financial Corp.	203,353	3,671
*	Hallmark Financial Services Inc.	364,291	3,636
	Prudential Bancorp Inc.	183,429	3,540
	County Bancorp Inc.	126,977	3,492
	Middlefield Banc Corp.	68,285	3,462
	Donegal Group Inc. Class A	253,996	3,457
	Peoples Bancorp of North Carolina Inc.	107,804	3,453
	Federal Agricultural Mortgage Corp. Class A	41,769	3,409
*,^	Select Bancorp Inc.	251,901	3,393
*	Malvern Bancorp Inc.	137,427	3,346
	Silvercrest Asset Management Group Inc. Class A	204,501	3,333

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
^	Union Bankshares Inc.	63,618	3,302
	Griffin Industrial Realty Inc.	74,670	3,285
*	Esquire Financial Holdings Inc.	123,271	3,253
	First Guaranty Bancshares Inc.	123,775	3,221
	1st Constitution Bancorp	140,122	3,209
	United Security Bancshares	286,264	3,206
*	Atlas Financial Holdings Inc.	362,441	3,171
	Provident Financial Holdings Inc.	160,738	3,067
	Clipper Realty Inc.	357,527	3,053
*	Victory Capital Holdings Inc. Class A	287,000	3,036
	First United Corp.	143,415	2,933
*	Coastway Bancorp Inc.	104,366	2,891
^	Greene County Bancorp Inc.	84,105	2,851
	Associated Capital Group Inc. Class A	74,243	2,818
*	Provident Bancorp Inc.	105,836	2,773
	SB Financial Group Inc.	136,390	2,771
	Sotherly Hotels Inc.	392,483	2,740
	Two River Bancorp	139,722	2,673
	MSB Financial Corp.	121,527	2,613
	Old Point Financial Corp.	90,388	2,609
*	Capstar Financial Holdings Inc.	138,876	2,573
*,^	Impac Mortgage Holdings Inc.	261,677	2,494
	DNB Financial Corp.	70,032	2,455
	Plumas Bancorp	85,240	2,404
^	Hunt Cos. Finance Trust Inc.	676,213	2,306
*	Essential Properties Realty Trust Inc.	169,200	2,291
*	Randolph Bancorp Inc.	134,594	2,261
	United Community Bancorp	82,959	2,256
*	Rafael Holdings Inc. Class B	245,207	2,253
^	First Savings Financial Group Inc.	29,086	2,138
*,^	PDL Community Bancorp	134,993	2,121
	American River Bankshares	130,024	2,061
*	Maui Land & Pineapple Co. Inc.	181,832	2,037
*	Consumer Portfolio Services Inc.	491,566	2,001
*	Ashford Inc.	30,806	1,996
	Summit State Bank	126,542	1,955
*	Aspen Group Inc.	256,748	1,918
	Blue Capital Reinsurance Holdings Ltd.	161,959	1,790
*,^	Riot Blockchain Inc.	277,836	1,761
	BRT Apartments Corp.	136,124	1,736
*,^	Transcontinental Realty Investors Inc.	51,342	1,717
	AmeriServ Financial Inc.	413,195	1,694
	Luther Burbank Corp.	142,534	1,640
*	Performant Financial Corp.	702,380	1,510
	PB Bancorp Inc.	130,685	1,483
	Global Self Storage Inc.	353,584	1,467
	Eagle Bancorp Montana Inc.	70,782	1,366
	Condor Hospitality Trust Inc.	129,639	1,348
*	Anchor Bancorp Inc.	51,344	1,348
	Hennessy Advisors Inc.	74,969	1,301
	Manhattan Bridge Capital Inc.	172,279	1,301
*	Jason Industries Inc.	559,958	1,299
	Sound Financial Bancorp Inc.	32,075	1,249
*	Spirit of Texas Bancshares Inc.	59,688	1,230
	Citizens Community Bancorp Inc.	85,675	1,212
	First US Bancshares Inc.	102,757	1,197
	Manning & Napier Inc.	385,373	1,195
	Severn Bancorp Inc.	137,109	1,186
	United Bancorp Inc.	87,666	1,183
	Urstadt Biddle Properties Inc.	64,362	1,176
*	Nicholas Financial Inc.	124,786	1,148
	Elmira Savings Bank	51,975	1,065
*,^	ITUS Corp.	347,601	1,053
*,^	Tremont Mortgage Trust	76,963	1,012

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Altisource Asset Management Corp.	13,783	961
*,^	OP Bancorp	65,367	831
*	Security National Financial Corp. Class A	159,180	828
2	Winthrop Realty Trust	562,609	815
	Bank of South Carolina Corp.	39,296	813
^	Wheeler REIT Inc.	199,544	806
*	Limestone Bancorp Inc.	52,082	794
	Pathfinder Bancorp Inc.	48,152	769
*	Meridian Bank	42,029	765
^	Sachem Capital Corp.	174,987	717
*,^	Intersections Inc.	341,144	693
*	Conifer Holdings Inc.	103,597	653
*	1347 Property Insurance Holdings Inc.	91,546	650
	Citizens First Corp.	23,929	635
*	FFBW Inc.	55,772	619
	Bancorp 34 Inc.	37,486	584
	Medley Management Inc. Class A	163,603	581
*	Bridgewater Bancshares Inc.	39,859	507
	Bank of the James Financial Group Inc.	30,484	505
	IF Bancorp Inc.	20,453	499
^	US Global Investors Inc. Class A	289,331	466
*	Central Federal Corp.	191,317	459
*	Community First Bancshares Inc.	38,486	428
	Ottawa Bancorp Inc.	27,075	379
^	HV Bancorp Inc.	25,024	375
*	Eagle Financial Bancorp Inc.	19,339	317
*	National Holdings Corp.	94,636	311
*	JW Mays Inc.	4,614	196
	WVS Financial Corp.	11,313	187
*	Income Opportunity Realty Investors Inc.	12,550	165
*	ICC Holdings Inc.	8,902	142
	Southwest Georgia Financial Corp.	6,256	142
*,^	RMG Networks Holding Corp.	102,173	125
*,^	Ditech Holding Corp.	23,292	122
	Oxbridge Re Holdings Ltd.	67,076	117
	Asta Funding Inc.	22,841	79
	Level One Bancorp Inc.	2,832	77
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	69
*	FSB Bancorp Inc.	2,939	52
^	CPI Card Group Inc.	16,009	32
	Bancorp of New Jersey Inc.	986	17
	Cohen & Co. Inc.	1,074	11
	Glen Burnie Bancorp	857	9
*	GWG Holdings Inc.	300	2
*,^,2	Ditech Holding Corp Warrants Exp 01/31/2028	43,103	—
*,^,2	Ditech Holding Corp Series B Warrants Exp. 01/31/2028	34,201	—
			138,838,331
Health Care (12.7%)
	Johnson & Johnson	67,144,991	8,147,373
	UnitedHealth Group Inc.	24,054,849	5,901,617
	Pfizer Inc.	146,436,519	5,312,717
	Merck & Co. Inc.	67,347,667	4,088,003
	AbbVie Inc.	37,934,567	3,514,638
	Amgen Inc.	16,564,922	3,057,719
	Medtronic plc	33,922,297	2,904,088
	Abbott Laboratories	43,887,375	2,676,691
	Gilead Sciences Inc.	32,549,396	2,305,799
	Bristol-Myers Squibb Co.	40,919,735	2,264,498
	Eli Lilly & Co.	24,578,053	2,097,245
	Thermo Fisher Scientific Inc.	10,071,454	2,086,201
	Becton Dickinson and Co.	6,686,215	1,601,750
*	Biogen Inc.	5,282,339	1,533,146
	Anthem Inc.	6,385,742	1,519,998

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Aetna Inc.	8,184,265	1,501,813
*	Celgene Corp.	18,140,902	1,440,750
	Allergan plc	8,485,815	1,414,755
*	Intuitive Surgical Inc.	2,835,304	1,356,636
	Stryker Corp.	7,482,591	1,263,510
*	Boston Scientific Corp.	34,531,076	1,129,166
*	Express Scripts Holding Co.	14,049,758	1,084,782
*	Vertex Pharmaceuticals Inc.	6,377,596	1,083,936
	Cigna Corp.	6,087,300	1,034,537
	Zoetis Inc.	12,116,642	1,032,217
*	Illumina Inc.	3,679,776	1,027,725
	Humana Inc.	3,445,549	1,025,499
	Baxter International Inc.	12,780,644	943,723
*	Edwards Lifesciences Corp.	5,275,205	767,912
	HCA Healthcare Inc.	6,988,642	717,035
*	Regeneron Pharmaceuticals Inc.	1,987,580	685,695
*	Alexion Pharmaceuticals Inc.	5,286,587	656,330
*	Align Technology Inc.	1,906,054	652,137
*	Centene Corp.	4,880,086	601,275
	Zimmer Biomet Holdings Inc.	5,080,608	566,183
*	IDEXX Laboratories Inc.	2,176,167	474,274
*	Laboratory Corp. of America Holdings	2,554,815	458,666
*	Mylan NV	12,254,286	442,870
*	ABIOMED Inc.	1,055,427	431,722
*	IQVIA Holdings Inc.	4,318,447	431,067
*	BioMarin Pharmaceutical Inc.	4,419,969	416,361
	Quest Diagnostics Inc.	3,399,229	373,711
	ResMed Inc.	3,572,221	370,011
*	Waters Corp.	1,864,003	360,852
	Teleflex Inc.	1,154,510	309,651
*	Incyte Corp.	4,507,961	302,033
	Cooper Cos. Inc.	1,224,348	288,273
*	Henry Schein Inc.	3,852,501	279,846
*	WellCare Health Plans Inc.	1,117,889	275,269
*	Hologic Inc.	6,839,936	271,887
*	Varian Medical Systems Inc.	2,285,430	259,899
	Dentsply Sirona Inc.	5,696,543	249,338
*	Jazz Pharmaceuticals plc	1,431,252	246,605
	Universal Health Services Inc. Class B	2,175,952	242,488
	Perrigo Co. plc	3,126,037	227,919
*	DaVita Inc.	3,277,909	227,618
*	Alnylam Pharmaceuticals Inc.	2,263,684	222,950
	STERIS plc	2,118,357	222,449
*	Neurocrine Biosciences Inc.	2,253,154	221,350
*	Nektar Therapeutics Class A	4,289,280	209,446
*	Sarepta Therapeutics Inc.	1,560,347	206,247
*	DexCom Inc.	2,095,112	198,994
*	Bluebird Bio Inc.	1,251,409	196,409
	West Pharmaceutical Services Inc.	1,857,247	184,406
*	Exact Sciences Corp.	3,058,085	182,843
*	Sage Therapeutics Inc.	1,106,398	173,184
*	Seattle Genetics Inc.	2,578,701	171,200
*	Exelixis Inc.	7,459,904	160,537
*	Alkermes plc	3,875,764	159,526
	Encompass Health Corp.	2,339,606	158,438
*	Bio-Rad Laboratories Inc. Class A	523,534	151,060
	Hill-Rom Holdings Inc.	1,651,539	144,245
*	Catalent Inc.	3,356,231	140,593
	Bio-Techne Corp.	938,203	138,807
*	Molina Healthcare Inc.	1,385,744	135,720
*	Charles River Laboratories International Inc.	1,195,910	134,253
*	Envision Healthcare Corp.	3,021,197	132,963
*	Ionis Pharmaceuticals Inc.	3,129,307	130,398
*	Insulet Corp.	1,475,367	126,439

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	PRA Health Sciences Inc.	1,279,162	119,423
*	Integra LifeSciences Holdings Corp.	1,847,467	118,995
*	FibroGen Inc.	1,883,637	117,916
*	Haemonetics Corp.	1,314,389	117,874
*	United Therapeutics Corp.	1,038,603	117,518
*	Masimo Corp.	1,162,708	113,538
*	ICU Medical Inc.	382,898	112,438
*	Loxo Oncology Inc.	642,733	111,501
*	Penumbra Inc.	774,276	106,966
*	Ligand Pharmaceuticals Inc.	515,065	106,706
*	Agios Pharmaceuticals Inc.	1,222,301	102,954
*	Neogen Corp.	1,230,115	98,643
*	MEDNAX Inc.	2,265,210	98,038
*	Globus Medical Inc.	1,835,671	92,628
*	Ultragenyx Pharmaceutical Inc.	1,180,183	90,721
*	Syneos Health Inc.	1,930,037	90,519
*,^	Immunomedics Inc.	3,795,205	89,832
*	Array BioPharma Inc.	5,286,029	88,700
	Cantel Medical Corp.	891,404	87,678
*	Acadia Healthcare Co. Inc.	2,101,366	85,967
*	Tenet Healthcare Corp.	2,547,528	85,521
*	Inogen Inc.	428,224	79,791
*,^	Teladoc Inc.	1,325,535	76,947
	Healthcare Services Group Inc.	1,745,350	75,382
	Bruker Corp.	2,545,440	73,920
*	Supernus Pharmaceuticals Inc.	1,225,721	73,359
*	Amicus Therapeutics Inc.	4,693,222	73,308
*	Wright Medical Group NV	2,683,564	69,665
*	Horizon Pharma plc	4,120,779	68,240
*,^	Heron Therapeutics Inc.	1,732,454	67,306
*	Halyard Health Inc.	1,171,406	67,063
*	LHC Group Inc.	779,861	66,748
*,^	Aerie Pharmaceuticals Inc.	986,497	66,638
*	NuVasive Inc.	1,277,104	66,563
*	Ironwood Pharmaceuticals Inc. Class A	3,477,602	66,492
*	Blueprint Medicines Corp.	1,044,175	66,284
*	Spark Therapeutics Inc.	797,989	66,042
*	Myriad Genetics Inc.	1,755,166	65,591
*	Amedisys Inc.	727,235	62,149
*	Portola Pharmaceuticals Inc.	1,635,164	61,760
*	Medicines Co.	1,676,662	61,533
*	Merit Medical Systems Inc.	1,194,509	61,159
*	Madrigal Pharmaceuticals Inc.	209,055	58,471
*	Magellan Health Inc.	603,403	57,897
*	Clovis Oncology Inc.	1,249,160	56,799
*	Arena Pharmaceuticals Inc.	1,235,377	53,862
*	Nevro Corp.	674,263	53,840
*	Emergent BioSolutions Inc.	1,059,912	53,515
*	Quidel Corp.	798,898	53,127
*	Novocure Ltd.	1,690,656	52,918
*	Global Blood Therapeutics Inc.	1,167,427	52,768
*	Prestige Brands Holdings Inc.	1,351,222	51,860
*	REGENXBIO Inc.	718,888	51,580
*	Halozyme Therapeutics Inc.	3,035,249	51,205
*	Foundation Medicine Inc.	372,321	50,896
*	Spectrum Pharmaceuticals Inc.	2,353,086	49,321
*	Omnicell Inc.	929,309	48,742
*	Endo International plc	5,016,641	47,307
*	Puma Biotechnology Inc.	797,594	47,178
*	Acceleron Pharma Inc.	963,545	46,751
*	Select Medical Holdings Corp.	2,566,365	46,580
*,^	Intercept Pharmaceuticals Inc.	554,500	46,528
	Patterson Cos. Inc.	2,051,646	46,511
*	Repligen Corp.	985,951	46,379

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	LifePoint Health Inc.	943,739	46,054
*	NxStage Medical Inc.	1,646,655	45,942
*	Insmed Inc.	1,921,508	45,444
	CONMED Corp.	620,001	45,384
*	HMS Holdings Corp.	2,089,369	45,172
	Abaxis Inc.	542,269	45,014
*	Xencor Inc.	1,195,459	44,244
	Ensign Group Inc.	1,217,348	43,605
*	Brookdale Senior Living Inc.	4,668,973	42,441
*	Amneal Pharmaceuticals Inc.	2,585,573	42,429
*,^	TESARO Inc.	954,106	42,429
*	Enanta Pharmaceuticals Inc.	360,830	41,820
*	MyoKardia Inc.	839,365	41,674
*	AxoGen Inc.	806,292	40,516
*,^	Corcept Therapeutics Inc.	2,565,308	40,327
*	Akorn Inc.	2,409,346	39,971
*,^	OPKO Health Inc.	8,489,583	39,901
*	Editas Medicine Inc.	1,067,307	38,242
*,^	Mallinckrodt plc	2,049,220	38,238
*,^	ACADIA Pharmaceuticals Inc.	2,502,313	38,210
*	Zogenix Inc.	846,628	37,421
*	Momenta Pharmaceuticals Inc.	1,807,873	36,971
*	PTC Therapeutics Inc.	1,095,208	36,941
*	Sangamo Therapeutics Inc.	2,577,589	36,602
*	iRhythm Technologies Inc.	447,020	36,267
*	ImmunoGen Inc.	3,661,203	35,623
*	Mirati Therapeutics Inc.	714,101	35,205
*	BioTelemetry Inc.	775,047	34,877
*	Tivity Health Inc.	986,597	34,728
*	Varex Imaging Corp.	928,754	34,447
*	Acorda Therapeutics Inc.	1,164,749	33,428
*,^	Glaukos Corp.	787,804	32,016
*	Pacira Pharmaceuticals Inc.	974,956	31,247
	Luminex Corp.	1,026,384	30,309
*	Atara Biotherapeutics Inc.	824,030	30,283
*,^	Radius Health Inc.	1,008,225	29,712
*	AnaptysBio Inc.	413,614	29,383
*	Retrophin Inc.	1,026,571	27,984
	US Physical Therapy Inc.	290,114	27,851
*	Natus Medical Inc.	802,149	27,674
*,^	TherapeuticsMD Inc.	4,355,252	27,177
*,^	Arrowhead Pharmaceuticals Inc.	1,959,942	26,655
*	Aimmune Therapeutics Inc.	988,506	26,581
*	Audentes Therapeutics Inc.	692,899	26,476
*	Iovance Biotherapeutics Inc.	2,050,267	26,243
*	Intersect ENT Inc.	698,612	26,163
	Owens & Minor Inc.	1,561,158	26,087
*	Orthofix International NV	455,912	25,905
*	Cardiovascular Systems Inc.	793,566	25,664
*,^	Intrexon Corp.	1,779,629	24,808
*	STAAR Surgical Co.	792,595	24,570
*,^	Dynavax Technologies Corp.	1,595,121	24,326
*	Genomic Health Inc.	480,385	24,211
*	Innoviva Inc.	1,741,714	24,036
*	OraSure Technologies Inc.	1,445,337	23,805
*	G1 Therapeutics Inc.	542,256	23,566
*	Karyopharm Therapeutics Inc.	1,386,857	23,563
*,^	Esperion Therapeutics Inc.	599,518	23,495
*,^	Tandem Diabetes Care Inc.	1,060,413	23,350
*	NeoGenomics Inc.	1,764,567	23,133
*	Alder Biopharmaceuticals Inc.	1,460,508	23,076
*	K2M Group Holdings Inc.	1,024,079	23,042
*	Vanda Pharmaceuticals Inc.	1,193,011	22,727
*,^	Theravance Biopharma Inc.	1,002,058	22,727

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Revance Therapeutics Inc.	825,369	22,656
*	Cerus Corp.	3,386,168	22,586
*,^	Eagle Pharmaceuticals Inc.	296,914	22,465
*,^	Endocyte Inc.	1,619,329	22,347
*	CryoLife Inc.	797,166	22,201
*	Triple-S Management Corp. Class B	565,979	22,107
*	AtriCure Inc.	801,524	21,681
*,^	Flexion Therapeutics Inc.	829,002	21,430
*,^	Omeros Corp.	1,158,369	21,013
	Atrion Corp.	34,460	20,655
*	CytomX Therapeutics Inc.	891,376	20,377
*	AngioDynamics Inc.	894,813	19,901
*,^	Intellia Therapeutics Inc.	726,184	19,868
*	R1 RCM Inc.	2,278,756	19,780
*,^	Tactile Systems Technology Inc.	378,830	19,699
*	Kindred Healthcare Inc.	2,188,731	19,699
*,^	TG Therapeutics Inc.	1,471,915	19,356
*	Intra-Cellular Therapies Inc.	1,089,186	19,246
*	MacroGenics Inc.	927,097	19,145
*	Cymabay Therapeutics Inc.	1,405,819	18,866
*	Rhythm Pharmaceuticals Inc.	584,106	18,259
*	Epizyme Inc.	1,280,992	17,357
*	Coherus Biosciences Inc.	1,236,745	17,314
*	Collegium Pharmaceutical Inc.	716,351	17,085
*,^	MiMedx Group Inc.	2,657,736	16,983
*	Surmodics Inc.	304,805	16,825
	HealthStream Inc.	615,171	16,800
*	Assembly Biosciences Inc.	428,190	16,789
*,^	Athenex Inc.	897,614	16,749
	Meridian Bioscience Inc.	1,049,078	16,680
*	Heska Corp.	159,659	16,571
*,^	Denali Therapeutics Inc.	1,071,640	16,342
	National HealthCare Corp.	229,165	16,129
*	AMAG Pharmaceuticals Inc.	816,814	15,928
*	Medpace Holdings Inc.	354,488	15,243
*,^	Geron Corp.	4,425,177	15,178
	Invacare Corp.	812,747	15,117
*	Natera Inc.	800,588	15,067
*,^	La Jolla Pharmaceutical Co.	515,623	15,041
*,^	Accelerate Diagnostics Inc.	667,628	14,888
*	Deciphera Pharmaceuticals Inc.	368,215	14,489
*	Kura Oncology Inc.	793,936	14,450
*	Progenics Pharmaceuticals Inc.	1,793,325	14,418
*,^	Adamas Pharmaceuticals Inc.	546,660	14,120
*	RadNet Inc.	937,753	14,066
*	Apellis Pharmaceuticals Inc.	635,793	13,987
*	BioCryst Pharmaceuticals Inc.	2,407,403	13,794
*	ANI Pharmaceuticals Inc.	205,095	13,700
	LeMaitre Vascular Inc.	409,003	13,693
*,^	Fate Therapeutics Inc.	1,180,892	13,391
*	GlycoMimetics Inc.	812,815	13,111
*	Cutera Inc.	323,796	13,049
*	Five Prime Therapeutics Inc.	815,883	12,899
*	Amphastar Pharmaceuticals Inc.	842,375	12,855
*,^	Optinose Inc.	456,340	12,768
*	Lantheus Holdings Inc.	876,458	12,752
*,^	Aclaris Therapeutics Inc.	637,094	12,723
*	CorVel Corp.	235,328	12,708
*,^	Reata Pharmaceuticals Inc. Class A	361,469	12,641
*,^	Lexicon Pharmaceuticals Inc.	1,052,238	12,627
*,^	Novavax Inc.	9,290,836	12,450
*,^	Sorrento Therapeutics Inc.	1,708,001	12,298
*,^	Cara Therapeutics Inc.	641,963	12,294
*,^	Abeona Therapeutics Inc.	756,664	12,107

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Endologix Inc.	2,136,665	12,094
*	Akebia Therapeutics Inc.	1,186,970	11,846
*,^	Pacific Biosciences of California Inc.	3,334,838	11,839
*	Stemline Therapeutics Inc.	732,995	11,765
*,^	Lannett Co. Inc.	861,662	11,719
*	Rigel Pharmaceuticals Inc.	4,097,563	11,596
*	ArQule Inc.	2,091,210	11,564
*	Anika Therapeutics Inc.	358,057	11,458
*,^	Senseonics Holdings Inc.	2,753,274	11,316
*,^	Viking Therapeutics Inc.	1,170,181	11,105
*,^	Sientra Inc.	559,281	10,912
*,^	Rocket Pharmaceuticals Inc.	552,972	10,855
*,^	Verastem Inc.	1,540,076	10,596
*	Voyager Therapeutics Inc.	540,453	10,560
*	Invitae Corp.	1,427,573	10,493
*	ChemoCentryx Inc.	779,777	10,270
*	BioScrip Inc.	3,499,606	10,254
*,^	Synergy Pharmaceuticals Inc.	5,879,357	10,230
*	Addus HomeCare Corp.	177,955	10,188
*,^	Dicerna Pharmaceuticals Inc.	826,354	10,123
*	Vericel Corp.	1,040,260	10,091
	Utah Medical Products Inc.	89,720	9,883
*	Cytokinetics Inc.	1,174,595	9,749
*	PDL BioPharma Inc.	4,134,194	9,674
*	Depomed Inc.	1,431,673	9,549
*,^	ZIOPHARM Oncology Inc.	3,135,343	9,469
*,^	Dova Pharmaceuticals Inc.	311,902	9,332
*,^	Antares Pharma Inc.	3,582,297	9,242
*	Community Health Systems Inc.	2,754,499	9,145
*,^	Kadmon Holdings Inc.	2,289,979	9,137
*	NanoString Technologies Inc.	663,191	9,072
*	Achillion Pharmaceuticals Inc.	3,204,546	9,069
*,^	CytoSorbents Corp.	768,333	8,759
*	Dermira Inc.	948,079	8,722
*	Accuray Inc.	2,108,089	8,643
*	GenMark Diagnostics Inc.	1,346,005	8,587
*	Concert Pharmaceuticals Inc.	504,591	8,492
*,^	Inovio Pharmaceuticals Inc.	2,157,892	8,459
*,^	CareDx Inc.	675,488	8,268
*,^	Keryx Biopharmaceuticals Inc.	2,177,438	8,187
*	Kindred Biosciences Inc.	766,034	8,158
*,^	Solid Biosciences Inc.	218,792	7,796
*,^	Paratek Pharmaceuticals Inc.	761,179	7,764
*,^	Akcea Therapeutics Inc.	326,910	7,751
*	Zafgen Inc.	755,863	7,732
*,^	Bellicum Pharmaceuticals Inc.	1,032,463	7,620
*,^	ViewRay Inc.	1,080,349	7,476
*,^	Surgery Partners Inc.	496,732	7,401
*	Catalyst Pharmaceuticals Inc.	2,361,658	7,368
*	Aduro Biotech Inc.	1,042,693	7,299
*	Adverum Biotechnologies Inc.	1,368,241	7,252
*,^	CASI Pharmaceuticals Inc.	874,637	7,198
*	BioSpecifics Technologies Corp.	157,967	7,086
*	Minerva Neurosciences Inc.	858,347	7,081
*,^	Achaogen Inc.	815,876	7,065
*	CTI BioPharma Corp.	1,390,899	6,927
*	Capital Senior Living Corp.	648,867	6,923
*	Civitas Solutions Inc.	414,068	6,791
*,^	AVEO Pharmaceuticals Inc.	2,972,686	6,718
*,^	MannKind Corp.	3,520,716	6,689
*	Enzo Biochem Inc.	1,275,089	6,618
*,^	Clearside Biomedical Inc.	608,323	6,503
*	RTI Surgical Inc.	1,413,679	6,503
*,^	Corbus Pharmaceuticals Holdings Inc.	1,286,614	6,497

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	MediciNova Inc.	815,667	6,493
*,^	Marinus Pharmaceuticals Inc.	915,297	6,471
*,^	Corium International Inc.	805,223	6,450
*	Melinta Therapeutics Inc.	998,619	6,341
*	T2 Biosystems Inc.	803,284	6,217
*,^	Rockwell Medical Inc.	1,260,230	6,213
*	Sienna Biopharmaceuticals Inc.	404,597	6,146
*	Unum Therapeutics Inc.	422,308	6,060
*,^	SIGA Technologies Inc.	1,017,293	6,043
*,^	Savara Inc.	525,142	5,945
*,^	Athersys Inc.	2,986,229	5,883
*	Idera Pharmaceuticals Inc.	4,420,000	5,834
*	Durect Corp.	3,723,360	5,808
*	Inspire Medical Systems Inc.	160,361	5,718
*	Veracyte Inc.	608,274	5,681
*,^	Agenus Inc.	2,457,912	5,579
*,^	Apollo Medical Holdings Inc.	214,919	5,558
*,^	Selecta Biosciences Inc.	412,123	5,461
*	OrthoPediatrics Corp.	204,963	5,460
*,^	PetIQ Inc.	202,232	5,432
*,^	Insys Therapeutics Inc.	749,630	5,427
*	Syros Pharmaceuticals Inc.	529,625	5,407
*	Chimerix Inc.	1,130,865	5,383
*,^	Palatin Technologies Inc.	5,422,870	5,259
*,^	Homology Medicines Inc.	248,985	5,079
*	Mersana Therapeutics Inc.	281,711	5,031
*	Ocular Therapeutix Inc.	717,276	4,842
*,^	BioTime Inc.	2,329,213	4,798
*,^	Vital Therapies Inc.	695,533	4,764
*,^	Avid Bioservices Inc.	1,213,783	4,758
*	American Renal Associates Holdings Inc.	301,632	4,757
*,^	Cohbar Inc.	722,252	4,731
*,^	Galectin Therapeutics Inc.	735,995	4,681
*,^	Seres Therapeutics Inc.	542,839	4,668
*	Tetraphase Pharmaceuticals Inc.	1,294,615	4,622
*	Harvard Bioscience Inc.	859,931	4,601
*	Aratana Therapeutics Inc.	1,063,683	4,521
*	FONAR Corp.	170,182	4,518
*,^	Amyris Inc.	684,216	4,372
*	Aeglea BioTherapeutics Inc.	410,752	4,346
*	Corvus Pharmaceuticals Inc.	394,400	4,330
*	Immune Design Corp.	951,025	4,327
*,^	Cue Biopharma Inc.	363,047	4,306
*	Ardelyx Inc.	1,154,946	4,273
*,^	Ampio Pharmaceuticals Inc.	1,941,946	4,272
*,^	GTx Inc.	274,632	4,205
*,^	BioDelivery Sciences International Inc.	1,414,198	4,172
*,^	Tocagen Inc.	445,490	4,161
*,^	Teligent Inc.	1,198,067	4,145
*	Fluidigm Corp.	692,728	4,129
*,^	Synlogic Inc.	411,410	4,044
*	Kala Pharmaceuticals Inc.	293,461	4,029
*	XOMA Corp.	192,716	4,024
*,^	Helius Medical Technologies Inc. Class A	409,633	3,900
*	Quorum Health Corp.	771,176	3,856
*,^	Neos Therapeutics Inc.	615,637	3,848
*	SeaSpine Holdings Corp.	302,141	3,813
*	Catalyst Biosciences Inc.	322,900	3,768
*,^	Calyxt Inc.	200,277	3,739
*	Pfenex Inc.	682,191	3,691
*	Ra Pharmaceuticals Inc.	369,649	3,678
*	Chembio Diagnostics Inc.	329,680	3,659
*,^	AcelRx Pharmaceuticals Inc.	1,044,710	3,526
*	Calithera Biosciences Inc.	703,130	3,516

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	MEI Pharma Inc.	880,806	3,470
*	Aldeyra Therapeutics Inc.	429,986	3,418
*	Jounce Therapeutics Inc.	440,533	3,374
*	Eiger BioPharmaceuticals Inc.	274,247	3,346
*,^	Organovo Holdings Inc.	2,362,328	3,307
*	AAC Holdings Inc.	352,762	3,305
*,^	Evolus Inc.	117,145	3,279
*,^	Conatus Pharmaceuticals Inc.	765,014	3,274
*,^	NewLink Genetics Corp.	686,633	3,268
*,^	ADMA Biologics Inc.	712,900	3,215
*	ContraFect Corp.	1,434,632	3,171
	Aceto Corp.	919,622	3,081
*,^	Genesis Healthcare Inc.	1,313,128	3,007
*,^	Zynerba Pharmaceuticals Inc.	307,385	2,994
*,^	Odonate Therapeutics Inc.	134,091	2,961
*,^	Tyme Technologies Inc.	926,156	2,927
*	Bovie Medical Corp.	665,652	2,896
*	Syndax Pharmaceuticals Inc.	409,853	2,877
*,^	Arcus Biosciences Inc.	234,334	2,868
*	Sesen Bio Inc.	1,440,671	2,809
*	Allena Pharmaceuticals Inc.	214,529	2,795
*	Miragen Therapeutics Inc.	434,596	2,786
*	Celcuity Inc.	107,764	2,675
*,^	Spring Bank Pharmaceuticals Inc.	225,402	2,671
*,^	Anavex Life Sciences Corp.	1,010,161	2,647
*	Surface Oncology Inc.	156,411	2,551
*,^	iRadimed Corp.	122,879	2,550
	Psychemedics Corp.	132,234	2,544
*,^	BioLife Solutions Inc.	221,176	2,524
*,^	Mustang Bio Inc.	366,024	2,522
*,^	Adamis Pharmaceuticals Corp.	782,045	2,503
*	Infinity Pharmaceuticals Inc.	1,298,402	2,480
*,^	EyePoint Pharmaceuticals Inc.	1,179,356	2,453
*,^	Gemphire Therapeutics Inc.	239,413	2,440
*	Ophthotech Corp.	882,771	2,410
*	Ovid therapeutics Inc.	306,127	2,388
*,^	Eloxx Pharmaceuticals Inc.	136,883	2,337
*	Aptevo Therapeutics Inc.	446,531	2,228
*	Recro Pharma Inc.	443,396	2,226
*	Bioxcel Therapeutics Inc.	234,967	2,162
*	Protagonist Therapeutics Inc.	316,162	2,125
*,^	HTG Molecular Diagnostics Inc.	640,999	2,090
*,^	Cidara Therapeutics Inc.	395,629	2,057
*	Juniper Pharmaceuticals Inc.	233,525	2,032
*,^	Sophiris Bio Inc.	718,437	2,019
*,^	Corindus Vascular Robotics Inc.	2,399,515	1,981
*,^	SCYNEXIS Inc.	1,198,544	1,966
*,^	NantKwest Inc.	635,282	1,944
*	Otonomy Inc.	499,546	1,923
*,^	Fortress Biotech Inc.	644,427	1,920
*,^	Pulse Biosciences Inc.	122,827	1,860
*,^	Invuity Inc.	465,260	1,815
*	Joint Corp.	219,797	1,798
*,^	Nobilis Health Corp.	1,482,407	1,779
*,^	Novan Inc.	590,876	1,737
*,^	Proteostasis Therapeutics Inc.	622,010	1,735
*	Misonix Inc.	139,843	1,734
*	Trevena Inc.	1,192,783	1,718
*,^	OncoSec Medical Inc.	1,232,503	1,701
*,^	XBiotech Inc.	379,164	1,699
*	IRIDEX Corp.	249,167	1,689
	Tricida Inc.	56,367	1,685
*,^	KemPharm Inc.	255,572	1,661
*,^	Bellerophon Therapeutics Inc.	686,231	1,661

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Xtant Medical Holdings Inc.	299,044	1,660
*,^	VIVUS Inc.	2,337,262	1,648
*,^	Celldex Therapeutics Inc.	3,249,146	1,636
*,^	Ekso Bionics Holdings Inc.	904,808	1,620
*,^	BrainStorm Cell Therapeutics Inc.	412,248	1,608
*	Conformis Inc.	1,265,091	1,581
*	Histogenics Corp.	630,548	1,576
*,^	resTORbio Inc.	170,859	1,563
*,^	Catabasis Pharmaceuticals Inc.	1,605,389	1,540
*,^	Viveve Medical Inc.	562,975	1,531
	Merrimack Pharmaceuticals Inc.	303,329	1,489
*	Kiniksa Pharmaceuticals Ltd. Class A	84,550	1,467
*,^	Zosano Pharma Corp.	354,246	1,445
*,^	Sunesis Pharmaceuticals Inc.	672,732	1,426
*,^	Sensus Healthcare Inc.	192,174	1,395
*,^	TapImmune Inc.	147,909	1,395
*	OncoMed Pharmaceuticals Inc.	603,265	1,394
*	Regulus Therapeutics Inc.	2,078,501	1,370
*	Alpine Immune Sciences Inc.	180,890	1,369
*	Versartis Inc.	676,069	1,369
*,^	Alimera Sciences Inc.	1,374,781	1,345
*,^	Tracon Pharmaceuticals Inc.	497,527	1,343
*	Molecular Templates Inc.	254,524	1,331
*	InfuSystem Holdings Inc.	372,833	1,324
*	Krystal Biotech Inc.	86,943	1,293
*,^	Second Sight Medical Products Inc.	722,783	1,200
*,^	Advaxis Inc.	824,712	1,196
*	Cumberland Pharmaceuticals Inc.	194,545	1,193
*,^	Curis Inc.	673,049	1,164
*	Menlo Therapeutics Inc.	142,255	1,155
*,^	Spero Therapeutics Inc.	78,094	1,146
*,^	Caladrius Biosciences Inc.	174,630	1,130
*,^	AzurRx BioPharma Inc.	348,814	1,120
*,^	Asterias Biotherapeutics Inc. Class A	804,565	1,086
*,^	Imprimis Pharmaceuticals Inc.	483,269	1,063
*,^	Axsome Therapeutics Inc.	331,550	1,061
*,^	Genocea Biosciences Inc.	1,225,285	1,048
*	Electromed Inc.	188,884	1,024
*	Alphatec Holdings Inc.	339,444	1,012
*,^	Actinium Pharmaceuticals Inc.	1,543,137	988
*,^	Rexahn Pharmaceuticals Inc.	697,518	983
*	Apollo Endosurgery Inc.	136,681	954
*,^	Celsion Corp.	317,098	935
*	Applied Genetic Technologies Corp.	246,541	912
*,^	Restoration Robotics Inc.	248,798	863
*	Aptinyx Inc.	35,532	859
*,^	Opiant Pharmaceuticals Inc.	59,762	854
*,^	UNITY Biotechnology Inc.	56,550	852
*	Avrobio Inc.	29,363	839
*	CAS Medical Systems Inc.	424,399	828
*,^	Oncocyte Corp.	318,793	813
*,^	Evoke Pharma Inc.	320,197	800
*,^	Heat Biologics Inc.	366,360	788
*,^	Leap Therapeutics Inc.	86,614	780
*	Aevi Genomic Medicine Inc.	683,697	759
*,^	Moleculin Biotech Inc.	408,934	732
*,^	Synthetic Biologics Inc.	3,034,629	725
*,^	Navidea Biopharmaceuticals Inc.	3,067,067	701
*,^	Pernix Therapeutics Holdings Inc.	276,171	671
*,^	OvaScience Inc.	737,991	670
*,^	BioPharmX Corp.	2,965,020	655
*,^	Matinas BioPharma Holdings Inc.	1,485,839	645
*,^	Vermillion Inc.	823,255	643
*,^	Fulgent Genetics Inc.	155,059	642

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Capricor Therapeutics Inc.	478,917	642
*	KalVista Pharmaceuticals Inc.	78,070	634
*	Forty Seven Inc.	39,445	631
*,^	Arsanis Inc.	167,445	608
	Digirad Corp.	390,206	605
*,^	Akers Biosciences Inc.	1,560,400	604
*	Champions Oncology Inc.	91,690	590
*	Tonix Pharmaceuticals Holding Corp.	130,509	581
*	Eidos Therapeutics Inc.	28,204	574
*,^	scPharmaceuticals Inc.	101,200	573
*,^	Magenta Therapeutics Inc.	42,263	571
*,^	CytRx Corp.	492,357	556
*,^	Edge Therapeutics Inc.	532,519	548
*,^	SELLAS Life Sciences Group Inc.	160,353	548
*,^	Obalon Therapeutics Inc.	254,939	548
*	Five Star Senior Living Inc.	323,637	485
*,^	Egalet Corp.	1,123,477	474
*,^	Catasys Inc.	70,338	473
*,^	Vical Inc.	393,089	452
*	ImmuCell Corp.	65,054	444
*	Neon Therapeutics Inc.	35,203	444
*,^	aTyr Pharma Inc.	473,723	431
*,^	Aethlon Medical Inc.	329,592	422
*,^	Myomo Inc.	138,954	411
*	Checkpoint Therapeutics Inc.	133,849	399
*,^	Wright Medical Group Inc. CVR	288,011	396
*	Kezar Life Sciences Inc.	22,617	391
*,^	Cleveland BioLabs Inc.	155,269	382
*,^	Neuralstem Inc.	341,528	379
*,^	IsoRay Inc.	833,336	375
*,^	Cyclacel Pharmaceuticals Inc.	262,933	373
*	Agile Therapeutics Inc.	754,951	373
*	Scholar Rock Holding Corp.	22,545	352
*,^	Aileron Therapeutics Inc.	63,175	342
*,^	Titan Pharmaceuticals Inc.	311,809	340
*,^	Biomerica Inc.	87,053	339
*	Verrica Pharmaceuticals Inc.	16,922	334
*,^	Microbot Medical Inc.	450,466	333
*,^	Evelo Biosciences Inc.	28,203	333
*,^	Aradigm Corp.	229,443	333
*	NanoViricides Inc.	752,491	331
*,^	Quanterix Corp.	22,069	317
	Diversicare Healthcare Services Inc.	44,377	302
*,^	Avenue Therapeutics Inc.	83,998	301
*,^	CorMedix Inc.	1,253,757	298
*,^	Diffusion Pharmaceuticals Inc.	599,588	274
*,^	Novus Therapeutics Inc.	38,516	270
*	PLx Pharma Inc.	67,837	268
*	Xeris Pharmaceuticals Inc.	14,102	268
	Translate Bio Inc.	19,742	250
*,^	Oncobiologics Inc.	294,705	249
*,^	ContraVir Pharmaceuticals Inc.	189,269	246
*	Chiasma Inc.	161,721	243
*,^	Ohr Pharmaceutical Inc.	1,202,617	236
*	Neuronetics Inc.	8,484	226
*,^	Pain Therapeutics Inc.	109,368	225
^	Biolase Inc.	166,316	201
*,^	CEL-SCI Corp.	215,407	198
*	Pro-Dex Inc.	27,970	187
*	Flex Pharma Inc.	199,119	187
*	Aytu BioScience Inc.	658,752	173
*,^	Soligenix Inc.	173,900	169
^	Vaxart Inc.	52,703	160
*	Bioanalytical Systems Inc.	92,933	153

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Co-Diagnostics Inc.	36,687	142
*	Proteon Therapeutics Inc.	49,866	122
*	Retractable Technologies Inc.	161,528	119
*,^	Fibrocell Science Inc.	39,114	106
*,^	Sonoma Pharmaceuticals Inc.	38,184	95
*,^	Soleno Therapeutics Inc.	38,112	89
*,^	Genprex Inc.	11,200	86
*,^	Bio-Path Holdings Inc.	55,033	82
*,^	Pulmatrix Inc.	171,620	77
*,^	Onconova Therapeutics Inc.	187,984	76
*,^	Biocept Inc.	369,590	74
*,^	Cytori Therapeutics Inc.	50,466	73
*,^	ReShape Lifesciences Inc.	27,809	64
	ProPhase Labs Inc.	19,408	63
*,^	Cellectar Biosciences Inc.	97,148	60
*,^	Altimmune Inc.	127,353	57
*,^	iBio Inc.	62,933	57
*	Citius Pharmaceuticals Inc.	22,052	51
*	Eyenovia Inc.	8,038	51
*,^	Milestone Scientific Inc.	63,770	50
*,^	Apricus Biosciences Inc.	113,371	44
*,^	Achieve Life Sciences Inc.	11,036	42
*,^	Hemispherx Biopharma Inc.	101,255	32
*,^	AquaBounty Technologies Inc.	8,850	29
*	NovaBay Pharmaceuticals Inc.	11,471	29
*,^	Cesca Therapeutics Inc.	39,860	17
*	Cancer Genetics Inc.	14,502	13
*	American Shared Hospital Services	4,591	13
*,^	InVivo Therapeutics Holdings Corp.	3,595	6
*,^	Dare Bioscience Inc.	3,904	5
	Avanos Medical Inc.	34	2
*,^	Trovagene Inc.	1,176	1
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
*	Sunesis Pharmaceuticals Inc. Warrants Exp. 10/27/2018	12,500	—
			88,850,946
Industrials (12.9%)
	Boeing Co.	14,582,572	4,892,599
	General Electric Co.	217,366,633	2,958,360
	3M Co.	14,852,629	2,921,809
	Union Pacific Corp.	19,278,141	2,731,327
	Honeywell International Inc.	18,685,824	2,691,693
	Accenture plc Class A	16,098,833	2,633,608
	United Technologies Corp.	19,014,859	2,377,428
*	PayPal Holdings Inc.	28,232,047	2,350,883
	Caterpillar Inc.	14,962,140	2,029,914
	United Parcel Service Inc. Class B	17,257,530	1,833,267
	Lockheed Martin Corp.	6,073,643	1,794,336
	Danaher Corp.	15,734,930	1,552,723
	Automatic Data Processing Inc.	10,474,376	1,405,033
	Raytheon Co.	7,185,440	1,388,083
	FedEx Corp.	6,016,115	1,366,019
	Northrop Grumman Corp.	4,362,190	1,342,246
	CSX Corp.	20,807,200	1,327,083
	General Dynamics Corp.	6,315,335	1,177,242
	Deere & Co.	8,100,106	1,132,395
	Emerson Electric Co.	15,779,278	1,090,979
	Norfolk Southern Corp.	7,068,548	1,066,432
	Illinois Tool Works Inc.	7,627,789	1,056,754
	Waste Management Inc.	10,811,564	879,413
	Fidelity National Information Services Inc.	8,272,128	877,094
	Sherwin-Williams Co.	2,105,695	858,218
	Eaton Corp. plc	10,942,421	817,837
	TE Connectivity Ltd.	8,752,539	788,254
	Johnson Controls International plc	23,148,947	774,332

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Fiserv Inc.	10,338,478	765,978
	Roper Technologies Inc.	2,575,906	710,718
	Amphenol Corp. Class A	7,576,501	660,292
*	Worldpay Inc. Class A	7,447,774	609,079
	Fortive Corp.	7,848,433	605,193
	Ingersoll-Rand plc	6,221,258	558,233
	Rockwell Collins Inc.	4,106,256	553,031
	Paychex Inc.	8,081,079	552,342
	PACCAR Inc.	8,793,137	544,823
	Rockwell Automation Inc.	3,152,480	524,037
	Cummins Inc.	3,923,272	521,795
	Parker-Hannifin Corp.	3,314,310	516,535
	Agilent Technologies Inc.	8,054,847	498,112
	Waste Connections Inc.	6,598,722	496,752
*	FleetCor Technologies Inc.	2,239,073	471,661
	Global Payments Inc.	3,982,211	443,977
	Vulcan Materials Co.	3,302,913	426,274
*	Verisk Analytics Inc. Class A	3,918,764	421,816
	AMETEK Inc.	5,778,871	417,003
	TransDigm Group Inc.	1,176,743	406,141
	Cintas Corp.	2,135,077	395,139
	Textron Inc.	5,860,189	386,245
*	CoStar Group Inc.	910,618	375,748
	L3 Technologies Inc.	1,952,979	375,597
	WW Grainger Inc.	1,192,601	367,798
*	Mettler-Toledo International Inc.	635,483	367,710
	Republic Services Inc. Class A	5,352,527	365,899
	WestRock Co.	6,402,456	365,068
	Martin Marietta Materials Inc.	1,569,900	350,606
	Total System Services Inc.	4,128,541	348,944
	Fastenal Co.	7,176,014	345,382
	Broadridge Financial Solutions Inc.	2,939,520	338,339
	TransUnion	4,605,531	329,940
	Expeditors International of Washington Inc.	4,388,742	320,817
	Ball Corp.	8,744,207	310,857
*	United Rentals Inc.	2,096,254	309,449
	Xylem Inc.	4,494,615	302,847
*	XPO Logistics Inc.	3,009,758	301,518
	Masco Corp.	7,798,164	291,807
	CH Robinson Worldwide Inc.	3,475,709	290,778
	Dover Corp.	3,853,815	282,099
*	Keysight Technologies Inc.	4,676,185	276,035
	Alliance Data Systems Corp.	1,175,055	274,023
	Kansas City Southern	2,559,362	271,190
	JB Hunt Transport Services Inc.	2,193,475	266,617
	Packaging Corp. of America	2,354,433	263,202
	IDEX Corp.	1,915,094	261,372
	Old Dominion Freight Line Inc.	1,747,389	260,291
	Jack Henry & Associates Inc.	1,926,988	251,202
	Spirit AeroSystems Holdings Inc. Class A	2,847,240	244,606
	Huntington Ingalls Industries Inc.	1,119,825	242,767
*	First Data Corp. Class A	11,525,529	241,229
	Jacobs Engineering Group Inc.	3,556,447	225,799
	AO Smith Corp.	3,617,018	213,947
	Wabtec Corp.	2,169,714	213,890
*	Trimble Inc.	6,283,220	206,341
*	WEX Inc.	1,074,879	204,743
*,^	Sensata Technologies Holding plc	4,271,993	203,261
	PerkinElmer Inc.	2,760,884	202,180
	Fortune Brands Home & Security Inc.	3,682,807	197,730
	Lennox International Inc.	978,533	195,853
*	IPG Photonics Corp.	874,392	192,917
*	Zebra Technologies Corp.	1,336,439	191,445
	Robert Half International Inc.	2,937,078	191,204

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Graco Inc.	4,219,451	190,804
*	HD Supply Holdings Inc.	4,418,309	189,501
	Arconic Inc.	10,841,862	184,420
	Cognex Corp.	4,121,996	183,882
	Allegion plc	2,365,878	183,024
	FLIR Systems Inc.	3,438,072	178,677
	Sealed Air Corp.	4,175,115	177,234
	Owens Corning	2,777,778	176,028
	Fluor Corp.	3,501,751	170,815
*	Teledyne Technologies Inc.	845,913	168,387
	Nordson Corp.	1,308,694	168,049
	Pentair plc	3,988,614	167,841
	Carlisle Cos. Inc.	1,531,704	165,899
*	Arrow Electronics Inc.	2,187,229	164,655
	BWX Technologies Inc.	2,484,664	154,844
	Toro Co.	2,533,073	152,618
*	Berry Global Group Inc.	3,272,180	150,324
	Booz Allen Hamilton Holding Corp. Class A	3,425,984	149,818
*	Crown Holdings Inc.	3,340,262	149,510
	Hexcel Corp.	2,244,525	148,992
	Donaldson Co. Inc.	3,234,492	145,940
	AptarGroup Inc.	1,554,750	145,183
	HEICO Corp. Class A	2,379,730	145,045
	Hubbell Inc. Class B	1,367,004	144,547
	ManpowerGroup Inc.	1,651,804	142,154
	Watsco Inc.	794,812	141,699
	MDU Resources Group Inc.	4,890,230	140,252
*	Stericycle Inc.	2,144,937	140,043
	Littelfuse Inc.	606,794	138,458
	Lincoln Electric Holdings Inc.	1,559,108	136,827
	Allison Transmission Holdings Inc.	3,292,839	133,327
*	AECOM	4,022,416	132,860
	Flowserve Corp.	3,268,441	132,045
	Xerox Corp.	5,443,368	130,641
	National Instruments Corp.	3,111,950	130,640
	Oshkosh Corp.	1,857,699	130,633
	Sonoco Products Co.	2,479,152	130,155
	Trinity Industries Inc.	3,731,899	127,855
	Avnet Inc.	2,973,558	127,536
	Knight-Swift Transportation Holdings Inc.	3,315,852	126,699
*	Quanta Services Inc.	3,769,303	125,895
*	Genesee & Wyoming Inc. Class A	1,529,884	124,410
	Eagle Materials Inc.	1,150,119	120,728
	Acuity Brands Inc.	1,032,832	119,674
	Curtiss-Wright Corp.	992,766	118,159
	ITT Inc.	2,198,381	114,909
	Landstar System Inc.	1,045,840	114,206
	Graphic Packaging Holding Co.	7,689,778	111,579
*	Kirby Corp.	1,333,857	111,510
	EMCOR Group Inc.	1,458,896	111,139
	Genpact Ltd.	3,762,581	108,851
	Jabil Inc.	3,886,330	107,496
*	CoreLogic Inc.	2,069,758	107,420
	Woodward Inc.	1,389,116	106,767
*	Euronet Worldwide Inc.	1,233,875	103,362
	Air Lease Corp. Class A	2,455,232	103,046
	AGCO Corp.	1,681,867	102,123
	Crane Co.	1,267,367	101,554
	MAXIMUS Inc.	1,620,928	100,676
*	nVent Electric plc	3,986,310	100,056
	Louisiana-Pacific Corp.	3,634,686	98,936
*	Coherent Inc.	618,747	96,784
*	ASGN Inc.	1,236,052	96,647
	MSC Industrial Direct Co. Inc. Class A	1,134,039	96,223

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Brink's Co.	1,202,910	95,932
	Bemis Co. Inc.	2,260,009	95,395
	Ryder System Inc.	1,326,357	95,312
*	Trex Co. Inc.	1,473,448	92,223
^	Universal Display Corp.	1,060,858	91,234
*	Conduent Inc.	5,006,323	90,965
*	USG Corp.	2,106,074	90,814
	Insperity Inc.	951,961	90,674
*	KLX Inc.	1,260,025	90,596
	Regal Beloit Corp.	1,104,859	90,377
*	Axon Enterprise Inc.	1,387,634	87,671
	MSA Safety Inc.	872,615	84,068
	Korn/Ferry International	1,342,255	83,126
*	MasTec Inc.	1,629,485	82,696
	Valmont Industries Inc.	548,274	82,652
	Tetra Tech Inc.	1,408,185	82,379
	Macquarie Infrastructure Corp.	1,926,850	81,313
*	Generac Holdings Inc.	1,545,361	79,942
*	Gardner Denver Holdings Inc.	2,713,842	79,760
	Deluxe Corp.	1,202,766	79,635
	EnerSys	1,063,808	79,403
*	Cimpress NV	536,757	77,808
	Terex Corp.	1,842,334	77,728
*	Proto Labs Inc.	646,803	76,937
	Vishay Intertechnology Inc.	3,310,883	76,812
	Timken Co.	1,757,846	76,554
*	Rexnord Corp.	2,603,456	75,656
	Barnes Group Inc.	1,277,871	75,267
*	RBC Bearings Inc.	582,856	75,078
	Kennametal Inc.	2,047,766	73,515
*	Clean Harbors Inc.	1,309,826	72,761
*	Summit Materials Inc. Class A	2,753,638	72,283
*	Armstrong World Industries Inc.	1,131,518	71,512
	Maxar Technologies Ltd.	1,414,343	71,453
	John Bean Technologies Corp.	796,334	70,794
	GATX Corp.	944,748	70,129
*	AMN Healthcare Services Inc.	1,195,845	70,077
*	TopBuild Corp.	887,698	69,542
*	Owens-Illinois Inc.	4,084,758	68,665
	UniFirst Corp.	386,593	68,388
	Applied Industrial Technologies Inc.	971,714	68,166
*	WESCO International Inc.	1,187,123	67,785
	Simpson Manufacturing Co. Inc.	1,052,635	65,463
	KBR Inc.	3,545,684	63,539
*	Colfax Corp.	2,059,140	63,113
	Belden Inc.	1,023,004	62,526
	Exponent Inc.	1,275,911	61,626
*	II-VI Inc.	1,409,719	61,252
	Moog Inc. Class A	775,864	60,486
	Granite Construction Inc.	1,079,578	60,089
*	TriNet Group Inc.	1,062,990	59,464
*	FTI Consulting Inc.	939,388	56,814
*	Esterline Technologies Corp.	759,862	56,078
	Convergys Corp.	2,280,799	55,743
	Watts Water Technologies Inc. Class A	702,901	55,107
	Universal Forest Products Inc.	1,455,088	53,285
*	Floor & Decor Holdings Inc. Class A	1,079,298	53,242
*	Builders FirstSource Inc.	2,853,229	52,186
	Mobile Mini Inc.	1,106,698	51,904
	Silgan Holdings Inc.	1,932,330	51,844
*	Masonite International Corp.	718,542	51,627
*	Saia Inc.	633,632	51,229
*	Rogers Corp.	457,384	50,980
*	Integer Holdings Corp.	786,261	50,832

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Navistar International Corp.	1,246,367	50,752
*	WageWorks Inc.	1,009,234	50,462
*	Aerojet Rocketdyne Holdings Inc.	1,699,188	50,109
*	Plexus Corp.	840,623	50,051
*	JELD-WEN Holding Inc.	1,738,517	49,704
	Otter Tail Corp.	1,042,858	49,640
*	Itron Inc.	821,778	49,348
	Covanta Holding Corp.	2,964,762	48,919
	ABM Industries Inc.	1,664,290	48,564
*	Sanmina Corp.	1,649,956	48,344
*	Novanta Inc.	771,812	48,084
	Schneider National Inc. Class B	1,738,857	47,836
	Kaman Corp.	684,742	47,720
	Mueller Water Products Inc. Class A	3,995,162	46,823
*	Meritor Inc.	2,228,036	45,831
*	Atlas Air Worldwide Holdings Inc.	637,249	45,691
*	Cotiviti Holdings Inc.	1,029,182	45,418
*	ExlService Holdings Inc.	798,900	45,226
*	Anixter International Inc.	714,366	45,219
	Brady Corp. Class A	1,163,591	44,856
	Actuant Corp. Class A	1,527,781	44,840
*	Harsco Corp.	2,025,747	44,769
*	SPX FLOW Inc.	1,014,706	44,414
	Franklin Electric Co. Inc.	975,850	44,011
	Boise Cascade Co.	976,610	43,654
*	Advanced Disposal Services Inc.	1,760,330	43,621
	Albany International Corp.	724,058	43,552
	Forward Air Corp.	735,502	43,453
*	Paylocity Holding Corp.	727,981	42,849
	Comfort Systems USA Inc.	928,198	42,511
	Mueller Industries Inc.	1,428,458	42,154
	Greenbrier Cos. Inc.	794,172	41,893
	Greif Inc. Class A	784,272	41,480
	Werner Enterprises Inc.	1,087,597	40,839
*	TTM Technologies Inc.	2,298,554	40,524
	Matson Inc.	1,055,522	40,511
	Triton International Ltd.	1,320,513	40,487
	Cubic Corp.	622,566	39,969
*	Hub Group Inc. Class A	795,508	39,616
*	Imperva Inc.	809,186	39,043
*	Aerovironment Inc.	537,744	38,411
	AAR Corp.	824,147	38,315
	EnPro Industries Inc.	526,782	36,848
*	American Woodmark Corp.	397,692	36,409
	HEICO Corp.	498,516	36,357
	Methode Electronics Inc.	898,632	36,215
	Benchmark Electronics Inc.	1,241,897	36,201
	McGrath RentCorp	570,410	36,090
*	SPX Corp.	1,015,133	35,580
	World Fuel Services Corp.	1,711,063	34,923
*	Knowles Corp.	2,278,602	34,863
	Apogee Enterprises Inc.	718,470	34,609
	ESCO Technologies Inc.	599,383	34,584
	ManTech International Corp. Class A	644,173	34,553
	US Ecology Inc.	537,446	34,235
	Federal Signal Corp.	1,464,783	34,115
	Raven Industries Inc.	887,176	34,112
*	MINDBODY Inc. Class A	878,562	33,912
	Sun Hydraulics Corp.	698,452	33,658
	Tennant Co.	424,618	33,545
*	BMC Stock Holdings Inc.	1,605,525	33,475
*	OSI Systems Inc.	427,208	33,036
*	Milacron Holdings Corp.	1,740,481	32,947
*	TriMas Corp.	1,120,285	32,936

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Evolent Health Inc. Class A	1,555,032	32,733
	AAON Inc.	981,772	32,644
*	Fabrinet	884,550	32,631
*	Patrick Industries Inc.	567,262	32,249
*	Air Transport Services Group Inc.	1,420,370	32,086
	Standex International Corp.	313,885	32,079
	EVERTEC Inc.	1,452,819	31,744
	Altra Industrial Motion Corp.	726,530	31,313
	ICF International Inc.	436,838	31,037
*,^	Ambarella Inc.	798,068	30,813
*	KEMET Corp.	1,270,378	30,680
	Astec Industries Inc.	510,644	30,537
	Badger Meter Inc.	682,379	30,502
	H&E Equipment Services Inc.	797,188	29,982
*	Gibraltar Industries Inc.	788,012	29,550
	ArcBest Corp.	645,927	29,519
*	CBIZ Inc.	1,277,365	29,379
*	Installed Building Products Inc.	518,599	29,327
*	Continental Building Products Inc.	924,303	29,162
*	Sykes Enterprises Inc.	984,136	28,323
	Primoris Services Corp.	1,034,228	28,162
	Aircastle Ltd.	1,372,138	28,129
*	Cardtronics plc Class A	1,161,799	28,092
	AZZ Inc.	636,495	27,656
	CTS Corp.	768,036	27,649
*	TrueBlue Inc.	1,015,269	27,361
	Viad Corp.	499,869	27,118
	Materion Corp.	498,746	27,007
	Kadant Inc.	275,695	26,508
*,^	MACOM Technology Solutions Holdings Inc.	1,144,363	26,366
	Wabash National Corp.	1,407,086	26,256
*	Kratos Defense & Security Solutions Inc.	2,270,224	26,130
	Advanced Drainage Systems Inc.	906,112	25,869
	Lindsay Corp.	263,445	25,552
	Douglas Dynamics Inc.	527,444	25,317
*	Navigant Consulting Inc.	1,121,207	24,824
^	ADT Inc.	2,866,166	24,792
*	Casella Waste Systems Inc. Class A	960,565	24,600
*	PGT Innovations Inc.	1,163,494	24,259
*	Atkore International Group Inc.	1,157,778	24,047
	Triumph Group Inc.	1,191,891	23,361
	Encore Wire Corp.	482,371	22,889
*	NCI Building Systems Inc.	1,089,686	22,883
	Sturm Ruger & Co. Inc.	407,896	22,842
	Multi-Color Corp.	351,895	22,750
	Manitowoc Co. Inc.	878,152	22,709
*	GMS Inc.	837,273	22,682
	MTS Systems Corp.	428,655	22,569
*	FARO Technologies Inc.	408,282	22,190
*	Huron Consulting Group Inc.	541,329	22,140
	Marten Transport Ltd.	938,834	22,016
	Heartland Express Inc.	1,175,295	21,802
	Schnitzer Steel Industries Inc.	639,035	21,535
*,^	US Concrete Inc.	398,517	20,922
	Columbus McKinnon Corp.	474,715	20,584
	Alamo Group Inc.	227,445	20,552
*	GreenSky Inc. Class A	953,629	20,169
	AVX Corp.	1,282,379	20,095
	Kforce Inc.	582,944	19,995
*	Aegion Corp. Class A	758,841	19,540
*	Vicor Corp.	447,472	19,487
*	Tutor Perini Corp.	1,042,243	19,229
	Cass Information Systems Inc.	276,578	19,034
*	Echo Global Logistics Inc.	645,787	18,889

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	GrafTech International Ltd.	1,046,429	18,825
*	Thermon Group Holdings Inc.	806,270	18,439
	CIRCOR International Inc.	495,184	18,302
*	Gates Industrial Corp. plc	1,093,250	17,787
	Gorman-Rupp Co.	500,701	17,525
*	Lydall Inc.	401,468	17,524
	Griffon Corp.	969,609	17,259
*	Veeco Instruments Inc.	1,186,965	16,914
*,^	Inovalon Holdings Inc. Class A	1,701,387	16,886
*	American Outdoor Brands Corp.	1,373,079	16,518
	Mesa Laboratories Inc.	78,237	16,514
*,^	Team Inc.	714,720	16,510
	Myers Industries Inc.	859,835	16,509
	Barrett Business Services Inc.	170,499	16,465
	Kelly Services Inc. Class A	729,099	16,368
	Global Brass & Copper Holdings Inc.	516,607	16,196
	Quad/Graphics Inc.	767,265	15,982
	Argan Inc.	384,339	15,739
*	Control4 Corp.	645,400	15,690
*	Wesco Aircraft Holdings Inc.	1,378,338	15,506
	DMC Global Inc.	344,479	15,467
	Heidrick & Struggles International Inc.	439,383	15,378
	Quanex Building Products Corp.	852,897	15,309
*	Pluralsight Inc. Class A	622,733	15,226
*	DXP Enterprises Inc.	395,985	15,127
	Insteel Industries Inc.	440,921	14,727
*	Astronics Corp.	402,268	14,470
	NVE Corp.	118,253	14,401
	Park Electrochemical Corp.	618,229	14,337
*	Donnelley Financial Solutions Inc.	825,190	14,334
*	TimkenSteel Corp.	873,145	14,276
*	Engility Holdings Inc.	457,241	14,010
*	NV5 Global Inc.	200,264	13,878
*	MYR Group Inc.	385,799	13,680
	Hyster-Yale Materials Handling Inc.	207,056	13,303
	LSC Communications Inc.	813,579	12,741
	REV Group Inc.	734,180	12,488
*	Electro Scientific Industries Inc.	789,027	12,443
*	International Seaways Inc.	535,546	12,393
	NN Inc.	643,145	12,155
	Ennis Inc.	596,227	12,133
*	Everi Holdings Inc.	1,653,126	11,903
	Resources Connection Inc.	702,424	11,871
	TTEC Holdings Inc.	343,122	11,855
	Spartan Motors Inc.	777,193	11,736
	B. Riley Financial Inc.	504,217	11,370
*	Kimball Electronics Inc.	617,081	11,293
*	PHH Corp.	1,033,232	11,221
	Essendant Inc.	843,827	11,155
*,^	CryoPort Inc.	695,260	10,971
	National Research Corp.	286,989	10,733
*	Landec Corp.	700,746	10,441
*	Ducommun Inc.	313,317	10,368
	VSE Corp.	211,954	10,127
*	CAI International Inc.	435,637	10,124
*	InnerWorkings Inc.	1,150,211	9,995
	CRA International Inc.	191,041	9,722
*	Vishay Precision Group Inc.	253,801	9,683
*	Cross Country Healthcare Inc.	850,397	9,567
*	Eagle Bulk Shipping Inc.	1,751,783	9,530
	Allied Motion Technologies Inc.	197,176	9,441
*	Covenant Transportation Group Inc. Class A	297,596	9,374
*	YRC Worldwide Inc.	915,597	9,202
*	Armstrong Flooring Inc.	648,501	9,105

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Sterling Construction Co. Inc.	692,311	9,021
*	Blue Bird Corp.	402,778	9,002
*	Daseke Inc.	887,702	8,815
*	BlueLinx Holdings Inc.	233,699	8,771
	RR Donnelley & Sons Co.	1,513,590	8,718
*	ServiceSource International Inc.	2,196,386	8,654
	Powell Industries Inc.	245,217	8,541
*	Great Lakes Dredge & Dock Corp.	1,537,465	8,072
*,^	Babcock & Wilcox Enterprises Inc.	3,386,019	8,059
	Hurco Cos. Inc.	178,416	7,984
	Daktronics Inc.	935,354	7,960
*	Hill International Inc.	1,341,179	7,913
*	Mistras Group Inc.	415,320	7,841
	Park-Ohio Holdings Corp.	204,603	7,632
*,^	Energous Corp.	502,294	7,449
	American Railcar Industries Inc.	188,389	7,438
*	Heritage-Crystal Clean Inc.	367,732	7,391
*	Sparton Corp.	387,515	7,359
*	Nuvectra Corp.	354,463	7,277
	Omega Flex Inc.	90,399	7,151
*,^	Energy Recovery Inc.	883,064	7,135
	Miller Industries Inc.	278,524	7,116
*	Evo Payments Inc. Class A	343,152	7,062
*	Willdan Group Inc.	226,018	7,000
*	Franklin Covey Co.	276,687	6,793
*	Era Group Inc.	523,681	6,782
*	Overseas Shipholding Group Inc. Class A	1,742,781	6,762
*	IntriCon Corp.	162,977	6,568
*	Twin Disc Inc.	261,882	6,500
	Graham Corp.	249,210	6,432
*	UFP Technologies Inc.	206,561	6,372
*	GP Strategies Corp.	355,604	6,259
*	PRGX Global Inc.	614,574	5,961
	Advanced Emissions Solutions Inc.	514,401	5,844
*,^	ShotSpotter Inc.	153,598	5,826
*	Foundation Building Materials Inc.	378,239	5,817
*	Commercial Vehicle Group Inc.	778,606	5,715
*,^	Asure Software Inc.	356,036	5,679
*	Orion Group Holdings Inc.	682,871	5,641
	FreightCar America Inc.	327,072	5,492
*	USA Truck Inc.	233,196	5,473
*	General Finance Corp.	396,149	5,368
	Bel Fuse Inc. Class B	242,008	5,058
*	LB Foster Co. Class A	214,820	4,930
	Universal Logistics Holdings Inc.	184,833	4,852
*	PFSweb Inc.	489,975	4,763
	BG Staffing Inc.	203,010	4,720
^	EnviroStar Inc.	115,641	4,660
*	Information Services Group Inc.	1,133,498	4,647
*,^	Maxwell Technologies Inc.	890,960	4,633
*	Northwest Pipe Co.	235,936	4,570
*,^	Forterra Inc.	467,345	4,547
*	Napco Security Technologies Inc.	300,741	4,406
*	Gencor Industries Inc.	269,120	4,346
	Eastern Co.	154,082	4,322
	CECO Environmental Corp.	703,464	4,319
*	Manitex International Inc.	339,176	4,233
*,^	Horizon Global Corp.	686,878	4,094
*	Astronics Corp. Class B	111,320	3,981
	United States Lime & Minerals Inc.	46,612	3,911
*	Willis Lease Finance Corp.	121,637	3,843
*,^	Turtle Beach Corp.	186,938	3,799
*	Xerium Technologies Inc.	285,836	3,784
*	Intevac Inc.	754,880	3,661

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Iteris Inc.	745,165	3,607
*	Radiant Logistics Inc.	919,807	3,596
	LSI Industries Inc.	669,774	3,577
*	IES Holdings Inc.	207,391	3,474
*	Cardlytics Inc.	159,404	3,469
*,^	CyberOptics Corp.	193,613	3,369
	NACCO Industries Inc. Class A	99,651	3,363
*	PAM Transportation Services Inc.	69,983	3,287
	Richardson Electronics Ltd.	336,052	3,273
*	Construction Partners Inc. Class A	246,300	3,244
*	Houston Wire & Cable Co.	380,723	3,236
	Crawford & Co. Class A	367,479	3,164
*	Transcat Inc.	161,258	3,048
	Crawford & Co. Class B	342,589	2,963
*	Lawson Products Inc.	112,129	2,730
*	DHI Group Inc.	1,153,875	2,712
*	StarTek Inc.	407,831	2,565
*,^	Huttig Building Products Inc.	539,804	2,564
*	Goldfield Corp.	590,960	2,512
*	Aspen Aerogels Inc.	501,784	2,459
*	Arotech Corp.	636,010	2,385
	Global Water Resources Inc.	236,036	2,219
*,^	MicroVision Inc.	1,885,440	2,112
*	Perceptron Inc.	195,912	2,067
*,^	ExOne Co.	286,758	2,030
*	Ultralife Corp.	208,691	2,003
*,^	Hudson Technologies Inc.	989,489	1,989
*,^	CUI Global Inc.	643,279	1,911
*	ARC Document Solutions Inc.	1,016,895	1,800
*	Acacia Research Corp.	433,709	1,800
*	Roadrunner Transportation Systems Inc.	838,562	1,753
	Steel Connect Inc.	810,199	1,750
*,^	Capstone Turbine Corp.	1,220,798	1,746
*	Patriot Transportation Holding Inc.	79,886	1,718
*,^	Revolution Lighting Technologies Inc.	424,355	1,710
*,^	Aqua Metals Inc.	561,322	1,617
*	CPI Aerostructures Inc.	149,909	1,574
*	Frequency Electronics Inc.	191,069	1,540
*	US Xpress Enterprises Inc. Class A	98,700	1,494
*	Luna Innovations Inc.	488,259	1,455
*	Mattersight Corp.	535,988	1,434
*	Perma-Pipe International Holdings Inc.	136,141	1,273
*	Sharps Compliance Corp.	341,266	1,259
*	ASV Holdings Inc.	215,094	1,245
*,^	Workhorse Group Inc.	663,553	1,208
*	Ballantyne Strong Inc.	233,667	1,133
*	IEC Electronics Corp.	192,084	1,120
*,^	UQM Technologies Inc.	1,096,725	1,097
*,^	Lightbridge Corp.	1,092,208	1,092
*,^	LightPath Technologies Inc. Class A	472,290	1,086
*	Limbach Holdings Inc.	91,797	1,085
*,^	Odyssey Marine Exploration Inc.	128,355	1,064
*	Universal Technical Institute Inc.	323,866	1,020
*,^	eMagin Corp.	545,071	981
	Espey Manufacturing & Electronics Corp.	36,513	980
*	Hudson Global Inc.	604,126	979
*,^	ClearSign Combustion Corp.	469,860	940
	RF Industries Ltd.	119,033	863
	Issuer Direct Corp.	43,268	861
*	Perma-Fix Environmental Services	190,337	857
*	ALJ Regional Holdings Inc.	433,960	825
*	Lincoln Educational Services Corp.	411,937	717
*	Wireless Telecom Group Inc.	316,572	696
*	Taylor Devices Inc.	67,427	692

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Black Box Corp.	322,831	654
*,^	Applied DNA Sciences Inc.	516,369	651
*	Air T Inc.	19,270	646
*	Volt Information Sciences Inc.	188,183	640
	Greif Inc. Class B	11,048	636
*	Innovative Solutions & Support Inc.	206,801	602
*	Tecogen Inc.	160,095	596
*	SigmaTron International Inc.	84,764	595
*,^	DPW Holdings Inc.	1,072,879	582
*	Broadwind Energy Inc.	226,965	536
*,^	Medical Transcription Billing Corp.	138,038	534
	AMCON Distributing Co.	5,948	523
*,^	Air Industries Group	280,926	506
*	Vertex Energy Inc.	430,036	456
*,^	Synthesis Energy Systems Inc.	137,912	452
*,^	Orion Energy Systems Inc.	391,222	430
*	I3 Verticals Inc. Class A	28,238	430
*	Energy Focus Inc.	215,166	409
*	Nuverra Environmental Solutions Inc.	32,216	387
	Chicago Rivet & Machine Co.	11,328	365
*,^	Polar Power Inc.	54,712	334
*	Image Sensing Systems Inc.	74,588	310
*	AMREP Corp.	41,838	298
*	DLH Holdings Corp.	52,984	290
*	ENGlobal Corp.	210,413	271
	Ecology and Environment Inc.	21,480	267
*	Cemtrex Inc.	120,430	252
*	Echelon Corp.	29,961	247
*,^	Digital Ally Inc.	99,249	233
*,^	EnSync Inc.	619,994	227
	Bel Fuse Inc. Class A	10,580	226
*	Pioneer Power Solutions Inc.	41,047	211
*	Sypris Solutions Inc.	127,117	208
*,^	Research Frontiers Inc.	248,137	204
*,^	Rubicon Technology Inc.	24,849	196
*	Fuel Tech Inc.	177,278	191
*,^	GEE Group Inc.	81,570	188
*,^	Payment Data Systems Inc.	112,111	185
*	Continental Materials Corp.	8,941	147
*	Boxlight Corp. Class A	26,628	136
*	Industrial Services of America Inc.	55,088	114
*	JetPay Corp.	56,499	110
*	Coda Octopus Group Inc.	27,130	108
*	AeroCentury Corp.	6,716	106
*,^	Astrotech Corp.	28,908	90
*	SIFCO Industries Inc.	16,533	89
*	Quest Resource Holding Corp.	36,754	71
*,^	Professional Diversity Network Inc.	17,385	67
*,^	American Electric Technologies Inc.	42,240	53
*	SG Blocks Inc.	8,584	45
	Servotronics Inc.	4,914	45
*	Command Security Corp.	25,285	39
*	Electro-Sensors Inc.	1,291	5
*	Patriot National Inc.	129,819	4
*	Jewett-Cameron Trading Co. Ltd.	370	3
*	Dorian LPG Ltd.	20	—
*,2	LGL Group Inc. Warrants Exp. 08/06/2018	3,000	—
			90,235,502
Oil & Gas (6.0%)
	Exxon Mobil Corp.	105,966,749	8,766,629
	Chevron Corp.	47,828,625	6,046,973
	Schlumberger Ltd.	34,634,809	2,321,571
	ConocoPhillips	29,279,009	2,038,405
	EOG Resources Inc.	14,483,305	1,802,158

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Occidental Petroleum Corp.	19,160,748	1,603,371
	Valero Energy Corp.	10,782,527	1,195,027
	Phillips 66	10,487,809	1,177,886
	Anadarko Petroleum Corp.	12,883,856	943,742
	Halliburton Co.	20,758,372	935,372
	Kinder Morgan Inc.	46,878,428	828,342
	Marathon Petroleum Corp.	11,555,070	810,704
	Pioneer Natural Resources Co.	4,262,079	806,556
	ONEOK Inc.	10,282,167	718,004
	Williams Cos. Inc.	20,664,239	560,208
	Devon Energy Corp.	12,441,633	546,934
*	Concho Resources Inc.	3,727,303	515,672
	Hess Corp.	7,138,987	477,527
	Andeavor	3,590,521	471,005
	Apache Corp.	9,553,658	446,634
	Marathon Oil Corp.	21,332,692	445,000
	Noble Energy Inc.	12,134,688	428,112
	National Oilwell Varco Inc.	9,515,386	412,968
	EQT Corp.	6,631,768	365,941
	Baker Hughes a GE Co.	10,424,191	344,311
*	Cheniere Energy Inc.	5,265,964	343,288
	Diamondback Energy Inc.	2,466,038	324,457
	HollyFrontier Corp.	4,420,024	302,462
	Cabot Oil & Gas Corp.	11,312,256	269,232
	Targa Resources Corp.	5,228,910	258,779
	Cimarex Energy Co.	2,394,663	243,633
*	Parsley Energy Inc. Class A	6,490,523	196,533
*	WPX Energy Inc.	10,021,169	180,682
*	Energen Corp.	2,434,465	177,278
	OGE Energy Corp.	4,975,030	175,171
	Helmerich & Payne Inc.	2,594,552	165,429
*	Continental Resources Inc.	2,362,958	153,025
*	Newfield Exploration Co.	5,021,352	151,896
*,^	Transocean Ltd.	10,933,745	146,950
	Core Laboratories NV	1,114,608	140,675
*	RSP Permian Inc.	3,186,236	140,258
	Murphy Oil Corp.	4,146,055	140,012
*	Antero Resources Corp.	5,978,769	127,647
*	Whiting Petroleum Corp.	2,274,223	119,897
*,^	Chesapeake Energy Corp.	21,528,179	112,808
	PBF Energy Inc. Class A	2,637,636	110,596
	Range Resources Corp.	6,188,399	103,532
*	Oasis Petroleum Inc.	7,939,777	102,979
*	PDC Energy Inc.	1,660,673	100,388
*	First Solar Inc.	1,832,603	96,505
	Patterson-UTI Energy Inc.	5,316,020	95,688
	Delek US Holdings Inc.	1,888,503	94,746
	McDermott International Inc.	4,253,029	83,572
*	Centennial Resource Development Inc. Class A	4,620,569	83,447
*,^	Weatherford International plc	24,813,990	81,638
^	Ensco plc Class A	11,034,998	80,114
*	Apergy Corp.	1,914,361	79,925
*	Southwestern Energy Co.	14,688,249	77,848
*	Matador Resources Co.	2,461,497	73,968
*	QEP Resources Inc.	5,918,689	72,563
	SM Energy Co.	2,796,542	71,843
*	SRC Energy Inc.	6,080,824	67,011
	Oceaneering International Inc.	2,506,882	63,825
	CNX Resources Corp.	3,560,626	63,308
*	Callon Petroleum Co.	5,585,122	59,984
	Nabors Industries Ltd.	8,340,482	53,462
*	Denbury Resources Inc.	10,981,634	52,822
*	Rowan Cos. plc Class A	3,222,069	52,262
*	Carrizo Oil & Gas Inc.	1,855,936	51,688

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	SemGroup Corp. Class A	2,006,799	50,973
*	Dril-Quip Inc.	968,189	49,765
*	California Resources Corp.	1,083,419	49,231
*	MRC Global Inc.	2,214,810	47,995
*	Chart Industries Inc.	762,553	47,034
*	Gulfport Energy Corp.	3,643,076	45,793
*	Oil States International Inc.	1,382,469	44,377
*,^	Extraction Oil & Gas Inc.	2,831,742	41,598
	Pattern Energy Group Inc. Class A	2,218,018	41,588
*	Noble Corp. plc	6,330,393	40,071
	Archrock Inc.	3,188,254	38,259
*	Superior Energy Services Inc.	3,905,831	38,043
*	C&J Energy Services Inc.	1,574,990	37,170
*	NOW Inc.	2,777,219	37,020
*	Laredo Petroleum Inc.	3,788,754	36,448
*,^	Diamond Offshore Drilling Inc.	1,593,980	33,250
*	Unit Corp.	1,274,209	32,569
*	Helix Energy Solutions Group Inc.	3,582,739	29,844
*	ProPetro Holding Corp.	1,866,351	29,264
*,^	Penn Virginia Corp.	311,353	26,431
*	Forum Energy Technologies Inc.	2,064,228	25,493
*	SEACOR Holdings Inc.	410,857	23,530
*	Cactus Inc.	662,705	22,393
*	Newpark Resources Inc.	2,010,197	21,811
*	Exterran Corp.	837,210	20,964
	RPC Inc.	1,416,517	20,639
*,^	Tellurian Inc.	2,408,052	20,035
*,^	Jagged Peak Energy Inc.	1,411,946	18,384
	Green Plains Inc.	1,001,328	18,324
*	Ring Energy Inc.	1,428,997	18,034
*	HighPoint Resources Corp.	2,809,818	17,084
*,^	Halcon Resources Corp.	3,772,580	16,562
*	W&T Offshore Inc.	2,311,219	16,525
*	Renewable Energy Group Inc.	924,062	16,494
^	CVR Energy Inc.	443,291	16,397
*	Bonanza Creek Energy Inc.	430,522	16,304
*,^	Keane Group Inc.	1,171,499	16,014
*,^	Tidewater Inc.	544,696	15,758
*	Select Energy Services Inc. Class A	1,081,536	15,715
*	Talos Energy Inc.	470,678	15,123
*	Alta Mesa Resources Inc.	2,188,807	14,906
*	SandRidge Energy Inc.	826,926	14,670
*	WildHorse Resource Development Corp.	549,339	13,931
*	TETRA Technologies Inc.	3,109,726	13,838
*	TPI Composites Inc.	470,344	13,753
*	Par Pacific Holdings Inc.	781,053	13,575
*,^	Enphase Energy Inc.	1,944,085	13,084
*,^	Resolute Energy Corp.	418,900	13,070
*	Northern Oil and Gas Inc.	4,037,936	12,719
*,^	SunPower Corp. Class A	1,595,490	12,237
*	REX American Resources Corp.	144,513	11,701
*	Matrix Service Co.	617,688	11,335
*,^	Plug Power Inc.	5,608,925	11,330
*	Abraxas Petroleum Corp.	3,903,907	11,282
*	Ultra Petroleum Corp.	4,847,303	11,197
*	Pioneer Energy Services Corp.	1,911,093	11,180
*	SEACOR Marine Holdings Inc.	477,739	11,031
*	FTS International Inc.	713,172	10,156
*,^	Mammoth Energy Services Inc.	279,418	9,489
*,^	Solaris Oilfield Infrastructure Inc. Class A	642,051	9,175
*	Trecora Resources	576,346	8,559
*	Natural Gas Services Group Inc.	359,984	8,496
*	Bristow Group Inc.	564,780	7,969
*,^	Sanchez Energy Corp.	1,759,921	7,955

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Midstates Petroleum Co. Inc.	561,762	7,646
	Panhandle Oil and Gas Inc. Class A	396,027	7,564
*	Energy XXI Gulf Coast Inc.	843,949	7,460
*,^	Liberty Oilfield Services Inc. Class A	383,936	7,187
	Evolution Petroleum Corp.	715,256	7,045
*	Basic Energy Services Inc.	631,607	7,017
*	ION Geophysical Corp.	284,964	6,925
*	Nine Energy Service Inc.	190,220	6,300
*	Green Brick Partners Inc.	618,520	6,061
*	Flotek Industries Inc.	1,623,719	5,245
*,^	Zion Oil & Gas Inc.	1,291,594	5,237
*	SilverBow Resources Inc.	177,597	5,129
*	Key Energy Services Inc.	314,292	5,104
*	Ameresco Inc. Class A	417,754	5,013
*,^	CARBO Ceramics Inc.	501,912	4,603
*	Dawson Geophysical Co.	561,444	4,435
*	Geospace Technologies Corp.	307,622	4,325
*,^	Lilis Energy Inc.	801,213	4,166
*	Earthstone Energy Inc. Class A	442,914	3,920
*,^	Comstock Resources Inc.	359,017	3,773
*,^	Gulfmark Offshore Inc.	110,105	3,689
*	Eclipse Resources Corp.	2,233,812	3,574
*	Lonestar Resources US Inc. Class A	418,980	3,536
*	Pacific Ethanol Inc.	1,358,426	3,532
*	Independence Contract Drilling Inc.	846,620	3,488
*	PHI Inc. Non-Voting ORD	330,800	3,364
*,^	Approach Resources Inc.	1,318,907	3,218
*	VAALCO Energy Inc.	1,166,809	3,185
*,^	American Superconductor Corp.	452,138	3,165
*	NCS Multistage Holdings Inc.	216,831	3,151
*,^	EP Energy Corp. Class A	1,024,693	3,074
*	Contango Oil & Gas Co.	534,581	3,036
*,^	FuelCell Energy Inc.	2,074,561	2,738
*,^	Smart Sand Inc.	506,432	2,689
*,^	Goodrich Petroleum Corp.	202,549	2,506
*	Hornbeck Offshore Services Inc.	631,703	2,502
	Gulf Island Fabrication Inc.	260,671	2,346
*	Quintana Energy Services Inc.	269,812	2,285
	Adams Resources & Energy Inc.	52,379	2,252
*	Isramco Inc.	17,021	2,092
*,^	Gastar Exploration Inc.	3,541,181	1,983
*	Ranger Energy Services Inc.	171,200	1,570
*,^	Infrastructure and Energy Alternatives Inc.	162,581	1,514
*	Parker Drilling Co.	3,518,932	1,337
*,^	Rosehill Resources Inc.	161,800	1,314
*,^	Torchlight Energy Resources Inc.	793,893	1,080
*	PHI Inc. ORD	68,197	710
*,^	Jones Energy Inc. Class A	1,871,554	695
*	Enservco Corp.	525,883	610
*,^	Eco-Stim Energy Solutions Inc.	883,289	574
*,^	Talos Energy Inc. Warrants Exp. 02/28/2021	116,107	551
*,^	Ocean Power Technologies Inc.	500,965	426
*	Mitcham Industries Inc.	80,615	324
*,^	Aemetis Inc.	161,833	244
*	Superior Drilling Products Inc.	115,940	225
*,^	Ideal Power Inc.	162,098	172
*,^	Houston American Energy Corp.	382,849	116
*,^	Yuma Energy Inc.	146,228	78
*,^	SAExploration Holdings Inc.	30,093	48
*	Tidewater Inc. Class A Warrants	8,839	31
*	Tidewater Inc. Class B Warrants	9,555	26
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	33,839	15
*	PetroQuest Energy Inc.	17,092	4
*	Basic Energy Services Inc. Warrants Exp. 12/23/2023	4,640	1

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Rex Energy Corp.	302	—
*,2	Harvest Natural Resources Inc.	51,829	—
			42,385,047
Other (0.0%)[3]
*,2	Dyax Corp. CVR Exp. 12/31/2019	2,750,063	5,500
*,2	Herbalife Ltd. CVR	234,057	2,270
*,^,2	Tobira Therapeutics CVR Exp. 12/31/2028	201,001	911
*,2	NewStar Financial Inc	551,185	271
*,^,2	Ocera Therapeutics CVR Line	653,477	176
*,2	Ambit Biosciences Corp. CVR	201,330	121
*,2	Media General Inc. CVR	2,351,934	91
*,2	Omthera Pharmaceuticals Inc. CVR	121,311	73
*	Kadmon Warrants Exp. 09/29/2022	169,257	43
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	12
*	CDTi Advanced Materials Inc. Rights 7/13/18	102,033	8
*,2	Achieve Life Sciences Inc. CVR	228,587	2
*,2	Seventy Seven Energy Inc. Escrow Line	7,222	1
*,2	Clinical Data CVR	216,285	—
*,2	Adolor Corp. Rights Exp. 07/01/2019	592,629	—
*,^,2	Biosante Pharmaceutical Inc. CVR	253,823	—
*,2	NuPathe Inc. CVR	158,681	—
*,^	Cytori Therapeutics Inc. Rights Exp. 7/13/2018	50,466	—
			9,479
Technology (19.8%)
	Apple Inc.	110,720,519	20,495,475
	Microsoft Corp.	192,306,274	18,963,322
*	Facebook Inc. Class A	60,036,157	11,666,226
*	Alphabet Inc. Class A	7,418,191	8,376,547
*	Alphabet Inc. Class C	7,480,401	8,345,509
	Intel Corp.	116,644,540	5,798,400
	Cisco Systems Inc.	117,715,681	5,065,306
	NVIDIA Corp.	13,672,478	3,239,010
	International Business Machines Corp.	22,969,493	3,208,838
	Oracle Corp.	71,509,384	3,150,703
*	Adobe Systems Inc.	12,325,229	3,005,014
	Texas Instruments Inc.	24,504,120	2,701,579
	Broadcom Inc.	10,280,243	2,494,398
*	salesforce.com Inc.	17,658,139	2,408,570
	QUALCOMM Inc.	37,104,248	2,082,290
*	Micron Technology Inc.	29,023,854	1,522,011
	Intuit Inc.	6,097,662	1,245,783
	Applied Materials Inc.	26,286,015	1,214,151
	Cognizant Technology Solutions Corp. Class A	14,657,413	1,157,789
	HP Inc.	40,971,311	929,639
	Analog Devices Inc.	9,247,578	887,028
*	ServiceNow Inc.	4,419,000	762,145
*	Twitter Inc.	16,953,521	740,360
*	Autodesk Inc.	5,481,712	718,598
	Lam Research Corp.	4,101,869	709,008
*	Red Hat Inc.	4,443,419	597,062
	DXC Technology Co.	7,141,436	575,671
	Corning Inc.	20,792,757	572,009
	Hewlett Packard Enterprise Co.	38,178,768	557,792
	Western Digital Corp.	7,108,526	550,271
	Microchip Technology Inc.	5,875,124	534,343
	NetApp Inc.	6,696,957	525,912
	Motorola Solutions Inc.	4,054,368	471,807
*	Cerner Corp.	7,889,203	471,695
*	Palo Alto Networks Inc.	2,182,963	448,533
*	Workday Inc. Class A	3,653,782	442,546
	Skyworks Solutions Inc.	4,556,799	440,415
	Harris Corp.	2,967,397	428,908
*	Square Inc.	6,886,269	424,470
*	Dell Technologies Inc. Class V	4,989,526	422,014

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
	Xilinx Inc.	6,347,518	414,239
	Maxim Integrated Products Inc.	6,995,340	410,347
	KLA-Tencor Corp.	3,903,662	400,242
*	VeriSign Inc.	2,761,924	379,544
*	ANSYS Inc.	2,097,292	365,306
	Seagate Technology plc	6,457,735	364,668
*	Splunk Inc.	3,628,285	359,599
*,^	Advanced Micro Devices Inc.	23,004,142	344,832
*	Citrix Systems Inc.	3,205,779	336,094
*	Arista Networks Inc.	1,302,415	335,359
	Symantec Corp.	15,529,169	320,677
*	Synopsys Inc.	3,699,360	316,554
	CDW Corp.	3,813,032	308,055
*	Cadence Design Systems Inc.	7,070,560	306,226
*	IAC/InterActiveCorp	1,944,855	296,571
*	Akamai Technologies Inc.	4,049,353	296,534
*	Gartner Inc.	2,159,053	286,938
	CA Inc.	7,772,518	277,090
*	PTC Inc.	2,895,625	271,639
*,^	VMware Inc. Class A	1,841,164	270,596
*	F5 Networks Inc.	1,538,597	265,331
	SS&C Technologies Holdings Inc.	5,058,596	262,541
*	Qorvo Inc.	3,169,382	254,089
*	GoDaddy Inc. Class A	3,520,607	248,555
	Juniper Networks Inc.	8,771,218	240,507
*	ON Semiconductor Corp.	10,654,362	236,900
*	Veeva Systems Inc. Class A	3,014,327	231,681
	Marvell Technology Group Ltd.	10,623,624	227,771
*	Fortinet Inc.	3,596,809	224,549
	Leidos Holdings Inc.	3,783,933	223,252
	CDK Global Inc.	3,349,304	217,872
*	Tyler Technologies Inc.	910,191	202,153
*	Ultimate Software Group Inc.	727,693	187,243
	Teradyne Inc.	4,802,576	182,834
*	Guidewire Software Inc.	1,996,103	177,214
	Garmin Ltd.	2,831,040	172,693
*,^	Snap Inc.	12,995,524	170,111
*	Aspen Technology Inc.	1,794,960	166,465
*	Tableau Software Inc. Class A	1,699,976	166,173
*	athenahealth Inc.	1,014,100	161,384
*	EPAM Systems Inc.	1,269,273	157,809
*	Nutanix Inc.	2,857,771	147,375
*	Proofpoint Inc.	1,264,453	145,804
*	Cavium Inc.	1,665,286	144,047
*	CommScope Holding Co. Inc.	4,783,703	139,708
*	Fair Isaac Corp.	713,178	137,872
*	Zendesk Inc.	2,489,565	135,656
	LogMeIn Inc.	1,306,853	134,933
	Cypress Semiconductor Corp.	8,477,934	132,086
	MKS Instruments Inc.	1,369,080	131,021
	Monolithic Power Systems Inc.	943,098	126,064
	Blackbaud Inc.	1,213,665	124,340
*,^	Paycom Software Inc.	1,254,938	124,026
*	Teradata Corp.	3,022,299	121,345
	Entegris Inc.	3,534,080	119,805
*	Medidata Solutions Inc.	1,402,222	112,963
*	RingCentral Inc. Class A	1,592,107	112,005
*	2U Inc.	1,340,221	111,989
*	HubSpot Inc.	862,526	108,161
*	ARRIS International plc	4,421,163	108,075
*	Silicon Laboratories Inc.	1,078,437	107,412
*	New Relic Inc.	1,055,712	106,194
*	Cree Inc.	2,523,658	104,908
*	Okta Inc.	2,076,709	104,604

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Integrated Device Technology Inc.	3,262,635	104,013
*	CACI International Inc. Class A	614,933	103,647
*	Nuance Communications Inc.	7,352,312	102,087
*	RealPage Inc.	1,834,934	101,105
	j2 Global Inc.	1,157,614	100,261
*	Twilio Inc. Class A	1,707,297	95,643
*	Ciena Corp.	3,576,717	94,819
*	Pure Storage Inc. Class A	3,886,626	92,813
*,^	ViaSat Inc.	1,404,972	92,335
*	NCR Corp.	2,987,119	89,554
*,^	Lumentum Holdings Inc.	1,490,337	86,291
	Science Applications International Corp.	1,055,502	85,422
*	Ellie Mae Inc.	812,926	84,414
*	Manhattan Associates Inc.	1,699,997	79,917
*	Coupa Software Inc.	1,277,806	79,531
*	Tech Data Corp.	955,029	78,427
*	Semtech Corp.	1,666,221	78,396
*	Box Inc.	3,059,079	76,446
	SYNNEX Corp.	751,924	72,568
	Perspecta Inc.	3,501,033	71,946
*	Verint Systems Inc.	1,607,396	71,288
*	ACI Worldwide Inc.	2,874,667	70,918
*	Dycom Industries Inc.	743,025	70,223
	InterDigital Inc.	867,766	70,202
*	Qualys Inc.	831,058	70,058
*	FireEye Inc.	4,547,449	69,985
	Cabot Microelectronics Corp.	642,642	69,123
*	CommVault Systems Inc.	1,018,385	67,061
*	VeriFone Systems Inc.	2,769,755	63,206
	Plantronics Inc.	825,856	62,972
*	Cornerstone OnDemand Inc.	1,316,096	62,422
*	Cirrus Logic Inc.	1,578,354	60,498
*	Envestnet Inc.	1,088,269	59,800
*	Viavi Solutions Inc.	5,751,688	58,897
*	NetScout Systems Inc.	1,951,734	57,967
*	Advanced Energy Industries Inc.	995,000	57,800
	Cogent Communications Holdings Inc.	1,039,820	55,526
*,^	Avaya Holdings Corp.	2,761,496	55,451
	Brooks Automation Inc.	1,684,502	54,948
*	Allscripts Healthcare Solutions Inc.	4,501,243	54,015
	Pegasystems Inc.	979,901	53,699
*,^	Finisar Corp.	2,869,484	51,651
	Power Integrations Inc.	706,052	51,577
*	Varonis Systems Inc.	690,663	51,454
*	Q2 Holdings Inc.	901,202	51,414
*	Premier Inc. Class A	1,398,611	50,881
*	Bottomline Technologies de Inc.	983,774	49,021
*,^	Match Group Inc.	1,257,003	48,696
*	Five9 Inc.	1,378,381	47,651
*	NETGEAR Inc.	746,750	46,672
	Progress Software Corp.	1,146,004	44,488
*	Dropbox Inc. Class A	1,365,867	44,281
*	Mercury Systems Inc.	1,161,951	44,224
*	Insight Enterprises Inc.	900,013	44,038
*	Synaptics Inc.	863,366	43,488
*	Blackline Inc.	996,165	43,263
	Ebix Inc.	545,257	41,576
*	Blucora Inc.	1,112,571	41,165
	Pitney Bowes Inc.	4,775,258	40,924
*	EchoStar Corp. Class A	917,061	40,718
*,^	Ubiquiti Networks Inc.	467,183	39,580
	TiVo Corp.	2,914,481	39,200
*	Cloudera Inc.	2,789,306	38,046
*,^	3D Systems Corp.	2,722,103	37,592

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Infinera Corp.	3,747,501	37,213
*	Electronics For Imaging Inc.	1,110,061	36,144
*	Oclaro Inc.	3,982,945	35,568
	CSG Systems International Inc.	833,718	34,074
*	Rambus Inc.	2,708,411	33,963
*	Apptio Inc. Class A	935,185	33,854
*	Diodes Inc.	977,844	33,706
*	Virtusa Corp.	658,780	32,069
*,^	Inphi Corp.	982,379	32,035
*	Instructure Inc.	746,791	31,776
*	SPS Commerce Inc.	426,094	31,309
*	Alarm.com Holdings Inc.	768,870	31,047
*	ePlus Inc.	328,670	30,928
*,^	DocuSign Inc.	580,148	30,719
*	Web.com Group Inc.	1,177,204	30,431
*	MicroStrategy Inc. Class A	236,837	30,256
*	LivePerson Inc.	1,397,906	29,496
*	SailPoint Technologies Holding Inc.	1,192,669	29,268
*	Everbridge Inc.	606,995	28,784
*	Hortonworks Inc.	1,500,160	27,333
*	Pivotal Software Inc. Class A	1,115,081	27,063
*	Syntel Inc.	837,163	26,865
*,^	Alteryx Inc. Class A	684,699	26,128
*	Quality Systems Inc.	1,330,436	25,944
*	Tabula Rasa HealthCare Inc.	405,142	25,860
*	Yext Inc.	1,330,869	25,739
*	Cray Inc.	1,033,570	25,426
*	ScanSource Inc.	624,916	25,184
*	PROS Holdings Inc.	672,678	24,600
*	Rapid7 Inc.	860,793	24,292
	NIC Inc.	1,559,431	24,249
*	FormFactor Inc.	1,801,139	23,955
*,^	MongoDB Inc.	480,498	23,847
*	MaxLinear Inc.	1,515,027	23,619
*	Altair Engineering Inc. Class A	688,463	23,532
*	Boingo Wireless Inc.	1,027,117	23,203
*	Ceridian HCM Holding Inc.	680,687	22,592
^	Diebold Nixdorf Inc.	1,884,623	22,521
*	Super Micro Computer Inc.	947,596	22,411
*	ForeScout Technologies Inc.	653,657	22,394
*	Rudolph Technologies Inc.	737,021	21,816
*	Extreme Networks Inc.	2,728,613	21,720
*	Nanometrics Inc.	611,965	21,670
*	Perficient Inc.	815,097	21,494
*	Appfolio Inc.	351,112	21,471
*	Amkor Technology Inc.	2,497,224	21,451
*	Vocera Communications Inc.	709,943	21,220
*,^	Acacia Communications Inc.	608,713	21,189
*,^	Applied Optoelectronics Inc.	468,979	21,057
	Monotype Imaging Holdings Inc.	1,027,118	20,851
*	Carbonite Inc.	595,443	20,781
*	Shutterstock Inc.	434,982	20,644
*	USA Technologies Inc.	1,469,518	20,573
	Xperi Corp.	1,236,112	19,901
*	Cision Ltd.	1,307,825	19,552
*	CalAmp Corp.	828,732	19,417
*	Lattice Semiconductor Corp.	2,847,412	18,679
	ADTRAN Inc.	1,212,403	18,004
*	SendGrid Inc.	671,908	17,819
	Comtech Telecommunications Corp.	551,189	17,572
*	Xcerra Corp.	1,256,943	17,560
*	Benefitfocus Inc.	513,237	17,245
*,^	TransEnterix Inc.	3,847,632	16,776
*	Endurance International Group Holdings Inc.	1,669,572	16,612

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*,^	Unisys Corp.	1,266,377	16,336
*	CEVA Inc.	538,227	16,254
	Cohu Inc.	656,746	16,097
*	Axcelis Technologies Inc.	789,690	15,636
*	Ultra Clean Holdings Inc.	917,350	15,228
*	OneSpan Inc.	744,477	14,629
*	Workiva Inc.	592,437	14,455
*,^	Ichor Holdings Ltd.	643,519	13,655
*	Photronics Inc.	1,688,243	13,464
*	Upland Software Inc.	380,689	13,084
	Systemax Inc.	364,062	12,498
*,^	Appian Corp. Class A	334,211	12,085
*	Loral Space & Communications Inc.	318,580	11,979
*	Limelight Networks Inc.	2,621,284	11,717
*,^	Immersion Corp.	757,990	11,703
	Switch Inc.	956,894	11,645
*	Rosetta Stone Inc.	691,143	11,079
*,^	Zscaler Inc.	305,958	10,938
	QAD Inc. Class A	214,789	10,772
*	Model N Inc.	562,667	10,466
*	Presidio Inc.	789,412	10,341
	Computer Programs & Systems Inc.	314,177	10,336
	Forrester Research Inc.	244,937	10,275
*,^	KeyW Holding Corp.	1,173,682	10,258
	American Software Inc. Class A	690,159	10,056
*	Alpha & Omega Semiconductor Ltd.	705,573	10,047
*	Digi International Inc.	757,535	9,999
	PC Connection Inc.	298,774	9,919
*	Vectrus Inc.	320,881	9,890
*	PDF Solutions Inc.	798,381	9,565
*	Zix Corp.	1,769,634	9,538
*	Calix Inc.	1,189,809	9,281
	Hackett Group Inc.	561,201	9,019
*	Harmonic Inc.	2,077,560	8,830
*	ChannelAdvisor Corp.	625,648	8,790
*	Mitek Systems Inc.	983,263	8,751
*	Brightcove Inc.	903,435	8,718
*	Avalara Inc.	163,018	8,700
*	Zuora Inc. Class A	318,670	8,668
*	WideOpenWest Inc.	865,646	8,362
*	Meet Group Inc.	1,855,598	8,313
*,^	Impinj Inc.	375,205	8,296
*	MobileIron Inc.	1,821,485	8,106
*	Ribbon Communications Inc.	1,135,893	8,088
*	Quantenna Communications Inc.	519,716	8,076
*,^	Digimarc Corp.	298,448	7,998
*	Agilysys Inc.	505,215	7,831
*	A10 Networks Inc.	1,197,161	7,458
*	Castlight Health Inc. Class B	1,728,466	7,346
*	AXT Inc.	1,032,207	7,277
	Simulations Plus Inc.	319,695	7,113
*,^	NeoPhotonics Corp.	1,140,889	7,108
*,^	Gogo Inc.	1,454,604	7,069
*	Sigma Designs Inc.	1,158,189	7,065
*	DSP Group Inc.	532,274	6,627
	Preformed Line Products Co.	73,908	6,562
*	Ooma Inc.	448,671	6,349
*	Amber Road Inc.	668,089	6,287
*	eGain Corp.	375,920	5,676
*,^	nLight Inc.	171,424	5,667
*	KVH Industries Inc.	385,252	5,162
*	PAR Technology Corp.	289,316	5,115
*	Telenav Inc.	904,288	5,064
*	Internap Corp.	464,421	4,839

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	Casa Systems Inc.	290,290	4,740
*	Kopin Corp.	1,644,481	4,703
*,^	Aquantia Corp.	404,131	4,680
*,^	Veritone Inc.	270,690	4,553
	ConvergeOne Holdings Inc.	481,200	4,518
*,^	VirnetX Holding Corp.	1,321,949	4,495
*,^	Fusion Connect Inc.	1,125,157	4,433
*	Carbon Black Inc.	164,201	4,269
*	Bandwidth Inc. Class A	102,165	3,880
*	Telaria Inc.	945,280	3,819
*	Adesto Technologies Corp.	448,390	3,766
*	EMCORE Corp.	712,655	3,599
	AstroNova Inc.	187,627	3,537
*	Aerohive Networks Inc.	859,701	3,413
*	Seachange International Inc.	984,262	3,366
*	Computer Task Group Inc.	404,128	3,128
*	Clearfield Inc.	282,541	3,122
*	Pixelworks Inc.	826,306	2,983
*	SecureWorks Corp. Class A	234,363	2,918
*	RigNet Inc.	278,797	2,872
*	Datawatch Corp.	299,389	2,844
*,^	Park City Group Inc.	358,673	2,834
*,^	Resonant Inc.	501,976	2,831
*,^	Exela Technologies Inc.	593,106	2,817
*	GSI Technology Inc.	368,484	2,771
	TESSCO Technologies Inc.	158,040	2,734
*	VOXX International Corp. Class A	492,421	2,659
*	Smartsheet Inc. Class A	101,385	2,633
	TransAct Technologies Inc.	206,018	2,575
*	ID Systems Inc.	414,467	2,566
	PC-Tel Inc.	403,760	2,519
*,^	QuickLogic Corp.	2,064,240	2,374
*	Key Tronic Corp.	301,701	2,287
*	Quantum Corp.	996,196	2,192
*	Amtech Systems Inc.	352,960	2,135
*	Great Elm Capital Group Inc.	561,319	2,021
*,^	Airgain Inc.	219,697	2,019
*,^	Everspin Technologies Inc.	221,295	1,974
*	Domo Inc.	70,500	1,925
	GlobalSCAPE Inc.	469,361	1,816
*	Aware Inc.	432,908	1,753
*	inTEST Corp.	238,227	1,739
*	Edgewater Technology Inc.	315,536	1,710
*	Finjan Holdings Inc.	499,635	1,699
*,^	Inseego Corp.	830,617	1,670
*	Identiv Inc.	413,264	1,599
*	LRAD Corp.	604,296	1,589
	QAD Inc. Class B	38,958	1,578
*	Data I/O Corp.	219,273	1,392
*	Synacor Inc.	677,563	1,355
*	Support.com Inc.	473,810	1,350
*,^	Atomera Inc.	219,062	1,341
*	Aviat Networks Inc.	81,079	1,327
*,^	Neurotrope Inc.	131,201	1,270
	RCM Technologies Inc.	255,019	1,260
*,^	SITO Mobile Ltd.	479,955	1,243
*,^	CVD Equipment Corp.	173,894	1,158
*	Xplore Technologies Corp.	292,147	1,122
*	Icad Inc.	342,414	1,044
*,^	Rimini Street Inc.	158,628	1,039
*,^	ACM Research Inc. Class A	94,054	1,014
*,^	Aehr Test Systems	417,457	981
	Network-1 Technologies Inc.	304,119	943
*	DASAN Zhone Solutions Inc.	95,949	936

55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	BSQUARE Corp.	337,101	910
*	GSE Systems Inc.	275,429	895
*	SharpSpring Inc.	101,651	888
*,^	NXT-ID Inc.	486,470	837
*	NetSol Technologies Inc.	147,077	816
*,^	Red Violet Inc.	87,451	752
*,^	Xcel Brands Inc.	294,148	691
*	Intermolecular Inc.	386,671	646
*	Innodata Inc.	643,214	643
*	WidePoint Corp.	1,149,532	632
	ClearOne Inc.	155,448	598
*	Westell Technologies Inc. Class A	183,100	522
*	EverQuote Inc. Class A	28,233	512
*,^	Smith Micro Software Inc.	217,859	499
	Communications Systems Inc.	128,426	489
	BK Technologies Inc.	129,063	478
*	Lantronix Inc.	164,876	468
*,^	iPass Inc.	1,355,186	467
*,^	Intellicheck Inc.	196,842	453
	CSP Inc.	43,624	430
*,^	Marin Software Inc.	72,462	420
*	Radisys Corp.	598,252	418
*	Evolving Systems Inc.	140,367	400
*,^	Helios & Matheson Analytics Inc.	1,231,778	382
*,^	Sunworks Inc.	317,501	356
*,^	Neonode Inc.	834,061	316
*	ARC Group Worldwide Inc.	117,147	287
*	CynergisTek Inc.	69,263	273
*	Streamline Health Solutions Inc.	184,670	271
*	Majesco	41,672	256
*,^	Inuvo Inc.	315,731	244
*	Qumu Corp.	104,233	229
*,^	Cinedigm Corp. Class A	138,637	215
*,^	ParkerVision Inc.	323,425	212
*	Trio-Tech International	46,648	209
*,^	Netlist Inc.	985,473	174
*,^	RumbleON Inc. Class B	28,148	166
*	Socket Mobile Inc.	64,296	158
*	Determine Inc.	96,597	136
*,^	XpresSpa Group Inc.	380,077	111
*,^	Ominto Inc.	265,206	98
*	Mastech Digital Inc.	5,280	85
*,^	xG Technology Inc.	128,431	82
*,^	Tintri Inc.	306,038	76
*	Intelligent Systems Corp.	7,783	68
*	BroadVision Inc.	27,601	57
*	ADDvantage Technologies Group Inc.	29,519	39
*	Sonic Foundry Inc.	15,095	34
*	Qualstar Corp.	4,300	33
	SilverSun Technologies Inc.	2,301	9
*	AMERI Holdings Inc.	1,700	2
*	CMTSU Liquidation Inc.	113,650	1
			138,744,972
Telecommunications (1.8%)
	AT&T Inc.	181,825,704	5,838,423
	Verizon Communications Inc.	103,417,594	5,202,939
	CenturyLink Inc.	24,235,894	451,757
*	T-Mobile US Inc.	7,426,513	443,734
*	Zayo Group Holdings Inc.	5,290,728	193,006
*,^	Sprint Corp.	15,108,614	82,191
*	Vonage Holdings Corp.	5,393,575	69,523
	Telephone & Data Systems Inc.	2,320,887	63,639
*	8x8 Inc.	2,192,684	43,963
	Shenandoah Telecommunications Co.	1,156,096	37,804

56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

			Market
			Value
		Shares	($000)
*	GTT Communications Inc.	838,833	37,748
*	Iridium Communications Inc.	2,337,854	37,639
*,^	Intelsat SA	1,674,629	27,899
	Consolidated Communications Holdings Inc.	1,810,388	22,376
*	ORBCOMM Inc.	1,902,817	19,218
*	Cincinnati Bell Inc.	1,031,441	16,194
	ATN International Inc.	259,828	13,711
*	United States Cellular Corp.	331,897	12,293
^	Frontier Communications Corp.	1,955,108	10,479
	Spok Holdings Inc.	558,578	8,407
*,^	pdvWireless Inc.	310,293	7,742
*,^	Globalstar Inc.	13,903,876	6,812
*	HC2 Holdings Inc.	1,130,802	6,615
	Windstream Holdings Inc.	910,433	4,798
*	Hawaiian Telcom Holdco Inc.	146,351	4,233
	IDT Corp. Class B	422,763	2,376
*	Alaska Communications Systems Group Inc.	1,193,525	2,113
*,^	Pareteum Corp.	526,689	1,317
*	Otelco Inc. Class A	54,117	809
*	CPS Technologies Corp.	45,009	73
			12,669,831
Utilities (2.9%)
	NextEra Energy Inc.	11,807,254	1,972,166
	Duke Energy Corp.	17,525,772	1,385,938
	Southern Co.	25,340,976	1,173,541
	Dominion Energy Inc.	16,329,773	1,113,364
	Exelon Corp.	24,130,673	1,027,967
	American Electric Power Co. Inc.	12,298,045	851,640
	Sempra Energy	6,598,021	766,096
	Public Service Enterprise Group Inc.	12,651,790	684,968
	Consolidated Edison Inc.	7,767,441	605,705
	Xcel Energy Inc.	12,708,567	580,527
	PG&E Corp.	12,905,909	549,276
	PPL Corp.	18,811,452	537,067
	Edison International	8,139,884	515,010
	WEC Energy Group Inc.	7,908,998	511,317
	DTE Energy Co.	4,530,344	469,480
	Eversource Energy	7,902,296	463,154
	FirstEnergy Corp.	11,934,855	428,581
	American Water Works Co. Inc.	4,480,576	382,552
*	Evergy Inc.	6,771,080	380,196
	Ameren Corp.	6,075,790	369,712
	Entergy Corp.	4,517,721	364,987
	CMS Energy Corp.	7,029,002	332,331
	CenterPoint Energy Inc.	10,755,442	298,033
	Atmos Energy Corp.	2,794,642	251,909
*	Vistra Energy Corp.	10,462,470	247,542
	Alliant Energy Corp.	5,826,823	246,591
	NiSource Inc.	9,053,624	237,929
	NRG Energy Inc.	7,490,236	229,950
	UGI Corp.	4,336,219	225,787
	Pinnacle West Capital Corp.	2,786,142	224,452
	AES Corp.	16,553,699	221,985
	Aqua America Inc.	4,470,956	157,288
	Vectren Corp.	2,077,972	148,471
	SCANA Corp.	3,402,675	131,071
	IDACORP Inc.	1,269,156	117,067
	WGL Holdings Inc.	1,298,882	115,276
	ALLETE Inc.	1,319,770	102,163
	New Jersey Resources Corp.	2,246,659	100,538
	ONE Gas Inc.	1,333,869	99,693
	National Fuel Gas Co.	1,854,395	98,209
	Portland General Electric Co.	2,261,810	96,715
	Hawaiian Electric Industries Inc.	2,803,131	96,147

57

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

					Market
					Value
				Shares	($000)
	Southwest Gas Holdings Inc.			1,156,701	88,222
	Avista Corp.			1,656,689	87,241
	Avangrid Inc.			1,620,902	85,794
	Spire Inc.			1,209,683	85,464
	Black Hills Corp.			1,350,089	82,639
	PNM Resources Inc.			2,034,151	79,128
	South Jersey Industries Inc.			2,150,817	71,988
	NorthWestern Corp.			1,226,532	70,219
	El Paso Electric Co.			1,025,179	60,588
	MGE Energy Inc.			902,785	56,921
	Ormat Technologies Inc.			1,012,959	53,879
	American States Water Co.			931,206	53,228
	California Water Service Group			1,215,434	47,341
	Northwest Natural Gas Co.			731,681	46,681
*	Evoqua Water Technologies Corp.			1,699,140	34,832
	Chesapeake Utilities Corp.			389,837	31,167
	SJW Group			440,130	29,145
*,^	Sunrun Inc.			2,158,840	28,389
	TerraForm Power Inc. Class A			1,659,156	19,412
	Connecticut Water Service Inc.			295,513	19,303
	Unitil Corp.			369,910	18,880
	Middlesex Water Co.			385,787	16,269
	York Water Co.			336,580	10,703
*,^	Cadiz Inc.			769,728	10,083
	Artesian Resources Corp. Class A			231,249	8,966
*	Atlantic Power Corp.			3,393,115	7,465
	RGC Resources Inc.			163,952	4,784
*	AquaVenture Holdings Ltd.			295,210	4,599
*	Pure Cycle Corp.			467,095	4,461
*,^	Vivint Solar Inc.			767,171	3,798
	Spark Energy Inc. Class A			309,455	3,017
	Genie Energy Ltd. Class B			379,378	1,882

					20,138,879

Total Common Stocks (Cost $433,835,468)					698,240,170

		Coupon

Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
4,5	Vanguard Market Liquidity Fund	2.122%		48,446,758	4,845,160

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.737%	7/19/18	35,000	34,971
6	United States Treasury Bill	1.883%-1.887%	10/4/18	7,100	7,065
6	United States Treasury Bill	1.934%	10/11/18	47,000	46,746
6	United States Treasury Bill	1.986%	10/18/18	13,000	12,925
6	United States Treasury Bill	2.082%	12/20/18	3,000	2,971

					104,678

Total Temporary Cash Investments (Cost $4,949,274)					4,949,838

Total Investments (100.3%) (Cost $438,784,742)					703,190,008
Other Assets and Liabilities—Net (-0.3%)[5,6,7]					(2,005,444)

Net Assets (100%)					701,184,564
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,624,489,000.

58

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2018

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
0.3%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $2,805,251,000 of collateral received for securities on loan.
6 Securities with a value of $102,679,000 and a cash of $2,100,000 have been segregated as initial margin for open futures contracts.
7 Cash with a value of $2,340,000 has been segregated as collateral for open over-the-counter swap contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

59

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA852 082018

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: August 20, 2018
VANGUARD INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number
33-32216, Incorporated by Reference.